    As Filed with the Securities and Exchange Commission on April 14, 2010
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 8

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 109

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         Secretary General Counsel and
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                  Jocelyn Liu
                                   Attorney
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on          pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 39 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 37 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):


 MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (INVESCO
   SERIES (CLASS X SHARES)                VARIABLE INSURANCE FUNDS) (SERIES I
                                          SHARES)
 THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I SHARES)                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                          SERIES FUND, INC. (CLASS B SHARES)
 VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I AND CLASS II SHARES)        FRANKLIN TEMPLETON VARIABLE INSURANCE
                                          PRODUCTS TRUST (CLASS 2 SHARES)

                                        PUTNAM VARIABLE TRUST (CLASS IB
                                          SHARES)



We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 59 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                        Page
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Access To Your Money               20
                   -----------------------------------------
                      Income Payments                    21
                   -----------------------------------------



                                                                   Page
        ---------------------------------------------------------------
           Death Benefits                                           24
        ---------------------------------------------------------------
           Longevity Reward Rider                                   29
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        30
        ---------------------------------------------------------------
             Allstate Life                                          30
        ---------------------------------------------------------------
             The Variable Account                                   30
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           31
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   32
        ---------------------------------------------------------------
             Legal Matters                                          32
        ---------------------------------------------------------------
           Taxes                                                    32
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES                       41
        ---------------------------------------------------------------
        APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH
         BENEFIT                                                    60
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       61
        ---------------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                            Page
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          29
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            24
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        25
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------

                                                             Page
              ---------------------------------------------------
              Free Withdrawal Amount                          18
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               14
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         34
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                29
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
----------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         Annual contract maintenance charge of $30 (waived in certain cases)

                         Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         Transfer fee of $25 after 12th transfer in any Contract Year

                         State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
----------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 39 investment alternatives including:

                         2 Fixed Account Options (which credit interest at rates we guarantee)

                         37 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                 Morgan Stanley Investment Advisors Inc.

                                 Morgan Stanley Investment Management, Inc./(1)/

                                 Van Kampen Asset Management

                                 Invesco Advisers, Inc.

                                 AllianceBernstein L.P.

                                 Franklin Advisers, Inc.

                                 Franklin Mutual Advisers, LLC

                                 Putnam Investment Management, LLC

                                 Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                         (1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
                         Portfolios, does business in certain instances using the name Van Kampen.


                               4     PROSPECTUS

----------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  Automatic Additions Program

                  Automatic Portfolio Rebalancing Program

                  Dollar Cost Averaging Program

                  Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  life income with payments guaranteed for 10 years

                  joint and survivor life income payments

                  guaranteed payments for a specified period
----------------------------------------------------------------------------------------------------
Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
----------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value
                  ("Contract Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
----------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
----------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.28%    1.75%
 ------------------------------------------------------------------------------


(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.

EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $794  $1,125  $1,482   $2,285
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $750  $1,079  $1,434   $2,703
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $199   $615   $1,057   $2,285
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $240   $739   $1,264   $2,703
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                               9     PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase

                               10     PROSPECTUS
payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


CONTRACT VALUE
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------
You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer

                               11     PROSPECTUS
request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X/(2)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class X/(1)/                 income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class X        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             MORGAN STANLEY INVESTMENT
 Portfolio - Class X                      investments                                            ADVISORS INC.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class X/(1)/          income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class X/(1)/                           diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class X/(1)/                 growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class X                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class X/(1)/                 to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class X
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in     MORGAN STANLEY INVESTMENT
                                          emerging market countries.                             MANAGEMENT, INC./(2)/
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily
 Class I                                  in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
-------------------------------------------------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in        MANAGEMENT
 Class I/(1)/                             equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)/
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(3)/
-------------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. Core Equity Fund - Series   Growth of capital
 I/(3)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I/(3)/
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(4)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------


                               13     PROSPECTUS

(1)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
  Growth Portfolio - Class X             Fund - Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS High Yield          Invesco V.I. High Yield Fund - Series
  Portfolio - Class X                    I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Income Builder      Invesco V.I. Income Builder Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------
 Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
  Portfolio - Class X                    Series I
 -----------------------------------------------------------------------------

  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class I                                - Series I
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class I                    Growth Fund - Series I
 -----------------------------------------------------------------------------



(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------




(4)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to
  July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating

                               14     PROSPECTUS
purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any

                               15     PROSPECTUS

Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable

                               16     PROSPECTUS

Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

                               17     PROSPECTUS

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be

                               18     PROSPECTUS
attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


                               19     PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

                               20     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at

                               21     PROSPECTUS
least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

                               22     PROSPECTUS

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

                               23     PROSPECTUS

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a

                               24     PROSPECTUS
rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.


ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:


..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

       .  (i) = the withdrawal amount

       .  (ii) = the Contract Value just before the withdrawal

       .  (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination

                               25     PROSPECTUS

Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 25) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

                               26     PROSPECTUS

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract

                               27     PROSPECTUS

Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

                               28     PROSPECTUS

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             EXISTING PURCHASE    NEW PURCHASE
                 PAYMENTS           PAYMENTS
                                                     WITHDRAWAL
                                    NUMBER OF       CHARGE (AS A
                                 COMPLETE YEARS   PERCENTAGE OF NEW
                NUMBER OF       SINCE WE RECEIVED    OR EXISTING
              COMPLETE YEARS    THE NEW PURCHASE      PURCHASE
               SINCE RIDER        PAYMENT BEING       PAYMENTS
                   DATE             WITHDRAWN        WITHDRAWN)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

                               29     PROSPECTUS


LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote

                               30     PROSPECTUS
shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority.

IN ADDITION, MORGAN STANLEY & CO. INCORPORATED MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable


                               31     PROSPECTUS

Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following: Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON - QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.
TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains

                               32     PROSPECTUS
will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely

                               33     PROSPECTUS
affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

                               34     PROSPECTUS

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal

                               35     PROSPECTUS
withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

                               36     PROSPECTUS

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               37     PROSPECTUS

Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the


                               38     PROSPECTUS
actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of

                               39     PROSPECTUS
these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               40     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account , Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Global Infrastructure - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Capital Opportunities - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The UIF Capital Growth, Class I Sub-Account , UIF International Magnum, Class I Sub-Account, UIF Emerging Markets Equity, Class I Sub-Account , and Van Kampen LIT Capital Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The UIF U.S. Mid Cap Value, Class I Sub-Account, the Invesco V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein VPS Growth - Class B Sub-Account, AllianceBernstein VPS Growth and Income - Class B Sub-Account, and AllianceBernstein VPS Large Cap Growth - Class B Sub-Account , and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.

The Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Invesco V.I. Mid Cap Core Equity - Series I Sub-Account , FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account , FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, FTVIP Franklin Small Cap Value - Class 2 Sub-Account which was first offered May 1, 2005, The Invesco V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit


                               41     PROSPECTUS

Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -   Invesco V.I. Capital Appreciation
 Series I                               Fund - Series I
 AIM V.I. Core Equity Fund - Series I   Invesco V.I. Core Equity Fund -
                                        Series I
 AIM V.I. Mid Cap Core Equity Fund -    Invesco V.I. Mid Cap Core Equity Fund
 Series I                               - Series I
 -----------------------------------------------------------------------------



                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                             2000       $14.447       $8.324       330,757
                                                             2001        $8.324       $9.905     2,037,605
                                                             2002        $9.905       $7.563     1,469,643
                                                             2003        $7.563       $9.407     1,182,043
                                                             2004        $9.407      $10.460       899,342
                                                             2005       $10.460      $12.712       637,524
                                                             2006       $12.712      $13.525       444,416
                                                             2007       $13.525      $15.967       309,422
                                                             2008       $15.967       $8.055       239,927
                                                             2009        $8.055      $13.468       209,386
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                             2000       $35.384      $36.762    22,447,720
                                                             2001       $36.762      $34.380    18,402,631
                                                             2002       $34.380      $27.809    14,271,895
                                                             2003       $27.809      $35.088    11,388,813
                                                             2004       $35.088      $37.546     8,614,729
                                                             2005       $37.546      $39.122     6,150,647
                                                             2006       $39.122      $42.880     4,417,726
                                                             2007       $42.880      $44.089     3,396,405
                                                             2008       $44.089      $27.685     2,746,257
                                                             2009       $27.685      $33.952     2,274,233


                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                  2000       $78.284      $67.698    12,262,797
                                                                  2001       $67.698      $48.840     9,213,699
                                                                  2002       $48.840      $37.962     6,962,525
                                                                  2003       $37.962      $45.995     5,390,368
                                                                  2004       $45.995      $50.436     4,082,674
                                                                  2005       $50.436      $58.796     2,973,450
                                                                  2006       $58.796      $60.437     2,130,839
                                                                  2007       $60.437      $71.273     1,620,807
                                                                  2008       $71.273      $36.827     1,314,636
                                                                  2009       $36.827      $62.247     1,072,182
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                  2000       $43.419      $40.733     6,307,478
                                                                  2001       $40.733      $33.048     4,613,136
                                                                  2002       $33.048      $25.640     3,538,947
                                                                  2003       $25.640      $32.640     2,729,709
                                                                  2004       $32.640      $36.304     2,086,485
                                                                  2005       $36.304      $38.931     1,443,696
                                                                  2006       $38.931      $50.016     1,083,879
                                                                  2007       $50.016      $57.036       881,250
                                                                  2008       $57.036      $32.242       696,851
                                                                  2009       $32.242      $40.630       569,212
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                  2000       $12.177       $9.926     2,405,879
                                                                  2001        $9.926       $7.501     1,726,377
                                                                  2002        $7.501       $5.865     1,176,968
                                                                  2003        $5.865       $7.587     1,000,001
                                                                  2004        $7.587       $8.424       764,552
                                                                  2005        $8.424       $8.877       555,009
                                                                  2006        $8.877      $10.383       405,315
                                                                  2007       $10.383      $11.993       277,444
                                                                  2008       $11.993       $6.645       233,448
                                                                  2009        $6.645       $6.357             0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                  2000       $19.219      $18.489    11,064,552
                                                                  2001       $18.489      $17.100     8,650,672
                                                                  2002       $17.100      $14.759     6,686,000
                                                                  2003       $14.759      $19.231     5,329,708
                                                                  2004       $19.231      $21.807     4,254,555
                                                                  2005       $21.807      $22.879     3,176,388
                                                                  2006       $22.879      $27.526     2,410,773
                                                                  2007       $27.526      $29.062     1,876,654
                                                                  2008       $29.062      $16.934     1,460,052
                                                                  2009       $16.934      $19.454     1,194,325


                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                            2000       $24.009      $16.055     4,112,148
                                                            2001       $16.055      $10.493     2,971,097
                                                            2002       $10.493       $9.614     2,130,485
                                                            2003        $9.614      $12.115     2,018,163
                                                            2004       $12.115      $13.129     1,548,414
                                                            2005       $13.129      $13.236       962,837
                                                            2006       $13.236      $14.273       663,543
                                                            2007       $14.273      $14.668       518,210
                                                            2008       $14.668      $11.124       427,548
                                                            2009       $11.124      $15.865       375,973
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                            2000       $12.997      $12.846     1,868,522
                                                            2001       $12.846      $12.964     1,759,604
                                                            2002       $12.964      $11.813     1,492,253
                                                            2003       $11.813      $14.084     1,199,577
                                                            2004       $14.084      $15.418       970,700
                                                            2005       $15.418      $16.270       656,182
                                                            2006       $16.270      $18.334       519,312
                                                            2007       $18.334      $18.666       411,373
                                                            2008       $18.666      $13.575       304,981
                                                            2009       $13.575      $16.762       231,860
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2000       $18.200      $19.949    12,923,991
                                                            2001       $19.949      $21.563    11,955,743
                                                            2002       $21.563      $22.447     9,891,692
                                                            2003       $22.447      $24.016     7,521,052
                                                            2004       $24.016      $24.933     5,706,741
                                                            2005       $24.933      $25.417     4,193,246
                                                            2006       $25.417      $26.505     3,197,996
                                                            2007       $26.505      $27.713     2,480,749
                                                            2008       $27.713      $24.902     1,984,019
                                                            2009       $24.902      $30.115     1,657,652
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2000       $10.065      $10.511       247,190
                                                            2001       $10.511      $11.067       998,378
                                                            2002       $11.067      $11.361     2,184,695
                                                            2003       $11.361      $11.459     1,875,942
                                                            2004       $11.459      $11.466     1,494,669
                                                            2005       $11.466      $11.524     1,125,988
                                                            2006       $11.524      $11.856       746,919
                                                            2007       $11.856      $12.041       572,372
                                                            2008       $12.041      $10.108       415,568
                                                            2009       $10.108      $10.547       400,011


                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                                  2000       $13.460      $14.083    13,100,511
                                                                  2001       $14.083      $14.436    14,122,157
                                                                  2002       $14.436      $14.433    12,828,970
                                                                  2003       $14.433      $14.334     8,011,135
                                                                  2004       $14.334      $14.265     6,004,073
                                                                  2005       $14.265      $14.467     4,778,094
                                                                  2006       $14.467      $14.932     4,181,794
                                                                  2007       $14.932      $15.457     3,320,041
                                                                  2008       $15.457      $15.623     3,384,187
                                                                  2009       $15.623      $15.418     2,212,207
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                                  2000       $13.198      $11.800     5,685,459
                                                                  2001       $11.800      $10.217     4,881,154
                                                                  2002       $10.217       $7.813     4,046,964
                                                                  2003        $7.813       $9.856     3,888,379
                                                                  2004        $9.856      $10.754     3,407,326
                                                                  2005       $10.754      $11.102     2,439,845
                                                                  2006       $11.102      $12.658     1,618,578
                                                                  2007       $12.658      $13.140     1,225,377
                                                                  2008       $13.140       $8.159     1,014,891
                                                                  2009        $8.159      $10.169       967,647
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                                  2000       $31.136      $31.226    11,520,579
                                                                  2001       $31.226      $27.669     8,955,954
                                                                  2002       $27.669      $24.598     6,737,267
                                                                  2003       $24.598      $30.638     5,265,389
                                                                  2004       $30.638      $33.363     3,980,578
                                                                  2005       $33.363      $35.656     2,909,826
                                                                  2006       $35.656      $40.461     2,217,972
                                                                  2007       $40.461      $43.362     1,718,848
                                                                  2008       $43.362      $32.521     1,437,064
                                                                  2009       $32.521      $38.417     1,172,614
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2000       $32.870      $33.417     9,889,545
                                                                  2001       $33.417      $24.478     7,554,143
                                                                  2002       $24.478      $18.627     5,635,019
                                                                  2003       $18.627      $21.565     4,217,232
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
                                                                  2009       $26.933      $31.690       955,383


                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                    2000       $13.643       $8.224       496,918
                                                    2001        $8.224       $7.586       391,194
                                                    2002        $7.586       $6.819       461,316
                                                    2003        $6.819      $10.069       507,331
                                                    2004       $10.069      $12.230       464,745
                                                    2005       $12.230      $16.151       380,097
                                                    2006       $16.151      $21.854       301,731
                                                    2007       $21.854      $30.281       237,077
                                                    2008       $30.281      $12.958       139,006
                                                    2009       $12.958      $21.713       127,969
--------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                    2000       $13.901      $12.105     2,584,832
                                                    2001       $12.105      $10.137     1,754,951
                                                    2002       $10.137       $7.214     1,312,108
                                                    2003        $7.214       $8.892     1,115,541
                                                    2004        $8.892       $9.455       939,474
                                                    2005        $9.455      $10.794       694,442
                                                    2006       $10.794      $11.086       526,258
                                                    2007       $11.086      $13.333       361,523
                                                    2008       $13.333       $6.684       280,879
                                                    2009        $6.684      $10.917       231,397
--------------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                    2000       $12.092      $10.448       521,562
                                                    2001       $10.448       $8.319       463,678
                                                    2002        $8.319       $6.827       405,211
                                                    2003        $6.827       $8.582       472,457
                                                    2004        $8.582       $9.940       449,004
                                                    2005        $9.940      $10.892       408,589
                                                    2006       $10.892      $13.447       343,994
                                                    2007       $13.447      $15.202       277,361
                                                    2008       $15.202       $8.305       241,222
                                                    2009        $8.305      $10.859       170,464
--------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                    2002       $10.000       $7.326        35,545
                                                    2003        $7.326      $10.246       253,955
                                                    2004       $10.246      $12.292       324,513
                                                    2005       $12.292      $14.258       277,181
                                                    2006       $14.258      $15.373       223,398
                                                    2007       $15.373      $18.603       180,676
                                                    2008       $18.603       $9.770       151,607
                                                    2009        $9.770      $15.197       121,157


                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                       2000       $10.000      $10.243       130,014
                                                       2001       $10.243       $9.786       842,184
                                                       2002        $9.786       $6.949       863,660
                                                       2003        $6.949       $9.702       848,880
                                                       2004        $9.702      $10.969       819,612
                                                       2005       $10.969      $12.154       621,597
                                                       2006       $12.154      $14.474       472,554
                                                       2007       $14.474      $15.399       352,690
                                                       2008       $15.399       $8.919       280,399
                                                       2009        $8.919      $12.250       218,930
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                       2000        $8.808      $11.235       509,161
                                                       2001       $11.235      $12.174       494,048
                                                       2002       $12.174      $11.835       644,176
                                                       2003       $11.835      $16.167       567,867
                                                       2004       $16.167      $21.756       465,548
                                                       2005       $21.756      $25.125       294,218
                                                       2006       $25.125      $34.220       226,573
                                                       2007       $34.220      $27.996       159,524
                                                       2008       $27.996      $17.153       133,656
                                                       2009       $17.153      $21.721       113,009
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.148        13,131
                                                       2005       $11.148      $12.221        24,994
                                                       2006       $12.221      $12.651        26,037
                                                       2007       $12.651      $14.678        12,416
                                                       2008       $14.678       $7.698        20,472
                                                       2009        $7.698      $11.877        26,201
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                       2002       $10.000       $8.066       612,695
                                                       2003        $8.066      $10.425     1,477,236
                                                       2004       $10.425      $12.111     2,137,081
                                                       2005       $12.111      $12.472     1,989,581
                                                       2006       $12.472      $14.308     1,567,597
                                                       2007       $14.308      $13.827     1,236,076
                                                       2008       $13.827       $8.775       953,334
                                                       2009        $8.775      $11.149       758,616
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2000       $24.191      $21.445     3,397,290
                                                       2001       $21.445      $14.493     2,278,513
                                                       2002       $14.493       $9.654     1,675,939
                                                       2003        $9.654      $12.129     1,366,571
                                                       2004       $12.129      $12.808     1,059,152
                                                       2005       $12.808      $13.639       753,367
                                                       2006       $13.639      $13.841       528,733
                                                       2007       $13.841      $15.970       372,166
                                                       2008       $15.970       $8.037       306,263
                                                       2009        $8.037      $13.168       247,793


                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                2000       $10.000       $8.324       330,757
                                                                2001        $8.324       $6.300       336,633
                                                                2002        $6.300       $4.702       284,291
                                                                2003        $4.702       $6.008       306,517
                                                                2004        $6.008       $6.320       291,181
                                                                2005        $6.320       $6.787       217,208
                                                                2006        $6.787       $7.118       241,036
                                                                2007        $7.118       $7.866       190,410
                                                                2008        $7.866       $4.462       166,645
                                                                2009        $4.462       $5.331       152,769
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                                2006       $10.000      $10.817       147,923
                                                                2007       $10.817      $11.536       118,456
                                                                2008       $11.536       $7.952       107,630
                                                                2009        $7.952      $10.065       104,206
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                2004       $10.000      $10.838            20
                                                                2005       $10.838      $11.507       107,383
                                                                2006       $11.507      $12.630        64,974
                                                                2007       $12.630      $13.649        53,584
                                                                2008       $13.649       $9.626        54,545
                                                                2009        $9.626      $12.366        56,982
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $8.145       256,762
                                                                2001        $8.145       $6.135       375,013
                                                                2002        $6.135       $4.342       279,753
                                                                2003        $4.342       $5.770       582,899
                                                                2004        $5.770       $6.520       732,150
                                                                2005        $6.520       $7.181       549,286
                                                                2006        $7.181       $6.997       412,305
                                                                2007        $6.997       $7.777       271,554
                                                                2008        $7.777       $4.404       218,050
                                                                2009        $4.404       $5.773       171,828
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2000       $10.000      $10.764       710,787
                                                                2001       $10.764      $10.635     2,686,180
                                                                2002       $10.635       $8.156     2,122,155
                                                                2003        $8.156      $10.636     2,063,625
                                                                2004       $10.636      $11.671     1,740,326
                                                                2005       $11.671      $12.045     1,279,033
                                                                2006       $12.045      $13.902     1,186,867
                                                                2007       $13.902      $14.381       943,851
                                                                2008       $14.381       $8.414       734,524
                                                                2009        $8.414       $9.991       574,677


                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $7.861     1,090,403
                                                               2001        $7.861       $6.406     1,004,407
                                                               2002        $6.406       $4.371       923,651
                                                               2003        $4.371       $5.320       670,836
                                                               2004        $5.320       $5.686       557,743
                                                               2005        $5.686       $6.443       503,519
                                                               2006        $6.443       $6.316       516,685
                                                               2007        $6.316       $7.079       368,977
                                                               2008        $7.079       $4.203       241,698
                                                               2009        $4.203       $5.685       207,861
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        73,220
                                                               2005       $10.713      $10.920        29,053
                                                               2006       $10.920      $11.783        37,421
                                                               2007       $11.783      $11.940        45,179
                                                               2008       $11.940       $9.026        40,584
                                                               2009        $9.026      $12.707        37,505
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.259       109,912
                                                               2005       $11.259      $11.286       293,020
                                                               2006       $11.286      $13.166       450,069
                                                               2007       $13.166      $13.477       470,818
                                                               2008       $13.477       $9.353       417,122
                                                               2009        $9.353      $12.512       389,547
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.352        57,973
                                                               2006       $11.352      $13.102       140,299
                                                               2007       $13.102      $12.617        84,460
                                                               2008       $12.617       $8.338        80,825
                                                               2009        $8.338      $10.625        74,140
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.970        40,237
                                                               2005       $10.970      $11.965       200,311
                                                               2006       $11.965      $13.975       243,334
                                                               2007       $13.975      $14.266       222,495
                                                               2008       $14.266       $8.852       175,485
                                                               2009        $8.852      $11.008       174,463
-------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.538        56,465
                                                               2005       $11.538      $12.541       218,833
                                                               2006       $12.541      $15.027       264,220
                                                               2007       $15.027      $17.116       241,130
                                                               2008       $17.116      $10.068       206,986
                                                               2009       $10.068      $13.612       194,711


                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2000       $10.000      $10.800      294,258
                                                   2001       $10.800       $9.973      357,566
                                                   2002        $9.973       $7.971      337,171
                                                   2003        $7.971      $10.018      356,652
                                                   2004       $10.018      $10.982      281,169
                                                   2005       $10.982      $11.401      185,642
                                                   2006       $11.401      $13.039      157,795
                                                   2007       $13.039      $12.086      118,737
                                                   2008       $12.086       $7.310       71,743
                                                   2009        $7.310       $9.362       64,896
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2000       $10.000       $9.083      577,155
                                                   2001        $9.083       $7.114      662,362
                                                   2002        $7.114       $5.778      594,387
                                                   2003        $5.778       $7.327      619,117
                                                   2004        $7.327       $8.400      469,236
                                                   2005        $8.400       $9.298      427,528
                                                   2006        $9.298      $11.717      421,805
                                                   2007       $11.717      $12.526      339,799
                                                   2008       $12.526       $6.926      244,382
                                                   2009        $6.926       $8.517      202,446
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.308      198,217
                                                   2003        $7.308      $10.789      180,269
                                                   2004       $10.789      $13.435      144,803
                                                   2005       $13.435      $14.188       96,506
                                                   2006       $14.188      $16.419       68,930
                                                   2007       $16.419      $14.137       45,234
                                                   2008       $14.137       $8.457       39,650
                                                   2009        $8.457      $10.975       31,406
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2000       $10.000       $8.125      594,706
                                                   2001        $8.125       $6.219      647,820
                                                   2002        $6.219       $4.508      801,112
                                                   2003        $4.508       $5.555      457,530
                                                   2004        $5.555       $5.757      381,566
                                                   2005        $5.757       $6.003      281,603
                                                   2006        $6.003       $6.245      192,384
                                                   2007        $6.245       $6.501      123,721
                                                   2008        $6.501       $4.038       89,897
                                                   2009        $4.038       $6.530       96,902


* The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.129           0
                                                                 2001       $10.129       $7.098       1,652
                                                                 2002        $7.098       $5.382       1,817
                                                                 2003        $5.382       $6.647       2,091
                                                                 2004        $6.647       $7.340       2,005
                                                                 2005        $7.340       $8.857       1,314
                                                                 2006        $8.857       $9.359       1,139
                                                                 2007        $9.359      $10.970           0
                                                                 2008       $10.970       $5.496           0
                                                                 2009        $5.496       $9.125           0
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.495       3,475
                                                                 2001       $10.495       $9.745      41,334
                                                                 2002        $9.745       $7.828      55,944
                                                                 2003        $7.828       $9.808      62,454
                                                                 2004        $9.808      $10.422      30,254
                                                                 2005       $10.422      $10.783      26,322
                                                                 2006       $10.783      $11.737       9,654
                                                                 2007       $11.737      $11.983       5,851
                                                                 2008       $11.983       $7.472       5,782
                                                                 2009        $7.472       $9.100       5,754
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.128           0
                                                                 2001       $10.128       $9.745      69,035
                                                                 2002        $9.745       $5.600      82,007
                                                                 2003        $5.600       $6.737      85,882
                                                                 2004        $6.737       $7.336      49,330
                                                                 2005        $7.336       $8.493      46,632
                                                                 2006        $8.493       $8.669      23,798
                                                                 2007        $8.669      $10.151       9,615
                                                                 2008       $10.151       $5.209       3,698
                                                                 2009        $5.209       $8.742       2,913
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                 2000       $10.000      $10.401           0
                                                                 2001       $10.401       $8.378      25,476
                                                                 2002        $8.378       $6.455      33,850
                                                                 2003        $6.455       $8.160      33,441
                                                                 2004        $8.160       $9.013      19,099
                                                                 2005        $9.013       $9.598      17,253
                                                                 2006        $9.598      $12.244       9,856
                                                                 2007       $12.244      $13.865       6,427
                                                                 2008       $13.865       $7.783       2,393
                                                                 2009        $7.783       $9.739       2,377


                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                  2000       $10.000       $9.869           0
                                                                  2001        $9.869       $7.411       5,126
                                                                  2002        $7.411       $5.749       8,431
                                                                  2003        $5.749       $7.386       7,075
                                                                  2004        $7.386       $8.143       6,273
                                                                  2005        $8.143       $8.521       5,603
                                                                  2006        $8.521       $9.897       4,414
                                                                  2007        $9.897      $11.352       1,869
                                                                  2008       $11.352       $6.246       1,812
                                                                  2009        $6.246       $5.962           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.319           0
                                                                  2001       $10.319       $9.476      18,699
                                                                  2002        $9.476       $8.121      27,267
                                                                  2003        $8.121      $10.509      33,076
                                                                  2004       $10.509      $11.833      26,554
                                                                  2005       $11.833      $12.328      23,800
                                                                  2006       $12.328      $14.729       8,567
                                                                  2007       $14.729      $15.442       7,297
                                                                  2008       $15.442       $8.935       4,180
                                                                  2009        $8.935      $10.193       4,153
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                                  2000       $10.000       $9.542          98
                                                                  2001        $9.542       $6.192         204
                                                                  2002        $6.192       $5.633       1,853
                                                                  2003        $5.633       $7.050       2,331
                                                                  2004        $7.050       $7.586       1,648
                                                                  2005        $7.586       $7.595       1,648
                                                                  2006        $7.595       $8.133       1,648
                                                                  2007        $8.133       $8.299       1,647
                                                                  2008        $8.299       $6.250           0
                                                                  2009        $6.250       $8.852           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.277           0
                                                                  2001       $10.277      $10.483           0
                                                                  2002       $10.483       $9.318         936
                                                                  2003        $9.318      $11.032       8,277
                                                                  2004       $11.032      $11.993       7,491
                                                                  2005       $11.993      $12.568       9,338
                                                                  2006       $12.568      $14.063       3,376
                                                                  2007       $14.063      $14.218       3,410
                                                                  2008       $14.218      $10.267       1,152
                                                                  2009       $10.267      $12.590       1,153


                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.017       2,755
                                                            2001       $10.017      $10.751      13,344
                                                            2002       $10.751      $11.114      18,094
                                                            2003       $11.114      $11.808      19,180
                                                            2004       $11.808      $12.173      22,351
                                                            2005       $12.173      $12.324      21,235
                                                            2006       $12.324      $12.762       9,848
                                                            2007       $12.762      $13.250       7,148
                                                            2008       $13.250      $11.823       4,674
                                                            2009       $11.823      $14.198       4,224
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.007           0
                                                            2001       $10.007      $10.461       9,043
                                                            2002       $10.461      $10.664      30,423
                                                            2003       $10.664      $10.681       8,647
                                                            2004       $10.681      $10.613         474
                                                            2005       $10.613      $10.592           0
                                                            2006       $10.592      $10.822           0
                                                            2007       $10.822      $10.914           0
                                                            2008       $10.914       $9.098           0
                                                            2009        $9.098       $9.427           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2000       $10.000      $10.017           0
                                                            2001       $10.017      $10.194           0
                                                            2002       $10.194      $10.121       7,283
                                                            2003       $10.121       $9.982      10,899
                                                            2004        $9.982       $9.864       5,213
                                                            2005        $9.864       $9.934       4,581
                                                            2006        $9.934      $10.182       2,596
                                                            2007       $10.182      $10.467       1,857
                                                            2008       $10.467      $10.505       1,799
                                                            2009       $10.505      $10.295       2,060
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                            2000       $10.000       $9.978           0
                                                            2001        $9.978       $8.578       4,348
                                                            2002        $8.578       $6.514      10,101
                                                            2003        $6.514       $8.159       7,819
                                                            2004        $8.159       $8.841       6,666
                                                            2005        $8.841       $9.064       5,253
                                                            2006        $9.064      $10.262       3,694
                                                            2007       $10.262      $10.578       1,997
                                                            2008       $10.578       $6.522       1,269
                                                            2009        $6.522       $8.072       1,186


                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.071       3,347
                                                                  2001       $10.071       $8.861       5,682
                                                                  2002        $8.861       $7.822       3,623
                                                                  2003        $7.822       $9.675      11,837
                                                                  2004        $9.675      $10.462      11,558
                                                                  2005       $10.462      $11.104      10,797
                                                                  2006       $11.104      $12.512         576
                                                                  2007       $12.512      $13.315       1,211
                                                                  2008       $13.315       $9.916       1,054
                                                                  2009        $9.916      $11.633       1,021
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2000       $10.000      $10.139       6,315
                                                                  2001       $10.139       $7.374       3,081
                                                                  2002        $7.374       $5.573       1,656
                                                                  2003        $5.573       $6.406       2,634
                                                                  2004        $6.406       $7.573         571
                                                                  2005        $7.573       $8.505       3,652
                                                                  2006        $8.505      $10.026       3,254
                                                                  2007       $10.026      $11.818       2,505
                                                                  2008       $11.818       $7.726         630
                                                                  2009        $7.726       $9.027           0
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                                  2000       $10.000       $9.538           0
                                                                  2001        $9.538       $8.736       7,015
                                                                  2002        $8.736       $7.797      10,972
                                                                  2003        $7.797      $11.433      15,738
                                                                  2004       $11.433      $13.790      14,257
                                                                  2005       $13.790      $18.086      13,231
                                                                  2006       $18.086      $24.302       4,291
                                                                  2007       $24.302      $33.436       2,783
                                                                  2008       $33.436      $14.208       2,002
                                                                  2009       $14.208      $23.642       1,859
----------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                  2000       $10.000       $9.829           0
                                                                  2001        $9.829       $8.172       6,041
                                                                  2002        $8.172       $5.775       8,634
                                                                  2003        $5.775       $7.069       8,594
                                                                  2004        $7.069       $7.464       6,644
                                                                  2005        $7.464       $8.461       4,914
                                                                  2006        $8.461       $8.631       3,183
                                                                  2007        $8.631      $10.306       1,650
                                                                  2008       $10.306       $5.130       1,563
                                                                  2009        $5.130       $8.321       1,537


                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                     Number of
                                                          Accumulation Accumulation    Units
                                             For the Year  Unit Value   Unit Value  Outstanding
                                                Ending    at Beginning    at End      at End
Sub-Accounts                                 December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.198           0
                                                 2001       $10.198       $8.062       4,891
                                                 2002        $8.062       $6.571       8,959
                                                 2003        $6.571       $8.202       7,729
                                                 2004        $8.202       $9.433       6,724
                                                 2005        $9.433      $10.265       5,050
                                                 2006       $10.265      $12.586       4,200
                                                 2007       $12.586      $14.128       2,196
                                                 2008       $14.128       $7.664       2,215
                                                 2009        $7.664       $9.951       2,130
-----------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                 2002       $10.000       $7.291       9,244
                                                 2003        $7.291      $10.127       9,732
                                                 2004       $10.127      $12.065       4,775
                                                 2005       $12.065      $13.897       4,568
                                                 2006       $13.897      $14.879         572
                                                 2007       $14.879      $17.879         639
                                                 2008       $17.879       $9.324         567
                                                 2009        $9.324      $14.402         549
-----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.319           0
                                                 2001       $10.319       $9.790       7,459
                                                 2002        $9.790       $6.903       9,315
                                                 2003        $6.903       $9.571      14,752
                                                 2004        $9.571      $10.745      14,091
                                                 2005       $10.745      $11.823      14,685
                                                 2006       $11.823      $13.981       6,105
                                                 2007       $13.981      $14.771       4,471
                                                 2008       $14.771       $8.496       2,499
                                                 2009        $8.496      $11.587       2,427
-----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                 2000       $10.000      $10.025           0
                                                 2001       $10.025      $10.786       4,991
                                                 2002       $10.786      $10.412       9,476
                                                 2003       $10.412      $14.124       6,979
                                                 2004       $14.124      $18.874       5,869
                                                 2005       $18.874      $21.646       5,673
                                                 2006       $21.646      $29.277       4,460
                                                 2007       $29.277      $23.784       3,927
                                                 2008       $23.784      $14.470       1,622
                                                 2009       $14.470      $18.195       1,705


                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.095           0
                                                       2005       $11.095      $12.077           0
                                                       2006       $12.077      $12.415           0
                                                       2007       $12.415      $14.302           0
                                                       2008       $14.302       $7.449           0
                                                       2009        $7.449      $11.412           0
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                       2002       $10.000       $8.029         359
                                                       2003        $8.029      $10.304       8,291
                                                       2004       $10.304      $11.887       8,941
                                                       2005       $11.887      $12.156      11,009
                                                       2006       $12.156      $13.849       4,818
                                                       2007       $13.849      $13.289       4,484
                                                       2008       $13.289       $8.375       1,654
                                                       2009        $8.375      $10.567       1,725
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2000       $10.000       $9.838           0
                                                       2001        $9.838       $6.601      17,319
                                                       2002        $6.601       $4.366      25,304
                                                       2003        $4.366       $5.448      24,193
                                                       2004        $5.448       $5.713      18,048
                                                       2005        $5.713       $6.041      16,689
                                                       2006        $6.041       $6.088       7,685
                                                       2007        $6.088       $6.975       2,765
                                                       2008        $6.975       $3.486       2,548
                                                       2009        $3.486       $5.671       2,459
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                       2000       $10.000       $9.895           0
                                                       2001        $9.895       $7.436      13,961
                                                       2002        $7.436       $5.510      25,054
                                                       2003        $5.510       $6.992      21,313
                                                       2004        $6.992       $7.304      19,669
                                                       2005        $7.304       $7.789      16,512
                                                       2006        $7.789       $8.112      15,014
                                                       2007        $8.112       $8.901       8,466
                                                       2008        $8.901       $5.015       6,872
                                                       2009        $5.015       $5.949       6,827
-----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                       2006       $10.000      $10.765       2,385
                                                       2007       $10.765      $11.399       1,323
                                                       2008       $11.399       $7.804       1,289
                                                       2009        $7.804       $9.810       1,180


                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                2004       $10.000      $10.787           8
                                                                2005       $10.787      $11.372       2,367
                                                                2006       $11.372      $12.394       2,380
                                                                2007       $12.394      $13.301       2,187
                                                                2008       $13.301       $9.314           0
                                                                2009        $9.314      $11.882           0
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $9.927           0
                                                                2001        $9.927       $7.424       4,367
                                                                2002        $7.424       $5.217       6,161
                                                                2003        $5.217       $6.885       5,057
                                                                2004        $6.885       $7.726       4,213
                                                                2005        $7.726       $8.450       3,888
                                                                2006        $8.450       $8.176       3,081
                                                                2007        $8.176       $9.024       2,186
                                                                2008        $9.024       $5.075       2,042
                                                                2009        $5.075       $6.606       2,007
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2000       $10.000      $10.359           0
                                                                2001       $10.359      $10.162       5,013
                                                                2002       $10.162       $7.739       7,042
                                                                2003        $7.739      $10.022      12,771
                                                                2004       $10.022      $10.920      13,421
                                                                2005       $10.920      $11.191      12,715
                                                                2006       $11.191      $12.827       5,038
                                                                2007       $12.827      $13.176       3,662
                                                                2008       $13.176       $7.655       2,527
                                                                2009        $7.655       $9.026       2,559
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2000       $10.000       $9.807           0
                                                                2001        $9.807       $7.935       5,423
                                                                2002        $7.935       $5.376       5,914
                                                                2003        $5.376       $6.498       4,757
                                                                2004        $6.498       $6.897       4,215
                                                                2005        $6.897       $7.761       7,717
                                                                2006        $7.761       $7.555       6,070
                                                                2007        $7.555       $8.408       4,796
                                                                2008        $8.408       $4.957       1,295
                                                                2009        $4.957       $6.659       1,192
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.662           0
                                                                2005       $10.662      $10.791           0
                                                                2006       $10.791      $11.562           0
                                                                2007       $11.562      $11.634           0
                                                                2008       $11.634       $8.733           0
                                                                2009        $8.733      $12.209           0


                               57     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.205           0
                                                             2005       $11.205      $11.157          77
                                                             2006       $11.157      $12.926         321
                                                             2007       $12.926      $13.138         729
                                                             2008       $13.138       $9.054         620
                                                             2009        $9.054      $12.027         552
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.298       2,383
                                                             2006       $11.298      $12.950       2,715
                                                             2007       $12.950      $12.383       2,651
                                                             2008       $12.383       $8.126         273
                                                             2009        $8.126      $10.282         276
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.917          20
                                                             2005       $10.917      $11.825         788
                                                             2006       $11.825      $13.715         760
                                                             2007       $13.715      $13.903         328
                                                             2008       $13.903       $8.566         353
                                                             2009        $8.566      $10.578         342
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.483          20
                                                             2005       $11.483      $12.394       2,859
                                                             2006       $12.394      $14.747       2,821
                                                             2007       $14.747      $16.679       2,105
                                                             2008       $16.679       $9.742         289
                                                             2009        $9.742      $13.080         286
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                             2000       $10.000      $10.225           0
                                                             2001       $10.225       $9.375       3,587
                                                             2002        $9.375       $7.441       5,340
                                                             2003        $7.441       $9.286      11,842
                                                             2004        $9.286      $10.109      12,033
                                                             2005       $10.109      $10.422      11,947
                                                             2006       $10.422      $11.836       2,918
                                                             2007       $11.836      $10.894       2,193
                                                             2008       $10.894       $6.543       2,353
                                                             2009        $6.543       $8.321       2,298
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                             2000       $10.000      $10.316           0
                                                             2001       $10.316       $8.022       4,133
                                                             2002        $8.022       $6.470       7,113
                                                             2003        $6.470       $8.147       7,249
                                                             2004        $8.147       $9.275       4,937
                                                             2005        $9.275      $10.195       4,319
                                                             2006       $10.195      $12.758       2,526
                                                             2007       $12.758      $13.543       1,700
                                                             2008       $13.543       $7.437       1,704
                                                             2009        $7.437       $9.080       2,211


                               58     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95


                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                              2002       $10.000       $7.274         158
                                              2003        $7.274      $10.664         315
                                              2004       $10.664      $13.187         271
                                              2005       $13.187      $13.828           0
                                              2006       $13.828      $15.892           0
                                              2007       $15.892      $13.587           0
                                              2008       $13.587       $8.072           0
                                              2009        $8.072      $10.401           0
--------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                              2000       $10.000       $9.817           0
                                              2001        $9.817       $7.522       4,086
                                              2002        $7.522       $5.414       7,096
                                              2003        $5.414       $6.625       6,303
                                              2004        $6.625       $6.817       5,753
                                              2005        $6.817       $7.060       4,821
                                              2006        $7.060       $7.293       3,192
                                              2007        $7.293       $7.538       2,508
                                              2008        $7.538       $4.650       2,481
                                              2009        $4.650       $7.467       2,200


* Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above this table. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               59     PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals =                $0
       -----------------------------------------------------------------
       In-Force Premium =                 $100,000 ($100,000 + $0 -$0)
       -----------------------------------------------------------------
       Death Benefit Earnings =           $25,000 ($125,000 - $100,000)
       -----------------------------------------------------------------
       Enhanced Earnings Death Benefit =     40% X $25,000 = $10,000
       -----------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

      Excess of Earnings Withdrawals =      $5,000 ($10,000 - $5,000)
      --------------------------------------------------------------------
      In-Force Premium =                 $95,000 ($100,000 + $0 - $5,000)
      --------------------------------------------------------------------
      Death Benefit Earnings =             $19,000 ($114,000 - $95,000)
      --------------------------------------------------------------------
      Enhanced Earnings Death Benefit =       40%X $19,000 = $7,600
      --------------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

  Excess of Earnings Withdrawals =         $30,000 ($50,000 - $20,000)
  ---------------------------------------------------------------------------
  In-Force Premium =                 $120,000 ($110,000 + $40,000 - $30,000)
  ---------------------------------------------------------------------------
  Death Benefit Earnings =                $20,000 ($140,000 - $120,000)
  ---------------------------------------------------------------------------
  Enhanced Earnings Death Benefit =          25% of $20,000 = $5,000
  ---------------------------------------------------------------------------

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               60     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   -----------------------------------------
                   ADDITIONS, DELETIONS OR SUBSTITUTIONS
                    OF INVESTMENTS
                   -----------------------------------------
                   THE CONTRACT
                   -----------------------------------------
                      PURCHASES
                   -----------------------------------------
                      TAX-FREE EXCHANGES (1035
                      EXCHANGES, ROLLOVERS AND TRANSFERS)
                   -----------------------------------------
                      CALCULATION OF ACCUMULATION UNIT
                      VALUES
                   -----------------------------------------
                      CALCULATION OF VARIABLE INCOME
                      PAYMENTS
                   -----------------------------------------
                   GENERAL MATTERS
                   -----------------------------------------
                      INCONTESTABILITY
                   -----------------------------------------
                    ----------------------------------------
                       SETTLEMENTS
                    ----------------------------------------
                       SAFEKEEPING OF THE VARIABLE
                       ACCOUNT'S ASSETS
                    ----------------------------------------
                       PREMIUM TAXES
                    ----------------------------------------
                       TAX RESERVES
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A - ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               61     PROSPECTUS

40137

[LOGO]

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 39 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("FUNDS"):


 MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (INVESCO
   SERIES (CLASS Y SHARES)                VARIABLE INSURANCE FUNDS) (SERIES I
                                          SHARES)
 THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. (CLASS I SHARES)                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                          SERIES FUND, INC. (CLASS B SHARES)
 VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS I AND CLASS II SHARES)        FRANKLIN TEMPLETON VARIABLE INSURANCE
                                          PRODUCTS TRUST (CLASS 2 SHARES)

                                        PUTNAM VARIABLE TRUST (CLASS IB
                                          SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 57 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Access To Your Money                                 20
          -----------------------------------------------------------
             Income Payments                                      21
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information:                                    28
          -----------------------------------------------------------
               Allstate Life                                      28
          -----------------------------------------------------------
               The Variable Account                               28
          -----------------------------------------------------------
               The Portfolios                                     28
          -----------------------------------------------------------
               The Contract                                       29
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   30
          -----------------------------------------------------------
               Legal Matters                                      30
          -----------------------------------------------------------
             Taxes                                                31
          -----------------------------------------------------------
          APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT PLUS                                           39
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   41
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   60
          -----------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          27
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  4
               -------------------------------------------------
               Death Benefit Anniversary                     23
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   25
               -------------------------------------------------
               Excess of Earnings Withdrawals                25
               -------------------------------------------------

                                                             PAGE
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                24
              ---------------------------------------------------
              Portfolios                                      28
              ---------------------------------------------------
              Qualified Contracts                             32
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                27
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION or
                            1.59% if you select the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85% if you
                            select the INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                         If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or
                            0.35% (depending on the age of the oldest Contract owner (or
                            Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider
                            Application Date"))

                         Annual contract maintenance charge of $35 (waived in certain cases)

                         Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                            withdrawn (with certain exceptions)

                         Transfer fee of $25 after the 12th transfer in any CONTRACT YEAR (fee currently waived)

                         State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 39 investment alternatives including:

                         3 Fixed Account Options (which credit interest at rates we guarantee)

                         36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                             Morgan Stanley Investment Advisors Inc.

                             Morgan Stanley Investment Management, Inc. (1)

                             Van Kampen Asset Management

                             Invesco Advisers, Inc.

                             AllianceBernstein L.P.

                             Franklin Advisers, Inc.

                             Franklin Mutual Advisers, LLC

                             Putnam Investment Management, LLC

                             Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at
                         1-800-457-7617.

                         (1)Morgan Stanley Investment Management, Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.


                               4     PROSPECTUS

------------------------------------------------------------------------------------------------------
SPECIAL SERVICES  For your convenience, we offer these special services:

                  AUTOMATIC ADDITIONS PROGRAM

                  AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                  DOLLAR COST AVERAGING PROGRAM

                  SYSTEMATIC WITHDRAWAL PROGRAM
------------------------------------------------------------------------------------------------------
INCOME PAYMENTS   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  life income with payments guaranteed for 120 months

                  joint and survivor life income with guaranteed payments

                  guaranteed payments for a specified period
------------------------------------------------------------------------------------------------------
DEATH BENEFITS    If you die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
------------------------------------------------------------------------------------------------------
TRANSFERS         Before the Payout Start Date, you may transfer your Contract value ("CONTRACT
                  VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                  Guarantee Period must be at least $500.

                  We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR,"
                  which we measure from the date we issue your Contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
------------------------------------------------------------------------------------------------------
WITHDRAWALS       You may withdraw some or all of your Contract Value at any time during the
                  Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
------------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------


The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.53%   2.00%
  ----------------------------------------------------------------------------


(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.

EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $881  $1,553  $2,159   $3,930
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $738  $1,128  $1,459   $2,580
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $371  $1,128  $1,904   $3,930
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $228  $  703  $1,204   $2,580
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                               10     PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


CONTRACT VALUE
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB- ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.


                               11     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y/(1)/                 income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             MORGAN STANLEY INVESTMENT
 Portfolio - Class Y                      investments                                            ADVISORS INC.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y/(1)/          income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class Y/(1)/                           diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y/(1)/                 growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y/(1)/                 to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I    Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
---------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I                                  in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in equity securities of non-U.S. issuers domiciled in  MANAGEMENT, INC./(2)/
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                 INVESTMENT ADVISOR:
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in      VAN KAMPEN ASSET
 Class II/(1)/                            equity securities, including common stocks,          MANAGEMENT
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)(4)/
-----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(1)(4) /
-----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(3)/
-----------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. Core Equity Fund - Series   Growth of capital
 I/(3)/
-----------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I/(3)/
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-----------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                                FRANKLIN ADVISERS, INC.
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal  FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                       LLC
-------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                             TEMPLETON INVESTMENT
 - Class 2                                                                                     COUNSEL, LLC
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                 PUTNAM INVESTMENT
 Class IB                                                                                      MANAGEMENT, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------




(1)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
  Growth Portfolio - Class Y             Fund - Series II
 -----------------------------------------------------------------------------


 Morgan Stanley VIS High Yield          Invesco V.I. High Yield Fund - Series
  Portfolio - Class Y                    II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Income Builder      Invesco V.I. Income Builder Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
 Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
  Portfolio - Class Y                    Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------


                               13     PROSPECTUS

 Van Kampen LIT Capital                 Invesco Van Kampen V.I. Capital
  Growth Portfolio - Class I             Growth Fund - Series I
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------



(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)Effective April 30, 2010, the following Portfolios changed their names:



                 PREVIOUS NAME                  NEW NAME
           ---------------------------------------------------------
           AIM V.I. Capital           Invesco V.I. Capital
            Appreciation Fund          Appreciation Fund
           ---------------------------------------------------------
           AIM V.I. Core Equity Fund  Invesco V.I. Core Equity Fund
           ---------------------------------------------------------
           AIM V.I. Mid Cap Core      Invesco V.I. Mid Cap Core
            Equity Fund                Equity Fund



(4)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.


You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.


6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.


You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you

                               14     PROSPECTUS
within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt

                               15     PROSPECTUS
management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

                               16     PROSPECTUS

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the

                               17     PROSPECTUS
   next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

                               18     PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


                               19     PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

                               20     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 99th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2

                               21     PROSPECTUS
you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

                               22     PROSPECTUS

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in

                               23     PROSPECTUS
connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will

                               24     PROSPECTUS
recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

                               25     PROSPECTUS

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

                               26     PROSPECTUS

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

                               27     PROSPECTUS

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MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote

                               28     PROSPECTUS
shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.

We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with


                               29     PROSPECTUS

MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

                               30     PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment

                               31     PROSPECTUS
control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued,

                               32     PROSPECTUS
we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge)

                               33     PROSPECTUS
of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a

                               34     PROSPECTUS

Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified

                               35     PROSPECTUS

Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled

                               36     PROSPECTUS
over" on a tax- deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after

                               37     PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               38     PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               39     PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               40     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Capital Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -   Invesco V.I. Capital Appreciation
 Series I                               Fund - Series I
 AIM V.I. Core Equity Fund - Series I   Invesco V.I. Core Equity Fund -
                                        Series I
 AIM V.I. Mid Cap Core Equity Fund -    Invesco V.I. Mid Cap Core Equity Fund
 Series I                               - Series I
 -----------------------------------------------------------------------------




                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                          Number of
                               Accumulation Accumulation    Units
                  For the Year  Unit Value   Unit Value  Outstanding
                     Ending    at Beginning    at End      at End
                  December 31   of Period    of Period    of Period
             -------------------------------------------------------
             MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                      2000       $10.000       $9.677      198,351
                      2001        $9.677       $6.815      316,721
                      2002        $6.815       $5.188      283,883
                      2003        $5.188       $6.438      272,336
                      2004        $6.438       $7.144      234,755
                      2005        $7.144       $8.650      227,739
                      2006        $8.650       $9.186      204,772
                      2007        $9.186      $10.819      162,276
                      2008       $10.819       $5.444      107,805
                      2009        $5.444       $9.080       87,543


                               41     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                           2000       $10.000      $10.683       251,851
                                                           2001       $10.683       $9.968     1,048,759
                                                           2002        $9.968       $8.041     1,067,569
                                                           2003        $8.041      $10.116     1,139,957
                                                           2004       $10.116      $10.800       990,965
                                                           2005       $10.800      $11.226       811,829
                                                           2006       $11.226      $12.276       688,174
                                                           2007       $12.276      $12.582       528,128
                                                           2008       $12.582       $7.888       355,823
                                                           2009        $7.888       $9.645       299,197
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                           2000       $10.000       $9.528       675,279
                                                           2001        $9.528       $6.855     1,600,336
                                                           2002        $6.855       $5.312     1,731,827
                                                           2003        $5.312       $6.423     1,648,842
                                                           2004        $6.423       $7.025     1,202,257
                                                           2005        $7.025       $8.172     1,050,552
                                                           2006        $8.172       $8.379       827,076
                                                           2007        $8.379       $9.856       654,237
                                                           2008        $9.856       $5.081       419,421
                                                           2009        $5.081       $8.564       326,439
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                           2000       $10.000       $9.190       244,691
                                                           2001        $9.190       $7.442       511,559
                                                           2002        $7.442       $5.761       356,625
                                                           2003        $5.761       $7.316       309,363
                                                           2004        $7.316       $8.118       272,927
                                                           2005        $8.118       $8.679       234,229
                                                           2006        $8.679      $11.121       211,820
                                                           2007       $11.121      $12.655       135,423
                                                           2008       $12.655       $7.136       105,002
                                                           2009        $7.136       $8.970        81,962
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                           2000       $10.000       $8.414        83,033
                                                           2001        $8.414       $6.347       111,943
                                                           2002        $6.347       $4.950       109,629
                                                           2003        $4.950       $6.386       102,666
                                                           2004        $6.386       $7.074        86,414
                                                           2005        $7.074       $7.429        81,526
                                                           2006        $7.429       $8.675        73,406
                                                           2007        $8.675       $9.986        69,193
                                                           2008        $9.986       $5.521        51,624
                                                           2009        $5.521       $5.278             0



                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                          2000       $10.000       $9.931        33,924
                                                          2001        $9.931       $9.166       100,886
                                                          2002        $9.166       $7.893       218,644
                                                          2003        $7.893      $10.251       269,243
                                                          2004       $10.251      $11.595       283,766
                                                          2005       $11.595      $12.146       253,561
                                                          2006       $12.146      $14.572       264,127
                                                          2007       $14.572      $15.349       192,603
                                                          2008       $15.349       $8.921       127,411
                                                          2009        $8.921      $10.220       115,611
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                          2000       $10.000       $6.944        33,813
                                                          2001        $6.944       $4.527       224,510
                                                          2002        $4.527       $4.138       353,006
                                                          2003        $4.138       $5.202       391,579
                                                          2004        $5.202       $5.623       320,319
                                                          2005        $5.623       $5.654       239,792
                                                          2006        $5.654       $6.081       169,994
                                                          2007        $6.081       $6.233       125,010
                                                          2008        $6.233       $4.723        69,806
                                                          2009        $4.723       $6.723        62,495
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                          2000       $10.000      $10.030        27,433
                                                          2001       $10.030      $10.103       103,772
                                                          2002       $10.103       $9.174       178,947
                                                          2003        $9.174      $10.907       220,708
                                                          2004       $10.907      $11.915       220,046
                                                          2005       $11.915      $12.544       198,756
                                                          2006       $12.544      $14.104       180,290
                                                          2007       $14.104      $14.312       132,123
                                                          2008       $14.312      $10.386        70,981
                                                          2009       $10.386      $12.798        64,353
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                          2000       $10.000      $10.748       176,424
                                                          2001       $10.748      $11.593       967,824
                                                          2002       $11.593      $12.039     1,319,879
                                                          2003       $12.039      $12.838     1,348,933
                                                          2004       $12.838      $13.309     1,129,562
                                                          2005       $13.309      $13.535     1,005,575
                                                          2006       $13.535      $14.067       811,450
                                                          2007       $14.067      $14.672       699,813
                                                          2008       $14.672      $13.157       552,949
                                                          2009       $13.157      $15.874       488,036



                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                         2000       $10.000      $10.303        22,608
                                                         2001       $10.303      $10.824       196,418
                                                         2002       $10.824      $11.085       713,418
                                                         2003       $11.085      $11.153       772,405
                                                         2004       $11.153      $11.132       662,808
                                                         2005       $11.132      $11.149       573,784
                                                         2006       $11.149      $11.443       498,856
                                                         2007       $11.443      $11.605       363,337
                                                         2008       $11.605       $9.707       216,564
                                                         2009        $9.707      $10.109       182,224
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                         2000       $10.000      $10.262       272,169
                                                         2001       $10.262      $10.492     1,063,770
                                                         2002       $10.492      $10.464     1,408,669
                                                         2003       $10.464      $10.367       905,962
                                                         2004       $10.367      $10.291       604,071
                                                         2005       $10.291      $10.410       520,195
                                                         2006       $10.410      $10.718       473,348
                                                         2007       $10.718      $11.067       389,279
                                                         2008       $11.067      $11.158       379,606
                                                         2009       $11.158      $11.010       312,423
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                         2000       $10.000       $8.959       301,630
                                                         2001        $8.959       $7.731       975,139
                                                         2002        $7.731       $5.898     1,267,235
                                                         2003        $5.898       $7.421     1,514,029
                                                         2004        $7.421       $8.075     1,558,007
                                                         2005        $8.075       $8.321     1,419,666
                                                         2006        $8.321       $9.458     1,199,301
                                                         2007        $9.458       $9.798       858,655
                                                         2008        $9.798       $6.064       665,953
                                                         2009        $6.064       $7.542       571,312
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                         2000       $10.000       $9.922       426,068
                                                         2001        $9.922       $8.770     1,061,403
                                                         2002        $8.770       $7.777       963,286
                                                         2003        $7.777       $9.659       932,750
                                                         2004        $9.659      $10.494       783,532
                                                         2005       $10.494      $11.188       610,562
                                                         2006       $11.188      $12.667       483,042
                                                         2007       $12.667      $13.542       344,448
                                                         2008       $13.542      $10.127       262,329
                                                         2009       $10.127      $11.933       246,537



                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                               Number of
                                                    Accumulation Accumulation    Units
                                       For the Year  Unit Value   Unit Value  Outstanding
                                          Ending    at Beginning    at End      at End
                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                           2000       $10.000      $10.130      337,753
                                           2001       $10.130       $7.396      773,382
                                           2002        $7.396       $5.613      539,074
                                           2003        $5.613       $6.489      462,973
                                           2004        $6.489       $7.700      390,011
                                           2005        $7.700       $8.687      355,076
                                           2006        $8.687      $10.288      290,239
                                           2007       $10.288      $12.183      213,254
                                           2008       $12.183       $8.000      155,752
                                           2009        $8.000       $9.379      141,765
-----------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                           2000       $10.000       $6.386       61,310
                                           2001        $6.386       $5.891       73,439
                                           2002        $5.891       $5.295      117,274
                                           2003        $5.295       $7.819      128,637
                                           2004        $7.819       $9.497      112,553
                                           2005        $9.497      $12.542      110,994
                                           2006       $12.542      $16.971       90,909
                                           2007       $16.971      $23.514       63,180
                                           2008       $23.514      $10.062       47,253
                                           2009       $10.062      $16.861       36,755
-----------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                           2000       $10.000       $8.335      182,173
                                           2001        $8.335       $6.980      206,607
                                           2002        $6.980       $4.968      217,248
                                           2003        $4.968       $6.123      207,602
                                           2004        $6.123       $6.510      200,709
                                           2005        $6.510       $7.432      152,389
                                           2006        $7.432       $7.634      180,242
                                           2007        $7.634       $9.181      145,613
                                           2008        $9.181       $4.602       82,608
                                           2009        $4.602       $7.517       63,529
-----------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                           2000       $10.000       $9.054       41,665
                                           2001        $9.054       $7.209       75,869
                                           2002        $7.209       $5.916       98,575
                                           2003        $5.916       $7.437      120,003
                                           2004        $7.437       $8.613      129,973
                                           2005        $8.613       $9.439      128,034
                                           2006        $9.439      $11.653      126,493
                                           2007       $11.653      $13.173      107,935
                                           2008       $13.173       $7.197       73,228
                                           2009        $7.197       $9.410       58,230



                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                             2002       $10.000       $7.326       22,083
                                             2003        $7.326      $10.246       69,239
                                             2004       $10.246      $12.292       79,478
                                             2005       $12.292      $14.258       75,045
                                             2006       $14.258      $15.373       84,049
                                             2007       $15.373      $18.603       54,578
                                             2008       $18.603       $9.770       32,323
                                             2009        $9.770      $15.197       24,694
-------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                             2000       $10.000      $10.231       54,051
                                             2001       $10.231       $9.775      274,260
                                             2002        $9.775       $6.942      557,452
                                             2003        $6.942       $9.691      543,989
                                             2004        $9.691      $10.957      541,279
                                             2005       $10.957      $12.141      463,148
                                             2006       $12.141      $14.458      389,524
                                             2007       $14.458      $15.382      271,927
                                             2008       $15.382       $8.910      187,046
                                             2009        $8.910      $12.236      137,737
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2000       $10.000      $11.503       20,901
                                             2001       $11.503      $12.465       83,055
                                             2002       $12.465      $12.117      150,580
                                             2003       $12.117      $16.552      156,443
                                             2004       $16.552      $22.274      137,651
                                             2005       $22.274      $25.724      121,936
                                             2006       $25.724      $35.036      105,373
                                             2007       $35.036      $28.663       76,408
                                             2008       $28.663      $17.562       49,233
                                             2009       $17.562      $22.239       42,744
-------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                             2004       $10.000      $11.148       28,289
                                             2005       $11.148      $12.221       34,063
                                             2006       $12.221      $12.651       35,502
                                             2007       $12.651      $14.677       30,778
                                             2008       $14.677       $7.698       18,419
                                             2009        $7.698      $11.877       24,982
-------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                             2002       $10.000       $8.054      586,029
                                             2003        $8.054      $10.391      781,942
                                             2004       $10.391      $12.038      849,641
                                             2005       $12.038      $12.366      874,617
                                             2006       $12.366      $14.158      795,608
                                             2007       $14.158      $13.642      563,059
                                             2008       $13.642       $8.640      380,976
                                             2009        $8.640      $10.946      268,137



                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25




                                                                             Number of
                                                  Accumulation Accumulation    Units
                                     For the Year  Unit Value   Unit Value  Outstanding
                                        Ending    at Beginning    at End      at End
                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                         2000       $10.000       $8.129      472,104
                                         2001        $8.129       $5.494      722,796
                                         2002        $5.494       $3.659      343,933
                                         2003        $3.659       $4.597      288,538
                                         2004        $4.597       $4.855      257,735
                                         2005        $4.855       $5.170      214,331
                                         2006        $5.170       $5.246      181,710
                                         2007        $5.246       $6.054      135,127
                                         2008        $6.054       $3.047      114,228
                                         2009        $3.047       $4.992       90,954
---------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                         2001       $10.000       $8.106      175,128
                                         2002        $8.106       $5.385      242,253
                                         2003        $5.385       $6.750      221,320
                                         2004        $6.750       $7.111      210,046
                                         2005        $7.111       $7.551      184,695
                                         2006        $7.551       $7.646      164,496
                                         2007        $7.646       $8.798      117,771
                                         2008        $8.798       $4.417       85,726
                                         2009        $4.417       $7.218       64,325
---------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                         2000       $10.000       $8.285       90,817
                                         2001        $8.285       $6.270      201,850
                                         2002        $6.270       $4.679      144,764
                                         2003        $4.679       $5.979      152,197
                                         2004        $5.979       $6.290      155,432
                                         2005        $6.290       $6.754      215,906
                                         2006        $6.754       $7.084      255,483
                                         2007        $7.084       $7.828      274,469
                                         2008        $7.828       $4.441      214,667
                                         2009        $4.441       $5.305      109,313
---------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                         2006       $10.000      $10.818      314,621
                                         2007       $10.818      $11.538      222,562
                                         2008       $11.538       $7.952      125,960
                                         2009        $7.952      $10.065      103,919
---------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                         2004       $10.000      $10.838        6,388
                                         2005       $10.838      $11.508       14,794
                                         2006       $11.508      $12.630       16,695
                                         2007       $12.630      $13.650       12,652
                                         2008       $13.650       $9.626       11,423
                                         2009        $9.626      $12.366       17,753



                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $8.000      119,976
                                                               2001        $8.000       $6.026      269,657
                                                               2002        $6.026       $4.265      256,501
                                                               2003        $4.265       $5.667      264,050
                                                               2004        $5.667       $6.404      257,682
                                                               2005        $6.404       $7.053      225,528
                                                               2006        $7.053       $6.873      170,381
                                                               2007        $6.873       $7.639      107,566
                                                               2008        $7.639       $4.326       82,660
                                                               2009        $4.326       $5.671       70,907
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                               2000       $10.000      $10.242      102,708
                                                               2001       $10.242      $10.119      642,105
                                                               2002       $10.119       $7.761      826,573
                                                               2003        $7.761      $10.121      819,711
                                                               2004       $10.121      $11.106      771,745
                                                               2005       $11.106      $11.461      704,582
                                                               2006       $11.461      $13.228      574,562
                                                               2007       $13.228      $13.684      411,598
                                                               2008       $13.684       $8.006      317,530
                                                               2009        $8.006       $9.506      264,401
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2000       $10.000       $7.978      304,578
                                                               2001        $7.978       $6.501      358,857
                                                               2002        $6.501       $4.436      306,552
                                                               2003        $4.436       $5.399      286,209
                                                               2004        $5.399       $5.771      259,495
                                                               2005        $5.771       $6.539      260,704
                                                               2006        $6.539       $6.410      268,191
                                                               2007        $6.410       $7.185      175,058
                                                               2008        $7.185       $4.266      144,019
                                                               2009        $4.266       $5.770       98,942
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        1,181
                                                               2005       $10.713      $10.920       12,375
                                                               2006       $10.920      $11.782        8,082
                                                               2007       $11.782      $11.939        7,802
                                                               2008       $11.939       $9.025        8,635
                                                               2009        $9.025      $12.706       14,234
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.259       30,303
                                                               2005       $11.259      $11.286       72,954
                                                               2006       $11.286      $13.166      138,166
                                                               2007       $13.166      $13.477      136,424
                                                               2008       $13.477       $9.353      118,802
                                                               2009        $9.353      $12.512      109,928




                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                2004       $10.000      $10.970        5,679
                                                2005       $10.970      $11.965       38,802
                                                2006       $11.965      $13.975       71,535
                                                2007       $13.975      $14.266       73,763
                                                2008       $14.266       $8.852       57,637
                                                2009        $8.852      $11.008       46,905
----------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                2004       $10.000      $11.538       17,573
                                                2005       $11.538      $12.541       53,868
                                                2006       $12.541      $15.027       63,797
                                                2007       $15.027      $17.116       68,905
                                                2008       $17.116      $10.068       46,145
                                                2009       $10.068      $13.612       31,224
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2000       $10.000      $10.564       73,374
                                                2001       $10.564       $9.755      366,952
                                                2002        $9.755       $7.797      285,561
                                                2003        $7.797       $9.799      355,263
                                                2004        $9.799      $10.741      327,179
                                                2005       $10.741      $11.152      285,586
                                                2006       $11.152      $12.753      206,667
                                                2007       $12.753      $11.822      155,345
                                                2008       $11.822       $7.150      120,078
                                                2009        $7.150       $9.157       88,313
----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                2000       $10.000       $9.016      187,566
                                                2001        $9.016       $7.061      474,491
                                                2002        $7.061       $5.735      573,617
                                                2003        $5.735       $7.272      537,358
                                                2004        $7.272       $8.337      464,986
                                                2005        $8.337       $9.229      440,036
                                                2006        $9.229      $11.629      444,760
                                                2007       $11.629      $12.432      258,927
                                                2008       $12.432       $6.875      204,944
                                                2009        $6.875       $8.453      166,075
----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                2002       $10.000       $7.308      257,805
                                                2003        $7.308      $10.789      278,343
                                                2004       $10.789      $13.435      260,878
                                                2005       $13.435      $14.188      253,085
                                                2006       $14.188      $16.419      216,399
                                                2007       $16.419      $14.137      112,304
                                                2008       $14.137       $8.457       81,294
                                                2009        $8.457      $10.975       51,223


                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                         Number of
                              Accumulation Accumulation    Units
                 For the Year  Unit Value   Unit Value  Outstanding
                    Ending    at Beginning    at End      at End
                 December 31   of Period    of Period    of Period
             ------------------------------------------------------
             PUTNAM VT VOYAGER FUND--CLASS IB
                     2000       $10.000       $8.117      211,436
                     2001        $8.117       $6.213      340,965
                     2002        $6.213       $4.503      424,724
                     2003        $4.503       $5.549      410,372
                     2004        $5.549       $5.751      319,118
                     2005        $5.751       $5.997      286,756
                     2006        $5.997       $6.238      220,007
                     2007        $6.238       $6.494      174,855
                     2008        $6.494       $4.034      142,717
                     2009        $4.034       $6.523      116,435


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.157        3,625
                                                           2002        $9.157       $6.912       34,442
                                                           2003        $6.912       $8.504       36,657
                                                           2004        $8.504       $9.356       21,802
                                                           2005        $9.356      $11.234       19,146
                                                           2006       $11.234      $11.829       18,704
                                                           2007       $11.829      $13.814       16,082
                                                           2008       $13.814       $6.891       11,969
                                                           2009        $6.891      $11.397       10,580
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.282       66,076
                                                           2002        $9.282       $7.424      151,394
                                                           2003        $7.424       $9.262      187,461
                                                           2004        $9.262       $9.804      182,934
                                                           2005        $9.804      $10.105      142,402
                                                           2006       $10.105      $10.956      132,871
                                                           2007       $10.956      $11.134      112,405
                                                           2008       $11.134       $6.921       81,169
                                                           2009        $6.921       $8.391       72,003
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.190       42,655
                                                           2002        $9.190       $7.061      134,909
                                                           2003        $7.061       $8.466      161,433
                                                           2004        $8.466       $9.181      150,953
                                                           2005        $9.181      $10.589      128,743
                                                           2006       $10.589      $10.765      117,118
                                                           2007       $10.765      $12.556       80,969
                                                           2008       $12.556       $6.417       63,633
                                                           2009        $6.417      $10.726       57,340
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                           2001       $10.000       $9.526        7,447
                                                           2002        $9.526       $7.312       49,709
                                                           2003        $7.312       $9.206       49,736
                                                           2004        $9.206      $10.130       50,739
                                                           2005       $10.130      $10.739       42,930
                                                           2006       $10.739      $13.644       41,036
                                                           2007       $13.644      $15.394       22,836
                                                           2008       $15.394       $8.607       19,192
                                                           2009        $8.607      $10.727       15,944


                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2001       $10.000       $8.948       2,373
                                                            2002        $8.948       $6.920       7,000
                                                            2003        $6.920       $8.852       7,473
                                                            2004        $8.852       $9.723       6,162
                                                            2005        $9.723      $10.125       4,844
                                                            2006       $10.125      $11.723       4,835
                                                            2007       $11.723      $13.379       3,074
                                                            2008       $13.379       $7.334       2,581
                                                            2009        $7.334       $6.993           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.656      15,650
                                                            2002        $9.656       $8.244      55,252
                                                            2003        $8.244      $10.617      66,972
                                                            2004       $10.617      $11.907      69,173
                                                            2005       $11.907      $12.368      58,205
                                                            2006       $12.368      $14.714      52,241
                                                            2007       $14.714      $15.365      47,585
                                                            2008       $15.365       $8.855      35,478
                                                            2009        $8.855      $10.058      32,531
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                            2001       $10.000       $7.694      11,886
                                                            2002        $7.694       $6.973      28,418
                                                            2003        $6.973       $8.692      57,287
                                                            2004        $8.692       $9.316      26,938
                                                            2005        $9.316       $9.289      24,907
                                                            2006        $9.289       $9.906      20,594
                                                            2007        $9.906      $10.067      15,346
                                                            2008       $10.067       $7.564      12,676
                                                            2009        $7.564      $10.675      12,399
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.597      11,722
                                                            2002        $9.597       $8.641      38,298
                                                            2003        $8.641      $10.187      40,683
                                                            2004       $10.187      $11.034      37,223
                                                            2005       $11.034      $11.518      38,479
                                                            2006       $11.518      $12.841      32,246
                                                            2007       $12.841      $12.920      23,533
                                                            2008       $12.920       $9.297      16,857
                                                            2009        $9.297      $11.359      15,078


                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.389       83,474
                                                            2002       $10.389      $10.698      208,916
                                                            2003       $10.698      $11.311      184,067
                                                            2004       $11.311      $11.627      120,227
                                                            2005       $11.627      $11.724       78,497
                                                            2006       $11.724      $12.082       80,658
                                                            2007       $12.082      $12.495       91,664
                                                            2008       $12.495      $11.109       43,056
                                                            2009       $11.109      $13.291       32,551
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.247       32,220
                                                            2002       $10.247      $10.406       82,074
                                                            2003       $10.406      $10.381       86,453
                                                            2004       $10.381      $10.274       76,730
                                                            2005       $10.274      $10.203       59,571
                                                            2006       $10.203      $10.383       56,300
                                                            2007       $10.383      $10.441       45,662
                                                            2008       $10.441       $8.659       35,293
                                                            2009        $8.659       $8.941       28,093
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.022       59,819
                                                            2002       $10.022       $9.911      142,108
                                                            2003        $9.911       $9.735      178,188
                                                            2004        $9.735       $9.582       41,556
                                                            2005        $9.582       $9.612       39,922
                                                            2006        $9.612       $9.813       43,346
                                                            2007        $9.813      $10.046       75,997
                                                            2008       $10.046      $10.043      111,558
                                                            2009       $10.043       $9.826       40,101
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.419       24,696
                                                            2002        $9.419       $7.125       96,995
                                                            2003        $7.125       $8.890      138,852
                                                            2004        $8.890       $9.591      140,324
                                                            2005        $9.591       $9.799      120,601
                                                            2006        $9.799      $11.045      100,807
                                                            2007       $11.045      $11.344       82,340
                                                            2008       $11.344       $6.961       70,217
                                                            2009        $6.961       $8.584       61,559



                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                      2001       $10.000       $9.503      36,980
                                                      2002        $9.503       $8.356      85,975
                                                      2003        $8.356      $10.290      97,199
                                                      2004       $10.290      $11.085      82,276
                                                      2005       $11.085      $11.718      70,690
                                                      2006       $11.718      $13.155      63,990
                                                      2007       $13.155      $13.945      58,218
                                                      2008       $13.945      $10.340      58,894
                                                      2009       $10.340      $12.081      47,756
----------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                      2001       $10.000       $8.283      17,626
                                                      2002        $8.283       $6.232      31,085
                                                      2003        $6.232       $7.144      41,878
                                                      2004        $7.144       $8.406      40,647
                                                      2005        $8.406       $9.403      36,244
                                                      2006        $9.403      $11.042      31,667
                                                      2007       $11.042      $12.965      29,383
                                                      2008       $12.965       $8.441      17,297
                                                      2009        $8.441       $9.812      14,626
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.736       3,571
                                                      2002        $9.736       $8.676       6,324
                                                      2003        $8.676      $12.703       4,688
                                                      2004       $12.703      $15.299       6,847
                                                      2005       $15.299      $20.035      11,855
                                                      2006       $20.035      $26.880       9,024
                                                      2007       $26.880      $36.928       7,939
                                                      2008       $36.928      $15.668       6,887
                                                      2009       $15.668      $26.033       6,676
----------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.604       4,178
                                                      2002        $9.604       $6.777       8,993
                                                      2003        $6.777       $8.282      12,298
                                                      2004        $8.282       $8.732      13,989
                                                      2005        $8.732       $9.884      20,721
                                                      2006        $9.884      $10.067      24,826
                                                      2007       $10.067      $12.003      22,896
                                                      2008       $12.003       $5.966      24,944
                                                      2009        $5.966       $9.663      19,063
----------------------------------------------------------------------------------------------------
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.069       5,001
                                                      2002        $9.069       $7.380       8,835
                                                      2003        $7.380       $9.199       8,460
                                                      2004        $9.199      $10.564       7,719
                                                      2005       $10.564      $11.479       7,505
                                                      2006       $11.479      $14.052       8,894
                                                      2007       $14.052      $15.750       5,224
                                                      2008       $15.750       $8.531       4,084
                                                      2009        $8.531      $11.060       3,994



                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                2002       $10.000       $7.284       21,474
                                                2003        $7.284      $10.102       44,789
                                                2004       $10.102      $12.016       40,019
                                                2005       $12.016      $13.821       38,555
                                                2006       $13.821      $14.775       34,841
                                                2007       $14.775      $17.728       28,595
                                                2008       $17.728       $9.231       23,131
                                                2009        $9.231      $14.237       19,640
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2001       $10.000       $9.826       34,561
                                                2002        $9.826       $6.918      159,570
                                                2003        $6.918       $9.577      108,644
                                                2004        $9.577      $10.736       96,549
                                                2005       $10.736      $11.796       84,584
                                                2006       $11.796      $13.928       66,275
                                                2007       $13.928      $14.693       57,793
                                                2008       $14.693       $8.438       49,807
                                                2009        $8.438      $11.491       39,489
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                2001       $10.000      $10.225       16,325
                                                2002       $10.225       $9.855       49,735
                                                2003        $9.855      $13.349       43,639
                                                2004       $13.349      $17.812       43,644
                                                2005       $17.812      $20.396       35,891
                                                2006       $20.396      $27.546       28,872
                                                2007       $27.546      $22.344       28,916
                                                2008       $22.344      $13.573       19,337
                                                2009       $13.573      $17.042       17,011
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                2004       $10.000      $11.084       14,991
                                                2005       $11.084      $12.048        9,733
                                                2006       $12.048      $12.366        9,940
                                                2007       $12.366      $14.225        9,234
                                                2008       $14.225       $7.398        2,316
                                                2009        $7.398      $11.316        2,810
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                2002       $10.000       $8.008      197,550
                                                2003        $8.008      $10.245      137,220
                                                2004       $10.245      $11.768      145,475
                                                2005       $11.768      $11.986      121,757
                                                2006       $11.986      $13.608      116,192
                                                2007       $13.608      $13.000       91,124
                                                2008       $13.000       $8.164       73,104
                                                2009        $8.164      $10.255       69,573



                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                      2001       $10.000       $9.241           0
                                                      2002        $9.241       $5.781       9,693
                                                      2003        $5.781       $7.201      10,484
                                                      2004        $7.201       $7.540       5,962
                                                      2005        $7.540       $7.962       3,696
                                                      2006        $7.962       $8.011       3,062
                                                      2007        $8.011       $9.165       2,234
                                                      2008        $9.165       $4.573       1,787
                                                      2009        $4.573       $7.430       4,993
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                      2001       $10.000       $8.740      33,708
                                                      2002        $8.740       $5.757      74,725
                                                      2003        $5.757       $7.155      88,587
                                                      2004        $7.155       $7.474      59,538
                                                      2005        $7.474       $7.870      48,503
                                                      2006        $7.870       $7.901      47,902
                                                      2007        $7.901       $9.015      38,746
                                                      2008        $9.015       $4.487      31,968
                                                      2009        $4.487       $7.271      21,893
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2001       $10.000       $9.206      13,272
                                                      2002        $9.206       $6.812      48,520
                                                      2003        $6.812       $8.631      49,580
                                                      2004        $8.631       $9.002      45,718
                                                      2005        $9.002       $9.585      32,142
                                                      2006        $9.585       $9.968      36,864
                                                      2007        $9.968      $10.921      25,815
                                                      2008       $10.921       $6.144      21,564
                                                      2009        $6.144       $7.277      15,961
----------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES I
                                                      2006       $10.000      $10.756      40,723
                                                      2007       $10.756      $11.375      25,757
                                                      2008       $11.375       $7.773      25,609
                                                      2009        $7.773       $9.756      22,990
----------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                      2004       $10.000      $10.776          41
                                                      2005       $10.776      $11.345          49
                                                      2006       $11.345      $12.347         511
                                                      2007       $12.347      $13.230       2,971
                                                      2008       $13.230       $9.251       4,497
                                                      2009        $9.251      $11.784       2,759



                               56     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.101        1,281
                                                     2002        $9.101       $6.386       20,135
                                                     2003        $6.386       $8.416       27,475
                                                     2004        $8.416       $9.429       27,853
                                                     2005        $9.429      $10.297       31,006
                                                     2006       $10.297       $9.949       23,602
                                                     2007        $9.949      $10.963       20,580
                                                     2008       $10.963       $6.156       17,318
                                                     2009        $6.156       $8.001       19,032
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.490       73,305
                                                     2002        $9.490       $7.217      169,183
                                                     2003        $7.217       $9.332      165,403
                                                     2004        $9.332      $10.153      155,011
                                                     2005       $10.153      $10.389      128,916
                                                     2006       $10.389      $11.890      109,590
                                                     2007       $11.890      $12.195       88,398
                                                     2008       $12.195       $7.075       81,158
                                                     2009        $7.075       $8.329       63,365
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                     2001       $10.000       $9.288       17,059
                                                     2002        $9.288       $6.283       36,076
                                                     2003        $6.283       $7.583       52,980
                                                     2004        $7.583       $8.037       45,259
                                                     2005        $8.037       $9.030       26,842
                                                     2006        $9.030       $8.777       25,192
                                                     2007        $8.777       $9.754       19,456
                                                     2008        $9.754       $5.742       18,596
                                                     2009        $5.742       $7.701       18,418
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                     2004       $10.000      $10.651          772
                                                     2005       $10.651      $10.763        6,242
                                                     2006       $10.763      $11.516          734
                                                     2007       $11.516      $11.570          694
                                                     2008       $11.570       $8.672        2,700
                                                     2009        $8.672      $12.105        3,362
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                     2004       $10.000      $11.194       27,077
                                                     2005       $11.194      $11.124       38,953
                                                     2006       $11.124      $12.868       39,348
                                                     2007       $12.868      $13.060       36,169
                                                     2008       $13.060       $8.986        8,882
                                                     2009        $8.986      $11.920        9,261




                               57     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                  2004       $10.000      $10.906       5,220
                                                  2005       $10.906      $11.794      16,167
                                                  2006       $11.794      $13.659      23,031
                                                  2007       $13.659      $13.825      25,553
                                                  2008       $13.825       $8.505      18,332
                                                  2009        $8.505      $10.487      18,654
------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                  2004       $10.000      $11.472       4,198
                                                  2005       $11.472      $12.362      17,260
                                                  2006       $12.362      $14.687      16,838
                                                  2007       $14.687      $16.586      18,229
                                                  2008       $16.586       $9.674      13,506
                                                  2009        $9.674      $12.968      13,032
------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                  2001       $10.000       $9.424      21,590
                                                  2002        $9.424       $7.468      50,216
                                                  2003        $7.468       $9.307      58,800
                                                  2004        $9.307      $10.116      43,382
                                                  2005       $10.116      $10.414      34,460
                                                  2006       $10.414      $11.809      31,512
                                                  2007       $11.809      $10.853      26,909
                                                  2008       $10.853       $6.508      23,241
                                                  2009        $6.508       $8.264      21,314
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                  2001       $10.000       $9.150      12,096
                                                  2002        $9.150       $7.369      91,404
                                                  2003        $7.369       $9.265      56,386
                                                  2004        $9.265      $10.531      58,334
                                                  2005       $10.531      $11.560      41,656
                                                  2006       $11.560      $14.443      38,366
                                                  2007       $14.443      $15.310      31,740
                                                  2008       $15.310       $8.394      27,801
                                                  2009        $8.394      $10.234      19,983
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                  2002       $10.000       $7.266      83,657
                                                  2003        $7.266      $10.637      52,971
                                                  2004       $10.637      $13.134      40,838
                                                  2005       $13.134      $13.752      35,746
                                                  2006       $13.752      $15.781      29,283
                                                  2007       $15.781      $13.472      23,113
                                                  2008       $13.472       $7.991      14,118
                                                  2009        $7.991      $10.282      12,858


                               58     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND
               THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2001       $10.000       $9.087      25,087
                                      2002        $9.087       $6.531      47,887
                                      2003        $6.531       $7.980      48,058
                                      2004        $7.980       $8.199      37,632
                                      2005        $8.199       $8.478      34,095
                                      2006        $8.478       $8.745      32,627
                                      2007        $8.745       $9.026      28,466
                                      2008        $9.026       $5.559      23,573
                                      2009        $5.559       $8.913      14,664


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.


                               59     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    ----------------------------------------
                    ADDITIONS, DELETIONS OR SUBSTITUTIONS
                     OF INVESTMENTS
                    ----------------------------------------
                    THE CONTRACT
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    CALCULATION OF ACCUMULATION UNIT
                     VALUES
                    ----------------------------------------
                    NET INVESTMENT FACTOR
                    ----------------------------------------
                    CALCULATION OF VARIABLE AMOUNT INCOME
                     PAYMENTS
                    ----------------------------------------
                    CALCULATION OF ANNUITY UNIT VALUES
                    ----------------------------------------
                    ----------------------------------------
                    GENERAL MATTERS
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A-ACCUMULATION UNIT VALUES
                    ----------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               60     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I

                               Dated May 1, 2010

                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2010, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments   2
The Contract                                           2
   Purchases                                           2
   Tax-free Exchanges (1035 Exchanges, Rollovers and   3
   Transfers)
   Calculation of Accumulation Unit Values             3
   Calculation of Variable Income Payments             4
General Matters                                        5
   Incontestability                                    5
   Settlements                                         5
   Safekeeping of the Variable Account's Assets        5
   Premium Taxes                                       5
   Tax Reserves                                        5
Experts                                                6
Financial Statements                                   6
Appendix A - Accumulation Unit Values                  A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.



PURCHASES


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.


We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $15,977,935, $9,100,883 and $12,814,297 for the years 2007,
2008 and 2009 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two-year period then ended,


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Global Infrastructure, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Capital Opportunities and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Capital Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The UIF U.S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

The Van Kampen LIT Mid Cap Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004, FTVIP Franklin Small Cap Value - Class 2 Sub-Account which was first offered May 1, 2005, the AIM V.I. Core Equity- Series I Sub-Account was first offered on May 1, 2006.


On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class X liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                        WITH THE LONGEVITY REWARD RIDER

                          MORTALITY & EXPENSE = 1.18



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.695        72,420
                                 2001       $ 9.695      $ 6.847        69,330
                                 2002       $ 6.847      $ 5.232        78,923
                                 2003       $ 5.232      $ 6.511        57,670
                                 2004       $ 6.511      $ 7.246        57,150
                                 2005       $ 7.246      $ 8.811        85,931
                                 2006       $ 8.811      $ 9.382        78,596
                                 2007       $ 9.382      $11.083        59,347
                                 2008       $11.083      $ 5.595        58,015
                                 2009       $ 5.595      $ 9.362        61,562
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.702       996,619
                                 2001       $10.702      $10.016     1,735,966
                                 2002       $10.016      $ 8.107     2,069,193
                                 2003       $ 8.107      $10.236     1,985,789
                                 2004       $10.236      $10.961     1,878,483
                                 2005       $10.961      $11.429     2,227,912
                                 2006       $11.429      $12.536     1,854,236
                                 2007       $12.536      $12.898     1,550,578
                                 2008       $12.898      $ 8.105     1,231,868
                                 2009       $ 8.105      $ 9.947       965,340
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.543     1,289,081
                                 2001       $ 9.543      $ 6.890     1,905,766
                                 2002       $ 6.890      $ 5.359     2,177,746
                                 2003       $ 5.359      $ 6.497     2,098,413
                                 2004       $ 6.497      $ 7.130     2,025,062
                                 2005       $ 7.130      $ 8.317     2,377,828
                                 2006       $ 8.317      $ 8.555     1,829,964
                                 2007       $ 8.555      $10.096     1,535,579
                                 2008       $10.096      $ 5.221     1,277,472
                                 2009       $ 5.221      $ 8.830     1,065,114

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.208      434,294
                                 2001       $ 9.208      $ 7.476      649,898
                                 2002       $ 7.476      $ 5.805      776,990
                                 2003       $ 5.805      $ 7.394      738,423
                                 2004       $ 7.394      $ 8.230      713,485
                                 2005       $ 8.230      $ 8.832      822,776
                                 2006       $ 8.832      $11.354      655,127
                                 2007       $11.354      $12.957      553,835
                                 2008       $12.957      $ 7.330      437,552
                                 2009       $ 7.330      $ 9.243      352,687
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.434       36,893
                                 2001       $ 8.434      $ 6.383       26,764
                                 2002       $ 6.383      $ 4.990       40,415
                                 2003       $ 4.990      $ 6.460       41,645
                                 2004       $ 6.460      $ 7.178       72,052
                                 2005       $ 7.178      $ 7.568       65,157
                                 2006       $ 7.568      $ 8.858       57,555
                                 2007       $ 8.858      $10.239       30,689
                                 2008       $10.239      $ 5.678       26,674
                                 2009       $ 5.678      $ 5.432            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.951      220,380
                                 2001       $ 9.951      $ 9.209      383,696
                                 2002       $ 9.209      $ 7.954      500,284
                                 2003       $ 7.954      $10.372      543,582
                                 2004       $10.372      $11.769      608,087
                                 2005       $11.769      $12.356      799,018
                                 2006       $12.356      $14.876      669,466
                                 2007       $14.876      $15.717      575,992
                                 2008       $15.717      $ 9.165      460,244
                                 2009       $ 9.165      $10.536      384,666
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 6.956       94,315
                                 2001       $ 6.956      $ 4.550       39,386
                                 2002       $ 4.550      $ 4.171      171,317
                                 2003       $ 4.171      $ 5.260      262,468
                                 2004       $ 5.260      $ 5.704      199,512
                                 2005       $ 5.704      $ 5.755      318,388
                                 2006       $ 5.755      $ 6.210      261,402
                                 2007       $ 6.210      $ 6.386      219,537
                                 2008       $ 6.386      $ 4.847      193,341
                                 2009       $ 4.847      $ 6.918      147,318

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.050         9,550
                                 2001       $10.050      $10.150        56,983
                                 2002       $10.150      $ 9.255        58,092
                                 2003       $ 9.255      $11.041        91,299
                                 2004       $11.041      $12.096       109,425
                                 2005       $12.096      $12.773       125,512
                                 2006       $12.773      $14.403        99,804
                                 2007       $14.403      $14.675        90,393
                                 2008       $14.675      $10.680        88,710
                                 2009       $10.680      $13.197        77,007
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.774       374,073
                                 2001       $10.774      $11.653       908,741
                                 2002       $11.653      $12.140     1,239,228
                                 2003       $12.140      $12.997     1,200,593
                                 2004       $12.997      $13.503     1,061,043
                                 2005       $13.503      $13.775     1,098,818
                                 2006       $13.775      $14.375       843,188
                                 2007       $14.375      $15.041       752,646
                                 2008       $15.041      $13.524       640,520
                                 2009       $13.524      $16.367       538,282
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.008             0
                                 2001       $10.008      $10.880        83,420
                                 2002       $10.880      $11.178       220,576
                                 2003       $11.178      $11.281       204,283
                                 2004       $11.281      $11.296       185,724
                                 2005       $11.296      $11.361       201,071
                                 2006       $11.361      $11.697       185,022
                                 2007       $11.697      $11.888       151,045
                                 2008       $11.888      $ 9.987       118,985
                                 2009       $ 9.987      $10.428        89,992
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.281       185,342
                                 2001       $10.281      $10.545       390,513
                                 2002       $10.545      $10.550       463,153
                                 2003       $10.550      $10.486       389,404
                                 2004       $10.486      $10.442       276,452
                                 2005       $10.442      $10.597       340,368
                                 2006       $10.597      $10.946       386,163
                                 2007       $10.946      $11.339       239,947
                                 2008       $11.339      $11.469       321,999
                                 2009       $11.469      $11.326       251,260

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.970        70,626
                                 2001       $ 8.970      $ 7.771        92,819
                                 2002       $ 7.771      $ 5.947       148,845
                                 2003       $ 5.947      $ 7.507       162,008
                                 2004       $ 7.507      $ 8.197       229,570
                                 2005       $ 8.197      $ 8.468       359,888
                                 2006       $ 8.468      $ 9.662       246,650
                                 2007       $ 9.662      $10.037       213,121
                                 2008       $10.037      $ 6.236       158,027
                                 2009       $ 6.236      $ 7.778       135,052
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.940     1,009,853
                                 2001       $ 9.940      $ 8.814     1,726,975
                                 2002       $ 8.814      $ 7.841     1,820,120
                                 2003       $ 7.841      $ 9.773     1,860,045
                                 2004       $ 9.773      $10.650     1,860,567
                                 2005       $10.650      $11.390     1,864,221
                                 2006       $11.390      $12.934     1,600,534
                                 2007       $12.934      $13.870     1,322,649
                                 2008       $13.870      $10.410     1,069,708
                                 2009       $10.410      $12.306       957,836
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.142       781,016
                                 2001       $10.142      $ 7.434     1,174,451
                                 2002       $ 7.434      $ 5.661     1,139,800
                                 2003       $ 5.661      $ 6.559     1,050,788
                                 2004       $ 6.559      $ 7.813       881,636
                                 2005       $ 7.813      $ 8.842     1,083,037
                                 2006       $ 8.842      $10.503       900,613
                                 2007       $10.503      $12.478       773,690
                                 2008       $12.478      $ 8.220       630,140
                                 2009       $ 8.220      $ 9.679       461,670
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.389         4,827
                                 2001       $ 6.389      $ 5.898        10,560
                                 2002       $ 5.898      $ 5.304        11,069
                                 2003       $ 5.304      $ 7.838        23,523
                                 2004       $ 7.838      $ 9.527        39,331
                                 2005       $ 9.527      $12.591        63,026
                                 2006       $12.591      $17.049        38,261
                                 2007       $17.049      $23.639        24,769
                                 2008       $23.639      $10.123        20,824
                                 2009       $10.123      $16.975        26,083

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.339       16,016
                                 2001       $ 8.339      $ 6.988       51,206
                                 2002       $ 6.988      $ 4.977       68,489
                                 2003       $ 4.977      $ 6.138       87,619
                                 2004       $ 6.138      $ 6.531      161,926
                                 2005       $ 6.531      $ 7.461      177,312
                                 2006       $ 7.461      $ 7.669      139,008
                                 2007       $ 7.669      $ 9.230      113,591
                                 2008       $ 9.230      $ 4.630       75,159
                                 2009       $ 4.630      $ 7.568       52,257
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.057        1,690
                                 2001       $ 9.057      $ 7.217       35,642
                                 2002       $ 7.217      $ 5.927       48,702
                                 2003       $ 5.927      $ 7.456       55,816
                                 2004       $ 7.456      $ 8.641       72,356
                                 2005       $ 8.641      $ 9.476       78,380
                                 2006       $ 9.476      $11.707       61,253
                                 2007       $11.707      $13.243       45,985
                                 2008       $13.243      $ 7.240       41,188
                                 2009       $ 7.240      $ 9.473       27,207
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.329        5,836
                                 2003       $ 7.329      $10.258       22,505
                                 2004       $10.258      $12.315       32,443
                                 2005       $12.315      $14.295       50,928
                                 2006       $14.295      $15.423       32,275
                                 2007       $15.423      $18.677       23,703
                                 2008       $18.677      $ 9.816       20,819
                                 2009       $ 9.816      $15.278       15,942
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.235        2,735
                                 2001       $10.235      $ 9.786       41,817
                                 2002       $ 9.786      $ 6.954       71,617
                                 2003       $ 6.954      $ 9.716       98,437
                                 2004       $ 9.716      $10.992      102,584
                                 2005       $10.992      $12.188      122,411
                                 2006       $12.188      $14.524       95,028
                                 2007       $14.524      $15.464       61,086
                                 2008       $15.464      $ 8.963       49,681
                                 2009       $ 8.963      $12.319       44,775
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.507        9,341
                                 2001       $11.507      $12.478       29,381
                                 2002       $12.478      $12.139       32,174
                                 2003       $12.139      $16.594       29,685
                                 2004       $16.594      $22.345       28,214
                                 2005       $22.345      $25.824       37,960

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.824      $35.197       30,355
                                 2007       $35.197      $28.815       22,829
                                 2008       $28.815      $17.667       15,783
                                 2009       $17.667      $22.388       13,235
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.153          400
                                 2005       $11.153      $12.236          640
                                 2006       $12.236      $12.675          640
                                 2007       $12.675      $14.716            0
                                 2008       $14.716      $ 7.724            0
                                 2009       $ 7.724      $11.925            0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.070       55,955
                                 2003       $ 8.070      $10.437      137,662
                                 2004       $10.437      $12.134      434,447
                                 2005       $12.134      $12.504      616,400
                                 2006       $12.504      $14.355      520,894
                                 2007       $14.355      $13.882      402,162
                                 2008       $13.882      $ 8.816      299,483
                                 2009       $ 8.816      $11.209      262,661
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.132       95,704
                                 2001       $ 8.132      $ 5.500      171,875
                                 2002       $ 5.500      $ 3.666      153,303
                                 2003       $ 3.666      $ 4.609      183,071
                                 2004       $ 4.609      $ 4.870      183,777
                                 2005       $ 4.870      $ 5.190      219,627
                                 2006       $ 5.190      $ 5.271      125,779
                                 2007       $ 5.271      $ 6.086      101,418
                                 2008       $ 6.086      $ 3.065       93,852
                                 2009       $ 3.065      $ 5.025       81,141
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.288       18,076
                                 2001       $ 8.288      $ 6.277       55,783
                                 2002       $ 6.277      $ 4.688       60,405
                                 2003       $ 4.688      $ 5.994       54,583
                                 2004       $ 5.994      $ 6.130       54,787
                                 2005       $ 6.310      $ 6.781       51,166
                                 2006       $ 6.781      $ 7.117       94,759
                                 2007       $ 7.117      $ 7.870       61,641
                                 2008       $ 7.870      $ 4.468       56,417
                                 2009       $ 4.468      $ 5.341       49,549

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $ 8.325       33,192
                                 2001       $ 8.325      $ 7.186      105,969
                                 2002       $ 7.186      $ 4.947       57,370
                                 2003       $ 4.947      $ 6.110       71,986
                                 2006       $10.000      $10.822       22,931
                                 2007       $10.822      $11.550       17,578
                                 2008       $11.550      $ 7.967       24,547
                                 2009       $ 7.967      $10.091       17,047
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.843        3,752
                                 2005       $10.843      $11.521        9,628
                                 2006       $11.521      $12.654       19,765
                                 2007       $12.654      $13.685        6,080
                                 2008       $13.685      $ 9.657        6,436
                                 2009       $ 9.657      $12.415       14,579
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.003       18,271
                                 2001       $ 8.003      $ 6.033       21,838
                                 2002       $ 6.033      $ 4.272       13,414
                                 2003       $ 4.272      $ 5.682       23,470
                                 2004       $ 5.682      $ 6.425       45,367
                                 2005       $ 6.425      $ 7.081       67,670
                                 2006       $ 7.081      $ 6.904       59,906
                                 2007       $ 6.904      $ 7.679       42,118
                                 2008       $ 7.679      $ 4.352       38,363
                                 2009       $ 4.352      $ 5.709       24,169
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.246        6,267
                                 2001       $10.246      $10.131      201,245
                                 2002       $10.131      $ 7.775      308,682
                                 2003       $ 7.775      $10.146      304,110
                                 2004       $10.146      $11.141      262,876
                                 2005       $11.141      $11.506      273,254
                                 2006       $11.506      $13.289      220,462
                                 2007       $13.289      $13.757      138,909
                                 2008       $13.757      $ 8.055      114,561
                                 2009       $ 8.055      $ 9.570       92,246
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.982       14,138
                                 2001       $ 7.982      $ 6.508       27,732
                                 2002       $ 6.508      $ 4.444       42,579
                                 2003       $ 4.444      $ 5.412       33,651
                                 2004       $ 5.412      $ 5.790       39,117
                                 2005       $ 5.790      $ 6.565       45,016
                                 2006       $ 6.565      $ 6.440       48,279
                                 2007       $ 6.440      $ 7.223       23,849
                                 2008       $ 7.223      $ 4.291       19,016
                                 2009       $ 4.291      $ 5.809       28,324

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.718          377
                                 2005       $10.718      $10.933        1,470
                                 2006       $10.933      $11.805        1,782
                                 2007       $11.805      $11.970        1,120
                                 2008       $11.970      $ 9.055        2,394
                                 2009       $ 9.055      $12.757        6,729
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.264       10,378
                                 2005       $11.264      $11.299       52,610
                                 2006       $11.299      $13.191      100,385
                                 2007       $13.191      $13.512      110,866
                                 2008       $13.512      $ 9.384      134,812
                                 2009       $ 9.384      $12.562      129,454
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.357        9,410
                                 2006       $11.357      $13.117        9,049
                                 2007       $13.117      $12.641        3,192
                                 2008       $12.641      $ 8.360        3,084
                                 2009       $ 8.360      $10.660        2,079
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.975        4,359
                                 2005       $10.975      $11.979       21,014
                                 2006       $11.979      $14.001       53,070
                                 2007       $14.001      $14.303       54,075
                                 2008       $14.303      $ 8.881       42,596
                                 2009       $ 8.881      $11.052       47,795
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.544        3,345
                                 2005       $11.544      $12.556       78,568
                                 2006       $12.556      $15.055       84,892
                                 2007       $15.055      $17.160       68,790
                                 2008       $17.160      $10.101       67,001
                                 2009       $10.101      $13.666       44,666
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.568           79
                                 2001       $10.568      $ 9.766       19,767
                                 2002       $ 9.766      $ 7.811       35,624
                                 2003       $ 7.811      $ 9.823       43,176
                                 2004       $ 9.823      $10.776       39,057
                                 2005       $10.776      $11.195       30,538
                                 2006       $11.195      $12.812       27,760
                                 2007       $12.812      $11.884       21,026
                                 2008       $11.884      $ 7.193       17,836
                                 2009       $ 7.193      $ 9.218       13,740

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.019       24,612
                                 2001       $ 9.019      $ 7.069       76,988
                                 2002       $ 7.069      $ 5.745      140,025
                                 2003       $ 5.745      $ 7.291      107,076
                                 2004       $ 7.291      $ 8.364      159,662
                                 2005       $ 8.364      $ 9.265      182,134
                                 2006       $ 9.265      $11.683      158,006
                                 2007       $11.683      $12.499      140,631
                                 2008       $12.499      $ 6.916       72,436
                                 2009       $ 6.916      $ 8.510       78,950
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.311        2,641
                                 2003       $ 7.311      $10.802        6,304
                                 2004       $10.802      $13.460        3,628
                                 2005       $13.460      $14.224        3,881
                                 2006       $14.224      $16.472        4,408
                                 2007       $16.472      $14.193        3,688
                                 2008       $14.193      $ 8.497        1,693
                                 2009       $ 8.497      $11.034          810
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.120       25,462
                                 2001       $ 8.120      $ 6.220       59,547
                                 2002       $ 6.220      $ 4.511       73,129
                                 2003       $ 4.511      $ 5.563       79,963
                                 2004       $ 5.563      $ 5.769       69,245
                                 2005       $ 5.769      $ 6.020       70,217
                                 2006       $ 6.020      $ 6.267       48,218
                                 2007       $ 6.267      $ 6.528       38,457
                                 2008       $ 6.528      $ 4.058       37,144
                                 2009       $ 4.058      $ 6.567       28,768



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
           DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.31



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.688        32,338
                                 2001       $ 9.688      $ 6.833        29,849
                                 2002       $ 6.833      $ 5.214        22,928
                                 2003       $ 5.214      $ 6.481        36,637
                                 2004       $ 6.481      $ 7.203        35,684
                                 2005       $ 7.203      $ 8.748        99,456
                                 2006       $ 8.748      $ 9.302        97,090
                                 2007       $ 9.302      $10.974        56,113
                                 2008       $10.974      $ 5.533        46,258
                                 2009       $ 5.533      $ 9.246        43,045
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.694       274,154
                                 2001       $10.694      $ 9.995       574,872
                                 2002       $ 9.995      $ 8.080       683,253
                                 2003       $ 8.080      $10.189       829,863
                                 2004       $10.189      $10.896       905,170
                                 2005       $10.896      $11.346     1,844,726
                                 2006       $11.346      $12.429     1,571,338
                                 2007       $12.429      $12.772     1,240,461
                                 2008       $12.772      $ 8.015     1,026,689
                                 2009       $ 8.015      $ 9.824       912,175
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.536       323,143
                                 2001       $ 9.536      $ 6.876       548,984
                                 2002       $ 6.876      $ 5.341       625,271
                                 2003       $ 5.341      $ 6.467       820,106
                                 2004       $ 6.467      $ 7.087       973,779
                                 2005       $ 7.087      $ 8.257     2,224,244
                                 2006       $ 8.257      $ 8.483     1,906,651
                                 2007       $ 8.483      $ 9.997     1,502,886
                                 2008       $ 9.997      $ 5.163     1,244,953
                                 2009       $ 5.163      $ 8.721     1,122,206

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.202      118,339
                                 2001       $ 9.202      $ 7.461      245,887
                                 2002       $ 7.461      $ 5.785      253,460
                                 2003       $ 5.785      $ 7.360      269,434
                                 2004       $ 7.360      $ 8.181      267,130
                                 2005       $ 8.181      $ 8.768      564,921
                                 2006       $ 8.768      $11.258      490,532
                                 2007       $11.258      $12.830      410,916
                                 2008       $12.830      $ 7.248      344,149
                                 2009       $ 7.248      $ 9.129      309,780
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.427        5,746
                                 2001       $ 8.427      $ 6.370       12,618
                                 2002       $ 6.370      $ 4.974        7,764
                                 2003       $ 4.974      $ 6.430       14,167
                                 2004       $ 6.430      $ 7.135       39,053
                                 2005       $ 7.135      $ 7.514       72,838
                                 2006       $ 7.514      $ 8.783       66,198
                                 2007       $ 8.783      $10.139       30,365
                                 2008       $10.139      $ 5.615       25,768
                                 2009       $ 5.615      $ 5.370            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.943       95,817
                                 2001       $ 9.943      $ 9.191      211,641
                                 2002       $ 9.191      $ 7.928      250,523
                                 2003       $ 7.928      $10.324      287,875
                                 2004       $10.324      $11.699      302,991
                                 2005       $11.699      $12.267      598,046
                                 2006       $12.267      $14.750      477,853
                                 2007       $14.750      $15.564      389,843
                                 2008       $15.564      $ 9.063      306,115
                                 2009       $ 9.063      $10.406      273,150
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 6.951       24,508
                                 2001       $ 6.951      $ 4.540       23,364
                                 2002       $ 4.540      $ 4.157       33,980
                                 2003       $ 4.157      $ 5.236       57,374
                                 2004       $ 5.236      $ 5.671      100,343
                                 2005       $ 5.671      $ 5.714      171,558
                                 2006       $ 5.714      $ 6.157      152,718
                                 2007       $ 6.157      $ 6.324      111,441
                                 2008       $ 6.324      $ 4.793       70,633
                                 2009       $ 4.793      $ 6.832       62,661

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.042        1,966
                                 2001       $10.042      $10.129       20,197
                                 2002       $10.129      $ 9.224       15,096
                                 2003       $ 9.224      $10.990       35,341
                                 2004       $10.990      $12.024       83,247
                                 2005       $12.024      $12.681      141,118
                                 2006       $12.681      $14.281      134,361
                                 2007       $14.281      $14.531       91,496
                                 2008       $14.531      $10.561       83,540
                                 2009       $10.561      $13.034       83,128
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.766      108,499
                                 2001       $10.766      $11.630      245,837
                                 2002       $11.630      $12.099      324,541
                                 2003       $12.099      $12.937      355,309
                                 2004       $12.937      $13.423      355,286
                                 2005       $13.423      $13.676      613,650
                                 2006       $13.676      $14.253      534,244
                                 2007       $14.253      $14.893      458,141
                                 2008       $14.893      $13.374      353,527
                                 2009       $13.374      $16.164      340,358
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.320            0
                                 2001       $10.320      $10.858       13,568
                                 2002       $10.858      $11.140       77,630
                                 2003       $11.140      $11.229       72,936
                                 2004       $11.229      $11.229       70,226
                                 2005       $11.229      $11.279      128,466
                                 2006       $11.279      $11.598      143,012
                                 2007       $11.598      $11.771       87,644
                                 2008       $11.771      $ 9.876       45,639
                                 2009       $ 9.876      $10.299       58,596
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.273        8,043
                                 2001       $10.273      $10.524       45,902
                                 2002       $10.524      $10.515      158,833
                                 2003       $10.515      $10.437      114,053
                                 2004       $10.437      $10.380      101,027
                                 2005       $10.380      $10.521      143,030
                                 2006       $10.521      $10.853      148,718
                                 2007       $10.853      $11.228      135,509
                                 2008       $11.228      $11.342      196,692
                                 2009       $11.342      $11.186      207,847

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.963        41,057
                                 2001       $ 8.963      $ 7.756        71,445
                                 2002       $ 7.756      $ 5.927        89,352
                                 2003       $ 5.927      $ 7.472       141,795
                                 2004       $ 7.472      $ 8.148       159,396
                                 2005       $ 8.148      $ 8.407       354,596
                                 2006       $ 8.407      $ 9.580       296,168
                                 2007       $ 9.580      $ 9.939       228,252
                                 2008       $ 9.939      $ 6.167       187,242
                                 2009       $ 6.167      $ 7.682       170,238
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.932       326,654
                                 2001       $ 9.932      $ 8.796       560,497
                                 2002       $ 8.796      $ 7.815       541,067
                                 2003       $ 7.815      $ 9.728       613,074
                                 2004       $ 9.728      $10.587       803,910
                                 2005       $10.587      $11.308     1,095,506
                                 2006       $11.308      $12.824       958,510
                                 2007       $12.824      $13.735       718,962
                                 2008       $13.735      $10.295       627,426
                                 2009       $10.295      $12.154       588,372
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.135       226,311
                                 2001       $10.135      $ 7.419       357,307
                                 2002       $ 7.419      $ 5.642       341,997
                                 2003       $ 5.642      $ 6.528       338,944
                                 2004       $ 6.528      $ 7.767       350,343
                                 2005       $ 7.767      $ 8.778       629,330
                                 2006       $ 8.778      $10.414       496,285
                                 2007       $10.414      $12.356       419,321
                                 2008       $12.356      $ 8.129       346,780
                                 2009       $ 8.129      $ 9.559       281,419
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.389            12
                                 2001       $ 6.389      $ 5.886            10
                                 2002       $ 5.886      $ 5.287        19,656
                                 2003       $ 5.287      $ 7.802        29,445
                                 2004       $ 7.802      $ 9.471        48,002
                                 2005       $ 9.471      $12.500       112,111
                                 2006       $12.500      $16.904        83,983
                                 2007       $16.904      $23.408        61,058
                                 2008       $23.408      $10.011        50,602
                                 2009       $10.011      $16.765        48,186

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.333       17,488
                                 2001       $ 8.333      $ 6.974       19,987
                                 2002       $ 6.974      $ 4.960       11,310
                                 2003       $ 4.960      $ 6.110       26,818
                                 2004       $ 6.110      $ 6.492       63,555
                                 2005       $ 6.492      $ 7.408      153,571
                                 2006       $ 7.408      $ 7.604      143,922
                                 2007       $ 7.604      $ 9.139      119,242
                                 2008       $ 9.139      $ 4.579       92,344
                                 2009       $ 4.579      $ 7.474       81,830
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.051        3,672
                                 2001       $ 9.051      $ 7.202       11,730
                                 2002       $ 7.202      $ 5.907       12,608
                                 2003       $ 5.907      $ 7.421       22,820
                                 2004       $ 7.421      $ 8.590       32,386
                                 2005       $ 8.590      $ 9.407       63,969
                                 2006       $ 9.407      $11.607       82,413
                                 2007       $11.607      $13.114       70,306
                                 2008       $13.114      $ 7.160       65,726
                                 2009       $ 7.160      $ 9.356       61,378
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.323        5,206
                                 2003       $ 7.323      $10.236        8,564
                                 2004       $10.236      $12.272       17,776
                                 2005       $12.272      $14.227       73,335
                                 2006       $14.227      $15.330       68,854
                                 2007       $15.330      $18.539       55,108
                                 2008       $18.539      $ 9.731       48,609
                                 2009       $ 9.731      $15.127       50,144
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320            0
                                 2001       $10.320      $ 9.766       19,804
                                 2002       $ 9.766      $ 6.931       36,225
                                 2003       $ 6.931      $ 9.671       48,989
                                 2004       $ 9.671      $10.927       65,854
                                 2005       $10.927      $12.100      141,560
                                 2006       $12.100      $14.401      130,694
                                 2007       $14.401      $15.312      100,782
                                 2008       $15.312      $ 8.864       79,602
                                 2009       $ 8.864      $12.166       65,173
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.499          452
                                 2001       $11.499      $12.453        5,850
                                 2002       $12.453      $12.098       12,835
                                 2003       $12.098      $16.517       27,913
                                 2004       $16.517      $22.213       28,430
                                 2005       $22.213      $25.638       38,879

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.638      $34.898       37,837
                                 2007       $34.898      $28.533       27,791
                                 2008       $28.533      $17.472       21,662
                                 2009       $17.472      $22.111       19,306
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.144        3,822
                                 2005       $11.144      $12.209        5,267
                                 2006       $12.209      $12.631        6,756
                                 2007       $12.631      $14.646        7,246
                                 2008       $14.646      $ 7.677        6,955
                                 2009       $ 7.677      $11.837        5,409
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.063       20,208
                                 2003       $ 8.063      $10.414       51,404
                                 2004       $10.414      $12.092      146,680
                                 2005       $12.092      $12.444      384,883
                                 2006       $12.444      $14.268      325,991
                                 2007       $14.268      $13.780      271,827
                                 2008       $13.780      $ 8.740      204,204
                                 2009       $ 8.740      $11.098      178,918
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.126       49,523
                                 2001       $ 8.126      $ 5.489       58,602
                                 2002       $ 5.489      $ 3.654       56,884
                                 2003       $ 3.654      $ 4.588      184,934
                                 2004       $ 4.588      $ 4.842      229,324
                                 2005       $ 4.842      $ 5.153      346,125
                                 2006       $ 5.153      $ 5.226      311,883
                                 2007       $ 5.226      $ 6.026      192,539
                                 2008       $ 6.026      $ 3.031      180,252
                                 2009       $ 3.031      $ 4.963      166,339
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.282        4,937
                                 2001       $ 8.282      $ 6.264        9,044
                                 2002       $ 6.264      $ 4.672       20,204
                                 2003       $ 4.672      $ 5.967       45,160
                                 2004       $ 5.967      $ 6.273       46,044
                                 2005       $ 6.273      $ 6.732       34,856
                                 2006       $ 6.732      $ 7.056       60,721
                                 2007       $ 7.056      $ 7.793       45,363
                                 2008       $ 7.793      $ 4.418       44,240
                                 2009       $ 4.418      $ 5.275       34,026

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159            0
                                 2001       $10.159      $ 7.171       31,111
                                 2002       $ 7.171      $ 4.931       24,045
                                 2003       $ 4.931      $ 6.081        9,217
                                 2006       $10.000      $10.813       21,759
                                 2007       $10.813      $11.524       16,050
                                 2008       $11.524      $ 7.939       12,644
                                 2009       $ 7.939      $10.043        9,761
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.834        5,192
                                 2005       $10.834      $11.499       15,496
                                 2006       $11.499      $12.610       15,599
                                 2007       $12.610      $13.619       13,756
                                 2008       $13.619      $ 9.599       12,836
                                 2009       $ 9.599      $12.324       10,761
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.998        6,857
                                 2001       $ 7.998      $ 6.020       17,963
                                 2002       $ 6.020      $ 4.258        9,039
                                 2003       $ 4.258      $ 5.655       18,045
                                 2004       $ 5.655      $ 6.386       29,462
                                 2005       $ 6.386      $ 7.030       90,937
                                 2006       $ 7.030      $ 6.846       91,570
                                 2007       $ 6.846      $ 7.604       75,568
                                 2008       $ 7.604      $ 4.304       63,531
                                 2009       $ 4.304      $ 5.638       59,865
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.239       10,486
                                 2001       $10.239      $10.110       43,606
                                 2002       $10.110      $ 7.749       96,407
                                 2003       $ 7.749      $10.099      166,608
                                 2004       $10.099      $11.075      222,746
                                 2005       $11.075      $11.423      380,216
                                 2006       $11.423      $13.176      320,959
                                 2007       $13.176      $13.622      251,275
                                 2008       $13.622      $ 7.965      210,638
                                 2009       $ 7.965      $ 9.452      186,429
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.976        5,139
                                 2001       $ 7.976      $ 6.495        9,497
                                 2002       $ 6.495      $ 4.429       13,771
                                 2003       $ 4.429      $ 5.387       31,798
                                 2004       $ 5.387      $ 5.755       33,878
                                 2005       $ 5.755      $ 6.517       79,082
                                 2006       $ 6.517      $ 6.385       69,377
                                 2007       $ 6.385      $ 7.152       67,200
                                 2008       $ 7.152      $ 4.244       64,152
                                 2009       $ 4.244      $ 5.737       59,285

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.709        1,083
                                 2005       $10.709      $10.909       14,447
                                 2006       $10.909      $11.764       15,801
                                 2007       $11.764      $11.913        9,717
                                 2008       $11.913      $ 9.000        7,296
                                 2009       $ 9.000      $12.663        9,289
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.254       26,676
                                 2005       $11.254      $11.275      113,496
                                 2006       $11.275      $13.145      175,989
                                 2007       $13.145      $13.447      207,971
                                 2008       $13.447      $ 9.327      184,750
                                 2009       $ 9.327      $12.469      187,937
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.347            0
                                 2006       $11.347      $13.089       26,924
                                 2007       $13.089      $12.597       25,023
                                 2008       $12.597      $ 8.320       26,836
                                 2009       $ 8.320      $10.595       26,533
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.965            0
                                 2005       $10.965      $11.952       54,279
                                 2006       $11.952      $13.952       61,800
                                 2007       $13.952      $14.234       76,218
                                 2008       $14.234      $ 8.826       60,783
                                 2009       $ 8.826      $10.970       52,955
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.533        3,448
                                 2005       $11.533      $12.529       64,333
                                 2006       $12.529      $15.004       77,890
                                 2007       $15.004      $17.079       76,293
                                 2008       $17.079      $10.040       65,615
                                 2009       $10.040      $13.567       60,684
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.560        5,428
                                 2001       $10.560      $ 9.746        7,204
                                 2002       $ 9.746      $ 7.785       28,718
                                 2003       $ 7.785      $ 9.778       44,525
                                 2004       $ 9.778      $10.712       41,833
                                 2005       $10.712      $11.115       58,716
                                 2006       $11.115      $12.703       49,340
                                 2007       $12.703      $11.768       31,755
                                 2008       $11.768      $ 7.113       28,992
                                 2009       $ 7.113      $ 9.104       25,707

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.013        3,997
                                 2001       $ 9.013      $ 7.054       15,017
                                 2002       $ 7.054      $ 5.726       28,263
                                 2003       $ 5.726      $ 7.257       57,485
                                 2004       $ 7.257      $ 8.314       71,627
                                 2005       $ 8.314      $ 9.198      136,746
                                 2006       $ 9.198      $11.584      147,320
                                 2007       $11.584      $12.376      122,835
                                 2008       $12.376      $ 6.839      108,749
                                 2009       $ 6.839      $ 8.405       96,866
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.305        7,820
                                 2003       $ 7.305      $10.778       11,144
                                 2004       $10.778      $13.414        7,962
                                 2005       $13.414      $14.156       12,409
                                 2006       $14.156      $16.373       10,699
                                 2007       $16.373      $14.089        7,918
                                 2008       $14.089      $ 8.424        7,886
                                 2009       $ 8.424      $10.925        7,325
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.114        3,404
                                 2001       $ 8.114      $ 6.207        4,428
                                 2002       $ 6.207      $ 4.496       14,057
                                 2003       $ 4.496      $ 5.538       38,335
                                 2004       $ 5.538      $ 5.735       39,607
                                 2005       $ 5.735      $ 5.977       68,847
                                 2006       $ 5.977      $ 6.214       71,299
                                 2007       $ 6.214      $ 6.464       40,024
                                 2008       $ 6.464      $ 4.013       37,894
                                 2009       $ 4.013      $ 6.486       33,860



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $14.465      $14.005     4,013,767
                                 2001       $14.005      $ 9.871     2,725,210
                                 2002       $ 9.871      $ 7.528     1,948,166
                                 2003       $ 7.528      $ 9.350     1,714,271
                                 2004       $ 9.350      $10.384     1,361,018
                                 2005       $10.384      $12.602     1,019,103
                                 2006       $12.602      $13.391       780,467
                                 2007       $13.391      $15.788       596,222
                                 2008       $15.788      $ 7.955       475,560
                                 2009       $ 7.955      $13.282       395,637
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $35.192      $36.516    14,630,929
                                 2001       $36.516      $34.106    12,948,190
                                 2002       $34.106      $27.551    10,489,433
                                 2003       $27.551      $34.717     8,870,731
                                 2004       $34.717      $37.102     7,047,011
                                 2005       $37.102      $38.608     4,911,800
                                 2006       $38.608      $42.263     3,546,322
                                 2007       $42.263      $43.397     2,610,482
                                 2008       $43.397      $27.215     2,059,988
                                 2009       $27.215      $33.333     1,773,988
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $77.861      $67.245    10,575,220
                                 2001       $67.245      $48.450     8,138,160
                                 2002       $48.450      $37.610     6,331,379
                                 2003       $37.610      $45.509     5,231,139
                                 2004       $45.509      $49.838     4,131,819
                                 2005       $49.838      $58.024     2,949,664
                                 2006       $58.024      $59.566     2,194,479
                                 2007       $59.566      $70.154     1,597,858
                                 2008       $70.154      $36.202     1,291,072
                                 2009       $36.202      $61.110     1,138,719

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $43.185      $40.461     4,301,593
                                 2001       $40.461      $32.784     3,317,658
                                 2002       $32.784      $25.402     2,548,744
                                 2003       $25.402      $32.295     2,066,923
                                 2004       $32.295      $35.874     1,686,266
                                 2005       $35.874      $38.420     1,201,751
                                 2006       $38.420      $49.295       894,573
                                 2007       $49.295      $56.141       652,689
                                 2008       $56.141      $31.695       523,320
                                 2009       $31.695      $39.888       452,304
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $12.152      $ 9.893     2,978,593
                                 2001       $ 9.893      $ 7.473     2,262,652
                                 2002       $ 7.473      $ 5.830     1,684,270
                                 2003       $ 5.830      $ 7.532     1,459,745
                                 2004       $ 7.532      $ 8.352     1,190,435
                                 2005       $ 8.352      $ 8.789       854,304
                                 2006       $ 8.789      $10.267       622,718
                                 2007       $10.267      $11.844       470,489
                                 2008       $11.844      $ 6.554       357,203
                                 2009       $ 6.554      $ 6.267             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $19.115      $18.366     6,909,685
                                 2001       $18.366      $16.964     5,770,297
                                 2002       $16.964      $14.622     4,777,066
                                 2003       $14.622      $19.028     4,093,574
                                 2004       $19.028      $21.548     3,493,723
                                 2005       $21.548      $22.579     2,606,536
                                 2006       $22.579      $27.129     1,915,298
                                 2007       $27.129      $28.606     1,437,205
                                 2008       $28.606      $16.647     1,142,883
                                 2009       $16.647      $19.099       975,203
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $23.879      $15.948     2,849,935
                                 2001       $15.948      $10.409     2,178,760
                                 2002       $10.409      $ 9.524     1,675,719
                                 2003       $ 9.524      $11.987     1,699,286
                                 2004       $11.987      $12.973     1,377,197
                                 2005       $12.973      $13.062       945,262
                                 2006       $13.062      $14.067       710,366
                                 2007       $14.067      $14.437       508,852
                                 2008       $14.437      $10.935       395,345
                                 2009       $10.935      $15.576       347,143

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $12.947      $12.780     2,229,410
                                 2001       $12.780      $12.881     2,367,507
                                 2002       $12.881      $11.722     2,012,059
                                 2003       $11.722      $13.957     1,733,127
                                 2004       $13.957      $15.260     1,464,501
                                 2005       $15.260      $16.082     1,065,844
                                 2006       $16.082      $18.098       790,698
                                 2007       $18.098      $18.403       628,159
                                 2008       $18.403      $13.366       487,539
                                 2009       $13.366      $16.483       413,277
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $18.101      $19.815     4,441,671
                                 2001       $19.815      $21.390     5,113,210
                                 2002       $21.390      $22.238     5,001,207
                                 2003       $22.238      $23.762     4,034,766
                                 2004       $23.762      $24.637     3,076,944
                                 2005       $24.637      $25.084     2,234,168
                                 2006       $25.084      $26.123     1,646,739
                                 2007       $26.123      $27.278     1,280,252
                                 2008       $27.278      $24.479       996,265
                                 2009       $24.479      $29.565       876,636
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.056      $10.490       243,983
                                 2001       $10.490      $11.029       822,746
                                 2002       $11.029      $11.307     2,600,397
                                 2003       $11.307      $11.389     1,967,285
                                 2004       $11.389      $11.382     1,658,557
                                 2005       $11.382      $11.424     1,253,495
                                 2006       $11.424      $11.739     1,036,788
                                 2007       $11.739      $11.906       746,305
                                 2008       $11.906      $ 9.982       584,564
                                 2009       $ 9.982      $10.402       583,213
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $13.390      $13.989     8,280,928
                                 2001       $13.989      $14.320    11,669,438
                                 2002       $14.320      $14.299    10,573,509
                                 2003       $14.299      $14.183     5,773,240
                                 2004       $14.183      $14.096     3,746,714
                                 2005       $14.096      $14.277     2,747,066
                                 2006       $14.277      $14.717     2,447,475
                                 2007       $14.717      $15.214     2,071,826
                                 2008       $15.214      $15.358     2,037,145
                                 2009       $15.358      $15.136     1,679,149

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $13.170      $11.760     6,719,790
                                 2001       $11.760      $10.169     5,764,581
                                 2002       $10.169      $ 7.766     5,971,731
                                 2003       $ 7.766      $ 9.784     5,882,954
                                 2004       $ 9.784      $10.661     5,142,081
                                 2005       $10.661      $10.992     3,722,566
                                 2006       $10.992      $12.517     2,631,419
                                 2007       $12.517      $12.977     1,974,643
                                 2008       $12.977      $ 8.047     1,574,580
                                 2009       $ 8.047      $10.016     1,457,457
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $30.968      $31.017     7,535,806
                                 2001       $31.017      $27.448     6,817,073
                                 2002       $27.448      $24.370     4,631,326
                                 2003       $24.370      $30.314     3,912,134
                                 2004       $30.314      $32.968     3,178,632
                                 2005       $32.968      $35.188     2,306,062
                                 2006       $35.188      $39.878     1,770,166
                                 2007       $39.878      $42.681     1,362,995
                                 2008       $42.681      $31.969     1,094,968
                                 2009       $31.969      $37.716       982,149
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $32.693      $33.193     4,175,987
                                 2001       $33.193      $24.282     3,506,974
                                 2002       $24.282      $18.455     2,659,431
                                 2003       $18.455      $21.337     2,213,596
                                 2004       $21.337      $25.367     1,799,377
                                 2005       $25.367      $28.650     1,356,098
                                 2006       $28.650      $33.966     1,001,339
                                 2007       $33.966      $40.270       746,655
                                 2008       $40.270      $26.476       609,966
                                 2009       $26.476      $31.112       526,890
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $13.679      $ 8.194       884,729
                                 2001       $ 8.194      $ 7.549       695,767
                                 2002       $ 7.549      $ 6.776       746,143
                                 2003       $ 6.776      $ 9.993       765,582
                                 2004       $ 9.993      $12.122       752,985
                                 2005       $12.122      $15.989       657,079
                                 2006       $15.989      $21.606       524,432
                                 2007       $21.606      $29.898       368,351
                                 2008       $29.898      $12.777       272,999
                                 2009       $12.777      $21.383       254,936

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $13.869      $12.061     4,201,929
                                 2001       $12.061      $10.087     3,084,036
                                 2002       $10.087      $ 7.169     2,467,852
                                 2003       $ 7.169      $ 8.825     2,198,775
                                 2004       $ 8.825      $ 9.371     1,827,817
                                 2005       $ 9.371      $10.685     1,393,539
                                 2006       $10.685      $10.961       990,122
                                 2007       $10.961      $13.164       721,808
                                 2008       $13.164      $ 6.591       606,443
                                 2009       $ 6.591      $10.751       525,200
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $12.063      $10.410       713,739
                                 2001       $10.410      $ 8.278       651,537
                                 2002       $ 8.278      $ 6.785       580,876
                                 2003       $ 6.785      $ 8.518       710,369
                                 2004       $ 8.518      $ 9.852       673,859
                                 2005       $ 9.852      $10.782       564,965
                                 2006       $10.782      $13.295       534,694
                                 2007       $13.295      $15.009       400,579
                                 2008       $15.009      $ 8.189       319,952
                                 2009       $ 8.189      $10.693       240,571
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $12.092             0
                                 2002       $12.092      $ 7.319        82,841
                                 2003       $ 7.319      $10.224       474,262
                                 2004       $10.224      $12.250       571,267
                                 2005       $12.250      $14.191       519,595
                                 2006       $14.191      $15.280       408,245
                                 2007       $15.280      $18.466       302,026
                                 2008       $18.466      $ 9.685       213,660
                                 2009       $ 9.685      $15.046       170,802
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.234       119,091
                                 2001       $10.234      $ 9.765     1,367,293
                                 2002       $ 9.765      $ 6.925     1,483,690
                                 2003       $ 6.925      $ 9.656     1,742,730
                                 2004       $ 9.656      $10.902     1,679,162
                                 2005       $10.902      $12.065     1,299,789
                                 2006       $12.065      $14.349     1,049,995
                                 2007       $14.349      $15.246       700,083
                                 2008       $15.246      $ 8.819       514,021
                                 2009       $ 8.819      $12.097       422,897
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $ 8.790      $11.197       526,895
                                 2001       $11.197      $12.117       613,092
                                 2002       $12.117      $11.764       812,682
                                 2003       $11.764      $16.049       712,547
                                 2004       $16.049      $21.569       610,706

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $21.569      $24.877       473,300
                                 2006       $24.877      $33.839       354,666
                                 2007       $33.839      $27.648       200,264
                                 2008       $27.648      $16.918       145,180
                                 2009       $16.918      $21.395       121,883
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.138        40,008
                                 2005       $11.138      $12.195        43,994
                                 2006       $12.195      $12.608        35,417
                                 2007       $12.608      $14.608        27,395
                                 2008       $14.608      $ 7.652        27,412
                                 2009       $ 7.652      $11.790        29,370
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.059       882,878
                                 2003       $ 8.059      $10.402     2,134,435
                                 2004       $10.402      $12.069     3,144,760
                                 2005       $12.069      $12.412     3,041,301
                                 2006       $12.412      $14.222     2,426,538
                                 2007       $14.222      $13.725     1,705,057
                                 2008       $13.725      $ 8.699     1,230,348
                                 2009       $ 8.699      $11.039     1,022,908
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $21.368     5,404,064
                                 2001       $21.368      $14.422     4,150,641
                                 2002       $14.422      $ 9.594     2,831,762
                                 2003       $ 9.594      $12.038     2,449,383
                                 2004       $12.038      $12.695     1,901,939
                                 2005       $12.695      $13.501     1,408,260
                                 2006       $13.501      $13.683       980,607
                                 2007       $13.683      $15.768       741,908
                                 2008       $15.768      $ 7.925       589,233
                                 2009       $ 7.925      $12.968       513,606
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $14.447      $ 8.317       403,019
                                 2001       $ 8.317      $ 6.287       510,155
                                 2002       $ 6.287      $ 4.686       511,129
                                 2003       $ 4.686      $ 5.980       524,081
                                 2004       $ 5.980      $ 6.282       534,172
                                 2005       $ 6.282      $ 6.737       392,447
                                 2006       $ 6.737      $ 7.057       433,180
                                 2007       $ 7.057      $ 7.788       328,849
                                 2008       $ 7.788      $ 4.412       252,649
                                 2009       $ 4.412      $ 5.264       206,588

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $14.447      $ 7.994       867,766
                                 2001       $ 7.994      $ 6.886     1,317,408
                                 2002       $ 6.886      $ 4.732     1,091,493
                                 2003       $ 4.732      $ 5.832       879,147
                                 2004       $ 5.832      $ 6.078       686,372
                                 2005       $ 6.078      $ 6.327       485,608
                                 2006       $10.000      $10.807       259,256
                                 2007       $10.807      $11.511       209,314
                                 2008       $11.511      $ 7.924       180,600
                                 2009       $ 7.924      $10.017       172,316
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.829        60,758
                                 2005       $10.829      $11.483       174,142
                                 2006       $11.483      $12.586       206,849
                                 2007       $12.586      $13.584       102,079
                                 2008       $13.584      $ 9.567        87,924
                                 2009       $ 9.567      $12.275        78,617
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $14.447      $ 8.138       253,019
                                 2001       $ 8.138      $ 6.121       457,425
                                 2002       $ 6.121      $ 4.326       353,529
                                 2003       $ 4.326      $ 5.742       743,523
                                 2004       $ 5.742      $ 6.480       923,315
                                 2005       $ 6.480      $ 7.128       852,090
                                 2006       $ 7.128      $ 6.936       738,855
                                 2007       $ 6.936      $ 7.699       614,118
                                 2008       $ 7.699      $ 4.355       415,941
                                 2009       $ 4.355      $ 5.701       314,177
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $14.447      $10.755       756,656
                                 2001       $10.755      $10.612     3,317,724
                                 2002       $10.612      $ 8.128     2,563,335
                                 2003       $ 8.128      $10.586     2,741,141
                                 2004       $10.586      $11.601     2,504,349
                                 2005       $11.601      $11.956     1,925,548
                                 2006       $11.956      $13.782     1,502,358
                                 2007       $13.782      $14.238     1,122,028
                                 2008       $14.238      $ 8.320       830,146
                                 2009       $ 8.320      $ 9.866       697,832
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $14.447      $ 7.854     1,370,194
                                 2001       $ 7.854      $ 6.392     1,117,648
                                 2002       $ 6.392      $ 4.355       953,511
                                 2003       $ 4.355      $ 5.294     1,039,818
                                 2004       $ 5.294      $ 5.652       867,095
                                 2005       $ 5.652      $ 6.396       732,068
                                 2006       $ 6.396      $ 6.261       798,997

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $ 6.261      $ 7.009      561,092
                                 2008       $ 7.009      $ 4.156      428,037
                                 2009       $ 4.156      $ 5.614      388,925
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.703       16,340
                                 2005       $10.703      $10.896       35,988
                                 2006       $10.896      $11.741       87,585
                                 2007       $11.741      $11.882       71,951
                                 2008       $11.882      $ 8.971       58,991
                                 2009       $ 8.971      $12.613       70,919
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.249      136,380
                                 2005       $11.249      $11.261      401,874
                                 2006       $11.261      $13.121      666,843
                                 2007       $13.121      $13.412      623,476
                                 2008       $13.412      $ 9.296      581,641
                                 2009       $ 9.296      $12.420      601,823
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.342       84,541
                                 2006       $11.342      $13.073      329,440
                                 2007       $13.073      $12.574      185,907
                                 2008       $12.574      $ 8.298      115,268
                                 2009       $ 8.298      $10.560      108,629
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.960      128,383
                                 2005       $10.960      $11.939      408,502
                                 2006       $11.939      $13.926      675,203
                                 2007       $13.926      $14.198      522,379
                                 2008       $14.198      $ 8.798      366,965
                                 2009       $ 8.798      $10.927      330,888
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.528       97,324
                                 2005       $11.528      $12.514      387,782
                                 2006       $12.514      $14.975      553,193
                                 2007       $14.975      $17.034      403,597
                                 2008       $17.034      $10.007      330,022
                                 2009       $10.007      $13.512      325,035
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.791      220,718
                                 2001       $10.791      $ 9.952      458,634
                                 2002       $ 9.952      $ 7.944      597,267
                                 2003       $ 7.944      $ 9.970      552,457
                                 2004       $ 9.970      $10.915      457,153

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $10.915      $11.318      334,455
                                 2006       $11.320      $12.930      240,380
                                 2007       $12.926      $11.966      183,364
                                 2008       $11.966      $ 7.228      137,784
                                 2009       $ 7.228      $ 9.245      115,229
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.076      562,467
                                 2001       $ 9.076      $ 7.098      605,965
                                 2002       $ 7.098      $ 5.758      777,124
                                 2003       $ 5.758      $ 7.292      775,816
                                 2004       $ 7.292      $ 8.349      811,538
                                 2005       $ 8.349      $ 9.230      726,556
                                 2006       $ 9.230      $11.616      712,821
                                 2007       $11.616      $12.402      549,659
                                 2008       $12.402      $ 6.849      421,955
                                 2009       $ 6.849      $ 8.410      350,095
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.301      232,446
                                 2003       $ 7.301      $10.766      298,655
                                 2004       $10.766      $13.389      218,058
                                 2005       $13.389      $14.120      160,174
                                 2006       $14.120      $16.320      110,309
                                 2007       $16.320      $14.033       70,088
                                 2008       $14.033      $ 8.384       49,787
                                 2009       $ 8.384      $10.866       40,403
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.118      786,759
                                 2001       $ 8.118      $ 6.206      864,153
                                 2002       $ 6.206      $ 4.492      888,918
                                 2003       $ 4.492      $ 5.529      894,868
                                 2004       $ 5.529      $ 5.722      771,536
                                 2005       $ 5.722      $ 5.959      557,264
                                 2006       $ 5.959      $ 6.191      408,396
                                 2007       $ 6.191      $ 6.436      290,349
                                 2008       $ 6.436      $ 3.993      180,582
                                 2009       $ 3.993      $ 6.448      199,424



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                          MORTALITY & EXPENSE = 1.38



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.130           0
                                 2001       $10.130      $ 7.140       8,274
                                 2002       $ 7.140      $ 5.445       2,542
                                 2003       $ 5.445      $ 6.763       1,721
                                 2004       $ 6.763      $ 7.511       1,721
                                 2005       $ 7.511      $ 9.115         729
                                 2006       $ 9.115      $ 9.686         729
                                 2007       $ 9.686      $11.419         729
                                 2008       $11.419      $ 5.754         728
                                 2009       $ 5.754      $ 9.607           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.500           0
                                 2001       $10.500      $ 9.803      32,767
                                 2002       $ 9.803      $ 7.919      42,750
                                 2003       $ 7.919      $ 9.979      42,787
                                 2004       $ 9.979      $10.664      53,435
                                 2005       $10.664      $11.097      40,658
                                 2006       $11.097      $12.148      38,857
                                 2007       $12.148      $12.474      37,273
                                 2008       $12.474      $ 7.823      37,422
                                 2009       $ 7.823      $ 9.581      32,554
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.130           0
                                 2001       $10.130      $ 7.298      42,019
                                 2002       $ 7.298      $ 5.665      64,478
                                 2003       $ 5.665      $ 6.855      74,136
                                 2004       $ 6.855      $ 7.507      73,329
                                 2005       $ 7.507      $ 8.740      40,658
                                 2006       $ 8.740      $ 8.972      23,587
                                 2007       $ 8.972      $10.567      16,815
                                 2008       $10.567      $ 5.453      17,707
                                 2009       $ 5.453      $ 9.205      13,148

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.400           0
                                 2001       $10.400      $ 8.428      15,632
                                 2002       $ 8.428      $ 6.530      22,600
                                 2003       $ 6.530      $ 8.302      21,150
                                 2004       $ 8.302      $ 9.222      22,618
                                 2005       $ 9.222      $ 9.877      11,102
                                 2006       $ 9.877      $12.673       8,270
                                 2007       $12.673      $14.433       8,084
                                 2008       $14.433      $ 8.148       8,082
                                 2009       $ 8.148      $10.254       4,838
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.870           0
                                 2001       $ 9.870      $ 7.455       2,872
                                 2002       $ 7.455      $ 5.817       2,872
                                 2003       $ 5.817      $ 7.515           0
                                 2004       $ 7.515      $ 8.333         768
                                 2005       $ 8.333      $ 8.769       1,415
                                 2006       $ 8.769      $10.243       1,414
                                 2007       $10.243      $11.816         617
                                 2008       $11.816      $ 6.539         617
                                 2009       $ 6.539      $ 6.252           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.532      10,847
                                 2002       $ 9.532      $ 8.216      20,590
                                 2003       $ 8.216      $10.692      20,537
                                 2004       $10.692      $12.108      22,011
                                 2005       $12.108      $12.687      18,483
                                 2006       $12.687      $15.244       8,209
                                 2007       $15.244      $16.074       7,142
                                 2008       $16.074      $ 9.354       7,298
                                 2009       $ 9.354      $10.732       6,601
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.540           0
                                 2001       $ 9.540      $ 6.229       1,095
                                 2002       $ 6.229      $ 5.699       3,098
                                 2003       $ 5.699      $ 7.173       3,466
                                 2004       $ 7.173      $ 7.763       3,619
                                 2005       $ 7.763      $ 7.816       2,136
                                 2006       $ 7.816      $ 8.417       2,152
                                 2007       $ 8.417      $ 8.639       2,019
                                 2008       $ 8.639      $ 6.543       1,910
                                 2009       $ 6.543      $ 9.320         331

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.280           0
                                 2001       $10.280      $10.524           0
                                 2002       $10.524      $ 9.427       3,451
                                 2003       $ 9.427      $11.224       3,541
                                 2004       $11.224      $12.272       3,582
                                 2005       $12.272      $12.933       1,535
                                 2006       $12.933      $14.555       1,522
                                 2007       $14.555      $14.799           0
                                 2008       $14.799      $10.749           0
                                 2009       $10.749      $13.255           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.020           0
                                 2001       $10.020      $10.815      13,397
                                 2002       $10.815      $11.244      30,063
                                 2003       $11.244      $12.014      32,090
                                 2004       $12.014      $12.457      20,752
                                 2005       $12.457      $12.682      18,809
                                 2006       $12.682      $13.208      20,068
                                 2007       $13.208      $13.792      15,423
                                 2008       $13.792      $12.377      12,465
                                 2009       $12.377      $14.948      10,540
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.523       2,790
                                 2002       $10.523      $10.789      11,646
                                 2003       $10.789      $10.867       9,583
                                 2004       $10.867      $10.860      14,163
                                 2005       $10.860      $10.900      11,671
                                 2006       $10.900      $11.200      13,956
                                 2007       $11.200      $11.360      11,715
                                 2008       $11.360      $ 9.524       9,530
                                 2009       $ 9.524      $ 9.925      10,148
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.020           0
                                 2001       $10.020      $10.217           0
                                 2002       $10.217      $10.239       6,065
                                 2003       $10.239      $10.156       6,224
                                 2004       $10.156      $10.094       7,414
                                 2005       $10.094      $10.223       8,697
                                 2006       $10.223      $10.539       6,810
                                 2007       $10.539      $10.895       6,859
                                 2008       $10.895      $10.998       6,225
                                 2009       $10.998      $10.839       1,040

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.980           0
                                 2001       $ 9.980      $ 8.629       2,300
                                 2002       $ 8.629      $ 6.590      17,670
                                 2003       $ 6.590      $ 8.302      21,148
                                 2004       $ 8.302      $ 9.047      22,901
                                 2005       $ 9.047      $ 9.327      10,957
                                 2006       $ 9.327      $10.621       3,301
                                 2007       $10.621      $11.011       3,661
                                 2008       $11.011      $ 6.828       3,714
                                 2009       $ 6.828      $ 8.499       3,627
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.070           0
                                 2001       $10.070      $ 8.913      16,838
                                 2002       $ 8.913      $ 7.914      39,436
                                 2003       $ 7.914      $ 9.844      39,654
                                 2004       $ 9.844      $10.706      34,113
                                 2005       $10.706      $11.427      28,478
                                 2006       $11.427      $12.950      25,606
                                 2007       $12.950      $13.860      25,947
                                 2008       $13.860      $10.381      23,735
                                 2009       $10.381      $12.248      17,894
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.140           0
                                 2001       $10.140      $ 7.418      15,501
                                 2002       $ 7.418      $ 5.638      17,202
                                 2003       $ 5.638      $ 6.518      17,738
                                 2004       $ 6.518      $ 7.749      31,354
                                 2005       $ 7.749      $ 8.752      23,904
                                 2006       $ 8.752      $10.376      21,584
                                 2007       $10.376      $12.302      21,346
                                 2008       $12.302      $ 8.088      21,209
                                 2009       $ 8.088      $ 9.504      20,079
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.540           0
                                 2001       $ 9.540      $ 8.788       1,255
                                 2002       $ 8.788      $ 7.888         649
                                 2003       $ 7.888      $11.633         648
                                 2004       $11.633      $14.111         832
                                 2005       $14.111      $18.612       1,442
                                 2006       $18.612      $25.151       1,240
                                 2007       $25.151      $34.803       1,184
                                 2008       $34.803      $14.874       1,278
                                 2009       $14.874      $24.891         572

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.830           0
                                 2001       $ 9.830      $ 8.252           0
                                 2002       $ 8.252      $ 5.843           0
                                 2003       $ 5.843      $ 7.192           0
                                 2004       $ 7.192      $ 7.637           0
                                 2005       $ 7.637      $ 8.708         400
                                 2006       $ 8.708      $ 8.932           0
                                 2007       $ 8.932      $10.728           0
                                 2008       $10.728      $ 5.371           0
                                 2009       $ 5.371      $ 8.762           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.200           0
                                 2001       $10.200      $ 8.110       5,712
                                 2002       $ 8.110      $ 6.647       4,909
                                 2003       $ 6.647      $ 8.346       4,736
                                 2004       $ 8.346      $ 9.653       5,792
                                 2005       $ 9.653      $10.564       4,258
                                 2006       $10.564      $13.026       3,826
                                 2007       $13.026      $14.706       3,378
                                 2008       $14.706      $ 8.023       3,734
                                 2009       $ 8.023      $10.477       2,914
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.319           0
                                 2003       $ 7.319      $10.224           0
                                 2004       $10.224      $12.250         333
                                 2005       $12.250      $14.191         664
                                 2006       $14.191      $15.280       1,262
                                 2007       $15.280      $18.466         546
                                 2008       $18.466      $ 9.685         476
                                 2009       $ 9.685      $15.046         465
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.848       2,318
                                 2002       $ 9.848      $ 6.984       3,395
                                 2003       $ 6.984      $ 9.738         980
                                 2004       $ 9.738      $10.995       2,089
                                 2005       $10.995      $12.167         456
                                 2006       $12.167      $14.470       1,070
                                 2007       $14.470      $15.375         313
                                 2008       $15.375      $ 8.894         234
                                 2009       $ 8.894      $12.199         221
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.030           0
                                 2001       $10.030      $11.192           0
                                 2002       $11.192      $10.534         345
                                 2003       $10.534      $14.371         345
                                 2004       $14.371      $19.313         661
                                 2005       $19.313      $22.275         312

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $22.275      $30.300         990
                                 2007       $30.300      $24.756         315
                                 2008       $24.756      $15.148         346
                                 2009       $15.148      $19.158       1,437
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.138           0
                                 2005       $11.138      $12.194           0
                                 2006       $12.194      $12.606           0
                                 2007       $12.606      $14.606           0
                                 2008       $14.606      $ 7.651           0
                                 2009       $ 7.651      $11.789           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.059       5,914
                                 2003       $ 8.059      $10.402       5,415
                                 2004       $10.402      $12.069       6,312
                                 2005       $12.069      $12.412      11,014
                                 2006       $12.412      $14.222      10,255
                                 2007       $14.222      $13.725      10,728
                                 2008       $13.725      $ 8.699      10,676
                                 2009       $ 8.699      $11.039       8,608
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.840           0
                                 2001       $ 9.840      $ 6.641       5,649
                                 2002       $ 6.641      $ 4.417       1,319
                                 2003       $ 4.417      $ 5.543       1,291
                                 2004       $ 5.543      $ 5.846       1,315
                                 2005       $ 5.846      $ 6.217         637
                                 2006       $ 6.217      $ 6.301         653
                                 2007       $ 6.301      $ 7.261         575
                                 2008       $ 7.261      $ 3.649         690
                                 2009       $ 3.649      $ 5.971         526
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.900           0
                                 2001       $ 9.900      $ 7.605           0
                                 2002       $ 7.605      $ 5.575         912
                                 2003       $ 5.575      $ 7.115         947
                                 2004       $ 7.115      $ 7.475       1,641
                                 2005       $ 7.475      $ 8.016       1,568
                                 2006       $ 8.016      $ 8.396       1,579
                                 2007       $ 8.396      $ 9.266       1,474
                                 2008       $ 9.266      $ 5.250       1,593
                                 2009       $ 5.250      $ 6.263       1,119

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.160           0
                                 2001       $10.160      $ 8.752       2,532
                                 2002       $ 8.752      $ 6.014       2,532
                                 2003       $ 6.014      $ 7.411           0
                                 2006       $10.000      $10.807           0
                                 2007       $10.807      $11.511           0
                                 2008       $11.511      $ 7.924           0
                                 2009       $ 7.924      $10.017           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.829           0
                                 2005       $10.829      $11.482           0
                                 2006       $11.482      $12.586           0
                                 2007       $12.586      $13.584           0
                                 2008       $13.584      $ 9.567           0
                                 2009       $ 9.567      $12.274           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.930           0
                                 2001       $ 9.930      $ 7.645           0
                                 2002       $ 7.645      $ 5.278           0
                                 2003       $ 5.278      $ 7.006         869
                                 2004       $ 7.006      $ 7.906         830
                                 2005       $ 7.906      $ 8.696       2,872
                                 2006       $ 8.696      $ 8.463       3,247
                                 2007       $ 8.463      $ 9.393       3,201
                                 2008       $ 9.393      $ 5.313       3,302
                                 2009       $ 5.313      $ 6.955       3,422
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.360           0
                                 2001       $10.360      $10.222       8,207
                                 2002       $10.222      $ 7.829      12,552
                                 2003       $ 7.829      $10.197      10,278
                                 2004       $10.197      $11.175      11,954
                                 2005       $11.175      $11.517       6,419
                                 2006       $11.517      $13.276       6,363
                                 2007       $13.276      $13.715       4,614
                                 2008       $13.715      $ 8.014       2,126
                                 2009       $ 8.014      $ 9.503       2,111
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.810           0
                                 2001       $ 9.810      $ 7.982           0
                                 2002       $ 7.982      $ 5.439           0
                                 2003       $ 5.439      $ 6.611          85
                                 2004       $ 6.611      $ 7.058          85
                                 2005       $ 7.058      $ 7.987         348
                                 2006       $ 7.987      $ 7.819         347
                                 2007       $ 7.819      $ 8.752         346
                                 2008       $ 8.752      $ 5.190         498
                                 2009       $ 5.190      $ 7.011         496

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.703           0
                                 2005       $10.703      $10.896         290
                                 2006       $10.896      $11.741         284
                                 2007       $11.741      $11.882         278
                                 2008       $11.882      $ 8.970         196
                                 2009       $ 8.970      $12.613       1,106
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.249       7,572
                                 2005       $11.249      $11.262       6,857
                                 2006       $11.262      $13.121       9,948
                                 2007       $13.121      $13.413       5,826
                                 2008       $13.413      $ 9.296       3,958
                                 2009       $ 9.296      $12.420       3,957
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.342       1,889
                                 2006       $11.342      $13.073       2,373
                                 2007       $13.073      $12.574       1,217
                                 2008       $12.574      $ 8.298       1,109
                                 2009       $ 8.298      $10.560           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.960           0
                                 2005       $10.960      $11.939         330
                                 2006       $11.939      $13.926         330
                                 2007       $13.926      $14.198         329
                                 2008       $14.198      $ 8.798         329
                                 2009       $ 8.798      $10.926         328
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.528           0
                                 2005       $11.528      $12.513       2,894
                                 2006       $12.513      $14.974       2,784
                                 2007       $14.974      $17.034       2,698
                                 2008       $17.034      $10.006       2,432
                                 2009       $10.006      $13.512       2,395
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.230           0
                                 2001       $10.230      $ 9.431       2,347
                                 2002       $ 9.431      $ 7.528       2,347
                                 2003       $ 7.528      $ 9.448           0
                                 2004       $ 9.448      $10.344         917
                                 2005       $10.344      $10.725         737
                                 2006       $10.725      $12.249         737
                                 2007       $12.249      $11.340         737
                                 2008       $11.340      $ 6.849         737
                                 2009       $ 6.849      $ 8.761         737

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 8.069       2,833
                                 2002       $ 8.069      $ 6.546       3,124
                                 2003       $ 6.546      $ 8.289       2,972
                                 2004       $ 8.289      $ 9.490       3,719
                                 2005       $ 9.490      $10.492       5,087
                                 2006       $10.492      $13.204       7,531
                                 2007       $13.204      $14.098       4,654
                                 2008       $14.098      $ 7.785       5,141
                                 2009       $ 7.785      $ 9.560       3,803
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.301           0
                                 2003       $ 7.301      $10.766           0
                                 2004       $10.766      $13.389           0
                                 2005       $13.389      $14.120           0
                                 2006       $14.120      $16.320           0
                                 2007       $16.320      $14.033           0
                                 2008       $14.033      $ 8.384           0
                                 2009       $ 8.384      $10.866           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.820           0
                                 2001       $ 9.820      $ 7.566       2,587
                                 2002       $ 7.566      $ 5.477         890
                                 2003       $ 5.477      $ 6.741         980
                                 2004       $ 6.741      $ 6.976       1,027
                                 2005       $ 6.976      $ 7.265       1,018
                                 2006       $ 7.265      $ 7.548       1,030
                                 2007       $ 7.548      $ 7.847         995
                                 2008       $ 7.847      $ 4.868         968
                                 2009       $ 4.868      $ 7.862         773



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                      OR DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.42



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.682        3,790
                                 2001       $ 9.682      $ 6.821        3,592
                                 2002       $ 6.821      $ 5.200        6,292
                                 2003       $ 5.200      $ 6.456        9,282
                                 2004       $ 6.456      $ 7.167       18,652
                                 2005       $ 7.167      $ 8.694       21,685
                                 2006       $ 8.694      $ 9.235       19,378
                                 2007       $ 9.235      $10.883       18,544
                                 2008       $10.883      $ 5.481       19,585
                                 2009       $ 5.481      $ 9.149       11,547
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.688       50,253
                                 2001       $10.688      $ 9.978      130,186
                                 2002       $ 9.978      $ 8.057      121,293
                                 2003       $ 8.057      $10.149      132,918
                                 2004       $10.149      $10.841      201,114
                                 2005       $10.841      $11.277      257,558
                                 2006       $11.277      $12.340      229,748
                                 2007       $12.340      $12.666      145,445
                                 2008       $12.666      $ 7.940      136,325
                                 2009       $ 7.940      $ 9.721      117,149
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.530       55,513
                                 2001       $ 9.530      $ 6.864      122,771
                                 2002       $ 6.864      $ 5.326       97,168
                                 2003       $ 5.326      $ 6.442      125,713
                                 2004       $ 6.442      $ 7.052      140,268
                                 2005       $ 7.052      $ 8.207      241,473
                                 2006       $ 8.207      $ 8.422      188,461
                                 2007       $ 8.422      $ 9.915      165,865
                                 2008       $ 9.915      $ 5.114      149,256
                                 2009       $ 5.114      $ 8.630      138,592

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.196       23,454
                                 2001       $ 9.196      $ 7.448       37,252
                                 2002       $ 7.448      $ 5.769       47,375
                                 2003       $ 5.769      $ 7.331       43,203
                                 2004       $ 7.331      $ 8.140       58,810
                                 2005       $ 8.140      $ 8.715       88,725
                                 2006       $ 8.715      $11.177       67,849
                                 2007       $11.177      $12.724       65,513
                                 2008       $12.724      $ 7.180       63,916
                                 2009       $ 7.180      $ 9.033       53,287
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869            0
                                 2001       $ 9.869      $ 6.857            0
                                 2002       $ 6.857      $ 4.960          494
                                 2003       $ 4.960      $ 6.405          494
                                 2004       $ 6.405      $ 7.099          494
                                 2005       $ 7.099      $ 7.468        2,513
                                 2006       $ 7.468      $ 8.720        1,341
                                 2007       $ 8.720      $10.055        1,302
                                 2008       $10.055      $ 5.562        3,779
                                 2009       $ 5.562      $ 5.318            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.937       13,949
                                 2001       $ 9.937      $ 9.175       37,059
                                 2002       $ 9.175      $ 7.905       42,631
                                 2003       $ 7.905      $10.283       61,916
                                 2004       $10.283      $11.640       72,505
                                 2005       $11.640      $12.192      121,814
                                 2006       $12.192      $14.644      108,877
                                 2007       $14.644      $15.434       83,752
                                 2008       $15.434      $ 8.978       69,387
                                 2009       $ 8.978      $10.297       46,562
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 6.947        4,679
                                 2001       $ 6.947      $ 4.532        5,065
                                 2002       $ 4.532      $ 4.146       15,389
                                 2003       $ 4.146      $ 5.215       16,556
                                 2004       $ 5.215      $ 5.642       22,282
                                 2005       $ 5.642      $ 5.679       37,232
                                 2006       $ 5.679      $ 6.113       32,294
                                 2007       $ 6.113      $ 6.271       27,562
                                 2008       $ 6.271      $ 4.748       21,347
                                 2009       $ 4.748      $ 6.760       10,483

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277           0
                                 2001       $10.277      $10.112      30,858
                                 2002       $10.112      $ 9.198      11,696
                                 2003       $ 9.198      $10.947       8,820
                                 2004       $10.947      $11.964      26,357
                                 2005       $11.964      $12.604      44,906
                                 2006       $12.604      $14.178      27,742
                                 2007       $14.178      $14.411      20,535
                                 2008       $14.411      $10.462      16,969
                                 2009       $10.462      $12.897      16,348
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.759       9,069
                                 2001       $10.759      $11.609      38,761
                                 2002       $11.609      $12.065      40,119
                                 2003       $12.065      $12.887      61,233
                                 2004       $12.887      $13.356      61,127
                                 2005       $13.356      $13.592      81,861
                                 2006       $13.592      $14.150      65,971
                                 2007       $14.150      $14.770      64,761
                                 2008       $14.770      $13.249      43,751
                                 2009       $13.249      $15.995      39,114
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.310           0
                                 2001       $10.310      $10.839       1,344
                                 2002       $10.839      $11.109       9,484
                                 2003       $11.109      $11.185      10,026
                                 2004       $11.185      $11.173      15,470
                                 2005       $11.173      $11.210      24,262
                                 2006       $11.210      $11.514      23,734
                                 2007       $11.514      $11.674      18,251
                                 2008       $11.674      $ 9.783      10,111
                                 2009       $ 9.783      $10.191       9,337
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.267       2,122
                                 2001       $10.267      $10.506      24,050
                                 2002       $10.506      $10.485      23,607
                                 2003       $10.485      $10.396      27,338
                                 2004       $10.396      $10.328      36,878
                                 2005       $10.328      $10.457      36,620
                                 2006       $10.457      $10.775      52,665
                                 2007       $10.775      $11.135      46,208
                                 2008       $11.135      $11.235      70,987
                                 2009       $11.235      $11.069      54,675

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.957        9,545
                                 2001       $ 8.957      $ 7.742        8,769
                                 2002       $ 7.742      $ 5.911       16,817
                                 2003       $ 5.911      $ 7.443       11,192
                                 2004       $ 7.443      $ 8.107       12,703
                                 2005       $ 8.107      $ 8.356       40,893
                                 2006       $ 8.356      $ 9.511       40,201
                                 2007       $ 9.511      $ 9.856       34,160
                                 2008       $ 9.856      $ 6.109       24,877
                                 2009       $ 6.109      $ 7.602       23,261
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.926       52,247
                                 2001       $ 9.926      $ 8.780      180,367
                                 2002       $ 8.780      $ 7.793      105,669
                                 2003       $ 7.793      $ 9.690      144,775
                                 2004       $ 9.690      $10.533      117,831
                                 2005       $10.533      $11.238      126,554
                                 2006       $11.238      $12.731      111,525
                                 2007       $12.731      $13.621       99,969
                                 2008       $13.621      $10.198       89,673
                                 2009       $10.198      $12.027       89,342
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128       30,526
                                 2001       $10.128      $ 7.406       72,900
                                 2002       $ 7.406      $ 5.627       67,904
                                 2003       $ 5.627      $ 6.503       74,314
                                 2004       $ 6.503      $ 7.728       78,558
                                 2005       $ 7.728      $ 8.724       89,956
                                 2006       $ 8.724      $10.339       93,096
                                 2007       $10.339      $12.253       79,705
                                 2008       $12.253      $ 8.053       60,324
                                 2009       $ 8.053      $ 9.459       42,785
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538            0
                                 2001       $ 9.538      $ 5.568            0
                                 2002       $ 5.568      $ 5.272        6,165
                                 2003       $ 5.272      $ 7.771        3,790
                                 2004       $ 7.771      $ 9.423       11,797
                                 2005       $ 9.423      $12.424       70,216
                                 2006       $12.424      $16.782       72,527
                                 2007       $16.782      $23.213       79,423
                                 2008       $23.213      $ 9.917       98,099
                                 2009       $ 9.917      $16.589       83,470

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.327      11,936
                                 2001       $ 8.327      $ 6.961      15,170
                                 2002       $ 6.961      $ 4.946       6,235
                                 2003       $ 4.946      $ 6.086      10,156
                                 2004       $ 6.086      $ 6.460      26,153
                                 2005       $ 6.460      $ 7.362      36,554
                                 2006       $ 7.362      $ 7.549      34,992
                                 2007       $ 7.549      $ 9.063      20,902
                                 2008       $ 9.063      $ 4.536      17,816
                                 2009       $ 4.536      $ 7.396      18,118
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.045       1,098
                                 2001       $ 9.045      $ 7.189       5,136
                                 2002       $ 7.189      $ 5.890       9,222
                                 2003       $ 5.890      $ 7.392       9,873
                                 2004       $ 7.392      $ 8.547      17,590
                                 2005       $ 8.547      $ 9.350      23,231
                                 2006       $ 9.350      $11.524      24,810
                                 2007       $11.524      $13.005      15,779
                                 2008       $13.005      $ 7.093      14,800
                                 2009       $ 7.093      $ 9.258      10,374
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.317         887
                                 2003       $ 7.317      $10.217       8,193
                                 2004       $10.217      $12.236      12,396
                                 2005       $12.236      $14.170      15,630
                                 2006       $14.170      $15.251      11,272
                                 2007       $15.251      $18.424      22,203
                                 2008       $18.424      $ 9.660      17,496
                                 2009       $ 9.660      $15.000       5,524
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.221         361
                                 2001       $10.221      $ 9.749      11,011
                                 2002       $ 9.749      $ 6.911      14,736
                                 2003       $ 6.911      $ 9.633      17,598
                                 2004       $ 9.633      $10.872      20,113
                                 2005       $10.872      $12.026      61,240
                                 2006       $12.026      $14.297      62,775
                                 2007       $14.297      $15.185      65,728
                                 2008       $15.185      $ 8.781      53,200
                                 2009       $ 8.781      $12.039      30,741
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $12.431         144
                                 2002       $12.431      $12.064       1,927
                                 2003       $12.064      $16.452       3,216
                                 2004       $16.452      $22.102       8,569
                                 2005       $22.102      $25.482      16,457

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.482      $34.647       13,944
                                 2007       $34.647      $28.297        7,396
                                 2008       $28.297      $17.308        6,196
                                 2009       $17.308      $21.880        3,402
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.135        2,594
                                 2005       $11.135      $12.187        3,141
                                 2006       $12.187      $12.595        4,837
                                 2007       $12.595      $14.587        4,045
                                 2008       $14.587      $ 7.638        4,036
                                 2009       $ 7.638      $11.764        4,057
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.057          205
                                 2003       $ 8.057      $10.395        8,269
                                 2004       $10.395      $12.057       42,824
                                 2005       $12.057      $12.394       91,027
                                 2006       $12.394      $14.195       85,371
                                 2007       $14.195      $13.694       79,601
                                 2008       $13.694      $ 8.676       61,204
                                 2009       $ 8.676      $11.005       39,761
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.121       14,669
                                 2001       $ 8.121      $ 5.479       16,442
                                 2002       $ 5.479      $ 3.643       20,987
                                 2003       $ 3.643      $ 4.570       38,535
                                 2004       $ 4.570      $ 4.817       70,463
                                 2005       $ 4.817      $ 5.121      119,379
                                 2006       $ 5.121      $ 5.188       94,371
                                 2007       $ 5.188      $ 5.976       84,339
                                 2008       $ 5.976      $ 3.002       76,746
                                 2009       $ 3.002      $ 4.911       57,500
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895            0
                                 2001       $ 9.895      $ 6.253          475
                                 2002       $ 6.253      $ 4.659        1,687
                                 2003       $ 4.659      $ 5.943        2,161
                                 2004       $ 5.943      $ 6.241       17,146
                                 2005       $ 6.241      $ 6.691       18,156
                                 2006       $ 6.691      $ 7.005       20,083
                                 2007       $ 7.005      $ 7.728       10,367
                                 2008       $ 7.728      $ 4.377        8,207
                                 2009       $ 4.377      $ 5.220        9,085

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $ 8.313         101
                                 2001       $ 8.313      $ 7.159          99
                                 2002       $ 7.159      $ 4.917       3,349
                                 2003       $ 4.917      $ 6.057       3,370
                                 2006       $10.000      $10.804       5,693
                                 2007       $10.804      $11.503       5,461
                                 2008       $11.503      $ 7.916       2,527
                                 2009       $ 7.916      $10.003       1,261
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.826           0
                                 2005       $10.826      $11.475      12,449
                                 2006       $11.475      $12.572      13,121
                                 2007       $12.572      $13.564       9,875
                                 2008       $13.564      $ 9.549       8,573
                                 2009       $ 9.549      $12.247       9,855
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 6.153           0
                                 2002       $ 6.153      $ 4.246           0
                                 2003       $ 4.246      $ 5.633           0
                                 2004       $ 5.633      $ 6.354      10,400
                                 2005       $ 6.354      $ 6.987      23,815
                                 2006       $ 6.987      $ 6.796      27,978
                                 2007       $ 6.796      $ 7.541      17,791
                                 2008       $ 7.541      $ 4.263      11,650
                                 2009       $ 4.263      $ 5.579       5,366
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.092       6,026
                                 2002       $10.092      $ 7.727      12,958
                                 2003       $ 7.727      $10.060      19,313
                                 2004       $10.060      $11.020      22,522
                                 2005       $11.020      $11.353      59,040
                                 2006       $11.353      $13.081      52,134
                                 2007       $13.081      $13.509      37,570
                                 2008       $13.509      $ 7.891      36,758
                                 2009       $ 7.891      $ 9.353      14,809
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.971       1,954
                                 2001       $ 7.971      $ 6.484       3,244
                                 2002       $ 6.484      $ 4.416       3,632
                                 2003       $ 4.416      $ 5.366       5,179
                                 2004       $ 5.366      $ 5.726       4,621
                                 2005       $ 5.726      $ 6.477       9,752
                                 2006       $ 6.477      $ 6.339      14,317
                                 2007       $ 6.339      $ 7.093      11,209
                                 2008       $ 7.093      $ 4.204      16,812
                                 2009       $ 4.204      $ 5.677      23,524

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.701           0
                                 2005       $10.701      $10.888       1,451
                                 2006       $10.888      $11.728       1,462
                                 2007       $11.728      $11.864       1,479
                                 2008       $11.864      $ 8.953       2,799
                                 2009       $ 8.953      $12.583       3,399
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.246       5,173
                                 2005       $11.246      $11.254      13,076
                                 2006       $11.254      $13.106      19,241
                                 2007       $13.106      $13.392      15,465
                                 2008       $13.392      $ 9.278      13,565
                                 2009       $ 9.278      $12.391      14,143
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.339           0
                                 2006       $11.339      $13.065      17,519
                                 2007       $13.065      $12.560      28,261
                                 2008       $12.560      $ 8.286      26,621
                                 2009       $ 8.286      $10.541      13,923
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.957       1,650
                                 2005       $10.957      $11.930      24,837
                                 2006       $11.930      $13.911      27,846
                                 2007       $13.911      $14.176      26,279
                                 2008       $14.176      $ 8.781      22,201
                                 2009       $ 8.781      $10.901      24,332
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.525         351
                                 2005       $11.525      $12.505      30,728
                                 2006       $12.505      $14.958      24,011
                                 2007       $14.958      $17.008      29,948
                                 2008       $17.008      $ 9.988      28,213
                                 2009       $ 9.988      $13.481      15,196
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.729       1,234
                                 2002       $ 9.729      $ 7.763       2,855
                                 2003       $ 7.763      $ 9.739       3,109
                                 2004       $ 9.739      $10.658       7,921
                                 2005       $10.658      $11.047      22,040
                                 2006       $11.047      $12.612      21,435
                                 2007       $12.612      $11.670      17,489
                                 2008       $11.670      $ 7.046       6,035
                                 2009       $ 7.046      $ 9.009       2,157

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 7.042         820
                                 2002       $ 7.042      $ 5.710       2,127
                                 2003       $ 5.710      $ 7.228       2,104
                                 2004       $ 7.228      $ 8.272      14,061
                                 2005       $ 8.272      $ 9.142      27,526
                                 2006       $ 9.142      $11.500      24,109
                                 2007       $11.500      $12.273      30,068
                                 2008       $12.273      $ 6.775      27,932
                                 2009       $ 6.775      $ 8.317      10,428
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.299       1,942
                                 2003       $ 7.299      $10.759       1,625
                                 2004       $10.759      $13.374         701
                                 2005       $13.374      $14.099         701
                                 2006       $14.099      $16.289         701
                                 2007       $16.289      $14.002         701
                                 2008       $14.002      $ 8.362         462
                                 2009       $ 8.362      $10.833         462
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.109         482
                                 2001       $ 8.109      $ 6.196       1,050
                                 2002       $ 6.196      $ 4.483       3,471
                                 2003       $ 4.483      $ 5.516       6,470
                                 2004       $ 5.516      $ 5.706      20,971
                                 2005       $ 5.706      $ 5.940      29,031
                                 2006       $ 5.940      $ 6.169      28,932
                                 2007       $ 6.169      $ 6.411      18,038
                                 2008       $ 6.411      $ 3.976      18,028
                                 2009       $ 3.976      $ 6.418      16,727



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.130            0
                                 2001       $10.130      $ 7.135       12,656
                                 2002       $ 7.135      $ 5.437       12,653
                                 2003       $ 5.437      $ 6.748       12,649
                                 2004       $ 6.748      $ 7.489        5,903
                                 2005       $ 7.489      $ 9.083        7,843
                                 2006       $ 9.083      $ 9.645       12,018
                                 2007       $ 9.645      $11.363        3,394
                                 2008       $11.363      $ 5.722        3,393
                                 2009       $ 5.722      $ 9.547        3,392
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.496            0
                                 2001       $10.496      $ 9.796       55,801
                                 2002       $ 9.796      $ 7.908       65,323
                                 2003       $ 7.908      $ 9.958       53,149
                                 2004       $ 9.958      $10.634       42,195
                                 2005       $10.634      $11.058       25,782
                                 2006       $11.058      $12.096       10,598
                                 2007       $12.096      $12.412        4,911
                                 2008       $12.412      $ 7.779        2,501
                                 2009       $ 7.779      $ 9.520        2,365
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128            0
                                 2001       $10.128      $ 7.292      109,861
                                 2002       $ 7.292      $ 5.657      109,820
                                 2003       $ 5.657      $ 6.840       93,305
                                 2004       $ 6.840      $ 7.486       64,110
                                 2005       $ 7.486      $ 8.709       35,753
                                 2006       $ 8.709      $ 8.934       14,913
                                 2007       $ 8.934      $10.515        8,669
                                 2008       $10.515      $ 5.422        8,174
                                 2009       $ 5.422      $ 9.147        5,330

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $ 8.422      15,831
                                 2002       $ 8.422      $ 6.521      17,262
                                 2003       $ 6.521      $ 8.285      19,778
                                 2004       $ 8.285      $ 9.196      11,690
                                 2005       $ 9.196      $ 9.842      10,945
                                 2006       $ 9.842      $12.619       7,008
                                 2007       $12.619      $14.362       4,079
                                 2008       $14.362      $ 8.102       3,548
                                 2009       $ 8.102      $10.190       3,547
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 7.450           0
                                 2002       $ 7.450      $ 5.808       4,767
                                 2003       $ 5.808      $ 7.499       4,766
                                 2004       $ 7.499      $ 8.309       4,765
                                 2005       $ 8.309      $ 8.738           0
                                 2006       $ 8.738      $10.200           0
                                 2007       $10.200      $11.758           0
                                 2008       $11.758      $ 6.502           0
                                 2009       $ 6.502      $ 6.216           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.525       7,798
                                 2002       $ 9.525      $ 8.204       7,793
                                 2003       $ 8.204      $10.669      11,703
                                 2004       $10.669      $12.074       3,941
                                 2005       $12.074      $12.642       4,222
                                 2006       $12.642      $15.180       2,054
                                 2007       $15.180      $15.995       2,048
                                 2008       $15.995      $ 9.301         296
                                 2009       $ 9.301      $10.664           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.543           0
                                 2001       $ 9.543      $ 6.224       9,421
                                 2002       $ 6.224      $ 5.691       8,884
                                 2003       $ 5.691      $ 7.158       7,761
                                 2004       $ 7.158      $ 7.741         696
                                 2005       $ 7.741      $ 7.789       1,189
                                 2006       $ 7.789      $ 8.382         681
                                 2007       $ 8.382      $ 8.597         680
                                 2008       $ 8.597      $ 6.507         679
                                 2009       $ 6.507      $ 9.261         678

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.278           0
                                 2001       $10.278      $10.352       2,625
                                 2002       $10.352      $ 9.414         238
                                 2003       $ 9.414      $11.201         238
                                 2004       $11.201      $12.237         237
                                 2005       $12.237      $12.888         237
                                 2006       $12.888      $14.493         237
                                 2007       $14.493      $14.727           0
                                 2008       $14.727      $10.688           0
                                 2009       $10.688      $13.172           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.807      34,608
                                 2002       $10.807      $11.228      24,930
                                 2003       $11.228      $11.989      24,246
                                 2004       $11.989      $12.421      21,972
                                 2005       $12.421      $12.638      11,928
                                 2006       $12.638      $13.152      11,360
                                 2007       $13.152      $13.724       8,483
                                 2008       $13.724      $12.307       8,482
                                 2009       $12.307      $14.854           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.515       1,041
                                 2002       $10.515      $10.773         841
                                 2003       $10.773      $10.844       1,001
                                 2004       $10.844      $10.829           0
                                 2005       $10.829      $10.862           0
                                 2006       $10.862      $11.153           0
                                 2007       $11.153      $11.304           0
                                 2008       $11.304      $ 9.471           0
                                 2009       $ 9.471      $ 9.862           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.247      22,571
                                 2002       $10.247      $10.225      29,440
                                 2003       $10.225      $10.135      19,771
                                 2004       $10.135      $10.065      13,483
                                 2005       $10.065      $10.187      11,621
                                 2006       $10.187      $10.494      11,352
                                 2007       $10.494      $10.841          49
                                 2008       $10.841      $10.936          49
                                 2009       $10.936      $10.771          49

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.979           0
                                 2001       $ 9.979      $ 8.622       7,168
                                 2002       $ 8.622      $ 6.581       8,291
                                 2003       $ 6.581      $ 8.284      12,326
                                 2004       $ 8.284      $ 9.021      12,307
                                 2005       $ 9.021      $ 9.295      12,290
                                 2006       $ 9.295      $10.576      11,965
                                 2007       $10.576      $10.957      10,072
                                 2008       $10.957      $ 6.789      10,067
                                 2009       $ 6.789      $ 8.446       2,254
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.072           0
                                 2001       $10.072      $ 8.907      38,063
                                 2002       $ 8.907      $ 7.902      25,869
                                 2003       $ 7.902      $ 9.823      20,237
                                 2004       $ 9.823      $10.675      16,794
                                 2005       $10.675      $11.386       4,986
                                 2006       $11.386      $12.895       4,023
                                 2007       $12.895      $13.792       3,067
                                 2008       $13.792      $10.323         714
                                 2009       $10.323      $12.170           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.140           0
                                 2001       $10.140      $ 7.413      38,052
                                 2002       $ 7.413      $ 5.630      34,088
                                 2003       $ 5.630      $ 6.504      33,975
                                 2004       $ 6.504      $ 7.728      17,973
                                 2005       $ 7.728      $ 8.721       8,199
                                 2006       $ 8.721      $10.332       6,810
                                 2007       $10.332      $12.242          77
                                 2008       $12.242      $ 8.043          76
                                 2009       $ 8.043      $ 9.444           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.781           0
                                 2002       $ 8.781      $ 7.877           0
                                 2003       $ 7.877      $11.608           0
                                 2004       $11.608      $14.072           0
                                 2005       $14.072      $18.547           0
                                 2006       $18.547      $25.045           0
                                 2007       $25.045      $34.633           0
                                 2008       $34.633      $14.790           0
                                 2009       $14.790      $24.735           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.215      10,841
                                 2002       $ 8.215      $ 5.835      10,836
                                 2003       $ 5.835      $ 7.177      14,407
                                 2004       $ 7.177      $ 7.616      10,827
                                 2005       $ 7.616      $ 8.677      10,823
                                 2006       $ 8.677      $ 8.895      10,820
                                 2007       $ 8.895      $10.676      10,817
                                 2008       $10.676      $ 5.341      10,812
                                 2009       $ 5.341      $ 8.706      10,809
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.104       1,531
                                 2002       $ 8.104      $ 6.638       1,557
                                 2003       $ 6.638      $ 8.328       1,483
                                 2004       $ 8.328      $ 9.626           0
                                 2005       $ 9.626      $10.527       6,953
                                 2006       $10.527      $12.971       6,952
                                 2007       $12.971      $14.634       6,951
                                 2008       $14.634      $ 7.978       6,949
                                 2009       $ 7.978      $10.411       6,948
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.316       1,281
                                 2003       $ 7.316      $10.212       2,965
                                 2004       $10.212      $12.227       2,964
                                 2005       $12.227      $14.154       1,682
                                 2006       $14.154      $15.230       1,682
                                 2007       $15.230      $18.393       1,681
                                 2008       $18.393      $ 9.640       1,680
                                 2009       $ 9.640      $14.965       1,679
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.841       2,487
                                 2002       $ 9.841      $ 6.974       2,457
                                 2003       $ 6.974      $ 9.717       2,439
                                 2004       $ 9.717      $10.964       2,416
                                 2005       $10.964      $12.124       2,395
                                 2006       $12.124      $14.409       2,490
                                 2007       $14.409      $15.300         533
                                 2008       $15.300      $ 8.844         533
                                 2009       $ 8.844      $12.122         532
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $10.842         195
                                 2002       $10.842      $10.519         332
                                 2003       $10.519      $14.340         331
                                 2004       $14.340      $19.259         331
                                 2005       $19.259      $22.197         330

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $22.197      $30.172         330
                                 2007       $30.172      $24.635         136
                                 2008       $24.635      $15.063         136
                                 2009       $15.063      $19.037         136
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.133           0
                                 2005       $11.133      $12.179           0
                                 2006       $12.179      $12.583           0
                                 2007       $12.583      $14.569           0
                                 2008       $14.569      $ 7.626           0
                                 2009       $ 7.626      $11.742           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.055       6,585
                                 2003       $ 8.055      $10.390       6,583
                                 2004       $10.390      $12.047       4,292
                                 2005       $12.047      $12.380       8,965
                                 2006       $12.380      $14.175       8,963
                                 2007       $14.175      $13.671       8,952
                                 2008       $13.671      $ 8.659       8,950
                                 2009       $ 8.659      $10.980       8,352
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.839           0
                                 2001       $ 9.839      $ 6.636       9,781
                                 2002       $ 6.636      $ 4.411       9,938
                                 2003       $ 4.411      $ 5.531       9,901
                                 2004       $ 5.531      $ 5.829       7,304
                                 2005       $ 5.829      $ 6.195       3,221
                                 2006       $ 6.195      $ 6.274       3,220
                                 2007       $ 6.274      $ 7.225           0
                                 2008       $ 7.225      $ 3.629           0
                                 2009       $ 3.629      $ 5.934           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.896           0
                                 2001       $ 9.896      $ 7.601           0
                                 2002       $ 7.601      $ 5.567           0
                                 2003       $ 5.567      $ 7.099           0
                                 2004       $ 7.099      $ 7.453           0
                                 2005       $ 7.453      $ 7.988           0
                                 2006       $ 7.988      $ 8.361           0
                                 2007       $ 8.361      $ 9.220           0
                                 2008       $ 9.220      $ 5.221           0
                                 2009       $ 5.221      $ 6.224           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159           0
                                 2001       $10.159      $ 8.745           0
                                 2002       $ 8.745      $ 6.005           0
                                 2003       $ 6.005      $ 7.396           0
                                 2006       $10.000      $10.802           0
                                 2007       $10.802      $11.497           0
                                 2008       $11.497      $ 7.909           0
                                 2009       $ 7.909      $ 9.992           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.824           0
                                 2005       $10.824      $11.468           0
                                 2006       $11.468      $12.562         197
                                 2007       $12.562      $13.549         197
                                 2008       $13.549      $ 9.535         197
                                 2009       $ 9.535      $12.225         197
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.928           0
                                 2001       $ 9.928      $ 7.642           0
                                 2002       $ 7.642      $ 5.271           0
                                 2003       $ 5.271      $ 6.991           0
                                 2004       $ 6.991      $ 7.883           0
                                 2005       $ 7.883      $ 8.666           0
                                 2006       $ 8.666      $ 8.427           0
                                 2007       $ 8.427      $ 9.347           0
                                 2008       $ 9.347      $ 5.283           0
                                 2009       $ 5.283      $ 6.911           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.214      15,086
                                 2002       $10.214      $ 7.818       5,823
                                 2003       $ 7.818      $10.175       8,822
                                 2004       $10.175      $11.143       6,961
                                 2005       $11.143      $11.476       6,825
                                 2006       $11.476      $13.220       2,849
                                 2007       $13.220      $13.648           1
                                 2008       $13.648      $ 7.969           1
                                 2009       $ 7.969      $ 9.443           0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.808           0
                                 2001       $ 9.808      $ 8.110           0
                                 2002       $ 8.110      $ 5.431      15,221
                                 2003       $ 5.431      $ 6.597      19,513
                                 2004       $ 6.597      $ 7.038       4,292
                                 2005       $ 7.038      $ 7.958       4,291
                                 2006       $ 7.958      $ 7.786           0
                                 2007       $ 7.786      $ 8.709           0
                                 2008       $ 8.709      $ 5.160           0
                                 2009       $ 5.160      $ 6.967           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.698           0
                                 2005       $10.698      $10.882           0
                                 2006       $10.882      $11.719           0
                                 2007       $11.719      $11.851           0
                                 2008       $11.851      $ 8.941           0
                                 2009       $ 8.941      $12.562           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.243           0
                                 2005       $11.243      $11.248           0
                                 2006       $11.248      $13.095         740
                                 2007       $13.095      $13.377         739
                                 2008       $13.377      $ 9.265         739
                                 2009       $ 9.265      $12.370         738
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.336           0
                                 2006       $11.336      $13.058         192
                                 2007       $13.058      $12.550         192
                                 2008       $12.550      $ 8.277         192
                                 2009       $ 8.277      $10.526         192
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.955           0
                                 2005       $10.955      $11.924           0
                                 2006       $11.924      $13.899       1,065
                                 2007       $13.899      $14.161       1,064
                                 2008       $14.161      $ 8.769       1,063
                                 2009       $ 8.769      $10.883       1,062
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.522           0
                                 2005       $11.522      $12.498         311
                                 2006       $12.498      $14.946         310
                                 2007       $14.946      $16.989         305
                                 2008       $16.989      $ 9.973         305
                                 2009       $ 9.973      $13.457           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.226           0
                                 2001       $10.226      $ 9.424       2,533
                                 2002       $ 9.424      $ 7.517       2,440
                                 2003       $ 7.517      $ 9.428       2,353
                                 2004       $ 9.428      $10.315       1,973
                                 2005       $10.315      $10.687         273
                                 2006       $10.687      $12.198           0
                                 2007       $12.198      $11.284           0
                                 2008       $11.284      $ 6.811           0
                                 2009       $ 6.811      $ 8.705           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.063       1,298
                                 2002       $ 8.063      $ 6.536       1,297
                                 2003       $ 6.536      $ 8.272       1,297
                                 2004       $ 8.272      $ 9.464       1,297
                                 2005       $ 9.464      $10.455       1,297
                                 2006       $10.455      $13.148       2,274
                                 2007       $13.148      $14.028         977
                                 2008       $14.028      $ 7.742         977
                                 2009       $ 7.742      $ 9.500         976
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.298       2,080
                                 2003       $ 7.298      $10.753       2,080
                                 2004       $10.753      $13.364           0
                                 2005       $13.364      $14.084           0
                                 2006       $14.084      $16.266           0
                                 2007       $16.266      $13.978           0
                                 2008       $13.978      $ 8.345           0
                                 2009       $ 8.345      $10.808           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.818           0
                                 2001       $ 9.818      $ 7.561       1,587
                                 2002       $ 7.561      $ 5.469       1,690
                                 2003       $ 5.469      $ 6.727       1,643
                                 2004       $ 6.727      $ 6.956         540
                                 2005       $ 6.956      $ 7.240         516
                                 2006       $ 7.240      $ 7.516           0
                                 2007       $ 7.516      $ 7.808           0
                                 2008       $ 7.808      $ 4.841           0
                                 2009       $ 4.841      $ 7.812           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.48



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129           0
                                 2001       $10.129      $ 6.605           0
                                 2002       $ 6.605      $ 4.941           0
                                 2003       $ 4.941      $ 6.131           0
                                 2004       $ 6.131      $ 6.802           0
                                 2005       $ 6.802      $ 8.247           0
                                 2006       $ 8.247      $ 8.755           0
                                 2007       $ 8.755      $10.311           0
                                 2008       $10.311      $ 5.190           0
                                 2009       $ 5.190      $ 8.657           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495           0
                                 2001       $10.495      $ 9.726       1,066
                                 2002       $ 9.726      $ 7.849      11,886
                                 2003       $ 7.849      $ 9.881      14,734
                                 2004       $ 9.881      $10.549      14,673
                                 2005       $10.549      $10.966       8,993
                                 2006       $10.966      $11.992       2,466
                                 2007       $11.992      $12.302       2,466
                                 2008       $12.302      $ 7.707       1,807
                                 2009       $ 7.707      $ 9.430       1,807
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128           0
                                 2001       $10.128      $ 6.674       5,104
                                 2002       $ 6.674      $ 5.176      16,549
                                 2003       $ 5.176      $ 6.256      13,735
                                 2004       $ 6.256      $ 6.844      11,088
                                 2005       $ 6.844      $ 7.961      11,110
                                 2006       $ 7.961      $ 8.164       5,293
                                 2007       $ 8.164      $ 9.606       4,303
                                 2008       $ 9.606      $ 4.952       4,172
                                 2009       $ 4.952      $ 8.351       4,156

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $ 8.363       2,012
                                 2002       $ 8.363      $ 6.473       7,417
                                 2003       $ 6.473      $ 8.222      10,658
                                 2004       $ 8.222      $ 9.124       9,910
                                 2005       $ 9.124      $ 9.762       4,520
                                 2006       $ 9.762      $12.512       2,473
                                 2007       $12.512      $14.235       1,531
                                 2008       $14.235      $ 8.029       1,523
                                 2009       $ 8.029      $10.094       1,542
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.870           0
                                 2001       $ 9.870      $ 7.368           0
                                 2002       $ 7.368      $ 5.324           0
                                 2003       $ 5.324      $ 6.872       1,557
                                 2004       $ 6.872      $ 7.612       1,557
                                 2005       $ 7.612      $ 8.002       1,557
                                 2006       $ 8.002      $ 9.339         954
                                 2007       $ 9.339      $10.762         954
                                 2008       $10.762      $ 5.950           0
                                 2009       $ 5.950      $ 5.687           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.925           0
                                 2002       $ 9.925      $ 8.171       8,755
                                 2003       $ 8.171      $10.623       7,222
                                 2004       $10.623      $12.018       8,185
                                 2005       $12.018      $12.580       3,620
                                 2006       $12.580      $15.100       2,891
                                 2007       $15.100      $15.906       2,891
                                 2008       $15.906      $ 9.247         735
                                 2009       $ 9.247      $10.599         735
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.540           0
                                 2001       $ 9.540      $ 6.486           0
                                 2002       $ 6.486      $ 4.983           0
                                 2003       $ 4.983      $ 6.264       1,888
                                 2004       $ 6.264      $ 6.773       1,886
                                 2005       $ 6.773      $ 6.813       1,884
                                 2006       $ 6.813      $ 7.329       1,883
                                 2007       $ 7.329      $ 7.515         594
                                 2008       $ 7.515      $ 5.686         594
                                 2009       $ 5.686      $ 8.091         593

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277           0
                                 2001       $10.277      $10.258           0
                                 2002       $10.258      $ 9.176           0
                                 2003       $ 9.176      $10.915           0
                                 2004       $10.915      $11.922           0
                                 2005       $11.922      $12.552           0
                                 2006       $12.552      $14.111           0
                                 2007       $14.111      $14.334           0
                                 2008       $14.334      $10.400           0
                                 2009       $10.400      $12.813           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $11.011           0
                                 2002       $11.011      $11.651       3,384
                                 2003       $11.651      $12.437       8,083
                                 2004       $12.437      $12.882           0
                                 2005       $12.882      $13.102           0
                                 2006       $13.102      $13.632           0
                                 2007       $13.632      $14.220           0
                                 2008       $14.220      $12.748           0
                                 2009       $12.748      $15.381           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.007           0
                                 2001       $10.007      $10.418           0
                                 2002       $10.418      $10.856           0
                                 2003       $10.856      $10.924           0
                                 2004       $10.924      $10.906           0
                                 2005       $10.906      $10.936           0
                                 2006       $10.936      $11.226           0
                                 2007       $11.226      $11.374           0
                                 2008       $11.374      $ 9.526           0
                                 2009       $ 9.526      $ 9.918           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.264           0
                                 2002       $10.264      $10.272       2,635
                                 2003       $10.272      $10.179       2,632
                                 2004       $10.179      $10.106         848
                                 2005       $10.106      $10.226         848
                                 2006       $10.226      $10.530       1,100
                                 2007       $10.530      $10.875         505
                                 2008       $10.875      $10.967         505
                                 2009       $10.967      $10.798         505

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.232           0
                                 2002       $ 8.232      $ 6.072           0
                                 2003       $ 6.072      $ 7.641           0
                                 2004       $ 7.641      $ 8.318           0
                                 2005       $ 8.318      $ 8.568           0
                                 2006       $ 8.568      $ 9.746           0
                                 2007       $ 9.746      $10.095           0
                                 2008       $10.095      $ 6.253           0
                                 2009       $ 6.253      $ 7.776           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.071           0
                                 2001       $10.071      $ 8.466       2,056
                                 2002       $ 8.466      $ 7.509       3,712
                                 2003       $ 7.509      $ 9.331      20,526
                                 2004       $ 9.331      $10.138       5,142
                                 2005       $10.138      $10.810       5,142
                                 2006       $10.810      $12.239       2,593
                                 2007       $12.239      $13.086       2,593
                                 2008       $13.086      $ 9.792         828
                                 2009       $ 9.792      $11.540         828
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139           0
                                 2001       $10.139      $ 7.325           0
                                 2002       $ 7.325      $ 5.562       2,297
                                 2003       $ 5.562      $ 6.424       2,297
                                 2004       $ 6.424      $ 7.630       2,297
                                 2005       $ 7.630      $ 8.608       2,297
                                 2006       $ 8.608      $10.195           0
                                 2007       $10.195      $12.076           0
                                 2008       $12.076      $ 7.931           0
                                 2009       $ 7.931      $ 9.311           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 7.320           0
                                 2002       $ 7.320      $ 6.924           0
                                 2003       $ 6.924      $10.201         872
                                 2004       $10.201      $12.362         872
                                 2005       $12.362      $16.288         872
                                 2006       $16.288      $21.989         745
                                 2007       $21.989      $30.397         745
                                 2008       $30.397      $12.978           0
                                 2009       $12.978      $21.697           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 7.204           0
                                 2002       $ 7.204      $ 5.094         699
                                 2003       $ 5.094      $ 6.264         698
                                 2004       $ 6.264      $ 6.645         696
                                 2005       $ 6.645      $ 7.568         695
                                 2006       $ 7.568      $ 7.756           0
                                 2007       $ 7.756      $ 9.306           0
                                 2008       $ 9.306      $ 4.654           0
                                 2009       $ 4.654      $ 7.585           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.410           0
                                 2002       $ 8.410      $ 6.399           0
                                 2003       $ 6.399      $ 8.026       7,117
                                 2004       $ 8.026      $ 9.274           0
                                 2005       $ 9.274      $10.140         237
                                 2006       $10.140      $12.490         215
                                 2007       $12.490      $14.087           0
                                 2008       $14.087      $ 7.678           0
                                 2009       $ 7.678      $10.016           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.314           0
                                 2003       $ 7.314      $10.207           0
                                 2004       $10.207      $12.217           0
                                 2005       $12.217      $14.139           0
                                 2006       $14.139      $15.209           0
                                 2007       $15.209      $18.362           0
                                 2008       $18.362      $ 9.621           0
                                 2009       $ 9.621      $14.931           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.486           0
                                 2002       $ 9.486      $ 6.642         326
                                 2003       $ 6.642      $ 9.252      12,477
                                 2004       $ 9.252      $10.436       1,243
                                 2005       $10.436      $11.537       1,242
                                 2006       $11.537      $13.707         918
                                 2007       $13.707      $14.550         918
                                 2008       $14.550      $ 8.408           0
                                 2009       $ 8.408      $11.521           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $11.993           0
                                 2002       $11.993      $11.272           0
                                 2003       $11.272      $15.363         114
                                 2004       $15.363      $20.626         104
                                 2005       $20.626      $23.766         111

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $23.766      $32.296         102
                                 2007       $32.296      $26.360          83
                                 2008       $26.360      $16.113          88
                                 2009       $16.113      $20.358         110
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.131           0
                                 2005       $11.131      $12.173           0
                                 2006       $12.173      $12.573           0
                                 2007       $12.573      $14.552           0
                                 2008       $14.552      $ 7.615           0
                                 2009       $ 7.615      $11.722           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.054           0
                                 2003       $ 8.054      $10.385      11,512
                                 2004       $10.385      $12.037       7,659
                                 2005       $12.037      $12.367       2,229
                                 2006       $12.367      $14.156       2,251
                                 2007       $14.156      $13.648       2,072
                                 2008       $13.648      $ 8.642         579
                                 2009       $ 8.642      $10.954         534
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 5.763           0
                                 2002       $ 5.763      $ 3.635         583
                                 2003       $ 3.635      $ 4.557         581
                                 2004       $ 4.557      $ 4.801         580
                                 2005       $ 4.801      $ 5.101         579
                                 2006       $ 5.101      $ 5.164           0
                                 2007       $ 5.164      $ 5.945           0
                                 2008       $ 5.945      $ 2.985           0
                                 2009       $ 2.985      $ 4.880           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 6.326           0
                                 2002       $ 6.326      $ 4.631           0
                                 2003       $ 4.631      $ 5.905           0
                                 2004       $ 5.905      $ 6.197           0
                                 2005       $ 6.197      $ 6.639         356
                                 2006       $ 6.639      $ 6.947         908
                                 2007       $ 6.947      $ 7.659         541
                                 2008       $ 7.659      $ 4.336           0
                                 2009       $ 4.336      $ 5.167           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.158           0
                                 2001       $10.158      $ 8.320           0
                                 2002       $ 8.320      $ 5.558           0
                                 2003       $ 5.558      $ 6.843           0
                                 2006       $10.000      $10.800           0
                                 2007       $10.800      $11.491           0
                                 2008       $11.491      $ 7.903           0
                                 2009       $ 7.903      $ 9.981           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.821           0
                                 2005       $10.821      $11.462          72
                                 2006       $11.462      $12.552          73
                                 2007       $12.552      $13.534           0
                                 2008       $13.534      $ 9.522           0
                                 2009       $ 9.522      $12.205           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 6.819           0
                                 2002       $ 6.819      $ 4.701           0
                                 2003       $ 4.701      $ 6.233       1,083
                                 2004       $ 6.233      $ 7.027       1,009
                                 2005       $ 7.027      $ 7.722           0
                                 2006       $ 7.722      $ 7.507           0
                                 2007       $ 7.507      $ 8.325           0
                                 2008       $ 8.325      $ 4.703           0
                                 2009       $ 4.703      $ 6.151           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $ 9.801       1,014
                                 2002       $ 9.801      $ 7.499       1,014
                                 2003       $ 7.499      $ 9.757       1,014
                                 2004       $ 9.757      $10.682       2,097
                                 2005       $10.682      $10.998       1,014
                                 2006       $10.998      $12.665           0
                                 2007       $12.665      $13.071           0
                                 2008       $13.071      $ 7.630           0
                                 2009       $ 7.630      $ 9.039           0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.807           0
                                 2001       $ 9.807      $ 7.305           0
                                 2002       $ 7.305      $ 4.890           0
                                 2003       $ 4.890      $ 5.939           0
                                 2004       $ 5.939      $ 6.333           0
                                 2005       $ 6.333      $ 7.160           0
                                 2006       $ 7.160      $ 7.003           0
                                 2007       $ 7.003      $ 7.831           0
                                 2008       $ 7.831      $ 4.638           0
                                 2009       $ 4.638      $ 6.260           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.696           0
                                 2005       $10.696      $10.877           0
                                 2006       $10.877      $11.709           0
                                 2007       $11.709      $11.838           0
                                 2008       $11.838      $ 8.928           0
                                 2009       $ 8.928      $12.541           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.241           0
                                 2005       $11.241      $11.242           0
                                 2006       $11.242      $13.085           0
                                 2007       $13.085      $13.362           0
                                 2008       $13.362      $ 9.252           0
                                 2009       $ 9.252      $12.349           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.334          73
                                 2006       $11.334      $13.052          70
                                 2007       $13.052      $12.540           0
                                 2008       $12.540      $ 8.268           0
                                 2009       $ 8.268      $10.511           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.953           0
                                 2005       $10.953      $11.918           0
                                 2006       $11.918      $13.888           0
                                 2007       $13.888      $14.145           0
                                 2008       $14.145      $ 8.756           0
                                 2009       $ 8.756      $10.864           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.520           0
                                 2005       $11.520      $12.492           0
                                 2006       $12.492      $14.934           0
                                 2007       $14.934      $16.970           0
                                 2008       $16.970      $ 9.959           0
                                 2009       $ 9.959      $13.434           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.282       1,039
                                 2002       $ 9.282      $ 7.402       1,547
                                 2003       $ 7.402      $ 9.281       1,546
                                 2004       $ 9.281      $10.150       1,545
                                 2005       $10.150      $10.514       1,544
                                 2006       $10.514      $11.997           0
                                 2007       $11.997      $11.094           0
                                 2008       $11.094      $ 6.694           0
                                 2009       $ 6.694      $ 8.554           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316          0
                                 2001       $10.316      $ 8.217          0
                                 2002       $ 8.217      $ 6.296        451
                                 2003       $ 6.296      $ 7.965        450
                                 2004       $ 7.965      $ 9.110        449
                                 2005       $ 9.110      $10.062        448
                                 2006       $10.062      $12.650          0
                                 2007       $12.650      $13.493          0
                                 2008       $13.493      $ 7.444          0
                                 2009       $ 7.444      $ 9.132          0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.296          0
                                 2003       $ 7.296      $10.748        172
                                 2004       $10.748      $13.353        147
                                 2005       $13.353      $14.069        143
                                 2006       $14.069      $16.244        148
                                 2007       $16.244      $13.954        150
                                 2008       $13.954      $ 8.329        187
                                 2009       $ 8.329      $10.783        184
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817          0
                                 2001       $ 9.817      $ 7.100          0
                                 2002       $ 7.100      $ 4.859          0
                                 2003       $ 4.859      $ 5.975          0
                                 2004       $ 5.975      $ 6.177          0
                                 2005       $ 6.177      $ 6.427          0
                                 2006       $ 6.427      $ 6.670          0
                                 2007       $ 6.670      $ 6.927          0
                                 2008       $ 6.927      $ 4.294          0
                                 2009       $ 4.294      $ 6.927          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $14.454      $13.980     1,751,421
                                 2001       $13.980      $ 9.842     1,396,166
                                 2002       $ 9.842      $ 7.497     1,100,322
                                 2003       $ 7.497      $ 9.302       936,114
                                 2004       $ 9.302      $10.319       786,828
                                 2005       $10.319      $12.510       692,992
                                 2006       $12.510      $13.279       558,156
                                 2007       $13.279      $15.638       369,913
                                 2008       $15.638      $ 7.871       256,091
                                 2009       $ 7.871      $13.127       219,874
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $34.614      $35.877     1,488,899
                                 2001       $35.877      $33.471     1,469,841
                                 2002       $33.471      $27.009     1,236,385
                                 2003       $27.009      $33.997     1,146,502
                                 2004       $33.997      $36.292     1,026,499
                                 2005       $36.292      $37.724       774,588
                                 2006       $37.724      $41.250       552,084
                                 2007       $41.250      $42.310       391,679
                                 2008       $42.310      $26.504       320,829
                                 2009       $26.504      $32.426       279,580
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $76.581      $55.067     1,396,798
                                 2001       $55.067      $47.549     1,180,919
                                 2002       $47.549      $36.870       963,009
                                 2003       $36.870      $44.564       862,396
                                 2004       $44.564      $48.750       708,400
                                 2005       $48.750      $56.695       548,534
                                 2006       $56.695      $58.138       391,964
                                 2007       $58.138      $68.396       273,298
                                 2008       $68.396      $35.256       220,235
                                 2009       $35.256      $59.448       191,605

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $42.510      $39.785      635,143
                                 2001       $39.785      $32.201      508,808
                                 2002       $32.201      $24.923      439,161
                                 2003       $24.923      $31.651      389,513
                                 2004       $31.651      $35.120      334,106
                                 2005       $35.120      $37.572      256,371
                                 2006       $37.572      $48.153      191,573
                                 2007       $48.153      $54.780      139,659
                                 2008       $54.780      $30.892      112,440
                                 2009       $30.892      $38.835       90,105
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $12.130      $ 9.864      810,537
                                 2001       $ 9.864      $ 7.443      635,032
                                 2002       $ 7.443      $ 5.801      477,241
                                 2003       $ 5.801      $ 7.486      416,584
                                 2004       $ 7.486      $ 8.292      324,955
                                 2005       $ 8.292      $ 8.716      257,313
                                 2006       $ 8.716      $10.170      197,125
                                 2007       $10.170      $11.719      152,112
                                 2008       $11.719      $ 6.478      127,593
                                 2009       $ 6.478      $ 6.192            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $18.951      $18.188      611,375
                                 2001       $18.188      $16.781      578,485
                                 2002       $16.781      $14.449      527,173
                                 2003       $14.449      $18.782      499,186
                                 2004       $18.782      $21.246      511,112
                                 2005       $21.246      $22.237      436,822
                                 2006       $22.237      $26.690      307,136
                                 2007       $26.690      $28.112      207,958
                                 2008       $28.112      $16.341      175,964
                                 2009       $16.341      $18.728      163,394
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $23.477      $15.662      271,440
                                 2001       $15.662      $10.211      263,472
                                 2002       $10.211      $ 9.333      232,640
                                 2003       $ 9.333      $11.733      238,029
                                 2004       $11.733      $12.685      217,455
                                 2005       $12.685      $12.758      170,920
                                 2006       $12.758      $13.724      104,383
                                 2007       $13.724      $14.070       70,672
                                 2008       $14.070      $10.645       61,653
                                 2009       $10.645      $15.146       54,876

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $12.906      $12.725       228,558
                                 2001       $12.725      $12.812       316,173
                                 2002       $12.812      $11.646       279,620
                                 2003       $11.646      $13.851       294,943
                                 2004       $13.851      $15.127       252,681
                                 2005       $15.127      $15.925       181,022
                                 2006       $15.925      $17.902       139,480
                                 2007       $17.902      $18.182       103,964
                                 2008       $18.182      $13.191        83,388
                                 2009       $13.191      $16.250        79,245
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $17.804      $19.468       388,445
                                 2001       $19.468      $20.992       744,296
                                 2002       $20.992      $21.801       815,016
                                 2003       $21.801      $23.269       706,544
                                 2004       $23.269      $24.099       598,113
                                 2005       $24.099      $24.509       460,366
                                 2006       $24.509      $25.497       344,442
                                 2007       $25.497      $26.595       277,439
                                 2008       $26.595      $23.840       191,910
                                 2009       $23.840      $28.761       171,434
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.049      $10.470        68,599
                                 2001       $10.470      $10.996       186,207
                                 2002       $10.996      $11.262       615,331
                                 2003       $11.262      $11.331       677,384
                                 2004       $11.331      $11.311       549,730
                                 2005       $11.311      $11.341       457,645
                                 2006       $11.341      $11.640       332,221
                                 2007       $11.640      $11.793       294,491
                                 2008       $11.793      $ 9.877       215,876
                                 2009       $ 9.877      $10.281       215,041
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $13.166      $13.743     1,085,418
                                 2001       $13.743      $14.053     1,927,404
                                 2002       $14.053      $14.016     1,869,783
                                 2003       $14.016      $13.887     1,023,409
                                 2004       $13.887      $13.787       713,532
                                 2005       $13.787      $13.949       537,764
                                 2006       $13.949      $14.363       454,914
                                 2007       $14.363      $14.832       448,542
                                 2008       $14.832      $14.956       498,934
                                 2009       $14.956      $14.723       373,358

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $13.146      $11.727     2,621,084
                                 2001       $11.727      $10.128     2,479,435
                                 2002       $10.128      $ 7.727     2,143,724
                                 2003       $ 7.727      $ 9.724     1,923,322
                                 2004       $ 9.724      $10.584     1,699,726
                                 2005       $10.584      $10.901     1,304,095
                                 2006       $10.901      $12.399       979,066
                                 2007       $12.399      $12.840       668,100
                                 2008       $12.840      $ 7.953       530,507
                                 2009       $ 7.953      $ 9.889       495,886
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $30.459      $30.474     1,334,894
                                 2001       $30.474      $26.937     1,250,916
                                 2002       $26.937      $23.891     1,089,895
                                 2003       $23.891      $29.685       988,019
                                 2004       $29.685      $32.248       831,106
                                 2005       $32.248      $34.382       620,128
                                 2006       $34.382      $38.922       466,433
                                 2007       $38.922      $41.612       338,512
                                 2008       $41.612      $31.133       277,545
                                 2009       $31.133      $36.690       243,950
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $32.155      $32.612       558,866
                                 2001       $32.612      $23.831       503,281
                                 2002       $23.831      $18.091       375,148
                                 2003       $18.091      $20.894       325,600
                                 2004       $20.894      $24.813       298,991
                                 2005       $24.813      $27.994       246,774
                                 2006       $27.994      $33.151       191,485
                                 2007       $33.151      $39.261       140,655
                                 2008       $39.261      $25.784       118,365
                                 2009       $25.784      $30.265       102,064
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $13.584      $ 8.169       449,505
                                 2001       $ 8.169      $ 7.518       318,648
                                 2002       $ 7.518      $ 6.740       299,268
                                 2003       $ 6.740      $ 9.930       287,030
                                 2004       $ 9.930      $10.859       195,077
                                 2005       $12.032      $15.852       266,461
                                 2006       $15.852      $21.398       229,253
                                 2007       $21.398      $29.577       165,388
                                 2008       $29.577      $12.627       125,288
                                 2009       $12.627      $21.107       117,646

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $13.842      $12.024      915,909
                                 2001       $12.024      $10.045      789,440
                                 2002       $10.045      $ 7.132      671,758
                                 2003       $ 7.132      $ 8.769      622,830
                                 2004       $ 8.769      $ 9.302      541,735
                                 2005       $ 9.302      $10.594      418,498
                                 2006       $10.594      $10.855      316,705
                                 2007       $10.855      $13.023      244,103
                                 2008       $13.023      $ 6.513      206,714
                                 2009       $ 6.513      $10.612      166,356
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $12.040      $10.378      359,209
                                 2001       $10.378      $ 8.243      352,646
                                 2002       $ 8.243      $ 6.749      307,511
                                 2003       $ 6.749      $ 8.464      294,087
                                 2004       $ 8.464      $ 9.779      323,407
                                 2005       $ 9.779      $10.690      279,738
                                 2006       $10.690      $13.167      224,033
                                 2007       $13.167      $14.849      170,861
                                 2008       $14.849      $ 8.092      157,355
                                 2009       $ 8.092      $10.556      135,158
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.314       23,737
                                 2003       $ 7.314      $10.205      143,566
                                 2004       $10.205      $12.214      163,930
                                 2005       $12.214      $14.134      135,132
                                 2006       $14.134      $15.201      129,398
                                 2007       $15.201      $18.351      100,264
                                 2008       $18.351      $ 9.615       86,308
                                 2009       $ 9.615      $14.919       78,926
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.226       67,804
                                 2001       $10.226      $ 9.747      439,613
                                 2002       $ 9.747      $ 6.905      525,390
                                 2003       $ 6.905      $ 9.617      576,286
                                 2004       $ 9.617      $10.847      667,647
                                 2005       $10.847      $11.990      541,289
                                 2006       $11.990      $14.244      481,937
                                 2007       $14.244      $15.118      327,039
                                 2008       $15.118      $ 8.736      243,322
                                 2009       $ 8.736      $11.969      212,551
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $ 8.774      $11.165      165,007
                                 2001       $11.165      $12.069      258,530
                                 2002       $12.069      $11.704      241,081
                                 2003       $11.704      $15.950      241,022
                                 2004       $15.950      $21.413      228,234
                                 2005       $21.413      $24.670      193,931

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $24.670      $33.520       132,182
                                 2007       $33.520      $27.357        80,278
                                 2008       $27.357      $16.721        62,592
                                 2009       $16.721      $21.123        51,313
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.130        20,987
                                 2005       $11.130      $12.173        20,104
                                 2006       $12.173      $12.571        24,913
                                 2007       $12.571      $14.549        25,323
                                 2008       $14.549      $ 7.613        21,176
                                 2009       $ 7.613      $11.717        16,149
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.053       167,424
                                 2003       $ 8.053      $10.383       432,096
                                 2004       $10.383      $12.034       867,838
                                 2005       $12.034      $12.362       991,168
                                 2006       $12.362      $14.149       798,244
                                 2007       $14.149      $13.640       561,599
                                 2008       $13.640      $ 8.636       452,274
                                 2009       $ 8.636      $10.946       385,799
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $24.088      $21.302     2,158,492
                                 2001       $21.302      $14.362     1,771,972
                                 2002       $14.362      $ 9.543     1,377,228
                                 2003       $ 9.543      $11.961     1,216,620
                                 2004       $11.961      $12.601       992,268
                                 2005       $12.601      $13.386       755,142
                                 2006       $13.386      $13.552       526,881
                                 2007       $13.552      $15.599       385,270
                                 2008       $15.599      $ 7.832       320,077
                                 2009       $ 7.832      $12.801       287,580
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.311       252,723
                                 2001       $ 8.311      $ 6.275       284,246
                                 2002       $ 6.275      $ 4.672       271,424
                                 2003       $ 4.672      $ 5.955       271,052
                                 2004       $ 5.955      $ 6.250       236,279
                                 2005       $ 6.250      $ 6.695       197,593
                                 2006       $ 6.695      $ 7.005       205,733
                                 2007       $ 7.005      $ 7.722       152,398
                                 2008       $ 7.722      $ 4.371       112,922
                                 2009       $ 4.371      $ 5.208        97,591
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.799        78,487
                                 2007       $10.799      $11.489        55,426
                                 2008       $11.489      $ 7.901        46,332
                                 2009       $ 7.901      $ 9.977        43,323

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.821       47,583
                                 2005       $10.821      $11.461       96,570
                                 2006       $11.461      $12.549       92,001
                                 2007       $12.549      $13.530       66,741
                                 2008       $13.530      $ 9.518       51,006
                                 2009       $ 9.518      $12.198       46,022
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.132      145,135
                                 2001       $ 8.132      $ 6.110      131,345
                                 2002       $ 6.110      $ 4.314      168,550
                                 2003       $ 4.314      $ 5.719      198,533
                                 2004       $ 5.719      $ 6.447      291,146
                                 2005       $ 6.447      $ 7.084      261,849
                                 2006       $ 7.084      $ 6.886      168,370
                                 2007       $ 6.886      $ 7.635      130,882
                                 2008       $ 7.635      $ 4.313       98,306
                                 2009       $ 4.313      $ 5.641       75,351
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.747      282,835
                                 2001       $10.747      $10.592      876,470
                                 2002       $10.592      $ 8.104      874,921
                                 2003       $ 8.104      $10.543      953,732
                                 2004       $10.543      $11.541      954,974
                                 2005       $11.541      $11.882      713,596
                                 2006       $11.882      $13.681      505,215
                                 2007       $13.681      $14.119      326,168
                                 2008       $14.119      $ 8.241      245,356
                                 2009       $ 8.241      $ 9.761      223,542
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.850      505,325
                                 2001       $ 7.850      $ 6.380      463,774
                                 2002       $ 6.380      $ 4.340      386,342
                                 2003       $ 4.340      $ 5.273      290,112
                                 2004       $ 5.273      $ 5.623      229,089
                                 2005       $ 5.623      $ 6.356      197,617
                                 2006       $ 6.356      $ 6.216      228,467
                                 2007       $ 6.216      $ 6.950      139,639
                                 2008       $ 6.950      $ 4.116      107,575
                                 2009       $ 4.116      $ 5.555       99,920

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.695       11,017
                                 2005       $10.695      $10.876       19,067
                                 2006       $10.876      $11.707       26,301
                                 2007       $11.707      $11.835       15,019
                                 2008       $11.835      $ 8.925       15,701
                                 2009       $ 8.925      $12.535       15,592
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.240      134,298
                                 2005       $11.240      $11.240      283,686
                                 2006       $11.240      $13.082      250,351
                                 2007       $13.082      $13.358      201,496
                                 2008       $13.358      $ 9.248      177,967
                                 2009       $ 9.248      $12.342      163,528
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.333            0
                                 2006       $11.333      $13.049       95,424
                                 2007       $13.049      $12.537       58,784
                                 2008       $12.537      $ 8.265       53,530
                                 2009       $ 8.265      $10.506       46,025
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.952       56,369
                                 2005       $10.952      $11.917      173,535
                                 2006       $11.917      $13.885      273,442
                                 2007       $13.885      $14.141      191,828
                                 2008       $14.141      $ 8.753      160,979
                                 2009       $ 8.753      $10.859      130,152
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.519       48,500
                                 2005       $11.519      $12.491      150,618
                                 2006       $12.491      $14.931      192,836
                                 2007       $14.931      $16.965      150,627
                                 2008       $16.965      $ 9.955      119,215
                                 2009       $ 9.955      $13.428      105,268
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.783      $ 9.934       86,919
                                 2001       $ 9.934      $ 9.034      148,690
                                 2002       $ 9.034      $ 7.920      180,981
                                 2003       $ 7.920      $ 9.930      211,577
                                 2004       $ 9.930      $10.859      195,077
                                 2005       $10.859      $11.247      146,737
                                 2006       $11.247      $12.832      116,393
                                 2007       $12.832      $11.866       50,373
                                 2008       $11.866      $ 7.159       40,999
                                 2009       $ 7.159      $ 9.147       38,116

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.069      430,045
                                 2001       $ 9.069      $ 7.085      555,094
                                 2002       $ 7.085      $ 5.741      563,131
                                 2003       $ 5.741      $ 7.263      532,300
                                 2004       $ 7.263      $ 8.306      482,357
                                 2005       $ 8.306      $ 9.173      395,391
                                 2006       $ 9.173      $11.531      384,374
                                 2007       $11.531      $12.298      307,367
                                 2008       $12.298      $ 6.784      207,734
                                 2009       $ 6.784      $ 8.321      173,432
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.296       88,462
                                 2003       $ 7.296      $10.746       92,387
                                 2004       $10.746      $13.349       62,877
                                 2005       $13.349      $14.063       41,540
                                 2006       $14.063      $16.236       25,716
                                 2007       $16.236      $13.946       13,426
                                 2008       $13.946      $ 8.323       10,024
                                 2009       $ 8.323      $10.775        9,771
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.112      361,221
                                 2001       $ 8.112      $ 6.195      386,861
                                 2002       $ 6.195      $ 4.479      361,566
                                 2003       $ 4.479      $ 5.507      334,698
                                 2004       $ 5.507      $ 5.693      293,046
                                 2005       $ 5.693      $ 5.922      212,282
                                 2006       $ 5.922      $ 6.146      135,468
                                 2007       $ 6.146      $ 6.382       75,994
                                 2008       $ 6.382      $ 3.955       65,674
                                 2009       $ 3.955      $ 6.380       62,414



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE
                             DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.51



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.130            0
                                 2001       $10.130      $ 7.125        6,584
                                 2002       $ 7.125      $ 5.430            0
                                 2003       $ 5.430      $ 6.736            0
                                 2004       $ 6.736      $ 7.471            0
                                 2005       $ 7.471      $ 9.056            0
                                 2006       $ 9.056      $ 9.610            0
                                 2007       $ 9.610      $11.315            0
                                 2008       $11.315      $ 5.694            0
                                 2009       $ 5.694      $ 9.495            0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495       18,159
                                 2001       $10.495      $ 9.790       36,377
                                 2002       $ 9.790      $ 7.898       71,083
                                 2003       $ 7.898      $ 9.939       75,289
                                 2004       $ 9.939      $10.608       74,505
                                 2005       $10.608      $11.025       90,045
                                 2006       $11.025      $12.126       75,621
                                 2007       $12.126      $12.443       70,238
                                 2008       $12.443      $ 7.741       64,292
                                 2009       $ 7.741      $ 9.469       63,471
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128       31,703
                                 2001       $10.128      $ 7.288       49,917
                                 2002       $ 7.288      $ 5.650       70,133
                                 2003       $ 5.650      $ 6.828       95,253
                                 2004       $ 6.828      $ 7.467       83,819
                                 2005       $ 7.467      $ 8.683      101,797
                                 2006       $ 8.683      $ 8.956       99,627
                                 2007       $ 8.956      $10.541       96,697
                                 2008       $10.541      $ 5.396       85,662
                                 2009       $ 5.396      $ 9.097       84,283

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401      23,608
                                 2001       $10.401      $ 8.417      13,473
                                 2002       $ 8.417      $ 6.513      12,220
                                 2003       $ 6.513      $ 8.270      17,274
                                 2004       $ 8.270      $ 9.174      16,765
                                 2005       $ 9.174      $ 9.813      40,083
                                 2006       $ 9.813      $12.650      37,659
                                 2007       $12.650      $14.398      36,497
                                 2008       $14.398      $ 8.063      35,963
                                 2009       $ 8.063      $10.135      31,747
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 8.031           0
                                 2002       $ 8.031      $ 5.801           0
                                 2003       $ 5.801      $ 7.485           0
                                 2004       $ 7.485      $ 8.289           0
                                 2005       $ 8.289      $ 8.711           0
                                 2006       $ 8.711      $10.163           0
                                 2007       $10.163      $11.709           0
                                 2008       $11.709      $ 6.471           0
                                 2009       $ 6.471      $ 6.185           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319      11,559
                                 2001       $10.319      $ 9.519      16,653
                                 2002       $ 9.519      $ 8.194      18,274
                                 2003       $ 8.194      $10.650      17,321
                                 2004       $10.650      $12.045      17,415
                                 2005       $12.045      $12.604      15,073
                                 2006       $12.604      $15.125      13,690
                                 2007       $15.125      $15.927      12,919
                                 2008       $15.927      $ 9.257      12,306
                                 2009       $ 9.257      $10.606      12,050
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542       5,110
                                 2001       $ 9.542      $ 6.220       3,793
                                 2002       $ 6.220      $ 5.684       1,640
                                 2003       $ 5.684      $ 7.144       1,635
                                 2004       $ 7.144      $ 7.722       1,631
                                 2005       $ 7.722      $ 7.765       1,626
                                 2006       $ 7.765      $ 8.352       2,467
                                 2007       $ 8.352      $ 8.560       2,232
                                 2008       $ 8.560      $ 6.475       1,614
                                 2009       $ 6.475      $ 9.211       1,510

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.593           0
                                 2001       $ 9.593      $10.345       1,634
                                 2002       $10.345      $ 9.402       1,634
                                 2003       $ 9.402      $11.180       1,634
                                 2004       $11.180      $12.208       1,634
                                 2005       $12.208      $12.849           0
                                 2006       $12.849      $14.441           0
                                 2007       $14.441      $14.665           0
                                 2008       $14.665      $10.637           0
                                 2009       $10.637      $13.101           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.800       1,594
                                 2002       $10.800      $11.214       2,479
                                 2003       $11.214      $11.967       7,530
                                 2004       $11.967      $12.391       4,023
                                 2005       $12.391      $12.600       2,087
                                 2006       $12.600      $13.105       2,851
                                 2007       $13.105      $13.666       2,486
                                 2008       $13.666      $12.248       1,223
                                 2009       $12.248      $14.774       1,233
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.330           0
                                 2002       $10.330      $10.760          66
                                 2003       $10.760      $10.824         579
                                 2004       $10.824      $10.803         636
                                 2005       $10.803      $10.829         702
                                 2006       $10.829      $11.113       5,707
                                 2007       $11.113      $11.257       3,703
                                 2008       $11.257      $ 9.425          77
                                 2009       $ 9.425      $ 9.809          97
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.241           0
                                 2002       $10.241      $10.212       7,378
                                 2003       $10.212      $10.116      14,580
                                 2004       $10.116      $10.041      16,991
                                 2005       $10.041      $10.157      10,780
                                 2006       $10.157      $10.456      10,855
                                 2007       $10.456      $10.796       9,644
                                 2008       $10.796      $10.883      18,207
                                 2009       $10.883      $10.712       6,580

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.979           0
                                 2001       $ 9.979      $ 8.617         793
                                 2002       $ 8.617      $ 6.573       4,489
                                 2003       $ 6.573      $ 8.269      17,514
                                 2004       $ 8.269      $ 8.999      11,128
                                 2005       $ 8.999      $ 9.267       4,486
                                 2006       $ 9.267      $10.538       7,205
                                 2007       $10.538      $10.911       4,484
                                 2008       $10.911      $ 6.757       4,483
                                 2009       $ 6.757      $ 8.400       4,482
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.072      20,031
                                 2001       $10.072      $ 8.901      13,653
                                 2002       $ 8.901      $ 7.893      22,795
                                 2003       $ 7.893      $ 9.805      53,168
                                 2004       $ 9.805      $10.650      52,874
                                 2005       $10.650      $11.352      47,255
                                 2006       $11.352      $12.849      46,736
                                 2007       $12.849      $13.734      37,079
                                 2008       $13.734      $10.273      24,521
                                 2009       $10.273      $12.105      23,460
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.140           0
                                 2001       $10.140      $ 7.408      34,512
                                 2002       $ 7.408      $ 5.623      31,969
                                 2003       $ 5.623      $ 6.493      41,789
                                 2004       $ 6.493      $ 7.709      42,181
                                 2005       $ 7.709      $ 8.695      41,322
                                 2006       $ 8.695      $10.295      29,667
                                 2007       $10.295      $12.190      24,220
                                 2008       $12.190      $ 8.004      23,134
                                 2009       $ 8.004      $ 9.393      22,963
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.326           0
                                 2002       $ 8.326      $ 7.867       1,079
                                 2003       $ 7.867      $11.587       1,538
                                 2004       $11.587      $14.037       1,537
                                 2005       $14.037      $18.491       1,079
                                 2006       $18.491      $24.955       1,080
                                 2007       $24.955      $34.487       1,080
                                 2008       $34.487      $14.719       1,080
                                 2009       $14.719      $24.601       1,080

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.210       2,081
                                 2002       $ 8.210      $ 5.827       2,079
                                 2003       $ 5.827      $ 7.164       2,075
                                 2004       $ 7.164      $ 7.597       2,073
                                 2005       $ 7.597      $ 8.651       2,071
                                 2006       $ 8.651      $ 8.863       2,069
                                 2007       $ 8.863      $10.631       2,067
                                 2008       $10.631      $ 5.315       2,067
                                 2009       $ 5.315      $ 8.659       2,721
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.099       2,017
                                 2002       $ 8.099      $ 6.630         268
                                 2003       $ 6.630      $ 8.313         263
                                 2004       $ 8.313      $ 9.602         244
                                 2005       $ 9.602      $10.495       4,447
                                 2006       $10.495      $12.924       7,708
                                 2007       $12.924      $14.572       7,102
                                 2008       $14.572      $ 7.940       6,085
                                 2009       $ 7.940      $10.355       1,857
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.313       2,108
                                 2003       $ 7.313      $10.202       3,788
                                 2004       $10.202      $12.207       3,718
                                 2005       $12.207      $14.123       3,520
                                 2006       $14.123      $15.187       3,528
                                 2007       $15.187      $18.331       3,397
                                 2008       $18.331      $ 9.602       3,397
                                 2009       $ 9.602      $14.896       2,108
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.834       4,883
                                 2002       $ 9.834      $ 6.965       5,129
                                 2003       $ 6.965      $ 9.699       5,253
                                 2004       $ 9.699      $10.937       5,247
                                 2005       $10.937      $12.088         346
                                 2006       $12.088      $14.357       2,261
                                 2007       $14.357      $15.235       2,123
                                 2008       $15.235      $ 8.802       2,156
                                 2009       $ 8.802      $12.057       2,142
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $11.182           0
                                 2002       $11.182      $10.506         749
                                 2003       $10.506      $14.314         947
                                 2004       $14.314      $19.212         170
                                 2005       $19.212      $22.130         161

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $22.130      $30.064         302
                                 2007       $30.064      $24.531         169
                                 2008       $24.531      $14.991         169
                                 2009       $14.991      $18.934         314
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.128           0
                                 2005       $11.128      $12.167         164
                                 2006       $12.167      $12.563         152
                                 2007       $12.563      $14.536         121
                                 2008       $14.536      $ 7.605           0
                                 2009       $ 7.605      $11.702           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.052         214
                                 2003       $ 8.052      $10.380       4,034
                                 2004       $10.380      $12.028      10,094
                                 2005       $12.028      $12.353      14,986
                                 2006       $12.353      $14.136      18,855
                                 2007       $14.136      $13.625      15,965
                                 2008       $13.625      $ 8.624      11,473
                                 2009       $ 8.624      $10.929       5,898
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 6.632         616
                                 2002       $ 6.632      $ 4.406       1,150
                                 2003       $ 4.406      $ 5.521       3,077
                                 2004       $ 5.521      $ 5.815       3,435
                                 2005       $ 5.815      $ 6.176       2,519
                                 2006       $ 6.176      $ 6.251       1,865
                                 2007       $ 6.251      $ 7.194       1,756
                                 2008       $ 7.194      $ 3.611       1,617
                                 2009       $ 3.611      $ 5.901       1,457
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.896           0
                                 2001       $ 9.896      $ 7.464       5,678
                                 2002       $ 7.464      $ 5.560           0
                                 2003       $ 5.560      $ 7.087           0
                                 2004       $ 7.087      $ 7.435           0
                                 2005       $ 7.435      $ 7.964           0
                                 2006       $ 7.964      $ 8.330       1,625
                                 2007       $ 8.330      $ 9.181       1,300
                                 2008       $ 9.181      $ 5.195         303
                                 2009       $ 5.195      $ 6.190         301

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159           0
                                 2001       $10.159      $ 8.740         954
                                 2002       $ 8.740      $ 5.998         954
                                 2003       $ 5.998      $ 7.382         954
                                 2006       $10.000      $10.798         306
                                 2007       $10.798      $11.485         306
                                 2008       $11.485      $ 7.897           0
                                 2009       $ 7.897      $ 9.970           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.819           0
                                 2005       $10.819      $11.457           0
                                 2006       $11.457      $12.542         816
                                 2007       $12.542      $13.519         816
                                 2008       $13.519      $ 9.509         816
                                 2009       $ 9.509      $12.184         816
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.928           0
                                 2001       $ 9.928      $ 7.639           0
                                 2002       $ 7.639      $ 5.264           0
                                 2003       $ 5.264      $ 6.978       1,517
                                 2004       $ 6.978      $ 7.864       4,938
                                 2005       $ 7.864      $ 8.640      13,238
                                 2006       $ 8.640      $ 8.396       9,818
                                 2007       $ 8.396      $ 9.308       9,818
                                 2008       $ 9.308      $ 5.257       9,817
                                 2009       $ 5.257      $ 6.874       1,516
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.208       2,843
                                 2002       $10.208      $ 7.808       5,213
                                 2003       $ 7.808      $10.157      10,026
                                 2004       $10.157      $11.116      12,137
                                 2005       $11.116      $11.442      27,779
                                 2006       $11.442      $13.172      20,831
                                 2007       $13.172      $13.590      20,530
                                 2008       $13.590      $ 7.931      18,409
                                 2009       $ 7.931      $ 9.392      18,409
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.808           0
                                 2001       $ 9.808      $ 7.971       1,017
                                 2002       $ 7.971      $ 5.424       1,545
                                 2003       $ 5.424      $ 6.585       1,542
                                 2004       $ 6.585      $ 7.021       1,540
                                 2005       $ 7.021      $ 7.935       1,538
                                 2006       $ 7.935      $ 7.758       1,537
                                 2007       $ 7.758      $ 8.673       1,535
                                 2008       $ 8.673      $ 5.136       1,533
                                 2009       $ 5.136      $ 6.929       1,531

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.694           0
                                 2005       $10.694      $10.871           0
                                 2006       $10.871      $11.700           0
                                 2007       $11.700      $11.825           0
                                 2008       $11.825      $ 8.916           0
                                 2009       $ 8.916      $12.519         226
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.239       1,255
                                 2005       $11.239      $11.236       2,854
                                 2006       $11.236      $13.074       8,466
                                 2007       $13.075      $13.348       6,572
                                 2008       $13.348      $ 9.239       1,883
                                 2009       $ 9.239      $12.328       1,883
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.332           0
                                 2006       $11.332      $13.045         615
                                 2007       $13.045      $12.530         615
                                 2008       $12.530      $ 8.259         615
                                 2009       $ 8.259      $10.496         615
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.950           0
                                 2005       $10.950      $11.912           0
                                 2006       $11.912      $13.877       3,922
                                 2007       $13.877      $14.129       1,885
                                 2008       $14.129      $ 8.744       1,885
                                 2009       $ 8.744      $10.846       1,885
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.518           0
                                 2005       $11.518      $12.486       3,642
                                 2006       $12.486      $14.922       3,616
                                 2007       $14.922      $16.952       3,595
                                 2008       $16.952      $ 9.945       3,486
                                 2009       $ 9.945      $13.412           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.856           0
                                 2002       $ 9.856      $ 7.508           0
                                 2003       $ 7.508      $ 9.411       1,663
                                 2004       $ 9.411      $10.290       1,588
                                 2005       $10.290      $10.655           0
                                 2006       $10.655      $12.154           0
                                 2007       $12.154      $11.236           0
                                 2008       $11.236      $ 6.778           0
                                 2009       $ 6.778      $ 8.658           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.058       2,709
                                 2002       $ 8.058      $ 6.528       2,709
                                 2003       $ 6.528      $ 8.257       3,068
                                 2004       $ 8.257      $ 9.441       2,858
                                 2005       $ 9.441      $10.424       3,105
                                 2006       $10.424      $13.101       3,884
                                 2007       $13.101      $13.969       3,569
                                 2008       $13.969      $ 7.704       2,759
                                 2009       $ 7.704      $ 9.449       2,759
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.295       2,094
                                 2003       $ 7.295      $10.743       2,230
                                 2004       $10.743      $13.342       2,220
                                 2005       $13.342      $14.053       2,216
                                 2006       $14.053      $16.221       2,216
                                 2007       $16.221      $13.930       2,094
                                 2008       $13.930      $ 8.312       2,094
                                 2009       $ 8.312      $10.758       2,094
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817           0
                                 2001       $ 9.817      $ 7.556         858
                                 2002       $ 7.556      $ 5.463         858
                                 2003       $ 5.463      $ 6.714         858
                                 2004       $ 6.714      $ 6.940         858
                                 2005       $ 6.940      $ 7.218      13,689
                                 2006       $ 7.218      $ 7.489      12,740
                                 2007       $ 7.489      $ 7.775      12,736
                                 2008       $ 7.775      $ 4.818      12,736
                                 2009       $ 4.818      $ 7.770      12,736



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.210           0
                                 2001       $ 9.210      $ 6.480       1,833
                                 2002       $ 6.480      $ 4.933         650
                                 2003       $ 4.933      $ 6.117       7,209
                                 2004       $ 6.117      $ 6.782       6,437
                                 2005       $ 6.782      $ 8.217      10,057
                                 2006       $ 8.217      $ 8.717       3,317
                                 2007       $ 8.717      $10.259       2,973
                                 2008       $10.259      $ 5.161       2,249
                                 2009       $ 5.161      $ 8.602       2,248
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.423           0
                                 2001       $10.423      $ 9.718      24,417
                                 2002       $ 9.718      $ 7.837      25,783
                                 2003       $ 7.837      $ 9.859      27,423
                                 2004       $ 9.859      $10.518      23,818
                                 2005       $10.518      $10.927      11,535
                                 2006       $10.927      $11.941       7,097
                                 2007       $11.941      $12.240       4,055
                                 2008       $12.240      $ 7.663       2,484
                                 2009       $ 7.663      $ 9.370       2,482
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.271           0
                                 2001       $ 9.271      $ 6.669      23,789
                                 2002       $ 6.669      $ 5.168      34,036
                                 2003       $ 5.168      $ 6.242      47,044
                                 2004       $ 6.242      $ 6.825      39,820
                                 2005       $ 6.825      $ 7.932      27,448
                                 2006       $ 7.932      $ 8.129      16,409
                                 2007       $ 8.129      $ 9.558      14,220
                                 2008       $ 9.558      $ 4.924       9,206
                                 2009       $ 4.924      $ 8.297       9,196

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.330           0
                                 2001       $10.330      $ 8.356      11,431
                                 2002       $ 8.356      $ 6.464      16,926
                                 2003       $ 6.464      $ 8.204      13,718
                                 2004       $ 8.204      $ 9.097      13,149
                                 2005       $ 9.097      $ 9.726      10,014
                                 2006       $ 9.726      $12.458       7,450
                                 2007       $12.458      $14.164       7,370
                                 2008       $14.164      $ 7.983       5,928
                                 2009       $ 7.983      $10.029       5,921
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.051           0
                                 2001       $ 9.051      $ 6.826           0
                                 2002       $ 6.826      $ 5.316           0
                                 2003       $ 5.316      $ 6.857           0
                                 2004       $ 6.857      $ 7.590           0
                                 2005       $ 7.590      $ 7.974           0
                                 2006       $ 7.974      $ 9.299           0
                                 2007       $ 9.299      $10.708           0
                                 2008       $10.708      $ 5.916           0
                                 2009       $ 5.916      $ 5.653           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.283           0
                                 2001       $10.283      $ 9.482       1,963
                                 2002       $ 9.482      $ 8.159       3,173
                                 2003       $ 8.159      $10.600       4,465
                                 2004       $10.600      $11.983       3,981
                                 2005       $11.983      $12.535       1,369
                                 2006       $12.535      $15.036       1,138
                                 2007       $15.036      $15.827       1,036
                                 2008       $15.827      $ 9.195           0
                                 2009       $ 9.195      $10.531           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.358           0
                                 2001       $ 8.358      $ 5.446      12,725
                                 2002       $ 5.446      $ 4.975      13,026
                                 2003       $ 4.975      $ 6.251      13,666
                                 2004       $ 6.251      $ 6.753      13,010
                                 2005       $ 6.753      $ 6.788       1,039
                                 2006       $ 6.788      $ 7.298         651
                                 2007       $ 7.298      $ 7.477         247
                                 2008       $ 7.477      $ 5.654         256
                                 2009       $ 5.654      $ 8.040           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.024           0
                                 2001       $10.024      $10.253           0
                                 2002       $10.253      $ 9.163         175
                                 2003       $ 9.163      $10.891         376
                                 2004       $10.891      $11.887         375
                                 2005       $11.887      $12.507         375
                                 2006       $12.507      $14.051         375
                                 2007       $14.051      $14.263         375
                                 2008       $14.263      $10.341         375
                                 2009       $10.341      $12.731         374
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $11.209       2,626
                                 2002       $11.209      $11.633       4,355
                                 2003       $11.633      $12.409       6,819
                                 2004       $12.409      $12.844       5,892
                                 2005       $12.844      $13.055       5,365
                                 2006       $13.055      $13.573       5,375
                                 2007       $13.573      $14.149       5,328
                                 2008       $14.149      $12.676       5,273
                                 2009       $12.676      $15.283       5,000
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.090           0
                                 2001       $10.090      $10.591       1,106
                                 2002       $10.591      $10.840       2,815
                                 2003       $10.840      $10.900       2,843
                                 2004       $10.900      $10.874       2,901
                                 2005       $10.874      $10.896       2,950
                                 2006       $10.896      $11.177       3,005
                                 2007       $11.177      $11.317       2,848
                                 2008       $11.317      $ 9.472       1,118
                                 2009       $ 9.472      $ 9.854           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.069           0
                                 2001       $10.069      $10.290       8,224
                                 2002       $10.290      $10.257      17,127
                                 2003       $10.257      $10.156       7,756
                                 2004       $10.156      $10.077       7,785
                                 2005       $10.077      $10.189         729
                                 2006       $10.189      $10.485         755
                                 2007       $10.485      $10.821         719
                                 2008       $10.821      $10.905       2,980
                                 2009       $10.905      $10.729          79

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.212           0
                                 2001       $ 9.212      $ 7.951       3,772
                                 2002       $ 7.951      $ 6.063       3,969
                                 2003       $ 6.063      $ 7.625       4,645
                                 2004       $ 7.625      $ 8.294       7,558
                                 2005       $ 8.294      $ 8.537       3,088
                                 2006       $ 8.537      $ 9.705       2,698
                                 2007       $ 9.705      $10.044       2,695
                                 2008       $10.044      $ 6.218       2,692
                                 2009       $ 6.218      $ 7.726       2,687
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.576           0
                                 2001       $ 9.576      $ 8.459      31,531
                                 2002       $ 8.459      $ 7.498      33,650
                                 2003       $ 7.498      $ 9.311      33,598
                                 2004       $ 9.311      $10.109      32,956
                                 2005       $10.109      $10.771      20,005
                                 2006       $10.771      $12.186      18,847
                                 2007       $12.186      $13.020      10,016
                                 2008       $13.020      $ 9.736       9,253
                                 2009       $ 9.736      $11.467       9,246
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.022           0
                                 2001       $10.022      $ 7.319      11,476
                                 2002       $ 7.319      $ 5.553       8,429
                                 2003       $ 5.553      $ 6.410       8,593
                                 2004       $ 6.410      $ 7.608       8,357
                                 2005       $ 7.608      $ 8.577       8,227
                                 2006       $ 8.577      $10.152       6,045
                                 2007       $10.152      $12.015           0
                                 2008       $12.015      $ 7.886           0
                                 2009       $ 7.886      $ 9.251           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.387           0
                                 2001       $ 8.387      $ 7.315           0
                                 2002       $ 7.315      $ 6.913         292
                                 2003       $ 6.913      $10.178       1,366
                                 2004       $10.178      $12.326         641
                                 2005       $12.326      $16.230         640
                                 2006       $16.230      $21.895         639
                                 2007       $21.895      $30.246         638
                                 2008       $30.246      $12.904           0
                                 2009       $12.904      $21.558           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.585           0
                                 2001       $ 8.585      $ 7.168         596
                                 2002       $ 7.168      $ 5.086         955
                                 2003       $ 5.086      $ 6.250       1,405
                                 2004       $ 6.250      $ 6.625         645
                                 2005       $ 6.625      $ 7.541         637
                                 2006       $ 7.541      $ 7.723         172
                                 2007       $ 7.723      $ 9.259           0
                                 2008       $ 9.259      $ 4.628           0
                                 2009       $ 4.628      $ 7.536           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 8.405           0
                                 2002       $ 8.405      $ 6.390           0
                                 2003       $ 6.390      $ 8.009           0
                                 2004       $ 8.009      $ 9.247           0
                                 2005       $ 9.247      $10.103           0
                                 2006       $10.103      $12.436           0
                                 2007       $12.436      $14.017           0
                                 2008       $14.017      $ 7.634           0
                                 2009       $ 7.634      $ 9.952           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.311           0
                                 2003       $ 7.311      $10.195       3,751
                                 2004       $10.195      $12.194       3,731
                                 2005       $12.194      $14.103         120
                                 2006       $14.103      $15.159          98
                                 2007       $15.159      $18.289          79
                                 2008       $18.289      $ 9.576          53
                                 2009       $ 9.576      $14.851          20
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.834           0
                                 2001       $ 9.834      $ 9.368         334
                                 2002       $ 9.368      $ 6.632       4,187
                                 2003       $ 6.632      $ 9.231      10,642
                                 2004       $ 9.231      $10.405       9,776
                                 2005       $10.405      $11.496       2,466
                                 2006       $11.496      $13.649       2,445
                                 2007       $13.649      $14.477       1,999
                                 2008       $14.477      $ 8.360         759
                                 2009       $ 8.360      $11.448         587
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.749           0
                                 2001       $10.749      $11.987           0
                                 2002       $11.987      $11.255          71
                                 2003       $11.255      $15.329         108
                                 2004       $15.329      $20.567         197
                                 2005       $20.567      $23.681         195

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $23.681      $32.157         100
                                 2007       $32.157      $26.229          92
                                 2008       $26.229      $16.022          91
                                 2009       $16.022      $20.228          90
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.125           0
                                 2005       $11.125      $12.159           0
                                 2006       $12.159      $12.549           0
                                 2007       $12.549      $14.515           0
                                 2008       $14.515      $ 7.590           0
                                 2009       $ 7.590      $11.675           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.050         130
                                 2003       $ 8.050      $10.373       2,942
                                 2004       $10.373      $12.015       8,123
                                 2005       $12.015      $12.335      11,003
                                 2006       $12.335      $14.109       6,423
                                 2007       $14.109      $13.594       6,475
                                 2008       $13.594      $ 8.601       5,117
                                 2009       $ 8.601      $10.896       5,109
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.112           0
                                 2001       $ 8.112      $ 5.466         946
                                 2002       $ 5.466      $ 3.630       3,710
                                 2003       $ 3.630      $ 4.547       4,155
                                 2004       $ 4.547      $ 4.787       3,682
                                 2005       $ 4.787      $ 5.082       1,979
                                 2006       $ 5.082      $ 5.142       1,999
                                 2007       $ 5.142      $ 5.916       1,822
                                 2008       $ 5.916      $ 2.968         357
                                 2009       $ 2.968      $ 4.849           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.237           0
                                 2001       $ 8.237      $ 6.215         184
                                 2002       $ 6.215      $ 4.625         220
                                 2003       $ 4.625      $ 5.892       6,481
                                 2004       $ 5.892      $ 6.179       6,448
                                 2005       $ 6.179      $ 6.616       2,363
                                 2006       $ 6.616      $ 6.918       2,368
                                 2007       $ 6.918      $ 7.621       2,300
                                 2008       $ 7.621      $ 4.311       2,361
                                 2009       $ 4.311      $ 5.134       2,115

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $ 9.407           0
                                 2001       $ 9.407      $ 8.315           0
                                 2002       $ 8.315      $ 5.550           0
                                 2003       $ 5.550      $ 6.828       3,561
                                 2006       $10.000      $10.795           0
                                 2007       $10.795      $11.477           0
                                 2008       $11.477      $ 7.888           0
                                 2009       $ 7.888      $ 9.955           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.816           0
                                 2005       $10.816      $11.449           0
                                 2006       $11.449      $12.528           0
                                 2007       $12.528      $13.499           0
                                 2008       $13.499      $ 9.491           0
                                 2009       $ 9.491      $12.156           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.859           0
                                 2001       $ 8.859      $ 6.815           0
                                 2002       $ 6.810      $ 4.694           0
                                 2003       $ 4.694      $ 6.220         294
                                 2004       $ 6.220      $ 7.007         293
                                 2005       $ 7.007      $ 7.694         293
                                 2006       $ 7.694      $ 7.475           0
                                 2007       $ 7.475      $ 8.283           0
                                 2008       $ 8.283      $ 4.677           0
                                 2009       $ 4.677      $ 6.112           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.941           0
                                 2001       $ 9.941      $ 9.793       4,956
                                 2002       $ 9.793      $ 7.488       8,612
                                 2003       $ 7.488      $ 9.736       7,484
                                 2004       $ 9.736      $10.651       7,442
                                 2005       $10.651      $10.959       4,389
                                 2006       $10.959      $12.611       1,291
                                 2007       $12.611      $13.006         855
                                 2008       $13.006      $ 7.587         962
                                 2009       $ 7.587      $ 8.981         535
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.835           0
                                 2001       $ 8.835      $ 7.178         428
                                 2002       $ 7.178      $ 4.883         427
                                 2003       $ 4.883      $ 5.926         159
                                 2004       $ 5.926      $ 6.315         158
                                 2005       $ 6.315      $ 7.134         145
                                 2006       $ 7.134      $ 6.973         160
                                 2007       $ 6.973      $ 7.791           0
                                 2008       $ 7.791      $ 4.612           0
                                 2009       $ 4.612      $ 6.220           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.691           0
                                 2005       $10.691      $10.864           0
                                 2006       $10.864      $11.687           0
                                 2007       $11.687      $11.807           0
                                 2008       $11.807      $ 8.899           0
                                 2009       $ 8.899      $12.491           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.236           0
                                 2005       $11.236      $11.230       2,780
                                 2006       $11.230      $13.061           0
                                 2007       $13.061      $13.329           0
                                 2008       $13.329      $ 9.222           0
                                 2009       $ 9.222      $12.301           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.329           0
                                 2006       $11.329      $13.036           0
                                 2007       $13.036      $12.517           0
                                 2008       $12.517      $ 8.247           0
                                 2009       $ 8.247      $10.477           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.947           0
                                 2005       $10.947      $11.905       2,843
                                 2006       $11.905      $13.863           0
                                 2007       $13.863      $14.110          69
                                 2008       $14.110      $ 8.728          46
                                 2009       $ 8.728      $10.822          17
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.515           0
                                 2005       $11.515      $12.477           0
                                 2006       $12.477      $14.906           0
                                 2007       $14.906      $16.927           0
                                 2008       $16.927      $ 9.927           0
                                 2009       $ 9.927      $13.381           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.074           0
                                 2001       $10.074      $ 9.275           0
                                 2002       $ 9.275      $ 7.391         163
                                 2003       $ 7.391      $ 9.260           0
                                 2004       $ 9.260      $10.121           0
                                 2005       $10.121      $10.476           0
                                 2006       $10.476      $11.945           0
                                 2007       $11.945      $11.039           0
                                 2008       $11.039      $ 6.656           0
                                 2009       $ 6.656      $ 8.499           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.942           0
                                 2001       $ 9.942      $ 7.763         597
                                 2002       $ 7.763      $ 6.287       3,292
                                 2003       $ 6.287      $ 7.948       2,930
                                 2004       $ 7.948      $ 9.084       2,871
                                 2005       $ 9.084      $10.026         930
                                 2006       $10.026      $12.596         850
                                 2007       $12.596      $13.425         788
                                 2008       $13.425      $ 7.401         941
                                 2009       $ 7.401      $ 9.073         366
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.293          95
                                 2003       $ 7.293      $10.735          94
                                 2004       $10.735      $13.328          94
                                 2005       $13.328      $14.032          94
                                 2006       $14.032      $16.191          93
                                 2007       $16.191      $13.899          93
                                 2008       $13.899      $ 8.290           0
                                 2009       $ 8.290      $10.725           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 7.661           0
                                 2001       $ 7.661      $ 6.714         509
                                 2002       $ 6.714      $ 4.852         627
                                 2003       $ 4.852      $ 5.962         588
                                 2004       $ 5.962      $ 6.159         593
                                 2005       $ 6.159      $ 6.404         576
                                 2006       $ 6.404      $ 6.641         599
                                 2007       $ 6.641      $ 6.893         605
                                 2008       $ 6.893      $ 4.269         752
                                 2009       $ 4.269      $ 6.882           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT,
    THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.58



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.130            0
                                 2001       $10.130      $ 7.125        6,584
                                 2002       $ 7.125      $ 5.423        5,568
                                 2003       $ 5.423      $ 6.722        5,625
                                 2004       $ 6.722      $ 7.450        3,083
                                 2005       $ 7.450      $ 9.024        2,915
                                 2006       $ 9.024      $ 9.570        2,887
                                 2007       $ 9.570      $11.260        2,827
                                 2008       $11.260      $ 5.662        2,976
                                 2009       $ 5.662      $ 9.435        2,842
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495        5,188
                                 2001       $10.495      $ 9.783      152,030
                                 2002       $ 9.783      $ 7.887      136,698
                                 2003       $ 7.887      $ 9.918      111,771
                                 2004       $ 9.918      $10.578      108,879
                                 2005       $10.578      $10.986       72,994
                                 2006       $10.986      $12.002       48,364
                                 2007       $12.002      $12.299       24,205
                                 2008       $12.299      $ 7.698       22,687
                                 2009       $ 7.698      $ 9.409       18,453
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128        4,354
                                 2001       $10.128      $ 7.283      170,453
                                 2002       $ 7.283      $ 5.642      269,947
                                 2003       $ 5.642      $ 6.813      102,699
                                 2004       $ 6.813      $ 7.446       88,503
                                 2005       $ 7.446      $ 8.652       44,698
                                 2006       $ 8.652      $ 8.864       29,004
                                 2007       $ 8.864      $10.419       20,583
                                 2008       $10.419      $ 5.366       20,721
                                 2009       $ 5.366      $ 9.040       19,950

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $ 8.410      74,523
                                 2002       $ 8.410      $ 6.504      64,578
                                 2003       $ 6.504      $ 8.252      53,393
                                 2004       $ 8.252      $ 9.148      52,538
                                 2005       $ 9.148      $ 9.778      24,352
                                 2006       $ 9.778      $12.521      21,247
                                 2007       $12.521      $14.231      10,617
                                 2008       $14.231      $ 8.018      10,570
                                 2009       $ 8.018      $10.071      10,469
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 7.440       6,087
                                 2002       $ 7.440      $ 5.793       4,292
                                 2003       $ 5.793      $ 7.469       4,290
                                 2004       $ 7.469      $ 8.266       4,288
                                 2005       $ 8.266      $ 8.681       4,287
                                 2006       $ 8.681      $10.120       4,285
                                 2007       $10.120      $11.651       4,284
                                 2008       $11.651      $ 6.435       4,282
                                 2009       $ 6.435      $ 6.149           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319       1,060
                                 2001       $10.319      $ 9.512      41,357
                                 2002       $ 9.512      $ 8.183      37,187
                                 2003       $ 8.183      $10.627      17,868
                                 2004       $10.627      $12.011      18,470
                                 2005       $12.011      $12.560      17,125
                                 2006       $12.560      $15.061      16,769
                                 2007       $15.061      $15.849      15,554
                                 2008       $15.849      $ 9.205      15,678
                                 2009       $ 9.205      $10.540      13,390
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542       2,053
                                 2001       $ 9.542      $ 6.216       7,045
                                 2002       $ 6.216      $ 5.676       9,732
                                 2003       $ 5.676      $ 7.129       8,393
                                 2004       $ 7.129      $ 7.701       4,611
                                 2005       $ 7.701      $ 7.738       4,703
                                 2006       $ 7.738      $ 8.316       3,692
                                 2007       $ 8.316      $ 8.518       1,874
                                 2008       $ 8.518      $ 6.439       1,573
                                 2009       $ 6.439      $ 9.153       1,391

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277       9,373
                                 2001       $10.277      $10.338       6,147
                                 2002       $10.338      $ 9.389       6,205
                                 2003       $ 9.389      $11.156      14,829
                                 2004       $11.156      $12.173      17,568
                                 2005       $12.173      $12.804      14,896
                                 2006       $12.804      $14.380      14,844
                                 2007       $14.380      $14.593      11,797
                                 2008       $14.593      $10.577      11,242
                                 2009       $10.577      $13.018           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018      14,084
                                 2001       $10.018      $10.793      36,716
                                 2002       $10.793      $11.198      30,753
                                 2003       $11.198      $11.941      13,698
                                 2004       $11.941      $12.356      13,464
                                 2005       $12.356      $12.555      13,212
                                 2006       $12.555      $13.050       8,538
                                 2007       $13.050      $13.599       7,777
                                 2008       $13.599      $12.180       5,659
                                 2009       $12.180      $14.680       2,761
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.007           0
                                 2001       $10.007      $10.501          92
                                 2002       $10.501      $10.745          18
                                 2003       $10.745      $10.801      23,668
                                 2004       $10.801      $10.772      23,264
                                 2005       $10.772      $10.791      22,775
                                 2006       $10.791      $11.066      16,494
                                 2007       $11.066      $11.201           0
                                 2008       $11.201      $ 9.372           0
                                 2009       $ 9.372      $ 9.747       5,553
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.233      15,344
                                 2002       $10.233      $10.198       8,807
                                 2003       $10.198      $10.095       9,148
                                 2004       $10.095      $10.013       8,613
                                 2005       $10.013      $10.121       8,466
                                 2006       $10.121      $10.412       5,357
                                 2007       $10.412      $10.743         596
                                 2008       $10.743      $10.822         596
                                 2009       $10.822      $10.645       5,462

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.979           0
                                 2001       $ 9.979      $ 8.611      30,583
                                 2002       $ 8.611      $ 6.563      27,663
                                 2003       $ 6.563      $ 8.252      22,062
                                 2004       $ 8.252      $ 8.974      16,280
                                 2005       $ 8.974      $ 9.234      13,600
                                 2006       $ 9.234      $10.493      11,359
                                 2007       $10.493      $10.857      10,532
                                 2008       $10.857      $ 6.719      10,472
                                 2009       $ 6.719      $ 8.347       9,427
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.072      11,272
                                 2001       $10.072      $ 8.895      33,660
                                 2002       $ 8.895      $ 7.882      38,904
                                 2003       $ 7.882      $ 9.784      35,686
                                 2004       $ 9.784      $10.620      34,358
                                 2005       $10.620      $11.312      31,135
                                 2006       $11.312      $12.794      26,903
                                 2007       $12.794      $13.666      24,369
                                 2008       $13.666      $10.216      21,783
                                 2009       $10.216      $12.028      23,518
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139       6,965
                                 2001       $10.139      $ 7.403      39,374
                                 2002       $ 7.403      $ 5.615      33,686
                                 2003       $ 5.615      $ 6.479      33,095
                                 2004       $ 6.479      $ 7.687      30,664
                                 2005       $ 7.687      $ 8.664      24,526
                                 2006       $ 8.664      $10.252      17,246
                                 2007       $10.252      $12.130      10,849
                                 2008       $12.130      $ 7.959       9,641
                                 2009       $ 7.959      $ 9.334       9,492
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.770      10,484
                                 2002       $ 8.770      $ 7.856       7,309
                                 2003       $ 7.856      $11.562       3,758
                                 2004       $11.562      $13.998       8,221
                                 2005       $13.998      $18.426       7,656
                                 2006       $18.426      $24.850       7,720
                                 2007       $24.850      $34.317       6,713
                                 2008       $34.317      $14.637       7,558
                                 2009       $14.637      $24.446       6,823

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829       1,183
                                 2001       $ 9.829      $ 8.204      26,681
                                 2002       $ 8.204      $ 5.819      23,623
                                 2003       $ 5.819      $ 7.149      23,389
                                 2004       $ 7.149      $ 7.576      18,921
                                 2005       $ 7.576      $ 8.620      16,845
                                 2006       $ 8.620      $ 8.825      15,025
                                 2007       $ 8.825      $10.578      12,958
                                 2008       $10.578      $ 5.285      12,957
                                 2009       $ 5.285      $ 8.605      12,956
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.093       4,053
                                 2002       $ 8.093      $ 6.620       5,540
                                 2003       $ 6.620      $ 8.295       5,205
                                 2004       $ 8.295      $ 9.575       5,870
                                 2005       $ 9.575      $10.458       5,522
                                 2006       $10.458      $12.870       1,302
                                 2007       $12.870      $14.500       1,264
                                 2008       $14.500      $ 7.895       1,534
                                 2009       $ 7.895      $10.290       1,473
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.310           0
                                 2003       $ 7.310      $10.190           0
                                 2004       $10.190      $12.184       1,978
                                 2005       $12.184      $14.087         872
                                 2006       $14.087      $15.138         621
                                 2007       $15.138      $18.258         596
                                 2008       $18.258      $ 9.557         563
                                 2009       $ 9.557      $14.817         525
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.834       4,883
                                 2002       $ 9.834      $ 6.955      11,310
                                 2003       $ 6.955      $ 9.679      15,104
                                 2004       $ 9.679      $10.906      20,531
                                 2005       $10.906      $12.045      20,354
                                 2006       $12.045      $14.297      17,404
                                 2007       $14.297      $15.160      17,371
                                 2008       $15.160      $ 8.752      17,813
                                 2009       $ 8.752      $11.981      15,162
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025       5,505
                                 2001       $10.025      $10.827       3,542
                                 2002       $10.827      $10.491       5,026
                                 2003       $10.491      $14.284       2,575
                                 2004       $14.284      $19.158       2,484
                                 2005       $19.158      $22.052       2,212

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $22.052      $29.937       1,697
                                 2007       $29.937      $24.410         122
                                 2008       $24.410      $14.907           0
                                 2009       $14.907      $18.814           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.123           0
                                 2005       $11.123      $12.153         366
                                 2006       $12.153      $12.539         350
                                 2007       $12.539      $14.499           0
                                 2008       $14.499      $ 7.580           0
                                 2009       $ 7.580      $11.655           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.048       4,570
                                 2003       $ 8.048      $10.367       8,888
                                 2004       $10.367      $12.005      21,797
                                 2005       $12.005      $12.322      17,192
                                 2006       $12.322      $14.090      15,363
                                 2007       $14.090      $13.571      10,240
                                 2008       $13.571      $ 8.584      10,142
                                 2009       $ 8.584      $10.871       9,714
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838         463
                                 2001       $ 9.838      $ 6.627      20,768
                                 2002       $ 6.627      $ 4.400      17,731
                                 2003       $ 4.400      $ 5.509      18,911
                                 2004       $ 5.509      $ 5.799       8,543
                                 2005       $ 5.799      $ 6.155      10,492
                                 2006       $ 6.155      $ 6.225      10,131
                                 2007       $ 6.225      $ 7.159       2,674
                                 2008       $ 7.159      $ 3.591       2,922
                                 2009       $ 3.591      $ 5.864       2,617
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.896           0
                                 2001       $ 9.896      $ 7.464       5,678
                                 2002       $ 7.464      $ 5.552       1,987
                                 2003       $ 5.552      $ 7.072       5,057
                                 2004       $ 7.072      $ 7.414       4,603
                                 2005       $ 7.414      $ 7.936       4,144
                                 2006       $ 7.936      $ 8.295       3,024
                                 2007       $ 8.295      $ 9.136       6,702
                                 2008       $ 9.136      $ 5.166       6,331
                                 2009       $ 5.166      $ 6.151       5,810

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159           0
                                 2001       $10.159      $ 8.734       6,178
                                 2002       $ 8.734      $ 5.989         763
                                 2003       $ 5.989      $ 7.367         763
                                 2006       $10.000      $10.793         636
                                 2007       $10.793      $11.472           0
                                 2008       $11.472      $ 7.882           0
                                 2009       $ 7.882      $ 9.944           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.814           0
                                 2005       $10.814      $11.443           0
                                 2006       $11.443      $12.518           0
                                 2007       $12.518      $13.484           0
                                 2008       $13.484      $ 9.477           0
                                 2009       $ 9.477      $12.135           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.928           0
                                 2001       $ 9.928      $ 7.453       1,080
                                 2002       $ 7.453      $ 5.257           0
                                 2003       $ 5.257      $ 6.963           0
                                 2004       $ 6.963      $ 7.842       9,707
                                 2005       $ 7.842      $ 8.609       1,676
                                 2006       $ 8.609      $ 8.361       1,377
                                 2007       $ 8.361      $ 9.262           0
                                 2008       $ 9.262      $ 5.228           0
                                 2009       $ 5.228      $ 6.831           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.201      23,723
                                 2002       $10.201      $ 7.797      15,277
                                 2003       $ 7.797      $10.135      35,028
                                 2004       $10.135      $11.085      41,146
                                 2005       $11.085      $11.402      23,572
                                 2006       $11.402      $13.116      16,545
                                 2007       $13.116      $13.524      26,858
                                 2008       $13.524      $ 7.886      27,451
                                 2009       $ 7.886      $ 9.333      26,782
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.808           0
                                 2001       $ 9.808      $ 7.965       2,592
                                 2002       $ 7.965      $ 5.417       1,096
                                 2003       $ 5.417      $ 6.571       1,096
                                 2004       $ 6.571      $ 7.001       1,095
                                 2005       $ 7.001      $ 7.907       1,094
                                 2006       $ 7.907      $ 7.725       1,094
                                 2007       $ 7.725      $ 8.630       5,485
                                 2008       $ 8.630      $ 5.107       5,484
                                 2009       $ 5.107      $ 6.885       5,482

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.689           0
                                 2005       $10.689      $10.858           0
                                 2006       $10.858      $11.678           0
                                 2007       $11.678      $11.794           0
                                 2008       $11.794      $ 8.886           0
                                 2009       $ 8.886      $12.469           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.233       2,579
                                 2005       $11.233      $11.223       4,497
                                 2006       $11.223      $13.049         989
                                 2007       $13.049      $13.313           0
                                 2008       $13.313      $ 9.209           0
                                 2009       $ 9.209      $12.279           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.327           0
                                 2006       $11.327      $13.030           0
                                 2007       $13.030      $12.507           0
                                 2008       $12.507      $ 8.237           0
                                 2009       $ 8.237      $10.462           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.945           0
                                 2005       $10.945      $11.898       2,038
                                 2006       $11.898      $13.851           0
                                 2007       $13.851      $14.093           0
                                 2008       $14.093      $ 8.715           0
                                 2009       $ 8.715      $10.802           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.512           0
                                 2005       $11.512      $12.471       1,413
                                 2006       $12.471      $14.894         600
                                 2007       $14.894      $16.912         237
                                 2008       $16.912      $ 9.913         244
                                 2009       $ 9.913      $13.358         232
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.226           0
                                 2001       $10.226      $ 9.411         920
                                 2002       $ 9.411      $ 7.497           0
                                 2003       $ 7.497      $ 9.391       4,769
                                 2004       $ 9.391      $10.261       4,613
                                 2005       $10.261      $10.618       4,758
                                 2006       $10.618      $12.103       4,471
                                 2007       $12.103      $11.181       4,915
                                 2008       $11.181      $ 6.740       5,003
                                 2009       $ 6.740      $ 8.604       4,580

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.052       2,054
                                 2002       $ 8.052      $ 6.519         320
                                 2003       $ 6.519      $ 8.239         320
                                 2004       $ 8.239      $ 9.414         319
                                 2005       $ 9.414      $10.387           0
                                 2006       $10.387      $13.046         286
                                 2007       $13.046      $13.901       2,786
                                 2008       $13.901      $ 7.661       2,821
                                 2009       $ 7.661      $ 9.389       2,827
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.292         275
                                 2003       $ 7.292      $10.730         275
                                 2004       $10.730      $13.317         275
                                 2005       $13.317      $14.017           0
                                 2006       $14.017      $16.168           0
                                 2007       $16.168      $13.875           0
                                 2008       $13.875      $ 8.273           0
                                 2009       $ 8.273      $10.701           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.818           0
                                 2001       $ 9.818      $ 7.551       1,684
                                 2002       $ 7.551      $ 5.455         724
                                 2003       $ 5.455      $ 6.700      13,649
                                 2004       $ 6.700      $ 6.920      17,816
                                 2005       $ 6.920      $ 7.192       5,256
                                 2006       $ 7.192      $ 7.457         722
                                 2007       $ 7.457      $ 7.737         722
                                 2008       $ 7.737      $ 4.791         722
                                 2009       $ 4.791      $ 7.721         721



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
     BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.62



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129            0
                                 2001       $10.129      $ 7.122          685
                                 2002       $ 7.122      $ 5.418          683
                                 2003       $ 5.418      $ 6.714          529
                                 2004       $ 6.714      $ 7.438        1,799
                                 2005       $ 7.438      $ 9.006        1,645
                                 2006       $ 9.006      $ 9.547        1,665
                                 2007       $ 9.547      $11.228            0
                                 2008       $11.228      $ 5.644            0
                                 2009       $ 5.644      $ 9.401            0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495       11,924
                                 2001       $10.495      $ 9.779       26,520
                                 2002       $ 9.779      $ 7.880       68,216
                                 2003       $ 7.880      $ 9.906       70,032
                                 2004       $ 9.906      $10.561       70,821
                                 2005       $10.561      $10.964       87,204
                                 2006       $10.964      $11.973       56,693
                                 2007       $11.973      $12.265       49,583
                                 2008       $12.265      $ 7.673       35,472
                                 2009       $ 7.673      $ 9.375       31,854
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128        3,680
                                 2001       $10.128      $ 7.280       24,391
                                 2002       $ 7.280      $ 5.637       62,104
                                 2003       $ 5.637      $ 6.805       70,827
                                 2004       $ 6.805      $ 7.434       69,444
                                 2005       $ 7.434      $ 8.635      104,670
                                 2006       $ 8.635      $ 8.843       81,223
                                 2007       $ 8.843      $10.390       63,707
                                 2008       $10.390      $ 5.349       54,986
                                 2009       $ 5.349      $ 9.007       50,865

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401       9,466
                                 2001       $10.401      $ 8.407       9,998
                                 2002       $ 8.407      $ 6.498      23,556
                                 2003       $ 6.498      $ 8.242      27,735
                                 2004       $ 8.242      $ 9.133      28,315
                                 2005       $ 9.133      $ 9.758      26,626
                                 2006       $ 9.758      $12.491      19,381
                                 2007       $12.491      $14.191      11,531
                                 2008       $14.191      $ 7.992      10,525
                                 2009       $ 7.992      $10.034      10,524
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 8.025           0
                                 2002       $ 8.025      $ 5.788           0
                                 2003       $ 5.788      $ 7.460         404
                                 2004       $ 7.460      $ 8.252       1,075
                                 2005       $ 8.252      $ 8.663       1,119
                                 2006       $ 8.663      $10.096       1,042
                                 2007       $10.096      $11.618           0
                                 2008       $11.618      $ 6.414           0
                                 2009       $ 6.414      $ 6.128           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319       8,932
                                 2001       $10.319      $ 9.508       9,555
                                 2002       $ 9.508      $ 8.176      19,240
                                 2003       $ 8.176      $10.614      21,539
                                 2004       $10.614      $11.991      25,861
                                 2005       $11.991      $12.535      25,247
                                 2006       $12.535      $15.025      12,751
                                 2007       $15.025      $15.805      10,347
                                 2008       $15.805      $ 9.175       8,164
                                 2009       $ 9.175      $10.502       3,408
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542       3,187
                                 2001       $ 9.542      $ 6.213       1,156
                                 2002       $ 6.213      $ 5.671       1,898
                                 2003       $ 5.671      $ 7.121       3,465
                                 2004       $ 7.121      $ 7.688       2,309
                                 2005       $ 7.688      $ 7.722       7,228
                                 2006       $ 7.722      $ 8.296       6,286
                                 2007       $ 8.296      $ 8.494       4,919
                                 2008       $ 8.494      $ 6.418       4,919
                                 2009       $ 6.418      $ 9.120       2,530

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277       3,460
                                 2001       $10.277      $10.334       3,291
                                 2002       $10.334      $ 9.381       3,223
                                 2003       $ 9.381      $11.143       1,835
                                 2004       $11.143      $12.154       1,835
                                 2005       $12.154      $12.778       1,835
                                 2006       $12.778      $14.346       1,835
                                 2007       $14.346      $14.552       1,835
                                 2008       $14.552      $10.543       1,835
                                 2009       $10.543      $12.971       1,538
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.788      30,313
                                 2002       $10.788      $11.189      40,152
                                 2003       $11.189      $11.927      48,405
                                 2004       $11.927      $12.337      18,622
                                 2005       $12.337      $12.530      27,659
                                 2006       $12.530      $13.018      21,104
                                 2007       $13.018      $13.561      15,838
                                 2008       $13.561      $12.140      14,440
                                 2009       $12.140      $14.628       7,936
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.322           0
                                 2002       $10.322      $10.736         612
                                 2003       $10.736      $10.788           0
                                 2004       $10.788      $10.755         191
                                 2005       $10.755      $10.770       1,211
                                 2006       $10.770      $11.040       3,513
                                 2007       $11.040      $11.170       3,513
                                 2008       $11.170      $ 9.342       2,493
                                 2009       $ 9.342      $ 9.712       2,493
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.229       8,819
                                 2002       $10.229      $10.189         512
                                 2003       $10.189      $10.082       1,799
                                 2004       $10.082      $ 9.997      13,218
                                 2005       $ 9.997      $10.101       1,307
                                 2006       $10.101      $10.387       3,029
                                 2007       $10.387      $10.712       1,724
                                 2008       $10.712      $10.788       1,161
                                 2009       $10.788      $10.606       1,158

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.908           0
                                 2002       $ 8.908      $ 6.558      10,797
                                 2003       $ 6.558      $ 8.242      11,050
                                 2004       $ 8.242      $ 8.959      14,880
                                 2005       $ 8.959      $ 9.215      14,996
                                 2006       $ 9.215      $10.468       4,107
                                 2007       $10.468      $10.827       2,605
                                 2008       $10.827      $ 6.697           0
                                 2009       $ 6.697      $ 8.317           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.071       1,636
                                 2001       $10.071      $ 8.891      20,009
                                 2002       $ 8.891      $ 7.875      49,021
                                 2003       $ 7.875      $ 9.773      59,626
                                 2004       $ 9.773      $10.602      61,133
                                 2005       $10.602      $11.289      75,099
                                 2006       $11.289      $12.764      68,338
                                 2007       $12.764      $13.628      58,789
                                 2008       $13.628      $10.183      52,845
                                 2009       $10.183      $11.985      51,000
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139       1,818
                                 2001       $10.139      $ 7.400       2,088
                                 2002       $ 7.400      $ 5.610      15,213
                                 2003       $ 5.610      $ 6.471      14,147
                                 2004       $ 6.471      $ 7.675      11,092
                                 2005       $ 7.675      $ 8.647      17,619
                                 2006       $ 8.647      $10.227       9,285
                                 2007       $10.227      $12.096       9,074
                                 2008       $12.096      $ 7.934       8,251
                                 2009       $ 7.934      $ 9.300       3,779
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.314           0
                                 2002       $ 8.314      $ 7.850          72
                                 2003       $ 7.850      $11.548       2,072
                                 2004       $11.548      $13.975       2,841
                                 2005       $13.975      $18.389       1,566
                                 2006       $18.389      $24.790       1,463
                                 2007       $24.790      $34.221         286
                                 2008       $34.221      $14.590         286
                                 2009       $14.590      $24.357         286

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.200         272
                                 2002       $ 8.200      $ 5.814         984
                                 2003       $ 5.814      $ 7.140       3,987
                                 2004       $ 7.140      $ 7.564       2,553
                                 2005       $ 7.564      $ 8.603       5,195
                                 2006       $ 8.603      $ 8.804       5,262
                                 2007       $ 8.804      $10.549       3,640
                                 2008       $10.549      $ 5.268       3,638
                                 2009       $ 5.268      $ 8.574       3,637
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.709           0
                                 2002       $ 8.709      $ 6.615          85
                                 2003       $ 6.615      $ 8.285       1,574
                                 2004       $ 8.285      $ 9.560       5,651
                                 2005       $ 9.560      $10.437       5,219
                                 2006       $10.437      $12.839       1,836
                                 2007       $12.839      $14.460       1,308
                                 2008       $14.460      $ 7.870           0
                                 2009       $ 7.870      $10.252           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.308           0
                                 2003       $ 7.308      $10.183         229
                                 2004       $10.183      $12.171         582
                                 2005       $12.171      $14.066         545
                                 2006       $14.066      $15.110         550
                                 2007       $15.110      $18.217         473
                                 2008       $18.217      $ 9.532           0
                                 2009       $ 9.532      $14.771           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.823       4,366
                                 2002       $ 9.823      $ 6.950       5,625
                                 2003       $ 6.950      $ 9.667       6,359
                                 2004       $ 9.667      $10.889       9,214
                                 2005       $10.889      $12.021       5,765
                                 2006       $12.021      $14.262       2,786
                                 2007       $14.262      $15.118       1,045
                                 2008       $15.118      $ 8.724         479
                                 2009       $ 8.724      $11.938         477
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $10.823       1,035
                                 2002       $10.823      $10.482       1,049
                                 2003       $10.482      $14.267         454
                                 2004       $14.267      $19.127       1,937
                                 2005       $19.127      $22.008       1,901

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $22.008      $29.865       1,809
                                 2007       $29.865      $24.342         243
                                 2008       $24.342      $14.859         243
                                 2009       $14.859      $18.746           9
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.120           0
                                 2005       $11.120      $12.144           0
                                 2006       $12.144      $12.525           0
                                 2007       $12.525      $14.477           0
                                 2008       $14.477      $ 7.565           0
                                 2009       $ 7.565      $11.629           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.046       1,534
                                 2003       $ 8.046      $10.361       1,824
                                 2004       $10.361      $11.992       7,406
                                 2005       $11.992      $12.304      12,710
                                 2006       $12.304      $14.063       9,643
                                 2007       $14.063      $13.540       8,597
                                 2008       $13.540      $ 8.561       7,066
                                 2009       $ 8.561      $10.837       5,176
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838       3,527
                                 2001       $ 9.838      $ 6.982           0
                                 2002       $ 6.982      $ 4.396       2,081
                                 2003       $ 4.396      $ 5.503       4,849
                                 2004       $ 5.503      $ 5.789       8,506
                                 2005       $ 5.789      $ 6.142      12,432
                                 2006       $ 6.142      $ 6.210       6,726
                                 2007       $ 6.210      $ 7.139       3,974
                                 2008       $ 7.139      $ 3.579       3,974
                                 2009       $ 3.579      $ 5.843       3,974
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 7.592           0
                                 2002       $ 7.592      $ 5.548         236
                                 2003       $ 5.548      $ 7.063         572
                                 2004       $ 7.063      $ 7.402       2,302
                                 2005       $ 7.402      $ 7.920       2,276
                                 2006       $ 7.920      $ 8.275       4,062
                                 2007       $ 8.275      $ 9.111          22
                                 2008       $ 9.111      $ 5.150          22
                                 2009       $ 5.150      $ 6.129          24

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.158           0
                                 2001       $10.158      $ 8.975           0
                                 2002       $ 8.975      $ 5.984          55
                                 2003       $ 5.984      $ 7.358          17
                                 2006       $10.000      $10.790         989
                                 2007       $10.790      $11.464         712
                                 2008       $11.464      $ 7.874         711
                                 2009       $ 7.874      $ 9.929         710
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.811           0
                                 2005       $10.811      $11.435         741
                                 2006       $11.435      $12.505         741
                                 2007       $12.505      $13.464         741
                                 2008       $13.464      $ 9.460         741
                                 2009       $ 9.460      $12.108         741
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 7.633           0
                                 2002       $ 7.633      $ 5.253          60
                                 2003       $ 5.253      $ 6.955          18
                                 2004       $ 6.955      $ 7.830         368
                                 2005       $ 7.830      $ 8.592         370
                                 2006       $ 8.592      $ 8.341         373
                                 2007       $ 8.341      $ 9.236          22
                                 2008       $ 9.236      $ 5.211          21
                                 2009       $ 5.211      $ 6.806          22
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.196      10,100
                                 2002       $10.196      $ 7.791      13,476
                                 2003       $ 7.791      $10.123      20,083
                                 2004       $10.123      $11.067      23,653
                                 2005       $11.067      $11.379      25,611
                                 2006       $11.379      $13.085      15,549
                                 2007       $13.085      $13.485      12,548
                                 2008       $13.485      $ 7.861       8,840
                                 2009       $ 7.861      $ 9.299       6,798
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.810         576
                                 2001       $ 9.810      $ 8.100           0
                                 2002       $ 8.100      $ 5.412          58
                                 2003       $ 5.412      $ 6.563          19
                                 2004       $ 6.563      $ 6.990         382
                                 2005       $ 6.990      $ 7.891         362
                                 2006       $ 7.891      $ 7.707         362
                                 2007       $ 7.707      $ 8.606           0
                                 2008       $ 8.606      $ 5.090           0
                                 2009       $ 5.090      $ 6.860           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.686           0
                                 2005       $10.686      $10.851         728
                                 2006       $10.851      $11.665         728
                                 2007       $11.666      $11.777       1,743
                                 2008       $11.777      $ 8.870       1,743
                                 2009       $ 8.870      $12.441       7,157
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.230       1,381
                                 2005       $11.230      $11.216       4,392
                                 2006       $11.216      $13.036       4,684
                                 2007       $13.036      $13.294       4,426
                                 2008       $13.294      $ 9.192       4,762
                                 2009       $ 9.192      $12.251      10,571
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.324           0
                                 2006       $11.324      $13.021           0
                                 2007       $13.021      $12.493           0
                                 2008       $12.493      $ 8.225           0
                                 2009       $ 8.225      $10.442           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.942           0
                                 2005       $10.942      $11.891       1,820
                                 2006       $11.891      $13.837       6,617
                                 2007       $13.837      $14.073       8,516
                                 2008       $14.073      $ 8.700       8,517
                                 2009       $ 8.700      $10.779       4,200
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.509           0
                                 2005       $11.509      $12.462       1,482
                                 2006       $12.462      $14.878       2,836
                                 2007       $14.878      $16.883       2,835
                                 2008       $16.883      $ 9.894       2,835
                                 2009       $ 9.894      $13.328       1,479
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.407       1,046
                                 2002       $ 9.407      $ 7.491       1,088
                                 2003       $ 7.491      $ 9.380       1,013
                                 2004       $ 9.380      $10.244         967
                                 2005       $10.244      $10.596           0
                                 2006       $10.596      $12.073           0
                                 2007       $12.073      $11.150           0
                                 2008       $11.150      $ 6.718           0
                                 2009       $ 6.718      $ 8.573           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.517           0
                                 2002       $ 8.517      $ 6.514          87
                                 2003       $ 6.514      $ 8.229       2,070
                                 2004       $ 8.229      $ 9.399       3,175
                                 2005       $ 9.399      $10.366       1,483
                                 2006       $10.366      $13.014       1,346
                                 2007       $13.014      $13.861           0
                                 2008       $13.861      $ 7.636           0
                                 2009       $ 7.636      $ 9.355           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.290           0
                                 2003       $ 7.290      $10.723           0
                                 2004       $10.723      $13.303         897
                                 2005       $13.303      $13.997         897
                                 2006       $13.997      $16.138         897
                                 2007       $16.138      $13.844           0
                                 2008       $13.844      $ 8.251           0
                                 2009       $ 8.251      $10.668           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817           0
                                 2001       $ 9.817      $ 7.979           0
                                 2002       $ 7.979      $ 5.450       5,560
                                 2003       $ 5.450      $ 6.692       5,951
                                 2004       $ 6.692      $ 6.909       7,436
                                 2005       $ 6.909      $ 7.178       9,394
                                 2006       $ 7.178      $ 7.439       5,273
                                 2007       $ 7.439      $ 7.716       1,478
                                 2008       $ 7.716      $ 4.775           0
                                 2009       $ 4.775      $ 7.693           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                      INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129           0
                                 2001       $10.129      $ 7.254           0
                                 2002       $ 7.254      $ 5.412           0
                                 2003       $ 5.412      $ 6.701           0
                                 2004       $ 6.701      $ 7.420           0
                                 2005       $ 7.420      $ 8.979           0
                                 2006       $ 8.979      $ 9.512           0
                                 2007       $ 9.512      $11.181           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495           0
                                 2001       $10.495      $10.473           0
                                 2002       $10.473      $ 7.871           0
                                 2003       $ 7.871      $ 9.888       1,371
                                 2004       $ 9.888      $10.536       1,295
                                 2005       $10.536      $10.931       1,222
                                 2006       $10.931      $11.930       1,154
                                 2007       $11.930      $12.213         362
                                 2008       $12.213      $ 7.636         361
                                 2009       $ 7.636      $ 9.325         360
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128           0
                                 2001       $10.128      $ 7.242           0
                                 2002       $ 7.242      $ 5.630           0
                                 2003       $ 5.630      $ 6.793      10,363
                                 2004       $ 6.793      $ 7.416      10,252
                                 2005       $ 7.416      $ 8.609      10,153
                                 2006       $ 8.609      $ 8.811      10,064
                                 2007       $ 8.811      $10.346       8,500
                                 2008       $10.346      $ 5.323       6,541
                                 2009       $ 5.323      $ 8.958       6,541

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401          0
                                 2001       $10.401      $ 8.774          0
                                 2002       $ 8.774      $ 6.491          0
                                 2003       $ 6.491      $ 8.227        818
                                 2004       $ 8.227      $ 9.111        782
                                 2005       $ 9.111      $ 9.729        750
                                 2006       $ 9.729      $12.445        723
                                 2007       $12.445      $14.131        307
                                 2008       $14.131      $ 7.954        306
                                 2009       $ 7.954      $ 9.980        305
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869          0
                                 2001       $ 9.869      $ 8.021          0
                                 2002       $ 8.021      $ 5.781          0
                                 2003       $ 5.781      $ 7.446          0
                                 2004       $ 7.446      $ 8.232          0
                                 2005       $ 8.232      $ 8.637          0
                                 2006       $ 8.637      $10.059          0
                                 2007       $10.059      $11.569          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319          0
                                 2001       $10.319      $ 9.946          0
                                 2002       $ 9.946      $ 8.166          0
                                 2003       $ 8.166      $10.595        372
                                 2004       $10.595      $11.962        371
                                 2005       $11.962      $12.497        370
                                 2006       $12.497      $14.971        369
                                 2007       $14.971      $15.738        369
                                 2008       $15.738      $ 9.131        368
                                 2009       $ 9.131      $10.445        367
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542          0
                                 2001       $ 9.542      $ 7.393          0
                                 2002       $ 7.393      $ 5.664          0
                                 2003       $ 5.664      $ 7.108          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 7.108      $ 7.670           0
                                 2005       $ 7.670      $ 7.699           0
                                 2006       $ 7.699      $ 8.266           0
                                 2007       $ 8.266      $ 8.458           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277           0
                                 2001       $10.277      $10.503           0
                                 2002       $10.503      $ 9.370           0
                                 2003       $ 9.370      $11.123           0
                                 2004       $11.123      $12.124           0
                                 2005       $12.124      $12.740           0
                                 2006       $12.740      $14.294           0
                                 2007       $14.294      $14.490           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.591           0
                                 2002       $10.591      $11.175           0
                                 2003       $11.175      $11.905       5,085
                                 2004       $11.905      $12.307       5,048
                                 2005       $12.307      $12.492       5,011
                                 2006       $12.492      $12.971       4,975
                                 2007       $12.971      $13.504       4,742
                                 2008       $13.504      $12.082       4,741
                                 2009       $12.082      $14.548       4,741
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.007           0
                                 2001       $10.007      $10.318           0
                                 2002       $10.318      $10.723           0
                                 2003       $10.723      $10.769           0
                                 2004       $10.769      $10.729           0
                                 2005       $10.729      $10.737           0
                                 2006       $10.737      $11.000           0
                                 2007       $11.000      $11.123           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.196           0
                                 2002       $10.196      $10.177           0
                                 2003       $10.177      $10.064         821
                                 2004       $10.064      $ 9.972         746
                                 2005       $ 9.972      $10.070         670
                                 2006       $10.070      $10.350         596
                                 2007       $10.350      $10.667           0
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.904           0
                                 2002       $ 8.904      $ 6.550           0
                                 2003       $ 6.550      $ 8.227           0
                                 2004       $ 8.227      $ 8.938           0
                                 2005       $ 8.938      $ 9.188           0
                                 2006       $ 9.188      $10.430           0
                                 2007       $10.430      $10.781           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.071           0
                                 2001       $10.071      $ 9.115           0
                                 2002       $ 9.115      $ 7.866           0
                                 2003       $ 7.866      $ 9.755         740
                                 2004       $ 9.755      $10.577         740
                                 2005       $10.577      $11.255         740
                                 2006       $11.255      $12.718         740
                                 2007       $12.718      $13.570           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139           0
                                 2001       $10.139      $ 8.352           0
                                 2002       $ 8.352      $ 5.603           0
                                 2003       $ 5.603      $ 6.459       6,026
                                 2004       $ 6.459      $ 7.656       6,026
                                 2005       $ 7.656      $ 8.621       6,026
                                 2006       $ 8.621      $10.190       6,026
                                 2007       $10.190      $12.045       6,026
                                 2008       $12.045      $ 7.895       4,331
                                 2009       $ 7.895      $ 9.250       4,331
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.310           0
                                 2002       $ 8.310      $ 7.840           0
                                 2003       $ 7.840      $11.527           0
                                 2004       $11.527      $13.942           0
                                 2005       $13.942      $18.333           0
                                 2006       $18.333      $24.700           0
                                 2007       $24.700      $34.077           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.235           0
                                 2002       $ 8.235      $ 5.807           0
                                 2003       $ 5.807      $ 7.127           0
                                 2004       $ 7.127      $ 7.545           0
                                 2005       $ 7.545      $ 8.577           0
                                 2006       $ 8.577      $ 8.772           0
                                 2007       $ 8.772      $10.504           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.706           0
                                 2002       $ 8.706      $ 6.607           0
                                 2003       $ 6.607      $ 8.270           0
                                 2004       $ 8.270      $ 9.537           0
                                 2005       $ 9.537      $10.406           0
                                 2006       $10.406      $12.792           0
                                 2007       $12.792      $14.399           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.305         0
                                 2003       $ 7.305      $10.173         0
                                 2004       $10.173      $12.152         0
                                 2005       $12.152      $14.036         0
                                 2006       $14.036      $15.067         0
                                 2007       $15.067      $18.155         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.319         0
                                 2001       $10.319      $ 9.940         0
                                 2002       $ 9.940      $ 6.941         0
                                 2003       $ 6.941      $ 9.649         0
                                 2004       $ 9.649      $10.862         0
                                 2005       $10.862      $11.985         0
                                 2006       $11.985      $14.211         0
                                 2007       $14.211      $15.054         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025         0
                                 2001       $10.025      $11.169         0
                                 2002       $11.169      $10.469         0
                                 2003       $10.469      $14.241         0
                                 2004       $14.241      $19.081         0
                                 2005       $19.081      $21.942         0
                                 2006       $21.942      $29.757         0
                                 2007       $29.757      $24.239         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.116         0
                                 2005       $11.116      $12.132         0
                                 2006       $12.132      $12.505         0
                                 2007       $12.505      $14.445         0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.043         0
                                 2003       $ 8.043      $10.350         0
                                 2004       $10.350      $11.973         0
                                 2005       $11.973      $12.277         0
                                 2006       $12.277      $14.024         0
                                 2007       $14.024      $13.494         0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838         0
                                 2001       $ 9.838      $ 6.979         0
                                 2002       $ 6.979      $ 4.390         0
                                 2003       $ 4.390      $ 5.493         0
                                 2004       $ 5.493      $ 5.775         0
                                 2005       $ 5.775      $ 6.124         0
                                 2006       $ 6.124      $ 6.188         0
                                 2007       $ 6.188      $ 7.109         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895         0
                                 2001       $ 9.895      $ 7.589         0
                                 2002       $ 7.589      $ 5.541         0
                                 2003       $ 5.541      $ 7.050         0
                                 2004       $ 7.050      $ 7.385         0
                                 2005       $ 7.385      $ 7.896         0
                                 2006       $ 7.896      $ 8.245         0
                                 2007       $ 8.245      $ 9.072         0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.158         0
                                 2001       $10.158      $ 8.971         0
                                 2002       $ 8.971      $ 5.977         0
                                 2003       $ 5.977      $ 7.344         0
                                 2006       $10.000      $10.785         0
                                 2007       $10.785      $11.452         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.807         0
                                 2005       $10.807      $11.424         0
                                 2006       $11.424      $12.484         0
                                 2007       $12.484      $13.434         0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927         0
                                 2001       $ 9.927      $ 7.630         0
                                 2002       $ 7.630      $ 5.246         0
                                 2003       $ 5.246      $ 6.942         0
                                 2004       $ 6.942      $ 7.811         0
                                 2005       $ 7.811      $ 8.566         0
                                 2006       $ 8.566      $ 8.311         0
                                 2007       $ 8.311      $ 9.197         0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.356         0
                                 2001       $10.356      $10.534         0
                                 2002       $10.534      $ 7.781         0
                                 2003       $ 7.781      $10.104         0
                                 2004       $10.104      $11.040         0
                                 2005       $11.040      $11.344         0
                                 2006       $11.344      $13.038         0
                                 2007       $13.038      $13.429         0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.807         0
                                 2001       $ 9.807      $ 8.097         0
                                 2002       $ 8.097      $ 5.406         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 5.406      $ 6.551           0
                                 2004       $ 6.551      $ 6.973           0
                                 2005       $ 6.973      $ 7.867           0
                                 2006       $ 7.867      $ 7.679           0
                                 2007       $ 7.679      $ 8.570           0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.682           0
                                 2005       $10.682      $10.840           0
                                 2006       $10.840      $11.647           0
                                 2007       $11.647      $11.751           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.226           0
                                 2005       $11.226      $11.204           0
                                 2006       $11.204      $13.014           0
                                 2007       $13.014      $13.264           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.319           0
                                 2006       $11.319      $13.008       4,583
                                 2007       $13.008      $12.473           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.938           0
                                 2005       $10.938      $11.878           0
                                 2006       $11.878      $13.814           0
                                 2007       $13.814      $14.041           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504           0
                                 2005       $11.504      $12.450           0
                                 2006       $12.450      $14.854           0
                                 2007       $14.854      $16.846           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.844           0
                                 2002       $ 9.844      $ 7.482           0
                                 2003       $ 7.482      $ 9.362           0
                                 2004       $ 9.362      $10.219           0
                                 2005       $10.219      $10.564           0
                                 2006       $10.564      $12.030           0
                                 2007       $12.030      $11.103           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.514           0
                                 2002       $ 8.514      $ 6.506           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 6.506      $ 8.214         0
                                 2004       $ 8.214      $ 9.376         0
                                 2005       $ 9.376      $10.335         0
                                 2006       $10.335      $12.967         0
                                 2007       $12.967      $13.803         0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.287         0
                                 2003       $ 7.287      $10.712         0
                                 2004       $10.712      $13.282         0
                                 2005       $13.282      $13.966         0
                                 2006       $13.966      $16.093         0
                                 2007       $16.093      $13.797         0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817         0
                                 2001       $ 9.817      $ 7.976         0
                                 2002       $ 7.976      $ 5.444         0
                                 2003       $ 5.444      $ 6.680         0
                                 2004       $ 6.680      $ 6.892         0
                                 2005       $ 6.892      $ 7.156         0
                                 2006       $ 7.156      $ 7.413         0
                                 2007       $ 7.413      $ 7.683         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                   OPTION 2

                          MORTALITY & EXPENSE = 1.68


                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129           0
                                 2001       $10.129      $ 6.594           0
                                 2002       $ 6.594      $ 4.920           0
                                 2003       $ 4.920      $ 6.092         826
                                 2004       $ 6.092      $ 6.746         825
                                 2005       $ 6.746      $ 8.162         824
                                 2006       $ 8.162      $ 8.648         823
                                 2007       $ 8.648      $10.165         822
                                 2008       $10.165      $ 5.106         822
                                 2009       $ 5.106      $ 8.500         820
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.494           0
                                 2001       $10.494      $ 9.704      10,388
                                 2002       $ 9.704      $ 7.815      19,689
                                 2003       $ 7.815      $ 9.819      33,534
                                 2004       $ 9.819      $10.462      25,533
                                 2005       $10.462      $10.854      36,899
                                 2006       $10.854      $11.846      30,433
                                 2007       $11.846      $12.127      18,178
                                 2008       $12.127      $ 7.582      15,234
                                 2009       $ 7.582      $ 9.259      15,855
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.127           0
                                 2001       $10.127      $ 6.659       6,558
                                 2002       $ 6.659      $ 5.153      27,362
                                 2003       $ 5.153      $ 6.217      48,892
                                 2004       $ 6.217      $ 6.788      41,361
                                 2005       $ 6.788      $ 7.879      44,749
                                 2006       $ 7.879      $ 8.064      33,366
                                 2007       $ 8.064      $ 9.469      26,821
                                 2008       $ 9.469      $ 4.872      23,995
                                 2009       $ 4.872      $ 8.199      20,619

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.400           0
                                 2001       $10.400      $ 8.344       3,180
                                 2002       $ 8.344      $ 6.446      13,466
                                 2003       $ 6.446      $ 8.170      24,573
                                 2004       $ 8.170      $ 9.048      18,963
                                 2005       $ 9.048      $ 9.662      19,057
                                 2006       $ 9.662      $12.359      15,677
                                 2007       $12.359      $14.033      14,253
                                 2008       $14.033      $ 7.899      14,009
                                 2009       $ 7.899      $ 9.911      12,374
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.868           0
                                 2001       $ 9.868      $ 7.356           0
                                 2002       $ 7.356      $ 5.301           0
                                 2003       $ 5.301      $ 6.829       1,144
                                 2004       $ 6.829      $ 7.549       1,127
                                 2005       $ 7.549      $ 7.920       1,370
                                 2006       $ 7.920      $ 9.225       1,344
                                 2007       $ 9.225      $10.609       1,324
                                 2008       $10.609      $ 5.853       1,301
                                 2009       $ 5.853      $ 5.592           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.318           0
                                 2001       $10.318      $ 9.468         126
                                 2002       $ 9.468      $ 8.136       9,357
                                 2003       $ 8.136      $10.556      14,353
                                 2004       $10.556      $11.919       9,577
                                 2005       $11.919      $12.451      11,113
                                 2006       $12.451      $14.916       7,278
                                 2007       $14.916      $15.681       7,510
                                 2008       $15.681      $ 9.098       4,212
                                 2009       $ 9.098      $10.407       4,363
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.541           0
                                 2001       $ 9.541      $ 5.438         426
                                 2002       $ 5.438      $ 4.961       2,107
                                 2003       $ 4.961      $ 6.225       2,720
                                 2004       $ 6.225      $ 6.717       2,557
                                 2005       $ 6.717      $ 6.743       1,868
                                 2006       $ 6.743      $ 7.240       1,254
                                 2007       $ 7.240      $ 7.408       1,244
                                 2008       $ 7.408      $ 5.594         335
                                 2009       $ 5.594      $ 7.945         290

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.276           0
                                 2001       $10.276      $10.242           0
                                 2002       $10.242      $ 9.137           0
                                 2003       $ 9.137      $10.846       1,796
                                 2004       $10.846      $11.823       1,070
                                 2005       $11.823      $12.423       1,205
                                 2006       $12.423      $13.939         218
                                 2007       $13.939      $14.131         979
                                 2008       $14.131      $10.232         869
                                 2009       $10.232      $12.581       1,510
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $11.192           0
                                 2002       $11.192      $11.601      12,379
                                 2003       $11.601      $12.359      15,998
                                 2004       $12.359      $12.775      11,235
                                 2005       $12.775      $12.968      12,084
                                 2006       $12.968      $13.465      12,224
                                 2007       $13.465      $14.018      12,766
                                 2008       $14.018      $12.542      12,556
                                 2009       $12.542      $15.102      12,121
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.006           0
                                 2001       $10.006      $10.401           0
                                 2002       $10.401      $10.810       2,594
                                 2003       $10.810      $10.856       9,747
                                 2004       $10.856      $10.816      12,536
                                 2005       $10.816      $10.824      16,513
                                 2006       $10.824      $11.089      15,658
                                 2007       $11.089      $11.213      14,516
                                 2008       $11.213      $ 9.372      14,926
                                 2009       $ 9.372      $ 9.738      14,570
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.016           0
                                 2001       $10.016      $10.274       1,302
                                 2002       $10.274      $10.228       8,893
                                 2003       $10.228      $10.115       4,973
                                 2004       $10.115      $10.023       5,949
                                 2005       $10.023      $10.121      13,472
                                 2006       $10.121      $10.402      22,394
                                 2007       $10.402      $10.721      16,764
                                 2008       $10.721      $10.790      25,252
                                 2009       $10.790      $10.602       8,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.218           0
                                 2002       $ 8.218      $ 6.046       5,382
                                 2003       $ 6.046      $ 7.593       7,145
                                 2004       $ 7.593      $ 8.250       5,534
                                 2005       $ 8.250      $ 8.480       6,659
                                 2006       $ 8.480      $ 9.627       5,653
                                 2007       $ 9.627      $ 9.951       4,540
                                 2008       $ 9.951      $ 6.152       4,544
                                 2009       $ 6.152      $ 7.635       3,488
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.071           0
                                 2001       $10.071      $ 8.447      16,545
                                 2002       $ 8.447      $ 7.477      30,864
                                 2003       $ 7.477      $ 9.273      34,527
                                 2004       $ 9.273      $10.054      80,279
                                 2005       $10.054      $10.699      79,224
                                 2006       $10.699      $12.089      58,835
                                 2007       $12.089      $12.900      60,892
                                 2008       $12.900      $ 9.633      39,513
                                 2009       $ 9.633      $11.331      41,225
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139           0
                                 2001       $10.139      $ 7.308       2,704
                                 2002       $ 7.308      $ 5.538       4,008
                                 2003       $ 5.538      $ 6.384       6,900
                                 2004       $ 6.384      $ 7.567       5,496
                                 2005       $ 7.567      $ 8.520       5,897
                                 2006       $ 8.520      $10.071       3,704
                                 2007       $10.071      $11.904       6,042
                                 2008       $11.904      $ 7.803       6,014
                                 2009       $ 7.803      $ 9.142       6,006
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.537           0
                                 2001       $ 9.537      $ 7.308           0
                                 2002       $ 7.308      $ 6.894         949
                                 2003       $ 6.894      $10.137       1,030
                                 2004       $10.137      $12.260       1,920
                                 2005       $12.260      $16.121       2,734
                                 2006       $16.121      $21.720       4,257
                                 2007       $21.720      $29.966       3,247
                                 2008       $29.966      $12.768         351
                                 2009       $12.768      $21.303         999

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.828           0
                                 2001       $ 9.828      $ 7.192           0
                                 2002       $ 7.192      $ 5.072       3,861
                                 2003       $ 5.072      $ 6.224       1,931
                                 2004       $ 6.224      $ 6.590       1,957
                                 2005       $ 6.590      $ 7.491       2,028
                                 2006       $ 7.491      $ 7.661       2,037
                                 2007       $ 7.661      $ 9.174       1,913
                                 2008       $ 9.174      $ 4.579       1,987
                                 2009       $ 4.579      $ 7.447       1,847
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.198           0
                                 2001       $10.198      $ 8.396           0
                                 2002       $ 8.396      $ 6.372           0
                                 2003       $ 6.372      $ 7.976         111
                                 2004       $ 7.976      $ 9.198         453
                                 2005       $ 9.198      $10.036       1,201
                                 2006       $10.036      $12.337       1,172
                                 2007       $12.337      $13.887       1,152
                                 2008       $13.887      $ 7.554         224
                                 2009       $ 7.554      $ 9.834       2,273
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.305           0
                                 2003       $ 7.305      $10.173       1,029
                                 2004       $10.173      $12.152       2,782
                                 2005       $12.152      $14.036       3,298
                                 2006       $14.036      $15.067       2,214
                                 2007       $15.067      $18.155       1,446
                                 2008       $18.155      $ 9.494       1,166
                                 2009       $ 9.494      $14.704       1,950
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.471           0
                                 2002       $ 9.471      $ 6.613       6,599
                                 2003       $ 6.613      $ 9.194       8,897
                                 2004       $ 9.194      $10.349       4,690
                                 2005       $10.349      $11.419       6,683
                                 2006       $11.419      $13.540       6,618
                                 2007       $13.540      $14.343       6,004
                                 2008       $14.343      $ 8.272       5,639
                                 2009       $ 8.272      $11.312       6,503
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.024           0
                                 2001       $10.024      $11.974           0
                                 2002       $11.974      $11.224         356
                                 2003       $11.224      $15.267         915
                                 2004       $15.267      $20.456       1,308
                                 2005       $20.456      $23.523       1,678

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $23.523      $31.901       1,617
                                 2007       $31.901      $25.986       1,573
                                 2008       $25.986      $15.853       1,083
                                 2009       $15.853      $19.989       1,645
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.116         203
                                 2005       $11.116      $12.135         194
                                 2006       $12.135      $12.508         199
                                 2007       $12.508      $14.449         179
                                 2008       $14.449      $ 7.546         222
                                 2009       $ 7.546      $11.592         197
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.043       2,151
                                 2003       $ 8.043      $10.350       7,639
                                 2004       $10.350      $11.973       9,193
                                 2005       $11.973      $12.277      19,535
                                 2006       $12.277      $14.024      16,587
                                 2007       $14.024      $13.494      16,310
                                 2008       $13.494      $ 8.527      14,374
                                 2009       $ 8.527      $10.788      16,348
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.837           0
                                 2001       $ 9.837      $ 5.754           0
                                 2002       $ 5.754      $ 3.620       5,789
                                 2003       $ 3.620      $ 4.528       4,743
                                 2004       $ 4.528      $ 4.761       5,792
                                 2005       $ 4.761      $ 5.049       9,459
                                 2006       $ 5.049      $ 5.101       8,374
                                 2007       $ 5.101      $ 5.861       8,502
                                 2008       $ 5.861      $ 2.937       4,980
                                 2009       $ 2.937      $ 4.791       2,273
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 6.316           0
                                 2002       $ 6.316      $ 4.612           0
                                 2003       $ 4.612      $ 5.868         202
                                 2004       $ 5.868      $ 6.146       1,252
                                 2005       $ 6.146      $ 6.571       1,329
                                 2006       $ 6.571      $ 6.863       1,441
                                 2007       $ 6.863      $ 7.551       1,548
                                 2008       $ 7.551      $ 4.265       1,544
                                 2009       $ 4.265      $ 5.073       1,712

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.158           0
                                 2001       $10.158      $ 8.307           0
                                 2002       $ 8.307      $ 5.534           0
                                 2003       $ 5.534      $ 6.800         122
                                 2004       $ 6.800      $ 7.066         126
                                 2005       $ 7.066      $ 7.334         131
                                 2006       $10.000      $10.785         102
                                 2007       $10.785      $11.452         100
                                 2008       $11.452      $ 7.861          98
                                 2009       $ 7.861      $ 9.907       2,128
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.807           0
                                 2005       $10.807      $11.424         739
                                 2006       $11.424      $12.484         723
                                 2007       $12.484      $13.434           0
                                 2008       $13.434      $ 9.433           0
                                 2009       $ 9.433      $12.066           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 6.808           0
                                 2002       $ 6.808      $ 4.681           0
                                 2003       $ 4.681      $ 6.194          25
                                 2004       $ 6.194      $ 6.969       4,201
                                 2005       $ 6.969      $ 7.643       5,091
                                 2006       $ 7.643      $ 7.415       5,175
                                 2007       $ 7.415      $ 8.206       5,367
                                 2008       $ 8.206      $ 4.627       3,926
                                 2009       $ 4.627      $ 6.040       4,166
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.356           0
                                 2001       $10.356      $10.108           0
                                 2002       $10.108      $ 7.467      10,597
                                 2003       $ 7.467      $ 9.696       9,853
                                 2004       $ 9.696      $10.594       7,909
                                 2005       $10.594      $10.886      11,801
                                 2006       $10.886      $12.511      11,751
                                 2007       $12.511      $12.886      10,537
                                 2008       $12.886      $ 7.507       9,508
                                 2009       $ 7.507      $ 8.875       6,654
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.807           0
                                 2001       $ 9.807      $ 7.294           0
                                 2002       $ 7.294      $ 4.869           0
                                 2003       $ 4.869      $ 5.901           0
                                 2004       $ 5.901      $ 6.281           0
                                 2005       $ 6.281      $ 7.086           0
                                 2006       $ 7.086      $ 6.917           0
                                 2007       $ 6.917      $ 7.719           0
                                 2008       $ 7.719      $ 4.563           0
                                 2009       $ 4.563      $ 6.146           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.682           0
                                 2005       $10.682      $10.840           0
                                 2006       $10.840      $11.647           0
                                 2007       $11.647      $11.751           0
                                 2008       $11.751      $ 8.845           0
                                 2009       $ 8.845      $12.399           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.226           0
                                 2005       $11.226      $11.204       1,344
                                 2006       $11.204      $13.014       1,371
                                 2007       $13.014      $13.264           0
                                 2008       $13.264      $ 9.166       3,005
                                 2009       $ 9.166      $12.209       3,005
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.319         850
                                 2006       $11.319      $13.008         832
                                 2007       $13.008      $12.473           0
                                 2008       $12.473      $ 8.207           0
                                 2009       $ 8.207      $10.413         926
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.938           0
                                 2005       $10.938      $11.878       1,333
                                 2006       $11.878      $13.814       1,317
                                 2007       $13.814      $14.041           0
                                 2008       $14.041      $ 8.674           0
                                 2009       $ 8.674      $10.741         927
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504       1,509
                                 2005       $11.504      $12.451       4,832
                                 2006       $12.451      $14.856       4,678
                                 2007       $14.856      $16.848       3,261
                                 2008       $16.848      $ 9.867       2,676
                                 2009       $ 9.867      $13.284       4,063
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.224           0
                                 2001       $10.224      $ 9.697           0
                                 2002       $ 9.697      $ 7.370           0
                                 2003       $ 7.370      $ 9.223           0
                                 2004       $ 9.223      $10.067           0
                                 2005       $10.067      $10.406           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $10.406      $11.850           0
                                 2007       $11.850      $10.937           0
                                 2008       $10.937      $ 6.586           0
                                 2009       $ 6.586      $ 8.399           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.315           0
                                 2001       $10.315      $ 8.204           0
                                 2002       $ 8.204      $ 6.269       4,846
                                 2003       $ 6.269      $ 7.915       4,320
                                 2004       $ 7.915      $ 9.035       4,289
                                 2005       $ 9.035      $ 9.959       3,790
                                 2006       $ 9.959      $12.496       3,745
                                 2007       $12.496      $13.301       3,714
                                 2008       $13.301      $ 7.323       3,811
                                 2009       $ 7.323      $ 8.966       1,972
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.287           0
                                 2003       $ 7.287      $10.712       2,197
                                 2004       $10.712      $13.282       2,174
                                 2005       $13.282      $13.966       1,863
                                 2006       $13.966      $16.093         809
                                 2007       $16.093      $13.797         180
                                 2008       $13.797      $ 8.218         216
                                 2009       $ 8.218      $10.619         218
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.816           0
                                 2001       $ 9.816      $ 7.089           0
                                 2002       $ 7.089      $ 4.839           0
                                 2003       $ 4.839      $ 5.937          26
                                 2004       $ 5.937      $ 6.126           4
                                 2005       $ 6.126      $ 6.361           4
                                 2006       $ 6.361      $ 6.589           0
                                 2007       $ 6.589      $ 6.829           0
                                 2008       $ 6.829      $ 4.224           0
                                 2009       $ 4.224      $ 6.801           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.823           0
                                 2003       $ 8.823      $10.927           0
                                 2004       $10.927      $12.099           0
                                 2005       $12.099      $14.639           0
                                 2006       $14.639      $15.510           0
                                 2007       $15.510      $18.230           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.532           0
                                 2003       $ 8.532      $10.719         541
                                 2004       $10.719      $11.421         520
                                 2005       $11.421      $11.849         499
                                 2006       $11.849      $12.932         479
                                 2007       $12.932      $13.239           0
                                 2008       $13.239      $ 8.277           0
                                 2009       $ 8.277      $10.108           0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.737           0
                                 2003       $ 8.737      $10.540       1,488
                                 2004       $10.540      $11.508       1,430
                                 2005       $11.508      $13.358       1,372
                                 2006       $13.358      $13.672       1,317
                                 2007       $13.672      $16.054           0
                                 2008       $16.054      $ 8.260           0
                                 2009       $ 8.260      $13.901           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.304           0
                                 2003       $ 8.304      $10.526         549
                                 2004       $10.526      $11.657         548
                                 2005       $11.657      $12.447         547
                                 2006       $12.447      $15.922         546

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $15.922      $18.079         546
                                 2008       $18.079      $10.176         545
                                 2009       $10.176      $12.768         544
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.584           0
                                 2003       $ 8.584      $11.057           0
                                 2004       $11.057      $12.224           0
                                 2005       $12.224      $12.825           0
                                 2006       $12.825      $14.937           0
                                 2007       $14.937      $17.179           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2002       $10.000      $ 8.611           0
                                 2003       $ 8.611      $11.172       1,219
                                 2004       $11.172      $12.614       1,178
                                 2005       $12.614      $13.178       1,141
                                 2006       $13.178      $15.786       1,100
                                 2007       $15.786      $16.595           0
                                 2008       $16.595      $ 9.629           0
                                 2009       $ 9.629      $11.014           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.625           0
                                 2003       $ 9.625      $12.077           0
                                 2004       $12.077      $13.032           0
                                 2005       $13.032      $13.082           0
                                 2006       $13.082      $14.046           0
                                 2007       $14.046      $14.373           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.379           0
                                 2003       $ 9.379      $11.134           0
                                 2004       $11.134      $12.137           0
                                 2005       $12.137      $12.753           0
                                 2006       $12.753      $14.309           0
                                 2007       $14.309      $14.505           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2002       $10.000      $10.415           0
                                 2003       $10.415      $11.095         403
                                 2004       $11.095      $11.470         424
                                 2005       $11.470      $11.642         456
                                 2006       $11.642      $12.089         513
                                 2007       $12.089      $12.585           0
                                 2008       $12.585      $11.260           0
                                 2009       $11.260      $13.559           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2002       $10.000      $10.142           0
                                 2003       $10.142      $10.185           0
                                 2004       $10.185      $10.148           0
                                 2005       $10.148      $10.155           0
                                 2006       $10.155      $10.404           0
                                 2007       $10.404      $10.520           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.972           0
                                 2003       $ 9.972      $ 9.861           0
                                 2004       $ 9.861      $ 9.771           0
                                 2005       $ 9.771      $ 9.867           0
                                 2006       $ 9.867      $10.141           0
                                 2007       $10.141      $10.452           0
                                 2008       $10.452      $10.519           0
                                 2009       $10.519      $10.336           0
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.065           0
                                 2003       $ 9.065      $11.386           0
                                 2004       $11.386      $12.370           0
                                 2005       $12.370      $12.716           0
                                 2006       $12.716      $14.436           0
                                 2007       $14.436      $14.922           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.435           0
                                 2003       $ 9.435      $11.701       1,991
                                 2004       $11.701      $12.687       1,947
                                 2005       $12.687      $13.501       1,896
                                 2006       $13.501      $15.255       1,843
                                 2007       $15.255      $16.278           0
                                 2008       $16.278      $12.156           0
                                 2009       $12.156      $14.299           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2002       $10.000      $ 9.337           0
                                 2003       $ 9.337      $10.763         627
                                 2004       $10.763      $12.758         602
                                 2005       $12.758      $14.366         578
                                 2006       $14.366      $16.981         555
                                 2007       $16.981      $20.072           0
                                 2008       $20.072      $13.157           0
                                 2009       $13.157      $15.414           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.882           0
                                 2003       $ 8.882      $13.059         122
                                 2004       $13.059      $15.794         116
                                 2005       $15.794      $20.769          97
                                 2006       $20.769      $27.982          83
                                 2007       $27.982      $38.605           0
                                 2008       $38.605      $16.449           0
                                 2009       $16.449      $27.444           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.919          0
                                 2003       $ 8.919      $10.946        473
                                 2004       $10.946      $11.589        473
                                 2005       $11.589      $13.174        472
                                 2006       $13.174      $13.473        471
                                 2007       $13.473      $16.134        471
                                 2008       $16.134      $ 8.053        470
                                 2009       $ 8.053      $13.097        469
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.432          0
                                 2003       $ 8.432      $10.554          0
                                 2004       $10.554      $12.171          0
                                 2005       $12.171      $13.280          0
                                 2006       $13.280      $16.326          0
                                 2007       $16.326      $18.376          0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.683          0
                                 2003       $ 8.683      $12.092          0
                                 2004       $12.092      $14.445          0
                                 2005       $14.445      $16.684          0
                                 2006       $16.684      $17.910          0
                                 2007       $17.910      $21.580          0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.855          0
                                 2003       $ 8.855      $12.310        251
                                 2004       $12.310      $13.857        256
                                 2005       $13.857      $15.289        242
                                 2006       $15.289      $18.129        238
                                 2007       $18.129      $19.204          0
                                 2008       $19.204      $11.076          0
                                 2009       $11.076      $15.146          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.930          0
                                 2003       $ 8.930      $12.147        125
                                 2004       $12.147      $16.276        109
                                 2005       $16.276      $18.716         99
                                 2006       $18.716      $25.383         84
                                 2007       $25.383      $20.676          0
                                 2008       $20.676      $12.613          0
                                 2009       $12.613      $15.904          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.116           0
                                 2005       $11.116      $12.132           0
                                 2006       $12.132      $12.505           0
                                 2007       $12.505      $14.445           0
                                 2008       $14.445      $ 7.544           0
                                 2009       $ 7.544      $11.589           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 9.119           0
                                 2003       $ 9.119      $11.735         402
                                 2004       $11.735      $13.575         386
                                 2005       $13.575      $13.919         395
                                 2006       $13.919      $15.901         395
                                 2007       $15.901      $15.300           0
                                 2008       $15.300      $ 9.668           0
                                 2009       $ 9.668      $12.231           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.379           0
                                 2003       $ 8.379      $10.482         238
                                 2004       $10.482      $11.022         238
                                 2005       $11.022      $11.687         237
                                 2006       $11.687      $11.809         237
                                 2007       $11.809      $13.567         237
                                 2008       $13.567      $ 6.798         236
                                 2009       $ 6.798      $11.091         236
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2002       $10.000      $ 9.021           0
                                 2003       $ 9.021      $11.479           0
                                 2004       $11.479      $12.023           0
                                 2005       $12.023      $12.856           0
                                 2006       $12.856      $13.425           0
                                 2007       $13.425      $14.771           0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2002       $10.000      $ 8.972           0
                                 2003       $ 8.972      $11.024       1,048
                                 2004       $11.024      $11.454       1,023
                                 2005       $11.454      $11.889         997
                                 2006       $10.000      $10.785       1,213
                                 2007       $10.785      $11.452         500
                                 2008       $11.452      $ 7.861         499
                                 2009       $ 7.861      $ 9.907         498
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.807           0
                                 2005       $10.807      $11.424           0
                                 2006       $11.424      $12.484           0
                                 2007       $12.484      $13.434           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2002       $10.000      $ 9.003          0
                                 2003       $ 9.003      $11.913          0
                                 2004       $11.913      $13.404          0
                                 2005       $13.404      $14.700          0
                                 2006       $14.700      $14.262          0
                                 2007       $14.262      $15.783          0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2002       $10.000      $ 9.059          0
                                 2003       $ 9.059      $11.764        713
                                 2004       $11.764      $12.853        686
                                 2005       $12.853      $13.208        658
                                 2006       $13.208      $15.179        631
                                 2007       $15.179      $15.634          0
                                 2008       $15.634      $ 9.108          0
                                 2009       $ 9.108      $10.768          0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2002       $10.000      $ 8.939          0
                                 2003       $ 8.939      $10.833          0
                                 2004       $10.833      $11.530          0
                                 2005       $11.530      $13.009          0
                                 2006       $13.009      $12.698          0
                                 2007       $12.698      $14.171          0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.682          0
                                 2005       $10.682      $10.840          0
                                 2006       $10.840      $11.647          0
                                 2007       $11.647      $11.751          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.226          0
                                 2005       $11.226      $11.204          0
                                 2006       $11.204      $13.014          0
                                 2007       $13.014      $13.264          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.319          0
                                 2006       $11.319      $13.008          0
                                 2007       $13.008      $12.473          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.938           0
                                 2005       $10.938      $11.878           0
                                 2006       $11.878      $13.814           0
                                 2007       $13.814      $14.041           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504           0
                                 2005       $11.504      $12.450           0
                                 2006       $12.450      $14.854           0
                                 2007       $14.854      $16.846           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $ 8.994           0
                                 2003       $ 8.994      $11.255       1,212
                                 2004       $11.255      $12.285       1,195
                                 2005       $12.285      $12.700       1,178
                                 2006       $12.700      $14.462       1,164
                                 2007       $14.462      $13.347           0
                                 2008       $13.347      $ 8.038           0
                                 2009       $ 8.038      $10.250           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $ 8.497           0
                                 2003       $ 8.497      $10.729           0
                                 2004       $10.729      $12.247           0
                                 2005       $12.247      $13.499           0
                                 2006       $13.499      $16.937           0
                                 2007       $16.937      $18.029           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 8.034           0
                                 2003       $ 8.034      $11.811           0
                                 2004       $11.811      $14.645           0
                                 2005       $14.645      $15.399           0
                                 2006       $15.399      $17.744           0
                                 2007       $17.744      $15.213           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $ 8.981           0
                                 2003       $ 8.981      $11.021           0
                                 2004       $11.021      $11.371           0
                                 2005       $11.371      $11.807           0
                                 2006       $11.807      $12.230           0
                                 2007       $12.230      $12.676           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
              COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.69



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129            0
                                 2001       $10.129      $ 7.117       25,339
                                 2002       $ 7.117      $ 5.410       27,103
                                 2003       $ 5.410      $ 6.699       28,266
                                 2004       $ 6.699      $ 7.417       26,075
                                 2005       $ 7.417      $ 8.974       25,801
                                 2006       $ 8.974      $ 9.507       25,208
                                 2007       $ 9.507      $11.173       23,141
                                 2008       $11.173      $ 5.612       23,136
                                 2009       $ 5.612      $ 9.342       25,878
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.496            0
                                 2001       $10.496      $ 9.772       82,875
                                 2002       $ 9.772      $ 7.869       92,065
                                 2003       $ 7.869      $ 9.885      126,141
                                 2004       $ 9.885      $10.532       97,863
                                 2005       $10.532      $10.925       81,167
                                 2006       $10.925      $11.923       73,240
                                 2007       $11.923      $12.205       66,472
                                 2008       $12.205      $ 7.630       63,301
                                 2009       $ 7.630      $ 9.316       56,711
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128            0
                                 2001       $10.128      $ 7.274      139,672
                                 2002       $ 7.274      $ 5.629      149,747
                                 2003       $ 5.629      $ 6.790      114,285
                                 2004       $ 6.790      $ 7.413       86,778
                                 2005       $ 7.413      $ 8.604       61,508
                                 2006       $ 8.604      $ 8.806       44,228
                                 2007       $ 8.806      $10.339       45,750
                                 2008       $10.339      $ 5.319       45,943
                                 2009       $ 5.319      $ 8.950       44,831

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $ 8.401      40,707
                                 2002       $ 8.401      $ 6.489      53,867
                                 2003       $ 6.489      $ 8.225      27,866
                                 2004       $ 8.225      $ 9.108      19,440
                                 2005       $ 9.108      $ 9.724      16,477
                                 2006       $ 9.724      $12.438      15,678
                                 2007       $12.438      $14.121      13,569
                                 2008       $14.121      $ 7.947      12,370
                                 2009       $ 7.947      $ 9.971       7,506
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 7.431      18,778
                                 2002       $ 7.431      $ 5.780       4,312
                                 2003       $ 5.780      $ 7.444       4,190
                                 2004       $ 7.444      $ 8.229       3,085
                                 2005       $ 8.229      $ 8.633         747
                                 2006       $ 8.633      $10.053         737
                                 2007       $10.053      $11.561         707
                                 2008       $11.561      $ 6.378         704
                                 2009       $ 6.378      $ 6.092           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.501      23,606
                                 2002       $ 9.501      $ 8.164      34,121
                                 2003       $ 8.164      $10.592      51,184
                                 2004       $10.592      $11.957      48,062
                                 2005       $11.957      $12.491      39,468
                                 2006       $12.491      $14.962      38,836
                                 2007       $14.962      $15.727      43,019
                                 2008       $15.727      $ 9.124      43,009
                                 2009       $ 9.124      $10.435      41,901
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542           0
                                 2001       $ 9.542      $ 6.209       2,570
                                 2002       $ 6.209      $ 5.663       5,380
                                 2003       $ 5.663      $ 7.106       6,300
                                 2004       $ 7.106      $ 7.666       4,535
                                 2005       $ 7.666      $ 7.695       5,392
                                 2006       $ 7.695      $ 8.261       3,671
                                 2007       $ 8.261      $ 8.453       3,741
                                 2008       $ 8.453      $ 6.382       3,660
                                 2009       $ 6.382      $ 9.063       2,493

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277           0
                                 2001       $10.277      $10.326          11
                                 2002       $10.326      $ 9.368      30,977
                                 2003       $ 9.368      $11.119      21,311
                                 2004       $11.119      $12.119      18,924
                                 2005       $12.119      $12.733      10,961
                                 2006       $12.733      $14.285      10,201
                                 2007       $14.285      $14.480       8,086
                                 2008       $14.480      $10.484       7,894
                                 2009       $10.484      $12.889       7,613
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.780      46,655
                                 2002       $10.780      $11.173      20,623
                                 2003       $11.173      $11.902      17,910
                                 2004       $11.902      $12.302      16,913
                                 2005       $12.302      $12.486       8,392
                                 2006       $12.486      $12.963       6,825
                                 2007       $12.963      $13.494       8,094
                                 2008       $13.494      $12.072       6,245
                                 2009       $12.072      $14.535       3,750
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.489       4,863
                                 2002       $10.489      $10.721      16,691
                                 2003       $10.721      $10.765       4,921
                                 2004       $10.765      $10.725       1,129
                                 2005       $10.725      $10.732       1,218
                                 2006       $10.732      $10.993       1,193
                                 2007       $10.993      $11.115         773
                                 2008       $11.115      $ 9.290         772
                                 2009       $ 9.290      $ 9.651       1,519
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.222      42,162
                                 2002       $10.222      $10.175      23,643
                                 2003       $10.175      $10.061      18,215
                                 2004       $10.061      $ 9.968       7,858
                                 2005       $ 9.968      $10.065      11,203
                                 2006       $10.065      $10.343      11,387
                                 2007       $10.343      $10.660      11,278
                                 2008       $10.660      $10.727      16,606
                                 2009       $10.727      $10.539      10,338

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.601      42,471
                                 2002       $ 8.601      $ 6.549      27,039
                                 2003       $ 6.549      $ 8.224      16,303
                                 2004       $ 8.224      $ 8.934      12,033
                                 2005       $ 8.934      $ 9.183      10,921
                                 2006       $ 9.183      $10.424       3,029
                                 2007       $10.424      $10.774       2,119
                                 2008       $10.774      $ 6.660         926
                                 2009       $ 6.660      $ 8.264         944
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.072           0
                                 2001       $10.072      $ 8.885      67,992
                                 2002       $ 8.885      $ 7.864      60,627
                                 2003       $ 7.864      $ 9.752      47,003
                                 2004       $ 9.752      $10.572      37,597
                                 2005       $10.572      $11.250      25,324
                                 2006       $11.250      $12.710      11,762
                                 2007       $12.710      $13.561      10,523
                                 2008       $13.561      $10.126       9,676
                                 2009       $10.126      $11.909       9,509
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139           0
                                 2001       $10.139      $ 7.394      33,478
                                 2002       $ 7.394      $ 5.602      26,391
                                 2003       $ 5.602      $ 6.457      47,205
                                 2004       $ 6.457      $ 7.653      37,897
                                 2005       $ 7.653      $ 8.617      36,090
                                 2006       $ 8.617      $10.184      31,227
                                 2007       $10.184      $12.037      30,951
                                 2008       $12.037      $ 7.889      30,920
                                 2009       $ 7.889      $ 9.242      28,116
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.760       6,110
                                 2002       $ 8.760      $ 7.838       5,442
                                 2003       $ 7.838      $11.524       5,563
                                 2004       $11.524      $13.936       4,008
                                 2005       $13.936      $18.324       4,745
                                 2006       $18.324      $24.685       8,155
                                 2007       $24.685      $34.053       7,690
                                 2008       $34.053      $14.508       6,894
                                 2009       $14.508      $24.204       8,118

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.194      27,025
                                 2002       $ 8.194      $ 5.806       9,582
                                 2003       $ 5.806      $ 7.125       8,958
                                 2004       $ 7.125      $ 7.542       6,500
                                 2005       $ 7.542      $ 8.573       7,861
                                 2006       $ 8.573      $ 8.767       9,235
                                 2007       $ 8.767      $10.497       8,522
                                 2008       $10.497      $ 5.239      11,699
                                 2009       $ 5.239      $ 8.519      11,889
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.084       3,255
                                 2002       $ 8.084      $ 6.606       3,203
                                 2003       $ 6.606      $ 8.267       1,719
                                 2004       $ 8.267      $ 9.533       2,270
                                 2005       $ 9.533      $10.401       2,243
                                 2006       $10.401      $12.785       3,266
                                 2007       $12.785      $14.389       3,269
                                 2008       $14.389      $ 7.826       3,012
                                 2009       $ 7.826      $10.188       3,315
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.304         160
                                 2003       $ 7.304      $10.171       1,909
                                 2004       $10.171      $12.149       7,342
                                 2005       $12.149      $14.030      14,689
                                 2006       $14.030      $15.060       3,722
                                 2007       $15.060      $18.144       4,198
                                 2008       $18.144      $ 9.487       3,458
                                 2009       $ 9.487      $14.692       4,823
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.816       5,227
                                 2002       $ 9.816      $ 6.940       7,785
                                 2003       $ 6.940      $ 9.646      12,229
                                 2004       $ 9.646      $10.858      12,204
                                 2005       $10.858      $11.979      18,421
                                 2006       $11.979      $14.202      17,977
                                 2007       $14.202      $15.043      19,441
                                 2008       $15.043      $ 8.675      18,758
                                 2009       $ 8.675      $11.862      18,477
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $10.815       2,973
                                 2002       $10.815      $10.467       7,607
                                 2003       $10.467      $14.236      16,619
                                 2004       $14.236      $19.073      12,940
                                 2005       $19.073      $21.931      14,111

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $21.931      $29.739      12,811
                                 2007       $29.739      $24.222      11,837
                                 2008       $24.222      $14.775      10,559
                                 2009       $14.775      $18.628      11,090
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $12.130           0
                                 2006       $12.130      $12.502         194
                                 2007       $12.502      $14.440           0
                                 2008       $14.440      $ 7.541           0
                                 2009       $ 7.541      $11.582         189
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.043       6,510
                                 2003       $ 8.043      $10.348      19,932
                                 2004       $10.348      $11.970      19,541
                                 2005       $11.970      $12.272      26,871
                                 2006       $12.272      $14.018      27,948
                                 2007       $14.018      $13.486      28,321
                                 2008       $13.486      $ 8.521      26,727
                                 2009       $ 8.521      $10.779      29,642
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 6.619      29,475
                                 2002       $ 6.619      $ 4.390      41,330
                                 2003       $ 4.390      $ 5.491      15,371
                                 2004       $ 5.491      $ 5.773      12,790
                                 2005       $ 5.773      $ 6.121      12,098
                                 2006       $ 6.121      $ 6.184      11,668
                                 2007       $ 6.184      $ 7.104       9,893
                                 2008       $ 7.104      $ 3.559       7,331
                                 2009       $ 3.559      $ 5.806       7,365
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 7.456       2,415
                                 2002       $ 7.456      $ 5.540       3,758
                                 2003       $ 5.540      $ 7.048       5,875
                                 2004       $ 7.048      $ 7.382       2,400
                                 2005       $ 7.382      $ 7.892       4,735
                                 2006       $ 7.892      $ 8.240       6,468
                                 2007       $ 8.240      $ 9.066       4,307
                                 2008       $ 9.066      $ 5.121       3,928
                                 2009       $ 5.121      $ 6.090       2,586

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159           0
                                 2001       $10.159      $ 8.724      13,177
                                 2002       $ 8.724      $ 5.976       8,868
                                 2003       $ 5.976      $ 7.342       7,625
                                 2006       $10.000      $10.785       4,202
                                 2007       $10.785      $11.450       3,757
                                 2008       $11.450      $ 7.859       2,861
                                 2009       $ 7.859      $ 9.904       2,408
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.806           0
                                 2005       $10.806      $11.422           0
                                 2006       $11.422      $12.481           0
                                 2007       $12.481      $13.429           0
                                 2008       $13.429      $ 9.429           0
                                 2009       $ 9.429      $12.059           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 7.444       3,249
                                 2002       $ 7.444      $ 5.245       2,288
                                 2003       $ 5.245      $ 6.940       4,861
                                 2004       $ 6.940      $ 7.807       2,297
                                 2005       $ 7.807      $ 8.562       2,143
                                 2006       $ 8.562      $ 8.306         268
                                 2007       $ 8.306      $ 9.191         279
                                 2008       $ 9.191      $ 5.182         278
                                 2009       $ 5.182      $ 6.763         302
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.189      24,208
                                 2002       $10.189      $ 7.780      35,560
                                 2003       $ 7.780      $10.101      40,357
                                 2004       $10.101      $11.036      16,427
                                 2005       $11.036      $11.339      10,124
                                 2006       $11.339      $13.030       8,856
                                 2007       $13.030      $13.419      10,400
                                 2008       $13.419      $ 7.817       8,262
                                 2009       $ 7.817      $ 9.241       6,692
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.808           0
                                 2001       $ 9.808      $ 7.956       4,364
                                 2002       $ 7.956      $ 5.405         294
                                 2003       $ 5.405      $ 6.549      19,631
                                 2004       $ 6.549      $ 6.970         310
                                 2005       $ 6.970      $ 7.863         300
                                 2006       $ 7.863      $ 7.674       2,596
                                 2007       $ 7.674      $ 8.564       1,759
                                 2008       $ 8.564      $ 5.062       1,723
                                 2009       $ 5.062      $ 6.817       2,356

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.681           0
                                 2005       $10.681      $10.838           0
                                 2006       $10.838      $11.644           0
                                 2007       $11.644      $11.746           0
                                 2008       $11.746      $ 8.841           0
                                 2009       $ 8.841      $12.392         821
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.225         506
                                 2005       $11.225      $11.203       2,906
                                 2006       $11.203      $13.012      15,516
                                 2007       $13.013      $13.261      15,848
                                 2008       $13.261      $ 9.162       5,563
                                 2009       $ 9.162      $12.203       5,688
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.318           0
                                 2006       $11.318      $13.006      15,142
                                 2007       $13.006      $12.470      15,239
                                 2008       $12.470      $ 8.204      15,074
                                 2009       $ 8.204      $10.408      14,971
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.937         144
                                 2005       $10.937      $11.877         940
                                 2006       $11.877      $13.812         939
                                 2007       $13.810      $14.036       2,310
                                 2008       $14.036      $ 8.671       1,463
                                 2009       $ 8.671      $10.736       1,360
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504         141
                                 2005       $11.504      $12.449       3,600
                                 2006       $12.449      $14.851       4,436
                                 2007       $14.850      $16.840       4,517
                                 2008       $16.840      $ 9.862       1,826
                                 2009       $ 9.862      $13.276       5,433
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.230      $ 9.400       1,125
                                 2002       $ 9.400      $ 7.480       4,191
                                 2003       $ 7.480      $ 9.360       2,965
                                 2004       $ 9.360      $10.215       2,684
                                 2005       $10.215      $10.559       2,427
                                 2006       $10.559      $12.023       2,957
                                 2007       $12.023      $11.095       3,835
                                 2008       $11.095      $ 6.681       3,552
                                 2009       $ 6.681      $ 8.519       3,203

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.043       3,661
                                 2002       $ 8.043      $ 6.504       2,746
                                 2003       $ 6.504      $ 8.212       2,389
                                 2004       $ 8.212      $ 9.372       1,402
                                 2005       $ 9.372      $10.330       1,569
                                 2006       $10.330      $12.960       1,540
                                 2007       $12.960      $13.793         949
                                 2008       $13.793      $ 7.594         960
                                 2009       $ 7.594      $ 9.296         987
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.286       3,261
                                 2003       $ 7.286      $10.710       2,542
                                 2004       $10.710      $13.278         276
                                 2005       $13.278      $13.961         276
                                 2006       $13.961      $16.085           0
                                 2007       $16.085      $13.789           0
                                 2008       $13.789      $ 8.213           0
                                 2009       $ 8.213      $10.611           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817           0
                                 2001       $ 9.820      $ 7.542       3,758
                                 2002       $ 7.540      $ 5.443       4,247
                                 2003       $ 5.443      $ 6.678      15,540
                                 2004       $ 6.678      $ 6.889       2,945
                                 2005       $ 6.889      $ 7.153       2,948
                                 2006       $ 7.153      $ 7.408       1,645
                                 2007       $ 7.408      $ 7.678       1,652
                                 2008       $ 7.678      $ 4.749         324
                                 2009       $ 4.749      $ 7.645         267



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129           0
                                 2001       $10.129      $ 7.250           0
                                 2002       $ 7.250      $ 5.404           0
                                 2003       $ 5.404      $ 6.687           0
                                 2004       $ 6.687      $ 7.399           0
                                 2005       $ 7.399      $ 8.947           0
                                 2006       $ 8.947      $ 9.472           0
                                 2007       $ 9.472      $11.126           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495           0
                                 2001       $10.495      $ 9.765       3,793
                                 2002       $ 9.765      $ 7.859       5,739
                                 2003       $ 7.859      $ 9.867       6,873
                                 2004       $ 9.867      $10.506       1,133
                                 2005       $10.506      $10.892           0
                                 2006       $10.892      $11.880           0
                                 2007       $11.880      $12.153           0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128           0
                                 2001       $10.128      $ 7.270       5,498
                                 2002       $ 7.270      $ 5.622       9,016
                                 2003       $ 5.622      $ 6.778       9,013
                                 2004       $ 6.778      $ 7.395         788
                                 2005       $ 7.395      $ 8.578         786
                                 2006       $ 8.578      $ 8.774           0
                                 2007       $ 8.774      $10.295           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.400           0
                                 2001       $10.400      $ 8.396           0
                                 2002       $ 8.396      $ 6.481           0
                                 2003       $ 6.481      $ 8.210           0
                                 2004       $ 8.210      $ 9.086           0
                                 2005       $ 9.086      $ 9.695           0
                                 2006       $ 9.695      $12.393           0
                                 2007       $12.393      $14.062           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.868           0
                                 2001       $ 9.868      $ 8.018           0
                                 2002       $ 8.018      $ 5.773           0
                                 2003       $ 5.773      $ 7.431           0
                                 2004       $ 7.431      $ 8.209           0
                                 2005       $ 8.209      $ 8.607           0
                                 2006       $ 8.607      $10.017           0
                                 2007       $10.017      $11.513           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.495       3,784
                                 2002       $ 9.495      $ 8.155       6,045
                                 2003       $ 8.155      $10.573       6,044
                                 2004       $10.573      $11.929           0
                                 2005       $11.929      $12.453           0
                                 2006       $12.453      $14.908           0
                                 2007       $14.908      $15.661           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.541           0
                                 2001       $ 9.541      $ 6.205           0
                                 2002       $ 6.205      $ 5.656           0
                                 2003       $ 5.656      $ 7.093           0
                                 2004       $ 7.093      $ 7.648           0
                                 2005       $ 7.648      $ 7.672           0
                                 2006       $ 7.672      $ 8.232           0
                                 2007       $ 8.232      $ 8.417           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.277           0
                                 2001       $10.277      $10.498           0
                                 2002       $10.498      $ 9.356           0
                                 2003       $ 9.356      $11.099           0
                                 2004       $11.099      $12.090           0
                                 2005       $12.090      $12.695           0
                                 2006       $12.695      $14.234           0
                                 2007       $14.234      $14.419           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.774         506
                                 2002       $10.774      $11.159         504
                                 2003       $11.159      $11.880         503
                                 2004       $11.880      $12.272         502
                                 2005       $12.272      $12.448         500
                                 2006       $12.448      $12.917           0
                                 2007       $12.917      $13.438           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.010           0
                                 2001       $10.010      $10.313           0
                                 2002       $10.313      $10.708           0
                                 2003       $10.708      $10.746           0
                                 2004       $10.746      $10.699           0
                                 2005       $10.699      $10.699           0
                                 2006       $10.699      $10.953           0
                                 2007       $10.953      $11.068           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.016           0
                                 2001       $10.016      $10.215      14,901
                                 2002       $10.215      $10.162           0
                                 2003       $10.162      $10.043           0
                                 2004       $10.043      $ 9.944           0
                                 2005       $ 9.944      $10.035           0
                                 2006       $10.035      $10.306           0
                                 2007       $10.306      $10.615           0
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $10.313           0
                                 2002       $10.313      $ 6.541       6,883
                                 2003       $ 6.541      $ 8.209       9,787
                                 2004       $ 8.209      $ 8.912       2,903
                                 2005       $ 8.912      $ 9.155           0
                                 2006       $ 9.155      $10.386           0
                                 2007       $10.386      $10.728           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.071           0
                                 2001       $10.071      $ 8.879       4,132
                                 2002       $ 8.879      $ 7.854       6,639
                                 2003       $ 7.854      $ 9.734       6,638
                                 2004       $ 9.734      $10.547           0
                                 2005       $10.547      $11.216           0
                                 2006       $11.216      $12.664           0
                                 2007       $12.664      $13.504           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139         0
                                 2001       $10.139      $ 7.390         0
                                 2002       $ 7.390      $ 5.595         0
                                 2003       $ 5.595      $ 6.445         0
                                 2004       $ 6.445      $ 7.635         0
                                 2005       $ 7.635      $ 8.591         0
                                 2006       $ 8.591      $10.147         0
                                 2007       $10.147      $11.986         0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.537         0
                                 2001       $ 9.537      $ 8.307         0
                                 2002       $ 8.307      $ 7.829         0
                                 2003       $ 7.829      $11.503         0
                                 2004       $11.503      $13.902         0
                                 2005       $13.902      $18.269         0
                                 2006       $18.269      $24.596         0
                                 2007       $24.596      $33.910         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.828         0
                                 2001       $ 9.828      $ 8.231         0
                                 2002       $ 8.231      $ 5.799         0
                                 2003       $ 5.799      $ 7.112         0
                                 2004       $ 7.112      $ 7.524         0
                                 2005       $ 7.524      $ 8.547         0
                                 2006       $ 8.547      $ 8.735         0
                                 2007       $ 8.735      $10.453         0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.198         0
                                 2001       $10.198      $ 8.702         0
                                 2002       $ 8.702      $ 6.597         0
                                 2003       $ 6.597      $ 8.252         0
                                 2004       $ 8.252      $ 9.510         0
                                 2005       $ 9.510      $10.369         0
                                 2006       $10.369      $12.738         0
                                 2007       $12.738      $14.328         0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.301         0
                                 2003       $ 7.301      $10.161         0
                                 2004       $10.161      $12.129         0
                                 2005       $12.129      $14.000         0
                                 2006       $14.000      $15.018         0
                                 2007       $15.018      $18.083         0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.319         0
                                 2001       $10.319      $ 9.935         0
                                 2002       $ 9.935      $ 6.931         0
                                 2003       $ 6.931      $ 9.629         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 9.629      $10.832           0
                                 2005       $10.832      $11.943           0
                                 2006       $11.943      $14.151           0
                                 2007       $14.151      $14.980           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $11.164           0
                                 2002       $11.164      $10.454           0
                                 2003       $10.454      $14.210           0
                                 2004       $14.210      $19.027           0
                                 2005       $19.027      $21.865           0
                                 2006       $21.865      $29.632           0
                                 2007       $29.632      $24.120           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.110           0
                                 2005       $11.110      $12.118           0
                                 2006       $12.118      $12.482           0
                                 2007       $12.482      $14.408           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.039           0
                                 2003       $ 8.039      $10.338       1,579
                                 2004       $10.338      $11.951       1,578
                                 2005       $11.951      $12.245           0
                                 2006       $12.245      $13.978           0
                                 2007       $13.978      $13.440           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 6.976           0
                                 2002       $ 6.976      $ 4.384           0
                                 2003       $ 4.384      $ 5.481           0
                                 2004       $ 5.481      $ 5.759           0
                                 2005       $ 5.759      $ 6.102           0
                                 2006       $ 6.102      $ 6.162           0
                                 2007       $ 6.162      $ 7.074           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 7.586           0
                                 2002       $ 7.586      $ 5.533           0
                                 2003       $ 5.533      $ 7.035           0
                                 2004       $ 7.035      $ 7.364           0
                                 2005       $ 7.364      $ 7.868           0
                                 2006       $ 7.868      $ 8.211           0
                                 2007       $ 8.211      $ 9.028           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.158         0
                                 2001       $10.158      $ 8.967         0
                                 2002       $ 8.967      $ 5.968         0
                                 2003       $ 5.968      $ 7.329         0
                                 2006       $10.000      $10.780         0
                                 2007       $10.780      $11.438         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.802         0
                                 2005       $10.802      $11.410         0
                                 2006       $11.410      $12.461         0
                                 2007       $12.461      $13.399         0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927         0
                                 2001       $ 9.927      $ 7.626         0
                                 2002       $ 7.626      $ 5.239         0
                                 2003       $ 5.239      $ 6.927         0
                                 2004       $ 6.927      $ 7.788         0
                                 2005       $ 7.788      $ 8.536         0
                                 2006       $ 8.536      $ 8.276         0
                                 2007       $ 8.276      $ 9.152         0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.358         0
                                 2001       $10.358      $10.183         0
                                 2002       $10.183      $ 7.770         0
                                 2003       $ 7.770      $10.083         0
                                 2004       $10.083      $11.009         0
                                 2005       $11.009      $11.304         0
                                 2006       $11.304      $12.983         0
                                 2007       $12.983      $13.363         0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.807         0
                                 2001       $ 9.807      $ 8.093         0
                                 2002       $ 8.093      $ 5.398         0
                                 2003       $ 5.398      $ 6.537         0
                                 2004       $ 6.537      $ 6.953         0
                                 2005       $ 6.953      $ 7.839         0
                                 2006       $ 7.839      $ 7.647         0
                                 2007       $ 7.647      $ 8.527         0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.677         0
                                 2005       $10.677      $10.827         0
                                 2006       $10.827      $11.625         0
                                 2007       $11.625      $11.720         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.220           0
                                 2005       $11.220      $11.191           0
                                 2006       $11.191      $12.990           0
                                 2007       $12.990      $13.230           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.314       2,383
                                 2006       $11.314      $12.993       2,715
                                 2007       $12.993      $12.450           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.932           0
                                 2005       $10.932      $11.864           0
                                 2006       $11.864      $13.788           0
                                 2007       $13.788      $14.005           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.499           0
                                 2005       $11.499      $12.435           0
                                 2006       $12.435      $14.826           0
                                 2007       $14.826      $16.802           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.840           0
                                 2002       $ 9.840      $ 7.471           0
                                 2003       $ 7.471      $ 9.343           0
                                 2004       $ 9.343      $10.190           0
                                 2005       $10.190      $10.527           0
                                 2006       $10.527      $11.979           0
                                 2007       $11.979      $11.048           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.160           0
                                 2001       $10.160      $ 8.510           0
                                 2002       $ 8.510      $ 6.496           0
                                 2003       $ 6.496      $ 8.197       2,272
                                 2004       $ 8.197      $ 9.350       2,271
                                 2005       $ 9.350      $10.298           0
                                 2006       $10.298      $12.913           0
                                 2007       $12.913      $13.735           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.283           0
                                 2003       $ 7.283      $10.700           0
                                 2004       $10.700      $13.257           0
                                 2005       $13.257      $13.930           0
                                 2006       $13.930      $16.041           0
                                 2007       $16.041      $13.742           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000       $9.817         0
                                 2001       $ 9.817       $7.972         0
                                 2002       $ 7.972       $5.436         0
                                 2003       $ 5.436       $6.666         0
                                 2004       $ 6.666       $6.873         0
                                 2005       $ 6.873       $7.131         0
                                 2006       $ 7.131       $7.381         0
                                 2007       $ 7.381       $7.645         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.210        2,135
                                 2001       $ 9.210      $ 6.465       21,622
                                 2002       $ 6.465      $ 4.912       30,043
                                 2003       $ 4.912      $ 6.079       32,007
                                 2004       $ 6.079      $ 6.726       28,468
                                 2005       $ 6.726      $ 8.133       27,456
                                 2006       $ 8.133      $ 8.611       30,853
                                 2007       $ 8.611      $10.114       22,855
                                 2008       $10.114      $ 5.077       17,393
                                 2009       $ 5.077      $ 8.446       15,134
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.420       17,411
                                 2001       $10.420      $ 9.696      162,997
                                 2002       $ 9.696      $ 7.803      228,110
                                 2003       $ 7.803      $ 9.797      293,361
                                 2004       $ 9.797      $10.431      227,838
                                 2005       $10.431      $10.815      158,922
                                 2006       $10.815      $11.795      109,240
                                 2007       $11.795      $12.067       87,041
                                 2008       $12.067      $ 7.539       75,968
                                 2009       $ 7.539      $ 9.200       70,704
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.270       44,843
                                 2001       $ 9.270      $ 6.653      275,064
                                 2002       $ 6.653      $ 5.146      364,305
                                 2003       $ 5.146      $ 6.203      420,656
                                 2004       $ 6.203      $ 6.768      310,095
                                 2005       $ 6.768      $ 7.851      216,204
                                 2006       $ 7.851      $ 8.030      178,335
                                 2007       $ 8.030      $ 9.422      130,938
                                 2008       $ 9.422      $ 4.844      110,932
                                 2009       $ 4.844      $ 8.147      102,078

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.333        8,533
                                 2001       $10.333      $ 8.337       69,755
                                 2002       $ 8.337      $ 6.436       93,851
                                 2003       $ 6.436      $ 8.152      113,318
                                 2004       $ 8.152      $ 9.022       85,785
                                 2005       $ 9.022      $ 9.627       62,937
                                 2006       $ 9.627      $12.306       50,633
                                 2007       $12.306      $13.963       25,894
                                 2008       $13.963      $ 7.854       23,117
                                 2009       $ 7.854      $ 9.848       21,883
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.050            0
                                 2001       $ 9.050      $ 6.810        7,009
                                 2002       $ 6.810      $ 5.293       10,650
                                 2003       $ 5.293      $ 6.813       19,978
                                 2004       $ 6.813      $ 7.527       19,644
                                 2005       $ 7.527      $ 7.892       16,720
                                 2006       $ 7.892      $ 9.185       16,086
                                 2007       $ 9.185      $10.556       11,447
                                 2008       $10.556      $ 5.820       11,400
                                 2009       $ 5.820      $ 5.559            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.280        5,147
                                 2001       $10.280      $ 9.460       37,562
                                 2002       $ 9.460      $ 8.124       64,609
                                 2003       $ 8.124      $10.533       93,369
                                 2004       $10.533      $11.884      102,733
                                 2005       $11.884      $12.406       77,443
                                 2006       $12.406      $14.852       44,403
                                 2007       $14.852      $15.602       35,714
                                 2008       $15.602      $ 9.046       27,718
                                 2009       $ 9.046      $10.340       27,027
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 8.360        3,234
                                 2001       $ 8.360      $ 5.434       18,175
                                 2002       $ 5.434      $ 4.954       14,611
                                 2003       $ 4.954      $ 6.211       29,408
                                 2004       $ 6.211      $ 6.698       23,913
                                 2005       $ 6.698      $ 6.719       14,287
                                 2006       $ 6.719      $ 7.209        7,578
                                 2007       $ 7.209      $ 7.371        4,922
                                 2008       $ 7.371      $ 5.563        3,226
                                 2009       $ 5.563      $ 7.894        3,434

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $10.063            0
                                 2001       $10.063      $ 9.247        6,190
                                 2002       $ 9.247      $ 9.123        8,977
                                 2003       $ 9.123      $10.823       18,815
                                 2004       $10.823      $11.789       14,185
                                 2005       $11.789      $12.379        8,697
                                 2006       $12.379      $13.879        5,167
                                 2007       $13.879      $14.060        3,525
                                 2008       $14.060      $10.174        1,680
                                 2009       $10.174      $12.500        1,414
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.400        6,003
                                 2001       $10.400      $11.183       39,929
                                 2002       $11.183      $11.583       65,507
                                 2003       $11.583      $12.331       85,873
                                 2004       $12.331      $12.738       78,891
                                 2005       $12.738      $12.921       66,178
                                 2006       $12.921      $13.407       46,127
                                 2007       $13.407      $13.948       33,898
                                 2008       $13.948      $12.471       22,190
                                 2009       $12.471      $15.006       26,084
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.088            0
                                 2001       $10.088      $10.566          565
                                 2002       $10.566      $10.793       36,300
                                 2003       $10.793      $10.832       63,057
                                 2004       $10.832      $10.784       42,187
                                 2005       $10.784      $10.785       30,808
                                 2006       $10.785      $11.041       21,857
                                 2007       $11.041      $11.157       18,737
                                 2008       $11.157      $ 9.319        8,724
                                 2009       $ 9.319      $ 9.676       10,174
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.070        4,189
                                 2001       $10.070      $10.266       34,948
                                 2002       $10.266      $10.213      144,203
                                 2003       $10.213      $10.092       53,703
                                 2004       $10.092      $ 9.993       39,662
                                 2005       $ 9.993      $10.084       25,479
                                 2006       $10.084      $10.357       17,287
                                 2007       $10.357      $10.667       10,558
                                 2008       $10.667      $10.728       38,951
                                 2009       $10.728      $10.534       25,961

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.210       19,728
                                 2001       $ 9.210      $ 7.933       62,351
                                 2002       $ 7.933      $ 6.037       94,444
                                 2003       $ 6.037      $ 7.577      144,901
                                 2004       $ 7.577      $ 8.226      122,419
                                 2005       $ 8.226      $ 8.450       99,695
                                 2006       $ 8.450      $ 9.586       70,161
                                 2007       $ 9.586      $ 9.902       62,388
                                 2008       $ 9.902      $ 6.117       59,785
                                 2009       $ 6.117      $ 7.586       61,141
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.573          314
                                 2001       $ 9.573      $ 8.440       64,590
                                 2002       $ 8.440      $ 7.466      279,760
                                 2003       $ 7.466      $ 9.252      298,815
                                 2004       $ 9.252      $10.025      182,549
                                 2005       $10.025      $10.661      145,729
                                 2006       $10.661      $12.037       61,412
                                 2007       $12.037      $12.836       47,835
                                 2008       $12.836      $ 9.578       35,254
                                 2009       $ 9.578      $11.259       31,601
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.021        1,268
                                 2001       $10.021      $ 7.303       57,623
                                 2002       $ 7.303      $ 5.529       67,816
                                 2003       $ 5.529      $ 6.370       66,227
                                 2004       $ 6.370      $ 7.545       49,683
                                 2005       $ 7.545      $ 8.489       43,122
                                 2006       $ 8.489      $10.028       26,562
                                 2007       $10.028      $11.845       18,111
                                 2008       $11.845      $ 7.759       17,037
                                 2009       $ 7.759      $ 9.083       14,810
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.387            0
                                 2001       $ 8.387      $ 7.697          391
                                 2002       $ 7.697      $ 6.884        3,280
                                 2003       $ 6.884      $10.114        3,756
                                 2004       $10.114      $12.224        7,978
                                 2005       $12.224      $16.063        7,332
                                 2006       $16.063      $21.627        7,347
                                 2007       $21.627      $29.816        5,908
                                 2008       $29.816      $12.695        2,353
                                 2009       $12.695      $21.167        2,037

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.584         721
                                 2001       $ 8.584      $ 7.151      16,825
                                 2002       $ 7.151      $ 5.064      24,796
                                 2003       $ 5.064      $ 6.210      38,524
                                 2004       $ 6.210      $ 6.571      37,045
                                 2005       $ 6.571      $ 7.464      24,528
                                 2006       $ 7.464      $ 7.628      21,248
                                 2007       $ 7.628      $ 9.128      17,110
                                 2008       $ 9.128      $ 4.553      18,805
                                 2009       $ 4.553      $ 7.399      18,584
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.836           0
                                 2001       $ 9.836      $ 7.791         516
                                 2002       $ 7.791      $ 6.362       1,624
                                 2003       $ 6.362      $ 7.958       2,830
                                 2004       $ 7.958      $ 9.171       5,834
                                 2005       $ 9.171      $10.000       7,252
                                 2006       $10.000      $12.285      10,031
                                 2007       $12.285      $13.817       8,078
                                 2008       $13.817      $ 7.511       5,632
                                 2009       $ 7.511      $ 9.772       8,053
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.301      13,040
                                 2003       $ 7.301      $10.161      22,868
                                 2004       $10.161      $12.129      18,936
                                 2005       $12.129      $14.000      16,914
                                 2006       $14.000      $15.018       9,167
                                 2007       $15.018      $18.083       6,969
                                 2008       $18.083      $ 9.449       5,402
                                 2009       $ 9.449      $14.625       3,616
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.832           0
                                 2001       $ 9.832      $ 9.346      16,142
                                 2002       $ 9.346      $ 6.604      30,234
                                 2003       $ 6.604      $ 9.173      47,180
                                 2004       $ 9.173      $10.319      50,117
                                 2005       $10.319      $11.378      39,026
                                 2006       $11.378      $13.482      28,814
                                 2007       $13.482      $14.272      15,630
                                 2008       $14.272      $ 8.225       9,207
                                 2009       $ 8.225      $11.240       8,374
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.747           0
                                 2001       $10.747      $11.586       2,387
                                 2002       $11.586      $11.207      13,890
                                 2003       $11.207      $15.233      20,305
                                 2004       $15.233      $20.397      15,512
                                 2005       $20.397      $23.438      12,929

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $23.438      $31.765      10,906
                                 2007       $31.765      $25.856       7,275
                                 2008       $25.856      $15.763       4,752
                                 2009       $15.763      $19.861       5,211
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.110         411
                                 2005       $11.110      $12.121         409
                                 2006       $12.121      $12.485         411
                                 2007       $12.485      $14.412         384
                                 2008       $14.412      $ 7.521         621
                                 2009       $ 7.521      $11.546       1,067
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.039      17,868
                                 2003       $ 8.039      $10.338      55,677
                                 2004       $10.338      $11.951      71,853
                                 2005       $11.951      $12.245      61,998
                                 2006       $12.245      $13.978      43,977
                                 2007       $13.978      $13.440      25,584
                                 2008       $13.440      $ 8.487      22,981
                                 2009       $ 8.487      $10.730      20,191
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.110       6,591
                                 2001       $ 8.110      $ 5.453      72,989
                                 2002       $ 5.453      $ 3.614      78,885
                                 2003       $ 3.614      $ 4.518      93,400
                                 2004       $ 4.518      $ 4.747      63,359
                                 2005       $ 4.747      $ 5.030      57,840
                                 2006       $ 5.030      $ 5.079      44,530
                                 2007       $ 5.079      $ 5.832      40,186
                                 2008       $ 5.832      $ 2.920      31,171
                                 2009       $ 2.920      $ 4.761      30,213
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.233           0
                                 2001       $ 8.233      $ 6.201       6,247
                                 2002       $ 6.201      $ 4.605      12,799
                                 2003       $ 4.605      $ 5.855      19,664
                                 2004       $ 5.855      $ 6.128      25,056
                                 2005       $ 6.128      $ 6.548      22,843
                                 2006       $ 6.548      $ 6.833      22,062
                                 2007       $ 6.833      $ 7.513      13,008
                                 2008       $ 7.513      $ 4.241       7,570
                                 2009       $ 4.241      $ 5.041       7,134

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $ 9.406           0
                                 2001       $ 9.406      $ 8.072       2,372
                                 2002       $ 8.072      $ 5.526       6,588
                                 2003       $ 5.526      $ 6.785       8,143
                                 2006       $10.000      $10.780       5,895
                                 2007       $10.780      $11.438       3,680
                                 2008       $11.438      $ 7.846       3,616
                                 2009       $ 7.846      $ 9.882       3,525
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.802           0
                                 2005       $10.802      $11.413           4
                                 2006       $11.413      $12.464         471
                                 2007       $12.464      $13.402         608
                                 2008       $13.402      $ 9.404         457
                                 2009       $ 9.404      $12.021       1,690
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.858           0
                                 2001       $ 8.858      $ 6.637       6,281
                                 2002       $ 6.637      $ 4.674       1,597
                                 2003       $ 4.674      $ 6.181       5,809
                                 2004       $ 6.181      $ 6.949      16,717
                                 2005       $ 6.949      $ 7.616      10,669
                                 2006       $ 7.616      $ 7.384       5,694
                                 2007       $ 7.384      $ 8.165       3,315
                                 2008       $ 8.165      $ 4.601       3,336
                                 2009       $ 4.601      $ 6.001       1,532
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.940           0
                                 2001       $ 9.940      $ 9.770      33,844
                                 2002       $ 9.770      $ 7.456      55,529
                                 2003       $ 7.456      $ 9.675      68,144
                                 2004       $ 9.675      $10.563      50,289
                                 2005       $10.563      $10.847      42,214
                                 2006       $10.847      $12.457      27,676
                                 2007       $12.457      $12.822      19,625
                                 2008       $12.822      $ 7.464      12,596
                                 2009       $ 7.464      $ 8.818      11,499
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 8.830         661
                                 2001       $ 8.830      $ 7.162       3,489
                                 2002       $ 7.162      $ 4.862       9,508
                                 2003       $ 4.862      $ 5.888       9,233
                                 2004       $ 5.888      $ 6.263       9,211
                                 2005       $ 6.263      $ 7.061       5,939
                                 2006       $ 7.061      $ 6.887       7,309
                                 2007       $ 6.887      $ 7.681       7,914
                                 2008       $ 7.681      $ 4.537       6,772
                                 2009       $ 4.537      $ 6.107       7,595

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.677           0
                                 2005       $10.677      $10.828       2,474
                                 2006       $10.828      $11.626           0
                                 2007       $11.626      $11.721           0
                                 2008       $11.721      $ 8.816           0
                                 2009       $ 8.816      $12.350       1,495
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.220           0
                                 2005       $11.220      $11.191       3,301
                                 2006       $11.191      $12.991       8,186
                                 2007       $12.991      $13.230      10,360
                                 2008       $13.230      $ 9.136      10,538
                                 2009       $ 9.136      $12.161       9,968
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.314         789
                                 2006       $11.314      $12.993       4,583
                                 2007       $12.993      $12.450       3,747
                                 2008       $12.450      $ 8.186       3,421
                                 2009       $ 8.186      $10.379       3,243
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.932           0
                                 2005       $10.932      $11.865       4,867
                                 2006       $11.865      $13.789      10,351
                                 2007       $13.789      $14.006       7,625
                                 2008       $14.006      $ 8.647       9,477
                                 2009       $ 8.647      $10.699       7,878
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.499           0
                                 2005       $11.499      $12.437       6,840
                                 2006       $12.437      $14.828       4,288
                                 2007       $14.828      $16.804       1,254
                                 2008       $16.804      $ 9.835       2,151
                                 2009       $ 9.835      $13.231       1,914
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.072           0
                                 2001       $10.072      $ 9.253       1,873
                                 2002       $ 9.253      $ 7.359       8,929
                                 2003       $ 7.359      $ 9.202      11,895
                                 2004       $ 9.202      $10.037       9,242
                                 2005       $10.037      $10.369       7,277
                                 2006       $10.369      $11.799       5,607
                                 2007       $11.799      $10.882       4,083
                                 2008       $10.882      $ 6.549       5,121
                                 2009       $ 6.549      $ 8.345       5,037

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.940           0
                                 2001       $ 9.940      $ 7.745       6,602
                                 2002       $ 7.745      $ 6.260      17,401
                                 2003       $ 6.260      $ 7.898      16,442
                                 2004       $ 7.898      $ 9.009      16,766
                                 2005       $ 9.009      $ 9.923      14,612
                                 2006       $ 9.923      $12.442      21,948
                                 2007       $12.442      $13.235      11,301
                                 2008       $13.235      $ 7.282      11,667
                                 2009       $ 7.282      $ 8.909      10,162
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.283       2,826
                                 2003       $ 7.283      $10.700       2,713
                                 2004       $10.700      $13.257       1,717
                                 2005       $13.257      $13.930       1,548
                                 2006       $13.930      $16.041         549
                                 2007       $16.041      $13.742         547
                                 2008       $13.742      $ 8.180         458
                                 2009       $ 8.180      $10.562         460
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 7.659           0
                                 2001       $ 7.659      $ 6.699       3,663
                                 2002       $ 6.699      $ 4.831       6,287
                                 2003       $ 4.831      $ 5.924       6,437
                                 2004       $ 5.924      $ 6.108       4,767
                                 2005       $ 6.108      $ 6.338       5,483
                                 2006       $ 6.338      $ 6.560       1,787
                                 2007       $ 6.560      $ 6.795         657
                                 2008       $ 6.795      $ 4.200         576
                                 2009       $ 4.200      $ 6.758       2,264



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.88



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.129           0
                                 2001       $10.129      $ 7.244           0
                                 2002       $ 7.244      $ 5.390           0
                                 2003       $ 5.390      $ 6.661       1,847
                                 2004       $ 6.661      $ 7.360         997
                                 2005       $ 7.360      $ 8.889       1,288
                                 2006       $ 8.889      $ 9.398       1,201
                                 2007       $ 9.398      $11.025       1,245
                                 2008       $11.025      $ 5.527         303
                                 2009       $ 5.527      $ 9.183           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.495           0
                                 2001       $10.495      $ 9.752      13,010
                                 2002       $ 9.752      $ 7.839      34,183
                                 2003       $ 7.839      $ 9.828      20,007
                                 2004       $ 9.828      $10.451      41,870
                                 2005       $10.451      $10.821      42,035
                                 2006       $10.821      $11.787      15,535
                                 2007       $11.787      $12.043      15,134
                                 2008       $12.043      $ 7.514      14,330
                                 2009       $ 7.514      $ 9.158      13,196
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                                 2000       $10.000      $10.128           0
                                 2001       $10.128      $ 7.260      21,280
                                 2002       $ 7.260      $ 5.608      28,648
                                 2003       $ 5.608      $ 6.751      26,500
                                 2004       $ 6.751      $ 7.357      46,242
                                 2005       $ 7.357      $ 8.523      45,614
                                 2006       $ 8.523      $ 8.705      15,680
                                 2007       $ 8.705      $10.201      15,080
                                 2008       $10.201      $ 5.238      14,112
                                 2009       $ 5.238      $ 8.798      13,279

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                                 2000       $10.000      $10.401           0
                                 2001       $10.401      $ 8.384       1,081
                                 2002       $ 8.384      $ 6.464       6,524
                                 2003       $ 6.464      $ 8.177      12,549
                                 2004       $ 8.177      $ 9.038      20,517
                                 2005       $ 9.038      $ 9.631      18,875
                                 2006       $ 9.631      $12.296       5,937
                                 2007       $12.296      $13.934       5,556
                                 2008       $13.934      $ 7.827       4,881
                                 2009       $ 7.827      $ 9.801       4,762
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.869           0
                                 2001       $ 9.869      $ 8.010           0
                                 2002       $ 8.010      $ 5.758           0
                                 2003       $ 5.758      $ 7.401       1,439
                                 2004       $ 7.401      $ 8.166         778
                                 2005       $ 8.166      $ 8.551         806
                                 2006       $ 8.551      $ 9.939         800
                                 2007       $ 9.939      $11.408         732
                                 2008       $11.408      $ 6.281           0
                                 2009       $ 6.281      $ 5.997           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                                 2000       $10.000      $10.319           0
                                 2001       $10.319      $ 9.483       9,479
                                 2002       $ 9.483      $ 8.133      24,369
                                 2003       $ 8.133      $10.531       9,468
                                 2004       $10.531      $11.866      18,479
                                 2005       $11.866      $12.372      17,240
                                 2006       $12.372      $14.791       4,099
                                 2007       $14.791      $15.518       3,768
                                 2008       $15.518      $ 8.985       3,273
                                 2009       $ 8.985      $10.258       3,273
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.542           0
                                 2001       $ 9.542      $ 7.383           0
                                 2002       $ 7.383      $ 5.641       3,013
                                 2003       $ 5.641      $ 7.065       1,471
                                 2004       $ 7.065      $ 7.608       1,471
                                 2005       $ 7.608      $ 7.622       1,471
                                 2006       $ 7.622      $ 8.167       1,471
                                 2007       $ 8.167      $ 8.340       1,471
                                 2008       $ 8.340      $ 6.286       1,471
                                 2009       $ 6.286      $ 8.908       1,471

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.593           0
                                 2001       $ 9.593      $10.488           0
                                 2002       $10.488      $ 9.332           0
                                 2003       $ 9.332      $11.055       8,960
                                 2004       $11.055      $12.027       8,960
                                 2005       $12.027      $12.612       8,960
                                 2006       $12.612      $14.123       8,960
                                 2007       $14.123      $14.288       8,960
                                 2008       $14.288      $10.325       8,960
                                 2009       $10.325      $12.670       8,960
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                                 2000       $10.000      $10.018           0
                                 2001       $10.018      $10.576           0
                                 2002       $10.576      $11.130       4,182
                                 2003       $11.130      $11.833       5,233
                                 2004       $11.833      $12.208       2,307
                                 2005       $12.208      $12.367       1,928
                                 2006       $12.367      $12.816       1,006
                                 2007       $12.816      $13.315         658
                                 2008       $13.315      $11.889          29
                                 2009       $11.889      $14.288           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                                 2000       $10.000      $10.007           0
                                 2001       $10.007      $10.304           0
                                 2002       $10.304      $10.680       2,753
                                 2003       $10.680      $10.703          66
                                 2004       $10.703      $10.643           0
                                 2005       $10.643      $10.630           0
                                 2006       $10.630      $10.868           0
                                 2007       $10.868      $10.968           0
                                 2008       $10.968      $ 9.149           0
                                 2009       $ 9.149      $ 9.487           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                                 2000       $10.000      $10.017           0
                                 2001       $10.017      $10.183           0
                                 2002       $10.183      $10.135         390
                                 2003       $10.135      $10.003         389
                                 2004       $10.003      $ 9.892       1,215
                                 2005       $ 9.892      $ 9.969       1,263
                                 2006       $ 9.969      $10.226       1,295
                                 2007       $10.226      $10.518       1,350
                                 2008       $10.518      $10.565         513
                                 2009       $10.565      $10.360         452

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                                 2000       $10.000      $ 9.978           0
                                 2001       $ 9.978      $ 8.892           0
                                 2002       $ 8.892      $ 6.523           0
                                 2003       $ 6.523      $ 8.177       1,896
                                 2004       $ 8.177      $ 8.866       1,429
                                 2005       $ 8.866      $ 9.096       2,086
                                 2006       $ 9.096      $10.305       1,256
                                 2007       $10.305      $10.631       1,223
                                 2008       $10.631      $ 6.559       4,781
                                 2009       $ 6.559      $ 8.124       4,144
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                                 2000       $10.000      $10.072           0
                                 2001       $10.072      $ 8.867         996
                                 2002       $ 8.867      $ 7.834      10,041
                                 2003       $ 7.834      $ 9.696      13,255
                                 2004       $ 9.696      $10.492      11,233
                                 2005       $10.492      $11.143      10,025
                                 2006       $11.143      $12.565       7,800
                                 2007       $12.565      $13.381       5,925
                                 2008       $13.381      $ 9.972       4,474
                                 2009       $ 9.972      $11.707       1,580
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                                 2000       $10.000      $10.139           0
                                 2001       $10.139      $ 7.380      13,036
                                 2002       $ 7.380      $ 5.580      13,436
                                 2003       $ 5.580      $ 6.420       2,852
                                 2004       $ 6.420      $ 7.595       2,500
                                 2005       $ 7.595      $ 8.535       2,499
                                 2006       $ 8.535      $10.068         497
                                 2007       $10.068      $11.877         478
                                 2008       $11.877      $ 7.769         439
                                 2009       $ 7.769      $ 9.084         391
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.538           0
                                 2001       $ 9.538      $ 8.299           0
                                 2002       $ 8.299      $ 7.808           0
                                 2003       $ 7.808      $11.458       2,080
                                 2004       $11.458      $13.829       1,662
                                 2005       $13.829      $18.150       1,769
                                 2006       $18.150      $24.404       1,119
                                 2007       $24.404      $33.601         483
                                 2008       $33.601      $14.288         203
                                 2009       $14.288      $23.792           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.829           0
                                 2001       $ 9.829      $ 8.224           0
                                 2002       $ 8.224      $ 5.784           0
                                 2003       $ 5.784      $ 7.084       1,591
                                 2004       $ 7.084      $ 7.485         823
                                 2005       $ 7.485      $ 8.491         859
                                 2006       $ 8.491      $ 8.667         863
                                 2007       $ 8.667      $10.357         847
                                 2008       $10.357      $ 5.159           0
                                 2009       $ 5.159      $ 8.374           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $10.199           0
                                 2001       $10.199      $ 8.694           0
                                 2002       $ 8.694      $ 6.580           0
                                 2003       $ 6.580      $ 8.220          25
                                 2004       $ 8.220      $ 9.460          24
                                 2005       $ 9.460      $10.302          23
                                 2006       $10.302      $12.639          21
                                 2007       $12.639      $14.198           0
                                 2008       $14.198      $ 7.707           0
                                 2009       $ 7.707      $10.014           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.295           0
                                 2003       $ 7.295      $10.139         815
                                 2004       $10.139      $12.087       5,338
                                 2005       $12.087      $13.933       5,315
                                 2006       $13.933      $14.928         395
                                 2007       $14.928      $17.950         385
                                 2008       $17.950      $ 9.368           0
                                 2009       $ 9.368      $14.480           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.320           0
                                 2001       $10.320      $ 9.927           0
                                 2002       $ 9.927      $ 6.913           0
                                 2003       $ 6.913      $ 9.591       4,464
                                 2004       $ 9.591      $10.775       3,952
                                 2005       $10.775      $11.865       3,936
                                 2006       $11.865      $14.041       3,931
                                 2007       $14.041      $14.844       3,873
                                 2008       $14.844      $ 8.544       3,359
                                 2009       $ 8.544      $11.660       3,359
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.025           0
                                 2001       $10.025      $11.154           0
                                 2002       $11.154      $10.427           0
                                 2003       $10.427      $14.154         723
                                 2004       $14.154      $18.928         386
                                 2005       $18.928      $21.722         310

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $21.722      $29.401         283
                                 2007       $29.401      $23.901         280
                                 2008       $23.901      $14.551           0
                                 2009       $14.551      $18.311           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.100           0
                                 2005       $11.100      $12.091           0
                                 2006       $12.091      $12.438           0
                                 2007       $12.438      $14.339           0
                                 2008       $14.339      $ 7.474           0
                                 2009       $ 7.474      $11.458           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.032           0
                                 2003       $ 8.032      $10.316       1,032
                                 2004       $10.316      $11.909         546
                                 2005       $11.909      $12.187         541
                                 2006       $12.187      $13.894         560
                                 2007       $13.894      $13.342         547
                                 2008       $13.342      $ 8.414           0
                                 2009       $ 8.414      $10.623           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.838           0
                                 2001       $ 9.838      $ 6.969           0
                                 2002       $ 6.969      $ 4.373       1,362
                                 2003       $ 4.373      $ 5.459       2,229
                                 2004       $ 5.459      $ 5.729         543
                                 2005       $ 5.729      $ 6.062         545
                                 2006       $ 6.062      $ 6.113         546
                                 2007       $ 6.113      $ 7.009           0
                                 2008       $ 7.009      $ 3.505           0
                                 2009       $ 3.505      $ 5.707           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 9.895           0
                                 2001       $ 9.895      $ 7.579           0
                                 2002       $ 7.579      $ 5.518           0
                                 2003       $ 5.518      $ 7.007       1,791
                                 2004       $ 7.007      $ 7.325       1,018
                                 2005       $ 7.325      $ 7.817       1,085
                                 2006       $ 7.817      $ 8.147       1,989
                                 2007       $ 8.147      $ 8.945       1,986
                                 2008       $ 8.945      $ 5.043           0
                                 2009       $ 5.043      $ 5.986           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2000       $10.000      $10.159           0
                                 2001       $10.159      $ 8.959           0
                                 2002       $ 8.959      $ 5.953           0
                                 2003       $ 5.953      $ 7.300       3,110
                                 2004       $ 7.300      $ 7.570       3,110
                                 2005       $ 7.570      $ 7.841       3,110
                                 2006       $10.000      $10.771       2,558
                                 2007       $10.771      $11.413       2,558
                                 2008       $11.413      $ 7.819       2,558
                                 2009       $ 7.819      $ 9.835       2,558
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.792           0
                                 2005       $10.792      $11.385           0
                                 2006       $11.385      $12.417           0
                                 2007       $12.417      $13.335           0
                                 2008       $13.335      $ 9.345           0
                                 2009       $ 9.345      $11.930           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.927           0
                                 2001       $ 9.927      $ 7.619           0
                                 2002       $ 7.619      $ 5.225           0
                                 2003       $ 5.225      $ 6.900           0
                                 2004       $ 6.900      $ 7.748           0
                                 2005       $ 7.748      $ 8.480           0
                                 2006       $ 8.480      $ 8.211           0
                                 2007       $ 8.211      $ 9.069           0
                                 2008       $ 9.069      $ 5.103           0
                                 2009       $ 5.103      $ 6.648           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.359           0
                                 2001       $10.359      $10.519           0
                                 2002       $10.519      $ 7.750       2,436
                                 2003       $ 7.750      $10.043       7,853
                                 2004       $10.043      $10.951       7,361
                                 2005       $10.951      $11.231       7,371
                                 2006       $11.231      $12.881       7,408
                                 2007       $12.881      $13.241       7,338
                                 2008       $13.241      $ 7.698       6,768
                                 2009       $ 7.698      $ 9.083       6,050
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 9.807           0
                                 2001       $ 9.807      $ 8.086           0
                                 2002       $ 8.086      $ 5.384           0
                                 2003       $ 5.384      $ 6.512           0
                                 2004       $ 6.512      $ 6.917           0
                                 2005       $ 6.917      $ 7.788           0
                                 2006       $ 7.788      $ 7.587           0
                                 2007       $ 7.587      $ 8.450           0
                                 2008       $ 8.450      $ 4.985           0
                                 2009       $ 4.985      $ 6.701           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.667           0
                                 2005       $10.667      $10.803           0
                                 2006       $10.803      $11.584           0
                                 2007       $11.584      $11.664           0
                                 2008       $11.664      $ 8.762           0
                                 2009       $ 8.762      $12.258           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.211       3,137
                                 2005       $11.211      $11.168       3,137
                                 2006       $11.168      $12.947       3,749
                                 2007       $12.947      $13.168       3,748
                                 2008       $13.168      $ 9.081       3,747
                                 2009       $ 9.081      $12.072       3,745
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.304           0
                                 2006       $11.304      $12.965           0
                                 2007       $12.965      $12.407           0
                                 2008       $12.407      $ 8.147           0
                                 2009       $ 8.147      $10.316           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.923           0
                                 2005       $10.923      $11.838           0
                                 2006       $11.838      $13.740           0
                                 2007       $13.740      $13.937           0
                                 2008       $13.937      $ 8.593           0
                                 2009       $ 8.593      $10.619           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.489           0
                                 2005       $11.489      $12.408           0
                                 2006       $12.408      $14.774           0
                                 2007       $14.774      $16.722           0
                                 2008       $16.722      $ 9.774           0
                                 2009       $ 9.774      $13.132           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.225           0
                                 2001       $10.225      $ 9.831           0
                                 2002       $ 9.831      $ 7.451           0
                                 2003       $ 7.451      $ 9.306           0
                                 2004       $ 9.306      $10.137         595
                                 2005       $10.137      $10.459         607

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $10.459      $11.886         636
                                 2007       $11.886      $10.948         638
                                 2008       $10.948      $ 6.579           0
                                 2009       $ 6.579      $ 8.373           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $10.316           0
                                 2001       $10.316      $ 8.502           0
                                 2002       $ 8.502      $ 6.479           0
                                 2003       $ 6.479      $ 8.164       1,296
                                 2004       $ 8.164      $ 9.301           0
                                 2005       $ 9.301      $10.231           0
                                 2006       $10.231      $12.812           0
                                 2007       $12.812      $13.610           0
                                 2008       $13.610      $ 7.478           0
                                 2009       $ 7.478      $ 9.138           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.277           0
                                 2003       $ 7.277      $10.676           0
                                 2004       $10.676      $13.211           0
                                 2005       $13.211      $13.864           0
                                 2006       $13.864      $15.944           0
                                 2007       $15.944      $13.641           0
                                 2008       $13.641      $ 8.109           0
                                 2009       $ 8.109      $10.457           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 9.817           0
                                 2001       $ 9.817      $ 7.965           0
                                 2002       $ 7.965      $ 5.421           0
                                 2003       $ 5.421      $ 6.639       1,508
                                 2004       $ 6.639      $ 6.837         853
                                 2005       $ 6.837      $ 7.085         915
                                 2006       $ 7.085      $ 7.324       1,006
                                 2007       $ 7.324      $ 7.576       1,055
                                 2008       $ 7.576      $ 4.677           0
                                 2009       $ 4.677      $ 7.514           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2010


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2010, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $15,977,935, $9,100,883 and $12,814,297 for the years 2007,
2008, and 2009 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix B to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Capital Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity -- Series I Sub-Account, FTVIP Franklin High Income Securities -- Class 2 Sub-Account, FTVIP Franklin Income Securities -- Class 2 Sub-Account, FTVIP Mutual Shares Securities -- Class 2 Sub-Account and FTVIP Templeton Foreign Securities -- Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity -- Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub- Accounts was initially set at $10.00.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
  -----------------------------------   -------------------------------------
 AIM V.I. Capital Appreciation Fund -   Invesco V.I. Capital Appreciation
   Series I                             Fund - Series I
 AIM V.I. Core Equity Fund - Series I   Invesco V.I. Core Equity Fund -
                                        Series I
 AIM V.I. Mid Cap Core Equity Fund -    Invesco V.I. Mid Cap Core Equity Fund
   Series I                             - Series I



On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio -- Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2009.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.670       383,413
                                 2001       $ 9.670      $ 6.801       454,677
                                 2002       $ 6.801      $ 5.171        62,720
                                 2003       $ 5.171      $ 6.408       417,628
                                 2004       $ 6.408      $ 7.101       356,858
                                 2005       $ 7.101      $ 8.587       352,351
                                 2006       $ 8.587      $ 9.108       333,941
                                 2007       $ 9.108      $10.713       258,460
                                 2008       $10.713      $ 5.383       201,641
                                 2009       $ 5.383      $ 8.967       150,893
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.675       438,718
                                 2001       $10.675      $ 9.948     1,236,410
                                 2002       $ 9.948      $ 8.014     1,359,754
                                 2003       $ 8.014      $10.070     1,396,083
                                 2004       $10.070      $10.736     1,258,432
                                 2005       $10.736      $11.145     1,076,026
                                 2006       $11.145      $12.171       867,687
                                 2007       $12.171      $12.459       615,844
                                 2008       $12.459      $ 7.800       489,231
                                 2009       $ 7.800      $ 9.525       424,075
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.521     1,035,141
                                 2001       $ 9.521      $ 6.841     1,706,161
                                 2002       $ 6.841      $ 5.295     1,693,321
                                 2003       $ 5.295      $ 6.393     1,683,190
                                 2004       $ 6.393      $ 6.984     1,443,163
                                 2005       $ 6.984      $ 8.113     1,179,382
                                 2006       $ 8.113      $ 8.307       988,392
                                 2007       $ 8.307      $ 9.759       731,931
                                 2008       $ 9.759      $ 5.024       580,065
                                 2009       $ 5.024      $ 8.458       487,677

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.183      284,828
                                 2001       $ 9.183      $ 7.426      418,373
                                 2002       $ 7.426      $ 5.742      395,883
                                 2003       $ 5.742      $ 7.282      425,781
                                 2004       $ 7.282      $ 8.070      381,556
                                 2005       $ 8.070      $ 8.616      304,520
                                 2006       $ 8.616      $11.027      274,133
                                 2007       $11.027      $12.531      199,125
                                 2008       $12.531      $ 7.057      144,654
                                 2009       $ 7.057      $ 8.859      123,940
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.407      181,032
                                 2001       $ 8.407      $ 6.334      227,577
                                 2002       $ 6.334      $ 4.934      151,012
                                 2003       $ 4.934      $ 6.356      145,534
                                 2004       $ 6.356      $ 7.032      137,568
                                 2005       $ 7.032      $ 7.376      128,432
                                 2006       $ 7.376      $ 8.601      119,819
                                 2007       $ 8.601      $ 9.888       74,658
                                 2008       $ 9.888      $ 5.460       57,147
                                 2009       $ 5.460      $ 5.217            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.924       73,926
                                 2001       $ 9.924      $ 9.147      176,270
                                 2002       $ 9.147      $ 7.866      287,520
                                 2003       $ 7.866      $10.203      333,317
                                 2004       $10.203      $11.526      322,125
                                 2005       $11.526      $12.058      326,131
                                 2006       $12.058      $14.449      285,784
                                 2007       $14.449      $15.198      227,470
                                 2008       $15.198      $ 8.822      158,628
                                 2009       $ 8.822      $10.093      134,001
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 6.939       40,393
                                 2001       $ 6.939      $ 4.518      179,817
                                 2002       $ 4.518      $ 4.124      243,294
                                 2003       $ 4.124      $ 5.178      421,935
                                 2004       $ 5.178      $ 5.589      356,879
                                 2005       $ 5.589      $ 5.613      308,894
                                 2006       $ 5.613      $ 6.029      225,268
                                 2007       $ 6.029      $ 6.172      148,072
                                 2008       $ 6.172      $ 4.671      102,245
                                 2009       $ 4.671      $ 6.640      101,397

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.022        17,095
                                 2001       $10.022      $10.082       108,292
                                 2002       $10.082      $ 9.143       164,567
                                 2003       $ 9.143      $10.857       206,462
                                 2004       $10.857      $11.844       203,182
                                 2005       $11.844      $12.453       192,707
                                 2006       $12.453      $13.984       170,479
                                 2007       $13.984      $14.172       122,922
                                 2008       $14.172      $10.271        81,547
                                 2009       $10.271      $12.640        68,302
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.741       106,629
                                 2001       $10.741      $11.569       644,029
                                 2002       $11.569      $11.999       956,318
                                 2003       $11.999      $12.779       829,644
                                 2004       $12.779      $13.230       764,010
                                 2005       $13.230      $13.437       694,113
                                 2006       $13.437      $13.947       612,984
                                 2007       $13.947      $14.529       482,791
                                 2008       $14.529      $13.011       372,809
                                 2009       $13.011      $15.678       276,811
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.295        32,340
                                 2001       $10.295      $10.802       200,505
                                 2002       $10.802      $11.048       576,822
                                 2003       $11.048      $11.101       602,541
                                 2004       $11.101      $11.066       603,850
                                 2005       $11.066      $11.069       490,183
                                 2006       $11.069      $11.346       416,159
                                 2007       $11.346      $11.491       327,752
                                 2008       $11.491      $ 9.600       225,522
                                 2009       $ 9.600      $ 9.984       195,899
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.254       333,297
                                 2001       $10.254      $10.471       951,781
                                 2002       $10.471      $10.429     1,463,833
                                 2003       $10.429      $10.319       908,235
                                 2004       $10.319      $10.230       616,028
                                 2005       $10.230      $10.335       496,319
                                 2006       $10.335      $10.627       446,959
                                 2007       $10.627      $10.959       349,352
                                 2008       $10.959      $11.035       512,848
                                 2009       $11.035      $10.874       424,674

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.952       424,465
                                 2001       $ 8.952      $ 7.715     1,051,174
                                 2002       $ 7.715      $ 5.878     1,366,831
                                 2003       $ 5.878      $ 7.387     1,426,535
                                 2004       $ 7.387      $ 8.027     1,328,127
                                 2005       $ 8.027      $ 8.261     1,139,468
                                 2006       $ 8.261      $ 9.378       954,977
                                 2007       $ 9.378      $ 9.702       693,609
                                 2008       $ 9.702      $ 5.996       493,112
                                 2009       $ 5.996      $ 7.448       409,705
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.915       474,436
                                 2001       $ 9.915      $ 8.752       917,051
                                 2002       $ 8.752      $ 7.751     1,027,725
                                 2003       $ 7.751      $ 9.614     1,038,099
                                 2004       $ 9.614      $10.431       945,026
                                 2005       $10.431      $11.107       840,536
                                 2006       $11.107      $12.559       739,984
                                 2007       $12.559      $13.410       509,548
                                 2008       $13.410      $10.015       342,609
                                 2009       $10.015      $11.786       315,731
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.122       377,975
                                 2001       $10.122      $ 7.381       647,789
                                 2002       $ 7.381      $ 5.594       595,281
                                 2003       $ 5.594      $ 6.459       584,580
                                 2004       $ 6.459      $ 7.655       514,501
                                 2005       $ 7.655      $ 8.625       463,318
                                 2006       $ 8.625      $10.201       411,299
                                 2007       $10.201      $12.064       285,331
                                 2008       $12.064      $ 7.911       235,771
                                 2009       $ 7.911      $ 9.263       207,761
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.381        31,762
                                 2001       $ 6.381      $ 5.879        66,955
                                 2002       $ 5.879      $ 5.277       118,128
                                 2003       $ 5.277      $ 7.782       112,751
                                 2004       $ 7.782      $ 9.441       110,348
                                 2005       $ 9.441      $12.452       106,944
                                 2006       $12.452      $16.826       104,252
                                 2007       $16.826      $23.284        77,892
                                 2008       $23.284      $ 9.951        62,567
                                 2009       $ 9.951      $16.653        64,183

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.329      441,371
                                 2001       $ 8.329      $ 6.966      657,405
                                 2002       $ 6.966      $ 4.951      595,843
                                 2003       $ 4.951      $ 6.094      559,323
                                 2004       $ 6.094      $ 6.472      530,988
                                 2005       $ 6.472      $ 7.379      367,080
                                 2006       $ 7.379      $ 7.569      301,065
                                 2007       $ 7.569      $ 9.091      227,824
                                 2008       $ 9.091      $ 4.551      172,404
                                 2009       $ 4.551      $ 7.424      152,695
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.047       38,115
                                 2001       $ 9.047      $ 7.194      134,109
                                 2002       $ 7.194      $ 5.896      133,204
                                 2003       $ 5.896      $ 7.403      169,601
                                 2004       $ 7.403      $ 8.562      181,261
                                 2005       $ 8.562      $ 9.371      163,192
                                 2006       $ 9.371      $11.554      158,361
                                 2007       $11.554      $13.044      115,259
                                 2008       $13.044      $ 7.117       71,962
                                 2009       $ 7.117      $ 9.293       60,718
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.319       50,957
                                 2003       $ 7.319      $10.224      107,052
                                 2004       $10.224      $12.250      121,693
                                 2005       $12.250      $14.191      118,192
                                 2006       $14.191      $15.280      105,867
                                 2007       $15.280      $18.466       80,537
                                 2008       $18.466      $ 9.685       52,155
                                 2009       $ 9.685      $15.046       40,819
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.224       88,818
                                 2001       $10.224      $ 9.755      432,708
                                 2002       $ 9.755      $ 6.918      600,780
                                 2003       $ 6.918      $ 9.646      583,068
                                 2004       $ 9.646      $10.892      557,824
                                 2005       $10.892      $12.053      515,859
                                 2006       $12.053      $14.335      454,153
                                 2007       $14.335      $15.231      346,740
                                 2008       $15.231      $ 8.811      250,388
                                 2009       $ 8.811      $12.085      224,326
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.494       25,524
                                 2001       $11.494      $12.439       72,958
                                 2002       $12.439      $12.076      131,902
                                 2003       $12.076      $16.476      139,260
                                 2004       $16.476      $22.142      126,800
                                 2005       $22.142      $25.538      112,085

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.538      $34.738       98,413
                                 2007       $34.738      $28.383       62,315
                                 2008       $28.383      $17.367       38,551
                                 2009       $17.367      $21.964       37,477
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.138       23,031
                                 2005       $11.138      $12.195       29,797
                                 2006       $12.195      $12.608       26,037
                                 2007       $12.608      $14.608       24,174
                                 2008       $14.608      $ 7.652       17,403
                                 2009       $ 7.652      $11.790       17,123
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.047      280,004
                                 2003       $ 8.047      $10.369      506,782
                                 2004       $10.369      $11.997      644,084
                                 2005       $11.997      $12.307      699,360
                                 2006       $12.307      $14.072      608,840
                                 2007       $14.072      $13.542      490,947
                                 2008       $13.542      $ 8.566      340,570
                                 2009       $ 8.566      $10.837      272,735
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.123      788,781
                                 2001       $ 8.123      $ 5.483      840,217
                                 2002       $ 5.483      $ 3.647      684,505
                                 2003       $ 3.647      $ 4.576      640,748
                                 2004       $ 4.576      $ 4.826      550,386
                                 2005       $ 4.826      $ 5.133      429,514
                                 2006       $ 5.133      $ 5.202      350,600
                                 2007       $ 5.202      $ 5.994      245,404
                                 2008       $ 5.994      $ 3.013      188,267
                                 2009       $ 3.013      $ 4.930      173,875
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.099      172,187
                                 2002       $ 8.099      $ 5.374      270,543
                                 2003       $ 5.374      $ 6.727      292,764
                                 2004       $ 6.727      $ 7.077      259,756
                                 2005       $ 7.077      $ 7.506      203,011
                                 2006       $ 7.506      $ 7.590      182,969
                                 2007       $ 7.590      $ 8.723      138,072
                                 2008       $ 8.723      $ 4.373       76,417
                                 2009       $ 4.373      $ 7.138       62,126
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.279      255,570
                                 2001       $ 8.279      $ 6.257      334,318
                                 2002       $ 6.257      $ 4.664      350,929

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.664      $ 5.952       330,297
                                 2004       $ 5.952      $ 6.253       304,454
                                 2005       $ 6.253      $ 6.706       254,117
                                 2006       $ 6.706      $ 7.024       422,934
                                 2007       $ 7.024      $ 7.751       253,773
                                 2008       $ 7.751      $ 4.392       186,111
                                 2009       $ 4.392      $ 5.240       163,838
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.808       333,459
                                 2007       $10.808      $11.513       220,803
                                 2008       $11.513      $ 7.924       156,131
                                 2009       $ 7.924      $10.017       156,617
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.829         6,246
                                 2005       $10.829      $11.483        14,826
                                 2006       $11.483      $12.587        15,925
                                 2007       $12.587      $13.585        17,665
                                 2008       $13.585      $ 9.568        14,761
                                 2009       $ 9.568      $12.275        22,391
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.994       132,881
                                 2001       $ 7.994      $ 6.014       228,473
                                 2002       $ 6.014      $ 4.250       214,930
                                 2003       $ 4.250      $ 5.641       255,157
                                 2004       $ 5.641      $ 6.366       270,886
                                 2005       $ 6.366      $ 7.003       265,129
                                 2006       $ 7.003      $ 6.814       208,416
                                 2007       $ 6.814      $ 7.564       135,983
                                 2008       $ 7.564      $ 4.278       109,514
                                 2009       $ 4.278      $ 5.601       106,736
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.235       146,820
                                 2001       $10.235      $10.099     1,033,578
                                 2002       $10.099      $ 7.735     1,215,178
                                 2003       $ 7.735      $10.074     1,184,630
                                 2004       $10.074      $11.040     1,062,106
                                 2005       $11.040      $11.378       955,381
                                 2006       $11.378      $13.116       850,938
                                 2007       $13.116      $13.550       620,749
                                 2008       $13.550      $ 7.918       428,660
                                 2009       $ 7.918      $ 9.389       384,211
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.973       403,783
                                 2001       $ 7.973      $ 6.488       539,301
                                 2002       $ 6.488      $ 4.421       541,542

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.421      $ 5.374      533,138
                                 2004       $ 5.374      $ 5.737      458,318
                                 2005       $ 5.737      $ 6.492      435,012
                                 2006       $ 6.492      $ 6.356      386,171
                                 2007       $ 6.356      $ 7.114      289,805
                                 2008       $ 7.114      $ 4.218      197,671
                                 2009       $ 4.218      $ 5.699      192,027
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.703        2,191
                                 2005       $10.703      $10.896        4,489
                                 2006       $10.896      $11.742        8,268
                                 2007       $11.742      $11.883        8,571
                                 2008       $11.883      $ 8.971        7,714
                                 2009       $ 8.971      $12.613        9,763
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.249       27,352
                                 2005       $11.249      $11.261      104,600
                                 2006       $11.261      $13.120      155,445
                                 2007       $13.120      $13.412      152,634
                                 2008       $13.412      $ 9.296      149,300
                                 2009       $ 9.296      $12.420      134,093
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.960        7,179
                                 2005       $10.960      $11.939       65,412
                                 2006       $11.939      $13.926      103,491
                                 2007       $13.926      $14.198      112,155
                                 2008       $14.198      $ 8.798       51,799
                                 2009       $ 8.798      $10.927       56,582
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.528       17,571
                                 2005       $11.528      $12.514       72,747
                                 2006       $12.514      $14.975       82,536
                                 2007       $14.975      $17.034       77,683
                                 2008       $17.034      $10.007       63,614
                                 2009       $10.007      $13.512       66,039
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.556        3,293
                                 2001       $10.556      $ 9.735      285,053
                                 2002       $ 9.735      $ 7.771      344,419
                                 2003       $ 7.771      $ 9.753      304,659
                                 2004       $ 9.753      $10.678      285,760
                                 2005       $10.678      $11.071      240,104
                                 2006       $11.071      $12.645      206,718
                                 2007       $12.645      $11.706      136,891
                                 2008       $11.706      $ 7.070      103,233
                                 2009       $ 7.070      $ 9.043       97,977

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.009      267,159
                                 2001       $ 9.009      $ 7.046      434,350
                                 2002       $ 7.046      $ 5.716      588,980
                                 2003       $ 5.716      $ 7.239      533,525
                                 2004       $ 7.239      $ 8.288      472,533
                                 2005       $ 8.288      $ 9.162      428,281
                                 2006       $ 9.162      $11.531      431,954
                                 2007       $11.531      $12.311      351,287
                                 2008       $12.311      $ 6.798      237,180
                                 2009       $ 6.798      $ 8.349      209,442
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.301       71,944
                                 2003       $ 7.301      $10.766      123,936
                                 2004       $10.766      $13.389      127,561
                                 2005       $13.389      $14.120      138,750
                                 2006       $14.120      $16.320      136,771
                                 2007       $16.320      $14.033      107,288
                                 2008       $14.033      $ 8.384       78,453
                                 2009       $ 8.384      $10.866       69,788
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.111      307,692
                                 2001       $ 8.111      $ 6.200      600,738
                                 2002       $ 6.200      $ 4.488      662,928
                                 2003       $ 4.488      $ 5.524      621,618
                                 2004       $ 5.524      $ 5.716      545,296
                                 2005       $ 5.716      $ 5.953      390,753
                                 2006       $ 5.953      $ 6.185      331,284
                                 2007       $ 6.185      $ 6.430      241,927
                                 2008       $ 6.430      $ 3.989      156,233
                                 2009       $ 3.989      $ 6.442      154,129



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                           MORTALITY & EXPENSE = 1.4



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.191       2,706
                                 2002       $ 9.191      $ 6.987       4,552
                                 2003       $ 6.987      $ 8.656       4,551
                                 2004       $ 8.656      $ 9.591       4,550
                                 2005       $ 9.591      $11.596       4,549
                                 2006       $11.596      $12.296       4,549
                                 2007       $12.296      $14.460       4,260
                                 2008       $14.460      $ 7.265       1,846
                                 2009       $ 7.265      $12.099       1,846
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.317       1,011
                                 2002       $ 9.317      $ 7.505       1,011
                                 2003       $ 7.505      $ 9.428       1,011
                                 2004       $ 9.428      $10.050       1,011
                                 2005       $10.050      $10.431       1,011
                                 2006       $10.431      $11.389       1,011
                                 2007       $11.389      $11.656       1,011
                                 2008       $11.656      $ 7.296       1,011
                                 2009       $ 7.296      $ 8.908           0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.225       4,427
                                 2002       $ 9.225      $ 7.138       6,013
                                 2003       $ 7.138      $ 8.617       8,253
                                 2004       $ 8.617      $ 9.411       8,253
                                 2005       $ 9.411      $10.931       8,253
                                 2006       $10.931      $11.190       7,881
                                 2007       $11.190      $13.144       7,881
                                 2008       $13.144      $ 6.765       5,446
                                 2009       $ 6.765      $11.387       3,454

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.976          0
                                 2002       $ 9.976      $ 7.391        288
                                 2003       $ 7.391      $ 9.371        288
                                 2004       $ 9.371      $10.384        287
                                 2005       $10.384      $11.085        255
                                 2006       $11.085      $14.183        255
                                 2007       $14.183      $16.115        254
                                 2008       $16.115      $ 9.073          0
                                 2009       $ 9.073      $11.388          0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.982          0
                                 2002       $ 8.982      $ 6.995        286
                                 2003       $ 6.995      $ 9.010        285
                                 2004       $ 9.010      $ 9.967        284
                                 2005       $ 9.967      $10.451        284
                                 2006       $10.451      $12.185        283
                                 2007       $12.185      $14.006          0
                                 2008       $14.006      $ 7.732          0
                                 2009       $ 7.732      $ 7.388          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.136          0
                                 2002       $10.136      $ 8.334        277
                                 2003       $ 8.334      $10.807        277
                                 2004       $10.807      $12.206        277
                                 2005       $12.206      $12.767        245
                                 2006       $12.767      $15.294        245
                                 2007       $15.294      $16.085        245
                                 2008       $16.085      $ 9.335          0
                                 2009       $ 9.335      $10.678          0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.196          0
                                 2002       $ 9.196      $ 7.048        113
                                 2003       $ 7.048      $ 8.848          0
                                 2004       $ 8.848      $ 9.549          0
                                 2005       $ 9.549      $ 9.589          0
                                 2006       $ 9.589      $10.297          0
                                 2007       $10.297      $10.539          0
                                 2008       $10.539      $ 7.974          0
                                 2009       $ 7.974      $11.332          0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.789          0
                                 2002       $ 9.789      $ 8.735        868
                                 2003       $ 8.735      $10.370          0
                                 2004       $10.370      $11.310          0
                                 2005       $11.310      $11.890          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.890      $13.348           0
                                 2007       $13.348      $13.525           0
                                 2008       $13.525      $ 9.801           0
                                 2009       $ 9.801      $12.058           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.428       1,996
                                 2002       $10.428      $10.813       3,393
                                 2003       $10.813      $11.514       3,391
                                 2004       $11.514      $11.918       3,389
                                 2005       $11.918      $12.102       3,365
                                 2006       $12.102      $12.559       3,363
                                 2007       $12.559      $13.080       3,362
                                 2008       $13.080      $11.711       3,184
                                 2009       $11.711      $14.109       1,187
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.116           0
                                 2002       $10.116      $10.518         727
                                 2003       $10.518      $10.567         726
                                 2004       $10.567      $10.532         726
                                 2005       $10.532      $10.532         643
                                 2006       $10.532      $10.793         642
                                 2007       $10.793      $10.929         642
                                 2008       $10.929      $ 9.128           0
                                 2009       $ 9.128      $ 9.492           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.060      45,369
                                 2002       $10.060      $10.018      44,522
                                 2003       $10.018      $ 9.910      15,933
                                 2004       $ 9.910      $ 9.822       3,656
                                 2005       $ 9.822      $ 9.922         132
                                 2006       $ 9.922      $10.200         132
                                 2007       $10.200      $10.516         132
                                 2008       $10.516      $10.587           0
                                 2009       $10.587      $10.431           0
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.455       1,990
                                 2002       $ 9.455      $ 7.202       2,368
                                 2003       $ 7.202      $ 9.049       2,770
                                 2004       $ 9.049      $ 9.832       2,769
                                 2005       $ 9.832      $10.115       2,681
                                 2006       $10.115      $11.481       2,680
                                 2007       $11.481      $11.875       2,679
                                 2008       $11.875      $ 7.338       1,990
                                 2009       $ 7.338      $ 9.113           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.787           0
                                 2002       $ 9.787      $ 8.446       3,500
                                 2003       $ 8.446      $10.475       4,319
                                 2004       $10.475      $11.362       4,317
                                 2005       $11.362      $12.096       4,316
                                 2006       $12.096      $13.674       4,024
                                 2007       $13.674      $14.598       4,023
                                 2008       $14.598      $10.900       4,021
                                 2009       $10.900      $12.825       4,020
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.314       1,019
                                 2002       $ 8.314      $ 6.300       1,019
                                 2003       $ 6.300      $ 7.272       1,019
                                 2004       $ 7.272      $ 8.616       1,019
                                 2005       $ 8.616      $ 9.707       1,019
                                 2006       $ 9.707      $11.478       1,019
                                 2007       $11.478      $13.572       1,019
                                 2008       $13.572      $ 8.898       1,019
                                 2009       $ 8.898      $10.416           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.772         793
                                 2002       $ 9.772      $ 8.770       2,091
                                 2003       $ 8.770      $12.931           0
                                 2004       $12.931      $15.683           0
                                 2005       $15.683      $20.681           0
                                 2006       $20.681      $27.941           0
                                 2007       $27.941      $38.656           0
                                 2008       $38.656      $16.517           0
                                 2009       $16.517      $27.636           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.678           0
                                 2002       $ 9.678      $ 6.850         373
                                 2003       $ 6.850      $ 8.431         373
                                 2004       $ 8.431      $ 8.951         372
                                 2005       $ 8.951      $10.203         330
                                 2006       $10.203      $10.464         330
                                 2007       $10.464      $12.565         329
                                 2008       $12.565      $ 6.290           0
                                 2009       $ 6.290      $10.258           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.793           0
                                 2002       $ 9.793      $ 7.460           0
                                 2003       $ 7.460      $ 9.364           0
                                 2004       $ 9.364      $10.829           0
                                 2005       $10.829      $11.849           0
                                 2006       $11.849      $14.607           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.607      $16.487           0
                                 2008       $16.487      $ 8.994           0
                                 2009       $ 8.994      $11.742           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.318       1,498
                                 2003       $ 7.318      $10.221       1,498
                                 2004       $10.221      $12.243       1,498
                                 2005       $12.243      $14.180       1,498
                                 2006       $14.180      $15.265       1,498
                                 2007       $15.265      $18.445       1,498
                                 2008       $18.445      $ 9.673       1,498
                                 2009       $ 9.673      $15.023       1,498
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.863         276
                                 2002       $ 9.863      $ 6.993       2,156
                                 2003       $ 6.993      $ 9.749       1,850
                                 2004       $ 9.749      $11.005       1,850
                                 2005       $11.005      $12.176       1,849
                                 2006       $12.176      $14.478       1,848
                                 2007       $14.478      $15.380       1,576
                                 2008       $15.380      $ 8.895       1,576
                                 2009       $ 8.895      $12.199       1,576
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.263       1,620
                                 2002       $10.263      $ 9.962       1,707
                                 2003       $ 9.962      $13.588          88
                                 2004       $13.588      $18.258          87
                                 2005       $18.258      $21.054          78
                                 2006       $21.054      $28.633          77
                                 2007       $28.633      $23.389          77
                                 2008       $23.389      $14.309           0
                                 2009       $14.309      $18.092           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.137           0
                                 2005       $11.137      $12.190           0
                                 2006       $12.190      $12.600           0
                                 2007       $12.600      $14.596           0
                                 2008       $14.596      $ 7.644           0
                                 2009       $ 7.644      $11.775           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.046           0
                                 2003       $ 8.046      $10.365           0
                                 2004       $10.365      $11.990           0
                                 2005       $11.990      $12.298           0
                                 2006       $12.298      $14.059           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.059      $13.526           0
                                 2008       $13.526      $ 8.554           0
                                 2009       $ 8.554      $10.821           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.253           0
                                 2002       $ 9.253      $ 5.843           0
                                 2003       $ 5.843      $ 7.330           0
                                 2004       $ 7.330      $ 7.729           0
                                 2005       $ 7.729      $ 8.218           0
                                 2006       $ 8.218      $ 8.328           0
                                 2007       $ 8.328      $ 9.594           0
                                 2008       $ 9.594      $ 4.821           0
                                 2009       $ 4.821      $ 7.888           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.773       2,245
                                 2002       $ 8.773      $ 5.820       1,102
                                 2003       $ 5.820      $ 7.283           0
                                 2004       $ 7.283      $ 7.661           0
                                 2005       $ 7.661      $ 8.124           0
                                 2006       $ 8.124      $ 8.213           0
                                 2007       $ 8.213      $ 9.437           0
                                 2008       $ 9.437      $ 4.730           0
                                 2009       $ 4.730      $ 7.719           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.240         293
                                 2002       $ 9.240      $ 6.886         453
                                 2003       $ 6.886      $ 8.786         452
                                 2004       $ 8.786      $ 9.228         451
                                 2005       $ 9.228      $ 9.895         432
                                 2006       $ 9.895      $10.362         431
                                 2007       $10.362      $11.433         142
                                 2008       $11.433      $ 6.477           0
                                 2009       $ 6.477      $ 7.725           0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.807       3,425
                                 2007       $10.807      $11.509       3,425
                                 2008       $11.509      $ 7.920       3,425
                                 2009       $ 7.920      $10.010       3,425
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.827           0
                                 2005       $10.827      $11.478           0
                                 2006       $11.478      $12.579           0
                                 2007       $12.579      $13.574           0
                                 2008       $13.574      $ 9.558           0
                                 2009       $ 9.558      $12.260           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.353           0
                                 2002       $ 9.353      $ 6.456           0
                                 2003       $ 6.456      $ 8.566           0
                                 2004       $ 8.566      $ 9.665           0
                                 2005       $ 9.665      $10.630           0
                                 2006       $10.630      $10.342           0
                                 2007       $10.342      $11.477           0
                                 2008       $11.477      $ 6.490           0
                                 2009       $ 6.490      $ 8.495           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.526       2,580
                                 2002       $ 9.526      $ 7.295       4,034
                                 2003       $ 7.295      $ 9.499       5,985
                                 2004       $ 9.499      $10.408       5,984
                                 2005       $10.408      $10.725       5,983
                                 2006       $10.725      $12.360       5,652
                                 2007       $12.360      $12.766       5,377
                                 2008       $12.766      $ 7.458       3,075
                                 2009       $ 7.458      $ 8.842       3,075
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.323       7,034
                                 2002       $ 9.323      $ 6.352       6,992
                                 2003       $ 6.352      $ 7.719       6,537
                                 2004       $ 7.719      $ 8.239       6,537
                                 2005       $ 8.239      $ 9.321       6,537
                                 2006       $ 9.321      $ 9.124       6,129
                                 2007       $ 9.124      $10.211       6,129
                                 2008       $10.211      $ 6.053       3,790
                                 2009       $ 6.053      $ 8.176       3,790
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.702           0
                                 2005       $10.702      $10.892           0
                                 2006       $10.892      $11.735           0
                                 2007       $11.735      $11.873           0
                                 2008       $11.873      $ 8.962           0
                                 2009       $ 8.962      $12.598           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.247           0
                                 2005       $11.247      $11.257           0
                                 2006       $11.257      $13.113           0
                                 2007       $13.113      $13.402           0
                                 2008       $13.402      $ 9.287           0
                                 2009       $ 9.287      $12.405           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.958           0
                                 2005       $10.958      $11.934           0
                                 2006       $11.934      $13.918           0
                                 2007       $13.918      $14.187           0
                                 2008       $14.187      $ 8.789           0
                                 2009       $ 8.789      $10.914           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.526           0
                                 2005       $11.526      $12.509           0
                                 2006       $12.509      $14.966           0
                                 2007       $14.966      $17.021           0
                                 2008       $17.021      $ 9.997           0
                                 2009       $ 9.997      $13.496           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.895           0
                                 2002       $ 9.895      $ 7.549       1,421
                                 2003       $ 7.549      $ 9.473       3,366
                                 2004       $ 9.473      $10.369       3,366
                                 2005       $10.369      $10.749       3,366
                                 2006       $10.749      $12.275       3,039
                                 2007       $12.275      $11.361       3,039
                                 2008       $11.361      $ 6.861       3,039
                                 2009       $ 6.861      $ 8.773       3,039
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.184       5,772
                                 2002       $ 9.184      $ 7.449       5,918
                                 2003       $ 7.449      $ 9.431       5,490
                                 2004       $ 9.431      $10.795       5,490
                                 2005       $10.795      $11.932       5,490
                                 2006       $11.932      $15.014       5,151
                                 2007       $15.014      $16.026       5,151
                                 2008       $16.026      $ 8.849       5,151
                                 2009       $ 8.849      $10.864       3,145
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.300       1,452
                                 2003       $ 7.300      $10.762       1,452
                                 2004       $10.762      $13.381       1,452
                                 2005       $13.381      $14.110       1,452
                                 2006       $14.110      $16.304       1,452
                                 2007       $16.304      $14.017       1,452
                                 2008       $14.017      $ 8.373       1,452
                                 2009       $ 8.373      $10.849       1,452

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.121         285
                                 2002       $ 9.121       $6.601       1,988
                                 2003       $ 6.601       $8.123       4,360
                                 2004       $ 8.123       $8.405       4,360
                                 2005       $ 8.405       $8.751       4,359
                                 2006       $ 8.751       $9.090       3,962
                                 2007       $ 9.090       $9.448       3,680
                                 2008       $ 9.448       $5.861       3,680
                                 2009       $ 5.861       $9.463       3,680


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.664       256,441
                                 2001       $ 9.664      $ 6.789       436,004
                                 2002       $ 6.789      $ 5.156       500,733
                                 2003       $ 5.156      $ 6.383       490,963
                                 2004       $ 6.383      $ 7.066       427,422
                                 2005       $ 7.066      $ 8.535       340,319
                                 2006       $ 8.535      $ 9.043       335,593
                                 2007       $ 9.043      $10.624       278,593
                                 2008       $10.624      $ 5.333       220,696
                                 2009       $ 5.333      $ 8.873       208,966
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.669       279,490
                                 2001       $10.669      $ 9.930       994,366
                                 2002       $ 9.930      $ 7.991     1,381,111
                                 2003       $ 7.991      $10.030     1,488,302
                                 2004       $10.030      $10.682     1,347,847
                                 2005       $10.682      $11.077     1,142,480
                                 2006       $11.077      $12.084     1,005,855
                                 2007       $12.084      $12.356       857,701
                                 2008       $12.356      $ 7.727       620,699
                                 2009       $ 7.727      $ 9.426       569,758
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.515       692,900
                                 2001       $ 9.515      $ 6.829     1,351,618
                                 2002       $ 6.829      $ 5.280     1,722,405
                                 2003       $ 5.280      $ 6.368     1,791,930
                                 2004       $ 6.368      $ 6.949     1,549,931
                                 2005       $ 6.949      $ 8.063     1,272,029
                                 2006       $ 8.063      $ 8.248     1,099,288
                                 2007       $ 8.248      $ 9.678       923,998
                                 2008       $ 9.678      $ 4.977       700,210
                                 2009       $ 4.977      $ 8.369       620,532

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.178      222,221
                                 2001       $ 9.178      $ 7.414      359,098
                                 2002       $ 7.414      $ 5.726      441,085
                                 2003       $ 5.726      $ 7.253      462,045
                                 2004       $ 7.253      $ 8.030      433,021
                                 2005       $ 8.030      $ 8.564      387,345
                                 2006       $ 8.564      $10.947      369,392
                                 2007       $10.947      $12.427      309,595
                                 2008       $12.427      $ 6.991      242,076
                                 2009       $ 6.991      $ 8.766      206,327
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.402      110,885
                                 2001       $ 8.402      $ 6.323      137,873
                                 2002       $ 6.323      $ 4.920      127,797
                                 2003       $ 4.920      $ 6.331      133,453
                                 2004       $ 6.331      $ 6.997      131,478
                                 2005       $ 6.997      $ 7.331      115,446
                                 2006       $ 7.331      $ 8.539      100,291
                                 2007       $ 8.539      $ 9.806       88,718
                                 2008       $ 9.806      $ 5.408       74,498
                                 2009       $ 5.408      $ 5.167            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.918       34,125
                                 2001       $ 9.918      $ 9.131      173,267
                                 2002       $ 9.131      $ 7.844      358,014
                                 2003       $ 7.844      $10.163      446,295
                                 2004       $10.163      $11.468      481,525
                                 2005       $11.468      $11.985      470,394
                                 2006       $11.985      $14.345      430,061
                                 2007       $14.345      $15.072      374,913
                                 2008       $15.072      $ 8.739      296,589
                                 2009       $ 8.739      $ 9.987      248,589
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 6.935      139,820
                                 2001       $ 6.935      $ 4.510      213,247
                                 2002       $ 4.510      $ 4.112      335,188
                                 2003       $ 4.112      $ 5.157      642,860
                                 2004       $ 5.157      $ 5.561      540,477
                                 2005       $ 5.561      $ 5.579      384,421
                                 2006       $ 5.579      $ 5.986      299,875
                                 2007       $ 5.986      $ 6.121      241,105
                                 2008       $ 6.121      $ 4.627      185,064
                                 2009       $ 4.627      $ 6.570      155,133

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.016        36,714
                                 2001       $10.016      $10.065       150,236
                                 2002       $10.065      $ 9.118       248,486
                                 2003       $ 9.118      $10.814     1,168,417
                                 2004       $10.814      $11.785     1,004,477
                                 2005       $11.785      $12.377       798,338
                                 2006       $12.377      $13.883       652,666
                                 2007       $13.883      $14.054       457,445
                                 2008       $14.054      $10.175       222,392
                                 2009       $10.175      $12.508       143,800
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.248        83,975
                                 2001       $10.248      $11.549       821,947
                                 2002       $11.549      $11.965     1,812,603
                                 2003       $11.965      $12.729     1,527,428
                                 2004       $12.729      $13.164     1,301,953
                                 2005       $13.164      $13.355     1,111,321
                                 2006       $13.355      $13.847       979,647
                                 2007       $13.847      $14.408       935,609
                                 2008       $14.408      $12.889       804,286
                                 2009       $12.889      $15.514       703,266
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.289        21,819
                                 2001       $10.289      $10.783       335,922
                                 2002       $10.783      $11.017       858,697
                                 2003       $11.017      $11.058     1,125,940
                                 2004       $11.058      $11.011       951,252
                                 2005       $11.011      $11.001       829,027
                                 2006       $11.001      $11.264       774,764
                                 2007       $11.264      $11.396       910,349
                                 2008       $11.396      $ 9.509       679,532
                                 2009       $ 9.509      $ 9.880       644,373
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.248       322,690
                                 2001       $10.248      $10.453     1,095,666
                                 2002       $10.453      $10.400     1,597,019
                                 2003       $10.400      $10.278     1,123,944
                                 2004       $10.278      $10.178       741,890
                                 2005       $10.178      $10.272       720,117
                                 2006       $10.272      $10.551       671,275
                                 2007       $10.551      $10.868       482,907
                                 2008       $10.868      $10.931       727,014
                                 2009       $10.931      $10.760       481,255

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.946       283,453
                                 2001       $ 8.946      $ 7.702       851,343
                                 2002       $ 7.702      $ 5.862     1,585,106
                                 2003       $ 5.862      $ 7.358     2,047,393
                                 2004       $ 7.358      $ 7.987     1,910,356
                                 2005       $ 7.987      $ 8.210     1,700,618
                                 2006       $ 8.210      $ 9.310     1,454,502
                                 2007       $ 9.310      $ 9.621     1,268,974
                                 2008       $ 9.621      $ 5.940       927,538
                                 2009       $ 5.940      $ 7.370       859,148
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.909       456,525
                                 2001       $ 9.909      $ 8.837       932,911
                                 2002       $ 8.837      $ 7.729     1,309,753
                                 2003       $ 7.729      $ 9.577     1,377,829
                                 2004       $ 9.577      $10.379     1,334,249
                                 2005       $10.379      $11.040     1,151,169
                                 2006       $11.040      $12.469     1,028,880
                                 2007       $12.469      $13.298       862,141
                                 2008       $13.298      $ 9.921       665,917
                                 2009       $ 9.921      $11.662       602,400
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.116       357,734
                                 2001       $10.116      $ 7.369       564,418
                                 2002       $ 7.369      $ 5.578       668,026
                                 2003       $ 5.578      $ 6.433       734,509
                                 2004       $ 6.433      $ 7.616       657,696
                                 2005       $ 7.616      $ 8.572       538,300
                                 2006       $ 8.572      $10.127       463,568
                                 2007       $10.127      $11.964       476,162
                                 2008       $11.964      $ 7.837       367,946
                                 2009       $ 7.837      $ 9.166       350,936
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.377        78,128
                                 2001       $ 6.377      $ 5.869       125,949
                                 2002       $ 5.869      $ 5.262       172,084
                                 2003       $ 5.262      $ 7.752       144,846
                                 2004       $ 7.752      $ 9.393       150,964
                                 2005       $ 9.393      $12.376       163,988
                                 2006       $12.376      $16.705       163,047
                                 2007       $16.705      $23.091       132,893
                                 2008       $23.091      $ 9.857       126,959
                                 2009       $ 9.857      $16.478       138,374

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.324       301,548
                                 2001       $ 8.324      $ 6.954       431,332
                                 2002       $ 6.954      $ 4.937       456,897
                                 2003       $ 4.937      $ 6.071       532,130
                                 2004       $ 6.071      $ 6.439       514,290
                                 2005       $ 6.439      $ 7.334       436,679
                                 2006       $ 7.334      $ 7.515       320,230
                                 2007       $ 7.515      $ 9.015       320,992
                                 2008       $ 9.015      $ 4.509       249,014
                                 2009       $ 4.509      $ 7.346       209,036
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.041        73,831
                                 2001       $ 9.041      $ 7.181       120,221
                                 2002       $ 7.181      $ 5.880       163,628
                                 2003       $ 5.880      $ 7.374       236,961
                                 2004       $ 7.374      $ 8.519       238,284
                                 2005       $ 8.519      $ 9.313       200,916
                                 2006       $ 9.313      $11.471       193,947
                                 2007       $11.471      $12.936       148,990
                                 2008       $12.936      $ 7.050       137,663
                                 2009       $ 7.050      $ 9.196       122,897
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.314        78,423
                                 2003       $ 7.314      $10.205       184,747
                                 2004       $10.205      $12.214       188,752
                                 2005       $12.214      $14.134       200,084
                                 2006       $14.134      $15.201       170,680
                                 2007       $15.201      $18.351       133,847
                                 2008       $18.351      $ 9.615       125,651
                                 2009       $ 9.615      $14.919       107,554
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.217        98,471
                                 2001       $10.217      $ 9.739       484,236
                                 2002       $ 9.739      $ 6.899       930,000
                                 2003       $ 6.899      $ 9.609     1,028,980
                                 2004       $ 9.609      $10.837       936,164
                                 2005       $10.837      $11.980       880,280
                                 2006       $11.980      $14.232       808,535
                                 2007       $14.232      $15.105       698,820
                                 2008       $15.105      $ 8.728       534,639
                                 2009       $ 8.728      $11.958       462,224
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.487        23,718
                                 2001       $11.487      $12.418        90,218
                                 2002       $12.418      $12.042       200,431
                                 2003       $12.042      $16.411       234,006
                                 2004       $16.411      $22.031       215,474
                                 2005       $22.031      $25.382       189,199

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.382      $34.489       174,366
                                 2007       $34.489      $28.147       147,644
                                 2008       $28.147      $17.204       105,745
                                 2009       $17.204      $21.734        99,050
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.130        35,346
                                 2005       $11.130      $12.172        34,037
                                 2006       $12.172      $12.571        31,569
                                 2007       $12.571      $14.549        30,125
                                 2008       $14.549      $ 7.613        29,720
                                 2009       $ 7.613      $11.716        20,219
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.041       663,761
                                 2003       $ 8.041      $10.350     1,266,222
                                 2004       $10.350      $11.962     1,531,776
                                 2005       $11.962      $12.257     1,529,185
                                 2006       $12.257      $14.000     1,368,211
                                 2007       $14.000      $13.457     1,120,545
                                 2008       $13.457      $ 8.503       838,853
                                 2009       $ 8.503      $10.746       727,410
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.118       663,700
                                 2001       $ 8.118      $ 5.473       845,177
                                 2002       $ 5.473      $ 3.637       708,543
                                 2003       $ 3.637      $ 4.558       656,167
                                 2004       $ 4.558      $ 4.802       528,663
                                 2005       $ 4.802      $ 5.101       378,012
                                 2006       $ 5.101      $ 5.164       282,336
                                 2007       $ 5.164      $ 5.945       237,121
                                 2008       $ 5.945      $ 2.984       243,847
                                 2009       $ 2.984      $ 4.878       173,817
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.094       182,095
                                 2002       $ 8.094      $ 5.364       495,589
                                 2003       $ 5.364      $ 6.707       500,983
                                 2004       $ 6.707      $ 7.049       461,976
                                 2005       $ 7.049      $ 7.468       400,905
                                 2006       $ 7.468      $ 7.543       370,838
                                 2007       $ 7.543      $ 8.659       309,055
                                 2008       $ 8.659      $ 4.337       249,218
                                 2009       $ 4.337      $ 7.070       211,588
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.273       146,236
                                 2001       $ 8.273      $ 6.247       267,191
                                 2002       $ 6.247      $ 4.650       412,123

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.650      $ 5.928       599,760
                                 2004       $ 5.928      $ 6.221       533,269
                                 2005       $ 6.221      $ 6.665       501,230
                                 2006       $ 6.665      $ 6.973       730,504
                                 2007       $ 6.973      $ 7.687       659,889
                                 2008       $ 7.687      $ 4.351       607,338
                                 2009       $ 4.351      $ 5.185       561,075
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.800       376,947
                                 2007       $10.800      $11.492       344,264
                                 2008       $11.492      $ 7.901       306,370
                                 2009       $ 7.901      $ 9.977       293,523
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.821        17,828
                                 2005       $10.821      $11.462        22,544
                                 2006       $11.462      $12.550        15,855
                                 2007       $12.550      $13.530        17,147
                                 2008       $13.530      $ 9.518        15,857
                                 2009       $ 9.518      $12.199        21,565
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.989       126,220
                                 2001       $ 7.989      $ 6.003       223,872
                                 2002       $ 6.003      $ 4.238       302,481
                                 2003       $ 4.238      $ 5.619       421,273
                                 2004       $ 5.619      $ 6.334       451,056
                                 2005       $ 6.334      $ 6.960       432,132
                                 2006       $ 6.960      $ 6.765       372,439
                                 2007       $ 6.765      $ 7.501       288,911
                                 2008       $ 7.501      $ 4.238       174,538
                                 2009       $ 4.238      $ 5.542       149,291
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.228       139,161
                                 2001       $10.228      $10.081     1,024,922
                                 2002       $10.081      $ 7.713     1,562,496
                                 2003       $ 7.713      $10.035     1,690,954
                                 2004       $10.035      $10.985     1,671,288
                                 2005       $10.985      $11.309     1,431,212
                                 2006       $11.309      $13.021     1,291,664
                                 2007       $13.021      $13.438     1,037,397
                                 2008       $13.438      $ 7.843       849,268
                                 2009       $ 7.843      $ 9.290       684,580
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.968       373,195
                                 2001       $ 7.968      $ 6.477       577,287
                                 2002       $ 6.477      $ 4.408       602,725

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.408      $ 5.353      766,215
                                 2004       $ 5.353      $ 5.708      721,643
                                 2005       $ 5.708      $ 6.452      708,345
                                 2006       $ 6.452      $ 6.310      657,344
                                 2007       $ 6.310      $ 7.055      532,648
                                 2008       $ 7.055      $ 4.179      528,359
                                 2009       $ 4.179      $ 5.639      396,236
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.695       15,886
                                 2005       $10.695      $10.876       16,833
                                 2006       $10.876      $11.708       28,331
                                 2007       $11.708      $11.835       26,896
                                 2008       $11.835      $ 8.925       13,369
                                 2009       $ 8.925      $12.535       38,728
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.240       42,318
                                 2005       $11.240      $11.241      108,603
                                 2006       $11.241      $13.082      217,490
                                 2007       $13.082      $13.358      200,595
                                 2008       $13.358      $ 9.248      158,472
                                 2009       $ 9.248      $12.342      141,805
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.952       24,502
                                 2005       $10.952      $11.916      144,079
                                 2006       $11.916      $13.885      213,727
                                 2007       $13.885      $14.140      157,763
                                 2008       $14.140      $ 8.752      118,539
                                 2009       $ 8.752      $10.858      133,842
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.519       44,013
                                 2005       $11.519      $12.491      134,184
                                 2006       $12.491      $14.931      177,843
                                 2007       $14.931      $16.965      160,437
                                 2008       $16.965      $ 9.955      123,592
                                 2009       $ 9.955      $13.428      133,020
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.549       59,847
                                 2001       $10.549      $ 9.718      313,375
                                 2002       $ 9.718      $ 7.749      545,726
                                 2003       $ 7.749      $ 9.715      744,288
                                 2004       $ 9.715      $10.624      591,161
                                 2005       $10.624      $11.004      507,798
                                 2006       $11.004      $12.554      443,981
                                 2007       $12.554      $11.609      396,694
                                 2008       $11.609      $ 7.004      298,142
                                 2009       $ 7.004      $ 8.949      277,204

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.003      180,652
                                 2001       $ 9.003      $ 7.034      401,979
                                 2002       $ 7.034      $ 5.700      569,619
                                 2003       $ 5.700      $ 7.210      564,642
                                 2004       $ 7.210      $ 8.246      516,366
                                 2005       $ 8.246      $ 9.106      533,021
                                 2006       $ 9.106      $11.447      515,718
                                 2007       $11.447      $12.209      446,897
                                 2008       $12.209      $ 6.735      352,540
                                 2009       $ 6.735      $ 8.261      296,588
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.296      305,980
                                 2003       $ 7.296      $10.746      445,143
                                 2004       $10.746      $13.349      485,217
                                 2005       $13.349      $14.063      459,194
                                 2006       $14.063      $16.236      456,712
                                 2007       $16.236      $13.946      422,535
                                 2008       $13.946      $ 8.323      355,678
                                 2009       $ 8.323      $10.775      331,421
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.106      292,798
                                 2001       $ 8.106      $ 6.189      570,627
                                 2002       $ 6.189      $ 4.475      734,266
                                 2003       $ 4.475      $ 5.502      661,226
                                 2004       $ 5.502      $ 5.688      617,844
                                 2005       $ 5.688      $ 5.917      492,552
                                 2006       $ 5.917      $ 6.140      435,359
                                 2007       $ 6.140      $ 6.377      353,975
                                 2008       $ 6.377      $ 3.952      287,897
                                 2009       $ 3.952      $ 6.375      243,589



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                           MORTALITY & EXPENSE = 1.5



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.186         149
                                 2002       $ 9.186      $ 6.976           0
                                 2003       $ 6.976      $ 8.634           0
                                 2004       $ 8.634      $ 9.557           0
                                 2005       $ 9.557      $11.543           0
                                 2006       $11.543      $12.229           0
                                 2007       $12.229      $14.366           0
                                 2008       $14.366      $ 7.210           0
                                 2009       $ 7.210      $11.996           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.312      10,910
                                 2002       $ 9.312      $ 7.493      14,181
                                 2003       $ 7.493      $ 9.404      24,848
                                 2004       $ 9.404      $10.014      24,079
                                 2005       $10.014      $10.384      10,668
                                 2006       $10.384      $11.326      10,668
                                 2007       $11.326      $11.580      10,668
                                 2008       $11.580      $ 7.241      10,668
                                 2009       $ 7.241      $ 8.832      10,668
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.182           0
                                 2002       $ 9.182      $ 7.127           0
                                 2003       $ 7.127      $ 8.596           0
                                 2004       $ 8.596      $ 9.378           0
                                 2005       $ 9.378      $10.881           0
                                 2006       $10.881      $11.129           0
                                 2007       $11.129      $13.058           0
                                 2008       $13.058      $ 6.715           0
                                 2009       $ 6.715      $11.290           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.974           0
                                 2002       $ 9.974      $ 7.380           0
                                 2003       $ 7.380      $ 9.348           0
                                 2004       $ 9.348      $10.347           0
                                 2005       $10.347      $11.035       1,421
                                 2006       $11.035      $14.105       1,421
                                 2007       $14.105      $16.010           0
                                 2008       $16.010      $ 9.005           0
                                 2009       $ 9.005      $11.291           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.698           0
                                 2002       $ 9.698      $ 6.985           0
                                 2003       $ 6.985      $ 8.988           0
                                 2004       $ 8.988      $ 9.932         776
                                 2005       $ 9.932      $10.404         775
                                 2006       $10.404      $12.118         775
                                 2007       $12.118      $13.914         696
                                 2008       $13.914      $ 7.674           0
                                 2009       $ 7.674      $ 7.330           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.134           0
                                 2002       $10.134      $ 8.321           0
                                 2003       $ 8.321      $10.780           0
                                 2004       $10.780      $12.163           0
                                 2005       $12.163      $12.709           0
                                 2006       $12.709      $15.210           0
                                 2007       $15.210      $15.980           0
                                 2008       $15.980      $ 9.265           0
                                 2009       $ 9.265      $10.587           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.195           0
                                 2002       $ 9.195      $ 7.037           0
                                 2003       $ 7.037      $ 8.825           0
                                 2004       $ 8.825      $ 9.516           0
                                 2005       $ 9.516      $ 9.545           0
                                 2006       $ 9.545      $10.240           0
                                 2007       $10.240      $10.470           0
                                 2008       $10.470      $ 7.914           0
                                 2009       $ 7.914      $11.236           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.628       1,438
                                 2002       $ 9.628      $ 8.721       2,759
                                 2003       $ 8.721      $10.343       2,845
                                 2004       $10.343      $11.270       2,207
                                 2005       $11.270      $11.836       1,733

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.836      $13.275       1,810
                                 2007       $13.275      $13.437       1,802
                                 2008       $13.437      $ 9.727       1,605
                                 2009       $ 9.727      $11.956       1,610
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.422       1,612
                                 2002       $10.422      $10.797       4,551
                                 2003       $10.797      $11.485       2,344
                                 2004       $11.485      $11.876       2,428
                                 2005       $11.876      $12.048       2,240
                                 2006       $12.048      $12.490       2,266
                                 2007       $12.490      $12.995         270
                                 2008       $12.995      $11.623         226
                                 2009       $11.623      $13.989         206
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.280       1,488
                                 2002       $10.280      $10.502       4,504
                                 2003       $10.502      $10.540       4,247
                                 2004       $10.540      $10.494       4,247
                                 2005       $10.494      $10.484           0
                                 2006       $10.484      $10.734           0
                                 2007       $10.734      $10.858           0
                                 2008       $10.858      $ 9.060           0
                                 2009       $ 9.060      $ 9.411           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.031           0
                                 2002       $10.031      $10.002           0
                                 2003       $10.002      $ 9.885           0
                                 2004       $ 9.885      $ 9.788           0
                                 2005       $ 9.788      $ 9.877           0
                                 2006       $ 9.877      $10.144           0
                                 2007       $10.144      $10.448           0
                                 2008       $10.448      $10.507           0
                                 2009       $10.507      $10.342           0
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.449       8,443
                                 2002       $ 9.449      $ 7.191       9,701
                                 2003       $ 7.191      $ 9.026       9,248
                                 2004       $ 9.026      $ 9.797       8,412
                                 2005       $ 9.797      $10.069         680
                                 2006       $10.069      $11.418         654
                                 2007       $11.418      $11.798         631
                                 2008       $11.798      $ 7.283         600
                                 2009       $ 7.283      $ 9.036         563

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.534        146
                                 2002       $ 9.534      $ 8.433        142
                                 2003       $ 8.433      $10.448        140
                                 2004       $10.448      $11.322        227
                                 2005       $11.322      $12.042        235
                                 2006       $12.042      $13.599        235
                                 2007       $13.599      $14.502        233
                                 2008       $14.502      $10.818        226
                                 2009       $10.818      $12.716        230
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.309        912
                                 2002       $ 8.309      $ 6.290        964
                                 2003       $ 6.290      $ 7.253        964
                                 2004       $ 7.253      $ 8.586        306
                                 2005       $ 8.586      $ 9.663        280
                                 2006       $ 9.663      $11.415        293
                                 2007       $11.415      $13.484        262
                                 2008       $13.484      $ 8.831        289
                                 2009       $ 8.831      $10.328        276
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.259          0
                                 2002       $ 9.259      $ 8.757          0
                                 2003       $ 8.757      $12.898          0
                                 2004       $12.898      $15.628          0
                                 2005       $15.628      $20.587        817
                                 2006       $20.587      $27.787        817
                                 2007       $27.787      $38.405          0
                                 2008       $38.405      $16.393          0
                                 2009       $16.393      $27.401          0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.676          0
                                 2002       $ 9.676      $ 6.840          0
                                 2003       $ 6.840      $ 8.409          0
                                 2004       $ 8.409      $ 8.919          0
                                 2005       $ 8.919      $10.157          0
                                 2006       $10.157      $10.406          0
                                 2007       $10.406      $12.484          0
                                 2008       $12.484      $ 6.242          0
                                 2009       $ 6.242      $10.171          0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.791          0
                                 2002       $ 9.791      $ 7.449          0
                                 2003       $ 7.449      $ 9.340          0
                                 2004       $ 9.340      $10.790          0
                                 2005       $10.790      $11.795          0
                                 2006       $11.795      $14.526          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.526      $16.380           0
                                 2008       $16.380      $ 8.926           0
                                 2009       $ 8.926      $11.642           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.314           0
                                 2003       $ 7.314      $10.204           0
                                 2004       $10.204      $12.210           0
                                 2005       $12.210      $14.128           0
                                 2006       $14.128      $15.194           0
                                 2007       $15.194      $18.341           0
                                 2008       $18.341      $ 9.608           0
                                 2009       $ 9.608      $14.908           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.858       2,378
                                 2002       $ 9.858      $ 6.982       8,179
                                 2003       $ 6.982      $ 9.724       9,829
                                 2004       $ 9.724      $10.966       9,785
                                 2005       $10.966      $12.121       8,388
                                 2006       $12.121      $14.399       8,380
                                 2007       $14.399      $15.280       1,336
                                 2008       $15.280      $ 8.829         761
                                 2009       $ 8.829      $12.095         679
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.586           0
                                 2002       $10.586      $ 9.947         515
                                 2003       $ 9.947      $13.554         461
                                 2004       $13.554      $18.193         456
                                 2005       $18.193      $20.959         423
                                 2006       $20.959      $28.475         361
                                 2007       $28.475      $23.237         426
                                 2008       $23.237      $14.201         440
                                 2009       $14.201      $17.939         479
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.129           0
                                 2005       $11.129      $12.169           0
                                 2006       $12.169      $12.566           0
                                 2007       $12.566      $14.542           0
                                 2008       $14.542      $ 7.608           0
                                 2009       $ 7.608      $11.708           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.041       1,595
                                 2003       $ 8.041      $10.348         513
                                 2004       $10.348      $11.958       1,175
                                 2005       $11.958      $12.253         663
                                 2006       $12.253      $13.994         663

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.994      $13.450         594
                                 2008       $13.450      $ 8.497           0
                                 2009       $ 8.497      $10.738           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.251           0
                                 2002       $ 9.251      $ 5.834           0
                                 2003       $ 5.834      $ 7.312           0
                                 2004       $ 7.312      $ 7.702           0
                                 2005       $ 7.702      $ 8.181           0
                                 2006       $ 8.181      $ 8.282           0
                                 2007       $ 8.282      $ 9.532           0
                                 2008       $ 9.532      $ 4.785           0
                                 2009       $ 4.785      $ 7.820           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.768          46
                                 2002       $ 8.768      $ 5.811         289
                                 2003       $ 5.811      $ 7.265         288
                                 2004       $ 7.265      $ 7.634         286
                                 2005       $ 7.634      $ 8.087         285
                                 2006       $ 8.087      $ 8.168         284
                                 2007       $ 8.168      $ 9.375         283
                                 2008       $ 9.375      $ 4.695         281
                                 2009       $ 4.695      $ 7.653         280
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.235       1,127
                                 2002       $ 9.235      $ 6.875       3,414
                                 2003       $ 6.875      $ 8.763       3,414
                                 2004       $ 8.763      $ 9.196       3,414
                                 2005       $ 9.196      $ 9.850           0
                                 2006       $ 9.850      $10.305           0
                                 2007       $10.305      $11.358           0
                                 2008       $11.358      $ 6.428           0
                                 2009       $ 6.428      $ 7.659           0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.799         281
                                 2007       $10.799      $11.490         280
                                 2008       $11.490      $ 7.899         279
                                 2009       $ 7.899      $ 9.973         277
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.820           0
                                 2005       $10.820      $11.459           0
                                 2006       $11.459      $12.545           0
                                 2007       $12.545      $13.524           0
                                 2008       $13.524      $ 9.513           0
                                 2009       $ 9.513      $12.191           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.351           0
                                 2002       $ 9.351      $ 6.446           0
                                 2003       $ 6.446      $ 8.545           0
                                 2004       $ 8.545      $ 9.631         779
                                 2005       $ 9.631      $10.581       7,789
                                 2006       $10.581      $10.285       7,789
                                 2007       $10.285      $11.402         698
                                 2008       $11.402      $ 6.441           0
                                 2009       $ 6.441      $ 8.422           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.521       1,942
                                 2002       $ 9.521      $ 7.284       4,455
                                 2003       $ 7.284      $ 9.475       4,062
                                 2004       $ 9.475      $10.371       4,093
                                 2005       $10.371      $10.676      10,969
                                 2006       $10.676      $12.292      10,994
                                 2007       $12.292      $12.683       2,998
                                 2008       $12.683      $ 7.402       3,118
                                 2009       $ 7.402      $ 8.767       3,153
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.318       3,489
                                 2002       $ 9.318      $ 6.342       5,215
                                 2003       $ 6.342      $ 7.700       5,215
                                 2004       $ 7.700      $ 8.210       5,215
                                 2005       $ 8.210      $ 9.279           0
                                 2006       $ 9.279      $ 9.074           0
                                 2007       $ 9.074      $10.144           0
                                 2008       $10.144      $ 6.008           0
                                 2009       $ 6.008      $ 8.106           0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.695           0
                                 2005       $10.695      $10.873           0
                                 2006       $10.873      $11.703           0
                                 2007       $11.703      $11.829           0
                                 2008       $11.829      $ 8.920           0
                                 2009       $ 8.920      $12.526           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.240           0
                                 2005       $11.240      $11.238           0
                                 2006       $11.238      $13.078           0
                                 2007       $13.078      $13.352           0
                                 2008       $13.352      $ 9.243           0
                                 2009       $ 9.243      $12.335           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.951          0
                                 2005       $10.951      $11.914          0
                                 2006       $11.914      $13.881          0
                                 2007       $13.881      $14.134          0
                                 2008       $14.134      $ 8.748          0
                                 2009       $ 8.748      $10.852          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.519          0
                                 2005       $11.519      $12.488          0
                                 2006       $12.488      $14.926          0
                                 2007       $14.926      $16.958          0
                                 2008       $16.958      $ 9.950          0
                                 2009       $ 9.950      $13.419          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.455        783
                                 2002       $ 9.455      $ 7.538        782
                                 2003       $ 7.538      $ 9.449        781
                                 2004       $ 9.449      $10.333        780
                                 2005       $10.333      $10.701          0
                                 2006       $10.701      $12.207          0
                                 2007       $12.207      $11.287          0
                                 2008       $11.287      $ 6.809          0
                                 2009       $ 6.809      $ 8.699          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.709          0
                                 2002       $ 9.709      $ 7.437        523
                                 2003       $ 7.437      $ 9.407        523
                                 2004       $ 9.407      $10.757        522
                                 2005       $10.757      $11.878        502
                                 2006       $11.878      $14.931        468
                                 2007       $14.931      $15.922        448
                                 2008       $15.922      $ 8.782        487
                                 2009       $ 8.782      $10.772        509
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.295          0
                                 2003       $ 7.295      $10.744          0
                                 2004       $10.744      $13.346        622
                                 2005       $13.346      $14.058        622
                                 2006       $14.058      $16.229        622
                                 2007       $16.229      $13.938        558
                                 2008       $13.938      $ 8.318          0
                                 2009       $ 8.318      $10.767          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.116         545
                                 2002       $ 9.116       $6.591         544
                                 2003       $ 6.591       $8.102      18,726
                                 2004       $ 8.102       $8.375      18,725
                                 2005       $ 8.375       $8.712      18,183
                                 2006       $ 8.712       $9.040      18,183
                                 2007       $ 9.040       $9.387      18,183
                                 2008       $ 9.387       $5.817      18,183
                                 2009       $ 5.817       $9.382      18,183



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.53



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.185         856
                                 2002       $ 9.185      $ 6.973         906
                                 2003       $ 6.973      $ 8.628       2,717
                                 2004       $ 8.628      $ 9.547       2,485
                                 2005       $ 9.547      $11.528       2,428
                                 2006       $11.528      $12.208       1,921
                                 2007       $12.208      $14.338       1,916
                                 2008       $14.338      $ 7.194         775
                                 2009       $ 7.194      $11.965         119
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.311       7,536
                                 2002       $ 9.311      $ 7.490      22,181
                                 2003       $ 7.490      $ 9.397      21,880
                                 2004       $ 9.397      $10.004      17,779
                                 2005       $10.004      $10.369      15,055
                                 2006       $10.369      $11.307      11,790
                                 2007       $11.307      $11.557      10,083
                                 2008       $11.557      $ 7.225      10,079
                                 2009       $ 7.225      $ 8.809       8,868
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.218       7,275
                                 2002       $ 9.218      $ 7.124      15,485
                                 2003       $ 7.124      $ 8.589      13,811
                                 2004       $ 8.589      $ 9.368      14,703
                                 2005       $ 9.368      $10.867      11,688
                                 2006       $10.867      $11.110      11,689
                                 2007       $11.110      $13.032       7,127
                                 2008       $13.032      $ 6.699       5,877
                                 2009       $ 6.699      $11.261       5,156

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.556       1,140
                                 2002       $ 9.556      $ 7.377       3,566
                                 2003       $ 7.377      $ 9.341       5,381
                                 2004       $ 9.341      $10.336       6,227
                                 2005       $10.336      $11.020       5,946
                                 2006       $11.020      $14.081       5,945
                                 2007       $14.081      $15.978       4,434
                                 2008       $15.978      $ 8.985       2,291
                                 2009       $ 8.985      $11.262       1,595
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.698           0
                                 2002       $ 9.698      $ 6.981           0
                                 2003       $ 6.981      $ 8.981           0
                                 2004       $ 8.981      $ 9.921           0
                                 2005       $ 9.921      $10.390           0
                                 2006       $10.390      $12.098           0
                                 2007       $12.098      $13.887           0
                                 2008       $13.887      $ 7.656           0
                                 2009       $ 7.656      $ 7.313           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.685       1,632
                                 2002       $ 9.685      $ 8.317       6,641
                                 2003       $ 8.317      $10.771       6,177
                                 2004       $10.771      $12.150       6,320
                                 2005       $12.150      $12.692       2,673
                                 2006       $12.692      $15.185       2,673
                                 2007       $15.185      $15.949       1,322
                                 2008       $15.949      $ 9.244       1,322
                                 2009       $ 9.244      $10.560       1,322
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.718         439
                                 2002       $ 7.718      $ 7.034         439
                                 2003       $ 7.034      $ 8.818         951
                                 2004       $ 8.818      $ 9.506         771
                                 2005       $ 9.506      $ 9.532         853
                                 2006       $ 9.532      $10.223         416
                                 2007       $10.223      $10.450           0
                                 2008       $10.450      $ 7.896           0
                                 2009       $ 7.896      $11.207           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.627         829
                                 2002       $ 9.627      $ 8.717       3,694
                                 2003       $ 8.717      $10.335       5,893
                                 2004       $10.335      $11.258       5,914
                                 2005       $11.258      $11.820       4,609

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.820      $13.253       4,109
                                 2007       $13.253      $13.411       3,824
                                 2008       $13.411      $ 9.705       3,821
                                 2009       $ 9.705      $11.925       1,655
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.421         943
                                 2002       $10.421      $10.792       3,998
                                 2003       $10.792      $11.476      19,710
                                 2004       $11.476      $11.863      14,303
                                 2005       $11.863      $12.031       5,125
                                 2006       $12.031      $12.469       2,050
                                 2007       $12.469      $12.969       2,050
                                 2008       $12.969      $11.597       1,234
                                 2009       $11.597      $13.953         774
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.279         121
                                 2002       $10.279      $10.497      33,980
                                 2003       $10.497      $10.532       5,478
                                 2004       $10.532      $10.483       3,679
                                 2005       $10.483      $10.470       2,472
                                 2006       $10.470      $10.716       2,712
                                 2007       $10.716      $10.837       2,711
                                 2008       $10.837      $ 9.039       1,281
                                 2009       $ 9.039      $ 9.387         472
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.053      20,406
                                 2002       $10.053      $ 9.998      50,938
                                 2003       $ 9.998      $ 9.877       6,593
                                 2004       $ 9.877      $ 9.777       3,661
                                 2005       $ 9.777      $ 9.863       3,235
                                 2006       $ 9.863      $10.127       2,294
                                 2007       $10.127      $10.427       1,854
                                 2008       $10.427      $10.484       1,172
                                 2009       $10.484      $10.316         786
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.448      12,846
                                 2002       $ 9.448      $ 7.188      17,866
                                 2003       $ 7.188      $ 9.019      23,530
                                 2004       $ 9.019      $ 9.787      22,150
                                 2005       $ 9.787      $10.056      21,877
                                 2006       $10.056      $11.399      20,830
                                 2007       $11.399      $11.775       8,181
                                 2008       $11.775      $ 7.267       7,450
                                 2009       $ 7.267      $ 9.013       7,036

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.532       7,962
                                 2002       $ 9.532      $ 8.430      11,014
                                 2003       $ 8.430      $10.440      12,718
                                 2004       $10.440      $11.310       9,930
                                 2005       $11.310      $12.025       9,603
                                 2006       $12.025      $13.576       5,447
                                 2007       $13.576      $14.474       2,544
                                 2008       $14.474      $10.794       1,499
                                 2009       $10.794      $12.683         843
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.308       2,204
                                 2002       $ 8.308      $ 6.287       2,203
                                 2003       $ 6.287      $ 7.248       2,202
                                 2004       $ 7.248      $ 8.577       2,201
                                 2005       $ 8.577      $ 9.650           0
                                 2006       $ 9.650      $11.396           0
                                 2007       $11.396      $13.457           0
                                 2008       $13.457      $ 8.811           0
                                 2009       $ 8.811      $10.301           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.766       1,106
                                 2002       $ 9.766      $ 8.752       1,804
                                 2003       $ 8.752      $12.888       2,087
                                 2004       $12.888      $15.611       1,217
                                 2005       $15.611      $20.559       1,216
                                 2006       $20.559      $27.741       1,216
                                 2007       $27.741      $38.329       1,431
                                 2008       $38.329      $16.356       1,380
                                 2009       $16.356      $27.331       1,319
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.633       1,842
                                 2002       $ 9.633      $ 6.837       5,397
                                 2003       $ 6.837      $ 8.403       5,397
                                 2004       $ 8.403      $ 8.910       6,321
                                 2005       $ 8.910      $10.143       6,321
                                 2006       $10.143      $10.389       6,321
                                 2007       $10.389      $12.459       1,167
                                 2008       $12.459      $ 6.228         838
                                 2009       $ 6.228      $10.145         838
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.791           0
                                 2002       $ 9.791      $ 7.445           0
                                 2003       $ 7.445      $ 9.333           0
                                 2004       $ 9.333      $10.779         621
                                 2005       $10.779      $11.779         621
                                 2006       $11.779      $14.502         621

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.502      $16.348         621
                                 2008       $16.348      $ 8.906         621
                                 2009       $ 8.906      $11.612         621
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.312       3,414
                                 2003       $ 7.312      $10.199       3,258
                                 2004       $10.199      $12.201       3,257
                                 2005       $12.201      $14.113       3,256
                                 2006       $14.113      $15.173       3,096
                                 2007       $15.173      $18.310       3,633
                                 2008       $18.310      $ 9.589       2,569
                                 2009       $ 9.589      $14.874       2,043
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.856       5,648
                                 2002       $ 9.856      $ 6.979      17,892
                                 2003       $ 6.979      $ 9.717      10,131
                                 2004       $ 9.717      $10.955      16,589
                                 2005       $10.955      $12.105      16,370
                                 2006       $12.105      $14.375      11,918
                                 2007       $14.375      $15.250      10,719
                                 2008       $15.250      $ 8.809       8,814
                                 2009       $ 8.809      $12.064       8,773
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.256         726
                                 2002       $10.256      $ 9.942       3,570
                                 2003       $ 9.942      $13.543       2,211
                                 2004       $13.543      $18.174       1,670
                                 2005       $18.174      $20.930         754
                                 2006       $20.930      $28.428         475
                                 2007       $28.428      $23.191         475
                                 2008       $23.191      $14.169         217
                                 2009       $14.169      $17.893         217
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.127           0
                                 2005       $11.127      $12.163           0
                                 2006       $12.163      $12.556           0
                                 2007       $12.556      $14.526           0
                                 2008       $14.526      $ 7.597           0
                                 2009       $ 7.597      $11.688           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.039       1,915
                                 2003       $ 8.039      $10.343       3,863
                                 2004       $10.343      $11.949       3,282
                                 2005       $11.949      $12.239       6,017
                                 2006       $12.239      $13.974       4,622

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.974      $13.427       4,643
                                 2008       $13.427      $ 8.480       3,112
                                 2009       $ 8.480      $10.713       1,789
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.780       1,647
                                 2002       $ 8.780      $ 5.832       6,399
                                 2003       $ 5.832      $ 7.306       6,403
                                 2004       $ 7.306      $ 7.694       6,406
                                 2005       $ 7.694      $ 8.170       4,897
                                 2006       $ 8.170      $ 8.268       4,907
                                 2007       $ 8.268      $ 9.513         188
                                 2008       $ 9.513      $ 4.774         199
                                 2009       $ 4.774      $ 7.800           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.767       3,477
                                 2002       $ 8.767      $ 5.808       7,732
                                 2003       $ 5.808      $ 7.259       7,327
                                 2004       $ 7.259      $ 7.626       6,065
                                 2005       $ 7.626      $ 8.076       6,906
                                 2006       $ 8.076      $ 8.154       5,717
                                 2007       $ 8.154      $ 9.357       3,284
                                 2008       $ 9.357      $ 4.684       1,494
                                 2009       $ 4.684      $ 7.634       1,493
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.234         423
                                 2002       $ 9.234      $ 6.872         536
                                 2003       $ 6.872      $ 8.757         265
                                 2004       $ 8.757      $ 9.186         265
                                 2005       $ 9.186      $ 9.836         268
                                 2006       $ 9.836      $10.287         820
                                 2007       $10.287      $11.336         822
                                 2008       $11.336      $ 6.413         829
                                 2009       $ 6.413      $ 7.640         666
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.797       3,800
                                 2007       $10.797      $11.484       1,448
                                 2008       $11.484      $ 7.893       1,115
                                 2009       $ 7.893      $ 9.962         984
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.818           0
                                 2005       $10.818      $11.453           0
                                 2006       $11.453      $12.535           0
                                 2007       $12.535      $13.509         326
                                 2008       $13.509      $ 9.500         326
                                 2009       $ 9.500      $12.170           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.129       1,019
                                 2002       $ 9.129      $ 6.443       1,724
                                 2003       $ 6.443      $ 8.538         468
                                 2004       $ 8.538      $ 9.621       2,573
                                 2005       $ 9.621      $10.567       2,340
                                 2006       $10.567      $10.268       1,961
                                 2007       $10.268      $11.380       2,709
                                 2008       $11.380      $ 6.426       2,224
                                 2009       $ 6.426      $ 8.401       2,670
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.520       4,775
                                 2002       $ 9.520      $ 7.280      15,189
                                 2003       $ 7.280      $ 9.468      12,798
                                 2004       $ 9.468      $10.360      10,232
                                 2005       $10.360      $10.661      10,582
                                 2006       $10.661      $12.271       7,554
                                 2007       $12.271      $12.658       5,845
                                 2008       $12.658      $ 7.386       4,300
                                 2009       $ 7.386      $ 8.745       4,293
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.317       3,831
                                 2002       $ 9.317      $ 6.339       8,884
                                 2003       $ 6.339      $ 7.694       8,877
                                 2004       $ 7.694      $ 8.201       8,871
                                 2005       $ 8.201      $ 9.266       8,866
                                 2006       $ 9.266      $ 9.059       8,861
                                 2007       $ 9.059      $10.125       7,202
                                 2008       $10.125      $ 5.994       7,198
                                 2009       $ 5.994      $ 8.086       5,932
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.693           0
                                 2005       $10.693      $10.868         398
                                 2006       $10.868      $11.694         397
                                 2007       $11.694      $11.817           0
                                 2008       $11.817      $ 8.908           0
                                 2009       $ 8.908      $12.506           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.237         675
                                 2005       $11.237      $11.234         674
                                 2006       $11.234      $13.069         811
                                 2007       $13.069      $13.340       1,704
                                 2008       $13.340      $ 9.232       1,218
                                 2009       $ 9.232      $12.316         544

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.949           0
                                 2005       $10.949      $11.908           0
                                 2006       $11.908      $13.870           0
                                 2007       $13.870      $14.119         203
                                 2008       $14.119      $ 8.736         829
                                 2009       $ 8.736      $10.833         295
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.516         647
                                 2005       $11.516      $12.482       3,327
                                 2006       $12.482      $14.915       3,117
                                 2007       $14.915      $16.940       3,063
                                 2008       $16.940      $ 9.937       2,340
                                 2009       $ 9.937      $13.397       1,631
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.453       4,403
                                 2002       $ 9.453      $ 7.534       4,797
                                 2003       $ 7.534      $ 9.442       4,602
                                 2004       $ 9.442      $10.322       4,137
                                 2005       $10.322      $10.686       4,005
                                 2006       $10.686      $12.187       3,500
                                 2007       $12.187      $11.265         197
                                 2008       $11.265      $ 6.794         196
                                 2009       $ 6.794      $ 8.677         163
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.178       2,107
                                 2002       $ 9.178      $ 7.434       3,659
                                 2003       $ 7.434      $ 9.400       1,882
                                 2004       $ 9.400      $10.746       1,804
                                 2005       $10.746      $11.862       1,803
                                 2006       $11.862      $14.906       1,978
                                 2007       $14.906      $15.891         947
                                 2008       $15.891      $ 8.762         946
                                 2009       $ 8.762      $10.744         944
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.294       9,797
                                 2003       $ 7.294      $10.739       1,794
                                 2004       $10.739      $13.335       3,821
                                 2005       $13.335      $14.043       2,635
                                 2006       $14.043      $16.206       2,525
                                 2007       $16.206      $13.915       2,915
                                 2008       $13.915      $ 8.301       2,740
                                 2009       $ 8.301      $10.742       2,739

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.115       2,670
                                 2002       $ 9.115       $6.588       4,058
                                 2003       $ 6.588       $8.096       3,654
                                 2004       $ 8.096       $8.366       3,652
                                 2005       $ 8.366       $8.700       1,038
                                 2006       $ 8.700       $9.025           0
                                 2007       $ 9.025       $9.368           0
                                 2008       $ 9.368       $5.804           0
                                 2009       $ 5.804       $9.358         152



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                 WITH THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.661       42,754
                                 2001       $ 9.661      $ 6.783      174,685
                                 2002       $ 6.783      $ 5.148      256,420
                                 2003       $ 5.148      $ 6.369      295,950
                                 2004       $ 6.369      $ 7.046      262,263
                                 2005       $ 7.046      $ 8.507      245,674
                                 2006       $ 8.507      $ 9.007      264,786
                                 2007       $ 9.007      $10.576      186,783
                                 2008       $10.576      $ 5.305      125,350
                                 2009       $ 5.305      $ 8.823      121,572
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.665       21,693
                                 2001       $10.665      $ 9.921      235,720
                                 2002       $ 9.921      $ 7.979      421,155
                                 2003       $ 7.979      $10.009      500,347
                                 2004       $10.009      $10.653      472,460
                                 2005       $10.653      $11.040      443,270
                                 2006       $11.040      $12.036      392,454
                                 2007       $12.036      $12.300      257,467
                                 2008       $12.300      $ 7.688      199,318
                                 2009       $ 7.688      $ 9.372      176,333
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.512       85,912
                                 2001       $ 9.512      $ 6.823      365,394
                                 2002       $ 6.823      $ 5.272      584,017
                                 2003       $ 5.272      $ 6.355      663,185
                                 2004       $ 6.355      $ 6.930      624,822
                                 2005       $ 6.930      $ 8.037      544,766
                                 2006       $ 8.037      $ 8.215      491,332
                                 2007       $ 8.215      $ 9.634      366,332
                                 2008       $ 9.634      $ 4.952      294,237
                                 2009       $ 4.952      $ 8.322      282,967

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.175       33,630
                                 2001       $ 9.175      $ 7.407      125,570
                                 2002       $ 7.407      $ 5.717      273,929
                                 2003       $ 5.717      $ 7.238      298,415
                                 2004       $ 7.238      $ 8.008      282,437
                                 2005       $ 8.008      $ 8.535      252,518
                                 2006       $ 8.535      $10.904      237,294
                                 2007       $10.904      $12.371      178,454
                                 2008       $12.371      $ 6.955      125,491
                                 2009       $ 6.955      $ 8.716      113,090
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.399       29,414
                                 2001       $ 8.399      $ 6.317       52,850
                                 2002       $ 6.317      $ 4.912       75,455
                                 2003       $ 4.912      $ 6.318       95,232
                                 2004       $ 6.318      $ 6.978       82,030
                                 2005       $ 6.978      $ 7.306       78,841
                                 2006       $ 7.306      $ 8.506       70,261
                                 2007       $ 8.506      $ 9.762       55,684
                                 2008       $ 9.762      $ 5.381       42,999
                                 2009       $ 5.381      $ 5.139            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.914          725
                                 2001       $ 9.914      $ 9.123       71,662
                                 2002       $ 9.123      $ 7.832      195,517
                                 2003       $ 7.832      $10.141      283,850
                                 2004       $10.141      $11.437      346,948
                                 2005       $11.437      $11.945      334,877
                                 2006       $11.945      $14.288      298,429
                                 2007       $14.288      $15.004      239,980
                                 2008       $15.004      $ 8.694      163,772
                                 2009       $ 8.694      $ 9.930      148,577
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 6.933        6,400
                                 2001       $ 6.933      $ 4.506       60,626
                                 2002       $ 4.506      $ 4.106      144,983
                                 2003       $ 4.106      $ 5.146      313,755
                                 2004       $ 5.146      $ 5.546      364,784
                                 2005       $ 5.546      $ 5.561      299,040
                                 2006       $ 5.561      $ 5.963      249,981
                                 2007       $ 5.963      $ 6.093      130,688
                                 2008       $ 6.093      $ 4.603       83,936
                                 2009       $ 4.603      $ 6.533       67,095

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.013            0
                                 2001       $10.013      $10.055       37,712
                                 2002       $10.055      $ 9.103       82,651
                                 2003       $ 9.103      $10.791      129,269
                                 2004       $10.791      $11.752      143,673
                                 2005       $11.752      $12.336      153,296
                                 2006       $12.336      $13.829      145,993
                                 2007       $13.829      $13.991       95,324
                                 2008       $13.991      $10.123       71,532
                                 2009       $10.123      $12.436       61,919
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.730       11,910
                                 2001       $10.730      $11.538      208,135
                                 2002       $11.538      $11.947      449,444
                                 2003       $11.947      $12.702      438,057
                                 2004       $12.702      $13.128      459,141
                                 2005       $13.128      $13.311      435,508
                                 2006       $13.311      $13.792      375,191
                                 2007       $13.792      $14.343      285,228
                                 2008       $14.343      $12.823      196,894
                                 2009       $12.823      $15.425      180,131
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.285        8,832
                                 2001       $10.285      $10.773      139,644
                                 2002       $10.773      $11.000      562,816
                                 2003       $11.000      $11.034      651,487
                                 2004       $11.034      $10.981      590,495
                                 2005       $10.981      $10.965      516,195
                                 2006       $10.965      $11.220      403,667
                                 2007       $11.220      $11.344      313,788
                                 2008       $11.344      $ 9.461      214,884
                                 2009       $ 9.461      $ 9.823      193,256
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.244       42,625
                                 2001       $10.244      $10.443      473,269
                                 2002       $10.443      $10.384      651,222
                                 2003       $10.384      $10.256      349,472
                                 2004       $10.256      $10.151      297,482
                                 2005       $10.151      $10.238      258,659
                                 2006       $10.238      $10.509      397,866
                                 2007       $10.509      $10.819      408,864
                                 2008       $10.819      $10.875      353,062
                                 2009       $10.875      $10.699      220,596

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.943       18,563
                                 2001       $ 8.943      $ 7.694      314,650
                                 2002       $ 7.694      $ 5.853      639,982
                                 2003       $ 5.853      $ 7.342      827,234
                                 2004       $ 7.342      $ 7.965      813,625
                                 2005       $ 7.965      $ 8.183      709,396
                                 2006       $ 8.183      $ 9.274      595,062
                                 2007       $ 9.274      $ 9.578      492,564
                                 2008       $ 9.578      $ 5.910      398,371
                                 2009       $ 5.910      $ 7.328      362,741
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.905       18,516
                                 2001       $ 9.905      $ 8.729      202,350
                                 2002       $ 8.729      $ 7.717      296,576
                                 2003       $ 7.717      $ 9.556      396,752
                                 2004       $ 9.556      $10.351      434,654
                                 2005       $10.351      $11.003      384,516
                                 2006       $11.003      $12.420      369,964
                                 2007       $12.420      $13.238      272,252
                                 2008       $13.238      $ 9.870      195,211
                                 2009       $ 9.870      $11.596      194,709
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.113       14,072
                                 2001       $10.113      $ 7.362      113,013
                                 2002       $ 7.362      $ 5.570      146,863
                                 2003       $ 5.570      $ 6.420      153,059
                                 2004       $ 6.420      $ 7.595      177,833
                                 2005       $ 7.595      $ 8.544      171,227
                                 2006       $ 8.544      $10.087      168,602
                                 2007       $10.087      $11.910       94,389
                                 2008       $11.910      $ 7.796       88,307
                                 2009       $ 7.796      $ 9.113       69,594
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.375       28,025
                                 2001       $ 6.375      $ 5.863       39,539
                                 2002       $ 5.863      $ 5.254      126,816
                                 2003       $ 5.254      $ 7.735      163,520
                                 2004       $ 7.735      $ 9.367      191,255
                                 2005       $ 9.367      $12.334      214,581
                                 2006       $12.334      $16.640      193,417
                                 2007       $16.640      $22.986      155,076
                                 2008       $22.986      $ 9.807      108,031
                                 2009       $ 9.807      $16.384      118,344

UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                  2000      $10.000      $8.321     28,025
                                  2001      $ 8.321      $6.947     66,571



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2002       $ 6.947      $ 4.929      157,942
                                 2003       $ 4.929      $ 6.058      255,722
                                 2004       $ 6.058      $ 6.422      246,238
                                 2005       $ 6.422      $ 7.309      225,147
                                 2006       $ 7.309      $ 7.485      247,540
                                 2007       $ 7.485      $ 8.975      232,613
                                 2008       $ 8.975      $ 4.485      135,377
                                 2009       $ 4.485      $ 7.304      108,207
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.038        6,737
                                 2001       $ 9.038      $ 7.175       44,320
                                 2002       $ 7.175      $ 5.871       83,338
                                 2003       $ 5.871      $ 7.358      135,827
                                 2004       $ 7.358      $ 8.496      143,327
                                 2005       $ 8.496      $ 9.282      132,746
                                 2006       $ 9.282      $11.426      127,491
                                 2007       $11.426      $12.877      116,230
                                 2008       $12.877      $ 7.014       73,579
                                 2009       $ 7.014      $ 9.143       77,237
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.311       42,389
                                 2003       $ 7.311      $10.195      112,784
                                 2004       $10.195      $12.194      127,863
                                 2005       $12.194      $14.103      124,661
                                 2006       $14.103      $15.159      142,903
                                 2007       $15.159      $18.289      113,842
                                 2008       $18.289      $ 9.576       90,481
                                 2009       $ 9.576      $14.851       90,009
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.214       13,153
                                 2001       $10.214      $ 9.729      289,059
                                 2002       $ 9.729      $ 6.888      570,396
                                 2003       $ 6.888      $ 9.588      644,672
                                 2004       $ 9.588      $10.807      623,287
                                 2005       $10.807      $11.940      568,527
                                 2006       $11.940      $14.176      510,550
                                 2007       $14.176      $15.036      411,673
                                 2008       $15.036      $ 8.683      288,797
                                 2009       $ 8.683      $11.890      249,899
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.483        4,475
                                 2001       $11.483      $12.406       42,773
                                 2002       $12.406      $12.024      147,714
                                 2003       $12.024      $16.376      167,421
                                 2004       $16.376      $21.971      150,898
                                 2005       $21.971      $25.298      142,875

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.298      $34.353      124,320
                                 2007       $34.353      $28.020       94,245
                                 2008       $28.020      $17.116       60,005
                                 2009       $17.116      $21.609       54,187
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.125       43,737
                                 2005       $11.125      $12.161       36,429
                                 2006       $12.161      $12.551       32,990
                                 2007       $12.551      $14.517       32,298
                                 2008       $14.517      $ 7.591       18,618
                                 2009       $ 7.591      $11.677       16,473
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.038      299,434
                                 2003       $ 8.038      $10.339      655,388
                                 2004       $10.339      $11.942      825,722
                                 2005       $11.942      $12.230      791,506
                                 2006       $12.230      $13.961      748,965
                                 2007       $13.961      $13.412      618,232
                                 2008       $13.412      $ 8.469      470,835
                                 2009       $ 8.469      $10.697      421,550
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.115      196,257
                                 2001       $ 8.115      $ 5.468      281,050
                                 2002       $ 5.468      $ 3.631          261
                                 2003       $ 3.631      $ 4.548      249,079
                                 2004       $ 4.548      $ 4.789      219,439
                                 2005       $ 4.789      $ 5.084      213,137
                                 2006       $ 5.084      $ 5.144      181,432
                                 2007       $ 5.144      $ 5.918      149,537
                                 2008       $ 5.918      $ 2.969      123,611
                                 2009       $ 2.969      $ 4.850      120,068
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.090      219,730
                                 2002       $ 8.090      $ 5.359      474,867
                                 2003       $ 5.359      $ 6.697      564,240
                                 2004       $ 6.697      $ 7.034      502,029
                                 2005       $ 7.034      $ 7.447      440,100
                                 2006       $ 7.447      $ 7.518      383,772
                                 2007       $ 7.518      $ 8.625      296,644
                                 2008       $ 8.625      $ 4.317      227,634
                                 2009       $ 4.317      $ 7.034      187,725
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.271        6,211
                                 2001       $ 8.271      $ 6.241       96,658
                                 2002       $ 6.241      $ 4.643      231,645

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.643      $ 5.916      287,723
                                 2004       $ 5.916      $ 6.204      268,632
                                 2005       $ 6.204      $ 6.642      254,069
                                 2006       $ 6.642      $ 6.946      343,531
                                 2007       $ 6.946      $ 7.652      289,925
                                 2008       $ 7.652      $ 4.328      228,244
                                 2009       $ 4.328      $ 5.155      215,170
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.796      166,825
                                 2007       $10.796      $11.480      126,289
                                 2008       $11.480      $ 7.888       95,547
                                 2009       $ 7.888      $ 9.955       85,334
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.816        7,239
                                 2005       $10.816      $11.450       13,811
                                 2006       $11.450      $12.529        9,556
                                 2007       $12.529      $13.500       10,547
                                 2008       $13.500      $ 9.492       10,297
                                 2009       $ 9.492      $12.157       13,868
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.987        8,756
                                 2001       $ 7.987      $ 5.997      104,686
                                 2002       $ 5.997      $ 4.232      136,411
                                 2003       $ 4.232      $ 5.607      183,502
                                 2004       $ 5.607      $ 6.317      203,083
                                 2005       $ 6.317      $ 6.937      267,679
                                 2006       $ 6.937      $ 6.739      255,228
                                 2007       $ 6.739      $ 7.467      181,201
                                 2008       $ 7.467      $ 4.216      116,269
                                 2009       $ 4.216      $ 5.510      114,740
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.225        7,310
                                 2001       $10.225      $10.072      426,575
                                 2002       $10.072      $ 7.701      770,127
                                 2003       $ 7.701      $10.013      815,187
                                 2004       $10.013      $10.955      739,834
                                 2005       $10.955      $11.271      615,391
                                 2006       $11.271      $12.970      515,021
                                 2007       $12.970      $13.377      389,121
                                 2008       $13.377      $ 7.803      273,022
                                 2009       $ 7.803      $ 9.237      232,002
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.965       30,555
                                 2001       $ 7.965      $ 6.471      141,332
                                 2002       $ 6.471      $ 4.402      266,582

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.402      $ 5.341      298,215
                                 2004       $ 5.341      $ 5.692      285,393
                                 2005       $ 5.692      $ 6.431      292,691
                                 2006       $ 6.431      $ 6.285      271,897
                                 2007       $ 6.285      $ 7.023      230,260
                                 2008       $ 7.023      $ 4.157      136,510
                                 2009       $ 4.157      $ 5.607      131,859
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.691        1,404
                                 2005       $10.691      $10.865       12,312
                                 2006       $10.865      $11.688       13,737
                                 2007       $11.688      $11.808       18,521
                                 2008       $11.808      $ 8.899       11,928
                                 2009       $ 8.899      $12.491       25,170
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.236       26,473
                                 2005       $11.236      $11.229       82,649
                                 2006       $11.229      $13.061      159,527
                                 2007       $13.061      $13.329      194,756
                                 2008       $13.329      $ 9.222      117,050
                                 2009       $ 9.222      $12.301      132,809
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.947       16,625
                                 2005       $10.947      $11.905       44,544
                                 2006       $11.905      $13.863       93,180
                                 2007       $13.863      $14.109      105,800
                                 2008       $14.109      $ 8.728       80,914
                                 2009       $ 8.728      $10.822       86,092
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.515       23,770
                                 2005       $11.515      $12.478      128,442
                                 2006       $12.478      $14.906      135,316
                                 2007       $14.906      $16.927      133,388
                                 2008       $16.927      $ 9.927       82,851
                                 2009       $ 9.927      $13.382       90,947
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.546       10,484
                                 2001       $10.546      $ 9.709       59,852
                                 2002       $ 9.709      $ 7.737      122,668
                                 2003       $ 7.737      $ 9.694      143,446
                                 2004       $ 9.694      $10.595      132,544
                                 2005       $10.595      $10.967      122,068
                                 2006       $10.967      $12.505      117,478
                                 2007       $12.505      $11.556       82,802
                                 2008       $11.556      $ 6.968       45,439
                                 2009       $ 6.968      $ 8.897       45,702

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 9.000       23,069
                                 2001       $ 9.000      $ 7.028      229,523
                                 2002       $ 7.028      $ 5.691      513,582
                                 2003       $ 5.691      $ 7.195      600,746
                                 2004       $ 7.195      $ 8.223      565,839
                                 2005       $ 8.223      $ 9.076      525,204
                                 2006       $ 9.076      $11.402      527,562
                                 2007       $11.402      $12.153      456,420
                                 2008       $12.153      $ 6.700      335,933
                                 2009       $ 6.700      $ 8.214      283,290
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.293      117,413
                                 2003       $ 7.293      $10.735      204,374
                                 2004       $10.735      $13.328      194,831
                                 2005       $13.328      $14.032      190,603
                                 2006       $14.032      $16.191      185,427
                                 2007       $16.191      $13.899      142,662
                                 2008       $13.899      $ 8.290       98,564
                                 2009       $ 8.290      $10.725       92,690
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.000       94,544
                                 2001       $ 8.103      $ 6.183      203,000
                                 2002       $ 6.183      $ 4.468      374,566
                                 2003       $ 4.468      $ 5.490      442,740
                                 2004       $ 5.490      $ 5.672      401,713
                                 2005       $ 5.672      $ 5.897      305,304
                                 2006       $ 5.897      $ 6.116      278,355
                                 2007       $ 6.116      $ 6.348      220,516
                                 2008       $ 6.348      $ 3.932      153,233
                                 2009       $ 3.932      $ 6.338      161,313



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.364           0
                                 2002       $ 9.360      $ 6.965           0
                                 2003       $ 6.965      $ 8.612          95
                                 2004       $ 8.612      $ 9.523           0
                                 2005       $ 9.523      $11.491           0
                                 2006       $11.491      $12.161           0
                                 2007       $12.161      $14.273           0
                                 2008       $14.273      $ 7.156           0
                                 2009       $ 7.156      $11.894           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.307      18,107
                                 2002       $ 9.307      $ 7.482      14,726
                                 2003       $ 7.482      $ 9.380      14,740
                                 2004       $ 9.380      $ 9.979      14,274
                                 2005       $ 9.979      $10.337      13,243
                                 2006       $10.337      $11.263      11,839
                                 2007       $11.263      $11.504      11,267
                                 2008       $11.504      $ 7.187       9,206
                                 2009       $ 7.187      $ 8.757       8,897
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.215       3,911
                                 2002       $ 9.215      $ 7.116       4,067
                                 2003       $ 7.116      $ 8.574       4,052
                                 2004       $ 8.574      $ 9.345       4,097
                                 2005       $ 9.345      $10.832       4,083
                                 2006       $10.832      $11.067       4,068
                                 2007       $11.067      $12.973       4,055
                                 2008       $12.973      $ 6.664       3,579
                                 2009       $ 6.664      $11.194       2,574

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.973           0
                                 2002       $ 9.973      $ 7.369           0
                                 2003       $ 7.369      $ 9.324           0
                                 2004       $ 9.324      $10.311           0
                                 2005       $10.311      $10.985           0
                                 2006       $10.985      $14.027           0
                                 2007       $14.027      $15.905           0
                                 2008       $15.905      $ 8.937           0
                                 2009       $ 8.937      $11.195           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.697           0
                                 2002       $ 9.697      $ 6.974       3,143
                                 2003       $ 6.974      $ 8.965       2,650
                                 2004       $ 8.965      $ 9.897       2,239
                                 2005       $ 9.897      $10.357       1,859
                                 2006       $10.357      $12.051       1,094
                                 2007       $12.051      $13.824         810
                                 2008       $13.824      $ 7.616           0
                                 2009       $ 7.616      $ 7.273           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.132           0
                                 2002       $10.132      $ 8.308         314
                                 2003       $ 8.308      $10.752         381
                                 2004       $10.752      $12.120         408
                                 2005       $12.120      $12.652           0
                                 2006       $12.652      $15.126           0
                                 2007       $15.126      $15.876           0
                                 2008       $15.876      $ 9.195           0
                                 2009       $ 9.195      $10.497           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.193           0
                                 2002       $ 9.193      $ 7.027       2,147
                                 2003       $ 7.027      $ 8.803       2,101
                                 2004       $ 8.803      $ 9.482       1,965
                                 2005       $ 9.482      $ 9.502       1,935
                                 2006       $ 9.502      $10.184       1,908
                                 2007       $10.184      $10.402       1,384
                                 2008       $10.402      $ 7.854           0
                                 2009       $ 7.854      $11.141           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.623       8,565
                                 2002       $ 9.623      $ 8.708       8,563
                                 2003       $ 8.708      $10.317       8,562
                                 2004       $10.317      $11.231       8,154
                                 2005       $11.231      $11.782       7,884

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.782      $13.201       6,802
                                 2007       $13.201      $13.349       6,363
                                 2008       $13.349      $ 9.654       5,837
                                 2009       $ 9.654      $11.854       5,835
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.417      10,593
                                 2002       $10.417      $10.780      11,909
                                 2003       $10.780      $11.456      11,914
                                 2004       $11.456      $11.834      12,107
                                 2005       $11.834      $11.993      11,206
                                 2006       $11.993      $12.421      11,206
                                 2007       $12.421      $12.910      11,206
                                 2008       $12.910      $11.536       9,060
                                 2009       $11.536      $13.870       6,371
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.275         173
                                 2002       $10.270      $10.486       1,892
                                 2003       $10.486      $10.513       1,905
                                 2004       $10.513      $10.457       1,933
                                 2005       $10.457      $10.437       1,106
                                 2006       $10.437      $10.674       1,106
                                 2007       $10.674      $10.787       1,106
                                 2008       $10.787      $ 8.992         172
                                 2009       $ 8.992      $ 9.331         172
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.049      19,173
                                 2002       $10.049      $ 9.987      19,165
                                 2003       $ 9.987      $ 9.860      19,118
                                 2004       $ 9.860      $ 9.753      17,724
                                 2005       $ 9.753      $ 9.832      17,724
                                 2006       $ 9.832      $10.088      17,724
                                 2007       $10.088      $10.380      17,724
                                 2008       $10.380      $10.429      16,759
                                 2009       $10.429      $10.254      16,759
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.444           0
                                 2002       $ 9.444      $ 7.180       6,894
                                 2003       $ 7.180      $ 9.003       6,370
                                 2004       $ 9.003      $ 9.762       4,062
                                 2005       $ 9.762      $10.024       3,650
                                 2006       $10.024      $11.355       2,854
                                 2007       $11.355      $11.721       2,041
                                 2008       $11.721      $ 7.229           0
                                 2009       $ 7.229      $ 8.959           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.784           0
                                 2002       $ 9.784      $ 8.420       6,826
                                 2003       $ 8.420      $10.421       6,773
                                 2004       $10.421      $11.282       1,137
                                 2005       $11.282      $11.987       1,137
                                 2006       $11.987      $13.524       1,137
                                 2007       $13.524      $14.408       1,137
                                 2008       $14.408      $10.737           0
                                 2009       $10.737      $12.608           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.305           0
                                 2002       $ 8.305      $ 6.280           0
                                 2003       $ 6.280      $ 7.235           0
                                 2004       $ 7.235      $ 8.556           0
                                 2005       $ 8.556      $ 9.619           0
                                 2006       $ 9.619      $11.352           0
                                 2007       $11.352      $13.396           0
                                 2008       $13.396      $ 8.765           0
                                 2009       $ 8.765      $10.240           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.258           0
                                 2002       $ 9.258      $ 8.743           0
                                 2003       $ 8.743      $12.866          64
                                 2004       $12.866      $15.572           0
                                 2005       $15.572      $20.494           0
                                 2006       $20.494      $27.634          88
                                 2007       $27.634      $38.155          79
                                 2008       $38.155      $16.270           0
                                 2009       $16.270      $27.168           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.674           0
                                 2002       $ 9.674      $ 6.829           0
                                 2003       $ 6.829      $ 8.388           0
                                 2004       $ 8.388      $ 8.888           0
                                 2005       $ 8.888      $10.111           0
                                 2006       $10.111      $10.349           0
                                 2007       $10.349      $12.402           0
                                 2008       $12.402      $ 6.195           0
                                 2009       $ 6.195      $10.084           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.789           0
                                 2002       $ 9.789      $ 7.437           0
                                 2003       $ 7.437      $ 9.317           0
                                 2004       $ 9.317      $10.752           0
                                 2005       $10.752      $11.742           0
                                 2006       $11.742      $14.446           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.446      $16.273           0
                                 2008       $16.273      $ 8.859           0
                                 2009       $ 8.859      $11.543           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.309           0
                                 2003       $ 7.309      $10.187           0
                                 2004       $10.187      $12.178           0
                                 2005       $12.178      $14.077           0
                                 2006       $14.077      $15.124           0
                                 2007       $15.124      $18.237           0
                                 2008       $18.237      $ 9.544           0
                                 2009       $ 9.544      $14.794           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.852       1,569
                                 2002       $ 9.852      $ 6.972       8,009
                                 2003       $ 6.972      $ 9.700       6,585
                                 2004       $ 9.700      $10.928       3,462
                                 2005       $10.928      $12.066       3,432
                                 2006       $12.066      $14.319       3,405
                                 2007       $14.319      $15.181       2,884
                                 2008       $15.181      $ 8.762       1,387
                                 2009       $ 8.762      $11.992       1,081
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.584           0
                                 2002       $10.584      $ 9.931         487
                                 2003       $ 9.931      $13.519         501
                                 2004       $13.519      $18.129         406
                                 2005       $18.129      $20.864         385
                                 2006       $20.864      $28.318         366
                                 2007       $28.318      $23.086           0
                                 2008       $23.086      $14.095           0
                                 2009       $14.095      $17.786           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.122           0
                                 2005       $11.122      $12.148           0
                                 2006       $12.148      $12.532           0
                                 2007       $12.532      $14.488           0
                                 2008       $14.488      $ 7.573           0
                                 2009       $ 7.573      $11.642           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.035           0
                                 2003       $ 8.035      $10.331       2,394
                                 2004       $10.331      $11.927           0
                                 2005       $11.927      $12.208         666
                                 2006       $12.208      $13.929       1,106

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.929      $13.374         650
                                 2008       $13.374      $ 8.441           0
                                 2009       $ 8.441      $10.656           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.250           0
                                 2002       $ 9.250      $ 5.825           0
                                 2003       $ 5.825      $ 7.293           0
                                 2004       $ 7.293      $ 7.675           0
                                 2005       $ 7.675      $ 8.144           0
                                 2006       $ 8.144      $ 8.236           0
                                 2007       $ 8.236      $ 9.470           0
                                 2008       $ 9.470      $ 4.749           0
                                 2009       $ 4.749      $ 7.754           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 9.246           0
                                 2002       $ 9.240      $ 5.802           0
                                 2003       $ 5.802      $ 7.246           0
                                 2004       $ 7.246      $ 7.607           0
                                 2005       $ 7.607      $ 8.051           0
                                 2006       $ 8.051      $ 8.123           0
                                 2007       $ 8.123      $ 9.314           0
                                 2008       $ 9.314      $ 4.660           0
                                 2009       $ 4.660      $ 7.588           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.392           0
                                 2002       $ 9.392      $ 6.864           0
                                 2003       $ 6.864      $ 8.741           0
                                 2004       $ 8.741      $ 9.163           0
                                 2005       $ 9.163      $ 9.805           0
                                 2006       $ 9.805      $10.248       1,009
                                 2007       $10.248      $11.284       1,094
                                 2008       $11.284      $ 6.380           0
                                 2009       $ 6.380      $ 7.594           0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.792       1,217
                                 2007       $10.792      $11.470         890
                                 2008       $11.470      $ 7.878         331
                                 2009       $ 7.878      $ 9.937         331
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.813           0
                                 2005       $10.813      $11.439           0
                                 2006       $11.439      $12.511           0
                                 2007       $12.511      $13.474           0
                                 2008       $13.474      $ 9.469           0
                                 2009       $ 9.469      $12.121           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.350           0
                                 2002       $ 9.350      $ 6.436           0
                                 2003       $ 6.436      $ 8.523           0
                                 2004       $ 8.523      $ 9.597           0
                                 2005       $ 9.597      $10.533           0
                                 2006       $10.533      $10.228           0
                                 2007       $10.228      $11.328           0
                                 2008       $11.328      $ 6.393           0
                                 2009       $ 6.393      $ 8.351           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.516       1,576
                                 2002       $ 9.516      $ 7.272       9,421
                                 2003       $ 7.272      $ 9.451       4,607
                                 2004       $ 9.451      $10.334       2,082
                                 2005       $10.334      $10.628       2,054
                                 2006       $10.628      $12.224       2,028
                                 2007       $12.224      $12.601       1,533
                                 2008       $12.601      $ 7.347       1,394
                                 2009       $ 7.347      $ 8.693       1,086
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.474           0
                                 2002       $ 9.474      $ 6.332      11,533
                                 2003       $ 6.332      $ 7.680       5,544
                                 2004       $ 7.680      $ 8.181       2,336
                                 2005       $ 8.181      $ 9.237       1,885
                                 2006       $ 9.237      $ 9.024       1,030
                                 2007       $ 9.024      $10.078         640
                                 2008       $10.078      $ 5.963           0
                                 2009       $ 5.963      $ 8.037           0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.687           0
                                 2005       $10.687      $10.856         907
                                 2006       $10.856      $11.673         755
                                 2007       $11.673      $11.787         776
                                 2008       $11.787      $ 8.879           0
                                 2009       $ 8.879      $12.456           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.232           0
                                 2005       $11.232      $11.220         876
                                 2006       $11.220      $13.044         720
                                 2007       $13.044      $13.304         687
                                 2008       $13.304      $ 9.201           0
                                 2009       $ 9.201      $12.266           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.944           0
                                 2005       $10.944      $11.894           0
                                 2006       $11.894      $13.843           0
                                 2007       $13.843      $14.082           0
                                 2008       $14.082      $ 8.707           0
                                 2009       $ 8.707      $10.790           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.511           0
                                 2005       $11.511      $12.468         341
                                 2006       $12.468      $14.887         158
                                 2007       $14.887      $16.897         149
                                 2008       $16.897      $ 9.904           0
                                 2009       $ 9.904      $13.344           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.450      15,899
                                 2002       $ 9.450      $ 7.526      20,229
                                 2003       $ 7.526      $ 9.425      18,317
                                 2004       $ 9.425      $10.296      14,368
                                 2005       $10.296      $10.652      13,625
                                 2006       $10.652      $12.140      11,492
                                 2007       $12.140      $11.213       9,831
                                 2008       $11.213      $ 6.758       7,180
                                 2009       $ 6.758      $ 8.625       7,180
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.174           0
                                 2002       $ 9.174      $ 7.426       5,907
                                 2003       $ 7.426      $ 9.383       4,009
                                 2004       $ 9.383      $10.719         179
                                 2005       $10.719      $11.825         170
                                 2006       $11.825      $14.849         161
                                 2007       $14.849      $15.818           0
                                 2008       $15.818      $ 8.716           0
                                 2009       $ 8.716      $10.680           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.291       2,623
                                 2003       $ 7.291      $10.726       2,600
                                 2004       $10.726      $13.310       2,646
                                 2005       $13.310      $14.007       2,586
                                 2006       $14.007      $16.153       2,375
                                 2007       $16.153      $13.859       1,394
                                 2008       $13.859      $ 8.262           0
                                 2009       $ 8.262      $10.684           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.632          0
                                 2002       $ 9.630       $6.581        369
                                 2003       $ 6.581       $8.082        452
                                 2004       $ 8.082       $8.346        490
                                 2005       $ 8.346       $8.672        479
                                 2006       $ 8.672       $8.990          0
                                 2007       $ 8.990       $9.326          0
                                 2008       $ 9.326       $5.773          0
                                 2009       $ 5.773       $9.302          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.63



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.180         533
                                 2002       $ 9.180      $ 6.962         448
                                 2003       $ 6.962      $ 8.606       1,315
                                 2004       $ 8.606      $ 9.513         866
                                 2005       $ 9.513      $11.476         866
                                 2006       $11.476      $12.141         866
                                 2007       $12.141      $14.245           0
                                 2008       $14.245      $ 7.140           0
                                 2009       $ 7.140      $11.864           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.306      14,854
                                 2002       $ 9.306      $ 7.478      18,111
                                 2003       $ 7.478      $ 9.373      17,045
                                 2004       $ 9.373      $ 9.968      15,543
                                 2005       $ 9.968      $10.323      12,020
                                 2006       $10.323      $11.245       8,315
                                 2007       $11.245      $11.482       7,374
                                 2008       $11.482      $ 7.170       7,373
                                 2009       $ 7.170      $ 8.734       7,372
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.213       9,231
                                 2002       $ 9.213      $ 7.113       9,856
                                 2003       $ 7.113      $ 8.567      12,256
                                 2004       $ 8.567      $ 9.335      12,518
                                 2005       $ 9.335      $10.817      12,458
                                 2006       $10.817      $11.049      12,400
                                 2007       $11.049      $12.947      12,533
                                 2008       $12.947      $ 6.649      11,899
                                 2009       $ 6.649      $11.165      10,238

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.550       6,146
                                 2002       $ 9.550      $ 7.365       6,767
                                 2003       $ 7.365      $ 9.317       5,778
                                 2004       $ 9.317      $10.300       5,528
                                 2005       $10.300      $10.970       1,126
                                 2006       $10.970      $14.004       1,660
                                 2007       $14.004      $15.874       1,810
                                 2008       $15.874      $ 8.917       1,125
                                 2009       $ 8.917      $11.166       1,125
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.696           0
                                 2002       $ 9.696      $ 6.971           0
                                 2003       $ 6.971      $ 8.958           0
                                 2004       $ 8.958      $ 9.886       1,463
                                 2005       $ 9.886      $10.343       1,463
                                 2006       $10.343      $12.031       1,463
                                 2007       $12.031      $13.797       1,463
                                 2008       $13.797      $ 7.599       1,463
                                 2009       $ 7.599      $ 7.256           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.680       2,610
                                 2002       $ 9.680      $ 8.304       5,821
                                 2003       $ 8.304      $10.744       7,194
                                 2004       $10.744      $12.107       5,881
                                 2005       $12.107      $12.634       5,810
                                 2006       $12.634      $15.101       5,757
                                 2007       $15.101      $15.845       5,212
                                 2008       $15.845      $ 9.174       4,795
                                 2009       $ 9.174      $10.470       4,216
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.714       1,265
                                 2002       $ 7.714      $ 7.023       1,532
                                 2003       $ 7.023      $ 8.796       2,051
                                 2004       $ 8.796      $ 9.472       1,996
                                 2005       $ 9.472      $ 9.489         703
                                 2006       $ 9.489      $10.167         726
                                 2007       $10.167      $10.382         208
                                 2008       $10.382      $ 7.836         195
                                 2009       $ 7.836      $11.112         175
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.621       2,103
                                 2002       $ 9.621      $ 8.704       3,485
                                 2003       $ 8.704      $10.309       3,548
                                 2004       $10.309      $11.219       4,627
                                 2005       $11.219      $11.766       4,503

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.766      $13.180       2,039
                                 2007       $13.180      $13.323       1,968
                                 2008       $13.323      $ 9.632       2,516
                                 2009       $ 9.632      $11.824       1,950
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.415       7,023
                                 2002       $10.415      $10.775       8,473
                                 2003       $10.775      $11.447      13,360
                                 2004       $11.447      $11.822      12,441
                                 2005       $11.822      $11.977      10,151
                                 2006       $11.977      $12.400      10,090
                                 2007       $12.400      $12.885      11,331
                                 2008       $12.885      $11.510       9,330
                                 2009       $11.510      $13.835       9,317
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.273      10,406
                                 2002       $10.273      $10.481      14,410
                                 2003       $10.481      $10.505      19,226
                                 2004       $10.505      $10.446      20,657
                                 2005       $10.446      $10.423      11,670
                                 2006       $10.423      $10.657      10,167
                                 2007       $10.657      $10.766      10,449
                                 2008       $10.766      $ 8.971       6,670
                                 2009       $ 8.971      $ 9.308       7,189
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.048      11,116
                                 2002       $10.048      $ 9.982      14,913
                                 2003       $ 9.982      $ 9.852       9,509
                                 2004       $ 9.852      $ 9.743       6,418
                                 2005       $ 9.743      $ 9.819      12,525
                                 2006       $ 9.819      $10.071       5,342
                                 2007       $10.071      $10.359       7,360
                                 2008       $10.359      $10.405      16,214
                                 2009       $10.405      $10.228      10,813
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.443       6,089
                                 2002       $ 9.443      $ 7.177       6,762
                                 2003       $ 7.177      $ 8.996       5,941
                                 2004       $ 8.996      $ 9.752       4,532
                                 2005       $ 9.752      $10.010       4,534
                                 2006       $10.010      $11.336       4,534
                                 2007       $11.336      $11.698       2,887
                                 2008       $11.698      $ 7.212       2,884
                                 2009       $ 7.212      $ 8.936       3,771

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.527       4,929
                                 2002       $ 9.527      $ 8.417       7,339
                                 2003       $ 8.417      $10.414       7,102
                                 2004       $10.414      $11.270       5,875
                                 2005       $11.270      $11.971       5,871
                                 2006       $11.971      $13.501       3,910
                                 2007       $13.501      $14.380       3,809
                                 2008       $14.380      $10.713       3,633
                                 2009       $10.713      $12.575       1,843
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.304       5,804
                                 2002       $ 8.304      $ 6.278       5,801
                                 2003       $ 6.278      $ 7.229       5,799
                                 2004       $ 7.229      $ 8.547       5,797
                                 2005       $ 8.547      $ 9.606       5,683
                                 2006       $ 9.606      $11.333       5,683
                                 2007       $11.333      $13.369       5,683
                                 2008       $13.369      $ 8.745       5,683
                                 2009       $ 8.745      $10.214       5,683
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.760         803
                                 2002       $ 9.760      $ 8.739       2,130
                                 2003       $ 8.739      $12.856       1,918
                                 2004       $12.856      $15.556         799
                                 2005       $15.556      $20.466         798
                                 2006       $20.466      $27.588         941
                                 2007       $27.588      $38.080          21
                                 2008       $38.080      $16.233         325
                                 2009       $16.233      $27.099         456
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.628         351
                                 2002       $ 9.628      $ 6.826         350
                                 2003       $ 6.826      $ 8.382         350
                                 2004       $ 8.382      $ 8.878         349
                                 2005       $ 8.878      $10.097         349
                                 2006       $10.097      $10.332         348
                                 2007       $10.332      $12.378         348
                                 2008       $12.378      $ 6.182         347
                                 2009       $ 6.182      $10.058         347
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.092         322
                                 2002       $ 9.092      $ 7.434         706
                                 2003       $ 7.434      $ 9.310         730
                                 2004       $ 9.310      $10.741         756
                                 2005       $10.741      $11.726         543
                                 2006       $11.726      $14.422         515

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.422      $16.241         450
                                 2008       $16.241      $ 8.839       1,038
                                 2009       $ 8.839      $11.513         483
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.307         239
                                 2003       $ 7.307      $10.182       2,753
                                 2004       $10.182      $12.168       4,491
                                 2005       $12.168      $14.061       4,235
                                 2006       $14.061      $15.103       3,776
                                 2007       $15.103      $18.206       3,585
                                 2008       $18.206      $ 9.525       2,297
                                 2009       $ 9.525      $14.760       1,638
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.851      22,642
                                 2002       $ 9.851      $ 6.969      29,391
                                 2003       $ 6.969      $ 9.692      33,393
                                 2004       $ 9.692      $10.916      31,513
                                 2005       $10.916      $12.050      25,387
                                 2006       $12.050      $14.295      21,134
                                 2007       $14.295      $15.151      16,691
                                 2008       $15.151      $ 8.742      16,685
                                 2009       $ 8.742      $11.961      14,628
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.250       1,180
                                 2002       $10.250      $ 9.927       3,929
                                 2003       $ 9.927      $13.509       4,030
                                 2004       $13.509      $18.110       2,847
                                 2005       $18.110      $20.836       2,011
                                 2006       $20.836      $28.271       1,772
                                 2007       $28.271      $23.040       1,558
                                 2008       $23.040      $14.063       1,572
                                 2009       $14.063      $17.740       1,736
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.119           0
                                 2005       $11.119      $12.142           0
                                 2006       $12.142      $12.522           0
                                 2007       $12.522      $14.472           0
                                 2008       $14.472      $ 7.562       1,241
                                 2009       $ 7.562      $11.622         887
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.034       8,026
                                 2003       $ 8.034      $10.325      10,933
                                 2004       $10.325      $11.917      13,154
                                 2005       $11.917      $12.195      11,488
                                 2006       $12.195      $13.909      11,055

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.909      $13.351      11,492
                                 2008       $13.351      $ 8.424       8,858
                                 2009       $ 8.424      $10.631      10,260
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.249           0
                                 2002       $ 9.249      $ 5.823           0
                                 2003       $ 5.823      $ 7.288           0
                                 2004       $ 7.288      $ 7.667           0
                                 2005       $ 7.667      $ 8.133           0
                                 2006       $ 8.133      $ 8.222           0
                                 2007       $ 8.222      $ 9.451           0
                                 2008       $ 9.451      $ 4.738           0
                                 2009       $ 4.738      $ 7.734           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.762      10,081
                                 2002       $ 8.760      $ 5.799       9,015
                                 2003       $ 5.799      $ 7.241      10,219
                                 2004       $ 7.241      $ 7.599      10,236
                                 2005       $ 7.599      $ 8.040       9,874
                                 2006       $ 8.040      $ 8.109       9,872
                                 2007       $ 8.109      $ 9.296       7,703
                                 2008       $ 9.296      $ 4.649       7,701
                                 2009       $ 4.649      $ 7.569       6,913
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.229       7,038
                                 2002       $ 9.229      $ 6.861       9,362
                                 2003       $ 6.861      $ 8.734      10,311
                                 2004       $ 8.734      $ 9.153      10,340
                                 2005       $ 9.153      $ 9.792       7,952
                                 2006       $ 9.792      $10.231      12,575
                                 2007       $10.231      $11.262       6,616
                                 2008       $11.262      $ 6.365       6,614
                                 2009       $ 6.365      $ 7.575       6,478
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.790       7,875
                                 2007       $10.790      $11.465       5,636
                                 2008       $11.465      $ 7.871       5,804
                                 2009       $ 7.871      $ 9.926       6,661
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.810           0
                                 2005       $10.810      $11.433           0
                                 2006       $11.433      $12.501           0
                                 2007       $12.501      $13.459           0
                                 2008       $13.459      $ 9.455           0
                                 2009       $ 9.455      $12.101         135

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.124       1,651
                                 2002       $ 9.120      $ 6.433       1,068
                                 2003       $ 6.433      $ 8.517       2,116
                                 2004       $ 8.517      $ 9.587       4,746
                                 2005       $ 9.587      $10.519       3,791
                                 2006       $10.519      $10.211       3,401
                                 2007       $10.211      $11.306       3,139
                                 2008       $11.306      $ 6.378       1,377
                                 2009       $ 6.378      $ 8.329       1,264
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.514      10,661
                                 2002       $ 9.514      $ 7.269      15,331
                                 2003       $ 7.269      $ 9.444      19,325
                                 2004       $ 9.444      $10.323      17,426
                                 2005       $10.323      $10.613      15,491
                                 2006       $10.613      $12.203      11,662
                                 2007       $12.203      $12.576      11,487
                                 2008       $12.576      $ 7.330      11,686
                                 2009       $ 7.330      $ 8.670       8,738
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.312       8,414
                                 2002       $ 9.312      $ 6.329       8,828
                                 2003       $ 6.329      $ 7.674       8,821
                                 2004       $ 7.674      $ 8.172       9,050
                                 2005       $ 8.172      $ 9.225       9,131
                                 2006       $ 9.225      $ 9.009       9,805
                                 2007       $ 9.009      $10.059       8,192
                                 2008       $10.059      $ 5.949       7,645
                                 2009       $ 5.949      $ 8.017       5,731
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.685           0
                                 2005       $10.685      $10.849           0
                                 2006       $10.849      $11.662           0
                                 2007       $11.662      $11.773           0
                                 2008       $11.773      $ 8.866           0
                                 2009       $ 8.866      $12.434         186
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.230           0
                                 2005       $11.230      $11.213           0
                                 2006       $11.213      $13.032           0
                                 2007       $13.032      $13.288         628
                                 2008       $13.288      $ 9.187       1,212
                                 2009       $ 9.187      $12.244       1,442

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.941           0
                                 2005       $10.941      $11.888           0
                                 2006       $11.888      $13.832           0
                                 2007       $13.832      $14.067         438
                                 2008       $14.067      $ 8.695       1,030
                                 2009       $ 8.695      $10.772         861
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.508       2,147
                                 2005       $11.508      $12.462       1,869
                                 2006       $12.462      $14.876       1,630
                                 2007       $14.876      $16.879       1,423
                                 2008       $16.879      $ 9.891           0
                                 2009       $ 9.891      $13.322       1,028
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.448         909
                                 2002       $ 9.448      $ 7.523       1,125
                                 2003       $ 7.523      $ 9.418       3,046
                                 2004       $ 9.418      $10.285       5,811
                                 2005       $10.285      $10.638       5,807
                                 2006       $10.638      $12.120       3,004
                                 2007       $12.120      $11.191       1,823
                                 2008       $11.191      $ 6.743       1,921
                                 2009       $ 6.743      $ 8.603       2,018
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.173       7,069
                                 2002       $ 9.173      $ 7.422      10,565
                                 2003       $ 7.422      $ 9.376      12,159
                                 2004       $ 9.376      $10.708      11,697
                                 2005       $10.708      $11.809       8,075
                                 2006       $11.809      $14.824       7,607
                                 2007       $14.824      $15.787       4,674
                                 2008       $15.787      $ 8.696       3,090
                                 2009       $ 8.696      $10.653       3,261
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.289       2,552
                                 2003       $ 7.289      $10.721       5,267
                                 2004       $10.721      $13.300       7,324
                                 2005       $13.300      $13.991       5,441
                                 2006       $13.991      $16.130       5,302
                                 2007       $16.130      $13.836       5,294
                                 2008       $13.836      $ 8.246       5,514
                                 2009       $ 8.246      $10.660       4,350

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.110       7,712
                                 2002       $ 9.110       $6.578       7,712
                                 2003       $ 6.578       $8.076       7,712
                                 2004       $ 8.076       $8.337       7,712
                                 2005       $ 8.337       $8.661       7,712
                                 2006       $ 8.661       $8.975       7,712
                                 2007       $ 8.975       $9.307       4,619
                                 2008       $ 9.307       $5.760       4,619
                                 2009       $ 5.760       $9.279       4,619



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.64



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.179         992
                                 2002       $ 9.179      $ 6.961         387
                                 2003       $ 6.961      $ 8.604         387
                                 2004       $ 8.604      $ 9.510       4,474
                                 2005       $ 9.510      $11.470       4,170
                                 2006       $11.470      $12.134         493
                                 2007       $12.134      $14.235       2,199
                                 2008       $14.235      $ 7.134       1,152
                                 2009       $ 7.134      $11.853         491
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.305      14,817
                                 2002       $ 9.305      $ 7.477      21,705
                                 2003       $ 7.477      $ 9.370      15,980
                                 2004       $ 9.370      $ 9.965      15,619
                                 2005       $ 9.965      $10.318      13,103
                                 2006       $10.318      $11.238      10,111
                                 2007       $11.238      $11.474       8,716
                                 2008       $11.474      $ 7.165       4,412
                                 2009       $ 7.165      $ 8.727       2,290
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.213       8,540
                                 2002       $ 9.213      $ 7.112      17,782
                                 2003       $ 7.112      $ 8.565      23,875
                                 2004       $ 8.565      $ 9.332      18,672
                                 2005       $ 9.332      $10.813      18,339
                                 2006       $10.813      $11.043      11,746
                                 2007       $11.043      $12.939       8,590
                                 2008       $12.939      $ 6.644       5,871
                                 2009       $ 6.644      $11.156       4,963

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.549       2,347
                                 2002       $ 9.549      $ 7.364       8,911
                                 2003       $ 7.364      $ 9.315       6,539
                                 2004       $ 9.315      $10.296       2,243
                                 2005       $10.296      $10.965         355
                                 2006       $10.965      $13.996         683
                                 2007       $13.996      $15.864         355
                                 2008       $15.864      $ 8.910         349
                                 2009       $ 8.910      $11.157         349
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.970       1,956
                                 2002       $ 8.970      $ 6.970       1,983
                                 2003       $ 6.970      $ 8.956       1,964
                                 2004       $ 8.956      $ 9.882       2,819
                                 2005       $ 9.882      $10.338       2,373
                                 2006       $10.338      $12.025         630
                                 2007       $12.025      $13.788       1,951
                                 2008       $13.788      $ 7.593         700
                                 2009       $ 7.593      $ 7.250           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.680       3,229
                                 2002       $ 9.680      $ 8.303       3,999
                                 2003       $ 8.303      $10.741       7,002
                                 2004       $10.741      $12.103      11,014
                                 2005       $12.103      $12.629      11,424
                                 2006       $12.629      $15.093       5,318
                                 2007       $15.093      $15.834       3,821
                                 2008       $15.834      $ 9.167       3,213
                                 2009       $ 9.167      $10.461       1,730
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.713         820
                                 2002       $ 7.713      $ 7.022       2,764
                                 2003       $ 7.022      $ 8.794       3,042
                                 2004       $ 8.794      $ 9.469       3,210
                                 2005       $ 9.469      $ 9.485       2,733
                                 2006       $ 9.485      $10.161       3,023
                                 2007       $10.161      $10.375       1,985
                                 2008       $10.375      $ 7.831       1,568
                                 2009       $ 7.831      $11.103       2,394
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.621       6,066
                                 2002       $ 9.621      $ 8.703       8,223
                                 2003       $ 8.703      $10.307       7,639
                                 2004       $10.307      $11.215       5,916
                                 2005       $11.215      $11.761       5,691

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.761      $13.172       5,332
                                 2007       $13.172      $13.315       5,260
                                 2008       $13.315      $ 9.625       4,724
                                 2009       $ 9.625      $11.814       4,208
MORGAN STANLEY VIS INCOME
  PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.415       9,489
                                 2002       $10.415      $10.774      13,467
                                 2003       $10.774      $11.444      14,631
                                 2004       $11.444      $11.817      18,737
                                 2005       $11.817      $11.971      21,142
                                 2006       $11.971      $12.394      10,742
                                 2007       $12.394      $12.877       7,485
                                 2008       $12.877      $11.501       4,420
                                 2009       $11.501      $13.823       3,776
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.273      11,499
                                 2002       $10.273      $10.480      20,114
                                 2003       $10.480      $10.503      23,724
                                 2004       $10.503      $10.443      25,752
                                 2005       $10.443      $10.418      24,259
                                 2006       $10.418      $10.651      15,161
                                 2007       $10.651      $10.759      14,235
                                 2008       $10.759      $ 8.965      12,585
                                 2009       $ 8.965      $ 9.300      11,546
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.047       8,001
                                 2002       $10.040      $ 9.981      12,995
                                 2003       $ 9.981      $ 9.850      31,026
                                 2004       $ 9.850      $ 9.739      16,866
                                 2005       $ 9.739      $ 9.814      20,227
                                 2006       $ 9.814      $10.066      12,845
                                 2007       $10.066      $10.353      20,653
                                 2008       $10.353      $10.397      10,089
                                 2009       $10.397      $10.219       8,980
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.442      13,404
                                 2002       $ 9.442      $ 7.176      34,883
                                 2003       $ 7.176      $ 8.994      49,619
                                 2004       $ 8.994      $ 9.749      21,212
                                 2005       $ 9.749      $10.006      18,778
                                 2006       $10.006      $11.330      16,162
                                 2007       $11.330      $11.690      14,343
                                 2008       $11.690      $ 7.207       8,605
                                 2009       $ 7.207      $ 8.928      10,052

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.527       8,726
                                 2002       $ 9.527      $ 8.415       9,745
                                 2003       $ 8.415      $10.411      12,723
                                 2004       $10.411      $11.266      16,367
                                 2005       $11.266      $11.965      13,441
                                 2006       $11.965      $13.494       8,462
                                 2007       $13.494      $14.370       7,569
                                 2008       $14.370      $10.704       6,395
                                 2009       $10.704      $12.565       5,358
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.303       5,707
                                 2002       $ 8.303      $ 6.277       5,841
                                 2003       $ 6.277      $ 7.227       5,879
                                 2004       $ 7.227      $ 8.544       4,448
                                 2005       $ 8.544      $ 9.602       5,806
                                 2006       $ 9.602      $11.326       3,821
                                 2007       $11.326      $13.361       3,661
                                 2008       $13.361      $ 8.738       1,855
                                 2009       $ 8.738      $10.205         618
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.257           0
                                 2002       $ 9.257      $ 8.738         223
                                 2003       $ 8.738      $12.852         508
                                 2004       $12.852      $15.550         297
                                 2005       $15.550      $20.457         286
                                 2006       $20.457      $27.573         468
                                 2007       $27.573      $38.055         823
                                 2008       $38.055      $16.221       1,045
                                 2009       $16.221      $27.075         721
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.628       4,732
                                 2002       $ 9.628      $ 6.825       7,470
                                 2003       $ 6.825      $ 8.379       7,543
                                 2004       $ 8.379      $ 8.875       7,886
                                 2005       $ 8.875      $10.093       7,631
                                 2006       $10.093      $10.326       7,231
                                 2007       $10.326      $12.370       5,539
                                 2008       $12.370      $ 6.177       5,936
                                 2009       $ 6.177      $10.050       4,887
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.092       1,647
                                 2002       $ 9.092      $ 7.433       4,029
                                 2003       $ 7.433      $ 9.307       2,686
                                 2004       $ 9.307      $10.737       2,662
                                 2005       $10.737      $11.720       3,659
                                 2006       $11.720      $14.414       3,554

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.414      $16.231       3,994
                                 2008       $16.231      $ 8.832       3,134
                                 2009       $ 8.832      $11.504       3,474
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.307           0
                                 2003       $ 7.307      $10.180         648
                                 2004       $10.180      $12.165       1,218
                                 2005       $12.165      $14.056       1,099
                                 2006       $14.056      $15.095       1,407
                                 2007       $15.095      $18.196         604
                                 2008       $18.196      $ 9.519         111
                                 2009       $ 9.519      $14.749         763
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.850      18,147
                                 2002       $ 9.850      $ 6.967      30,706
                                 2003       $ 6.967      $ 9.690      33,646
                                 2004       $ 9.690      $10.912      20,908
                                 2005       $10.912      $12.044      21,538
                                 2006       $12.044      $14.287      16,231
                                 2007       $14.287      $15.141       9,657
                                 2008       $15.141      $ 8.736       4,445
                                 2009       $ 8.736      $11.951       4,031
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.250       2,377
                                 2002       $10.250      $ 9.925       8,313
                                 2003       $ 9.925      $13.506       6,916
                                 2004       $13.506      $18.104       4,826
                                 2005       $18.104      $20.826       4,696
                                 2006       $20.826      $28.255       4,315
                                 2007       $28.255      $23.025       1,559
                                 2008       $23.025      $14.052       1,039
                                 2009       $14.052      $17.725         973
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.119         334
                                 2005       $11.119      $12.141       1,287
                                 2006       $12.141      $12.519           0
                                 2007       $12.519      $14.468           0
                                 2008       $14.468      $ 7.559           0
                                 2009       $ 7.559      $11.616           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.033      16,284
                                 2003       $ 8.033      $10.324      13,850
                                 2004       $10.324      $11.914      14,313
                                 2005       $11.914      $12.190      20,882
                                 2006       $12.190      $13.903      17,296

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.903      $13.343      12,862
                                 2008       $13.343      $ 8.418       7,958
                                 2009       $ 8.418      $10.623       7,972
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.774       1,555
                                 2002       $ 8.774      $ 5.822       1,136
                                 2003       $ 5.822      $ 7.286       1,319
                                 2004       $ 7.286      $ 7.664       1,469
                                 2005       $ 7.664      $ 8.130       1,673
                                 2006       $ 8.130      $ 8.218         154
                                 2007       $ 8.218      $ 9.445         153
                                 2008       $ 9.445      $ 4.735         914
                                 2009       $ 4.735      $ 7.727       1,054
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.761      12,321
                                 2002       $ 8.761      $ 5.798      23,907
                                 2003       $ 5.798      $ 7.239      25,816
                                 2004       $ 7.239      $ 7.596      14,878
                                 2005       $ 7.596      $ 8.036      12,138
                                 2006       $ 8.036      $ 8.105       9,379
                                 2007       $ 8.105      $ 9.290       6,379
                                 2008       $ 9.290      $ 4.646       4,525
                                 2009       $ 4.646      $ 7.562       3,012
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.229       6,576
                                 2002       $ 9.229      $ 6.860       7,069
                                 2003       $ 6.860      $ 8.732       7,246
                                 2004       $ 8.732      $ 9.150       7,258
                                 2005       $ 9.150      $ 9.787       7,039
                                 2006       $ 9.787      $10.225       8,346
                                 2007       $10.225      $11.255       5,620
                                 2008       $11.255      $ 6.360       4,446
                                 2009       $ 6.360      $ 7.568       4,449
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.789       3,309
                                 2007       $10.789      $11.463       3,060
                                 2008       $11.463      $ 7.869       2,764
                                 2009       $ 7.869      $ 9.922       2,762
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.810           0
                                 2005       $10.810      $11.432         326
                                 2006       $11.432      $12.498         695
                                 2007       $12.498      $13.454           0
                                 2008       $13.454      $ 9.451           0
                                 2009       $ 9.451      $12.094       1,454

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.124         100
                                 2002       $ 9.124      $ 6.432         100
                                 2003       $ 6.432      $ 8.514       1,749
                                 2004       $ 8.514      $ 9.583       2,524
                                 2005       $ 9.583      $10.514       4,298
                                 2006       $10.514      $10.205       4,540
                                 2007       $10.205      $11.298       2,305
                                 2008       $11.298      $ 6.373       1,836
                                 2009       $ 6.373      $ 8.322       1,859
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.514      14,176
                                 2002       $ 9.514      $ 7.268      31,552
                                 2003       $ 7.268      $ 9.441      30,734
                                 2004       $ 9.441      $10.320      21,742
                                 2005       $10.320      $10.608      20,013
                                 2006       $10.608      $12.197      15,426
                                 2007       $12.197      $12.568      14,687
                                 2008       $12.568      $ 7.325      11,295
                                 2009       $ 7.325      $ 8.663      10,844
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.311       7,953
                                 2002       $ 9.311      $ 6.328      11,894
                                 2003       $ 6.328      $ 7.672      12,779
                                 2004       $ 7.672      $ 8.169       9,006
                                 2005       $ 8.169      $ 9.220       8,807
                                 2006       $ 9.220      $ 9.004       9,423
                                 2007       $ 9.004      $10.052       6,975
                                 2008       $10.052      $ 5.945       6,776
                                 2009       $ 5.945      $ 8.010       5,059
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.685         407
                                 2005       $10.685      $10.850         829
                                 2006       $10.850      $11.662         783
                                 2007       $11.662      $11.771         115
                                 2008       $11.771      $ 8.864           0
                                 2009       $ 8.864      $12.430           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.229           0
                                 2005       $11.229      $11.212       1,869
                                 2006       $11.212      $13.029       7,221
                                 2007       $13.029      $13.284       4,552
                                 2008       $13.284      $ 9.183       1,557
                                 2009       $ 9.183      $12.238         640

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.941           0
                                 2005       $10.941      $11.886           0
                                 2006       $11.886      $13.829         767
                                 2007       $13.829      $14.062       1,414
                                 2008       $14.062      $ 8.691       1,419
                                 2009       $ 8.691      $10.766         789
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.508       1,752
                                 2005       $11.508      $12.459       4,171
                                 2006       $12.459      $14.871       4,702
                                 2007       $14.871      $16.872       4,659
                                 2008       $16.872      $ 9.886       2,110
                                 2009       $ 9.886      $13.314         571
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.447          30
                                 2002       $ 9.447      $ 7.521          29
                                 2003       $ 7.521      $ 9.416       4,313
                                 2004       $ 9.416      $10.282       3,573
                                 2005       $10.282      $10.633       3,019
                                 2006       $10.633      $12.113       2,503
                                 2007       $12.113      $11.184       2,042
                                 2008       $11.184      $ 6.738       1,492
                                 2009       $ 6.738      $ 8.595         854
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.172       1,426
                                 2002       $ 9.172      $ 7.421       5,760
                                 2003       $ 7.421      $ 9.374       5,622
                                 2004       $ 9.374      $10.704       5,562
                                 2005       $10.704      $11.803       5,061
                                 2006       $11.803      $14.816       4,747
                                 2007       $14.816      $15.777       2,651
                                 2008       $15.777      $ 8.690       2,619
                                 2009       $ 8.690      $10.644       2,814
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.289       4,307
                                 2003       $ 7.289      $10.719       5,159
                                 2004       $10.719      $13.296       3,193
                                 2005       $13.296      $13.986       2,522
                                 2006       $13.986      $16.123       2,697
                                 2007       $16.123      $13.828       1,945
                                 2008       $13.828      $ 8.240       1,896
                                 2009       $ 8.240      $10.652       1,913

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.110       6,514
                                 2002       $ 9.110       $6.577      11,559
                                 2003       $ 6.577       $8.074       8,300
                                 2004       $ 8.074       $8.334       4,151
                                 2005       $ 8.334       $8.657       5,649
                                 2006       $ 8.657       $8.970       3,493
                                 2007       $ 8.970       $9.301       1,900
                                 2008       $ 9.301       $5.756         645
                                 2009       $ 5.756       $9.271         644



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68


                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.810       1,460
                                 2003       $ 8.810      $10.884      14,520
                                 2004       $10.884      $12.026      14,544
                                 2005       $12.026      $14.500      18,613
                                 2006       $14.500      $15.333      16,861
                                 2007       $15.333      $17.980      14,694
                                 2008       $17.980      $ 9.008      15,022
                                 2009       $ 9.008      $14.960      12,548
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.526      11,360
                                 2003       $ 8.526      $10.680      27,358
                                 2004       $10.680      $11.353      32,517
                                 2005       $11.353      $11.750      32,668
                                 2006       $11.750      $12.794      37,727
                                 2007       $12.794      $13.057      37,212
                                 2008       $13.057      $ 8.150      39,292
                                 2009       $ 8.150      $ 9.923      37,270
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.724       4,253
                                 2003       $ 8.724      $10.502      15,879
                                 2004       $10.502      $11.438      10,719
                                 2005       $11.438      $13.248       9,644
                                 2006       $13.248      $13.525       8,340
                                 2007       $13.525      $15.841       7,331
                                 2008       $15.841      $ 8.131       7,995
                                 2009       $ 8.131      $13.646       6,417
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.298       5,681
                                 2003       $ 8.298      $10.491      13,996

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $10.491      $11.592      15,565
                                 2005       $11.592      $12.340      10,959
                                 2006       $12.340      $15.745       7,264
                                 2007       $15.745      $17.839       6,865
                                 2008       $17.839      $10.016       3,334
                                 2009       $10.016      $12.536       2,605
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.580           0
                                 2003       $ 8.580      $11.021           0
                                 2004       $11.021      $12.157           0
                                 2005       $12.157      $12.712           0
                                 2006       $12.712      $14.780           0
                                 2007       $14.780      $16.940           0
                                 2008       $16.940      $ 9.325           0
                                 2009       $ 9.325      $ 8.903           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 8.605           0
                                 2003       $ 8.605      $11.128      24,624
                                 2004       $11.128      $12.533      41,010
                                 2005       $12.533      $13.073      39,208
                                 2006       $13.073      $15.617      38,157
                                 2007       $15.617      $16.378      36,245
                                 2008       $16.378      $ 9.478      39,186
                                 2009       $ 9.478      $10.812      69,961
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.613           0
                                 2003       $ 9.613      $12.034       5,800
                                 2004       $12.034      $12.952      10,504
                                 2005       $12.952      $12.969      10,655
                                 2006       $12.969      $13.888       7,771
                                 2007       $13.888      $14.174       7,890
                                 2008       $14.174      $10.694       7,248
                                 2009       $10.694      $15.157       6,291
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.367           0
                                 2003       $ 9.367      $11.089          74
                                 2004       $11.089      $12.061          54
                                 2005       $12.061      $12.643          54
                                 2006       $12.643      $14.155       1,244
                                 2007       $14.155      $14.302       1,001
                                 2008       $14.302      $10.335         950
                                 2009       $10.335      $12.680       1,102
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2002       $10.000      $10.403      10,374
                                 2003       $10.403      $11.046      35,489

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $11.046      $11.401       54,275
                                 2005       $11.401      $11.545       53,107
                                 2006       $11.545      $11.948       45,648
                                 2007       $11.948      $12.408       45,018
                                 2008       $12.408      $11.079       40,301
                                 2009       $11.079      $13.310       33,255
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2002       $10.000      $10.130       19,719
                                 2003       $10.130      $10.148      109,392
                                 2004       $10.148      $10.086      144,023
                                 2005       $10.086      $10.058      141,441
                                 2006       $10.058      $10.279      130,042
                                 2007       $10.279      $10.379      132,731
                                 2008       $10.379      $ 8.645      117,661
                                 2009       $ 8.645      $ 8.964      107,668
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.959        2,992
                                 2003       $ 9.959      $ 9.824       52,417
                                 2004       $ 9.824      $ 9.711       43,132
                                 2005       $ 9.711      $ 9.781       50,449
                                 2006       $ 9.781      $10.028       55,783
                                 2007       $10.028      $10.310      186,312
                                 2008       $10.310      $10.350      191,699
                                 2009       $10.350      $10.169       33,042
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.051       71,676
                                 2003       $ 9.051      $11.340      184,051
                                 2004       $11.340      $12.287      217,300
                                 2005       $12.287      $12.606      228,608
                                 2006       $12.606      $14.268      231,991
                                 2007       $14.268      $14.716      231,278
                                 2008       $14.716      $ 9.069      153,446
                                 2009       $ 9.069      $11.230      140,888
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.423        3,207
                                 2003       $ 9.423      $11.652        5,236
                                 2004       $11.652      $12.605        5,148
                                 2005       $12.605      $13.382        5,148
                                 2006       $13.382      $15.085        5,337
                                 2007       $15.085      $16.058        5,335
                                 2008       $16.058      $11.957        2,127
                                 2009       $11.957      $14.029        1,963
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2002       $10.000      $ 9.317            0
                                 2003       $ 9.317      $10.724          661

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $10.724      $12.672       1,030
                                 2005       $12.672      $14.235       1,029
                                 2006       $14.235      $16.786       1,029
                                 2007       $16.786      $19.792       1,029
                                 2008       $19.792      $12.940       1,028
                                 2009       $12.940      $15.105      45,678
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.882       3,795
                                 2003       $ 8.882      $13.059      23,359
                                 2004       $13.059      $15.794      28,697
                                 2005       $15.794      $20.769      32,078
                                 2006       $20.769      $27.982      14,039
                                 2007       $27.982      $38.605      13,641
                                 2008       $38.605      $16.449      13,712
                                 2009       $16.449      $27.444      33,747
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.919         681
                                 2003       $ 8.919      $10.946       2,161
                                 2004       $10.946      $11.589       7,985
                                 2005       $11.589      $13.174       2,181
                                 2006       $13.174      $13.473       2,223
                                 2007       $13.473      $16.134       2,109
                                 2008       $16.134      $ 8.053       1,648
                                 2009       $ 8.053      $13.097       1,464
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.432       1,404
                                 2003       $ 8.432      $10.554       9,112
                                 2004       $10.554      $12.171       7,219
                                 2005       $12.171      $13.280       7,003
                                 2006       $13.280      $16.326       8,711
                                 2007       $16.326      $18.376       7,714
                                 2008       $18.376      $ 9.996       7,528
                                 2009       $ 9.996      $13.014       4,425
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.683       3,899
                                 2003       $ 8.683      $12.092      11,541
                                 2004       $12.092      $14.445       9,076
                                 2005       $14.445      $16.684       8,638
                                 2006       $16.684      $17.910       7,873
                                 2007       $17.910      $21.580       7,228
                                 2008       $21.580      $11.285       4,399
                                 2009       $11.285      $17.478      28,660
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.855      17,921
                                 2003       $ 8.855      $12.310      43,340

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $12.310      $13.857      50,152
                                 2005       $13.857      $15.289      47,142
                                 2006       $15.289      $18.129      40,961
                                 2007       $18.129      $19.204      16,733
                                 2008       $19.204      $11.076      17,153
                                 2009       $11.076      $15.146      41,118
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.930       5,972
                                 2003       $ 8.930      $12.147      16,596
                                 2004       $12.147      $16.276      20,596
                                 2005       $16.276      $18.716      17,696
                                 2006       $18.716      $25.383       7,888
                                 2007       $25.383      $20.676       7,778
                                 2008       $20.676      $12.613       8,019
                                 2009       $12.613      $15.904       8,245
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.116      26,597
                                 2005       $11.116      $12.132      26,597
                                 2006       $12.132      $12.505      26,597
                                 2007       $12.505      $14.445           0
                                 2008       $14.445      $ 7.544           0
                                 2009       $ 7.544      $11.589           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 9.108      36,039
                                 2003       $ 9.108      $11.700      76,351
                                 2004       $11.700      $13.497      88,146
                                 2005       $13.497      $13.804      88,766
                                 2006       $13.804      $15.737      29,247
                                 2007       $15.737      $15.098      27,637
                                 2008       $15.098      $ 9.522      23,102
                                 2009       $ 9.522      $12.011      19,376
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 8.379         356
                                 2003       $ 8.379      $10.482         545
                                 2004       $10.482      $11.022         545
                                 2005       $11.022      $11.687         545
                                 2006       $11.687      $11.809         545
                                 2007       $11.809      $13.567         544
                                 2008       $13.567      $ 6.798           0
                                 2009       $ 6.798      $11.091           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.369         481
                                 2003       $ 8.369      $10.444       5,295
                                 2004       $10.444      $10.955       7,292
                                 2005       $10.955      $11.585       8,243

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.585      $11.679       9,841
                                 2007       $11.679      $13.382       9,300
                                 2008       $13.382      $ 6.689       8,810
                                 2009       $ 6.689      $10.884       2,722
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2002       $10.000      $ 9.021       1,495
                                 2003       $ 9.021      $11.479       5,864
                                 2004       $11.479      $12.023      10,342
                                 2005       $12.023      $12.856      10,091
                                 2006       $12.856      $13.425      12,286
                                 2007       $13.425      $14.771      11,694
                                 2008       $14.771      $ 8.344      13,640
                                 2009       $ 8.344      $ 9.925      14,319
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.786           0
                                 2007       $10.786      $11.455           0
                                 2008       $11.455      $ 7.861           0
                                 2009       $ 7.861      $ 9.907           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.807           0
                                 2005       $10.807      $11.424           0
                                 2006       $11.424      $12.484           0
                                 2007       $12.484      $13.434           0
                                 2008       $13.434      $ 9.433           0
                                 2009       $ 9.433      $12.066           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2002       $10.000      $ 9.003         680
                                 2003       $ 9.003      $11.913       7,194
                                 2004       $11.913      $13.404       7,036
                                 2005       $13.404      $14.700      10,544
                                 2006       $14.700      $14.262       7,069
                                 2007       $14.262      $15.783       6,696
                                 2008       $15.783      $ 8.900       5,612
                                 2009       $ 8.900      $11.616       3,665
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2002       $10.000      $ 9.059       7,678
                                 2003       $ 9.059      $11.764      31,399
                                 2004       $11.764      $12.853      27,801
                                 2005       $12.853      $13.208      29,082
                                 2006       $13.208      $15.179      23,383
                                 2007       $15.179      $15.634      20,952
                                 2008       $15.634      $ 9.108      21,078
                                 2009       $ 9.108      $10.768      15,703

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2002       $10.000      $ 8.939          948
                                 2003       $ 8.939      $10.833        3,075
                                 2004       $10.833      $11.530        5,468
                                 2005       $11.530      $13.009        7,705
                                 2006       $13.009      $12.698       12,062
                                 2007       $12.698      $14.171       11,414
                                 2008       $14.171      $ 8.377       10,700
                                 2009       $ 8.377      $11.283        9,024
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.682            0
                                 2005       $10.682      $10.840            0
                                 2006       $10.840      $11.647            0
                                 2007       $11.647      $11.751            0
                                 2008       $11.751      $ 8.845            0
                                 2009       $ 8.845      $12.399        2,025
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.226            0
                                 2005       $11.226      $11.204            0
                                 2006       $11.204      $13.014            0
                                 2007       $13.014      $13.264            0
                                 2008       $13.264      $ 9.166            0
                                 2009       $ 9.166      $12.209        3,117
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.938            0
                                 2005       $10.938      $11.878            0
                                 2006       $11.878      $13.814          211
                                 2007       $13.814      $14.041          210
                                 2008       $14.041      $ 8.674          209
                                 2009       $ 8.674      $10.741       31,764
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504        2,061
                                 2005       $11.504      $12.450       39,960
                                 2006       $12.450      $14.854      120,687
                                 2007       $14.854      $16.846      121,035
                                 2008       $16.846      $ 9.866      120,919
                                 2009       $ 9.866      $13.282       55,671
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2002       $10.000      $ 8.994        3,357
                                 2003       $ 8.994      $11.255        4,186
                                 2004       $11.255      $12.285          806
                                 2005       $12.285      $12.700          812
                                 2006       $12.700      $14.462          806
                                 2007       $14.462      $13.347          865

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $13.347      $ 8.038         936
                                 2009       $ 8.038      $10.250         960
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2002       $10.000      $ 8.497      18,950
                                 2003       $ 8.497      $10.729      35,752
                                 2004       $10.729      $12.247      39,815
                                 2005       $12.247      $13.499       9,962
                                 2006       $13.499      $16.937      13,059
                                 2007       $16.937      $18.029      12,076
                                 2008       $18.029      $ 9.926      12,121
                                 2009       $ 9.926      $12.153       9,744
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 8.034       5,825
                                 2003       $ 8.034      $11.811      16,810
                                 2004       $11.811      $14.645      13,208
                                 2005       $14.645      $15.399      12,544
                                 2006       $15.399      $17.744      11,757
                                 2007       $17.744      $15.213      10,947
                                 2008       $15.213      $ 9.062       8,029
                                 2009       $ 9.062      $11.709       8,516
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2002       $10.000      $ 8.981      24,064
                                 2003       $ 8.981      $11.021      46,604
                                 2004       $11.021      $11.371      53,005
                                 2005       $11.371      $11.807      47,533
                                 2006       $11.807      $12.230      46,247
                                 2007       $12.230      $12.676       2,236
                                 2008       $12.676      $ 7.841       2,236
                                 2009       $ 7.841      $12.624       1,504



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.176       1,791
                                 2002       $ 9.176      $ 6.954       3,560
                                 2003       $ 6.954      $ 8.590       3,314
                                 2004       $ 8.590      $ 9.490       3,314
                                 2005       $ 9.490      $11.439       3,314
                                 2006       $11.439      $12.094       3,883
                                 2007       $12.094      $14.180       3,883
                                 2008       $14.180      $ 7.102       3,875
                                 2009       $ 7.102      $11.793       3,307
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.302       7,116
                                 2002       $ 9.302      $ 7.470       7,441
                                 2003       $ 7.470      $ 9.356       7,368
                                 2004       $ 9.356      $ 9.944       6,291
                                 2005       $ 9.944      $10.290       6,287
                                 2006       $10.290      $11.201       6,137
                                 2007       $11.201      $11.429       6,134
                                 2008       $11.429      $ 7.133       3,375
                                 2009       $ 7.133      $ 8.682       3,018
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.210       4,944
                                 2002       $ 9.210      $ 7.105       6,780
                                 2003       $ 7.105      $ 8.552       8,093
                                 2004       $ 8.552      $ 9.312       6,992
                                 2005       $ 9.312      $10.783       6,982
                                 2006       $10.783      $11.006       6,982
                                 2007       $11.006      $12.888       6,969
                                 2008       $12.888      $ 6.614       2,619
                                 2009       $ 6.614      $11.099       2,602

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.546       1,959
                                 2002       $ 9.546      $ 7.357       3,136
                                 2003       $ 7.357      $ 9.300       3,771
                                 2004       $ 9.300      $10.274       2,708
                                 2005       $10.274      $10.935       2,704
                                 2006       $10.935      $13.950       2,139
                                 2007       $13.950      $15.802       2,136
                                 2008       $15.802      $ 8.870       1,775
                                 2009       $ 8.870      $11.100       1,680
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.968         268
                                 2002       $ 8.968      $ 6.963         796
                                 2003       $ 6.963      $ 8.942         796
                                 2004       $ 8.942      $ 9.862         796
                                 2005       $ 9.862      $10.310         796
                                 2006       $10.310      $11.985         545
                                 2007       $11.985      $13.734         545
                                 2008       $13.734      $ 7.559         545
                                 2009       $ 7.559      $ 7.216           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.677         885
                                 2002       $ 9.677      $ 8.295       3,196
                                 2003       $ 8.295      $10.725       3,945
                                 2004       $10.725      $12.077       2,772
                                 2005       $12.077      $12.594       2,771
                                 2006       $12.594      $15.043       2,980
                                 2007       $15.043      $15.772       1,922
                                 2008       $15.772      $ 9.126       1,921
                                 2009       $ 9.126      $10.407       1,646
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.711       2,141
                                 2002       $ 7.711      $ 7.016       2,406
                                 2003       $ 7.016      $ 8.780       3,344
                                 2004       $ 8.780      $ 9.449       3,343
                                 2005       $ 9.449      $ 9.459       3,344
                                 2006       $ 9.459      $10.128       1,162
                                 2007       $10.128      $10.334       1,162
                                 2008       $10.334      $ 7.795       1,161
                                 2009       $ 7.795      $11.046       1,078
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.618           0
                                 2002       $ 9.618      $ 8.695         154
                                 2003       $ 8.695      $10.291         467
                                 2004       $10.291      $11.191         467
                                 2005       $11.191      $11.729         466

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.729      $13.129         619
                                 2007       $13.129      $13.263         465
                                 2008       $13.263      $ 9.581         464
                                 2009       $ 9.581      $11.754         463
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.411         231
                                 2002       $10.411      $10.764       5,622
                                 2003       $10.764      $11.427       9,776
                                 2004       $11.427      $11.792       6,521
                                 2005       $11.792      $11.939       6,121
                                 2006       $11.939      $12.352       5,568
                                 2007       $12.352      $12.826       3,826
                                 2008       $12.826      $11.449       3,529
                                 2009       $11.449      $13.752       2,944
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.269           0
                                 2002       $10.269      $10.470       6,570
                                 2003       $10.470      $10.487      16,396
                                 2004       $10.487      $10.420      13,964
                                 2005       $10.420      $10.390      12,806
                                 2006       $10.390      $10.616      16,086
                                 2007       $10.616      $10.717      13,683
                                 2008       $10.717      $ 8.924      13,501
                                 2009       $ 8.924      $ 9.252      10,704
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.027           0
                                 2002       $10.027      $ 9.972       1,023
                                 2003       $ 9.972      $ 9.835         718
                                 2004       $ 9.835      $ 9.719         774
                                 2005       $ 9.719      $ 9.788         776
                                 2006       $ 9.788      $10.032         711
                                 2007       $10.032      $10.312         710
                                 2008       $10.312      $10.350       3,113
                                 2009       $10.350      $10.167       1,102
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.439       2,487
                                 2002       $ 9.439      $ 7.169       5,111
                                 2003       $ 7.169      $ 8.980       6,291
                                 2004       $ 8.980      $ 9.728       6,286
                                 2005       $ 9.728      $ 9.979       6,281
                                 2006       $ 9.979      $11.292       5,813
                                 2007       $11.292      $11.644       5,461
                                 2008       $11.644      $ 7.174       3,124
                                 2009       $ 7.174      $ 8.883       3,123

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.524       1,931
                                 2002       $ 9.524      $ 8.407       1,975
                                 2003       $ 8.407      $10.395       3,824
                                 2004       $10.395      $11.242       3,617
                                 2005       $11.242      $11.933       3,230
                                 2006       $11.933      $13.449       3,018
                                 2007       $13.449      $14.314         757
                                 2008       $14.314      $10.656         502
                                 2009       $10.656      $12.500         500
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.388           0
                                 2002       $ 9.388      $ 6.271           0
                                 2003       $ 6.271      $ 7.216           0
                                 2004       $ 7.216      $ 8.526           0
                                 2005       $ 8.526      $ 9.576           0
                                 2006       $ 9.576      $11.289           0
                                 2007       $11.289      $13.308           0
                                 2008       $13.308      $ 8.699           0
                                 2009       $ 8.699      $10.153           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.757         275
                                 2002       $ 9.757      $ 8.730         939
                                 2003       $ 8.730      $12.833       1,257
                                 2004       $12.833      $15.517       1,185
                                 2005       $15.517      $20.401         918
                                 2006       $20.401      $27.481         918
                                 2007       $27.481      $37.906         709
                                 2008       $37.906      $16.148         709
                                 2009       $16.148      $26.937         709
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.672           0
                                 2002       $ 9.672      $ 6.819           0
                                 2003       $ 6.819      $ 8.367           0
                                 2004       $ 8.367      $ 8.856           0
                                 2005       $ 8.856      $10.065           0
                                 2006       $10.065      $10.292           0
                                 2007       $10.292      $12.321           0
                                 2008       $12.321      $ 6.149           0
                                 2009       $ 6.149      $ 9.998           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.089         849
                                 2002       $ 9.089      $ 7.426         237
                                 2003       $ 7.426      $ 9.293         228
                                 2004       $ 9.293      $10.714         208
                                 2005       $10.714      $11.689         200
                                 2006       $11.689      $14.366           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.366      $16.167           0
                                 2008       $16.167      $ 8.792           0
                                 2009       $ 8.792      $11.445           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.304       1,457
                                 2003       $ 7.304      $10.170       1,749
                                 2004       $10.170      $12.145       1,416
                                 2005       $12.145      $14.025       1,011
                                 2006       $14.025      $15.053         657
                                 2007       $15.053      $18.134         413
                                 2008       $18.134      $ 9.481         275
                                 2009       $ 9.481      $14.681         229
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.847       6,589
                                 2002       $ 9.847      $ 6.961      10,426
                                 2003       $ 6.961      $ 9.675      10,871
                                 2004       $ 9.675      $10.889       9,595
                                 2005       $10.889      $12.012       8,279
                                 2006       $12.012      $14.240       5,985
                                 2007       $14.240      $15.082       4,056
                                 2008       $15.082      $ 8.696       3,423
                                 2009       $ 8.696      $11.890       2,529
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.247       2,225
                                 2002       $10.247      $ 9.916       3,416
                                 2003       $ 9.916      $13.485       4,051
                                 2004       $13.485      $18.065       4,046
                                 2005       $18.065      $20.770       3,915
                                 2006       $20.770      $28.162       2,664
                                 2007       $28.162      $22.935       1,381
                                 2008       $22.935      $13.989         798
                                 2009       $13.989      $17.635         740
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.114           0
                                 2005       $11.114      $12.128           0
                                 2006       $12.128      $12.498           0
                                 2007       $12.498      $14.435           0
                                 2008       $14.435      $ 7.537           0
                                 2009       $ 7.537      $11.576           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.030       2,875
                                 2003       $ 8.030      $10.313       9,305
                                 2004       $10.313      $11.895       9,237
                                 2005       $11.895      $12.163       8,035
                                 2006       $12.163      $13.864       6,613

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.864      $13.298       4,689
                                 2008       $13.298      $ 8.385       4,769
                                 2009       $ 8.385      $10.574       2,590
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.248           0
                                 2002       $ 9.248      $ 5.816           0
                                 2003       $ 5.816      $ 7.275           0
                                 2004       $ 7.275      $ 7.648           0
                                 2005       $ 7.648      $ 8.107           0
                                 2006       $ 8.107      $ 8.191           0
                                 2007       $ 8.191      $ 9.408           0
                                 2008       $ 9.408      $ 4.713           0
                                 2009       $ 4.713      $ 7.688           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.759       6,150
                                 2002       $ 8.759      $ 5.793       9,435
                                 2003       $ 5.793      $ 7.228      10,609
                                 2004       $ 7.228      $ 7.580       9,108
                                 2005       $ 7.580      $ 8.014       7,843
                                 2006       $ 8.014      $ 8.078       5,346
                                 2007       $ 8.078      $ 9.254       4,888
                                 2008       $ 9.254      $ 4.625       4,082
                                 2009       $ 4.625      $ 7.524       3,940
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.226       2,227
                                 2002       $ 9.226      $ 6.854       2,846
                                 2003       $ 6.854      $ 8.719       3,045
                                 2004       $ 8.719      $ 9.131       3,045
                                 2005       $ 9.131      $ 9.761       3,041
                                 2006       $ 9.761      $10.191       4,752
                                 2007       $10.191      $11.211       3,519
                                 2008       $11.211      $ 6.332       3,518
                                 2009       $ 6.332      $ 7.530       3,380
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.785       6,184
                                 2007       $10.785      $11.451       4,331
                                 2008       $11.451      $ 7.857       4,031
                                 2009       $ 7.857      $ 9.900       3,344
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.805           0
                                 2005       $10.805      $11.420           0
                                 2006       $11.420      $12.478           0
                                 2007       $12.478      $13.424           0
                                 2008       $13.424      $ 9.424           0
                                 2009       $ 9.424      $12.053           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.348           0
                                 2002       $ 9.348      $ 6.426         292
                                 2003       $ 6.426      $ 8.501         292
                                 2004       $ 8.501      $ 9.563         291
                                 2005       $ 9.563      $10.486         291
                                 2006       $10.486      $10.171         290
                                 2007       $10.171      $11.254         290
                                 2008       $11.254      $ 6.345         290
                                 2009       $ 6.345      $ 8.280           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.511       5,378
                                 2002       $ 9.511      $ 7.261       7,511
                                 2003       $ 7.261      $ 9.427       6,687
                                 2004       $ 9.427      $10.298       6,685
                                 2005       $10.298      $10.580       6,683
                                 2006       $10.580      $12.156       6,169
                                 2007       $12.156      $12.519       2,660
                                 2008       $12.519      $ 7.291       1,891
                                 2009       $ 7.291      $ 8.619       1,891
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.308         918
                                 2002       $ 9.308      $ 6.322       2,874
                                 2003       $ 6.322      $ 7.661       2,349
                                 2004       $ 7.661      $ 8.152       2,348
                                 2005       $ 8.152      $ 9.195       2,348
                                 2006       $ 9.195      $ 8.974       2,347
                                 2007       $ 8.974      $10.013       2,346
                                 2008       $10.013      $ 5.918       2,346
                                 2009       $ 5.918      $ 7.969       2,344
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.680           0
                                 2005       $10.680      $10.836           0
                                 2006       $10.836      $11.640           0
                                 2007       $11.640      $11.742           0
                                 2008       $11.742      $ 8.836           0
                                 2009       $ 8.836      $12.385           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.224           0
                                 2005       $11.224      $11.200           0
                                 2006       $11.200      $13.007       2,687
                                 2007       $13.007      $13.254           0
                                 2008       $13.254      $ 9.157           0
                                 2009       $ 9.157      $12.195           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.936           0
                                 2005       $10.936      $11.874           0
                                 2006       $11.874      $13.806         147
                                 2007       $13.806      $14.030           0
                                 2008       $14.030      $ 8.666           0
                                 2009       $ 8.666      $10.729           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.503           0
                                 2005       $11.503      $12.447       1,694
                                 2006       $12.447      $14.847       1,694
                                 2007       $14.847      $16.835       1,694
                                 2008       $16.835      $ 9.858       1,694
                                 2009       $ 9.858      $13.268       1,694
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.444         151
                                 2002       $ 9.444      $ 7.515       7,727
                                 2003       $ 7.515      $ 9.402       7,981
                                 2004       $ 9.402      $10.260       5,073
                                 2005       $10.260      $10.604       4,315
                                 2006       $10.604      $12.073       4,300
                                 2007       $12.073      $11.140       4,266
                                 2008       $11.140      $ 6.707       4,377
                                 2009       $ 6.707      $ 8.551       4,395
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.169       2,608
                                 2002       $ 9.169      $ 7.414       6,255
                                 2003       $ 7.414      $ 9.360       7,734
                                 2004       $ 9.360      $10.681       7,630
                                 2005       $10.681      $11.771       6,993
                                 2006       $11.771      $14.767       7,449
                                 2007       $14.767      $15.715       4,871
                                 2008       $15.715      $ 8.651       4,125
                                 2009       $ 8.651      $10.589       3,554
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.286       1,126
                                 2003       $ 7.286      $10.709       1,233
                                 2004       $10.709      $13.275       1,030
                                 2005       $13.275      $13.956         930
                                 2006       $13.956      $16.078       1,218
                                 2007       $16.078      $13.781         347
                                 2008       $13.781      $ 8.207         326
                                 2009       $ 8.207      $10.603         329

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.107       1,593
                                 2002       $ 9.107       $6.571       4,400
                                 2003       $ 6.571       $8.061       3,601
                                 2004       $ 8.061       $8.316       3,598
                                 2005       $ 8.316       $8.633       2,354
                                 2006       $ 8.633       $8.940       2,352
                                 2007       $ 8.940       $9.265       2,350
                                 2008       $ 9.265       $5.730       2,000
                                 2009       $ 5.730       $9.223       1,999



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.73



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.175       3,973
                                 2002       $ 9.175      $ 6.951       2,316
                                 2003       $ 6.951      $ 8.584       1,503
                                 2004       $ 8.584      $ 9.480       1,222
                                 2005       $ 9.480      $11.424       1,110
                                 2006       $11.424      $12.074       1,039
                                 2007       $12.074      $14.152         933
                                 2008       $14.152      $ 7.086         870
                                 2009       $ 7.086      $11.763         807
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.301      16,151
                                 2002       $ 9.301      $ 7.467      18,848
                                 2003       $ 7.467      $ 9.349      20,763
                                 2004       $ 9.349      $ 9.933      19,616
                                 2005       $ 9.933      $10.276       9,307
                                 2006       $10.276      $11.183       7,345
                                 2007       $11.183      $11.407       5,474
                                 2008       $11.407      $ 7.117       5,303
                                 2009       $ 7.117      $ 8.660       4,901
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.208      22,051
                                 2002       $ 9.200      $ 7.102      23,263
                                 2003       $ 7.102      $ 8.545      23,537
                                 2004       $ 8.545      $ 9.302      21,461
                                 2005       $ 9.302      $10.769       9,432
                                 2006       $10.769      $10.988       9,364
                                 2007       $10.988      $12.863       7,084
                                 2008       $12.863      $ 6.599       6,900
                                 2009       $ 6.599      $11.070       6,411

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.545      10,888
                                 2002       $ 9.545      $ 7.354      12,537
                                 2003       $ 7.354      $ 9.293      13,535
                                 2004       $ 9.293      $10.264      13,451
                                 2005       $10.264      $10.920       2,830
                                 2006       $10.920      $13.927       2,759
                                 2007       $13.927      $15.771       2,696
                                 2008       $15.771      $ 8.850       2,412
                                 2009       $ 8.850      $11.071       2,257
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.694           0
                                 2002       $ 9.694      $ 6.960       1,650
                                 2003       $ 6.960      $ 8.935       1,648
                                 2004       $ 8.935      $ 9.851       1,646
                                 2005       $ 9.851      $10.296       1,644
                                 2006       $10.296      $11.965       1,642
                                 2007       $11.965      $13.707       1,642
                                 2008       $13.707      $ 7.542       1,642
                                 2009       $ 7.542      $ 7.199           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.675       4,517
                                 2002       $ 9.675      $ 8.291       9,550
                                 2003       $ 8.291      $10.717       9,033
                                 2004       $10.717      $12.064       7,548
                                 2005       $12.064      $12.577      10,175
                                 2006       $12.577      $15.018       9,256
                                 2007       $15.018      $15.742       7,793
                                 2008       $15.742      $ 9.105       7,669
                                 2009       $ 9.105      $10.381       7,523
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.710      12,775
                                 2002       $ 7.710      $ 7.012      12,775
                                 2003       $ 7.012      $ 8.774      13,516
                                 2004       $ 8.774      $ 9.439      13,543
                                 2005       $ 9.439      $ 9.446       2,771
                                 2006       $ 9.446      $10.111       2,752
                                 2007       $10.111      $10.314       2,731
                                 2008       $10.314      $ 7.778       2,703
                                 2009       $ 7.778      $11.018       2,376
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.783           0
                                 2002       $ 9.783      $ 8.691       1,698
                                 2003       $ 8.691      $10.283       3,142
                                 2004       $10.283      $11.179       4,044
                                 2005       $11.179      $11.713       3,586

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.713      $13.107       3,585
                                 2007       $13.107      $13.237       1,886
                                 2008       $13.237      $ 9.560       1,885
                                 2009       $ 9.560      $11.723       1,883
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.409       2,021
                                 2002       $10.409      $10.759       5,487
                                 2003       $10.759      $11.418       8,409
                                 2004       $11.418      $11.780       5,504
                                 2005       $11.780      $11.923       6,781
                                 2006       $11.923      $12.332       6,706
                                 2007       $12.332      $12.801       5,704
                                 2008       $12.801      $11.424       5,585
                                 2009       $11.424      $13.717       4,177
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.110           0
                                 2002       $10.110      $10.465       1,022
                                 2003       $10.465      $10.479       1,961
                                 2004       $10.479      $10.409       2,039
                                 2005       $10.409      $10.375       6,052
                                 2006       $10.375      $10.598       6,114
                                 2007       $10.598      $10.696       7,738
                                 2008       $10.696      $ 8.904       7,525
                                 2009       $ 8.904      $ 9.228       7,079
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.042       3,050
                                 2002       $10.042      $ 9.967      22,709
                                 2003       $ 9.967      $ 9.827      24,432
                                 2004       $ 9.827      $ 9.708      24,078
                                 2005       $ 9.708      $ 9.774      23,530
                                 2006       $ 9.774      $10.015      10,784
                                 2007       $10.015      $10.292      16,741
                                 2008       $10.292      $10.327       1,405
                                 2009       $10.327      $10.141         135
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.438       9,096
                                 2002       $ 9.438      $ 7.166      13,228
                                 2003       $ 7.166      $ 8.974      12,619
                                 2004       $ 8.974      $ 9.718      10,597
                                 2005       $ 9.718      $ 9.965       9,718
                                 2006       $ 9.965      $11.273       6,224
                                 2007       $11.273      $11.622       5,545
                                 2008       $11.622      $ 7.158       4,505
                                 2009       $ 7.158      $ 8.860       4,505

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.522      16,619
                                 2002       $ 9.522      $ 8.404      22,766
                                 2003       $ 8.404      $10.387      22,832
                                 2004       $10.387      $11.231      22,844
                                 2005       $11.231      $11.917      22,267
                                 2006       $11.917      $13.427      21,407
                                 2007       $13.427      $14.286      22,133
                                 2008       $14.286      $10.632      21,924
                                 2009       $10.632      $12.469      21,478
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.299       1,366
                                 2002       $ 8.299      $ 6.268       5,673
                                 2003       $ 6.268      $ 7.211       5,791
                                 2004       $ 7.211      $ 8.516       3,637
                                 2005       $ 8.516      $ 9.563       5,915
                                 2006       $ 9.563      $11.270       5,807
                                 2007       $11.270      $13.282       5,707
                                 2008       $13.282      $ 8.679       5,700
                                 2009       $ 8.679      $10.127       5,761
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.256           0
                                 2002       $ 9.256      $ 8.726           0
                                 2003       $ 8.726      $12.823           0
                                 2004       $12.823      $15.501         539
                                 2005       $15.501      $20.374       1,756
                                 2006       $20.374      $27.436       2,185
                                 2007       $27.436      $37.832       1,670
                                 2008       $37.832      $16.111       1,736
                                 2009       $16.111      $26.868       1,665
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.623           0
                                 2002       $ 9.623      $ 6.816       2,619
                                 2003       $ 6.816      $ 8.360       3,917
                                 2004       $ 8.360      $ 8.847       1,682
                                 2005       $ 8.847      $10.051       1,090
                                 2006       $10.051      $10.275       1,059
                                 2007       $10.275      $12.297       1,032
                                 2008       $12.297      $ 6.135         736
                                 2009       $ 6.135      $ 9.973         736
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.787           0
                                 2002       $ 9.787      $ 7.422           0
                                 2003       $ 7.422      $ 9.286           0
                                 2004       $ 9.286      $10.703         677
                                 2005       $10.703      $11.673         747
                                 2006       $11.673      $14.342           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.342      $16.135           0
                                 2008       $16.135      $ 8.773           0
                                 2009       $ 8.773      $11.415           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.302           0
                                 2003       $ 7.302      $10.165       1,710
                                 2004       $10.165      $12.136       2,171
                                 2005       $12.136      $14.010       2,693
                                 2006       $14.010      $15.032       2,693
                                 2007       $15.032      $18.103       2,693
                                 2008       $18.103      $ 9.462       2,231
                                 2009       $ 9.462      $14.647       2,231
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.846       5,928
                                 2002       $ 9.846      $ 6.958      19,174
                                 2003       $ 6.958      $ 9.668      20,791
                                 2004       $ 9.668      $10.877      17,046
                                 2005       $10.877      $11.995      15,165
                                 2006       $11.995      $14.216       8,240
                                 2007       $14.216      $15.052       6,428
                                 2008       $15.052      $ 8.677       5,795
                                 2009       $ 8.677      $11.860       5,564
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.581           0
                                 2002       $10.581      $ 9.911       2,727
                                 2003       $ 9.911      $13.475       3,445
                                 2004       $13.475      $18.046       3,382
                                 2005       $18.046      $20.741       3,631
                                 2006       $20.741      $28.115       1,978
                                 2007       $28.115      $22.890       2,002
                                 2008       $22.890      $13.957       1,909
                                 2009       $13.957      $17.590       1,552
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.112         244
                                 2005       $11.112      $12.123         822
                                 2006       $12.123      $12.490         822
                                 2007       $12.490      $14.421         821
                                 2008       $14.421      $ 7.527         821
                                 2009       $ 7.527      $11.557         821
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.028      14,478
                                 2003       $ 8.028      $10.308      21,527
                                 2004       $10.308      $11.885      20,092
                                 2005       $11.885      $12.150      24,574
                                 2006       $12.150      $13.844      19,413

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.844      $13.276      17,317
                                 2008       $13.276      $ 8.368      16,968
                                 2009       $ 8.368      $10.550      16,520
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.770       3,377
                                 2002       $ 8.770      $ 5.814       1,912
                                 2003       $ 5.814      $ 7.269       1,586
                                 2004       $ 7.269      $ 7.640       1,028
                                 2005       $ 7.640      $ 8.096       1,062
                                 2006       $ 8.096      $ 8.177       1,209
                                 2007       $ 8.177      $ 9.390           0
                                 2008       $ 9.390      $ 4.703           0
                                 2009       $ 4.703      $ 7.668           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.757       3,870
                                 2002       $ 8.757      $ 5.790       8,296
                                 2003       $ 5.790      $ 7.223      10,585
                                 2004       $ 7.223      $ 7.572      11,139
                                 2005       $ 7.572      $ 8.003       8,411
                                 2006       $ 8.003      $ 8.065       6,818
                                 2007       $ 8.065      $ 9.235       5,354
                                 2008       $ 9.235      $ 4.614       4,469
                                 2009       $ 4.614      $ 7.504       4,427
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.224       2,269
                                 2002       $ 9.224      $ 6.851      10,698
                                 2003       $ 6.851      $ 8.712      10,697
                                 2004       $ 8.712      $ 9.121      10,659
                                 2005       $ 9.121      $ 9.748      10,233
                                 2006       $ 9.748      $10.174      10,229
                                 2007       $10.174      $11.189       9,132
                                 2008       $11.189      $ 6.317       1,993
                                 2009       $ 6.317      $ 7.510       1,968
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.783       6,376
                                 2007       $10.783      $11.446       1,864
                                 2008       $11.446      $ 7.850       1,587
                                 2009       $ 7.850      $ 9.889       1,529
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.803           0
                                 2005       $10.803      $11.414       3,834
                                 2006       $11.414      $12.468       3,834
                                 2007       $12.468      $13.409       3,834
                                 2008       $13.409      $ 9.411       3,834
                                 2009       $ 9.411      $12.032       3,834

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.119         535
                                 2002       $ 9.119      $ 6.423       8,177
                                 2003       $ 6.423      $ 8.495       8,172
                                 2004       $ 8.495      $ 9.553       8,291
                                 2005       $ 9.553      $10.472       6,852
                                 2006       $10.472      $10.155       1,611
                                 2007       $10.155      $11.232       1,097
                                 2008       $11.232      $ 6.330         763
                                 2009       $ 6.330      $ 8.258         762
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.509      15,351
                                 2002       $ 9.509      $ 7.258      34,338
                                 2003       $ 7.258      $ 9.420      35,918
                                 2004       $ 9.420      $10.287      31,412
                                 2005       $10.287      $10.565      37,836
                                 2006       $10.565      $12.136      42,483
                                 2007       $12.136      $12.494      38,506
                                 2008       $12.494      $ 7.275      30,384
                                 2009       $ 7.275      $ 8.597      29,534
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.307       8,555
                                 2002       $ 9.307      $ 6.319       9,321
                                 2003       $ 6.319      $ 7.655       8,803
                                 2004       $ 7.655      $ 8.143       8,688
                                 2005       $ 8.143      $ 9.183       7,465
                                 2006       $ 9.183      $ 8.959       7,356
                                 2007       $ 8.959      $ 9.993       6,059
                                 2008       $ 9.993      $ 5.904       5,609
                                 2009       $ 5.904      $ 7.949       5,474
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.678           0
                                 2005       $10.678      $10.831       1,974
                                 2006       $10.831      $11.631       1,974
                                 2007       $11.631      $11.729       1,974
                                 2008       $11.729      $ 8.824       1,974
                                 2009       $ 8.824      $12.363       1,974
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.222           0
                                 2005       $11.222      $11.194       1,881
                                 2006       $11.194      $12.997       3,629
                                 2007       $12.997      $13.239       3,629
                                 2008       $13.239      $ 9.144       1,881
                                 2009       $ 9.144      $12.174       1,881

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.934           0
                                 2005       $10.934      $11.868           0
                                 2006       $11.868      $13.795       2,397
                                 2007       $13.795      $14.015       2,467
                                 2008       $14.015      $ 8.654         856
                                 2009       $ 8.654      $10.711         860
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.501           0
                                 2005       $11.501      $12.440       3,840
                                 2006       $12.440      $14.834       5,261
                                 2007       $14.834      $16.815       5,261
                                 2008       $16.815      $ 9.843       3,840
                                 2009       $ 9.843      $13.245       5,129
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.443         835
                                 2002       $ 9.443      $ 7.511       1,134
                                 2003       $ 7.511      $ 9.394       1,830
                                 2004       $ 9.394      $10.249       2,453
                                 2005       $10.249      $10.590       1,618
                                 2006       $10.590      $12.053       1,618
                                 2007       $12.053      $11.118       1,618
                                 2008       $11.118      $ 6.692         697
                                 2009       $ 6.692      $ 8.530         697
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.168       6,531
                                 2002       $ 9.168      $ 7.411      12,641
                                 2003       $ 7.411      $ 9.352      12,721
                                 2004       $ 9.352      $10.670      12,098
                                 2005       $10.670      $11.755      11,375
                                 2006       $11.755      $14.742      10,224
                                 2007       $14.742      $15.684       8,943
                                 2008       $15.684      $ 8.631       8,945
                                 2009       $ 8.631      $10.562       8,549
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.284       3,602
                                 2003       $ 7.284      $10.703       4,910
                                 2004       $10.703      $13.264       5,377
                                 2005       $13.264      $13.940       6,879
                                 2006       $13.940      $16.055       5,110
                                 2007       $16.055      $13.758       5,078
                                 2008       $13.758      $ 8.191       4,668
                                 2009       $ 8.191      $10.578       4,323

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.105      11,986
                                 2002       $ 9.105       $6.568      12,469
                                 2003       $ 6.568       $8.055      12,622
                                 2004       $ 8.055       $8.307      12,622
                                 2005       $ 8.307       $8.621       2,021
                                 2006       $ 8.621       $8.926       2,021
                                 2007       $ 8.926       $9.247       2,011
                                 2008       $ 9.247       $5.717       1,991
                                 2009       $ 5.717       $9.200       1,981



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.74



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.174       5,184
                                 2002       $ 9.174      $ 6.950       9,472
                                 2003       $ 6.950      $ 8.582       5,744
                                 2004       $ 8.582      $ 9.476       5,113
                                 2005       $ 9.476      $11.418       3,402
                                 2006       $11.418      $12.067       3,401
                                 2007       $12.067      $14.143       3,979
                                 2008       $14.143      $ 7.081       3,994
                                 2009       $ 7.081      $11.753       3,993
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.300      16,542
                                 2002       $ 9.300      $ 7.466      31,608
                                 2003       $ 7.466      $ 9.347      29,987
                                 2004       $ 9.347      $ 9.930      32,617
                                 2005       $ 9.930      $10.271      21,417
                                 2006       $10.271      $11.176      21,993
                                 2007       $11.176      $11.399      17,433
                                 2008       $11.399      $ 7.111      12,836
                                 2009       $ 7.111      $ 8.653      12,148
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.208       8,290
                                 2002       $ 9.208      $ 7.101      15,924
                                 2003       $ 7.101      $ 8.543      26,502
                                 2004       $ 8.543      $ 9.299      26,861
                                 2005       $ 9.299      $10.764      17,923
                                 2006       $10.764      $10.982       9,355
                                 2007       $10.982      $12.855       5,856
                                 2008       $12.855      $ 6.594       4,187
                                 2009       $ 6.594      $11.061       4,185

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.544       2,088
                                 2002       $ 9.544      $ 7.353       9,116
                                 2003       $ 7.353      $ 9.291      11,344
                                 2004       $ 9.291      $10.260      11,682
                                 2005       $10.260      $10.915      10,926
                                 2006       $10.915      $13.919      14,625
                                 2007       $13.919      $15.760       8,998
                                 2008       $15.760      $ 8.843       8,963
                                 2009       $ 8.843      $11.062       9,744
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.966       1,368
                                 2002       $ 8.966      $ 6.959       1,401
                                 2003       $ 6.959      $ 8.933       2,582
                                 2004       $ 8.933      $ 9.848       2,573
                                 2005       $ 9.848      $10.291       2,699
                                 2006       $10.291      $11.958       3,148
                                 2007       $11.958      $13.698       2,851
                                 2008       $13.698      $ 7.536         296
                                 2009       $ 7.536      $ 7.193           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.675       1,394
                                 2002       $ 9.675      $ 8.290       6,004
                                 2003       $ 8.290      $10.714       7,622
                                 2004       $10.714      $12.060      16,555
                                 2005       $12.060      $12.571      20,868
                                 2006       $12.571      $15.009      18,314
                                 2007       $15.009      $15.731      15,829
                                 2008       $15.731      $ 9.099      19,142
                                 2009       $ 9.099      $10.372       9,411
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.709       1,226
                                 2002       $ 7.709      $ 7.011       9,124
                                 2003       $ 7.011      $ 8.772      14,666
                                 2004       $ 8.772      $ 9.435      13,826
                                 2005       $ 9.435      $ 9.442      11,692
                                 2006       $ 9.442      $10.105      10,053
                                 2007       $10.105      $10.307       1,605
                                 2008       $10.307      $ 7.772       1,027
                                 2009       $ 7.772      $11.008         727
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.616       6,298
                                 2002       $ 9.616      $ 8.689       4,618
                                 2003       $ 8.689      $10.280      12,308
                                 2004       $10.280      $11.175      12,305
                                 2005       $11.175      $11.708      12,939

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.708      $13.100      11,722
                                 2007       $13.100      $13.228      11,439
                                 2008       $13.228      $ 9.553       6,614
                                 2009       $ 9.553      $11.713       4,173
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.409      17,399
                                 2002       $10.409      $10.757      13,431
                                 2003       $10.757      $11.415      54,139
                                 2004       $11.415      $11.776      33,502
                                 2005       $11.776      $11.917      43,259
                                 2006       $11.917      $12.325      40,886
                                 2007       $12.325      $12.793      37,797
                                 2008       $12.793      $11.415      34,086
                                 2009       $11.415      $13.706      29,058
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.267      14,958
                                 2002       $10.267      $10.464      34,867
                                 2003       $10.464      $10.476      25,275
                                 2004       $10.476      $10.406      24,002
                                 2005       $10.406      $10.371      16,570
                                 2006       $10.371      $10.592      12,428
                                 2007       $10.592      $10.689      12,445
                                 2008       $10.689      $ 8.897      14,168
                                 2009       $ 8.897      $ 9.221      45,998
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.042      62,503
                                 2002       $10.042      $ 9.965      91,643
                                 2003       $ 9.965      $ 9.825      62,778
                                 2004       $ 9.825      $ 9.705      31,619
                                 2005       $ 9.705      $ 9.770      20,991
                                 2006       $ 9.770      $10.010      13,535
                                 2007       $10.010      $10.285       1,471
                                 2008       $10.285      $10.319       5,892
                                 2009       $10.319      $10.132       5,705
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.430       5,933
                                 2002       $ 9.437      $ 7.165      11,051
                                 2003       $ 7.165      $ 8.971      18,993
                                 2004       $ 8.971      $ 9.714      51,235
                                 2005       $ 9.714      $ 9.960      42,193
                                 2006       $ 9.960      $11.267      20,801
                                 2007       $11.267      $11.614      13,117
                                 2008       $11.614      $ 7.153       7,251
                                 2009       $ 7.153      $ 8.852       8,943

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.522       7,403
                                 2002       $ 9.520      $ 8.402      21,585
                                 2003       $ 8.402      $10.385      36,214
                                 2004       $10.385      $11.227      30,261
                                 2005       $11.227      $11.911      29,015
                                 2006       $11.911      $13.419      35,078
                                 2007       $13.419      $14.277      30,417
                                 2008       $14.277      $10.624      27,567
                                 2009       $10.624      $12.458      24,673
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.299       2,364
                                 2002       $ 8.299      $ 6.267       5,972
                                 2003       $ 6.267      $ 7.209       5,863
                                 2004       $ 7.209      $ 8.513       5,862
                                 2005       $ 8.513      $ 9.558       6,309
                                 2006       $ 9.558      $11.264       5,938
                                 2007       $11.264      $13.274       5,882
                                 2008       $13.274      $ 8.673       6,327
                                 2009       $ 8.673      $10.118       5,241
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.255           0
                                 2002       $ 9.255      $ 8.724       3,749
                                 2003       $ 8.724      $12.820         426
                                 2004       $12.820      $15.495         369
                                 2005       $15.495      $20.364       1,140
                                 2006       $20.364      $27.421       3,521
                                 2007       $27.421      $37.807       3,057
                                 2008       $37.807      $16.099       2,944
                                 2009       $16.099      $26.845       2,749
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.623         605
                                 2002       $ 9.623      $ 6.815         712
                                 2003       $ 6.815      $ 8.358       1,095
                                 2004       $ 8.358      $ 8.844       1,104
                                 2005       $ 8.844      $10.047       1,037
                                 2006       $10.047      $10.269       2,036
                                 2007       $10.269      $12.289         300
                                 2008       $12.289      $ 6.130           0
                                 2009       $ 6.130      $ 9.964           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.087       2,449
                                 2002       $ 9.087      $ 7.421       2,988
                                 2003       $ 7.421      $ 9.284       5,737
                                 2004       $ 9.284      $10.699       5,427
                                 2005       $10.699      $11.667       6,343
                                 2006       $11.667      $14.334       5,928

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.334      $16.125       4,129
                                 2008       $16.125      $ 8.766         941
                                 2009       $ 8.766      $11.406       3,684
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.302          66
                                 2003       $ 7.302      $10.163       4,253
                                 2004       $10.163      $12.132       4,035
                                 2005       $12.132      $14.005       3,899
                                 2006       $14.005      $15.025       3,464
                                 2007       $15.025      $18.093       7,549
                                 2008       $18.093      $ 9.456       6,152
                                 2009       $ 9.456      $14.636       1,072
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.845      13,669
                                 2002       $ 9.845      $ 6.957      54,846
                                 2003       $ 6.957      $ 9.665      57,906
                                 2004       $ 9.665      $10.874      51,083
                                 2005       $10.874      $11.990      47,023
                                 2006       $11.990      $14.209      40,603
                                 2007       $14.209      $15.042      34,762
                                 2008       $15.042      $ 8.670      28,860
                                 2009       $ 8.670      $11.850      17,687
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.244       5,124
                                 2002       $10.244      $ 9.910      11,314
                                 2003       $ 9.910      $13.471       3,464
                                 2004       $13.471      $18.040       3,919
                                 2005       $18.040      $20.732       5,922
                                 2006       $20.732      $28.100       5,927
                                 2007       $28.100      $22.875       3,636
                                 2008       $22.875      $13.947       2,663
                                 2009       $13.947      $17.575       2,324
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.111           0
                                 2005       $11.111      $12.120           0
                                 2006       $12.120      $12.485           0
                                 2007       $12.485      $14.413           0
                                 2008       $14.413      $ 7.523           0
                                 2009       $ 7.523      $11.549           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.028      40,034
                                 2003       $ 8.028      $10.306      48,193
                                 2004       $10.306      $11.882      48,186
                                 2005       $11.882      $12.146      41,048
                                 2006       $12.146      $13.838      36,279

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.838      $13.268      32,689
                                 2008       $13.268      $ 8.362      30,661
                                 2009       $ 8.362      $10.542      22,053
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.770       1,154
                                 2002       $ 8.770      $ 5.813       2,104
                                 2003       $ 5.813      $ 7.267       2,103
                                 2004       $ 7.267      $ 7.637       2,103
                                 2005       $ 7.637      $ 8.093       2,102
                                 2006       $ 8.093      $ 8.172       1,714
                                 2007       $ 8.172      $ 9.383       1,698
                                 2008       $ 9.383      $ 4.699       1,150
                                 2009       $ 4.699      $ 7.662       1,150
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.757       4,181
                                 2002       $ 8.757      $ 5.789      11,391
                                 2003       $ 5.789      $ 7.221      27,227
                                 2004       $ 7.221      $ 7.570      24,426
                                 2005       $ 7.570      $ 8.000      20,438
                                 2006       $ 8.000      $ 8.060      18,987
                                 2007       $ 8.060      $ 9.229      17,641
                                 2008       $ 9.229      $ 4.611      16,096
                                 2009       $ 4.611      $ 7.498      15,249
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.224       4,010
                                 2002       $ 9.224      $ 6.850       8,484
                                 2003       $ 6.850      $ 8.710       6,482
                                 2004       $ 8.710      $ 9.118       5,340
                                 2005       $ 9.118      $ 9.743       3,913
                                 2006       $ 9.743      $10.169       5,649
                                 2007       $10.169      $11.181       4,266
                                 2008       $11.181      $ 6.313       3,240
                                 2009       $ 6.313      $ 7.504       2,218
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.782       6,336
                                 2007       $10.782      $11.444       3,885
                                 2008       $11.444      $ 7.848       1,740
                                 2009       $ 7.848      $ 9.886       1,638
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.802           0
                                 2005       $10.802      $11.412           0
                                 2006       $11.412      $12.464           0
                                 2007       $12.464      $13.404           0
                                 2008       $13.404      $ 9.407         293
                                 2009       $ 9.407      $12.025         144

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.119          830
                                 2002       $ 9.119      $ 6.422        1,853
                                 2003       $ 6.422      $ 8.493        9,088
                                 2004       $ 8.493      $ 9.550        2,878
                                 2005       $ 9.550      $10.467        2,876
                                 2006       $10.467      $10.149        1,741
                                 2007       $10.149      $11.225        1,181
                                 2008       $11.225      $ 6.326        1,080
                                 2009       $ 6.326      $ 8.251          952
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.509       40,349
                                 2002       $ 9.509      $ 7.257      101,407
                                 2003       $ 7.257      $ 9.417      115,918
                                 2004       $ 9.417      $10.283      106,290
                                 2005       $10.283      $10.560       92,313
                                 2006       $10.560      $12.129       78,450
                                 2007       $12.129      $12.486       47,878
                                 2008       $12.486      $ 7.270       49,783
                                 2009       $ 7.270      $ 8.589       29,198
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.306        3,186
                                 2002       $ 9.306      $ 6.318       11,614
                                 2003       $ 6.318      $ 7.653       16,483
                                 2004       $ 7.653      $ 8.140       15,850
                                 2005       $ 8.140      $ 9.179       14,908
                                 2006       $ 9.179      $ 8.954       13,695
                                 2007       $ 8.954      $ 9.987       21,006
                                 2008       $ 9.987      $ 5.900       17,794
                                 2009       $ 5.900      $ 7.942        3,521
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.677            0
                                 2005       $10.677      $10.830          835
                                 2006       $10.830      $11.629          760
                                 2007       $11.629      $11.726        2,832
                                 2008       $11.726      $ 8.821        2,668
                                 2009       $ 8.821      $12.358            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221        8,134
                                 2005       $11.221      $11.193       19,028
                                 2006       $11.193      $12.994       17,847
                                 2007       $12.994      $13.235       17,228
                                 2008       $13.235      $ 9.140        7,181
                                 2009       $ 9.140      $12.167        4,976

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.933           0
                                 2005       $10.933      $11.867         637
                                 2006       $11.867      $13.792       8,217
                                 2007       $13.792      $14.011      13,110
                                 2008       $14.011      $ 8.651       7,660
                                 2009       $ 8.651      $10.705       1,205
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.500           0
                                 2005       $11.500      $12.438      11,647
                                 2006       $12.438      $14.831      14,719
                                 2007       $14.831      $16.809      13,984
                                 2008       $16.809      $ 9.839       9,961
                                 2009       $ 9.839      $13.238       2,943
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.442       3,685
                                 2002       $ 9.442      $ 7.510       2,711
                                 2003       $ 7.510      $ 9.392       1,716
                                 2004       $ 9.392      $10.245       1,684
                                 2005       $10.245      $10.585       1,688
                                 2006       $10.585      $12.046       1,058
                                 2007       $12.046      $11.111       1,058
                                 2008       $11.111      $ 6.687       1,058
                                 2009       $ 6.687      $ 8.522       1,058
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.167       4,725
                                 2002       $ 9.167      $ 7.410      12,230
                                 2003       $ 7.410      $ 9.350      18,700
                                 2004       $ 9.350      $10.666      18,280
                                 2005       $10.666      $11.750      17,420
                                 2006       $11.750      $14.734      19,992
                                 2007       $14.734      $15.674      17,540
                                 2008       $15.674      $ 8.625      16,994
                                 2009       $ 8.625      $10.553      14,118
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.284      23,862
                                 2003       $ 7.284      $10.701      10,448
                                 2004       $10.701      $13.261      13,094
                                 2005       $13.261      $13.935       9,363
                                 2006       $13.935      $16.048       8,914
                                 2007       $16.048      $13.750       5,025
                                 2008       $13.750      $ 8.185       4,662
                                 2009       $ 8.185      $10.570       3,867

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.105      15,362
                                 2002       $ 9.105       $6.567      42,101
                                 2003       $ 6.567       $8.053      42,280
                                 2004       $ 8.053       $8.304      41,085
                                 2005       $ 8.304       $8.618      34,313
                                 2006       $ 8.618       $8.921      34,030
                                 2007       $ 8.921       $9.241       4,470
                                 2008       $ 9.241       $5.712       4,373
                                 2009       $ 5.712       $9.192       2,441



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.650       469,487
                                 2001       $ 9.650      $ 6.762     1,061,789
                                 2002       $ 6.762      $ 5.122     1,360,374
                                 2003       $ 5.122      $ 6.324     1,518,112
                                 2004       $ 6.324      $ 6.982     1,294,253
                                 2005       $ 6.982      $ 8.412     1,123,088
                                 2006       $ 8.412      $ 8.890     1,056,141
                                 2007       $ 8.890      $10.417       819,901
                                 2008       $10.417      $ 5.215       658,557
                                 2009       $ 5.215      $ 8.655       564,547
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.653       271,910
                                 2001       $10.653      $ 9.890     1,578,584
                                 2002       $ 9.890      $ 7.938     2,860,148
                                 2003       $ 7.938      $ 9.937     3,379,413
                                 2004       $ 9.937      $10.556     3,154,351
                                 2005       $10.556      $10.918     2,941,147
                                 2006       $10.918      $11.879     2,484,631
                                 2007       $11.879      $12.115     2,100,896
                                 2008       $12.115      $ 7.557     1,691,107
                                 2009       $ 7.557      $ 9.194     1,540,114
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.501       774,487
                                 2001       $ 9.501      $ 6.801     2,807,145
                                 2002       $ 6.801      $ 5.244     4,539,999
                                 2003       $ 5.244      $ 6.309     5,149,626
                                 2004       $ 6.309      $ 6.867     4,596,555
                                 2005       $ 6.867      $ 7.947     3,934,936
                                 2006       $ 7.947      $ 8.108     3,309,829
                                 2007       $ 8.108      $ 9.490     2,509,059
                                 2008       $ 9.490      $ 4.867     2,003,923
                                 2009       $ 4.867      $ 8.164     1,797,094

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.164       366,996
                                 2001       $ 9.164      $ 7.383     1,088,233
                                 2002       $ 7.383      $ 5.688     1,709,498
                                 2003       $ 5.688      $ 7.186     1,769,973
                                 2004       $ 7.186      $ 7.935     1,647,296
                                 2005       $ 7.935      $ 8.441     1,401,134
                                 2006       $ 8.441      $10.762     1,250,182
                                 2007       $10.762      $12.185       952,301
                                 2008       $12.185      $ 6.836       729,431
                                 2009       $ 6.836      $ 8.551       613,421
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.390       138,177
                                 2001       $ 8.390      $ 6.297       309,367
                                 2002       $ 6.297      $ 4.877       446,731
                                 2003       $ 4.877      $ 6.273       527,968
                                 2004       $ 6.273      $ 6.914       508,753
                                 2005       $ 6.914      $ 7.225       458,383
                                 2006       $ 7.225      $ 8.395       397,207
                                 2007       $ 8.395      $ 9.615       333,729
                                 2008       $ 9.615      $ 5.289       270,598
                                 2009       $ 5.289      $ 5.049             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.903        76,411
                                 2001       $ 9.903      $ 9.904       443,781
                                 2002       $ 9.904      $ 7.792     1,032,571
                                 2003       $ 7.792      $10.069     1,394,809
                                 2004       $10.069      $11.333     1,626,502
                                 2005       $11.333      $11.812     1,516,768
                                 2006       $11.812      $14.102     1,286,764
                                 2007       $14.102      $14.778     1,021,614
                                 2008       $14.778      $ 8.547       746,029
                                 2009       $ 8.547      $ 9.742       681,802
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 6.925        54,190
                                 2001       $ 6.925      $ 4.492       383,103
                                 2002       $ 4.492      $ 4.085       926,754
                                 2003       $ 4.085      $ 5.110     1,944,473
                                 2004       $ 5.110      $ 5.496     1,395,462
                                 2005       $ 5.496      $ 5.499     1,286,402
                                 2006       $ 5.499      $ 5.885       952,543
                                 2007       $ 5.885      $ 6.002       784,200
                                 2008       $ 6.002      $ 4.525       584,219
                                 2009       $ 4.525      $ 6.409       503,699

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.001        10,568
                                 2001       $10.001      $10.024       179,563
                                 2002       $10.024      $ 9.057       491,480
                                 2003       $ 9.057      $10.714       776,916
                                 2004       $10.714      $11.645       741,291
                                 2005       $11.645      $12.199       645,319
                                 2006       $12.199      $13.648       634,974
                                 2007       $13.648      $13.781       493,633
                                 2008       $13.781      $ 9.951       317,825
                                 2009       $ 9.951      $12.200       295,413
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.718        71,637
                                 2001       $10.718      $11.502     1,097,215
                                 2002       $11.502      $11.885     2,096,621
                                 2003       $11.885      $12.611     2,585,587
                                 2004       $12.611      $13.008     2,422,099
                                 2005       $13.008      $13.163     2,051,814
                                 2006       $13.163      $13.613     1,845,122
                                 2007       $13.613      $14.127     1,607,901
                                 2008       $14.127      $12.605     1,286,508
                                 2009       $12.605      $15.133     1,214,838
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.274        44,141
                                 2001       $10.274      $10.739       752,768
                                 2002       $10.739      $10.944     2,232,929
                                 2003       $10.944      $10.956     3,093,826
                                 2004       $10.956      $10.881     2,622,457
                                 2005       $10.881      $10.843     2,353,613
                                 2006       $10.843      $11.074     2,062,909
                                 2007       $11.074      $11.174     1,845,204
                                 2008       $11.174      $ 9.300     1,376,971
                                 2009       $ 9.300      $ 9.637     1,276,044
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.233       331,136
                                 2001       $10.233      $10.410     2,182,137
                                 2002       $10.410      $10.330     2,918,838
                                 2003       $10.330      $10.183     2,162,161
                                 2004       $10.183      $10.058     1,403,818
                                 2005       $10.058      $10.124     1,155,833
                                 2006       $10.124      $10.372     1,264,392
                                 2007       $10.372      $10.656     1,495,033
                                 2008       $10.656      $10.690     1,839,977
                                 2009       $10.690      $10.496     1,343,716

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 8.933       349,739
                                 2001       $ 8.933      $ 7.670     2,012,604
                                 2002       $ 7.670      $ 5.823     3,905,323
                                 2003       $ 5.823      $ 7.290     4,735,787
                                 2004       $ 7.290      $ 7.893     4,561,829
                                 2005       $ 7.893      $ 8.092     3,977,510
                                 2006       $ 8.092      $ 9.153     3,410,096
                                 2007       $ 9.153      $ 9.434     2,759,344
                                 2008       $ 9.434      $ 5.809     2,229,452
                                 2009       $ 5.809      $ 7.189     2,135,346
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2000       $10.000      $ 9.894       927,640
                                 2001       $ 9.894      $ 8.702     1,542,063
                                 2002       $ 8.702      $ 7.678     2,468,150
                                 2003       $ 7.678      $ 9.488     2,884,770
                                 2004       $ 9.488      $10.257     2,753,264
                                 2005       $10.257      $10.881     2,455,142
                                 2006       $10.881      $12.258     2,194,919
                                 2007       $12.258      $13.039     1,742,423
                                 2008       $13.039      $ 9.702     1,370,610
                                 2009       $ 9.702      $11.376     1,297,611
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2000       $10.000      $10.101       262,820
                                 2001       $10.101      $ 7.339       833,046
                                 2002       $ 7.339      $ 5.541     1,077,478
                                 2003       $ 5.541      $ 6.374     1,077,891
                                 2004       $ 6.374      $ 7.526       995,363
                                 2005       $ 7.526      $ 8.449       955,425
                                 2006       $ 8.449      $ 9.956       863,444
                                 2007       $ 9.956      $11.731       634,995
                                 2008       $11.731      $ 7.664       506,869
                                 2009       $ 7.664      $ 8.940       476,903
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2000       $10.000      $ 6.368        83,363
                                 2001       $ 6.368      $ 5.845       309,853
                                 2002       $ 5.845      $ 5.227       797,483
                                 2003       $ 5.227      $ 7.680     1,014,076
                                 2004       $ 7.680      $ 9.282     1,086,953
                                 2005       $ 9.282      $12.198     1,006,355
                                 2006       $12.198      $16.422       892,045
                                 2007       $16.422      $22.641       678,030
                                 2008       $22.641      $ 9.640       539,750
                                 2009       $ 9.640      $16.073       518,947

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.312       289,749
                                 2001       $ 8.312      $ 6.926       583,460
                                 2002       $ 6.926      $ 4.904       843,410
                                 2003       $ 4.904      $ 6.014       963,208
                                 2004       $ 6.014      $ 6.363     1,101,591
                                 2005       $ 6.363      $ 7.228       985,765
                                 2006       $ 7.228      $ 7.387       961,796
                                 2007       $ 7.387      $ 8.840       816,717
                                 2008       $ 8.840      $ 4.409       668,372
                                 2009       $ 4.409      $ 7.166       566,804
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2000       $10.000      $ 9.028        64,366
                                 2001       $ 9.028      $ 7.152       243,882
                                 2002       $ 7.152      $ 5.840       481,617
                                 2003       $ 5.840      $ 7.305       684,693
                                 2004       $ 7.305      $ 8.419       803,830
                                 2005       $ 8.419      $ 9.180       797,967
                                 2006       $ 9.180      $11.277       790,770
                                 2007       $11.277      $12.684       760,910
                                 2008       $12.684      $ 6.895       583,594
                                 2009       $ 6.895      $ 8.970       584,996
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.301       283,317
                                 2003       $ 7.301      $10.161       624,223
                                 2004       $10.161      $12.129       749,018
                                 2005       $12.129      $14.000       761,607
                                 2006       $14.000      $15.018       743,358
                                 2007       $15.018      $18.083       574,097
                                 2008       $18.083      $ 9.449       468,048
                                 2009       $ 9.449      $14.625       394,341
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2000       $10.000      $10.202       169,809
                                 2001       $10.202      $ 9.699     1,402,322
                                 2002       $ 9.699      $ 6.853     3,137,440
                                 2003       $ 6.853      $ 9.520     3,453,572
                                 2004       $ 9.520      $10.709     3,298,103
                                 2005       $10.709      $11.807     2,998,788
                                 2006       $11.807      $13.991     2,647,402
                                 2007       $13.991      $14.810     2,093,332
                                 2008       $14.810      $ 8.536     1,536,256
                                 2009       $ 8.536      $11.664     1,349,041
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2000       $10.000      $11.470        24,307
                                 2001       $11.470      $12.367       284,418
                                 2002       $12.367      $11.962       698,197
                                 2003       $11.962      $16.260       856,824
                                 2004       $16.260      $21.771       787,430
                                 2005       $21.771      $25.018       689,910

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $25.018      $33.905       601,479
                                 2007       $33.905      $27.599       460,496
                                 2008       $27.599      $16.825       326,725
                                 2009       $16.825      $21.199       304,316
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.110       185,623
                                 2005       $11.110      $12.120       174,188
                                 2006       $12.120      $12.484       177,939
                                 2007       $12.484      $14.411       151,192
                                 2008       $14.411      $ 7.521       130,716
                                 2009       $ 7.521      $11.545       129,677
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.027     2,060,862
                                 2003       $ 8.027      $10.305     3,981,373
                                 2004       $10.305      $11.879     4,692,162
                                 2005       $11.879      $12.141     4,582,941
                                 2006       $12.141      $13.832     4,010,523
                                 2007       $13.832      $13.261     3,247,626
                                 2008       $13.261      $ 8.357     2,517,172
                                 2009       $ 8.357      $10.534     2,275,796
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2000       $10.000      $ 8.106     1,125,425
                                 2001       $ 8.106      $ 5.451     2,276,631
                                 2002       $ 5.451      $ 3.612     2,047,802
                                 2003       $ 3.612      $ 4.516     1,832,709
                                 2004       $ 4.516      $ 4.745     1,475,725
                                 2005       $ 4.745      $ 5.028     1,270,965
                                 2006       $ 5.028      $ 5.077     1,003,582
                                 2007       $ 5.077      $ 5.829       758,126
                                 2008       $ 5.829      $ 2.919       655,030
                                 2009       $ 2.919      $ 4.758       609,678
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.080     1,087,677
                                 2002       $ 8.080      $ 5.342     2,448,148
                                 2003       $ 5.342      $ 6.662     2,776,672
                                 2004       $ 6.662      $ 6.983     2,487,740
                                 2005       $ 6.983      $ 7.379     2,167,218
                                 2006       $ 7.379      $ 7.434     1,907,902
                                 2007       $ 7.434      $ 8.512     1,560,383
                                 2008       $ 8.512      $ 4.252     1,254,025
                                 2009       $ 4.252      $ 6.913     1,068,985
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2000       $10.000      $ 8.261       149,322
                                 2001       $ 8.261      $ 6.221       879,656
                                 2002       $ 6.221      $ 4.619     1,496,142

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.619      $ 5.874     1,627,186
                                 2004       $ 5.874      $ 6.148     1,543,912
                                 2005       $ 6.148      $ 6.569     1,391,899
                                 2006       $ 6.569      $ 6.855     1,620,505
                                 2007       $ 6.855      $ 7.537     1,328,800
                                 2008       $ 7.537      $ 4.255     1,042,965
                                 2009       $ 4.255      $ 5.057       985,737
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.781       940,918
                                 2007       $10.781      $11.442       757,347
                                 2008       $11.442      $ 7.846       556,068
                                 2009       $ 7.846      $ 9.882       500,105
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.802        41,109
                                 2005       $10.802      $11.411        88,723
                                 2006       $11.411      $12.462       108,969
                                 2007       $12.462      $13.401        98,872
                                 2008       $13.401      $ 9.403        82,016
                                 2009       $ 9.403      $12.019        95,476
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.978        95,260
                                 2001       $ 7.978      $ 5.979       528,503
                                 2002       $ 5.979      $ 4.210       832,952
                                 2003       $ 4.210      $ 5.567     1,079,645
                                 2004       $ 5.567      $ 6.259     1,300,828
                                 2005       $ 6.259      $ 6.860     1,381,719
                                 2006       $ 6.860      $ 6.651     1,281,664
                                 2007       $ 6.651      $ 7.355       972,840
                                 2008       $ 7.355      $ 4.144       785,593
                                 2009       $ 4.144      $ 5.406       753,621
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2000       $10.000      $10.213       284,825
                                 2001       $10.213      $10.040     2,415,219
                                 2002       $10.040      $ 7.661     4,521,368
                                 2003       $ 7.661      $ 9.942     5,085,088
                                 2004       $ 9.942      $10.855     4,668,739
                                 2005       $10.855      $11.146     4,090,295
                                 2006       $11.146      $12.801     3,434,765
                                 2007       $12.801      $13.176     2,698,684
                                 2008       $13.176      $ 7.670     1,987,934
                                 2009       $ 7.670      $ 9.062     1,774,647
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2000       $10.000      $ 7.956       438,221
                                 2001       $ 7.956      $ 6.450     1,128,214
                                 2002       $ 6.450      $ 4.379     1,651,117

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 4.379      $ 5.303     1,756,540
                                 2004       $ 5.303      $ 5.641     1,564,218
                                 2005       $ 5.641      $ 6.359     1,465,897
                                 2006       $ 6.359      $ 6.203     1,454,980
                                 2007       $ 6.203      $ 6.918     1,256,692
                                 2008       $ 6.918      $ 4.087     1,083,676
                                 2009       $ 4.087      $ 5.500       937,718
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.677        42,624
                                 2005       $10.677      $10.828        54,130
                                 2006       $10.828      $11.625        69,780
                                 2007       $11.625      $11.721        55,283
                                 2008       $11.721      $ 8.816        60,306
                                 2009       $ 8.816      $12.350        81,860
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.220       144,870
                                 2005       $11.220      $11.191       462,215
                                 2006       $11.191      $12.991       713,094
                                 2007       $12.991      $13.230       843,262
                                 2008       $13.230      $ 9.136       666,996
                                 2009       $ 9.136      $12.161       678,017
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.932        92,727
                                 2005       $10.932      $11.865       291,753
                                 2006       $11.865      $13.789       502,147
                                 2007       $13.789      $14.005       496,997
                                 2008       $14.005      $ 8.646       323,061
                                 2009       $ 8.646      $10.699       318,176
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.499       134,646
                                 2005       $11.499      $12.436       459,858
                                 2006       $12.436      $14.827       602,947
                                 2007       $14.827      $16.803       540,077
                                 2008       $16.803      $ 9.835       410,746
                                 2009       $ 9.835      $13.230       433,191
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2000       $10.000      $10.534        87,345
                                 2001       $10.534      $ 9.679       539,368
                                 2002       $ 9.679      $ 7.697       827,518
                                 2003       $ 7.697      $ 9.625       985,327
                                 2004       $ 9.625      $10.499       908,815
                                 2005       $10.499      $10.846       778,357
                                 2006       $10.846      $12.342       679,235
                                 2007       $12.342      $11.383       543,343
                                 2008       $11.383      $ 6.850       406,562
                                 2009       $ 6.850      $ 8.729       386,105

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2000       $10.000      $ 8.990       291,584
                                 2001       $ 8.990      $ 7.005     1,315,715
                                 2002       $ 7.005      $ 5.662     2,572,408
                                 2003       $ 5.662      $ 7.144     2,667,528
                                 2004       $ 7.144      $ 8.149     2,577,575
                                 2005       $ 8.149      $ 8.975     2,509,433
                                 2006       $ 8.975      $11.254     2,358,081
                                 2007       $11.254      $11.971     2,027,505
                                 2008       $11.971      $ 6.586     1,599,510
                                 2009       $ 6.586      $ 8.058     1,389,789
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.283       878,033
                                 2003       $ 7.283      $10.700     1,294,572
                                 2004       $10.700      $13.257     1,280,419
                                 2005       $13.257      $13.930     1,222,210
                                 2006       $13.930      $16.041     1,178,909
                                 2007       $16.041      $13.742     1,007,299
                                 2008       $13.742      $ 8.180       792,962
                                 2009       $ 8.180      $10.562       710,135
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2000       $10.000      $ 8.094       409,032
                                 2001       $ 8.094      $ 6.164     1,324,888
                                 2002       $ 6.164      $ 4.445     2,330,221
                                 2003       $ 4.445      $ 5.451     2,485,962
                                 2004       $ 5.451      $ 5.621     2,096,307
                                 2005       $ 5.621      $ 5.832     1,746,200
                                 2006       $ 5.832      $ 6.037     1,344,321
                                 2007       $ 6.037      $ 6.252     1,000,204
                                 2008       $ 6.252      $ 3.865       742,190
                                 2009       $ 3.865      $ 6.218       695,994



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.360           0
                                 2002       $ 9.360      $ 6.944           0
                                 2003       $ 6.944      $ 8.569           0
                                 2004       $ 8.569      $ 9.456           0
                                 2005       $ 9.456      $11.387           0
                                 2006       $11.387      $12.027           0
                                 2007       $12.027      $14.087           0
                                 2008       $14.087      $ 7.049           0
                                 2009       $ 7.049      $11.693           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.297         584
                                 2002       $ 9.297      $ 7.459       4,244
                                 2003       $ 7.459      $ 9.333       4,061
                                 2004       $ 9.333      $ 9.909       4,059
                                 2005       $ 9.909      $10.243       3,394
                                 2006       $10.243      $11.139       3,019
                                 2007       $11.139      $11.355       2,664
                                 2008       $11.355      $ 7.079       1,863
                                 2009       $ 7.079      $ 8.608           0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.205         591
                                 2002       $ 9.205      $ 7.094       2,516
                                 2003       $ 7.094      $ 8.530       4,005
                                 2004       $ 8.530      $ 9.279       3,911
                                 2005       $ 9.279      $10.734       1,338
                                 2006       $10.734      $10.946       1,338
                                 2007       $10.946      $12.804       1,338
                                 2008       $12.804      $ 6.564           0
                                 2009       $ 6.564      $11.004           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.969           0
                                 2002       $ 9.969      $ 7.346         310
                                 2003       $ 7.346      $ 9.277         310
                                 2004       $ 9.277      $10.238         310
                                 2005       $10.238      $10.886         310
                                 2006       $10.886      $13.873         271
                                 2007       $13.873      $15.699         233
                                 2008       $15.699      $ 8.803         196
                                 2009       $ 8.803      $11.005           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.693           0
                                 2002       $ 9.693      $ 6.952           0
                                 2003       $ 6.952      $ 8.919         197
                                 2004       $ 8.919      $ 9.827         197
                                 2005       $ 9.827      $10.263         197
                                 2006       $10.263      $11.919         197
                                 2007       $11.919      $13.644         197
                                 2008       $13.644      $ 7.502           0
                                 2009       $ 7.502      $ 7.159           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.129           0
                                 2002       $10.129      $ 8.283         681
                                 2003       $ 8.283      $10.698       1,136
                                 2004       $10.698      $12.034       1,072
                                 2005       $12.034      $12.537           0
                                 2006       $12.537      $14.960           0
                                 2007       $14.960      $15.670           0
                                 2008       $15.670      $ 9.057           0
                                 2009       $ 9.057      $10.319           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.190           0
                                 2002       $ 9.190      $ 7.005           0
                                 2003       $ 7.005      $ 8.758         528
                                 2004       $ 8.758      $ 9.415         528
                                 2005       $ 9.415      $ 9.416         528
                                 2006       $ 9.416      $10.072         528
                                 2007       $10.072      $10.267         528
                                 2008       $10.267      $ 7.737           0
                                 2009       $ 7.737      $10.952           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.782           0
                                 2002       $ 9.782      $ 8.681           0
                                 2003       $ 8.681      $10.265           0
                                 2004       $10.265      $11.151           0
                                 2005       $11.151      $11.676           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.676      $13.056           0
                                 2007       $13.056      $13.176           0
                                 2008       $13.176      $ 9.509           0
                                 2009       $ 9.509      $11.654           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.406       4,834
                                 2002       $10.406      $10.747       7,038
                                 2003       $10.747      $11.398       4,967
                                 2004       $11.398      $11.751       4,932
                                 2005       $11.751      $11.885       4,068
                                 2006       $11.885      $12.284       3,859
                                 2007       $12.284      $12.743       3,663
                                 2008       $12.743      $11.364       1,033
                                 2009       $11.364      $13.636           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.264       1,946
                                 2002       $10.264      $10.454      10,346
                                 2003       $10.454      $10.460      33,139
                                 2004       $10.460      $10.384      29,764
                                 2005       $10.384      $10.343      23,615
                                 2006       $10.343      $10.557      19,790
                                 2007       $10.557      $10.647      15,266
                                 2008       $10.647      $ 8.857       3,170
                                 2009       $ 8.857      $ 9.173       1,428
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.038         598
                                 2002       $10.038      $ 9.956         594
                                 2003       $ 9.956      $ 9.810       1,592
                                 2004       $ 9.810      $ 9.684       1,285
                                 2005       $ 9.684      $ 9.743       1,285
                                 2006       $ 9.743      $ 9.977       1,249
                                 2007       $ 9.977      $10.245       6,797
                                 2008       $10.245      $10.273       6,331
                                 2009       $10.273      $10.081       2,640
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.434         382
                                 2002       $ 9.434      $ 7.158         871
                                 2003       $ 7.158      $ 8.958         255
                                 2004       $ 8.958      $ 9.693         255
                                 2005       $ 9.693      $ 9.933         255
                                 2006       $ 9.933      $11.230         255
                                 2007       $11.230      $11.569         255
                                 2008       $11.569      $ 7.120           0
                                 2009       $ 7.120      $ 8.807           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.519       1,516
                                 2002       $ 9.519      $ 8.395       3,398
                                 2003       $ 8.395      $10.369       2,834
                                 2004       $10.369      $11.203       2,995
                                 2005       $11.203      $11.879       2,995
                                 2006       $11.879      $13.375       2,995
                                 2007       $13.375      $14.221       2,995
                                 2008       $14.221      $10.576       1,102
                                 2009       $10.576      $12.394       1,101
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.386           0
                                 2002       $ 9.386      $ 6.261           0
                                 2003       $ 6.261      $ 7.198           0
                                 2004       $ 7.198      $ 8.495           0
                                 2005       $ 8.495      $ 9.532           0
                                 2006       $ 9.532      $11.227           0
                                 2007       $11.227      $13.222           0
                                 2008       $13.222      $ 8.634           0
                                 2009       $ 8.634      $10.066           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.254           0
                                 2002       $ 9.254      $ 8.716           0
                                 2003       $ 8.716      $12.800           0
                                 2004       $12.800      $15.463           0
                                 2005       $15.463      $20.309           0
                                 2006       $20.309      $27.330           0
                                 2007       $27.330      $37.659           0
                                 2008       $37.659      $16.027           0
                                 2009       $16.027      $26.708           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.671           0
                                 2002       $ 9.671      $ 6.808           0
                                 2003       $ 6.808      $ 8.345           0
                                 2004       $ 8.345      $ 8.825           0
                                 2005       $ 8.825      $10.020           0
                                 2006       $10.020      $10.235           0
                                 2007       $10.235      $12.241           0
                                 2008       $12.241      $ 6.103           0
                                 2009       $ 6.103      $ 9.913           0
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.084         200
                                 2002       $ 9.084      $ 7.414         448
                                 2003       $ 7.414      $ 9.269       1,045
                                 2004       $ 9.269      $10.677       1,186
                                 2005       $10.677      $11.636       1,186
                                 2006       $11.636      $14.287       1,186

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.287      $16.062       1,186
                                 2008       $16.062      $ 8.726       1,034
                                 2009       $ 8.726      $11.347       1,033
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.299           0
                                 2003       $ 7.299      $10.153         297
                                 2004       $10.153      $12.113         297
                                 2005       $12.113      $13.974         297
                                 2006       $13.974      $14.983         297
                                 2007       $14.983      $18.032         297
                                 2008       $18.032      $ 9.418           0
                                 2009       $ 9.418      $14.569           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.969           0
                                 2002       $ 9.969      $ 6.950         812
                                 2003       $ 6.950      $ 9.650       1,989
                                 2004       $ 9.650      $10.851       1,911
                                 2005       $10.851      $11.957         655
                                 2006       $11.957      $14.162         655
                                 2007       $14.162      $14.984         655
                                 2008       $14.984      $ 8.631           0
                                 2009       $ 8.631      $11.789           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.580           0
                                 2002       $10.580      $ 9.901         288
                                 2003       $ 9.901      $13.451         869
                                 2004       $13.451      $18.001         887
                                 2005       $18.001      $20.676         452
                                 2006       $20.676      $28.007         452
                                 2007       $28.007      $22.786         452
                                 2008       $22.786      $13.884         350
                                 2009       $13.884      $17.485         349
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.106           0
                                 2005       $11.106      $12.107           0
                                 2006       $12.107      $12.465           0
                                 2007       $12.465      $14.381           0
                                 2008       $14.381      $ 7.502           0
                                 2009       $ 7.502      $11.510           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.024           0
                                 2003       $ 8.024      $10.296       4,988
                                 2004       $10.296      $11.863       5,116
                                 2005       $11.863      $12.119       5,116
                                 2006       $12.119      $13.799       5,116

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.799      $13.223       4,747
                                 2008       $13.223      $ 8.329       2,696
                                 2009       $ 8.329      $10.494       2,693
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.246           0
                                 2002       $ 9.246      $ 5.807           0
                                 2003       $ 5.807      $ 7.256           0
                                 2004       $ 7.256      $ 7.621           0
                                 2005       $ 7.621      $ 8.071           0
                                 2006       $ 8.071      $ 8.145           0
                                 2007       $ 8.145      $ 9.347           0
                                 2008       $ 9.347      $ 4.678           0
                                 2009       $ 4.678      $ 7.623           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.754       1,424
                                 2002       $ 8.754      $ 5.784       1,697
                                 2003       $ 5.784      $ 7.210       1,697
                                 2004       $ 7.210      $ 7.553       1,697
                                 2005       $ 7.553      $ 7.978       1,697
                                 2006       $ 7.978      $ 8.034       1,697
                                 2007       $ 8.034      $ 9.193       1,697
                                 2008       $ 9.193      $ 4.590           0
                                 2009       $ 4.590      $ 7.460           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.388           0
                                 2002       $ 9.388      $ 6.843           0
                                 2003       $ 6.843      $ 8.697           0
                                 2004       $ 8.697      $ 9.099           0
                                 2005       $ 9.099      $ 9.717           0
                                 2006       $ 9.717      $10.135           0
                                 2007       $10.135      $11.138           0
                                 2008       $11.138      $ 6.284           0
                                 2009       $ 6.284      $ 7.466           0
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.778       1,009
                                 2007       $10.778      $11.432       1,009
                                 2008       $11.432      $ 7.836           0
                                 2009       $ 7.836      $ 9.864           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.798           0
                                 2005       $10.798      $11.401           0
                                 2006       $11.401      $12.444           0
                                 2007       $12.444      $13.375           0
                                 2008       $13.375      $ 9.380           0
                                 2009       $ 9.380      $11.984           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.346           0
                                 2002       $ 9.346      $ 6.416           0
                                 2003       $ 6.416      $ 8.480         604
                                 2004       $ 8.480      $ 9.529         604
                                 2005       $ 9.529      $10.438         604
                                 2006       $10.438      $10.115         604
                                 2007       $10.115      $11.181         604
                                 2008       $11.181      $ 6.297           0
                                 2009       $ 6.297      $ 8.209           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.506       2,764
                                 2002       $ 9.506      $ 7.250       4,810
                                 2003       $ 7.250      $ 9.403       7,577
                                 2004       $ 9.403      $10.262       7,442
                                 2005       $10.262      $10.532       5,022
                                 2006       $10.532      $12.089       5,022
                                 2007       $12.089      $12.437       2,636
                                 2008       $12.437      $ 7.237           0
                                 2009       $ 7.237      $ 8.545           0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.471           0
                                 2002       $ 9.471      $ 6.313           0
                                 2003       $ 6.313      $ 7.641         333
                                 2004       $ 7.641      $ 8.123         333
                                 2005       $ 8.123      $ 9.154         333
                                 2006       $ 9.154      $ 8.924         333
                                 2007       $ 8.924      $ 9.947         333
                                 2008       $ 9.947      $ 5.873           0
                                 2009       $ 5.873      $ 7.901           0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.673           0
                                 2005       $10.673      $10.818           0
                                 2006       $10.818      $11.609           0
                                 2007       $11.609      $11.699           0
                                 2008       $11.699      $ 8.795           0
                                 2009       $ 8.795      $12.314           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217           0
                                 2005       $11.217      $11.181           0
                                 2006       $11.181      $12.973           0
                                 2007       $12.973      $13.205           0
                                 2008       $13.205      $ 9.114           0
                                 2009       $ 9.114      $12.126           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.929           0
                                 2005       $10.929      $11.854           0
                                 2006       $11.854      $13.769           0
                                 2007       $13.769      $13.979           0
                                 2008       $13.979      $ 8.626           0
                                 2009       $ 8.626      $10.668           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.495           0
                                 2005       $11.495      $12.425           0
                                 2006       $12.425      $14.806           0
                                 2007       $14.806      $16.771           0
                                 2008       $16.771      $ 9.811           0
                                 2009       $ 9.811      $13.192           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.439       3,504
                                 2002       $ 9.439      $ 7.503       3,504
                                 2003       $ 7.503      $ 9.378       3,504
                                 2004       $ 9.378      $10.224       3,504
                                 2005       $10.224      $10.556       3,504
                                 2006       $10.556      $12.006       3,504
                                 2007       $12.006      $11.068       1,115
                                 2008       $11.068      $ 6.657           0
                                 2009       $ 6.657      $ 8.479           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.704           0
                                 2002       $ 9.704      $ 7.403           0
                                 2003       $ 7.403      $ 9.336           0
                                 2004       $ 9.336      $10.644           0
                                 2005       $10.644      $11.718           0
                                 2006       $11.718      $14.685           0
                                 2007       $14.685      $15.613           0
                                 2008       $15.613      $ 8.586           0
                                 2009       $ 8.586      $10.499           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.281           0
                                 2003       $ 7.281      $10.691           0
                                 2004       $10.691      $13.239           0
                                 2005       $13.239      $13.904           0
                                 2006       $13.904      $16.003           0
                                 2007       $16.003      $13.703           0
                                 2008       $13.703      $ 8.153           0
                                 2009       $ 8.153      $10.522           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.628         0
                                 2002       $ 9.628       $6.561         0
                                 2003       $ 6.561       $8.041         0
                                 2004       $ 8.041       $8.287         0
                                 2005       $ 8.287       $8.594         0
                                 2006       $ 8.594       $8.891         0
                                 2007       $ 8.891       $9.204         0
                                 2008       $ 9.204       $5.687         0
                                 2009       $ 5.687       $9.145         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.84



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.169        1,807
                                 2002       $ 9.169      $ 6.939        3,835
                                 2003       $ 6.939      $ 8.560        7,107
                                 2004       $ 8.560      $ 9.443        7,569
                                 2005       $ 9.443      $11.367        2,584
                                 2006       $11.367      $12.001        2,335
                                 2007       $12.001      $14.050        2,108
                                 2008       $14.050      $ 7.028        1,085
                                 2009       $ 7.028      $11.653          983
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.295       51,343
                                 2002       $ 9.295      $ 7.454       93,638
                                 2003       $ 7.454      $ 9.323      110,832
                                 2004       $ 9.323      $ 9.895      125,637
                                 2005       $ 9.895      $10.225       91,864
                                 2006       $10.225      $11.115       82,523
                                 2007       $11.115      $11.325       43,213
                                 2008       $11.325      $ 7.058       20,643
                                 2009       $ 7.058      $ 8.579       20,274
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.203       13,092
                                 2002       $ 9.203      $ 7.090       40,981
                                 2003       $ 7.090      $ 8.522       53,262
                                 2004       $ 8.522      $ 9.266       41,362
                                 2005       $ 9.266      $10.715       20,991
                                 2006       $10.715      $10.921       18,438
                                 2007       $10.921      $12.771       18,330
                                 2008       $12.771      $ 6.545       13,225
                                 2009       $ 6.545      $10.967       12,876

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.539       2,806
                                 2002       $ 9.539      $ 7.342       9,478
                                 2003       $ 7.342      $ 9.267      19,281
                                 2004       $ 9.267      $10.224      19,421
                                 2005       $10.224      $10.866      12,878
                                 2006       $10.866      $13.842      13,864
                                 2007       $13.842      $15.658      13,315
                                 2008       $15.658      $ 8.777      10,196
                                 2009       $ 8.777      $10.968       9,591
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.961         248
                                 2002       $ 8.961      $ 6.948         553
                                 2003       $ 6.948      $ 8.910         690
                                 2004       $ 8.910      $ 9.813         640
                                 2005       $ 9.813      $10.245         598
                                 2006       $10.245      $11.892         570
                                 2007       $11.892      $13.608         449
                                 2008       $13.608      $ 7.479         322
                                 2009       $ 7.479      $ 7.137           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.669       7,554
                                 2002       $ 9.669      $ 8.277      29,993
                                 2003       $ 8.277      $10.687      31,562
                                 2004       $10.687      $12.017      48,272
                                 2005       $12.017      $12.515      49,835
                                 2006       $12.515      $14.927      49,540
                                 2007       $14.927      $15.629      22,555
                                 2008       $15.629      $ 9.030       8,464
                                 2009       $ 9.030      $10.284       8,452
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.705      16,540
                                 2002       $ 7.705      $ 7.001      28,573
                                 2003       $ 7.001      $ 8.749      59,649
                                 2004       $ 8.749      $ 9.402      59,314
                                 2005       $ 9.402      $ 9.399      58,901
                                 2006       $ 9.399      $10.050      47,116
                                 2007       $10.050      $10.240      43,647
                                 2008       $10.240      $ 7.713      40,294
                                 2009       $ 7.713      $10.915      40,294
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.611       5,853
                                 2002       $ 9.611      $ 8.676      14,564
                                 2003       $ 8.676      $10.254      10,592
                                 2004       $10.254      $11.136       7,873
                                 2005       $11.136      $11.655      16,514

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.655      $13.027       17,041
                                 2007       $13.027      $13.142       14,658
                                 2008       $13.142      $ 9.481        9,090
                                 2009       $ 9.481      $11.614        9,028
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.403       55,102
                                 2002       $10.403      $10.741       97,055
                                 2003       $10.741      $11.386       97,760
                                 2004       $11.386      $11.734       89,449
                                 2005       $11.734      $11.863       88,985
                                 2006       $11.863      $12.257       75,551
                                 2007       $12.257      $12.709       42,110
                                 2008       $12.709      $11.329       23,514
                                 2009       $11.329      $13.589       21,770
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.262        3,574
                                 2002       $10.262      $10.448       29,559
                                 2003       $10.448      $10.450       28,409
                                 2004       $10.450      $10.369       38,678
                                 2005       $10.369      $10.324       36,636
                                 2006       $10.324      $10.534       38,202
                                 2007       $10.534      $10.619       34,164
                                 2008       $10.619      $ 8.830       30,966
                                 2009       $ 8.830      $ 9.142       38,498
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.036       31,775
                                 2002       $10.036      $ 9.950      109,463
                                 2003       $ 9.950      $ 9.800      122,578
                                 2004       $ 9.800      $ 9.671       67,007
                                 2005       $ 9.671      $ 9.726       66,243
                                 2006       $ 9.726      $ 9.955       35,867
                                 2007       $ 9.955      $10.218       18,276
                                 2008       $10.218      $10.242       15,520
                                 2009       $10.242      $10.046        8,014
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.432       38,678
                                 2002       $ 9.432      $ 7.154       92,525
                                 2003       $ 7.154      $ 8.949       99,376
                                 2004       $ 8.949      $ 9.680       98,705
                                 2005       $ 9.680      $ 9.915       94,644
                                 2006       $ 9.915      $11.205       79,041
                                 2007       $11.205      $11.538       40,921
                                 2008       $11.538      $ 7.099       12,517
                                 2009       $ 7.099      $ 8.777       11,395

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.517      26,727
                                 2002       $ 9.517      $ 8.389      29,884
                                 2003       $ 8.389      $10.358      37,993
                                 2004       $10.358      $11.187      34,613
                                 2005       $11.187      $11.857      22,301
                                 2006       $11.857      $13.345      14,754
                                 2007       $13.345      $14.184      10,361
                                 2008       $14.184      $10.544       8,949
                                 2009       $10.544      $12.352       8,589
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.294       7,285
                                 2002       $ 8.294      $ 6.257      30,818
                                 2003       $ 6.257      $ 7.191      27,723
                                 2004       $ 7.191      $ 8.483      27,496
                                 2005       $ 8.483      $ 9.515      29,044
                                 2006       $ 9.515      $11.202      28,546
                                 2007       $11.202      $13.187       7,776
                                 2008       $13.187      $ 8.608       1,857
                                 2009       $ 8.608      $10.032       1,854
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.749         261
                                 2002       $ 9.749      $ 8.711         219
                                 2003       $ 8.711      $12.787         403
                                 2004       $12.787      $15.441         279
                                 2005       $15.441      $20.272         269
                                 2006       $20.272      $27.270         254
                                 2007       $27.270      $37.561         243
                                 2008       $37.561      $15.978         218
                                 2009       $15.978      $26.617         208
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.617      14,722
                                 2002       $ 9.617      $ 6.804      19,814
                                 2003       $ 6.804      $ 8.337      29,715
                                 2004       $ 8.337      $ 8.812      31,157
                                 2005       $ 8.812      $10.001       4,295
                                 2006       $10.001      $10.213      10,055
                                 2007       $10.213      $12.209       3,584
                                 2008       $12.209      $ 6.084       3,232
                                 2009       $ 6.084      $ 9.879       3,062
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.082      14,303
                                 2002       $ 9.082      $ 7.410      16,294
                                 2003       $ 7.410      $ 9.260      25,629
                                 2004       $ 9.260      $10.661      27,310
                                 2005       $10.661      $11.615      17,482
                                 2006       $11.615      $14.255      17,633

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.255      $16.020      15,966
                                 2008       $16.020      $ 8.700      14,869
                                 2009       $ 8.700      $11.309       6,931
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.297       3,329
                                 2003       $ 7.297      $10.146       9,504
                                 2004       $10.146      $12.100      12,697
                                 2005       $12.100      $13.953      10,702
                                 2006       $13.953      $14.955      15,502
                                 2007       $14.955      $17.991      11,747
                                 2008       $17.991      $ 9.393      11,924
                                 2009       $ 9.393      $14.524       3,179
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.840      14,911
                                 2002       $ 9.840      $ 6.946      70,822
                                 2003       $ 6.946      $ 9.641      81,948
                                 2004       $ 9.641      $10.835      77,981
                                 2005       $10.835      $11.936      59,595
                                 2006       $11.936      $14.130      59,778
                                 2007       $14.130      $14.944      39,160
                                 2008       $14.944      $ 8.605      30,624
                                 2009       $ 8.605      $11.749      28,721
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.239       8,679
                                 2002       $10.239      $ 9.895      22,702
                                 2003       $ 9.895      $13.437      23,861
                                 2004       $13.437      $17.976      42,455
                                 2005       $17.976      $20.638      42,345
                                 2006       $20.638      $27.945      40,550
                                 2007       $27.945      $22.726      17,910
                                 2008       $22.726      $13.842      10,626
                                 2009       $13.842      $17.425       9,277
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.103           0
                                 2005       $11.103      $12.099           0
                                 2006       $12.099      $12.451           0
                                 2007       $12.451      $14.360           0
                                 2008       $14.360      $ 7.488           0
                                 2009       $ 7.488      $11.484           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.022      49,245
                                 2003       $ 8.022      $10.289      67,760
                                 2004       $10.289      $11.850      74,478
                                 2005       $11.850      $12.101      61,386
                                 2006       $12.101      $13.774      62,749

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.774      $13.193      49,093
                                 2008       $13.193      $ 8.307      36,883
                                 2009       $ 8.307      $10.461      34,881
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.765         853
                                 2002       $ 8.765      $ 5.804           0
                                 2003       $ 5.804      $ 7.249           0
                                 2004       $ 7.249      $ 7.610           0
                                 2005       $ 7.610      $ 8.056           0
                                 2006       $ 8.056      $ 8.127           0
                                 2007       $ 8.127      $ 9.322           0
                                 2008       $ 9.322      $ 4.664           0
                                 2009       $ 4.664      $ 7.597           0
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.752      14,002
                                 2002       $ 8.752      $ 5.781      32,757
                                 2003       $ 5.781      $ 7.202      47,592
                                 2004       $ 7.202      $ 7.543      49,459
                                 2005       $ 7.543      $ 7.963      31,596
                                 2006       $ 7.963      $ 8.016      27,257
                                 2007       $ 8.016      $ 9.169      23,103
                                 2008       $ 9.169      $ 4.576      19,053
                                 2009       $ 4.576      $ 7.434      16,293
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.219       5,605
                                 2002       $ 9.219      $ 6.839       8,527
                                 2003       $ 6.839      $ 8.688       9,053
                                 2004       $ 8.688      $ 9.086       7,696
                                 2005       $ 9.086      $ 9.699       6,245
                                 2006       $ 9.699      $10.112      10,581
                                 2007       $10.112      $11.109      10,277
                                 2008       $11.109      $ 6.265       9,737
                                 2009       $ 6.265      $ 7.440       9,521
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.775      16,794
                                 2007       $10.775      $11.424      15,580
                                 2008       $11.424      $ 7.827       8,598
                                 2009       $ 7.827      $ 9.849       7,993
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.795         951
                                 2005       $10.795      $11.393           0
                                 2006       $11.393      $12.431           0
                                 2007       $12.431      $13.355           0
                                 2008       $13.355      $ 9.362           0
                                 2009       $ 9.362      $11.957           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.114         885
                                 2002       $ 9.114      $ 6.412       2,536
                                 2003       $ 6.412      $ 8.471       2,827
                                 2004       $ 8.471      $ 9.516       3,382
                                 2005       $ 9.516      $10.419       3,088
                                 2006       $10.419      $10.093       3,061
                                 2007       $10.093      $11.151       3,039
                                 2008       $11.151      $ 6.278       2,352
                                 2009       $ 6.278      $ 8.181       2,333
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.504      35,106
                                 2002       $ 9.504      $ 7.246      78,061
                                 2003       $ 7.246      $ 9.394      79,264
                                 2004       $ 9.394      $10.247      97,704
                                 2005       $10.247      $10.513      91,169
                                 2006       $10.513      $12.063      91,430
                                 2007       $12.063      $12.404      69,190
                                 2008       $12.404      $ 7.215      45,551
                                 2009       $ 7.215      $ 8.516      43,368
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.301       8,463
                                 2002       $ 9.301      $ 6.309      15,350
                                 2003       $ 6.309      $ 7.633      14,333
                                 2004       $ 7.633      $ 8.112      11,607
                                 2005       $ 8.112      $ 9.137      11,285
                                 2006       $ 9.137      $ 8.905       7,843
                                 2007       $ 8.905      $ 9.921      10,978
                                 2008       $ 9.921      $ 5.856      10,364
                                 2009       $ 5.856      $ 7.874      19,267
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.670       1,422
                                 2005       $10.670      $10.811           0
                                 2006       $10.811      $11.597       2,175
                                 2007       $11.597      $11.682           0
                                 2008       $11.682      $ 8.778           0
                                 2009       $ 8.778      $12.286           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214       3,881
                                 2005       $11.214      $11.174      10,553
                                 2006       $11.174      $12.959      19,158
                                 2007       $12.959      $13.186      19,103
                                 2008       $13.186      $ 9.097      17,811
                                 2009       $ 9.097      $12.098      17,811

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.926       7,835
                                 2005       $10.926      $11.846      19,382
                                 2006       $11.846      $13.754      19,320
                                 2007       $13.754      $13.958      19,264
                                 2008       $13.958      $ 8.610      19,206
                                 2009       $ 8.610      $10.644      19,205
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.492       1,368
                                 2005       $11.492      $12.416           0
                                 2006       $12.416      $14.790           0
                                 2007       $14.790      $16.746         623
                                 2008       $16.746      $ 9.792         623
                                 2009       $ 9.792      $13.162         623
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.437      15,121
                                 2002       $ 9.437      $ 7.498      27,927
                                 2003       $ 7.498      $ 9.368      22,635
                                 2004       $ 9.368      $10.209      22,255
                                 2005       $10.209      $10.537      20,110
                                 2006       $10.537      $11.980      13,071
                                 2007       $11.980      $11.039      12,993
                                 2008       $11.039      $ 6.637       5,971
                                 2009       $ 6.637      $ 8.450       6,160
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.162       7,318
                                 2002       $ 9.162      $ 7.398      21,602
                                 2003       $ 7.398      $ 9.326      17,195
                                 2004       $ 9.326      $10.629      15,197
                                 2005       $10.629      $11.697      14,877
                                 2006       $11.697      $14.653      12,231
                                 2007       $14.653      $15.572      12,845
                                 2008       $15.572      $ 8.560      11,055
                                 2009       $ 8.560      $10.463       9,781
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.279      17,611
                                 2003       $ 7.279      $10.684      20,417
                                 2004       $10.684      $13.225      19,553
                                 2005       $13.225      $13.884      21,761
                                 2006       $13.884      $15.973      22,510
                                 2007       $15.973      $13.672      20,944
                                 2008       $13.672      $ 8.131      19,669
                                 2009       $ 8.131      $10.489      19,607

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.100       6,656
                                 2002       $ 9.100       $6.557       9,990
                                 2003       $ 6.557       $8.033      10,204
                                 2004       $ 8.033       $8.275       9,979
                                 2005       $ 8.275       $8.579       9,392
                                 2006       $ 8.579       $8.871       8,772
                                 2007       $ 8.871       $9.180       5,640
                                 2008       $ 9.180       $5.669       3,761
                                 2009       $ 5.669       $9.114       3,364



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.166       37,994
                                 2002       $ 9.166      $ 6.933       76,164
                                 2003       $ 6.933      $ 8.547       86,053
                                 2004       $ 8.547      $ 9.423       75,534
                                 2005       $ 9.423      $11.336       56,625
                                 2006       $11.336      $11.961       68,547
                                 2007       $11.961      $13.995       49,852
                                 2008       $13.995      $ 6.996       54,792
                                 2009       $ 6.996      $11.593       52,502
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.292      102,358
                                 2002       $ 9.292      $ 7.447      286,605
                                 2003       $ 7.447      $ 9.309      339,360
                                 2004       $ 9.309      $ 9.874      326,216
                                 2005       $ 9.874      $10.197      324,816
                                 2006       $10.197      $11.078      293,661
                                 2007       $11.078      $11.281      243,358
                                 2008       $11.281      $ 7.026      209,702
                                 2009       $ 7.026      $ 8.535      176,627
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.200      122,908
                                 2002       $ 9.200      $ 7.083      272,935
                                 2003       $ 7.083      $ 8.509      412,984
                                 2004       $ 8.509      $ 9.246      387,007
                                 2005       $ 9.246      $10.686      354,728
                                 2006       $10.686      $10.885      324,226
                                 2007       $10.885      $12.721      265,665
                                 2008       $12.721      $ 6.515      239,880
                                 2009       $ 6.515      $10.911      185,316

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.536       54,700
                                 2002       $ 9.536      $ 7.335      135,636
                                 2003       $ 7.335      $ 9.253      186,223
                                 2004       $ 9.253      $10.202      207,982
                                 2005       $10.202      $10.836      176,568
                                 2006       $10.836      $13.796      161,459
                                 2007       $13.796      $15.596      143,989
                                 2008       $15.596      $ 8.737      126,101
                                 2009       $ 8.737      $10.912      102,204
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.958       11,212
                                 2002       $ 8.958      $ 6.942       38,317
                                 2003       $ 6.942      $ 8.897       41,394
                                 2004       $ 8.897      $ 9.792       47,791
                                 2005       $ 9.792      $10.217       47,118
                                 2006       $10.217      $11.853       45,731
                                 2007       $11.853      $13.555       42,782
                                 2008       $13.555      $ 7.446       35,058
                                 2009       $ 7.446      $ 7.103            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.666       42,603
                                 2002       $ 9.666      $ 8.270      115,288
                                 2003       $ 8.270      $10.671      164,382
                                 2004       $10.671      $11.992      171,712
                                 2005       $11.992      $12.481      168,650
                                 2006       $12.481      $14.877      161,349
                                 2007       $14.877      $15.568      140,595
                                 2008       $15.568      $ 8.989      112,685
                                 2009       $ 8.989      $10.231      112,510
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.702       27,974
                                 2002       $ 7.702      $ 6.994       57,789
                                 2003       $ 6.994      $ 8.736      113,500
                                 2004       $ 8.736      $ 9.382       73,086
                                 2005       $ 9.382      $ 9.374       73,125
                                 2006       $ 9.374      $10.016       61,593
                                 2007       $10.016      $10.200       61,063
                                 2008       $10.200      $ 7.679       46,635
                                 2009       $ 7.679      $10.859       31,017
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.608       14,674
                                 2002       $ 9.608      $ 8.668       53,629
                                 2003       $ 8.668      $10.239       59,137
                                 2004       $10.239      $11.112       57,695
                                 2005       $11.112      $11.623       55,232
                                 2006       $11.623      $12.984       50,458
                                 2007       $12.984      $13.090       46,422
                                 2008       $13.090      $ 9.438       39,067
                                 2009       $ 9.438      $11.555       33,967

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.400      143,420
                                 2002       $10.400      $10.731      257,927
                                 2003       $10.731      $11.369      310,658
                                 2004       $11.369      $11.709      246,055
                                 2005       $11.709      $11.831      204,685
                                 2006       $11.831      $12.217      170,422
                                 2007       $12.217      $12.660      148,168
                                 2008       $12.660      $11.278       99,535
                                 2009       $11.278      $13.520      107,824
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.258       45,215
                                 2002       $10.258      $10.438      199,471
                                 2003       $10.438      $10.434      323,923
                                 2004       $10.434      $10.347      297,301
                                 2005       $10.347      $10.296      285,331
                                 2006       $10.296      $10.499      224,364
                                 2007       $10.499      $10.578      184,204
                                 2008       $10.578      $ 8.791      121,824
                                 2009       $ 8.791      $ 9.095      120,481
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.033       93,551
                                 2002       $10.033      $ 9.941      219,478
                                 2003       $ 9.941      $ 9.785      218,730
                                 2004       $ 9.785      $ 9.650      131,136
                                 2005       $ 9.650      $ 9.699      109,800
                                 2006       $ 9.699      $ 9.922       98,057
                                 2007       $ 9.922      $10.178       98,564
                                 2008       $10.178      $10.195      212,875
                                 2009       $10.195      $ 9.995      123,533
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.429       88,645
                                 2002       $ 9.429      $ 7.147      245,361
                                 2003       $ 7.147      $ 8.935      354,806
                                 2004       $ 8.935      $ 9.659      348,913
                                 2005       $ 9.659      $ 9.888      335,708
                                 2006       $ 9.888      $11.168      304,202
                                 2007       $11.168      $11.493      244,785
                                 2008       $11.493      $ 7.067      206,916
                                 2009       $ 7.067      $ 8.732      227,961

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.513       73,693
                                 2002       $ 9.513      $ 8.382      156,829
                                 2003       $ 8.382      $10.342      190,018
                                 2004       $10.342      $11.163      185,018
                                 2005       $11.163      $11.825      174,800
                                 2006       $11.825      $13.301      163,323
                                 2007       $13.301      $14.128      138,684
                                 2008       $14.128      $10.497      122,578
                                 2009       $10.497      $12.289      121,079
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.292       42,821
                                 2002       $ 8.292      $ 6.251       62,913
                                 2003       $ 6.251      $ 7.180       71,562
                                 2004       $ 7.180      $ 8.465       71,377
                                 2005       $ 8.465      $ 9.489       56,285
                                 2006       $ 9.489      $11.165       64,213
                                 2007       $11.165      $13.136       53,589
                                 2008       $13.136      $ 8.569       42,092
                                 2009       $ 8.569      $ 9.981       44,954
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.746       10,220
                                 2002       $ 9.746      $ 8.703       39,406
                                 2003       $ 8.703      $12.768       46,488
                                 2004       $12.768      $15.408       56,958
                                 2005       $15.408      $20.217       59,869
                                 2006       $20.217      $27.179       65,468
                                 2007       $27.179      $37.414       53,560
                                 2008       $37.414      $15.906       35,101
                                 2009       $15.906      $26.481       34,789
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.614       14,404
                                 2002       $ 9.614      $ 6.798       27,519
                                 2003       $ 6.798      $ 8.324       39,755
                                 2004       $ 8.324      $ 8.794       43,350
                                 2005       $ 8.794      $ 9.974       52,024
                                 2006       $ 9.974      $10.179       52,483
                                 2007       $10.179      $12.161       55,395
                                 2008       $12.161      $ 6.057       42,698
                                 2009       $ 6.057      $ 9.829       36,081
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.079       10,515
                                 2002       $ 9.079      $ 7.403       27,754
                                 2003       $ 7.403      $ 9.246       56,020
                                 2004       $ 9.246      $10.639       63,359
                                 2005       $10.639      $11.583       73,325
                                 2006       $11.583      $14.208       72,691

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.208      $15.957       75,217
                                 2008       $15.957      $ 8.661       57,496
                                 2009       $ 8.661      $11.251       63,131
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.294       56,575
                                 2003       $ 7.294      $10.136      135,814
                                 2004       $10.136      $12.081      134,760
                                 2005       $12.081      $13.923      131,074
                                 2006       $13.923      $14.914      127,187
                                 2007       $14.914      $17.930       98,462
                                 2008       $17.930      $ 9.355       84,787
                                 2009       $ 9.355      $14.457       74,416
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.837      106,457
                                 2002       $ 9.837      $ 6.940      341,330
                                 2003       $ 6.940      $ 9.626      367,430
                                 2004       $ 9.626      $10.812      364,758
                                 2005       $10.812      $11.903      344,756
                                 2006       $11.903      $14.083      313,313
                                 2007       $14.083      $14.886      256,562
                                 2008       $14.886      $ 8.566      199,187
                                 2009       $ 8.566      $11.689      170,478
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.236       24,019
                                 2002       $10.236      $ 9.886      107,231
                                 2003       $ 9.886      $13.417      126,165
                                 2004       $13.417      $17.938      107,711
                                 2005       $17.938      $20.582      102,983
                                 2006       $20.582      $27.852       96,837
                                 2007       $27.852      $22.637       82,935
                                 2008       $22.637      $13.780       63,258
                                 2009       $13.780      $17.336       59,700
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.099       29,081
                                 2005       $11.099      $12.088       32,469
                                 2006       $12.088      $12.433       32,761
                                 2007       $12.433      $14.330       30,762
                                 2008       $14.330      $ 7.467       25,008
                                 2009       $ 7.467      $11.446       28,853
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.019      284,827
                                 2003       $ 8.019      $10.279      494,148
                                 2004       $10.279      $11.831      506,975
                                 2005       $11.831      $12.074      496,495
                                 2006       $12.074      $13.735      468,737

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.735      $13.148      387,824
                                 2008       $13.148      $ 8.273      326,791
                                 2009       $ 8.273      $10.413      302,271
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 8.762        3,800
                                 2002       $ 8.762      $ 5.798       54,261
                                 2003       $ 5.798      $ 7.238       66,098
                                 2004       $ 7.238      $ 7.594       62,312
                                 2005       $ 7.594      $ 8.034       56,702
                                 2006       $ 8.034      $ 8.100       52,238
                                 2007       $ 8.100      $ 9.286       44,429
                                 2008       $ 9.286      $ 4.643       42,681
                                 2009       $ 4.643      $ 7.558       37,809
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.749       94,621
                                 2002       $ 8.749      $ 5.775      217,390
                                 2003       $ 5.775      $ 7.191      280,774
                                 2004       $ 7.191      $ 7.527      267,459
                                 2005       $ 7.527      $ 7.942      253,949
                                 2006       $ 7.942      $ 7.989      228,453
                                 2007       $ 7.989      $ 9.133      194,148
                                 2008       $ 9.133      $ 4.555      168,257
                                 2009       $ 4.555      $ 7.396      130,459
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.216       67,153
                                 2002       $ 9.216      $ 6.833      118,996
                                 2003       $ 6.833      $ 8.675      138,347
                                 2004       $ 8.675      $ 9.066      137,069
                                 2005       $ 9.066      $ 9.673      135,057
                                 2006       $ 9.673      $10.079      173,575
                                 2007       $10.079      $11.065      152,860
                                 2008       $11.065      $ 6.237      109,296
                                 2009       $ 6.237      $ 7.402       97,866
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.771      103,731
                                 2007       $10.771      $11.413       92,646
                                 2008       $11.413      $ 7.815       73,163
                                 2009       $ 7.815      $ 9.828       49,461
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.790        6,573
                                 2005       $10.790      $11.382        9,637
                                 2006       $11.382      $12.412        8,815
                                 2007       $12.412      $13.326        9,413
                                 2008       $13.326      $ 9.337        4,005
                                 2009       $ 9.337      $11.917        7,917

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.111       12,882
                                 2002       $ 9.111      $ 6.406       23,416
                                 2003       $ 6.406      $ 8.458       43,411
                                 2004       $ 8.458      $ 9.496       61,958
                                 2005       $ 9.496      $10.391       64,667
                                 2006       $10.484      $12.023      376,318
                                 2007       $10.059      $11.108       59,178
                                 2008       $11.108      $ 6.250       43,025
                                 2009       $ 6.250      $ 8.139       71,030
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.501      141,748
                                 2002       $ 9.501      $ 7.239      347,329
                                 2003       $ 7.239      $ 9.379      472,780
                                 2004       $ 9.379      $10.225      450,307
                                 2005       $10.225      $10.484      408,626
                                 2006       $10.484      $12.023      376,318
                                 2007       $12.023      $12.356      316,359
                                 2008       $12.356      $ 7.182      265,093
                                 2009       $ 7.182      $ 8.473      219,511
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.298       50,766
                                 2002       $ 9.298      $ 6.303      117,399
                                 2003       $ 6.303      $ 7.622      152,193
                                 2004       $ 7.622      $ 8.094      127,106
                                 2005       $ 8.094      $ 9.112      109,632
                                 2006       $ 9.112      $ 8.875      114,135
                                 2007       $ 8.875      $ 9.883       93,508
                                 2008       $ 9.883      $ 5.829       81,819
                                 2009       $ 5.829      $ 7.834       55,666
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.666          105
                                 2005       $10.666      $10.801        1,015
                                 2006       $10.801      $11.579        5,368
                                 2007       $11.579      $11.657        2,744
                                 2008       $11.657      $ 8.755        3,022
                                 2009       $ 8.755      $12.246        5,821
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.209        1,293
                                 2005       $11.209      $11.163       17,067
                                 2006       $11.163      $12.939       50,178
                                 2007       $12.939      $13.158       78,766
                                 2008       $13.158      $ 9.072       62,172
                                 2009       $ 9.072      $12.058      103,677

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.921        1,564
                                 2005       $10.921      $11.835       13,268
                                 2006       $11.835      $13.733       35,121
                                 2007       $13.733      $13.928       37,994
                                 2008       $13.928      $ 8.586       29,988
                                 2009       $ 8.586      $10.608       31,791
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.487        4,315
                                 2005       $11.487      $12.405       26,752
                                 2006       $12.405      $14.767       40,216
                                 2007       $14.767      $16.711       44,245
                                 2008       $16.711      $ 9.765       25,777
                                 2009       $ 9.765      $13.118       32,594
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.434       35,301
                                 2002       $ 9.434      $ 7.491       82,223
                                 2003       $ 7.491      $ 9.354       89,052
                                 2004       $ 9.354      $10.188       74,840
                                 2005       $10.188      $10.508       60,183
                                 2006       $10.508      $11.940       51,131
                                 2007       $11.940      $10.996       43,364
                                 2008       $10.996      $ 6.607       39,230
                                 2009       $ 6.607      $ 8.407       27,192
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.159       63,280
                                 2002       $ 9.159      $ 7.392      181,371
                                 2003       $ 7.392      $ 9.312      203,349
                                 2004       $ 9.312      $10.606      193,306
                                 2005       $10.606      $11.665      187,094
                                 2006       $11.665      $14.604      191,447
                                 2007       $14.604      $15.511      171,382
                                 2008       $15.511      $ 8.521      139,346
                                 2009       $ 8.521      $10.410      111,869
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.276       97,785
                                 2003       $ 7.276      $10.673      125,788
                                 2004       $10.673      $13.204      124,346
                                 2005       $13.204      $13.854      124,592
                                 2006       $13.854      $15.929      118,421
                                 2007       $15.929      $13.626      109,059
                                 2008       $13.626      $ 8.098       89,724
                                 2009       $ 8.098      $10.441       82,054

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.097       71,449
                                 2002       $ 9.097       $6.551      134,073
                                 2003       $ 6.551       $8.021      159,730
                                 2004       $ 8.021       $8.257      143,502
                                 2005       $ 8.257       $8.555      126,102
                                 2006       $ 8.555       $8.842      104,720
                                 2007       $ 8.842       $9.144       88,685
                                 2008       $ 9.144       $5.644       78,389
                                 2009       $ 5.644       $9.067       69,699



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.116          748
                                 2002       $ 9.116      $ 6.933        2,254
                                 2003       $ 6.933      $ 8.547        2,254
                                 2004       $ 8.547      $ 9.423        2,908
                                 2005       $ 9.423      $11.336        2,908
                                 2006       $11.336      $11.961        2,702
                                 2007       $11.961      $13.995        2,599
                                 2008       $13.995      $ 6.996       54,792
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.292            0
                                 2002       $ 9.292      $ 7.447        1,088
                                 2003       $ 7.447      $ 9.309        1,426
                                 2004       $ 9.309      $ 9.874        3,141
                                 2005       $ 9.874      $10.197        2,494
                                 2006       $10.197      $11.078        2,321
                                 2007       $11.078      $11.281        2,240
                                 2008       $11.281      $ 7.026      209,702
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.176            0
                                 2002       $ 9.176      $ 7.083          187
                                 2003       $ 7.083      $ 8.509          434
                                 2004       $ 8.509      $ 9.246          420
                                 2005       $ 9.246      $10.686          407
                                 2006       $10.686      $10.885          396
                                 2007       $10.885      $12.721          377
                                 2008       $12.721      $ 6.515      239,880
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.536          441
                                 2002       $ 9.536      $ 7.335        1,548

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 7.335      $ 9.253        1,809
                                 2004       $ 9.253      $10.202        1,710
                                 2005       $10.202      $10.836        1,696
                                 2006       $10.836      $13.796        1,596
                                 2007       $13.796      $15.596        1,531
                                 2008       $15.596      $ 8.737      126,101
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.691            0
                                 2002       $ 9.691      $ 6.942        1,034
                                 2003       $ 6.942      $ 8.897          884
                                 2004       $ 8.897      $ 9.792          883
                                 2005       $ 9.792      $10.217          313
                                 2006       $10.217      $11.853           30
                                 2007       $11.853      $13.555           29
                                 2008       $13.555      $ 7.446       35,058
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.127            0
                                 2002       $10.127      $ 8.270            0
                                 2003       $ 8.270      $10.671          526
                                 2004       $10.671      $11.992            0
                                 2005       $11.992      $12.481            0
                                 2006       $12.481      $14.877            0
                                 2007       $14.877      $15.568            0
                                 2008       $15.568      $ 8.989      112,685
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.188            0
                                 2002       $ 9.188      $ 6.994            0
                                 2003       $ 6.994      $ 8.736          241
                                 2004       $ 8.736      $ 9.382          451
                                 2005       $ 9.382      $ 9.374        1,007
                                 2006       $ 9.374      $10.016            0
                                 2007       $10.016      $10.200            0
                                 2008       $10.200      $ 7.679       46,635
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.780            0
                                 2002       $ 9.780      $ 8.668            0
                                 2003       $ 8.668      $10.239          522
                                 2004       $10.239      $11.112          964
                                 2005       $11.112      $11.623            0
                                 2006       $11.623      $12.984            0
                                 2007       $12.984      $13.090            0
                                 2008       $13.090      $ 9.438       39,067
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.400        2,112
                                 2002       $10.400      $10.731        1,964

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $10.731      $11.369        1,874
                                 2004       $11.369      $11.709        1,874
                                 2005       $11.709      $11.831        1,851
                                 2006       $11.831      $12.217        1,755
                                 2007       $12.217      $12.660        1,755
                                 2008       $12.660      $11.278       99,535
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.107            0
                                 2002       $10.107      $10.438            0
                                 2003       $10.438      $10.434        2,047
                                 2004       $10.434      $10.347        2,520
                                 2005       $10.347      $10.296          915
                                 2006       $10.296      $10.499            0
                                 2007       $10.499      $10.578            0
                                 2008       $10.578      $ 8.791      121,824
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.033        7,315
                                 2002       $10.033      $ 9.941        1,785
                                 2003       $ 9.941      $ 9.785        6,332
                                 2004       $ 9.785      $ 9.650        6,145
                                 2005       $ 9.650      $ 9.699        1,681
                                 2006       $ 9.699      $ 9.922        1,595
                                 2007       $ 9.922      $10.178        1,595
                                 2008       $10.178      $10.195      212,875
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.778            0
                                 2002       $ 9.778      $ 7.147          631
                                 2003       $ 7.147      $ 8.935          859
                                 2004       $ 8.935      $ 9.659          858
                                 2005       $ 9.659      $ 9.888          304
                                 2006       $ 9.888      $11.168           29
                                 2007       $11.168      $11.493           28
                                 2008       $11.493      $ 7.067      206,916
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.778            0
                                 2002       $ 9.778      $ 8.382        1,032
                                 2003       $ 8.382      $10.342        1,709
                                 2004       $10.342      $11.163        1,689
                                 2005       $11.163      $11.825        2,959
                                 2006       $11.825      $13.301        1,629
                                 2007       $13.301      $14.128        1,599
                                 2008       $14.128      $10.497      122,578
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.292          328
                                 2002       $ 8.292      $ 6.251        2,123

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2003       $ 6.251      $ 7.180       1,017
                                 2004       $ 7.180      $ 8.465           0
                                 2005       $ 8.465      $ 9.489           0
                                 2006       $ 9.489      $11.165           0
                                 2007       $11.165      $13.136           0
                                 2008       $13.136      $ 8.569      42,092
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.253           0
                                 2002       $ 9.253      $ 8.703           0
                                 2003       $ 8.703      $12.768         252
                                 2004       $12.768      $15.408         226
                                 2005       $15.408      $20.217         176
                                 2006       $20.217      $27.179         157
                                 2007       $27.179      $37.414         111
                                 2008       $37.414      $15.906      35,101
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.669           0
                                 2002       $ 9.669      $ 6.798           0
                                 2003       $ 6.798      $ 8.324           0
                                 2004       $ 8.324      $ 8.794           0
                                 2005       $ 8.794      $ 9.974           0
                                 2006       $ 9.974      $10.179           0
                                 2007       $10.179      $12.161           0
                                 2008       $12.161      $ 6.057      42,698
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.784           0
                                 2002       $ 9.784      $ 7.403           0
                                 2003       $ 7.403      $ 9.246           0
                                 2004       $ 9.246      $10.639           0
                                 2005       $10.639      $11.583           0
                                 2006       $11.583      $14.208           0
                                 2007       $14.208      $15.957           0
                                 2008       $15.957      $ 8.661      57,496
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.294           0
                                 2003       $ 7.294      $10.136           0
                                 2004       $10.136      $12.081           0
                                 2005       $12.081      $13.923         643
                                 2006       $13.923      $14.914           0
                                 2007       $14.914      $17.930           0
                                 2008       $17.930      $ 9.355      84,787
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.837         577
                                 2002       $ 9.837      $ 6.940       2,543
                                 2003       $ 6.940      $ 9.626       3,023

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2004       $ 9.626      $10.812        2,900
                                 2005       $10.812      $11.903        2,952
                                 2006       $11.903      $14.083        1,917
                                 2007       $14.083      $14.886        1,840
                                 2008       $14.886      $ 8.566      199,187
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.578            0
                                 2002       $10.578      $ 9.886          601
                                 2003       $ 9.886      $13.417          220
                                 2004       $13.417      $17.938          194
                                 2005       $17.938      $20.582          445
                                 2006       $20.582      $27.852          142
                                 2007       $27.852      $22.637          150
                                 2008       $22.637      $13.780       63,258
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.099            0
                                 2005       $11.099      $12.087            0
                                 2006       $12.087      $12.431            0
                                 2007       $12.431      $14.328            0
                                 2008       $14.328      $ 7.467       25,008
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.019        1,583
                                 2003       $ 8.019      $10.279        1,682
                                 2004       $10.279      $11.831        1,765
                                 2005       $11.831      $12.074        3,075
                                 2006       $12.074      $13.735        1,385
                                 2007       $13.735      $13.148        1,428
                                 2008       $13.148      $ 8.273      326,791
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.244            0
                                 2002       $ 9.244      $ 5.798            0
                                 2003       $ 5.798      $ 7.238            0
                                 2004       $ 7.238      $ 7.594            0
                                 2005       $ 7.594      $ 8.034            0
                                 2006       $ 8.034      $ 8.100            0
                                 2007       $ 8.100      $ 9.286            0
                                 2008       $ 9.286      $ 4.643       42,681
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 9.241            0
                                 2002       $ 9.241      $ 5.775            0
                                 2003       $ 5.775      $ 7.191          290
                                 2004       $ 7.191      $ 7.527          544
                                 2005       $ 7.527      $ 7.942        1,294
                                 2006       $ 7.942      $ 7.989            0
                                 2007       $ 7.989      $ 9.133            0
                                 2008       $ 9.133      $ 4.555      168,257

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.387            0
                                 2002       $ 9.387      $ 6.833            0
                                 2003       $ 6.833      $ 8.675            0
                                 2004       $ 8.675      $ 9.066            0
                                 2005       $ 9.066      $ 9.673            0
                                 2006       $ 9.673      $10.079            0
                                 2007       $10.079      $11.065            0
                                 2008       $11.065      $ 6.237      109,296
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.771      103,731
                                 2007       $10.771      $11.413       92,646
                                 2008       $11.413      $ 7.815       73,163
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.790            0
                                 2005       $10.790      $11.381            0
                                 2006       $11.381      $12.411            0
                                 2007       $12.411      $13.325            0
                                 2008       $13.325      $ 9.337        4,005
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.344            0
                                 2002       $ 9.344      $ 6.406            0
                                 2003       $ 6.406      $ 8.458            0
                                 2004       $ 8.458      $ 9.496            0
                                 2005       $ 9.496      $10.391            0
                                 2006       $10.391      $10.059            0
                                 2007       $10.059      $11.108            0
                                 2008       $11.108      $ 6.250       43,025
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.829            0
                                 2002       $ 9.829      $ 7.239          264
                                 2003       $ 7.239      $ 9.379          547
                                 2004       $ 9.379      $10.225          530
                                 2005       $10.225      $10.484          514
                                 2006       $10.484      $12.023          500
                                 2007       $12.023      $12.356          476
                                 2008       $12.356      $ 7.182      265,093
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.469            0
                                 2002       $ 9.469      $ 6.303            0
                                 2003       $ 6.303      $ 7.622            0
                                 2004       $ 7.622      $ 8.094            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2005       $ 8.094      $ 9.112           0
                                 2006       $ 9.112      $ 8.875           0
                                 2007       $ 8.875      $ 9.883           0
                                 2008       $ 9.883      $ 5.829      81,819
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.666           0
                                 2005       $10.666      $10.800           0
                                 2006       $10.800      $11.578           0
                                 2007       $11.578      $11.656           0
                                 2008       $11.656      $ 8.755       3,022
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.209           0
                                 2005       $11.209      $11.162           0
                                 2006       $11.162      $12.938           0
                                 2007       $12.938      $13.156           0
                                 2008       $13.156      $ 9.072      62,172
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.921           0
                                 2005       $10.921      $11.834           0
                                 2006       $11.834      $13.732           0
                                 2007       $13.732      $13.927           0
                                 2008       $13.927      $ 8.586      29,988
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.487           0
                                 2005       $11.487      $12.404           0
                                 2006       $12.404      $14.766           0
                                 2007       $14.766      $16.709           0
                                 2008       $16.709      $ 9.765      25,777
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.886           0
                                 2002       $ 9.886      $ 7.491       1,533
                                 2003       $ 7.491      $ 9.354         829
                                 2004       $ 9.354      $10.188         828
                                 2005       $10.188      $10.508         293
                                 2006       $10.508      $11.940          28
                                 2007       $11.940      $10.996          27
                                 2008       $10.996      $ 6.607      39,230
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.702           0
                                 2002       $ 9.702      $ 7.392         439
                                 2003       $ 7.392      $ 9.312         727
                                 2004       $ 9.312      $10.606       1,289
                                 2005       $10.606      $11.665       2,093

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.665      $14.604        1,079
                                 2007       $14.604      $15.511          984
                                 2008       $15.511      $ 8.521      139,346
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.276          229
                                 2003       $ 7.276      $10.673          805
                                 2004       $10.673      $13.204          738
                                 2005       $13.204      $13.854        1,077
                                 2006       $13.854      $15.929          691
                                 2007       $15.929      $13.626          678
                                 2008       $13.626      $ 8.098       89,724
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000      $ 9.097          602
                                 2002       $ 9.097      $ 6.551        2,633
                                 2003       $ 6.551      $ 8.021        3,644
                                 2004       $ 8.021      $ 8.257        1,961
                                 2005       $ 8.257      $ 8.555        2,010
                                 2006       $ 8.555      $ 8.842        2,183
                                 2007       $ 8.842      $ 9.144        2,176
                                 2008       $ 9.144      $ 5.644       78,389



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.162       32,523
                                 2002       $ 9.162      $ 6.922       46,945
                                 2003       $ 6.922      $ 8.525       67,686
                                 2004       $ 8.525      $ 9.390       68,323
                                 2005       $ 9.390      $11.285       62,702
                                 2006       $11.285      $11.895       71,258
                                 2007       $11.895      $13.904       63,859
                                 2008       $13.904      $ 6.943       58,722
                                 2009       $ 6.943      $11.495       45,704
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.287      107,106
                                 2002       $ 9.287      $ 7.436      217,081
                                 2003       $ 7.436      $ 9.285      303,011
                                 2004       $ 9.285      $ 9.839      315,518
                                 2005       $ 9.839      $10.151      267,427
                                 2006       $10.151      $11.017      206,852
                                 2007       $11.017      $11.207      182,748
                                 2008       $11.207      $ 6.973      127,248
                                 2009       $ 6.973      $ 8.463      115,542
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.195       82,118
                                 2002       $ 9.195      $ 7.072      191,360
                                 2003       $ 7.072      $ 8.487      275,607
                                 2004       $ 8.487      $ 9.214      252,732
                                 2005       $ 9.214      $10.637      222,072
                                 2006       $10.637      $10.825      178,255
                                 2007       $10.825      $12.638      146,580
                                 2008       $12.638      $ 6.466      102,234
                                 2009       $ 6.466      $10.818       91,388

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.531       19,588
                                 2002       $ 9.531      $ 7.323       62,369
                                 2003       $ 7.323      $ 9.230       85,128
                                 2004       $ 9.230      $10.166       71,463
                                 2005       $10.166      $10.787       59,830
                                 2006       $10.787      $13.720       49,897
                                 2007       $13.720      $15.495       41,438
                                 2008       $15.495      $ 8.672       31,553
                                 2009       $ 8.672      $10.819       26,107
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.953        4,005
                                 2002       $ 8.953      $ 6.931       11,385
                                 2003       $ 6.931      $ 8.874       17,176
                                 2004       $ 8.874      $ 9.757       22,146
                                 2005       $ 9.757      $10.171       17,988
                                 2006       $10.171      $11.788       14,275
                                 2007       $11.788      $13.467       13,718
                                 2008       $13.467      $ 7.390       12,561
                                 2009       $ 7.390      $ 7.048            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.661       14,265
                                 2002       $ 9.661      $ 8.257       64,127
                                 2003       $ 8.257      $10.644      126,613
                                 2004       $10.644      $11.950      148,551
                                 2005       $11.950      $12.424      144,996
                                 2006       $12.424      $14.795      120,994
                                 2007       $14.795      $15.466      109,486
                                 2008       $15.466      $ 8.922       86,664
                                 2009       $ 8.922      $10.144       80,976
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 7.698       13,004
                                 2002       $ 7.698      $ 6.983       62,541
                                 2003       $ 6.983      $ 8.714      120,583
                                 2004       $ 8.714      $ 9.349       66,919
                                 2005       $ 9.349      $ 9.331       61,846
                                 2006       $ 9.331      $ 9.961       35,798
                                 2007       $ 9.961      $10.133       28,957
                                 2008       $10.133      $ 7.621       26,069
                                 2009       $ 7.621      $10.767       25,915
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.602       19,518
                                 2002       $ 9.602      $ 8.655       57,563
                                 2003       $ 8.655      $10.213      104,801
                                 2004       $10.213      $11.073       99,568
                                 2005       $11.073      $11.571       89,567

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $11.571      $12.913       95,709
                                 2007       $12.913      $13.005       97,907
                                 2008       $13.005      $ 9.367       73,271
                                 2009       $ 9.367      $11.456       63,804
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.394       74,643
                                 2002       $10.394      $10.714      217,334
                                 2003       $10.714      $11.340      282,496
                                 2004       $11.340      $11.668      215,559
                                 2005       $11.668      $11.778      204,542
                                 2006       $11.778      $12.149      193,805
                                 2007       $12.149      $12.577      184,391
                                 2008       $12.577      $11.194      128,474
                                 2009       $11.194      $13.405      133,825
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.253       62,636
                                 2002       $10.253      $10.422      140,912
                                 2003       $10.422      $10.407      225,916
                                 2004       $10.407      $10.310      208,409
                                 2005       $10.310      $10.249      178,949
                                 2006       $10.249      $10.441      164,858
                                 2007       $10.441      $10.509      177,941
                                 2008       $10.509      $ 8.725       99,227
                                 2009       $ 8.725      $ 9.018       92,527
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2001       $10.000      $10.028      140,953
                                 2002       $10.028      $ 9.926      226,154
                                 2003       $ 9.926      $ 9.760      220,177
                                 2004       $ 9.760      $ 9.616      175,947
                                 2005       $ 9.616      $ 9.655      162,683
                                 2006       $ 9.655      $ 9.867      197,588
                                 2007       $ 9.867      $10.112      177,576
                                 2008       $10.112      $10.119      231,651
                                 2009       $10.119      $ 9.910      109,666
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.424       88,849
                                 2002       $ 9.424      $ 7.136      189,549
                                 2003       $ 7.136      $ 8.912      245,807
                                 2004       $ 8.912      $ 9.625      265,677
                                 2005       $ 9.625      $ 9.844      205,733
                                 2006       $ 9.844      $11.106      189,286
                                 2007       $11.106      $11.418      151,825
                                 2008       $11.418      $ 7.014      116,174
                                 2009       $ 7.014      $ 8.658      103,465

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 9.508       55,765
                                 2002       $ 9.508      $ 8.369      121,094
                                 2003       $ 8.369      $10.316      130,297
                                 2004       $10.316      $11.124      121,354
                                 2005       $11.124      $11.772      108,279
                                 2006       $11.772      $13.228      103,138
                                 2007       $13.228      $14.036       94,253
                                 2008       $14.036      $10.418       57,317
                                 2009       $10.418      $12.184       62,779
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2001       $10.000      $ 8.287       45,946
                                 2002       $ 8.287      $ 6.242       81,041
                                 2003       $ 6.242      $ 7.162       89,601
                                 2004       $ 7.162      $ 8.436       80,742
                                 2005       $ 8.436      $ 9.446       83,991
                                 2006       $ 9.446      $11.103       83,606
                                 2007       $11.103      $13.050       67,393
                                 2008       $13.050      $ 8.504       46,246
                                 2009       $ 8.504      $ 9.896       45,644
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.741        9,160
                                 2002       $ 9.741      $ 8.689       17,207
                                 2003       $ 8.689      $12.736       18,327
                                 2004       $12.736      $15.354       31,006
                                 2005       $15.354      $20.126       27,601
                                 2006       $20.126      $27.029       37,976
                                 2007       $27.029      $37.170       34,672
                                 2008       $37.170      $15.787       25,710
                                 2009       $15.787      $26.256       27,395
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.609       17,703
                                 2002       $ 9.609      $ 6.787       40,574
                                 2003       $ 6.787      $ 8.303       55,332
                                 2004       $ 8.303      $ 8.763       58,863
                                 2005       $ 8.763      $ 9.929       53,711
                                 2006       $ 9.929      $10.123       43,460
                                 2007       $10.123      $12.082       34,827
                                 2008       $12.082      $ 6.011       30,390
                                 2009       $ 6.011      $ 9.745       27,387
UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.074        7,499
                                 2002       $ 9.074      $ 7.391       23,975
                                 2003       $ 7.391      $ 9.223       29,246
                                 2004       $ 9.223      $10.601       33,939
                                 2005       $10.601      $11.531       36,853
                                 2006       $11.531      $14.130       40,218

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $14.130      $15.853       34,304
                                 2008       $15.853      $ 8.596       28,913
                                 2009       $ 8.596      $11.155       31,313
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                 2002       $10.000      $ 7.289       33,994
                                 2003       $ 7.289      $10.119       74,890
                                 2004       $10.119      $12.049       83,472
                                 2005       $12.049      $13.872       73,876
                                 2006       $13.872      $14.844       74,724
                                 2007       $14.844      $17.828       70,285
                                 2008       $17.828      $ 9.293       56,812
                                 2009       $ 9.293      $14.347       46,794
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.831      128,931
                                 2002       $ 9.831      $ 6.929      278,464
                                 2003       $ 6.929      $ 9.602      270,357
                                 2004       $ 9.602      $10.774      255,492
                                 2005       $10.774      $11.849      235,099
                                 2006       $11.849      $14.006      211,658
                                 2007       $14.006      $14.789      190,328
                                 2008       $14.789      $ 8.502      143,376
                                 2009       $ 8.502      $11.589      125,621
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                 2001       $10.000      $10.230       22,121
                                 2002       $10.230      $ 9.870       57,417
                                 2003       $ 9.870      $13.383       85,725
                                 2004       $13.383      $17.875       99,081
                                 2005       $17.875      $20.489       90,566
                                 2006       $20.489      $27.699       82,787
                                 2007       $27.699      $22.490       71,659
                                 2008       $22.490      $13.676       53,810
                                 2009       $13.676      $17.189       47,674
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.091       19,969
                                 2005       $11.091      $12.069       15,592
                                 2006       $12.069      $12.401       14,399
                                 2007       $12.401      $14.279       11,266
                                 2008       $14.279      $ 7.433        9,207
                                 2009       $ 7.433      $11.382       18,488
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2002       $10.000      $ 8.014      276,201
                                 2003       $ 8.014      $10.262      390,412
                                 2004       $10.262      $11.800      430,151
                                 2005       $11.800      $12.030      415,996
                                 2006       $12.030      $13.671      398,600

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.671      $13.074      345,722
                                 2008       $13.074      $ 8.218      266,416
                                 2009       $ 8.218      $10.334      243,712
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                 2001       $10.000      $ 9.243            0
                                 2002       $ 9.243      $ 5.789       22,995
                                 2003       $ 5.789      $ 7.220       27,996
                                 2004       $ 7.220      $ 7.567       24,935
                                 2005       $ 7.567      $ 7.998       24,281
                                 2006       $ 7.998      $ 8.056       23,173
                                 2007       $ 8.056      $ 9.225       18,957
                                 2008       $ 9.225      $ 4.608       18,487
                                 2009       $ 4.608      $ 7.493       18,313
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2001       $10.000      $ 8.744       97,388
                                 2002       $ 8.744      $ 5.766      190,862
                                 2003       $ 5.766      $ 7.173      238,208
                                 2004       $ 7.173      $ 7.500      213,338
                                 2005       $ 7.500      $ 7.906      185,732
                                 2006       $ 7.906      $ 7.945      152,940
                                 2007       $ 7.945      $ 9.074      134,512
                                 2008       $ 9.074      $ 4.521      119,170
                                 2009       $ 4.521      $ 7.333      102,758
AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                                 2001       $10.000      $ 9.211       61,095
                                 2002       $ 9.211      $ 6.822       62,600
                                 2003       $ 6.822      $ 8.653       58,582
                                 2004       $ 8.653      $ 9.034       60,099
                                 2005       $ 9.034      $ 9.629       49,360
                                 2006       $ 9.629      $10.023       60,571
                                 2007       $10.023      $10.993       54,593
                                 2008       $10.993      $ 6.190       39,955
                                 2009       $ 6.190      $ 7.339       39,443
AIM V.I. CORE EQUITY FUND - SERIES I
                                 2006       $10.000      $10.763       74,006
                                 2007       $10.763      $11.394       62,455
                                 2008       $11.394      $ 7.794       46,965
                                 2009       $ 7.794      $ 9.792       39,166
AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                                 2004       $10.000      $10.783          454
                                 2005       $10.783      $11.366        1,292
                                 2006       $11.366      $12.382        2,261
                                 2007       $12.382      $13.281        2,079
                                 2008       $13.281      $ 9.296        1,158
                                 2009       $ 9.296      $11.852          906

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.106       28,772
                                 2002       $ 9.106      $ 6.396       27,065
                                 2003       $ 6.396      $ 8.437       46,904
                                 2004       $ 8.437      $ 9.462       60,088
                                 2005       $ 9.462      $10.344       61,575
                                 2006       $10.344      $10.004       47,328
                                 2007       $10.004      $11.035       41,458
                                 2008       $11.035      $ 6.203       37,662
                                 2009       $ 6.203      $ 8.070       30,584
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.496      160,636
                                 2002       $ 9.496      $ 7.228      298,203
                                 2003       $ 7.228      $ 9.356      354,552
                                 2004       $ 9.356      $10.189      319,663
                                 2005       $10.189      $10.437      308,155
                                 2006       $10.437      $11.956      268,493
                                 2007       $11.956      $12.275      230,982
                                 2008       $12.275      $ 7.128      174,325
                                 2009       $ 7.128      $ 8.401      157,489
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2001       $10.000      $ 9.293       19,553
                                 2002       $ 9.293      $ 6.293       66,588
                                 2003       $ 6.293      $ 7.602       80,947
                                 2004       $ 7.602      $ 8.066       73,273
                                 2005       $ 8.066      $ 9.071       61,745
                                 2006       $ 9.071      $ 8.826       64,399
                                 2007       $ 8.826      $ 9.818       62,341
                                 2008       $ 9.818      $ 5.785       54,100
                                 2009       $ 5.785      $ 7.767       44,603
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.658          605
                                 2005       $10.658      $10.783        2,691
                                 2006       $10.783      $11.548        7,992
                                 2007       $11.548      $11.614        7,130
                                 2008       $11.614      $ 8.714        9,869
                                 2009       $ 8.714      $12.176       17,004
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.201        1,875
                                 2005       $11.201      $11.145       19,125
                                 2006       $11.145      $12.905       58,251
                                 2007       $12.905      $13.110       71,526
                                 2008       $13.110      $ 9.030       70,688
                                 2009       $ 9.030      $11.990       85,415

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.914        1,015
                                 2005       $10.914      $11.815       10,726
                                 2006       $11.815      $13.697       40,049
                                 2007       $13.697      $13.877       44,548
                                 2008       $13.877      $ 8.546       52,277
                                 2009       $ 8.546      $10.548       50,599
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.479        7,526
                                 2005       $11.479      $12.384       30,764
                                 2006       $12.384      $14.728       39,331
                                 2007       $14.728      $16.649       37,435
                                 2008       $16.649      $ 9.720       28,809
                                 2009       $ 9.720      $13.044       27,245
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2001       $10.000      $ 9.429        3,372
                                 2002       $ 9.429      $ 7.480       54,496
                                 2003       $ 7.480      $ 9.330       65,291
                                 2004       $ 9.330      $10.152       62,661
                                 2005       $10.152      $10.461       55,079
                                 2006       $10.461      $11.874       47,260
                                 2007       $11.874      $10.924       38,180
                                 2008       $10.924      $ 6.557       25,120
                                 2009       $ 6.557      $ 8.335       21,438
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2001       $10.000      $ 9.155       34,549
                                 2002       $ 9.155      $ 7.380       97,694
                                 2003       $ 7.380      $ 9.289      117,722
                                 2004       $ 9.289      $10.569      116,159
                                 2005       $10.569      $11.612      113,555
                                 2006       $11.612      $14.524      125,048
                                 2007       $14.524      $15.410      109,830
                                 2008       $15.410      $ 8.457       86,809
                                 2009       $ 8.457      $10.321       84,549
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                                 2002       $10.000      $ 7.271       81,504
                                 2003       $ 7.271      $10.655      105,138
                                 2004       $10.655      $13.169      117,987
                                 2005       $13.169      $13.803      109,662
                                 2006       $13.803      $15.855      105,321
                                 2007       $15.855      $13.549       85,051
                                 2008       $13.549      $ 8.045       65,444
                                 2009       $ 8.045      $10.361       64,978

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2001       $10.000       $9.092      40,982
                                 2002       $ 9.092       $6.541      69,720
                                 2003       $ 6.541       $8.000      76,360
                                 2004       $ 8.000       $8.228      72,051
                                 2005       $ 8.228       $8.517      65,481
                                 2006       $ 8.517       $8.793      53,369
                                 2007       $ 8.793       $9.085      29,945
                                 2008       $ 9.085       $5.601      21,824
                                 2009       $ 5.601       $8.990      27,353



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented, for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2009, the results of their operations, changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    741,593     237,698     13,071       6,936       1,064        745
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,133,951  $2,093,334   $124,912     $62,456     $22,108     $7,470
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.36  $     8.72   $   7.25     $  6.45     $  6.82     $ 6.94
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    12.23  $    12.43   $  12.78     $ 12.92     $ 12.22     $12.47
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                      BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                     ALLOCATION     2018        2019        2020     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ----------  ----------   --------     ------    ----------   --------
    Total assets.................... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
NET ASSETS
Accumulation units.................. $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
Contracts in payout (annuitization)
 period.............................         --          --         --         --            --         --
                                     ----------  ----------   --------     ------    ----------   --------
    Total net assets................ $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
FUND SHARE INFORMATION
Number of shares....................    868,417      99,049     32,334        261       607,740     19,280
                                     ==========  ==========   ========     ======    ==========   ========
Cost of investments................. $7,488,426  $1,072,385   $366,210     $2,429    $5,580,300   $134,816
                                     ==========  ==========   ========     ======    ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.68  $     9.62   $   9.52     $ 8.74    $     8.03   $   8.22
                                     ==========  ==========   ========     ======    ==========   ========
    Highest......................... $    12.05  $    11.28   $  11.14     $ 9.24    $    12.32   $  12.36
                                     ==========  ==========   ========     ======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- ------------
                                         AST                                                         AST
                                         CLS         AST         AST         AST         AST     FIRST TRUST
                                      MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                        ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                     ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                     ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value........... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ----------    -------     -------     -------   ----------  -----------
    Total assets.................... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
NET ASSETS
Accumulation units.................. $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
Contracts in payout (annuitization)
 period.............................         --         --          --          --           --           --
                                     ----------    -------     -------     -------   ----------  -----------
    Total net assets................ $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................    184,336      6,930       2,137       1,581      308,344    1,239,809
                                     ==========    =======     =======     =======   ==========  ===========
Cost of investments................. $1,388,565    $55,437     $23,202     $13,882   $2,518,117  $10,684,144
                                     ==========    =======     =======     =======   ==========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.77    $  7.58     $  6.88     $  7.16   $     8.00  $      7.46
                                     ==========    =======     =======     =======   ==========  ===========
    Highest......................... $    11.95    $ 14.53     $ 12.77     $ 13.00   $    12.31  $     12.17
                                     ==========    =======     =======     =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN                 HORIZON
                                       GLOBAL       SACHS        SACHS       SACHS                  GROWTH
                                        REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST        ASSET
                                       ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD  ALLOCATION
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ------      -------      -------     ------      -------    --------
    Total assets....................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                       ------      -------      -------     ------      -------    --------
    Total net assets................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................      219        1,827       12,523        317        5,102      15,635
                                       ======      =======      =======     ======      =======    ========
Cost of investments.................   $1,006      $40,954      $64,470     $2,787      $32,155    $113,610
                                       ======      =======      =======     ======      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.01      $  8.78      $  9.14     $ 9.40      $  9.65    $   8.75
                                       ======      =======      =======     ======      =======    ========
    Highest.........................   $13.95      $ 12.85      $ 13.50     $12.77      $ 12.53    $  12.26
                                       ======      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES       SERIES        SERIES       SERIES       SERIES       SERIES
                                        TRUST        TRUST         TRUST        TRUST        TRUST        TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       HORIZON                                   AST          AST
                                      MODERATE        AST           AST      INVESTMENT    JPMORGAN        AST
                                        ASSET    INTERNATIONAL INTERNATIONAL    GRADE    INTERNATIONAL  LARGE-CAP
                                     ALLOCATION     GROWTH         VALUE        BOND        EQUITY        VALUE
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      --------      -------      --------    ----------     -------      -------
    Total assets....................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
NET ASSETS
Accumulation units..................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
Contracts in payout (annuitization)
 period.............................        --           --            --            --          --           --
                                      --------      -------      --------    ----------     -------      -------
    Total net assets................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
FUND SHARE INFORMATION
Number of shares....................    51,784        7,422         5,861       440,609       2,789          631
                                      ========      =======      ========    ==========     =======      =======
Cost of investments.................  $418,785      $87,438      $110,185    $4,665,253     $62,779      $12,906
                                      ========      =======      ========    ==========     =======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.10      $  6.89      $   7.23    $    10.83     $  7.79      $  6.31
                                      ========      =======      ========    ==========     =======      =======
    Highest.........................  $  11.87      $ 13.29      $  13.12    $    11.91     $ 13.60      $ 12.75
                                      ========      =======      ========    ==========     =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         LORD       MARSICO       AST         AST         AST         AST
                                     ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP      MONEY
                                      DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE      MARKET
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       -------      -------     -------     -------     -------   ----------
    Total assets....................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
NET ASSETS
Accumulation units..................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------     -------     -------     -------   ----------
    Total net assets................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     5,947        4,713       4,692       1,839       3,315    1,249,571
                                       =======      =======     =======     =======     =======   ==========
Cost of investments.................   $60,840      $91,874     $52,817     $15,998     $30,175   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  9.98      $  7.48     $  8.56     $  8.01     $  7.92   $     9.81
                                       =======      =======     =======     =======     =======   ==========
    Highest.........................   $ 12.10      $ 12.73     $ 13.38     $ 12.16     $ 13.24   $    10.23
                                       =======      =======     =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES        SERIES       SERIES      SERIES
                                        TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC     PIMCO
                                       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING     LIMITED
                                     LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS    MATURITY
                                        VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY       BOND
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       -------     -------     ------       --------      -------    --------
    Total assets....................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
NET ASSETS
Accumulation units..................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
Contracts in payout (annuitization)
 period.............................        --          --         --             --           --          --
                                       -------     -------     ------       --------      -------    --------
    Total net assets................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
FUND SHARE INFORMATION
Number of shares....................     2,734       1,898        894         24,785        3,392      15,293
                                       =======     =======     ======       ========      =======    ========
Cost of investments.................   $40,007     $37,339     $7,214       $181,568      $22,068    $171,386
                                       =======     =======     ======       ========      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  7.69     $  7.32     $ 7.48       $   8.81      $  9.00    $  10.43
                                       =======     =======     ======       ========      =======    ========
    Highest.........................   $ 13.73     $ 12.38     $12.08       $  11.98      $ 14.81    $  11.34
                                       =======     =======     ======       ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES        SERIES        SERIES      SERIES      SERIES
                                        TRUST        TRUST          TRUST         TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       SCHRODERS
                                        PIMCO     PRESERVATION       AST       MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET           QMA          WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION  US EQUITY ALPHA STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       --------    ----------      -------      --------     ------      -------
    Total assets....................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
NET ASSETS
Accumulation units..................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------     ------      -------
    Total net assets................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     35,239       816,776        2,959        65,636        164        2,575
                                       ========    ==========      =======      ========     ======      =======
Cost of investments.................   $411,426    $7,744,177      $33,393      $650,288     $1,943      $26,904
                                       ========    ==========      =======      ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  10.73    $     9.43      $  6.88      $   8.76     $ 8.12      $  7.98
                                       ========    ==========      =======      ========     ======      =======
    Highest.........................   $  11.87    $    11.62      $ 12.82      $  12.40     $13.15      $ 12.96
                                       ========    ==========      =======      ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                         TRUST         TRUST         TRUST         TRUST        TRUST       TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ----------- ------------
                                                                                                           FRANKLIN
                                          AST           AST           AST           AST                   TEMPLETON
                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST     VIP FOUNDING
                                         ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC    FUNDS
                                      ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA     ALLOCATION
                                     ------------- ------------- ------------- ------------- ----------- ------------
ASSETS
Investments at fair value...........  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ----------     --------       -------      --------    ----------   ----------
    Total assets....................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
NET ASSETS
Accumulation units..................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --           --
                                      ----------     --------       -------      --------    ----------   ----------
    Total net assets................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     336,027       10,406         3,610         6,933       280,130      434,071
                                      ==========     ========       =======      ========    ==========   ==========
Cost of investments.................  $4,826,616     $117,067       $36,955      $179,595    $3,121,154   $2,608,945
                                      ==========     ========       =======      ========    ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     8.87     $  10.12       $  8.68      $   6.86    $     9.21   $     8.36
                                      ==========     ========       =======      ========    ==========   ==========
    Highest.........................  $    12.16     $  11.41       $ 13.17      $  13.77    $    11.68   $    12.84
                                      ==========     ========       =======      ========    ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                        SERIES      SERIES      SERIES      INSURANCE     INSURANCE    INSURANCE
                                        TRUST        TRUST       TRUST        FUNDS         FUNDS        FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ----------- ----------- -------------- ------------ ------------
                                       PROFUND      PROFUND     PROFUND                                AIM V. I.
                                     VP LARGE-CAP VP MID-CAP      VP        AIM V. I.     AIM V. I.     CAPITAL
                                        VALUE        VALUE     UTILITIES  BASIC BALANCED BASIC VALUE  APPRECIATION
                                     ------------ ----------- ----------- -------------- ------------ ------------
ASSETS
Investments at fair value...........   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       --------     ------      -------    -----------   -----------  -----------
    Total assets....................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
NET ASSETS
Accumulation units..................   $207,853     $3,655      $28,702    $20,137,644   $ 9,828,616  $76,971,971
Contracts in payout (annuitization)
 period.............................         --         --           --         25,254        48,775      336,893
                                       --------     ------      -------    -----------   -----------  -----------
    Total net assets................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares....................      9,561        169        1,046      2,320,241     1,651,738    3,802,699
                                       ========     ======      =======    ===========   ===========  ===========
Cost of investments.................   $205,173     $2,293      $26,336    $24,372,439   $13,570,857  $94,557,579
                                       ========     ======      =======    ===========   ===========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   7.25     $ 8.19      $  7.73    $      7.16   $      8.69  $      4.65
                                       ========     ======      =======    ===========   ===========  ===========
    Highest.........................   $  12.67     $12.74      $ 12.22    $     10.32   $     10.29  $     11.90
                                       ========     ======      =======    ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS         FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ -------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                  AIM V. I.
                                       CAPITAL     AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL
                                     DEVELOPMENT  CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH
                                     ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments at fair value........... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total assets.................... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
NET ASSETS
Accumulation units.................. $ 9,952,446  $111,749,204 $11,062,216  $16,770,449   $7,282,569   $29,804,867
Contracts in payout (annuitization)
 period.............................      16,141       851,042     133,316      199,257       12,701       384,558
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total net assets................ $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares....................     882,957     4,518,469   1,904,002    1,420,059    1,397,561     1,160,685
                                     ===========  ============ ===========  ===========   ==========   ===========
Cost of investments................. $11,002,084  $109,957,438 $15,240,580  $17,252,702   $8,103,575   $24,083,832
                                     ===========  ============ ===========  ===========   ==========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     10.40  $       7.31 $      9.94  $     13.67   $    11.37   $     10.35
                                     ===========  ============ ===========  ===========   ==========   ===========
    Highest......................... $     14.95  $      18.76 $     12.61  $     16.20   $    16.36   $     20.14
                                     ===========  ============ ===========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      AIM VARIABLE
                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS      SERIES II
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.    AIM V. I.                                           AIM V. I.
                                      LARGE CAP     MID CAP     AIM V. I.    AIM V. I.    AIM V. I.      BASIC
                                        GROWTH    CORE EQUITY  MONEY MARKET  TECHNOLOGY   UTILITIES   BALANCED II
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total assets....................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
NET ASSETS
Accumulation units..................  $8,958,474  $14,722,297  $17,264,037   $3,210,254   $7,029,365   $  959,716
Contracts in payout (annuitization)
 period.............................      28,788        7,333       38,757       28,692       87,477           --
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total net assets................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     731,862    1,348,867   17,302,794      245,561      490,478      110,822
                                      ==========  ===========  ===========   ==========   ==========   ==========
Cost of investments.................  $9,013,389  $15,294,244  $17,302,794   $2,806,986   $7,717,601   $1,028,779
                                      ==========  ===========  ===========   ==========   ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.46  $     11.78  $     10.66   $    10.80   $    15.42   $     8.37
                                      ==========  ===========  ===========   ==========   ==========   ==========
    Highest.........................  $     9.66  $     16.37  $     12.74   $    11.17   $    15.95   $     9.14
                                      ==========  ===========  ===========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            AIM VARIABLE   AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                             INSURANCE       INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE
                               FUNDS           FUNDS          FUNDS          FUNDS         FUNDS         FUNDS
                             SERIES II       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------- --------------- -------------- -------------- ------------ -------------
                                             AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                             AIM V. I.        CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT
                           BASIC VALUE II APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II
                           -------------- --------------- -------------- -------------- ------------ -------------
ASSETS
Investments at fair value.  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            -----------     ----------       --------      ----------     --------    ----------
    Total assets..........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
NET ASSETS
Accumulation units........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
Contracts in payout
 (annuitization) period...           --             --             --              --           --            --
                            -----------     ----------       --------      ----------     --------    ----------
    Total net assets......  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    1,758,955        205,076         37,286         113,683       48,141        90,384
                            ===========     ==========       ========      ==========     ========    ==========
Cost of investments.......  $14,105,561     $4,317,099       $507,534      $2,764,755     $382,014    $1,108,251
                            ===========     ==========       ========      ==========     ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      8.11     $     7.62       $  10.60      $     9.52     $   9.68    $    11.54
                            ===========     ==========       ========      ==========     ========    ==========
    Highest...............  $     11.36     $    10.75       $  11.59      $    12.05     $  10.57    $    12.61
                            ===========     ==========       ========      ==========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                       INSURANCE     INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUNDS         FUNDS        FUNDS         FUNDS         FUNDS         FUNDS
                                       SERIES II     SERIES II    SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------ -------------- ------------ -------------
                                                     AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                       AIM V. I.   INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.
                                     HIGH YIELD II   GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II
                                     ------------- ------------- ------------ -------------- ------------ -------------
ASSETS
Investments at fair value...........   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       --------      --------      --------     ----------    ----------     -------
    Total assets....................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
NET ASSETS
Accumulation units..................   $460,852      $795,988      $609,972     $4,083,882    $1,626,221     $45,010
Contracts in payout (annuitization)
 period.............................         --            --            --         12,389            --          --
                                       --------      --------      --------     ----------    ----------     -------
    Total net assets................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
FUND SHARE INFORMATION
Number of shares....................     88,455        31,057        50,039        378,234     1,626,221       3,468
                                       ========      ========      ========     ==========    ==========     =======
Cost of investments.................   $476,616      $649,696      $603,737     $4,438,817    $1,626,221     $40,297
                                       ========      ========      ========     ==========    ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.25      $  15.24      $   9.15     $    11.34    $     9.47     $ 10.21
                                       ========      ========      ========     ==========    ==========     =======
    Highest.........................   $  15.56      $  16.66      $   9.52     $    13.91    $    10.35     $ 10.87
                                       ========      ========      ========     ==========    ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                     AIM VARIABLE   BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                      INSURANCE     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        FUNDS        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES II    SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ------------- -------------
                                                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                    ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                      AIM V. I.   BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                     UTILITIES II    GROWTH        INCOME         VALUE        GROWTH       CAP VALUE
                                     ------------ ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total assets....................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
NET ASSETS
Accumulation units..................   $452,013    $28,351,501  $ 76,290,061   $22,852,131   $22,723,395   $25,088,543
Contracts in payout (annuitization)
 period.............................         --         28,865       150,347         4,812            --            --
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total net assets................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
FUND SHARE INFORMATION
Number of shares....................     31,325      1,659,671     5,068,993     1,572,004       919,231     1,877,885
                                       ========    ===========  ============   ===========   ===========   ===========
Cost of investments.................   $523,360    $28,878,380  $106,357,124   $29,356,150   $21,910,393   $28,508,857
                                       ========    ===========  ============   ===========   ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.61    $      5.41  $       8.33   $      9.51   $      5.48   $     15.59
                                       ========    ===========  ============   ===========   ===========   ===========
    Highest.........................   $  15.56    $     12.53  $      11.60   $     10.12   $     12.34   $     17.03
                                       ========    ===========  ============   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ALLIANCE                      DREYFUS
                                       BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                       VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                        PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                      SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- --------------- ----------- ------------- ------------ ------------
                                                                     DREYFUS
                                       ALLIANCE       AMERICAN      SOCIALLY
                                     BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                         VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ----------       -------       -------     --------      --------    ----------
    Total assets....................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
NET ASSETS
Accumulation units..................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
Contracts in payout (annuitization)
 period.............................          --            --            --           --            --            --
                                      ----------       -------       -------     --------      --------    ----------
    Total net assets................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
FUND SHARE INFORMATION
Number of shares....................     253,693         3,449           934       20,034         7,228     1,064,241
                                      ==========       =======       =======     ========      ========    ==========
Cost of investments.................  $3,038,332       $23,483       $27,025     $567,827      $151,488    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.95       $ 14.06       $  5.71     $   7.45      $   7.61    $    10.09
                                      ==========       =======       =======     ========      ========    ==========
    Highest.........................  $     8.46       $ 14.24       $ 10.83     $  11.84      $  10.80    $    12.54
                                      ==========       =======       =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $500,832    $1,226,229   $1,099,076    $470,126     $517,038    $1,554,433
Contracts in payout (annuitization)
 period.............................    23,472        41,737          807       2,064        7,051        46,187
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    94,640        74,895       97,163      70,371       63,449        78,003
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $625,879    $1,225,551   $1,244,784    $614,961     $679,044    $1,667,796
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  12.95    $    10.58   $    20.29    $   9.19     $  11.19    $    10.67
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.09    $    10.70   $    20.52    $   9.30     $  11.32    $    10.73
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                              FIDELITY      FIDELITY      FIDELITY
                                         DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                                      VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                                      SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- ------------- -------------
                                         DWS         DWS
                                        MONEY     SMALL CAP    FEDERATED
                                       MARKET      GROWTH        PRIME                         VIP
                                      VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                                     ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      --------    --------    -----------    ----------    ----------    ----------
    Total assets....................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units..................  $596,046    $346,822    $15,551,792    $7,127,841    $1,213,988    $3,482,973
Contracts in payout (annuitization)
 period.............................        --          --        442,790        25,385        10,851         3,320
                                      --------    --------    -----------    ----------    ----------    ----------
    Total net assets................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares....................   596,046      32,413     15,994,582       346,907        72,864       116,055
                                      ========    ========    ===========    ==========    ==========    ==========
Cost of investments.................  $596,046    $408,601    $15,994,582    $8,378,722    $1,532,956    $4,342,133
                                      ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.62    $   8.91    $     10.11    $    11.26    $     9.94    $     5.55
                                      ========    ========    ===========    ==========    ==========    ==========
    Highest.........................  $  10.66    $   8.96    $     13.23    $    20.09    $    12.40    $    11.93
                                      ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ----------    ----------    ----------    ----------        -------        ------------
    Total assets..........  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
NET ASSETS
Accumulation units........  $1,314,249    $5,249,583    $2,375,645    $1,486,137        $88,045        $ 77,262,076
Contracts in payout
 (annuitization) period...          --         3,663            --            --             --             285,031
                            ----------    ----------    ----------    ----------        -------        ------------
    Total net assets......  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares..........     248,440        43,916       190,356        98,747          7,038           3,821,937
                            ==========    ==========    ==========    ==========        =======        ============
Cost of investments.......  $1,508,376    $5,511,260    $2,393,286    $1,769,379        $74,828        $104,515,372
                            ==========    ==========    ==========    ==========        =======        ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    10.76    $     7.54    $    15.53    $     8.68        $  9.91        $       8.55
                            ==========    ==========    ==========    ==========        =======        ============
    Highest...............  $    12.45    $     8.85    $    16.19    $    11.16        $ 11.45        $      15.93
                            ==========    ==========    ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ----------        -----------       ----------        ----------        ----------
    Total assets.......    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
Contracts in payout
 (annuitization)
 period................            --                 --               --                --                --
                           ----------        -----------       ----------        ----------        ----------
    Total net assets...    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        61,426            996,482          777,012           318,582           370,358
                           ==========        ===========       ==========        ==========        ==========
Cost of investments....    $1,319,150        $10,325,043       $7,960,540        $3,309,205        $3,723,021
                           ==========        ===========       ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     9.18        $      9.62       $     9.11        $     8.65        $    10.26
                           ==========        ===========       ==========        ==========        ==========
    Highest............    $    11.79        $     10.14       $     9.60        $     9.12        $    10.82
                           ==========        ===========       ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $10,243,454
                           -----------
    Total assets.......    $10,243,454
                           ===========
NET ASSETS
Accumulation units.....    $10,243,454
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $10,243,454
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        939,766
                           ===========
Cost of investments....    $12,609,910
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.24
                           ===========
    Highest............    $      9.83
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        8,410            143,202         1,570,721            63,547             104
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $261,919         $1,646,419        $8,882,612        $8,492,355          $1,329
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   6.82         $     8.69        $    11.45        $     8.26          $13.06
                            ========         ==========        ==========        ==========          ======
    Highest............     $  10.03         $     9.16        $    16.27        $    11.57          $13.06
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $20,437,535
                           -----------
    Total assets.......    $20,437,535
                           ===========
NET ASSETS
Accumulation units.....    $20,195,384
Contracts in payout
 (annuitization)
 period................        242,151
                           -----------
    Total net assets...    $20,437,535
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        814,244
                           ===========
Cost of investments....    $24,796,166
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $      8.79
                           ===========
    Highest............    $     12.61
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              -----------        --------        ----------    -----------    -----------    ------------
    Total assets..........    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $24,306,394        $ 98,201        $4,282,348    $45,415,850    $11,341,760    $206,986,845
Contracts in payout
 (annuitization) period...         23,560              --                --        132,435          1,634         959,547
                              -----------        --------        ----------    -----------    -----------    ------------
    Total net assets......    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     24,329,954           6,582           391,798      4,409,321      1,850,472      14,727,082
                              ===========        ========        ==========    ===========    ===========    ============
Cost of investments.......    $24,329,954        $128,832        $4,116,847    $60,058,309    $11,256,274    $229,339,932
                              ===========        ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.99        $  10.31        $    10.32    $     11.89    $     11.82    $      11.57
                              ===========        ========        ==========    ===========    ===========    ============
    Highest...............    $     10.67        $  15.36        $    10.98    $     13.17    $     12.76    $      12.56
                              ===========        ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN
                              FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                             LARGE CAP      SMALL CAP       MID CAP                        GLOBAL
                               GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                             SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total assets..........  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $50,951,787    $39,796,694     $2,307,838    $41,776,717    $24,622,992    $117,173,336
Contracts in payout
 (annuitization) period...       61,125        230,164             --         71,503        202,089         381,584
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets......  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    3,798,430      3,134,445        136,801      3,251,610      1,319,781       8,062,752
                            ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.......  $57,815,482    $45,820,757     $2,085,813    $41,193,535    $27,111,546    $137,520,058
                            ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.26    $     10.28     $     6.79    $     11.18    $      9.94    $      10.24
                            ===========    ===========     ==========    ===========    ===========    ============
    Highest...............  $      9.98    $     18.02     $    18.29    $     12.13    $     13.15    $      18.17
                            ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON                          VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH           VIT         GROWTH AND
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES   CAPITAL GROWTH      INCOME
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,687,429    $134,842,373    $2,759,035     $1,542,031       $30,571       $5,856,098
Contracts in payout
 (annuitization) period...      171,656         139,559        95,550             --            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    3,053,076      10,035,831       164,719        148,272         2,807          631,045
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $31,198,118    $151,133,562    $2,526,863     $1,866,483       $32,220       $7,208,006
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     21.16    $      11.20    $    19.01     $    10.69       $  6.99       $     9.07
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     33.61    $      18.94    $    27.33     $    15.51       $ 10.62       $    10.58
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS                  LAZARD
                              VARIABLE        VARIABLE        VARIABLE        VARIABLE        JANUS      RETIREMENT
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST ASPEN SERIES SERIES, INC.
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------- --------------- --------------- --------------- ------------ ------------
                                                 VIT             VIT             VIT
                                              STRATEGIC      STRUCTURED      STRUCTURED                   EMERGING
                                 VIT        INTERNATIONAL     SMALL CAP     U. S. EQUITY      FORTY       MARKETS
                            MID CAP VALUE      EQUITY          EQUITY           FUND        PORTFOLIO      EQUITY
                           --------------- --------------- --------------- --------------- ------------ ------------
ASSETS
Investments at fair value.   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ----------        ------        -----------     -----------     -------       ------
    Total assets..........   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
NET ASSETS
Accumulation units........   $5,207,629        $2,669        $11,295,642     $ 8,417,666     $16,528       $  927
Contracts in payout
 (annuitization) period...           --            --              4,885          15,961          --           --
                             ----------        ------        -----------     -----------     -------       ------
    Total net assets......   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
FUND SHARE
 INFORMATION
Number of shares..........      458,822           329          1,281,239         887,750         492           48
                             ==========        ======        ===========     ===========     =======       ======
Cost of investments.......   $7,024,500        $2,542        $16,679,706     $10,795,271     $10,648       $  640
                             ==========        ======        ===========     ===========     =======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    10.22        $ 7.97        $      8.01     $      7.01     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======
    Highest...............   $    22.54        $11.22        $     14.18     $     10.02     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            LEGG MASON        LEGG MASON
                         PARTNERS VARIABLE PARTNERS VARIABLE LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT
                           INCOME TRUST    PORTFOLIOS I, INC SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ----------------- ----------- -------------- ----------- -------------
                            LEGG MASON
                            CLEARBRIDGE       LEGG MASON
                             VARIABLE         CLEARBRIDGE
                            FUNDAMENTAL        VARIABLE
                               VALUE           INVESTORS                                GROWTH AND     GROWTH
                            PORTFOLIO I       PORTFOLIO I     ALL VALUE  BOND-DEBENTURE   INCOME    OPPORTUNITIES
                         ----------------- ----------------- ----------- -------------- ----------- -------------
ASSETS
Investments at fair
 value..................      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ------            ------       -----------  -----------   -----------  -----------
    Total assets........      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units......      $  992            $1,174       $10,814,627  $34,747,277   $25,310,674  $14,016,975
Contracts in payout
 (annuitization) period.          --                --            34,364      110,105        73,927        1,662
                              ------            ------       -----------  -----------   -----------  -----------
    Total net assets....      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares........          58                95           729,099    3,090,193     1,247,401      974,870
                              ======            ======       ===========  ===========   ===========  ===========
Cost of investments.....      $1,330            $1,225       $10,854,741  $35,332,869   $33,670,188  $14,036,496
                              ======            ======       ===========  ===========   ===========  ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............      $ 7.56            $10.64       $     11.16  $     11.75   $      8.98  $     11.93
                              ======            ======       ===========  ===========   ===========  ===========
    Highest.............      $ 7.56            $10.64       $     12.03  $     12.66   $      9.67  $     12.86
                              ======            ======       ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                                     LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                                     SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ --------------- ------------ ------------
                                       MID-CAP                    MFS            MFS         MFS NEW        MFS
                                        VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH
                                     ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments at fair value........... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     -----------  ----------    --------     ----------     ----------    --------
    Total assets.................... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
NET ASSETS
Accumulation units.................. $27,335,397  $  889,813    $526,886     $1,739,571     $2,153,874    $670,371
Contracts in payout (annuitization)
 period.............................     186,740       4,259          --             --             --          --
                                     -----------  ----------    --------     ----------     ----------    --------
    Total net assets................ $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
FUND SHARE INFORMATION
Number of shares....................   2,077,142      41,721      63,865         95,371        160,378      40,457
                                     ===========  ==========    ========     ==========     ==========    ========
Cost of investments................. $40,045,160  $1,049,799    $568,949     $1,673,169     $2,209,021    $728,075
                                     ===========  ==========    ========     ==========     ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.08  $     5.55    $  12.90     $     8.52     $     9.21    $   7.16
                                     ===========  ==========    ========     ==========     ==========    ========
    Highest......................... $      9.79  $    14.22    $  13.45     $    10.42     $    19.08    $   9.45
                                     ===========  ==========    ========     ==========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                                        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------- --------------- --------------- --------------- ---------------
                                                                                 MFS INVESTORS      MFS NEW
                                     MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                         BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ----------    --------       --------        --------        --------        --------
    Total assets....................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units..................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
Contracts in payout (annuitization)
 period.............................          --          --             --              --              --              --
                                      ----------    --------       --------        --------        --------        --------
    Total net assets................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     119,476      11,096         13,841          10,886          21,925          10,584
                                      ==========    ========       ========        ========        ========        ========
Cost of investments.................  $1,380,118    $240,865       $239,604        $175,071        $281,408        $140,105
                                      ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    15.77    $  17.71       $   8.24        $   9.08        $   9.54        $   8.73
                                      ==========    ========       ========        ========        ========        ========
    Highest.........................  $    16.44    $  18.46       $  13.25        $  12.19        $  13.41        $  12.68
                                      ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY
                              INSURANCE       VARIABLE       VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                TRUST        INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                           (SERVICE CLASS)     SERIES         SERIES         SERIES          SERIES         SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- -------------- -------------- --------------- -------------- --------------
                                                                                                            GLOBAL
                            MFS UTILITIES    AGGRESSIVE      CAPITAL                        EUROPEAN       DIVIDEND
                           (SERVICE CLASS)     EQUITY     OPPORTUNITIES  DIVIDEND GROWTH     EQUITY         GROWTH
                           --------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value.   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total assets..........   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
NET ASSETS
Accumulation units........   $1,366,792     $13,772,011    $189,631,677   $176,025,553    $55,825,109    $55,432,184
Contracts in payout
 (annuitization) period...           --          52,369       1,871,062      2,646,806        508,041        544,045
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total net assets......   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       60,344         899,439       6,094,931     13,607,948      3,653,252      6,562,278
                             ==========     ===========    ============   ============    ===========    ===========
Cost of investments.......   $1,286,830     $11,757,122    $190,690,682   $165,111,306    $63,883,512    $81,410,193
                             ==========     ===========    ============   ============    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.15     $      8.45    $       8.15   $       8.84    $      9.03    $     10.19
                             ==========     ===========    ============   ============    ===========    ===========
    Highest...............   $    19.68     $     13.47    $     110.17   $      33.95    $     43.40    $     20.56
                             ==========     ===========    ============   ============    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           LIMITED
                             HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION     MONEY MARKET  S&P 500 INDEX
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total assets..........  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units........  $15,484,938    $15,624,108    $104,347,097   $15,738,041    $76,817,021    $35,310,898
Contracts in payout
 (annuitization) period...      204,523         34,047       1,524,039        56,490      1,201,903        241,451
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets......  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........   13,884,479      1,629,361       9,633,406     2,014,609     78,018,924      3,506,149
                            ===========    ===========    ============   ===========    ===========    ===========
Cost of investments.......  $21,521,887    $17,807,766    $100,964,811   $18,811,009    $78,018,924    $36,394,795
                            ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.40    $     12.50    $      13.56   $      9.43    $     10.29    $      7.59
                            ===========    ===========    ============   ===========    ===========    ===========
    Highest...............  $     20.62    $     17.54    $      39.59   $     11.18    $     25.31    $     10.17
                            ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                          MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                           MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                              VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                               SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            AGGRESSIVE        CAPITAL          DIVIDEND         EUROPEAN
                                                              EQUITY       OPPORTUNITIES        GROWTH           EQUITY
                             STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $126,616,500   $61,806,403     $16,328,634      $61,648,273      $60,716,696      $18,636,130
Contracts in payout
 (annuitization) period...     2,169,238     1,023,499              --           28,594           55,362           45,939
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    10,385,947     7,238,468       1,082,801        1,976,189        4,642,632        1,217,073
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $152,149,903   $94,521,265     $12,176,452      $48,619,327      $61,801,467      $21,096,295
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      11.26   $      9.03     $      7.96      $      7.58      $      8.39      $      8.55
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      48.37   $     33.53     $     17.31      $     15.89      $     11.72      $     15.61
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             GLOBAL                                                             LIMITED
                        DIVIDEND GROWTH     HIGH YIELD     INCOME BUILDER    INCOME PLUS        DURATION       MONEY MARKET
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total assets.......   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
NET ASSETS
Accumulation units.....   $29,244,424      $15,525,927      $15,086,128      $144,486,012     $58,907,302      $78,073,439
Contracts in payout
 (annuitization)
 period................        12,943               --           14,157           139,052          60,830           52,722
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total net assets...   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,462,410       13,739,759        1,577,877        13,207,768       7,550,337       78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
Cost of investments....   $42,060,663      $15,813,031      $16,802,241      $137,750,198     $72,096,475      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      9.74      $      6.41      $     11.36      $      11.71     $      8.34      $      9.69
                          ===========      ===========      ===========      ============     ===========      ===========
    Highest............   $     12.97      $     15.16      $     13.73      $      15.87     $     10.11      $     11.01
                          ===========      ===========      ===========      ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT    NEUBERGER & BERMAN  OPPENHEIMER   OPPENHEIMER
                             SERIES           SERIES           SERIES           ADVISORS        VARIABLE      VARIABLE
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)  MANAGEMENT TRUST  ACCOUNT FUNDS ACCOUNT FUNDS
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
                                                                                                             OPPENHEIMER
                         S&P 500 INDEX      STRATEGIST       UTILITIES                         OPPENHEIMER     CAPITAL
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    AMT PARTNERS      BALANCED    APPRECIATION
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
ASSETS
Investments at fair
 value.................   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          -----------      -----------      -----------         -------        ----------    ----------
    Total assets.......   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
NET ASSETS
Accumulation units.....   $81,751,097      $58,293,719      $17,289,153         $31,206        $1,979,332    $4,807,912
Contracts in payout
 (annuitization)
 period................        12,198           71,578           65,192              --           123,781            --
                          -----------      -----------      -----------         -------        ----------    ----------
    Total net assets...   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
FUND SHARE
 INFORMATION
Number of shares.......     8,111,438        4,725,935        2,008,605           3,181           204,186       130,155
                          ===========      ===========      ===========         =======        ==========    ==========
Cost of investments....   $81,921,992      $67,625,927      $25,682,113         $47,545        $2,790,975    $4,810,538
                          ===========      ===========      ===========         =======        ==========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      7.08      $     10.76      $      8.17         $ 11.93        $     8.40    $     7.02
                          ===========      ===========      ===========         =======        ==========    ==========
    Highest............   $     12.35      $     14.91      $     16.68         $ 12.53        $    10.78    $    11.28
                          ===========      ===========      ===========         =======        ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                            OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          OPPENHEIMER                               OPPENHEIMER
                            OPPENHEIMER     GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET   OPPENHEIMER
                             CORE BOND    SECURITIES    HIGH INCOME   MAIN STREET    SMALL CAP    MIDCAP FUND
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ----------    ----------    ----------    ----------    ----------     --------
    Total assets..........  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
NET ASSETS
Accumulation units........  $1,637,817    $4,468,718    $  396,050    $2,403,454    $1,876,118     $738,103
Contracts in payout
 (annuitization) period...          --         4,385            --        14,260            --           --
                            ----------    ----------    ----------    ----------    ----------     --------
    Total net assets......  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     231,657       168,796       200,025       132,988       130,286       20,211
                            ==========    ==========    ==========    ==========    ==========     ========
Cost of investments.......  $2,381,620    $4,496,209    $1,233,974    $2,577,009    $1,728,064     $875,185
                            ==========    ==========    ==========    ==========    ==========     ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     8.98    $    11.32    $     3.29    $     7.64    $    16.85     $   3.71
                            ==========    ==========    ==========    ==========    ==========     ========
    Highest...............  $     9.36    $    18.32    $     3.43    $    11.47    $    17.57     $   9.20
                            ==========    ==========    ==========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                            OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              VARIABLE    (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                           ACCOUNT FUNDS      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- --------------- ----------------- --------------- --------------- ----------------
                                                             OPPENHEIMER                      OPPENHEIMER
                            OPPENHEIMER     OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL        OPPENHEIMER
                           STRATEGIC BOND  BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)
                           -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair value.   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total assets..........   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units........   $3,424,384     $17,950,693      $45,418,779      $36,217,788     $23,626,827     $15,796,807
Contracts in payout
 (annuitization) period...           --          39,721          109,672           13,659         189,421          55,210
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total net assets......   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      646,110       1,765,497        1,242,589        5,183,326         906,250       7,965,838
                             ==========     ===========      ===========      ===========     ===========     ===========
Cost of investments.......   $3,140,012     $26,250,913      $44,851,753      $50,266,750     $25,496,512     $35,808,327
                             ==========     ===========      ===========      ===========     ===========     ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71     $      9.86      $     11.13      $      6.53     $     16.80     $      3.54
                             ==========     ===========      ===========      ===========     ===========     ===========
    Highest...............   $    16.59     $     10.91      $     12.24      $      7.04     $     18.60     $      3.92
                             ==========     ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                      ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO             PIMCO
                     (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES      VARIABLE         VARIABLE
                         ("SS"))         ("SS"))         ("SS"))          ("SS"))      INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
                       OPPENHEIMER     OPPENHEIMER                      OPPENHEIMER
                          MAIN         MAIN STREET     OPPENHEIMER       STRATEGIC       FOREIGN BOND
                       STREET (SS)   SMALL CAP (SS)  MIDCAP FUND (SS)    BOND (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       -----------     -----------     -----------      -----------         ------           -------
    Total assets....   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
NET ASSETS
Accumulation
 units..............   $67,145,449     $28,708,816     $10,065,837      $98,686,281         $2,152           $23,834
Contracts in payout
 (annuitization)
 period.............       102,990         151,102             787          755,904             --                --
                       -----------     -----------     -----------      -----------         ------           -------
    Total net
     assets.........   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
FUND SHARE
 INFORMATION
Number of shares....     3,727,741       2,021,003         281,584       18,483,678            223            23,834
                       ===========     ===========     ===========      ===========         ======           =======
Cost of
 investments........   $73,447,918     $30,052,810     $11,827,563      $94,677,839         $2,254           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $     11.51     $     15.46     $     10.19      $     13.49         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======
    Highest.........   $     12.74     $     17.12     $     11.28      $     14.93         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         PUTNAM
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  VARIABLE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
                                           PIMCO VIT       PIMCO VIT
                                           COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT      VT AMERICAN
                          PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN     GOVERNMENT
                            RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)     INCOME
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
ASSETS
Investments at fair
 value.................     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ------        ----------       ----------       ----------      -----------     -----------
    Total assets.......     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
NET ASSETS
Accumulation units.....     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $42,957,399
Contracts in payout
 (annuitization)
 period................         --                --               --               --               --         478,759
                            ------        ----------       ----------       ----------      -----------     -----------
    Total net assets...     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.......        106           457,364          115,747          781,424        3,087,932       3,336,110
                            ======        ==========       ==========       ==========      ===========     ===========
Cost of investments....     $1,108        $4,871,370       $1,451,958       $9,654,240      $32,391,333     $38,811,630
                            ======        ==========       ==========       ==========      ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $14.70        $     8.53       $    11.57       $    11.29      $     12.27     $      8.66
                            ======        ==========       ==========       ==========      ===========     ===========
    Highest............     $14.70        $     8.96       $    12.15       $    11.85      $     12.88     $     17.28
                            ======        ==========       ==========       ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                        VT THE GEORGE        VT
                             VT CAPITAL   VT DIVERSIFIED   VT EQUITY     PUTNAM FUND    GLOBAL ASSET    VT GLOBAL
                           OPPORTUNITIES      INCOME         INCOME       OF BOSTON      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total assets..........   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units........   $4,415,151    $45,628,877    $103,033,454   $ 81,400,440   $32,833,458    $25,057,243
Contracts in payout
 (annuitization) period...           --        179,904         227,098        275,492        29,240         47,256
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total net assets......   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      347,650      5,655,405       8,491,822     11,993,529     2,395,240      2,495,477
                             ==========    ===========    ============   ============   ===========    ===========
Cost of investments.......   $4,887,293    $46,776,881    $ 84,062,743   $120,817,914   $34,301,029    $37,239,891
                             ==========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    11.52    $     11.40    $       7.70   $       8.71   $      9.52    $      4.87
                             ==========    ===========    ============   ============   ===========    ===========
    Highest...............   $    15.82    $     16.54    $      14.62   $      10.66   $     14.15    $     10.88
                             ==========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT
                               GLOBAL         GLOBAL     VT GROWTH AND    VT GROWTH
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $35,938,788    $22,477,518    $200,201,423   $11,706,956    $59,668,988    $136,826,527
Contracts in payout
 (annuitization) period...       15,846          8,118         405,110        42,906        123,946         625,994
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,956,796      1,676,781      13,931,009     2,447,888      9,059,536      11,175,002
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $34,317,471    $23,820,995    $296,659,503   $14,797,504    $62,651,795    $135,133,126
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.73    $     10.19    $       8.15   $      3.80    $     11.19    $      11.09
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.62    $     19.64    $      12.74   $     11.19    $     17.86    $      15.69
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                VT             VT
                                 VT       INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL    GROWTH AND        NEW                            VT             VT
                               EQUITY         INCOME     OPPORTUNITIES   VT INVESTORS  MID CAP VALUE   MONEY MARKET
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $149,424,522   $28,178,188    $22,553,918    $70,995,689    $ 8,014,067    $141,767,912
Contracts in payout
 (annuitization) period...       224,706        43,901          7,756        154,028          3,504         667,823
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    13,506,248     3,132,307      1,427,954      7,923,131        770,180     142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $206,776,200   $41,263,857    $20,790,720    $89,170,999    $10,565,025    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       7.68   $      9.90    $      5.84    $      5.24    $     10.95    $       9.61
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $      15.70   $     14.67    $     12.27    $     12.66    $     14.77    $      12.05
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                               VT NEW                     VT SMALL CAP                                VAN KAMPEN UIF
                           OPPORTUNITIES   VT RESEARCH       VALUE         VT VISTA      VT VOYAGER   CAPITAL GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total assets..........  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
NET ASSETS
Accumulation units........  $57,755,443    $35,597,902    $55,159,896    $47,281,533    $161,078,641   $30,070,890
Contracts in payout
 (annuitization) period...      171,812         86,316         55,733         69,549         339,712        45,297
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total net assets......  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,391,525      3,395,263      5,033,330      4,106,772       4,982,048     1,785,192
                            ===========    ===========    ===========    ===========    ============   ===========
Cost of investments.......  $84,089,762    $40,780,405    $77,314,124    $52,934,545    $182,445,066   $26,778,416
                            ===========    ===========    ===========    ===========    ============   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      4.07    $      6.45    $     10.28    $      4.70    $       6.01   $      7.04
                            ===========    ===========    ===========    ===========    ============   ===========
    Highest...............  $     14.16    $     12.61    $     19.72    $     13.89    $      14.71   $     13.10
                            ===========    ===========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- -------------- ------------- -------------- -------------- --------------
                            VAN KAMPEN
                             UIF CORE      VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN UIF
                            PLUS FIXED    UIF EMERGING   UIF GLOBAL     VAN KAMPEN   INTERNATIONAL  VAN KAMPEN UIF
                              INCOME     MARKETS EQUITY VALUE EQUITY  UIF HIGH YIELD     MAGNUM     MID CAP GROWTH
                           ------------- -------------- ------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ----------    -----------      -------        ------      -----------    -----------
    Total assets..........  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
NET ASSETS
Accumulation units........  $1,237,293    $36,736,969      $19,150        $5,844      $19,258,745    $21,138,175
Contracts in payout
 (annuitization) period...          --        107,817           --            --           65,384         42,312
                            ----------    -----------      -------        ------      -----------    -----------
    Total net assets......  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........     124,601      2,832,036        2,645           496        2,193,431      2,312,280
                            ==========    ===========      =======        ======      ===========    ===========
Cost of investments.......  $1,327,560    $37,062,051      $30,754        $3,802      $24,321,257    $22,484,672
                            ==========    ===========      =======        ======      ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................  $    11.03    $     16.07      $  9.22        $14.83      $      8.97    $     14.24
                            ==========    ===========      =======        ======      ===========    ===========
    Highest...............  $    14.07    $     27.64      $ 11.47        $14.83      $     13.01    $     17.48
                            ==========    ===========      =======        ======      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                        THE UNIVERSAL THE UNIVERSAL
                           THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    INSTITUTIONAL INSTITUTIONAL
                           INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL     FUNDS, INC.   FUNDS, INC.
                            FUNDS, INC.   FUNDS, INC.   FUNDS, INC.  FUNDS, INC. (CLASS  (CLASS II)     (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   II) SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------------ ------------- --------------
                            VAN KAMPEN                                                   VAN KAMPEN     VAN KAMPEN
                             UIF U.S.     VAN KAMPEN                   VAN KAMPEN UIF   UIF EMERGING   UIF EMERGING
                              MID CAP      UIF U.S.     VAN KAMPEN     CAPITAL GROWTH   MARKETS DEBT  MARKETS EQUITY
                               VALUE      REAL ESTATE    UIF VALUE       (CLASS II)      (CLASS II)     (CLASS II)
                           ------------- ------------- ------------- ------------------ ------------- --------------
ASSETS
Investments at fair value.  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            -----------   -----------    --------       -----------      -----------   -----------
    Total assets..........  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
NET ASSETS
Accumulation units........  $60,271,488   $23,444,291    $ 74,168       $10,007,633      $21,980,180   $18,634,051
Contracts in payout
 (annuitization) period...      139,838        42,374          --               174           94,667           988
                            -----------   -----------    --------       -----------      -----------   -----------
    Total net assets......  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    5,720,769     2,313,957       8,777           601,792        2,863,145     1,435,673
                            ===========   ===========    ========       ===========      ===========   ===========
Cost of investments.......  $78,873,676   $33,440,901    $100,614       $ 8,211,528      $23,462,300   $20,238,496
                            ===========   ===========    ========       ===========      ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     10.83   $     15.32    $  10.10       $     11.34      $     15.43   $     29.46
                            ===========   ===========    ========       ===========      ===========   ===========
    Highest...............  $     17.43   $     26.22    $  13.47       $     14.20      $     20.79   $     32.18
                            ===========   ===========    ========       ===========      ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- ------------- ------------- ------------- -------------- --------------
                                                         VAN KAMPEN
                             VAN KAMPEN    VAN KAMPEN     UIF INT'L    VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF
                           UIF EQUITY AND  UIF GLOBAL      GROWTH      UIF MID CAP  SMALL COMPANY   U.S. MID CAP
                               INCOME       FRANCHISE      EQUITY        GROWTH         GROWTH         VALUE
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                           -------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total assets..........  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units........  $50,223,608    $73,585,548   $4,036,403    $34,323,571   $14,634,012    $46,400,902
Contracts in payout
 (annuitization) period...      256,693        431,754           --         19,911        47,946         72,572
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total net assets......  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,943,774      5,620,144      479,383      3,782,322     1,101,422      4,426,045
                            ===========    ===========   ==========    ===========   ===========    ===========
Cost of investments.......  $52,180,941    $81,361,451   $4,399,310    $39,361,043   $15,482,782    $63,796,086
                            ===========    ===========   ==========    ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     11.24    $     13.17   $     7.92    $      9.23   $     15.47    $     11.63
                            ===========    ===========   ==========    ===========   ===========    ===========
    Highest...............  $     14.19    $     17.57   $     8.31    $     19.36   $     17.02    $     16.88
                            ===========    ===========   ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  VAN KAMPEN    VAN KAMPEN
                           THE UNIVERSAL   VAN KAMPEN   VAN KAMPEN  VAN KAMPEN       LIFE          LIFE
                           INSTITUTIONAL      LIFE         LIFE        LIFE       INVESTMENT    INVESTMENT
                            FUNDS, INC.    INVESTMENT   INVESTMENT  INVESTMENT      TRUST         TRUST
                            (CLASS II)       TRUST         TRUST       TRUST      (CLASS II)    (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- -------------- ----------- ----------- -------------- ------------
                            VAN KAMPEN
                             UIF U.S.                                                LIT
                            REAL ESTATE       LIT           LIT         LIT     CAPITAL GROWTH LIT COMSTOCK
                            (CLASS II)   CAPITAL GROWTH  COMSTOCK   GOVERNMENT    (CLASS II)    (CLASS II)
                           ------------- -------------- ----------- ----------- -------------- ------------
ASSETS
Investments at fair value.  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            -----------   -----------   -----------  --------    -----------   ------------
    Total assets..........  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
NET ASSETS
Accumulation units........  $51,107,500   $26,259,496   $40,294,321  $901,736    $36,505,626   $162,284,356
Contracts in payout
 (annuitization) period...      206,658       116,315       123,970        --         78,309        185,274
                            -----------   -----------   -----------  --------    -----------   ------------
    Total net assets......  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares..........    5,075,584       929,708     3,997,853   102,821      1,306,103     16,086,102
                            ===========   ===========   ===========  ========    ===========   ============
Cost of investments.......  $74,490,420   $31,108,440   $47,417,784  $940,623    $32,761,805   $189,542,344
                            ===========   ===========   ===========  ========    ===========   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     15.59   $      4.48   $     10.46  $  11.83    $      6.91   $       9.56
                            ===========   ===========   ===========  ========    ===========   ============
    Highest...............  $     19.45   $     13.17   $     13.32  $  12.20    $     12.72   $      13.23
                            ===========   ===========   ===========  ========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                   VAN KAMPEN   VAN KAMPEN
                                                      LIFE         LIFE
                                                   INVESTMENT   INVESTMENT
                                                     TRUST         TRUST
                                                   (CLASS II)   (CLASS II)
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -------------- -----------
                                                 LIT GROWTH AND LIT MID CAP
                                                     INCOME       GROWTH
                                                   (CLASS II)   (CLASS II)
                                                 -------------- -----------
     ASSETS
     Investments at fair value..................  $ 92,401,716  $12,940,813
                                                  ------------  -----------
         Total assets...........................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     NET ASSETS
     Accumulation units.........................  $ 92,179,850  $12,925,625
     Contracts in payout (annuitization) period.       221,866       15,188
                                                  ------------  -----------
         Total net assets.......................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     FUND SHARE INFORMATION
     Number of shares...........................     5,637,689    4,056,681
                                                  ============  ===========
     Cost of investments........................  $100,317,072  $16,678,165
                                                  ============  ===========
     ACCUMULATION UNIT FAIR VALUE
         Lowest.................................  $      13.02  $     10.99
                                                  ============  ===========
         Highest................................  $      15.57  $     15.58
                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  146,836   $  54,588   $  1,342     $  954     $    436     $  258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (93,617)    (25,548)    (1,282)      (239)        (218)      (125)
    Administrative expense...................     (8,947)     (2,605)      (138)       (34)         (24)       (14)
                                              ----------   ---------   --------     ------     --------     ------
    Net investment income (loss).............     44,272      26,435        (78)       681          194        119
                                              ----------   ---------   --------     ------     --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,661,663     723,264     31,201      1,146       15,412      7,712
    Cost of investments sold.................  3,268,951     823,780     43,698      1,915       33,008      8,691
                                              ----------   ---------   --------     ------     --------     ------
       Realized gains (losses) on fund
        shares...............................   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Realized gain distributions..................         --          --         --         --           --         --
                                              ----------   ---------   --------     ------     --------     ------
    Net realized gains (losses)..............   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Change in unrealized gains (losses)..........  1,664,740     463,192     34,096      4,694       17,574      1,997
                                              ----------   ---------   --------     ------     --------     ------
    Net realized and unrealized gains
     (losses) on investments.................  1,057,452     362,676     21,599      3,925          (22)     1,018
                                              ----------   ---------   --------     ------     --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,101,724   $ 389,111   $ 21,521     $4,606     $    172     $1,137
                                              ==========   =========   ========     ======     ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                               BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                              ALLOCATION     2018        2019      2020 (A)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   95,364   $   3,181   $  1,136     $   --    $   96,131    $   846
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (81,593)    (16,567)    (4,922)        (9)      (73,097)    (1,615)
    Administrative expense...................     (9,120)     (1,768)      (464)        (1)       (7,203)      (210)
                                              ----------   ---------   --------     ------    ----------    -------
    Net investment income (loss).............      4,651     (15,154)    (4,250)       (10)       15,831       (979)
                                              ----------   ---------   --------     ------    ----------    -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,720,844     899,085    473,198      1,688     2,573,714     70,919
    Cost of investments sold.................  2,998,892     863,873    470,788      1,711     2,969,969     73,072
                                              ----------   ---------   --------     ------    ----------    -------
       Realized gains (losses) on fund
        shares...............................   (278,048)     35,212      2,410        (23)     (396,255)    (2,153)
Realized gain distributions..................         --      32,585        292         --            --         --
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized gains (losses)..............   (278,048)     67,797      2,702        (23)     (396,255)    (2,153)
Change in unrealized gains (losses)..........  1,459,784    (132,716)    (9,053)       (90)    1,368,203     44,689
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized and unrealized gains
     (losses) on investments.................  1,181,736     (64,919)    (6,351)      (113)      971,948     42,536
                                              ----------   ---------   --------     ------    ----------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,186,387   $ (80,073)  $(10,601)    $ (123)   $  987,779    $41,557
                                              ==========   =========   ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- ------------
                                                  AST                                                         AST
                                                  CLS         AST         AST         AST         AST     FIRST TRUST
                                               MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                                 ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                              ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                              ----------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  4,717     $  760      $  133      $    27   $   83,634   $  188,198
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (18,042)      (351)       (165)        (144)     (31,377)    (125,651)
    Administrative expense...................    (1,894)       (37)        (21)         (18)      (3,221)     (11,536)
                                               --------     ------      ------      -------   ----------   ----------
    Net investment income (loss).............   (15,219)       372         (53)        (135)      49,036       51,011
                                               --------     ------      ------      -------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   340,336      1,815       2,207        6,258    1,593,314    4,179,040
    Cost of investments sold.................   346,776      2,598       2,313        8,186    1,758,233    4,848,322
                                               --------     ------      ------      -------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Realized gain distributions..................        --         --          --           --           --           --
                                               --------     ------      ------      -------   ----------   ----------
    Net realized gains (losses)..............    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Change in unrealized gains (losses)..........   296,362      8,470       2,578        5,219      539,924    2,078,860
                                               --------     ------      ------      -------   ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.................   289,922      7,687       2,472        3,291      375,005    1,409,578
                                               --------     ------      ------      -------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $274,703     $8,059      $2,419      $ 3,156   $  424,041   $1,460,589
                                               ========     ======      ======      =======   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                  TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST                    GOLDMAN      GOLDMAN     GOLDMAN
                                                  FOCUS         AST        SACHS        SACHS       SACHS
                                                FOUR PLUS     GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                              PORTFOLIO (B) REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    12       $ 39       $    --      $    --      $ 30       $ 2,524
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (197)       (13)         (449)        (473)      (22)         (507)
    Administrative expense...................        (24)        (2)          (61)         (65)       (3)          (73)
                                                 -------       ----       -------      -------      ----       -------
    Net investment income (loss).............       (209)        24          (510)        (538)        5         1,944
                                                 -------       ----       -------      -------      ----       -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     37,536        434         8,905        3,865        26        34,000
    Cost of investments sold.................     33,385        300         9,511        7,044        34        31,688
                                                 -------       ----       -------      -------      ----       -------
       Realized gains (losses) on fund
        shares...............................      4,151        134          (606)      (3,179)       (8)        2,312
Realized gain distributions..................         --         --            --           --        --            --
                                                 -------       ----       -------      -------      ----       -------
    Net realized gains (losses)..............      4,151        134          (606)      (3,179)       (8)        2,312
Change in unrealized gains (losses)..........       (422)       476        17,903       22,626       534        11,002
                                                 -------       ----       -------      -------      ----       -------
    Net realized and unrealized gains
     (losses) on investments.................      3,729        610        17,297       19,447       526        13,314
                                                 -------       ----       -------      -------      ----       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 3,520       $634       $16,787      $18,909      $531       $15,258
                                                 =======       ====       =======      =======      ====       =======

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   432    $    965     $  1,273       $ 1,710    $   144,544    $  1,364
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,440)     (4,572)        (750)         (797)      (141,802)       (385)
    Administrative expense...................      (166)       (546)        (101)         (106)       (16,235)        (50)
                                                -------    --------     --------       -------    -----------    --------
    Net investment income (loss).............    (1,174)     (4,153)         422           807        (13,493)        929
                                                -------    --------     --------       -------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    79,882     185,289       16,126         7,837     19,662,592      17,926
    Cost of investments sold.................    80,976     187,516       31,149        16,286     18,315,422      34,981
                                                -------    --------     --------       -------    -----------    --------
       Realized gains (losses) on fund
        shares...............................    (1,094)     (2,227)     (15,023)       (8,449)     1,347,170     (17,055)
Realized gain distributions..................        --          --           --            --        166,487          --
                                                -------    --------     --------       -------    -----------    --------
    Net realized gains (losses)..............    (1,094)     (2,227)     (15,023)       (8,449)     1,513,657     (17,055)
Change in unrealized gains (losses)..........    25,182      75,973       34,197        24,730       (434,599)     22,548
                                                -------    --------     --------       -------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................    24,088      73,746       19,174        16,281      1,079,058       5,493
                                                -------    --------     --------       -------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $22,914    $ 69,593     $ 19,596       $17,088    $ 1,065,565    $  6,422
                                                =======    ========     ========       =======    ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  186      $ 2,464     $   417    $  1,950     $   23      $  255
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (85)        (394)       (558)       (811)      (117)       (188)
    Administrative expense...................       (9)         (58)        (71)       (102)       (18)        (25)
                                                ------      -------     -------    --------     ------      ------
    Net investment income (loss).............       92        2,012        (212)      1,037       (112)         42
                                                ------      -------     -------    --------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      108        1,747       1,219      62,868        565         231
    Cost of investments sold.................      214        2,054       1,865      80,238        617         250
                                                ------      -------     -------    --------     ------      ------
       Realized gains (losses) on fund
        shares...............................     (106)        (307)       (646)    (17,370)       (52)        (19)
Realized gain distributions..................       --           --          --          --         --          --
                                                ------      -------     -------    --------     ------      ------
    Net realized gains (losses)..............     (106)        (307)       (646)    (17,370)       (52)        (19)
Change in unrealized gains (losses)..........    1,146        9,248      12,968      33,612      3,015       5,465
                                                ------      -------     -------    --------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    1,040        8,941      12,322      16,242      2,963       5,446
                                                ------      -------     -------    --------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,132      $10,953     $12,110    $ 17,279     $2,851      $5,488
                                                ======      =======     =======    ========     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    3,071    $   644     $   --      $   --     $    833     $   161
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (15,957)      (348)      (284)        (69)      (2,398)       (255)
    Administrative expense...................     (1,926)       (44)       (40)         (9)        (270)        (31)
                                              ----------    -------     ------      ------     --------     -------
    Net investment income (loss).............    (14,812)       252       (324)        (78)      (1,835)       (125)
                                              ----------    -------     ------      ------     --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,528,696      7,668      3,371       1,085      153,400      10,955
    Cost of investments sold.................  1,528,696     10,476      3,839       1,609      150,839       8,688
                                              ----------    -------     ------      ------     --------     -------
       Realized gains (losses) on fund
        shares...............................         --     (2,808)      (468)       (524)       2,561       2,267
Realized gain distributions..................         --         --         --          --           --          --
                                              ----------    -------     ------      ------     --------     -------
    Net realized gains (losses)..............         --     (2,808)      (468)       (524)       2,561       2,267
Change in unrealized gains (losses)..........         --     12,710      7,624       1,806       36,803       7,579
                                              ----------    -------     ------      ------     --------     -------
    Net realized and unrealized gains
     (losses) on investments.................         --      9,902      7,156       1,282       39,364       9,846
                                              ----------    -------     ------      ------     --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  (14,812)   $10,154     $6,832      $1,204     $ 37,529     $ 9,721
                                              ==========    =======     ======      ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  8,292     $  8,042    $   97,823   $  1,454    $ 10,312     $    1
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,860)      (2,322)     (100,506)      (667)     (9,141)       (17)
    Administrative expense...................      (243)        (269)      (10,956)       (81)       (914)        (2)
                                               --------     --------    ----------   --------    --------     ------
    Net investment income (loss).............     6,189        5,451       (13,639)       706         257        (18)
                                               --------     --------    ----------   --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   102,652      154,054     3,263,178     60,330     419,268      1,168
    Cost of investments sold.................   101,710      161,068     3,302,183     76,273     416,382      1,208
                                               --------     --------    ----------   --------    --------     ------
       Realized gains (losses) on fund
        shares...............................       942       (7,014)      (39,005)   (15,943)      2,886        (40)
Realized gain distributions..................    11,319       13,307            --         --          --         --
                                               --------     --------    ----------   --------    --------     ------
    Net realized gains (losses)..............    12,261        6,293       (39,005)   (15,943)      2,886        (40)
Change in unrealized gains (losses)..........    (5,162)      12,621     1,391,623     23,979     158,744        535
                                               --------     --------    ----------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments.................     7,099       18,914     1,352,618      8,036     161,630        495
                                               --------     --------    ----------   --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 13,288     $ 24,365    $1,338,979   $  8,742    $161,887     $  477
                                               ========     ========    ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    347    $   95,095      $5,750        $    --      $  1,544    $   23,879
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (270)      (59,994)       (990)          (324)       (1,338)      (38,815)
    Administrative expense...............       (33)       (6,087)       (124)           (40)         (157)       (4,000)
                                           --------    ----------      ------        -------      --------    ----------
    Net investment income (loss).........        44        29,014       4,636           (364)           49       (18,936)
                                           --------    ----------      ------        -------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    14,306     1,506,224       6,586          3,558        30,715     2,001,004
    Cost of investments sold.............    25,117     1,741,558       6,959          5,559        46,079     2,119,144
                                           --------    ----------      ------        -------      --------    ----------
       Realized gains (losses) on
        fund shares......................   (10,811)     (235,334)       (373)        (2,001)      (15,364)     (118,140)
Realized gain distributions..............        --            --       3,891             --        33,221       202,086
                                           --------    ----------      ------        -------      --------    ----------
    Net realized gains (losses)..........   (10,811)     (235,334)      3,518         (2,001)       17,857        83,946
Change in unrealized gains (losses)......    13,916     1,028,477          67         13,004        22,540       433,391
                                           --------    ----------      ------        -------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     3,105       793,143       3,585         11,003        40,397       517,337
                                           --------    ----------      ------        -------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  3,149    $  822,157      $8,221        $10,639      $ 40,446    $  498,401
                                           ========    ==========      ======        =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED      ADVANCED       ADVANCED      ADVANCED    ADVANCED
                                                SERIES       SERIES        SERIES         SERIES        SERIES      SERIES
                                                 TRUST       TRUST         TRUST           TRUST         TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ -------------- --------------- ----------- -----------
                                                  AST       FRANKLIN
                                                WESTERN    TEMPLETON                                    PROFUND     PROFUND
                                              ASSET CORE  VIP FOUNDING    PROFUND         PROFUND         VP          VP
                                                 PLUS        FUNDS           VP             VP         LARGE-CAP    MID-CAP
                                               BOND (C)    ALLOCATION  FINANCIALS (D) HEALTH CARE (D)  VALUE (E)   VALUE (D)
                                              ----------- ------------ -------------- --------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ --      $   70,689      $   --         $   --       $  2,393     $   36
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      --         (27,028)        (25)           (20)          (865)       (35)
    Administrative expense...................      --          (3,215)         (3)            (2)           (67)        (3)
                                                 ----      ----------      ------         ------       --------     ------
    Net investment income (loss).............      --          40,446         (28)           (22)         1,461         (2)
                                                 ----      ----------      ------         ------       --------     ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     168       1,466,068       4,926          3,448        186,409         38
    Cost of investments sold.................     168       1,609,260       2,779          2,778        176,251         28
                                                 ----      ----------      ------         ------       --------     ------
       Realized gains (losses) on fund
        shares...............................      --        (143,192)      2,147            670         10,158         10
Realized gain distributions..................      --              --          --             --             --         --
                                                 ----      ----------      ------         ------       --------     ------
    Net realized gains (losses)..............      --        (143,192)      2,147            670         10,158         10
Change in unrealized gains (losses)..........      --         648,973          --             --          2,680      1,362
                                                 ----      ----------      ------         ------       --------     ------
    Net realized and unrealized gains
     (losses) on investments.................      --         505,781       2,147            670         12,838      1,372
                                                 ----      ----------      ------         ------       --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ --      $  546,227      $2,119         $  648       $ 14,299     $1,370
                                                 ====      ==========      ======         ======       ========     ======

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ADVANCED      ADVANCED     AIM VARIABLE  AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                             SERIES        SERIES       INSURANCE     INSURANCE    INSURANCE    INSURANCE
                                              TRUST         TRUST         FUNDS         FUNDS        FUNDS        FUNDS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------- -------------- ------------ ------------ ------------
                                             PROFUND
                                               VP          PROFUND                                 AIM V. I.    AIM V. I.
                                           TELECOMMUNI       VP         AIM V. I.     AIM V. I.     CAPITAL      CAPITAL
                                          - CATIONS (D) UTILITIES (F) BASIC BALANCED BASIC VALUE  APPRECIATION DEVELOPMENT
                                          ------------- ------------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $   --        $  959      $   925,687   $   141,333  $   448,491   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (20)         (167)        (237,363)     (117,826)    (978,711)    (118,168)
    Administrative expense...............        (2)          (19)         (18,509)       (9,167)     (72,381)      (9,044)
                                             ------        ------      -----------   -----------  -----------   ----------
    Net investment income (loss).........       (22)          773          669,815        14,340     (602,601)    (127,212)
                                             ------        ------      -----------   -----------  -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     3,140           845        5,105,943     2,883,808   13,754,590    2,331,873
    Cost of investments sold.............     2,778           815        7,333,384     4,941,978   19,954,604    3,204,743
                                             ------        ------      -----------   -----------  -----------   ----------
       Realized gains (losses) on
        fund shares......................       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Realized gain distributions..............        --            --               --            --           --           --
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized gains (losses)..........       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Change in unrealized gains (losses)......        --         2,368        6,757,038     5,608,725   19,619,234    4,118,822
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       362         2,398        4,529,597     3,550,555   13,419,220    3,245,952
                                             ------        ------      -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $  340        $3,171      $ 5,199,412   $ 3,564,895  $12,816,619   $3,118,740
                                             ======        ======      ===========   ===========  ===========   ==========

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE    INSURANCE
                                             FUNDS        FUNDS        FUNDS        FUNDS         FUNDS        FUNDS
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------- ------------
                                                        AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                           AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL  LARGE CAP
                                          CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH        GROWTH
                                          ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,848,993  $ 1,106,825  $   851,628   $  533,538   $  403,693    $   29,638
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........  (1,363,416)    (139,783)    (249,847)     (81,401)    (351,918)     (106,355)
    Administrative expense...............    (102,916)     (10,741)     (19,295)      (6,405)     (27,171)       (8,088)
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net investment income (loss).........     382,661      956,301      582,486      445,732       24,604       (84,805)
                                          -----------  -----------  -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  19,243,346    2,503,526    8,769,154    1,467,427    6,088,833     1,851,024
    Cost of investments sold.............  22,449,964    3,510,570    8,246,842    1,925,691    6,094,177     2,268,081
                                          -----------  -----------  -----------   ----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................  (3,206,618)  (1,007,044)     522,312     (458,264)      (5,344)     (417,057)
Realized gain distributions..............          --           --      612,116           --           --            --
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized gains (losses)..........  (3,206,618)  (1,007,044)   1,134,428     (458,264)      (5,344)     (417,057)
Change in unrealized gains (losses)......  27,219,368    1,014,290   (2,078,087)   2,608,146    7,828,194     2,270,440
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  24,012,750        7,246     (943,659)   2,149,882    7,822,850     1,853,383
                                          -----------  -----------  -----------   ----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $24,395,411  $   963,547  $  (361,173)  $2,595,614   $7,847,454    $1,768,578
                                          ===========  ===========  ===========   ==========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                              AIM VARIABLE  AIM VARIABLE
                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE     INSURANCE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS         FUNDS
                                             FUNDS        FUNDS        FUNDS        FUNDS      SERIES II     SERIES II
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------ --------------
                                           AIM V. I.    AIM V. I.                              AIM V. I.
                                            MID CAP       MONEY      AIM V. I.    AIM V. I.      BASIC       AIM V. I.
                                          CORE EQUITY     MARKET     TECHNOLOGY   UTILITIES   BALANCED II  BASIC VALUE II
                                          ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  173,267  $    23,752   $       --   $  320,475    $ 40,973    $   107,965
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (178,345)    (262,565)     (32,975)     (87,391)    (13,340)      (138,551)
    Administrative expense...............     (13,227)     (20,625)      (2,499)      (6,709)       (900)       (16,863)
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net investment income (loss).........     (18,305)    (259,438)     (35,474)     226,375      26,733        (47,449)
                                           ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,898,737   12,526,548      510,658    1,303,300     207,370      2,408,903
    Cost of investments sold.............   4,851,143   12,526,548      603,801    1,571,643     259,168      4,017,350
                                           ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses) on
        fund shares......................    (952,406)          --      (93,143)    (268,343)    (51,798)    (1,608,447)
Realized gain distributions..............     167,201           --           --       80,779          --             --
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses)..........    (785,205)          --      (93,143)    (187,564)    (51,798)    (1,608,447)
Change in unrealized gains (losses)......   4,256,573           --    1,243,200      791,488     270,846      5,242,032
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   3,471,368           --    1,150,057      603,924     219,048      3,633,585
                                           ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $3,453,063  $  (259,438)  $1,114,583   $  830,299    $245,781    $ 3,586,136
                                           ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                              FUNDS          FUNDS          FUNDS         FUNDS         FUNDS         FUNDS
                                            SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------ ------------- -------------
                                            AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                             CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT     AIM V. I.
                                         APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II HIGH YIELD II
                                         --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  10,277       $     --      $  40,628      $ 26,344    $   50,420     $ 34,967
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (53,101)        (5,422)       (39,926)       (4,506)      (20,528)      (5,902)
    Administrative expense..............       (6,414)          (354)        (4,375)         (302)       (1,349)        (431)
                                            ---------       --------      ---------      --------    ----------     --------
    Net investment income (loss)........      (49,238)        (5,776)        (3,673)       21,536        28,543       28,634
                                            ---------       --------      ---------      --------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      393,754         51,828        690,224       110,126     1,370,942       90,656
    Cost of investments sold............      501,293         85,688        819,200       152,004     1,320,605      103,975
                                            ---------       --------      ---------      --------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     (107,539)       (33,860)      (128,976)      (41,878)       50,337      (13,319)
Realized gain distributions.............           --             --             --            --        38,795           --
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized gains (losses).........     (107,539)       (33,860)      (128,976)      (41,878)       89,132      (13,319)
Change in unrealized gains
 (losses)...............................      806,935        158,174        710,010        44,870      (167,422)     157,536
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................      699,396        124,314        581,034         2,992       (78,290)     144,217
                                            ---------       --------      ---------      --------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $ 650,158       $118,538      $ 577,361      $ 24,528    $  (49,747)    $172,851
                                            =========       ========      =========      ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE    INSURANCE
                                              FUNDS        FUNDS         FUNDS         FUNDS         FUNDS        FUNDS
                                            SERIES II    SERIES II     SERIES II     SERIES II     SERIES II    SERIES II
                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------ -------------- ------------ ------------- ------------
                                            AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                          INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.    AIM V. I.
                                            GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II UTILITIES II
                                          ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  9,603      $     53     $   38,044     $  1,133      $    --      $ 18,629
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (9,965)       (8,783)       (55,955)     (24,245)        (622)       (6,753)
    Administrative expense...............       (659)         (596)        (6,266)      (1,766)         (42)         (482)
                                            --------      --------     ----------     --------      -------      --------
    Net investment income (loss).........     (1,021)       (9,326)       (24,177)     (24,878)        (664)       11,394
                                            --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    174,019       166,618        936,989      471,942       16,573       173,616
    Cost of investments sold.............    195,125       192,428      1,201,878      471,942       20,234       225,382
                                            --------      --------     ----------     --------      -------      --------
       Realized gains (losses) on
        fund shares......................    (21,106)      (25,810)      (264,889)          --       (3,661)      (51,766)
Realized gain distributions..............         --            --         47,952           --           --         5,096
                                            --------      --------     ----------     --------      -------      --------
    Net realized gains (losses)..........    (21,106)      (25,810)      (216,937)          --       (3,661)      (46,670)
Change in unrealized gains (losses)......    195,275       162,343      1,171,368           --       22,219        81,438
                                            --------      --------     ----------     --------      -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    174,169       136,533        954,431           --       18,558        34,768
                                            --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $173,148      $127,207     $  930,254     $(24,878)     $17,894      $ 46,162
                                            ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                          SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  ------------- ------------- ------------- ------------- -------------
                                                         ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                           BERNSTEIN     GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID      UTILITY
                                          VPS GROWTH      INCOME         VALUE        GROWTH       CAP VALUE    INCOME (G)
                                          -----------  ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $        --   $ 2,549,870   $   218,562   $       --    $   182,901   $   180,583
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (382,854)   (1,108,569)     (303,881)    (311,674)      (328,475)      (42,908)
    Administrative expense...............     (38,640)      (87,684)      (39,356)     (25,028)       (42,145)       (5,261)
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net investment income (loss).........    (421,494)    1,353,617      (124,675)    (336,702)      (187,719)      132,414
                                          -----------   -----------   -----------   ----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   4,654,241    12,513,989     5,998,548    4,041,131      4,710,559     4,766,438
    Cost of investments sold.............   5,727,523    19,868,817     9,568,801    4,849,821      6,693,710     6,363,074
                                          -----------   -----------   -----------   ----------    -----------   -----------
       Realized gains (losses) on
        fund shares......................  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,983,151)   (1,596,636)
Realized gain distributions..............          --            --            --           --        964,753            --
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized gains (losses)..........  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,018,398)   (1,596,636)
Change in unrealized gains (losses)......   8,500,633    18,261,334     9,677,749    7,339,820      8,844,055     1,752,896
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............   7,427,351    10,906,506     6,107,496    6,531,130      7,825,657       156,260
                                          -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 7,005,857   $12,260,123   $ 5,982,821   $6,194,428    $ 7,637,938   $   288,674
                                          ===========   ===========   ===========   ==========    ===========   ===========

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ALLIANCE                      DREYFUS
                                            BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                            VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                             PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- --------------- ----------- ------------- ------------ ------------
                                                                          DREYFUS
                                            ALLIANCE       AMERICAN      SOCIALLY
                                          BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                              VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                          ------------- --------------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  64,444       $  966        $   202     $ 10,428      $  1,488    $    2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (30,180)        (248)          (267)      (6,714)       (1,441)      (24,755)
    Administrative expense...............      (3,845)         (18)           (20)        (508)         (113)       (1,714)
                                            ---------       ------        -------     --------      --------    ----------
    Net investment income (loss).........      30,419          700            (85)       3,206           (66)      (24,112)
                                            ---------       ------        -------     --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     430,904          817          5,623      179,521        26,998     2,871,236
    Cost of investments sold.............     674,467          996          7,399      230,818        40,915     2,871,236
                                            ---------       ------        -------     --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (243,563)        (179)        (1,776)     (51,297)      (13,917)           --
Realized gain distributions..............          --           --             --       33,784            --            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized gains (losses)..........    (243,563)        (179)        (1,776)     (17,513)      (13,917)           --
Change in unrealized gains (losses)......     593,078        1,953          8,477      120,870        41,357            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     349,515        1,774          6,701      103,357        27,440            --
                                            ---------       ------        -------     --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 379,934       $2,474        $ 6,616     $106,563      $ 27,374    $  (24,112)
                                            =========       ======        =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS          DWS          DWS           DWS          DWS
                                               VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                                               SERIES I    SERIES I     SERIES I      SERIES I     SERIES I     SERIES II
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------ ------------- -----------
                                                              DWS          DWS
                                                            CAPITAL      GLOBAL         DWS           DWS          DWS
                                                  DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL  BALANCED
                                              BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A      VIP A II
                                              ----------- ----------- ------------- ------------ ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $39,805    $ 14,463     $ 14,910      $  8,688     $ 19,964     $ 52,928
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,992)     (4,661)      (3,927)       (1,703)      (1,920)      (5,907)
    Administrative expense...................    (1,483)     (3,317)      (2,710)       (1,214)      (1,340)      (4,278)
                                                -------    --------     --------      --------     --------     --------
    Net investment income (loss).............    36,330       6,485        8,273         5,771       16,704       42,743
                                                -------    --------     --------      --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    15,717     141,822      101,485        40,170       29,355       87,564
    Cost of investments sold.................    19,671     180,162      128,149        67,344       48,245      104,688
                                                -------    --------     --------      --------     --------     --------
       Realized gains (losses) on fund
        shares...............................    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Realized gain distributions..................        --          --           --            --           --           --
                                                -------    --------     --------      --------     --------     --------
    Net realized gains (losses)..............    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Change in unrealized gains (losses)..........    11,325     301,738      368,460       139,795      131,247      269,869
                                                -------    --------     --------      --------     --------     --------
    Net realized and unrealized gains
     (losses) on investments.................     7,371     263,398      341,796       112,621      112,357      252,745
                                                -------    --------     --------      --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $43,701    $269,883     $350,069      $118,392     $129,061     $295,488
                                                =======    ========     ========      ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  FIDELITY      FIDELITY      FIDELITY
                                             DWS          DWS       FEDERATED     VARIABLE      VARIABLE      VARIABLE
                                           VARIABLE    VARIABLE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                          SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ------------- ------------- ------------- -------------
                                                          DWS
                                             DWS       SMALL CAP    FEDERATED
                                         MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH
                                         ------------ ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  3,437    $     --    $   48,155    $   87,029     $  24,292    $   13,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (3,186)     (1,153)     (188,672)      (79,634)      (13,468)      (39,722)
    Administrative expense..............     (2,301)       (830)      (14,339)       (6,406)       (1,063)       (3,177)
                                           --------    --------    ----------    ----------     ---------    ----------
    Net investment income
     (loss).............................     (2,050)     (1,983)     (154,856)          989         9,761       (29,145)
                                           --------    --------    ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    422,460       9,579     6,844,614     1,849,443       231,267       822,934
    Cost of investments sold............    422,460      15,417     6,844,614     2,828,847       371,407     1,250,255
                                           --------    --------    ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares.....................         --      (5,838)           --      (979,404)     (140,140)     (427,321)
Realized gain distributions.............         --          --            --         1,722            --         2,726
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized gains (losses).........         --      (5,838)           --      (977,682)     (140,140)     (424,595)
Change in unrealized gains
 (losses)...............................         --     105,981            --     2,840,379       422,444     1,196,871
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................         --     100,143            --     1,862,697       282,304       772,276
                                           --------    --------    ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (2,050)   $ 98,160    $ (154,856)   $1,863,686     $ 292,065    $  743,131
                                           ========    ========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                     FIDELITY
                                           FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                         PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- -----------------
                                                                          VIP                        VIP ASSET
                                              VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                          HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                         ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  95,018    $  119,766     $219,992      $  28,159        $ 1,005
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (15,432)      (59,716)     (28,929)       (16,549)          (945)
    Administrative expense..............      (1,266)       (4,819)      (2,417)        (1,363)           (70)
                                           ---------    ----------     --------      ---------        -------
    Net investment income
     (loss).............................      78,320        55,231      188,646         10,247            (10)
                                           ---------    ----------     --------      ---------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     460,280     1,299,339      854,088        367,906          1,012
    Cost of investments sold............     618,645     1,612,882      903,338        544,998          1,008
                                           ---------    ----------     --------      ---------        -------
       Realized gains (losses) on
        fund shares.....................    (158,365)     (313,543)     (49,250)      (177,092)             4
Realized gain distributions.............          --       103,196        9,557          4,393            160
                                           ---------    ----------     --------      ---------        -------
    Net realized gains (losses).........    (158,365)     (210,347)     (39,693)      (172,699)           164
Change in unrealized gains
 (losses)...............................     523,630     1,275,854      166,875        452,139         25,158
                                           ---------    ----------     --------      ---------        -------
    Net realized and unrealized
     gains (losses) on
     investments........................     365,265     1,065,507      127,182        279,440         25,322
                                           ---------    ----------     --------      ---------        -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 443,585    $1,120,738     $315,828      $ 289,687        $25,312
                                           =========    ==========     ========      =========        =======

                                             FIDELITY
                                             VARIABLE
                                             INSURANCE
                                           PRODUCTS FUND
                                         (SERVICE CLASS 2)
                                            SUB-ACCOUNT
                                         -----------------

                                          VIP CONTRAFUND
                                         (SERVICE CLASS 2)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   783,733
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (943,338)
    Administrative expense..............       (126,678)
                                            -----------
    Net investment income
     (loss).............................       (286,283)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     11,629,310
    Cost of investments sold............     19,961,296
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (8,331,986)
Realized gain distributions.............         19,026
                                            -----------
    Net realized gains (losses).........     (8,312,960)
Change in unrealized gains
 (losses)...............................     28,272,625
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     19,959,665
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $19,673,382
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                 VIP FREEDOM
                                             VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                                        EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $  18,781        $  333,830        $  206,769         $  51,335        $  116,770
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (14,482)         (127,014)          (91,071)          (32,265)          (44,071)
    Administrative expense...........        (1,001)          (16,820)          (12,371)           (4,462)           (6,032)
                                          ---------        ----------        ----------         ---------        ----------
    Net investment income
     (loss)..........................         3,298           189,996           103,327            14,608            66,667
                                          ---------        ----------        ----------         ---------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       383,548         2,731,331         1,944,799           486,835           953,844
    Cost of investments sold.........       615,153         3,399,745         2,489,445           717,179         1,039,708
                                          ---------        ----------        ----------         ---------        ----------
       Realized gains (losses)
        on fund shares...............      (231,605)         (668,414)         (544,646)         (230,344)          (85,864)
Realized gain distributions..........            --            70,321            80,154            30,189            47,558
                                          ---------        ----------        ----------         ---------        ----------
    Net realized gains
     (losses)........................      (231,605)         (598,093)         (464,492)         (200,155)          (38,306)
Change in unrealized gains
 (losses)............................       462,860         2,120,811         1,967,614           810,520           364,040
                                          ---------        ----------        ----------         ---------        ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       231,255         1,522,718         1,503,122           610,365           325,734
                                          ---------        ----------        ----------         ---------        ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 234,553        $1,712,714        $1,606,449         $ 624,973        $  392,401
                                          =========        ==========        ==========         =========        ==========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP GROWTH
                                          & INCOME
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   80,021
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (134,481)
    Administrative expense...........       (17,242)
                                         ----------
    Net investment income
     (loss)..........................       (71,702)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,583,624
    Cost of investments sold.........     2,316,959
                                         ----------
       Realized gains (losses)
        on fund shares...............      (733,335)
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................      (733,335)
Change in unrealized gains
 (losses)............................     2,852,943
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,119,608
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $2,047,906
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP            VIP HIGH                         VIP INVESTMENT
                                         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $    463          $     712        $  587,667        $  154,152          $  438
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (4,075)           (18,171)         (109,158)          (92,335)            (52)
    Administrative expense...........         (282)            (2,529)          (13,898)          (12,043)             (3)
                                          --------          ---------        ----------        ----------          ------
    Net investment income
     (loss)..........................       (3,894)           (19,988)          464,611            49,774             383
                                          --------          ---------        ----------        ----------          ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      178,376            367,983         2,225,333         2,047,900           6,919
    Cost of investments sold.........      235,751            499,622         2,803,743         2,551,963           7,678
                                          --------          ---------        ----------        ----------          ------
       Realized gains (losses)
        on fund shares...............      (57,375)          (131,639)         (578,410)         (504,063)           (759)
Realized gain distributions..........          213                 --                --           135,882              15
                                          --------          ---------        ----------        ----------          ------
    Net realized gains
     (losses)........................      (57,162)          (131,639)         (578,410)         (368,181)           (744)
Change in unrealized gains
 (losses)............................      115,396            635,126         2,649,775         1,949,323             771
                                          --------          ---------        ----------        ----------          ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       58,234            503,487         2,071,365         1,581,142              27
                                          --------          ---------        ----------        ----------          ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 54,340          $ 483,499        $2,535,976        $1,630,916          $  410
                                          ========          =========        ==========        ==========          ======

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP MIDCAP
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    81,350
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (251,584)
    Administrative expense...........        (33,996)
                                         -----------
    Net investment income
     (loss)..........................       (204,230)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,796,563
    Cost of investments sold.........      5,803,303
                                         -----------
       Realized gains (losses)
        on fund shares...............     (2,006,740)
Realized gain distributions..........         93,527
                                         -----------
    Net realized gains
     (losses)........................     (1,913,213)
Change in unrealized gains
 (losses)............................      7,788,175
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      5,874,962
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 5,670,732
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN
                                      FIDELITY VARIABLE     VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON
                                          INSURANCE         INSURANCE        VARIABLE       VARIABLE        VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ----------------- -------------- -------------- -----------------
                                                                             FRANKLIN       FRANKLIN
                                          VIP MONEY                          FLEX CAP      GROWTH AND
                                           MARKET         VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH
                                      (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES
                                      ----------------- ----------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   127,947        $  1,682        $       --    $ 2,013,077      $  644,425
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......       (384,446)         (1,405)          (57,112)      (571,398)       (145,169)
    Administrative expense...........        (49,029)           (103)           (7,268)       (78,391)        (15,406)
                                         -----------        --------        ----------    -----------      ----------
    Net investment income
     (loss)..........................       (305,528)            174           (64,380)     1,363,288         483,850
                                         -----------        --------        ----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     18,919,073          65,538           843,418      8,204,551       2,524,593
    Cost of investments sold.........     18,919,073         120,816           977,083     13,134,392       2,931,263
                                         -----------        --------        ----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............             --         (55,278)         (133,665)    (4,929,841)       (406,670)
Realized gain distributions..........             --             372                --             --              --
                                         -----------        --------        ----------    -----------      ----------
    Net realized gains (losses)......             --         (54,906)         (133,665)    (4,929,841)       (406,670)
Change in unrealized gains
 (losses)............................             --          66,589         1,249,193     12,811,157       3,157,461
                                         -----------        --------        ----------    -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................             --          11,683         1,115,528      7,881,316       2,750,791
                                         -----------        --------        ----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (305,528)       $ 11,857        $1,051,148    $ 9,244,604      $3,234,641
                                         ===========        ========        ==========    ===========      ==========

                                         FRANKLIN
                                        TEMPLETON
                                         VARIABLE
                                        INSURANCE
                                      PRODUCTS TRUST
                                       SUB-ACCOUNT
                                      --------------

                                         FRANKLIN
                                          INCOME
                                        SECURITIES
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 15,195,216
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (2,622,268)
    Administrative expense...........      (326,336)
                                       ------------
    Net investment income
     (loss)..........................    12,246,612
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    35,648,969
    Cost of investments sold.........    46,857,595
                                       ------------
       Realized gains (losses)
        on fund shares...............   (11,208,626)
Realized gain distributions..........            --
                                       ------------
    Net realized gains (losses)......   (11,208,626)
Change in unrealized gains
 (losses)............................    52,961,231
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    41,752,605
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 53,999,217
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                                           FRANKLIN
                                             FRANKLIN       FRANKLIN        SMALL
                                            LARGE CAP      SMALL CAP       MID CAP                    MUTUAL GLOBAL
                                              GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY
                                            SECURITIES     SECURITIES     SECURITIES     GOVERNMENT   SECURITIES (H)
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   649,723    $   604,473      $     --     $ 1,559,437    $   262,024
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (638,031)      (503,888)      (27,151)       (603,279)      (319,089)
    Administrative expense...............      (88,676)       (66,149)       (3,460)        (79,657)       (43,577)
                                           -----------    -----------      --------     -----------    -----------
    Net investment income (loss).........      (76,984)        34,436       (30,611)        876,501       (100,642)
                                           -----------    -----------      --------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    8,838,887      7,276,656       307,971      18,792,344      5,315,163
    Cost of investments sold.............   11,990,317     10,080,516       383,174      18,392,071      6,656,531
                                           -----------    -----------      --------     -----------    -----------
       Realized gains (losses) on
        fund shares......................   (3,151,430)    (2,803,860)      (75,203)        400,273     (1,341,368)
Realized gain distributions..............           --      1,664,636            --              --        618,258
                                           -----------    -----------      --------     -----------    -----------
    Net realized gains (losses)..........   (3,151,430)    (1,139,224)      (75,203)        400,273       (723,110)
Change in unrealized gains (losses)......   14,758,429      9,994,800       777,957        (755,791)     5,184,732
                                           -----------    -----------      --------     -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   11,606,999      8,855,576       702,754        (355,518)     4,461,622
                                           -----------    -----------      --------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $11,530,015    $ 8,890,012      $672,143     $   520,983    $ 4,360,980
                                           ===========    ===========      ========     ===========    ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------



                                          MUTUAL SHARES
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 2,080,226
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,534,054)
    Administrative expense...............     (192,424)
                                           -----------
    Net investment income (loss).........      353,748
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   22,482,774
    Cost of investments sold.............   31,815,907
                                           -----------
       Realized gains (losses) on
        fund shares......................   (9,333,133)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (9,333,133)
Change in unrealized gains (losses)......   32,282,465
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   22,949,332
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $23,303,080
                                           ===========

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS  GOLDMAN SACHS
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST          TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- -------------- -------------
                                           TEMPLETON                     TEMPLETON
                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON                        VIT
                                            MARKETS        FOREIGN          BOND          GROWTH          VIT        GROWTH AND
                                           SECURITIES     SECURITIES   SECURITIES (I)   SECURITIES   CAPITAL GROWTH    INCOME
                                         -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,007,528    $  4,060,765    $  390,609     $  41,337        $  121      $   94,927
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (336,008)     (1,704,196)      (40,762)      (17,377)         (347)        (77,981)
    Administrative expense..............      (44,935)       (210,502)       (4,892)       (1,328)          (25)        (10,129)
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net investment income (loss)........      626,585       2,146,067       344,955        22,632          (251)          6,817
                                          -----------    ------------    ----------     ---------        ------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,655,516      26,783,441     2,131,287       219,891           399       1,029,841
    Cost of investments sold............    8,155,443      37,915,203     1,914,748       361,294           513       1,477,256
                                          -----------    ------------    ----------     ---------        ------      ----------
       Realized gains (losses) on
        fund shares.....................   (2,499,927)    (11,131,762)      216,539      (141,403)         (114)       (447,415)
Realized gain distributions.............       97,281       5,009,600            --            --            --              --
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized gains (losses).........   (2,402,646)     (6,122,162)      216,539      (141,403)         (114)       (447,415)
Change in unrealized gains
 (losses)...............................   14,262,973      40,127,434       (41,406)      455,778         9,941       1,329,085
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   11,860,327      34,005,272       175,133       314,375         9,827         881,670
                                          -----------    ------------    ----------     ---------        ------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $12,486,912    $ 36,151,339    $  520,088     $ 337,007        $9,576      $  888,487
                                          ===========    ============    ==========     =========        ======      ==========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE                        JANUS
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE      JANUS         ASPEN SERIES
                                          TRUST         TRUST         TRUST         TRUST     ASPEN SERIES   (SERVICE SHARES)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------ --------------------
                                                         VIT           VIT           VIT
                                                      STRATEGIC    STRUCTURED    STRUCTURED
                                           VIT      INTERNATIONAL   SMALL CAP    U.S. EQUITY     FORTY           OVERSEAS
                                      MID CAP VALUE    EQUITY        EQUITY         FUND       PORTFOLIO   (SERVICE SHARES) (J)
                                      ------------- ------------- ------------- ------------- ------------ --------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   82,795      $   44      $   117,311   $  160,886      $    5          $    90
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (66,216)        (32)        (147,374)    (116,403)       (202)            (213)
    Administrative expense...........      (8,662)         (3)         (19,230)     (14,967)        (15)             (15)
                                       ----------      ------      -----------   ----------      ------          -------
    Net investment income
     (loss)..........................       7,917           9          (49,293)      29,516        (212)            (138)
                                       ----------      ------      -----------   ----------      ------          -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     716,642       2,236        2,175,157    1,672,390       1,358           85,372
    Cost of investments sold.........   1,202,520       3,207        3,918,284    2,480,153       1,077           58,403
                                       ----------      ------      -----------   ----------      ------          -------
       Realized gains (losses)
        on fund shares...............    (485,878)       (971)      (1,743,127)    (807,763)        281           26,969
Realized gain distributions..........          --          --               --           --          --              941
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized gains (losses)......    (485,878)       (971)      (1,743,127)    (807,763)        281           27,910
Change in unrealized gains
 (losses)............................   1,732,208       1,363        4,235,335    2,204,244       5,161           33,570
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized and unrealized
     gains (losses) on
     investments.....................   1,246,330         392        2,492,208    1,396,481       5,442           61,480
                                       ----------      ------      -----------   ----------      ------          -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,254,247      $  401      $ 2,442,915   $1,425,997      $5,230          $61,342
                                       ==========      ======      ===========   ==========      ======          =======

--------
(j)Previously known as International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         LAZARD         LEGG MASON          LEGG MASON
                                       RETIREMENT    PARTNERS VARIABLE   PARTNERS VARIABLE LORD ABBETT  LORD ABBETT
                                      SERIES, INC.     INCOME TRUST      PORTFOLIOS I, INC SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ --------------------- ----------------- ----------- --------------
                                                        LEGG MASON          LEGG MASON
                                                        CLEARBRIDGE         CLEARBRIDGE
                                        EMERGING         VARIABLE            VARIABLE
                                        MARKETS         FUNDAMENTAL          INVESTORS
                                         EQUITY    VALUE PORTFOLIO I (K)  PORTFOLIO I (L)   ALL VALUE  BOND-DEBENTURE
                                      ------------ --------------------- ----------------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 21             $ 12                $ 18        $   16,767   $ 2,051,441
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (13)             (11)                (13)         (139,486)     (444,107)
    Administrative expense...........       (1)              (1)                 (1)          (18,439)      (61,063)
                                          ----             ----                ----        ----------   -----------
    Net investment income
     (loss)..........................        7               --                   4          (141,158)    1,546,271
                                          ----             ----                ----        ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      303               13                  16         1,874,916    12,374,627
    Cost of investments sold.........      215               22                  20         2,254,337    13,509,648
                                          ----             ----                ----        ----------   -----------
       Realized gains (losses)
        on fund shares...............       88               (9)                 (4)         (379,421)   (1,135,021)
Realized gain distributions..........       --               --                  --                --            --
                                          ----             ----                ----        ----------   -----------
    Net realized gains (losses)......       88               (9)                 (4)         (379,421)   (1,135,021)
Change in unrealized gains
 (losses)............................      386              210                 192         2,639,547     8,171,951
                                          ----             ----                ----        ----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      474              201                 188         2,260,126     7,036,930
                                          ----             ----                ----        ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $481             $201                $192        $2,118,968   $ 8,583,201
                                          ====             ====                ====        ==========   ===========

                                      LORD ABBETT
                                      SERIES FUND
                                      SUB-ACCOUNT
                                      -----------



                                      GROWTH AND
                                        INCOME
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   228,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (315,114)
    Administrative expense...........     (43,963)
                                      -----------
    Net investment income
     (loss)..........................    (130,323)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,051,992
    Cost of investments sold.........   6,567,339
                                      -----------
       Realized gains (losses)
        on fund shares...............  (2,515,347)
Realized gain distributions..........          --
                                      -----------
    Net realized gains (losses)......  (2,515,347)
Change in unrealized gains
 (losses)............................   6,228,600
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   3,713,253
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,582,930
                                      ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                               LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                               SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- -----------  ------------ ------------ --------------- ------------
                                                 GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                              OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                              ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $       --   $   120,480    $  2,705     $ 37,030      $ 27,252      $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (172,481)     (351,439)    (10,374)      (5,665)      (20,126)        (21,542)
    Administrative expense...................     (23,375)      (47,978)       (805)        (460)       (1,608)         (1,781)
                                               ----------   -----------    --------     --------      --------      ----------
    Net investment income (loss).............    (195,856)     (278,937)     (8,474)      30,905         5,518         (23,323)
                                               ----------   -----------    --------     --------      --------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,664,310     5,652,145     207,634      128,075       381,140         447,806
    Cost of investments sold.................   3,368,824    10,037,227     306,863      176,098       457,314         622,536
                                               ----------   -----------    --------     --------      --------      ----------
       Realized gains (losses) on fund
        shares...............................    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Realized gain distributions..................          --            --          --           --            --              --
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized gains (losses)..............    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Change in unrealized gains (losses)..........   5,340,518    10,300,690     358,342      181,754       424,077       1,063,886
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized and unrealized gains
     (losses) on investments.................   4,636,004     5,915,608     259,113      133,731       347,903         889,156
                                               ----------   -----------    --------     --------      --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $4,440,148   $ 5,636,671    $250,639     $164,636      $353,421      $  865,833
                                               ==========   ===========    ========     ========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                         MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                          INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                            TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------- --------------- --------------- ---------------
                                                                                                  MFS INVESTORS      MFS NEW
                                             MFS      MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY
                                           RESEARCH       BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         ------------ ------------ ------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  9,153     $ 67,383     $  8,306       $     86        $  3,177        $     --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (8,529)     (17,772)      (2,654)        (4,152)         (3,256)         (3,830)
    Administrative expense..............       (616)      (1,467)        (201)          (289)           (228)           (287)
                                           --------     --------     --------       --------        --------        --------
    Net investment income
     (loss).............................          8       48,144        5,451         (4,355)           (307)         (4,117)
                                           --------     --------     --------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    116,482      491,441       54,598        172,155         112,304         136,796
    Cost of investments sold............    148,857      509,569       65,387        195,605         113,646         160,913
                                           --------     --------     --------       --------        --------        --------
       Realized gains (losses) on
        fund shares.....................    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Realized gain distributions.............         --           --           --             --              --              --
                                           --------     --------     --------       --------        --------        --------
    Net realized gains (losses).........    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Change in unrealized gains
 (losses)...............................    192,086      163,872       67,205        102,124          50,374         171,548
                                           --------     --------     --------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments........................    159,711      145,744       56,416         78,674          49,032         147,431
                                           --------     --------     --------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $159,719     $193,888     $ 61,867       $ 74,319        $ 48,725        $143,314
                                           ========     ========     ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                      MFS
                                   RESEARCH      MFS UTILITIES    AGGRESSIVE      CAPITAL        DIVIDEND       EUROPEAN
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY     OPPORTUNITIES      GROWTH         EQUITY
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,826        $ 49,654       $       --    $   604,913    $ 3,221,454    $ 2,014,727
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (2,248)        (16,919)        (159,803)    (2,094,569)    (2,145,288)      (659,981)
    Administrative
     expense...................        (157)         (1,157)         (11,535)      (147,467)      (158,108)       (48,235)
                                    -------        --------       ----------    -----------    -----------    -----------
    Net investment income
     (loss)....................        (579)         31,578         (171,338)    (1,637,123)       918,058      1,306,511
                                    -------        --------       ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      41,961         187,612        2,186,559     27,134,976     29,337,367      9,562,131
    Cost of investments
     sold......................      42,742         231,843        2,439,138     36,191,727     32,287,454     13,187,498
                                    -------        --------       ----------    -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (3,625,367)
Realized gain
 distributions.................          --              --               --             --             --      2,547,543
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized gains
     (losses)..................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (1,077,824)
Change in unrealized gains
 (losses)......................      41,199         322,224        6,287,908     94,011,113     35,506,562     11,339,599
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      40,418         277,993        6,035,329     84,954,362     32,556,475     10,261,775
                                    -------        --------       ----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $39,839        $309,571       $5,863,991    $83,317,239    $33,474,533    $11,568,286
                                    =======        ========       ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                          SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         GLOBAL
                                          GLOBAL        DIVIDEND                                                    LIMITED
                                      ADVANTAGE (M)      GROWTH       HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    60,096    $ 2,768,534    $ 1,134,088    $   488,849    $ 5,248,661     $  700,757
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (21,823)      (699,779)      (183,810)      (194,335)    (1,340,007)      (209,554)
    Administrative expense...........       (1,573)       (52,192)       (13,144)       (14,219)       (99,431)       (15,476)
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................       36,700      2,016,563        937,134        280,295      3,809,223        475,727
                                       -----------    -----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,616,268      9,926,138      2,653,058      3,104,172     19,393,432      3,006,644
    Cost of investments sold.........    8,207,936     16,558,878      4,222,028      4,192,568     20,257,339      3,666,583
                                       -----------    -----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,591,668)    (6,632,740)    (1,568,970)    (1,088,396)      (863,907)      (659,939)
Realized gain distributions..........           --             --             --          7,481             --             --
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......   (2,591,668)    (6,632,740)    (1,568,970)    (1,080,915)      (863,907)      (659,939)
Change in unrealized gains
 (losses)............................    2,262,200     11,744,078      5,622,055      3,836,494     16,465,431        828,256
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (329,468)     5,111,338      4,053,085      2,755,579     15,601,524        168,317
                                       -----------    -----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (292,768)   $ 7,127,901    $ 4,990,219    $ 3,035,874    $19,410,747     $  644,044
                                       ===========    ===========    ===========    ===========    ===========     ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               EQUITY       OPPORTUNITIES
                               MONEY MARKET  S&P 500 INDEX    STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $    25,634    $   895,213    $ 2,812,987    $ 1,920,531      $       --      $    64,304
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................   (1,225,364)      (428,319)    (1,596,330)      (763,470)       (222,886)        (828,891)
    Administrative
     expense.................      (90,333)       (31,213)      (112,602)       (56,487)        (16,732)         (73,314)
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net investment income
     (loss)..................   (1,290,063)       435,681      1,104,055      1,100,574        (239,618)        (837,901)
                               -----------    -----------    -----------    -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......   45,090,337      4,864,382     21,953,051     12,656,237       2,531,049       10,890,528
    Cost of investments
     sold....................   45,090,337      5,972,197     29,427,557     20,575,849       2,455,597       11,270,120
                               -----------    -----------    -----------    -----------      ----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --     (1,107,815)    (7,474,506)    (7,919,612)         75,452         (379,592)
Realized gain
 distributions...............           --             --             --     18,824,573              --               --
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized gains
     (losses)................           --     (1,107,815)    (7,474,506)    10,904,961          75,452         (379,592)
Change in unrealized gains
 (losses)....................           --      7,755,938     26,717,710     (3,042,545)      7,087,581       28,109,155
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --      6,648,123     19,243,204      7,862,416       7,163,033       27,729,563
                               -----------    -----------    -----------    -----------      ----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(1,290,063)   $ 7,083,804    $20,347,259    $ 8,962,990      $6,923,415      $26,891,662
                               ===========    ===========    ===========    ===========      ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE           VARIABLE           VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT         INVESTMENT         INVESTMENT       INVESTMENT
                                  SERIES           SERIES             SERIES             SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)   (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ---------------- -------------------- ---------------- ----------------
                                 DIVIDEND         EUROPEAN            GLOBAL             GLOBAL
                                  GROWTH           EQUITY           ADVANTAGE       DIVIDEND GROWTH     HIGH YIELD
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (M) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ---------------- -------------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   926,881      $   604,144        $    30,521        $ 1,325,795       $1,085,994
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (877,239)        (267,346)           (19,583)          (435,171)        (225,508)
    Administrative
     expense................       (70,535)         (21,688)            (1,511)           (37,262)         (20,516)
                               -----------      -----------        -----------        -----------       ----------
    Net investment
     income (loss)..........       (20,893)         315,110              9,427            853,362          839,970
                               -----------      -----------        -----------        -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     7,193,002        2,881,475          4,236,098          4,472,547        2,924,220
    Cost of investments
     sold...................     8,838,176        3,905,333          5,524,165          7,429,720        3,530,162
                               -----------      -----------        -----------        -----------       ----------
       Realized gains
        (losses) on
        fund
        shares..............    (1,645,174)      (1,023,858)        (1,288,067)        (2,957,173)        (605,942)
Realized gain
 distributions..............            --          851,305                 --                 --               --
                               -----------      -----------        -----------        -----------       ----------
    Net realized gains
     (losses)...............    (1,645,174)        (172,553)        (1,288,067)        (2,957,173)        (605,942)
Change in unrealized
 gains (losses).............    12,598,038        3,687,426          1,045,866          5,749,172        4,591,823
                               -----------      -----------        -----------        -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    10,952,864        3,514,873           (242,201)         2,791,999        3,985,881
                               -----------      -----------        -----------        -----------       ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $10,931,971      $ 3,829,983        $  (232,774)       $ 3,645,361       $4,825,851
                               ===========      ===========        ===========        ===========       ==========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------
                                  INCOME
                                 BUILDER
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  416,571
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (223,191)
    Administrative
     expense................       (17,481)
                                ----------
    Net investment
     income (loss)..........       175,899
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,872,726
    Cost of investments
     sold...................     3,851,683
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............      (978,957)
Realized gain
 distributions..............         6,985
                                ----------
    Net realized gains
     (losses)...............      (971,972)
Change in unrealized
 gains (losses).............     3,597,816
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     2,625,844
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $2,801,743
                                ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                           SERIES           SERIES           SERIES           SERIES           SERIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ----------------
                                                           LIMITED
                                        INCOME PLUS        DURATION       MONEY MARKET    S&P 500 INDEX      STRATEGIST
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 6,704,735      $ 2,502,338      $    13,222      $ 1,858,992      $ 1,130,304
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,093,517)        (933,173)      (1,455,944)      (1,127,685)        (872,317)
    Administrative expense...........      (206,538)         (84,643)        (136,500)        (107,635)         (71,295)
                                        -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)..........................     4,404,680        1,484,522       (1,579,222)         623,672          186,692
                                        -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    22,787,738       10,338,189       54,402,438       13,062,334        7,426,162
    Cost of investments sold.........    23,737,905       12,845,621       54,402,438       15,200,257        9,708,460
                                        -----------      -----------      -----------      -----------      -----------
       Realized gains (losses)
        on fund shares...............      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Realized gain distributions..........            --               --               --               --               --
                                        -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)........................      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Change in unrealized gains
 (losses)............................    21,691,230        3,207,337               --       17,776,479       10,965,917
                                        -----------      -----------      -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    20,741,063          699,905               --       15,638,556        8,683,619
                                        -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $25,145,743      $ 2,184,427      $(1,579,222)     $16,262,228      $ 8,870,311
                                        ===========      ===========      ===========      ===========      ===========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                         UTILITIES
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   483,886
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (248,081)
    Administrative expense...........       (18,705)
                                        -----------
    Net investment income
     (loss)..........................       217,100
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,737,438
    Cost of investments sold.........     4,332,543
                                        -----------
       Realized gains (losses)
        on fund shares...............    (1,595,105)
Realized gain distributions..........     5,149,230
                                        -----------
    Net realized gains
     (losses)........................     3,554,125
Change in unrealized gains
 (losses)............................    (1,217,724)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,336,401
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 2,553,501
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          NEUBERGER &
                                             BERMAN
                                            ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                           MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                             TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------- ------------- ------------- ------------- -------------
                                                                      OPPENHEIMER                 OPPENHEIMER
                                                        OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL      OPPENHEIMER
                                          AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES    HIGH INCOME
                                          ------------ ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $    673    $       --    $   15,635     $      --    $  104,437     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (447)      (25,195)      (58,064)      (19,093)      (53,619)       (4,475)
    Administrative expense...............        (30)       (1,885)       (4,541)       (1,571)       (4,322)         (364)
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net investment income (loss).........        196       (27,080)      (46,970)      (20,664)       46,496        (4,839)
                                            --------    ----------    ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     13,953       577,872     1,530,215       554,143     1,909,006        90,632
    Cost of investments sold.............     24,571     1,047,197     1,918,270       931,148     2,505,972       342,558
                                            --------    ----------    ----------     ---------    ----------     ---------
       Realized gains (losses) on
        fund shares......................    (10,618)     (469,325)     (388,055)     (377,005)     (596,966)     (251,926)
Realized gain distributions..............      2,988            --            --            --        99,579            --
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized gains (losses)..........     (7,630)     (469,325)     (388,055)     (377,005)     (497,387)     (251,926)
Change in unrealized gains (losses)......     20,935       815,817     2,039,475       501,628     1,753,670       336,305
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.............     13,305       346,492     1,651,420       124,623     1,256,283        84,379
                                            --------    ----------    ----------     ---------    ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 13,501    $  319,412    $1,604,450     $ 103,959    $1,302,779     $  79,540
                                            ========    ==========    ==========     =========    ==========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                                                                                     VARIABLE
                                          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS
                                           VARIABLE      VARIABLE      VARIABLE       VARIABLE    (SERVICE SHARES
                                         ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- -------------- ---------------
                                                        OPPENHEIMER
                                          OPPENHEIMER   MAIN STREET   OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                          MAIN STREET    SMALL CAP    MIDCAP FUND  STRATEGIC BOND  BALANCED (SS)
                                         ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   46,801     $ 16,473      $      --     $   17,928     $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (31,664)     (20,592)        (9,272)       (46,230)       (238,761)
    Administrative expense..............      (2,354)      (1,729)          (665)        (3,432)        (32,799)
                                          ----------     --------      ---------     ----------     -----------
    Net investment income
     (loss).............................      12,783       (5,848)        (9,937)       (31,734)       (271,560)
                                          ----------     --------      ---------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     799,878      591,709        222,361      1,533,978       3,627,341
    Cost of investments sold............   1,044,386      659,238        323,876      1,649,028       6,205,964
                                          ----------     --------      ---------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................    (244,508)     (67,529)      (101,515)      (115,050)     (2,578,623)
Realized gain distributions.............          --           --             --          2,702              --
                                          ----------     --------      ---------     ----------     -----------
    Net realized gains (losses).........    (244,508)     (67,529)      (101,515)      (112,348)     (2,578,623)
Change in unrealized gains
 (losses)...............................     774,954      597,880        294,690        645,807       5,895,761
                                          ----------     --------      ---------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     530,446      530,351        193,175        533,459       3,317,138
                                          ----------     --------      ---------     ----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  543,229     $524,503      $ 183,238     $  501,725     $ 3,045,578
                                          ==========     ========      =========     ==========     ===========

                                            OPPENHEIMER
                                             VARIABLE
                                           ACCOUNT FUNDS
                                          (SERVICE SHARES
                                              ("SS"))
                                            SUB-ACCOUNT
                                         -----------------
                                            OPPENHEIMER
                                              CAPITAL
                                         APPRECIATION (SS)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $     2,852
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (570,710)
    Administrative expense..............        (77,907)
                                            -----------
    Net investment income
     (loss).............................       (645,765)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      8,676,772
    Cost of investments sold............     10,856,910
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (2,180,138)
Realized gain distributions.............             --
                                            -----------
    Net realized gains (losses).........     (2,180,138)
Change in unrealized gains
 (losses)...............................     17,056,722
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     14,876,584
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $14,230,819
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                      VARIABLE        VARIABLE         VARIABLE        VARIABLE        VARIABLE
                                    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                   (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                       ("SS"))         ("SS"))         ("SS"))          ("SS"))         ("SS"))
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- --------------- ---------------- --------------- ---------------
                                                     OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     OPPENHEIMER       GLOBAL        OPPENHEIMER         MAIN         MAIN STREET
                                   CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)
                                   --------------- --------------- ---------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $        --     $   419,096     $        --      $ 1,019,263     $   168,547
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (447,411)       (293,359)       (193,937)        (873,422)       (362,984)
    Administrative expense........       (62,575)        (40,378)        (26,729)        (118,207)        (49,165)
                                     -----------     -----------     -----------      -----------     -----------
    Net investment income
     (loss).......................      (509,986)         85,359        (220,666)          27,634        (243,602)
                                     -----------     -----------     -----------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     5,464,084       4,991,285       2,058,795       11,212,318       5,751,938
    Cost of investments
     sold.........................     8,557,430       6,856,701       5,629,056       14,723,657       7,524,602
                                     -----------     -----------     -----------      -----------     -----------
       Realized gains
        (losses) on fund
        shares....................    (3,093,346)     (1,865,416)     (3,570,261)      (3,511,339)     (1,772,664)
Realized gain distributions.......            --         464,748              --               --              --
                                     -----------     -----------     -----------      -----------     -----------
    Net realized gains
     (losses).....................    (3,093,346)     (1,400,668)     (3,570,261)      (3,511,339)     (1,772,664)
Change in unrealized gains
 (losses).........................     6,089,497       7,992,226       6,936,998       17,965,754       9,851,227
                                     -----------     -----------     -----------      -----------     -----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,996,151       6,591,558       3,366,737       14,454,415       8,078,563
                                     -----------     -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $ 2,486,165     $ 6,676,917     $ 3,146,071      $14,482,049     $ 7,834,961
                                     ===========     ===========     ===========      ===========     ===========

                                     OPPENHEIMER
                                       VARIABLE
                                    ACCOUNT FUNDS
                                   (SERVICE SHARES
                                       ("SS"))
                                     SUB-ACCOUNT
                                   ----------------

                                     OPPENHEIMER
                                   MIDCAP FUND (SS)
                                   ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (128,534)
    Administrative expense........       (17,136)
                                      ----------
    Net investment income
     (loss).......................      (145,670)
                                      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,704,609
    Cost of investments
     sold.........................     2,525,886
                                      ----------
       Realized gains
        (losses) on fund
        shares....................      (821,277)
Realized gain distributions.......            --
                                      ----------
    Net realized gains
     (losses).....................      (821,277)
Change in unrealized gains
 (losses).........................     3,351,145
                                      ----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,529,868
                                      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $2,384,198
                                      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                            OPPENHEIMER
                                             VARIABLE           PIMCO           PIMCO       PIMCO       PIMCO         PIMCO
                                           ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE    VARIABLE       VARIABLE
                                          (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE     INSURANCE
                                              ("SS"))           TRUST           TRUST       TRUST       TRUST         TRUST
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
                                                                                                      PIMCO VIT     PIMCO VIT
                                            OPPENHEIMER                                     PIMCO     COMMODITY      EMERGING
                                             STRATEGIC       FOREIGN BOND       MONEY       TOTAL    REALRETURN    MARKETS BOND
                                             BOND (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN     STRATEGY   (ADVISOR SHARES)
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   231,585          $ 63          $   27      $   58     $ 178,741      $ 66,661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,300,932)          (26)           (336)        (16)      (42,543)      (16,796)
    Administrative expense...............      (178,693)           (2)            (24)         (1)       (5,445)       (2,174)
                                            -----------          ----          ------      ------     ---------      --------
    Net investment income (loss).........    (1,248,040)           35            (334)         41       130,753        47,691
                                            -----------          ----          ------      ------     ---------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    16,110,689            37           4,967       2,492       411,597       321,463
    Cost of investments sold.............    17,331,676            36           4,967       2,463       598,828       352,123
                                            -----------          ----          ------      ------     ---------      --------
       Realized gains (losses) on
        fund shares......................    (1,220,987)            1              --          29      (187,231)      (30,660)
Realized gain distributions..............        72,581           215              --          32       315,028            --
                                            -----------          ----          ------      ------     ---------      --------
    Net realized gains (losses)..........    (1,148,406)          216              --          61       127,797       (30,660)
Change in unrealized gains (losses)......    16,633,969           (12)             --          46       727,691       255,294
                                            -----------          ----          ------      ------     ---------      --------
    Net realized and unrealized gains
     (losses) on investments.............    15,485,563           204              --         107       855,488       224,634
                                            -----------          ----          ------      ------     ---------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $14,237,523          $239          $ (334)     $  148     $ 986,241      $272,325
                                            ===========          ====          ======      ======     =========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               PIMCO           PIMCO
                                             VARIABLE        VARIABLE                                  PUTNAM
                                          INSURANCE TRUST INSURANCE TRUST PREMIER VIT PREMIER VIT  VARIABLE TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- --------------- ----------- ------------ --------------
                                             PIMCO VIT       PIMCO VIT       NACM
                                            REAL RETURN    TOTAL RETURN    SMALL CAP                VT AMERICAN
                                             (ADVISOR        (ADVISOR      PORTFOLIO     OPCAP       GOVERNMENT
                                              SHARES)         SHARES)     CLASS I (N) BALANCED (M)     INCOME
                                          --------------- --------------- ----------- ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  254,230      $1,442,999      $    --     $   270     $ 1,795,520
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (130,002)       (419,270)          (7)        (25)       (601,017)
    Administrative expense...............      (16,505)        (54,504)          --          (2)             --
                                            ----------      ----------      -------     -------     -----------
    Net investment income (loss).........      107,723         969,225           (7)        243       1,194,503
                                            ----------      ----------      -------     -------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,751,795       6,224,493        1,217       5,806      10,622,994
    Cost of investments sold.............    2,847,162       6,010,045        2,534      10,179      10,281,874
                                            ----------      ----------      -------     -------     -----------
       Realized gains (losses) on
        fund shares......................      (95,367)        214,448       (1,317)     (4,373)        341,120
Realized gain distributions..............      359,816       1,000,366           --          --              --
                                            ----------      ----------      -------     -------     -----------
    Net realized gains (losses)..........      264,449       1,214,814       (1,317)     (4,373)        341,120
Change in unrealized gains (losses)......      905,157         965,028        1,284       3,911       6,036,751
                                            ----------      ----------      -------     -------     -----------
    Net realized and unrealized gains
     (losses) on investments.............    1,169,606       2,179,842          (33)       (462)      6,377,871
                                            ----------      ----------      -------     -------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $1,277,329      $3,149,067      $   (40)    $  (219)    $ 7,572,374
                                            ==========      ==========      =======     =======     ===========

                                                PUTNAM
                                            VARIABLE TRUST
                                              SUB-ACCOUNT
                                          -------------------


                                              VT CAPITAL
                                          APPRECIATION (O)(P)
                                          -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................     $    97,358
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........         (10,459)
    Administrative expense...............              --
                                              -----------
    Net investment income (loss).........          86,899
                                              -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       6,065,604
    Cost of investments sold.............      11,224,067
                                              -----------
       Realized gains (losses) on
        fund shares......................      (5,158,463)
Realized gain distributions..............              --
                                              -----------
    Net realized gains (losses)..........      (5,158,463)
Change in unrealized gains (losses)......       4,619,172
                                              -----------
    Net realized and unrealized gains
     (losses) on investments.............        (539,291)
                                              -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................     $  (452,392)
                                              ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(n)Previously known as Premier VIT NACM Small Cap
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                     VT THE GEORGE
                                           VT CAPITAL    VT DISCOVERY  VT DIVERSIFIED   VT EQUITY     PUTNAM FUND
                                         OPPORTUNITIES  GROWTH (Q)(O)      INCOME       INCOME (R)     OF BOSTON
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   20,265    $     2,402    $ 2,853,904    $ 1,054,968    $ 3,526,480
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (48,503)       (12,094)      (552,498)    (1,184,984)    (1,052,825)
    Administrative expense..............           --         (1,143)          (274)       (60,105)       (49,157)
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income (loss)........      (28,238)       (10,835)     2,301,132       (190,121)     2,424,498
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      731,101      7,243,808      9,118,358     15,972,121     12,880,927
    Cost of investments sold............    1,043,626     10,987,008     11,488,812     15,737,426     22,085,887
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Change in unrealized gains
 (losses)...............................    1,677,276      3,600,148     17,162,129     26,826,357     23,141,018
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,364,751       (143,052)    14,791,675     27,061,052     13,936,058
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,336,513    $  (153,887)   $17,092,807    $26,870,931    $16,360,556
                                           ==========    ===========    ===========    ===========    ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                          GLOBAL ASSET
                                           ALLOCATION
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,666,290
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (398,787)
    Administrative expense..............      (25,078)
                                          -----------
    Net investment income (loss)........    1,242,425
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,409,081
    Cost of investments sold............    6,921,906
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,512,825)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,512,825)
Change in unrealized gains
 (losses)...............................    8,448,755
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,935,930
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 8,178,355
                                          ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                              PUTNAM         PUTNAM          PUTNAM         PUTNAM         PUTNAM
                                          VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- --------------- -------------- -------------- --------------
                                            VT GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH
                                              EQUITY     HEALTH CARE (S) UTILITIES (T)      INCOME     OPPORTUNITIES
                                          -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $        --     $       --      $  899,777    $  4,961,626    $   76,890
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,052)      (460,764)       (304,320)     (2,473,640)     (140,761)
    Administrative expense...............           --         (9,436)         (5,919)        (67,410)          (87)
                                           -----------     ----------      ----------    ------------    ----------
    Net investment income (loss).........     (308,052)      (470,200)        589,538       2,420,576       (63,958)
                                           -----------     ----------      ----------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    3,683,506      5,877,326       4,841,771      32,818,792     1,284,092
    Cost of investments sold.............    6,669,895      6,429,444       5,732,840      59,714,788     2,038,778
                                           -----------     ----------      ----------    ------------    ----------
       Realized gains (losses) on
        fund shares......................   (2,986,389)      (552,118)       (891,069)    (26,895,996)     (754,686)
Realized gain distributions..............           --      3,772,562       1,494,095              --            --
                                           -----------     ----------      ----------    ------------    ----------
    Net realized gains (losses)..........   (2,986,389)     3,220,444         603,026     (26,895,996)     (754,686)
Change in unrealized gains (losses)......    8,971,464      4,460,926        (223,334)     69,566,817     4,125,145
                                           -----------     ----------      ----------    ------------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    5,985,075      7,681,370         379,692      42,670,821     3,370,459
                                           -----------     ----------      ----------    ------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 5,677,023     $7,211,170      $  969,230    $ 45,091,397    $3,306,501
                                           ===========     ==========      ==========    ============    ==========

                                              PUTNAM
                                          VARIABLE TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          VT HIGH YIELD
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 5,449,597
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (740,434)
    Administrative expense...............      (54,408)
                                           -----------
    Net investment income (loss).........    4,654,755
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   12,442,503
    Cost of investments sold.............   16,012,544
                                           -----------
       Realized gains (losses) on
        fund shares......................   (3,570,041)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (3,570,041)
Change in unrealized gains (losses)......   19,461,222
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   15,891,181
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $20,545,936
                                           ===========

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- ----------------
                                                                             VT             VT
                                                              VT       INTERNATIONAL  INTERNATIONAL
                                                        INTERNATIONAL    GROWTH AND        NEW
                                           VT INCOME        EQUITY         INCOME     OPPORTUNITIES  VT INVESTORS (O)
                                         -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 7,347,595    $         --   $        --     $  279,647     $   749,875
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,727,714)     (1,951,881)     (344,638)      (265,514)       (868,582)
    Administrative expense..............     (120,518)       (113,427)           --             --         (16,382)
                                          -----------    ------------   -----------     ----------     -----------
    Net investment income (loss)........    5,499,363      (2,065,308)     (344,638)        14,133        (135,089)
                                          -----------    ------------   -----------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   29,012,905      24,265,008     4,512,862      2,639,960      11,058,947
    Cost of investments sold............   34,637,799      41,300,150     8,343,962      3,159,086      16,971,980
                                          -----------    ------------   -----------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Realized gain distributions.............           --              --            --             --              --
                                          -----------    ------------   -----------     ----------     -----------
    Net realized gains (losses).........   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Change in unrealized gains
 (losses)...............................   45,504,357      47,135,096     9,678,938      6,546,075      23,182,069
                                          -----------    ------------   -----------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   39,879,463      30,099,954     5,847,838      6,026,949      17,269,036
                                          -----------    ------------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $45,378,826    $ 28,034,646   $ 5,503,200     $6,041,082     $17,133,947
                                          ===========    ============   ===========     ==========     ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------


                                               VT
                                         MID CAP VALUE
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    23,411
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (97,688)
    Administrative expense..............           --
                                          -----------
    Net investment income (loss)........      (74,277)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,357,354
    Cost of investments sold............    3,972,367
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,615,013)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,615,013)
Change in unrealized gains
 (losses)...............................    3,899,838
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,284,825
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 2,210,548
                                          ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                       PUTNAM            PUTNAM             PUTNAM          PUTNAM         PUTNAM
                                   VARIABLE TRUST    VARIABLE TRUST     VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------------- ---------------- -------------- --------------
                                                                                           VT OTC &
                                         VT              VT NEW                            EMERGING
                                    MONEY MARKET  OPPORTUNITIES (O)(P) VT NEW VALUE (R)   GROWTH (U)    VT RESEARCH
                                   -------------- -------------------- ---------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   318,095       $   192,205        $  1,984,335    $         --   $   371,562
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................   (1,999,036)         (707,002)           (117,815)        (19,203)     (441,053)
    Administrative expense........     (187,724)           (7,149)             (7,781)             --        (6,027)
                                    -----------       -----------        ------------    ------------   -----------
    Net investment income
     (loss).......................   (1,868,665)         (521,946)          1,858,739         (19,203)      (75,518)
                                    -----------       -----------        ------------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   87,059,699         8,465,236          68,821,898      11,682,471     5,551,441
    Cost of investments
     sold.........................   87,059,699        15,071,656         151,511,723      27,767,001     7,794,645
                                    -----------       -----------        ------------    ------------   -----------
       Realized gains
        (losses) on fund
        shares....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Realized gain distributions.......           --                --                  --              --            --
                                    -----------       -----------        ------------    ------------   -----------
    Net realized gains
     (losses).....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Change in unrealized gains
 (losses).........................           --        21,314,340          76,611,056      15,748,401    11,170,771
                                    -----------       -----------        ------------    ------------   -----------
    Net realized and
     unrealized gains (losses)
     on investments...............           --        14,707,920          (6,078,769)       (336,129)    8,927,567
                                    -----------       -----------        ------------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $(1,868,665)      $14,185,974        $ (4,220,030)   $   (355,332)  $ 8,852,049
                                    ===========       ===========        ============    ============   ===========

                                       PUTNAM
                                   VARIABLE TRUST
                                    SUB-ACCOUNT
                                   --------------

                                    VT SMALL CAP
                                       VALUE
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   842,153
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................     (703,807)
    Administrative expense........      (15,706)
                                    -----------
    Net investment income
     (loss).......................      122,640
                                    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    9,540,961
    Cost of investments
     sold.........................   16,792,257
                                    -----------
       Realized gains
        (losses) on fund
        shares....................   (7,251,296)
Realized gain distributions.......           --
                                    -----------
    Net realized gains
     (losses).....................   (7,251,296)
Change in unrealized gains
 (losses).........................   19,944,310
                                    -----------
    Net realized and
     unrealized gains (losses)
     on investments...............   12,693,014
                                    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $12,815,654
                                    ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                        PUTNAM         PUTNAM       RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -------------- -------------- --------------- ---------------- ----------------
                                                                    RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                                                     LARGE CAP       LARGE CAP        LARGE CAP
                                     VT VISTA (U)    VT VOYAGER   CORE EQUITY (M) GROWTH STOCK (M) VALUE EQUITY (M)
                                    -------------- -------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $        --    $  1,129,201    $    11,028     $    56,918      $    82,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................     (551,443)     (1,885,056)        (5,739)        (24,486)         (25,981)
    Administrative expense.........      (10,342)        (78,193)          (556)         (1,972)          (2,124)
                                     -----------    ------------    -----------     -----------      -----------
    Net investment income
     (loss)........................     (561,785)       (834,048)         4,733          30,460           54,226
                                     -----------    ------------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    6,525,913      25,885,632      1,486,824       6,821,236        7,247,018
    Cost of investments sold.......    9,281,428      38,413,236      2,544,416      11,957,691       10,192,644
                                     -----------    ------------    -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Realized gain distributions........           --              --             --              --               --
                                     -----------    ------------    -----------     -----------      -----------
    Net realized gains
     (losses)......................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Change in unrealized gains
 (losses)..........................   16,842,787      77,780,458        954,967       5,112,992        2,323,580
                                     -----------    ------------    -----------     -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................   14,087,272      65,252,854       (102,625)        (23,463)        (622,046)
                                     -----------    ------------    -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $13,525,487    $ 64,418,806    $   (97,892)    $     6,997      $  (567,820)
                                     ===========    ============    ===========     ===========      ===========

                                      RIDGEWORTH
                                    VARIABLE TRUST
                                     SUB-ACCOUNT
                                    --------------
                                      RIDGEWORTH
                                     MID CAP CORE
                                      EQUITY (M)
                                    --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $    19,820
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................       (8,849)
    Administrative expense.........         (722)
                                     -----------
    Net investment income
     (loss)........................       10,249
                                     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    2,531,350
    Cost of investments sold.......    4,711,480
                                     -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,180,130)
Realized gain distributions........           --
                                     -----------
    Net realized gains
     (losses)......................   (2,180,130)
Change in unrealized gains
 (losses)..........................    2,075,372
                                     -----------
    Net realized and unrealized
     gains (losses) on
     investments...................     (104,758)
                                     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $   (94,509)
                                     ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                            RIDGEWORTH        RYDEX      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          VARIABLE TRUST  VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- -------------- ------------- ------------- ------------- -------------
                                                             RYDEX VT                   VAN KAMPEN    VAN KAMPEN
                                            RIDGEWORTH      NASDAQ 100    VAN KAMPEN     UIF CORE    UIF EMERGING   VAN KAMPEN
                                            SMALL CAP        STRATEGY     UIF CAPITAL   PLUS FIXED      MARKETS     UIF GLOBAL
                                         VALUE EQUITY (M)      FUND         GROWTH        INCOME        EQUITY     VALUE EQUITY
                                         ---------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    22,425        $  --       $        --    $ 95,951     $        --     $ 1,207
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (12,796)          (1)         (389,023)    (15,633)       (442,476)       (259)
    Administrative expense..............        (1,201)          --           (32,613)     (1,085)        (28,516)        (18)
                                           -----------        -----       -----------    --------     -----------     -------
    Net investment income
     (loss).............................         8,428           (1)         (421,636)     79,233        (470,992)        930
                                           -----------        -----       -----------    --------     -----------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,508,006          591         6,176,003     330,570       4,194,646       8,909
    Cost of investments sold............     7,533,906          862         7,030,753     366,188       5,916,650      17,512
                                           -----------        -----       -----------    --------     -----------     -------
       Realized gains (losses) on
        fund shares.....................    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Realized gain distributions.............            --           --                --          --              --          --
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized gains (losses).........    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Change in unrealized gains
 (losses)...............................     4,014,617          231        13,956,146      37,367      16,865,660       8,650
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized and unrealized
     gains (losses) on
     investments........................       (11,283)         (40)       13,101,396       1,749      15,143,656          47
                                           -----------        -----       -----------    --------     -----------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $    (2,855)       $ (41)      $12,679,760    $ 80,982     $14,672,664     $   977
                                           ===========        =====       ===========    ========     ===========     =======

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                   INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- -------------- -------------- ------------- ------------- -------------
                                                                                VAN KAMPEN
                                    VAN KAMPEN   VAN KAMPEN UIF                  UIF U.S.     VAN KAMPEN
                                        UIF      INTERNATIONAL  VAN KAMPEN UIF    MID CAP      UIF U.S.     VAN KAMPEN
                                    HIGH YIELD       MAGNUM     MID CAP GROWTH     VALUE      REAL ESTATE    UIF VALUE
                                   ------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $  450      $   510,979    $        --    $   671,608   $   626,453    $  2,575
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (77)        (257,411)      (284,664)      (825,414)     (298,982)     (1,156)
    Administrative expense........        (6)         (16,745)       (18,056)       (60,053)      (19,149)        (79)
                                      ------      -----------    -----------    -----------   -----------    --------
    Net investment income
     (loss).......................       367          236,823       (302,720)      (213,859)      308,322       1,340
                                      ------      -----------    -----------    -----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,396        3,882,121      4,314,519      9,461,771     3,365,822      33,891
    Cost of investments
     sold.........................     1,053        6,086,054      6,169,878     15,579,346     6,406,366      53,663
                                      ------      -----------    -----------    -----------   -----------    --------
       Realized gains
        (losses) on fund
        shares....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Realized gain distributions.......        --               --             --             --            --          --
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized gains
     (losses).....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Change in unrealized gains
 (losses).........................     1,081        6,446,903     10,006,419     23,337,971     7,591,218      38,152
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized and
     unrealized gains (losses)
     on investments...............     1,424        4,242,970      8,151,060     17,220,396     4,550,674      18,380
                                      ------      -----------    -----------    -----------   -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $1,791      $ 4,479,793    $ 7,848,340    $17,006,537   $ 4,858,996    $ 19,720
                                      ======      ===========    ===========    ===========   ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN    VAN KAMPEN
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF EQUITY    UIF GLOBAL     UIF INT'L
                                            GROWTH     MARKETS DEBT     EQUITY      AND INCOME     FRANCHISE   GROWTH EQUITY
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $1,579,704    $        --   $ 1,317,962   $ 5,386,713   $   27,997
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (122,523)     (282,244)      (218,488)     (660,924)     (972,520)     (51,798)
    Administrative expense..............     (16,467)      (38,471)       (28,534)      (89,345)     (127,121)      (6,464)
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net investment income (loss)........    (138,990)    1,258,989       (247,022)      567,693     4,287,072      (30,265)
                                          ----------    ----------    -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,916,871     4,310,633      3,114,550     9,463,291    12,760,655      809,128
    Cost of investments sold............   2,062,180     5,165,235      4,605,890    11,513,968    16,392,074    1,112,792
                                          ----------    ----------    -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    (145,309)     (854,602)    (1,491,340)   (2,050,677)   (3,631,419)    (303,664)
Realized gain distributions.............          --            --             --            --     3,471,089           --
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized gains (losses).........    (145,309)     (854,602)    (1,491,340)   (2,050,677)     (160,330)    (303,664)
Change in unrealized gains
 (losses)...............................   4,439,121     4,474,082      9,374,581    10,222,886    12,292,926    1,389,961
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   4,293,812     3,619,480      7,883,241     8,172,209    12,132,596    1,086,297
                                          ----------    ----------    -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $4,154,822    $4,878,469    $ 7,636,219   $ 8,739,902   $16,419,668   $1,056,032
                                          ==========    ==========    ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       THE          VAN          VAN
                                      THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL    UNIVERSAL     KAMPEN       KAMPEN
                                      INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    LIFE         LIFE
                                       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.  INVESTMENT   INVESTMENT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)      TRUST        TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- -------------- -------------- ------------- -----------  -----------
                                       VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF  VAN KAMPEN
                                       UIF MID CAP  SMALL COMPANY   U.S. MID CAP    UIF U.S.
                                         GROWTH         GROWTH         VALUE       REAL ESTATE  LIT CAPITAL      LIT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)     GROWTH      COMSTOCK
                                      ------------- -------------- -------------- ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --   $        --    $   484,053   $  1,340,918  $    25,480  $ 1,776,908
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (446,488)     (188,036)      (610,922)      (635,889)    (323,457)    (500,996)
    Administrative expense...........      (58,159)      (23,942)       (79,583)       (86,052)     (22,283)     (36,554)
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net investment income
     (loss)..........................     (504,647)     (211,978)      (206,452)       618,977     (320,260)   1,239,358
                                       -----------   -----------    -----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    8,592,255     2,880,592      9,200,839     14,578,189    4,541,071    7,986,410
    Cost of investments sold.........   12,957,927     3,945,784     15,664,154     27,442,923    6,805,693   11,490,119
                                       -----------   -----------    -----------   ------------  -----------  -----------
       Realized gains (losses)
        on fund shares...............   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Realized gain distributions..........           --            --             --             --           --           --
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized gains (losses)......   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Change in unrealized gains
 (losses)............................   18,035,301     5,880,984     20,023,617     24,898,064   13,534,015   11,005,018
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   13,669,629     4,815,792     13,560,302     12,033,330   11,269,393    7,501,309
                                       -----------   -----------    -----------   ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,164,982   $ 4,603,814    $13,353,850   $ 12,652,307  $10,949,133  $ 8,740,667
                                       ===========   ===========    ===========   ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                   VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN       LIFE          LIFE           LIFE         LIFE
                                         LIFE           LIFE       INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT
                                      INVESTMENT     INVESTMENT       TRUST        TRUST          TRUST         TRUST
                                         TRUST         TRUST       (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ---------------- -----------  ------------  -------------- -----------
                                                                   LIT CAPITAL                LIT GROWTH AND LIT MID CAP
                                          LIT           LIT          GROWTH     LIT COMSTOCK      INCOME       GROWTH
                                      GOVERNMENT  MONEY MARKET (V) (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      ----------- ---------------- -----------  ------------  -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 62,894      $      348    $        --  $  6,309,204   $ 3,008,706   $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (12,052)        (45,048)      (483,875)   (2,245,657)   (1,204,079)     (164,846)
    Administrative expense...........      (983)         (3,489)       (48,734)     (239,777)     (159,371)      (17,350)
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net investment income
     (loss)..........................    49,859         (48,189)      (532,609)    3,823,770     1,645,256      (182,196)
                                       --------      ----------    -----------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   518,937       5,720,470      6,024,942    27,284,384    14,724,919     2,193,251
    Cost of investments sold.........   529,004       5,720,470      7,112,837    38,621,491    19,021,148     3,675,708
                                       --------      ----------    -----------  ------------   -----------   -----------
       Realized gains (losses)
        on fund shares...............   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Realized gain distributions..........        --              --             --            --            --            --
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized gains (losses)......   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Change in unrealized gains
 (losses)............................   (46,509)             --     16,603,977    42,579,696    19,943,191     6,321,039
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (56,576)             --     15,516,082    31,242,589    15,646,962     4,838,582
                                       --------      ----------    -----------  ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (6,717)     $  (48,189)   $14,983,473  $ 35,066,359   $17,292,218   $ 4,656,386
                                       ========      ==========    ===========  ============   ===========   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                 VAN KAMPEN LIFE
                                                                 INVESTMENT TRUST
                                                                    (CLASS II)
                                                                   SUB-ACCOUNT
                                                                 ----------------
                                                                       LIT
                                                                   MONEY MARKET
                                                                  (CLASS II) (V)
                                                                 ----------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................   $     3,078
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................      (436,449)
    Administrative expense......................................       (59,182)
                                                                   -----------
    Net investment income (loss)................................      (492,553)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    47,125,848
    Cost of investments sold....................................    47,125,848
                                                                   -----------
       Realized gains (losses) on fund shares...................            --
Realized gain distributions.....................................            --
                                                                   -----------
    Net realized gains (losses).................................            --
Change in unrealized gains (losses).............................            --
                                                                   -----------
    Net realized and unrealized gains (losses) on investments...            --
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  (492,553)
                                                                   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                 ADVANCED              ADVANCED
                                                       SERIES TRUST             SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------  -----------------------  ------------------
                                                           AST                                             AST
                                                   ACADEMIC STRATEGIES              AST                AGGRESSIVE
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES     ASSET ALLOCATION
                                                 -----------------------  -----------------------  ------------------
                                                    2009         2008        2009         2008       2009      2008
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   44,272  $   (33,789) $   26,435  $     4,622  $    (78) $   (859)
Net realized gains (losses).....................   (607,288)  (1,716,106)   (100,516)    (476,165)  (12,497)  (23,332)
Change in unrealized gains (losses).............  1,664,740   (1,673,389)    463,192     (246,425)   34,096   (52,880)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  1,101,724   (3,423,284)    389,111     (717,968)   21,521   (77,071)
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    137,329   10,944,765     284,123    2,313,219        --   197,404
Benefit payments................................         --           --          --           --        --        --
Payments on termination.........................   (310,554)    (201,029)    (26,336)     (30,538)     (912)       --
Contract maintenance charge.....................    (12,833)      (1,372)     (5,580)        (511)      (64)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    116,363   (4,885,250)    306,495   (1,438,097)     (594)  (87,223)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (69,695)   5,857,114     558,702      844,073    (1,570)  110,162
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,032,029    2,433,830     947,813      126,105    19,951    33,091
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  6,065,016    3,631,186   1,364,986    1,238,881    87,102    54,011
                                                 ----------  -----------  ----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,097,045  $ 6,065,016  $2,312,799  $ 1,364,986  $107,053  $ 87,102
                                                 ==========  ===========  ==========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    867,264      348,463     188,627      118,452    14,799     5,213
       Units issued.............................    375,660    1,763,431     178,430      429,900     8,146    25,121
       Units redeemed...........................   (412,210)  (1,244,630)   (109,917)    (359,725)   (8,562)  (15,535)
                                                 ----------  -----------  ----------  -----------  --------  --------
    Units outstanding at end of period..........    830,714      867,264     257,140      188,627    14,383    14,799
                                                 ==========  ===========  ==========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST                 AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN  AMERICAN CENTURY
                                                         CORE VALUE       GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   681  $  1,758  $    194  $    (20) $   119  $    38
Net realized gains (losses).........................    (769)   (6,809)  (17,596)   (1,817)    (979)    (567)
Change in unrealized gains (losses).................   4,694   (15,290)   17,574   (22,277)   1,997   (1,038)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...   4,606   (20,341)      172   (24,114)   1,137   (1,567)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --        --        --       --   12,787
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (865)       --   (14,984)  (21,990)      --       --
Contract maintenance charge.........................     (10)       (3)      (13)      (11)     (11)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  25,705    33,199        10    27,852   (3,815)    (103)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  24,830    33,196   (14,987)    5,851   (3,826)  12,684
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  29,436    12,855   (14,815)  (18,263)  (2,689)  11,117
NET ASSETS AT BEGINNING OF PERIOD...................  22,378     9,523    30,079    48,342   11,117       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $51,814  $ 22,378  $ 15,264  $ 30,079  $ 8,428  $11,117
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,100     1,001     5,058     4,741    1,808       --
       Units issued.................................   3,892    10,496        31     3,023      688    2,190
       Units redeemed...............................    (158)   (7,397)   (2,914)   (2,706)  (1,315)    (382)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   7,834     4,100     2,175     5,058    1,181    1,808
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ADVANCED                ADVANCED              ADVANCED
                                                 SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                      AST                   AST
                                                   BALANCED                  BOND                  BOND
                                               ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                           -----------------------  ----------------------  ------------------
                                              2009         2008        2009      2008 (W)     2009    2008 (W)
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    4,651  $   (17,458) $  (15,154) $   (4,587) $ (4,250) $   (304)
Net realized gains (losses)...............   (278,048)    (966,821)     67,797      52,514     2,702     9,480
Change in unrealized gains (losses).......  1,459,784     (284,136)   (132,716)    165,714    (9,053)    8,867
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations...............................  1,186,387   (1,268,415)    (80,073)    213,641   (10,601)   18,043
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................  1,108,540    6,397,142          --          --        --        --
Benefit payments..........................         --           --          --          --        --        --
Payments on termination...................    (59,497)     (81,603)         --          --      (683)       --
Contract maintenance charge...............    (26,228)      (1,448)       (605)         --      (133)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................  1,938,542   (1,195,631)    134,871     837,550   302,624    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions....................  2,961,357    5,118,460     134,266     837,550   301,808    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  4,147,744    3,850,045      54,193   1,051,191   291,207    74,817
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,519,060      669,015   1,051,191          --    74,817        --
                                           ----------  -----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............... $8,666,804  $ 4,519,060  $1,105,384  $1,051,191  $366,024  $ 74,817
                                           ==========  ===========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    615,959       64,108      86,265          --     6,108        --
       Units issued.......................    827,012    1,396,888      90,140     222,127    68,796    20,306
       Units redeemed.....................   (471,776)    (845,037)    (78,363)   (140,862)  (41,881)  (14,198)
                                           ----------  -----------  ----------  ----------  --------  --------
    Units outstanding at end of period....    971,195      615,959      98,042      86,265    33,023     6,108
                                           ==========  ===========  ==========  ==========  ========  ========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED            ADVANCED               ADVANCED
                                                      SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  -------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH           CLS GROWTH
                                                     PORTFOLIO 2020     ASSET ALLOCATION       ASSET ALLOCATION
                                                     -------------- -----------------------  -------------------
                                                        2009 (A)       2009         2008       2009       2008
                                                     -------------- ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $  (10)    $   15,831  $   (38,643) $   (979) $  (1,213)
Net realized gains (losses).........................        (23)      (396,255)  (1,305,026)   (2,153)   (81,997)
Change in unrealized gains (losses).................        (90)     1,368,203   (1,239,015)   44,689      1,729
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from operations...       (123)       987,779   (2,582,684)   41,557    (81,481)
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --        433,057    6,980,265   103,123    416,039
Benefit payments....................................         --             --           --        --         --
Payments on termination.............................         --       (222,784)     (96,388)  (16,590)        --
Contract maintenance charge.........................         --        (10,486)      (1,432)     (384)      (333)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      2,462         68,352   (2,557,133)   (5,421)  (275,277)
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................      2,462        268,139    4,325,312    80,728    140,429
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................      2,339      1,255,918    1,742,628   122,285     58,948
NET ASSETS AT BEGINNING OF PERIOD...................         --      4,408,222    2,665,594    58,948         --
                                                         ------     ----------  -----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................     $2,339     $5,664,140  $ 4,408,222  $181,233  $  58,948
                                                         ======     ==========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        661,754      256,135     8,789         --
       Units issued.................................        451        444,093    1,543,744    23,860     62,390
       Units redeemed...............................       (186)      (416,773)  (1,138,125)  (11,093)   (53,601)
                                                         ------     ----------  -----------  --------  ---------
    Units outstanding at end of period..............        265        689,074      661,754    21,556      8,789
                                                         ======     ==========  ===========  ========  =========

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                              AST                  AST                AST
                                                          CLS MODERATE           COHEN &             DEAM
                                                        ASSET ALLOCATION      STEERS REALTY     LARGE-CAP VALUE
                                                     ---------------------  -----------------  ----------------
                                                        2009        2008      2009     2008      2009     2008
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (15,219) $  (2,950) $   372  $    953  $   (53) $   260
Net realized gains (losses).........................     (6,440)   (75,971)    (783)   14,743     (106)     714
Change in unrealized gains (losses).................    296,362    (35,120)   8,470   (30,489)   2,578   (9,151)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    274,703   (114,041)   8,059   (14,793)   2,419   (8,177)
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    268,379    853,716       54    (2,500)     108    4,000
Benefit payments....................................         --         --       --        --       --       --
Payments on termination.............................    (40,925)       238     (430)       --       --       --
Contract maintenance charge.........................     (3,315)      (181)     (25)      (15)     (14)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    404,781      6,452    1,230    34,099      702   16,372
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    628,920    860,225      829    31,584      796   20,369
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    903,623    746,184    8,888    16,791    3,215   12,192
NET ASSETS AT BEGINNING OF PERIOD...................    746,184         --   24,514     7,723   13,412    1,220
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,649,807  $ 746,184  $33,402  $ 24,514  $16,627  $13,412
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    101,548         --    4,091       823    2,205      124
       Units issued.................................    133,704    174,809      465     4,586      513    2,948
       Units redeemed...............................    (50,524)   (73,261)    (266)   (1,318)    (376)    (867)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............    184,728    101,548    4,290     4,091    2,342    2,205
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED         ADVANCED              ADVANCED
                                                      SERIES TRUST     SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     --------------- ----------------  -----------------------
                                                           AST              AST                  AST
                                                          DEAM           FEDERATED           FIRST TRUST
                                                     SMALL-CAP VALUE AGGRESSIVE GROWTH     BALANCED TARGET
                                                     --------------- ----------------  -----------------------
                                                        2008 (X)       2009     2008      2009         2008
                                                     --------------- -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................     $    70     $  (135) $  (192) $   49,036  $    14,033
Net realized gains (losses).........................        (111)     (1,928)     (80)   (164,919)  (1,178,525)
Change in unrealized gains (losses).................          (9)      5,219   (8,055)    539,924     (357,780)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from operations...         (50)      3,156   (8,327)    424,041   (1,522,272)
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       1,000          54    8,125     371,032    4,376,569
Benefit payments....................................          --          --       --          --           --
Payments on termination.............................          --          --       --    (309,875)     (97,581)
Contract maintenance charge.........................          --         (14)      (2)     (6,388)      (1,748)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (1,294)     (3,768)  11,211     355,873   (3,389,259)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................        (294)     (3,728)  19,334     410,642      887,981
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................        (344)       (572)  11,007     834,683     (634,291)
NET ASSETS AT BEGINNING OF PERIOD...................         344      11,623      616   1,844,824    2,479,115
                                                         -------     -------  -------  ----------  -----------
NET ASSETS AT END OF PERIOD.........................     $    --     $11,051  $11,623  $2,679,507  $ 1,844,824
                                                         =======     =======  =======  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          39       2,062       60     274,572      238,272
       Units issued.................................          --         446    3,330     308,083      881,431
       Units redeemed...............................         (39)     (1,010)  (1,328)   (255,641)    (845,131)
                                                         -------     -------  -------  ----------  -----------
    Units outstanding at end of period..............          --       1,498    2,062     327,014      274,572
                                                         =======     =======  =======  ==========  ===========

--------
(x)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED               ADVANCED          ADVANCED
                                                         SERIES TRUST           SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                   ------------------------  -----------------  ---------------
                                                              AST                   AST               AST
                                                      FIRST TRUST CAPITAL        FOCUS FOUR          GLOBAL
                                                      APPRECIATION TARGET      PLUS PORTFOLIO     REAL ESTATE
                                                   ------------------------  -----------------  ---------------
                                                       2009         2008     2009 (B)  2008 (Y)  2009   2008 (Y)
                                                   -----------  -----------  --------  -------- ------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    51,011  $   (54,620) $   (209) $   (26) $   24    $ --
Net realized gains (losses).......................    (669,282)  (3,406,114)    4,151   (1,471)    134      --
Change in unrealized gains (losses)...............   2,078,860   (2,330,234)     (422)     422     476      23
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from operations.   1,460,589   (5,790,968)    3,520   (1,075)    634      23
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     362,956   17,121,131     8,211   16,046      --      --
Benefit payments..................................          --           --        --       --      --      --
Payments on termination...........................     (90,118)    (151,793)       --       --    (417)     --
Contract maintenance charge.......................     (18,297)        (853)      (78)      --      (2)     --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   2,116,647   (9,223,192)  (24,972)  (1,652)    852     417
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from contract
 transactions.....................................   2,371,188    7,745,293   (16,839)  14,394     433     417
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS.................   3,831,777    1,954,325   (13,319)  13,319   1,067     440
NET ASSETS AT BEGINNING OF PERIOD.................   6,607,414    4,653,089    13,319       --     440      --
                                                   -----------  -----------  --------  -------  ------    ----
NET ASSETS AT END OF PERIOD....................... $10,439,191  $ 6,607,414  $     --  $13,319  $1,507    $440
                                                   ===========  ===========  ========  =======  ======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......   1,075,207      441,186     1,780       --      72      --
       Units issued...............................   1,017,568    3,176,694     3,066    3,400     165     109
       Units redeemed.............................    (723,456)  (2,542,673)   (4,846)  (1,620)    (53)    (37)
                                                   -----------  -----------  --------  -------  ------    ----
    Units outstanding at end of period............   1,369,319    1,075,207        --    1,780     184      72
                                                   ===========  ===========  ========  =======  ======    ====

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED         ADVANCED
                                                        SERIES TRUST        SERIES TRUST     SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------   -----------------  --------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     -----------------   -----------------  --------------
                                                       2009      2008      2009     2008     2009    2008
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (510)  $   (394) $  (538) $   (587) $    5  $   (6)
Net realized gains (losses).........................    (606)    (3,260)  (3,179)    5,235      (8)     (2)
Change in unrealized gains (losses).................  17,903    (13,435)  22,626   (30,214)    534    (699)
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...  16,787    (17,089)  18,909   (25,566)    531    (707)
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,557         --       --    26,750      --      --
Benefit payments....................................      --         --       --        --      --      --
Payments on termination.............................      --         --     (614)       --      --      --
Contract maintenance charge.........................     (45)        (9)     (21)       (6)     (1)     --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (7,156)    36,883      707    34,818      --   2,799
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,644)    36,874       72    61,562      (1)  2,799
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  15,143     19,785   18,981    35,996     530   2,092
NET ASSETS AT BEGINNING OF PERIOD...................  30,209     10,424   37,872     1,876   2,092      --
                                                     -------   --------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $45,352   $ 30,209  $56,853  $ 37,872  $2,622  $2,092
                                                     =======   ========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,911        998    6,201       181     273      --
       Units issued.................................   1,468     10,613      372    11,113      --     273
       Units redeemed...............................  (1,385)    (6,700)    (569)   (5,093)     --      --
                                                     -------   --------  -------  --------  ------  ------
    Units outstanding at end of period..............   4,994      4,911    6,004     6,201     273     273
                                                     =======   ========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                                                AST                 AST
                                                            AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD      ASSET ALLOCATION    ASSET ALLOCATION
                                                     -----------------  ------------------  ------------------
                                                       2009      2008     2009      2008      2009      2008
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  1,944  $ 1,706  $ (1,174) $   (363) $ (4,153) $ (1,377)
Net realized gains (losses).........................    2,312   (1,785)   (1,094)  (16,393)   (2,227)  (46,631)
Change in unrealized gains (losses).................   11,002   (8,111)   25,182       669    75,973    (2,810)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   15,258   (8,190)   22,914   (16,087)   69,593   (50,818)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    5,557   14,667     2,783   127,586    22,217   410,431
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................     (910)      --    (5,689)       --   (26,927)      (92)
Contract maintenance charge.........................      (19)      (6)     (432)      (25)   (1,550)      (91)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (23,709)  30,567    13,430    (5,020)  149,269   (80,084)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (19,081)  45,228    10,092   122,541   143,009   330,164
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (3,823)  37,038    33,006   106,454   212,602   279,346
NET ASSETS AT BEGINNING OF PERIOD...................   38,877    1,839   106,454        --   279,346        --
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 35,054  $38,877  $139,460  $106,454  $491,948  $279,346
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,007      175    14,892        --    36,625        --
       Units issued.................................    2,645    5,950    12,211    31,197    40,670    87,343
       Units redeemed...............................   (4,283)  (1,118)  (11,479)  (16,305)  (24,280)  (50,718)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,369    5,007    15,624    14,892    53,015    36,625
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2009       2008      2009      2008        2009       2008 (W)
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    422   $     (6) $   807   $  2,235  $   (13,493) $   (48,080)
Net realized gains (losses).....................  (15,023)     3,144   (8,449)    (8,755)   1,513,657      180,638
Change in unrealized gains (losses).............   34,197    (45,166)  24,730    (50,170)    (434,599)     972,934
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   19,596    (42,028)  17,088    (56,690)   1,065,565    1,105,492
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --     11,929    2,579     34,404           --           --
Benefit payments................................       --         --       --         --           --           --
Payments on termination.........................   (9,791)   (11,037)  (6,898)   (40,055)    (376,588)    (104,937)
Contract maintenance charge.....................      (51)        (5)     (40)       (12)     (81,960)     (23,030)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    1,931     80,284        2     76,488   (7,127,814)  10,746,860
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,911)    81,171   (4,357)    70,825   (7,586,362)  10,618,893
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,685     39,143   12,731     14,135   (6,520,797)  11,724,385
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   63,347     24,204   70,793     56,658   11,724,385           --
                                                 --------   --------  -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 75,032   $ 63,347  $83,524   $ 70,793  $ 5,203,588  $11,724,385
                                                 ========   ========  =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   11,637      2,189   12,217      5,414    1,085,050           --
       Units issued.............................    1,520     12,793      348     21,837    1,157,584    2,264,620
       Units redeemed...........................   (2,858)    (3,345)  (1,389)   (15,034)  (1,803,389)  (1,179,570)
                                                 --------   --------  -------   --------  -----------  -----------
    Units outstanding at end of period..........   10,299     11,637   11,176     12,217      439,245    1,085,050
                                                 ========   ========  =======   ========  ===========  ===========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------   ----------------  -----------------
                                                             AST                                   AST
                                                          JPMORGAN               AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY  LARGE-CAP VALUE    BOND-DEBENTURE
                                                     ------------------   ----------------  -----------------
                                                       2009       2008     2009     2008      2009     2008
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    929   $  1,228  $   92  $    517  $ 2,012  $  2,611
Net realized gains (losses).........................  (17,055)    (7,054)   (106)   (7,214)    (307)   (1,805)
Change in unrealized gains (losses).................   22,548    (29,682)  1,146    (5,081)   9,248   (11,406)
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from operations...    6,422    (35,508)  1,132   (11,778)  10,953   (10,600)
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     26,750      --        --    3,223        --
Benefit payments....................................       --         --      --        --       --        --
Payments on termination.............................  (16,447)   (22,877)     --        --   (1,276)       --
Contract maintenance charge.........................      (15)        (5)    (14)      (15)     (21)      (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   18,248     27,263       1      (573)  17,303    36,058
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    1,786     31,131     (13)     (588)  19,229    36,048
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................    8,208     (4,377)  1,119   (12,366)  30,182    25,448
NET ASSETS AT BEGINNING OF PERIOD...................   46,426     50,803   6,395    18,761   28,512     3,064
                                                     --------   --------  ------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 54,634   $ 46,426  $7,514  $  6,395  $58,694  $ 28,512
                                                     ========   ========  ======  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,769      4,916   1,159     1,960    3,605       294
       Units issued.................................    2,426     11,619      --     4,851    2,115     4,931
       Units redeemed...............................   (3,368)    (8,766)     (2)   (5,652)    (136)   (1,620)
                                                     --------   --------  ------  --------  -------  --------
    Units outstanding at end of period..............    6,827      7,769   1,157     1,159    5,584     3,605
                                                     ========   ========  ======  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST
                                                          MARSICO               AST                AST
                                                       CAPITAL GROWTH    MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (212) $   (403) $  1,037  $    159  $  (112) $  (104)
Net realized gains (losses).........................    (646)      565   (17,370)   13,464      (52)  (2,499)
Change in unrealized gains (losses).................  12,968   (27,879)   33,612   (43,137)   3,015   (3,291)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...  12,110   (27,717)   17,279   (29,514)   2,851   (5,894)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,157    39,559        --    26,750       --       --
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (575)   (5,841)       --        --     (247)      --
Contract maintenance charge.........................     (19)       (3)      (10)       (2)      (8)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,067    22,830   (59,404)   79,106    6,260   12,758
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  20,630    56,545   (59,414)  105,854    6,005   12,758
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  32,740    28,828   (42,135)   76,340    8,856    6,864
NET ASSETS AT BEGINNING OF PERIOD...................  43,938    15,110    84,782     8,442    6,864       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $76,678  $ 43,938  $ 42,647  $ 84,782  $15,720  $ 6,864
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,288     1,394    12,467       808    1,010       --
       Units issued.................................   2,773    13,237       405    17,350      931    2,051
       Units redeemed...............................     (92)   (7,343)   (8,056)   (5,691)     (59)  (1,041)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   9,969     7,288     4,816    12,467    1,882    1,010
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  -----------------
                                                       2009     2008      2009        2008       2009     2008
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    42  $   128  $  (14,812) $    2,447  $   252  $    203
Net realized gains (losses).........................     (19)  (3,497)         --          --   (2,808)      508
Change in unrealized gains (losses).................   5,465   (3,430)         --          --   12,710   (18,744)
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...   5,488   (6,799)    (14,812)      2,447   10,154   (18,033)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      85,153     500,696      108     9,375
Benefit payments....................................      --       --    (609,951)   (451,021)      --        --
Payments on termination.............................      --       --        (675)    (41,458)    (254)       --
Contract maintenance charge.........................     (11)      --        (141)        (36)     (30)       (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,504   12,853     775,398     937,610   (3,354)   33,737
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  16,493   12,853     249,784     945,791   (3,530)   43,107
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  21,981    6,054     234,972     948,238    6,624    25,074
NET ASSETS AT BEGINNING OF PERIOD...................  10,211    4,157   1,014,599      66,361   27,333     2,259
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $32,192  $10,211  $1,249,571  $1,014,599  $33,957  $ 27,333
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711      426      98,961       6,546    4,778       225
       Units issued.................................   2,242    5,292     254,892     193,296      694     6,207
       Units redeemed...............................      (1)  (4,007)   (230,393)   (100,881)  (1,196)   (1,654)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,952    1,711     123,460      98,961    4,276     4,778
                                                     =======  =======  ==========  ==========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ---------------  ------------------
                                                                                                 AST
                                                            AST               AST              NIEMANN
                                                      NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                       MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     -----------------  ---------------  ------------------
                                                       2009     2008     2009     2008     2009      2008
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (324) $   (370) $  (78) $   (71) $ (1,835) $   (491)
Net realized gains (losses).........................    (468)   (2,505)   (524)     (31)    2,561   (11,940)
Change in unrealized gains (losses).................   7,624   (13,468)  1,806   (2,245)   36,803      (261)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from operations...   6,832   (16,343)  1,204   (2,347)   37,529   (12,692)
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     108    30,970      54      500    41,835   164,806
Benefit payments....................................      --        --      --       --        --        --
Payments on termination.............................      --        --      --       --    (8,186)       --
Contract maintenance charge.........................     (11)       (2)     (6)      (2)     (799)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     643     8,689     588    5,943    19,676   (24,039)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     740    39,657     636    6,441    52,526   140,748
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   7,572    23,314   1,840    4,094    90,055   128,056
NET ASSETS AT BEGINNING OF PERIOD...................  23,930       616   4,910      816   128,056        --
                                                     -------  --------  ------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $31,502  $ 23,930  $6,750  $ 4,910  $218,111  $128,056
                                                     =======  ========  ======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,052        58     770       72    17,042        --
       Units issued.................................     665     8,147     277    1,109    28,061    40,237
       Units redeemed...............................    (556)   (4,153)   (171)    (411)  (20,798)  (23,195)
                                                     -------  --------  ------  -------  --------  --------
    Units outstanding at end of period..............   4,161     4,052     876      770    24,305    17,042
                                                     =======  ========  ======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2009    2008 (Y)   2009      2008      2009      2008
                                                     --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (125) $   (14) $  6,189  $  2,853  $  5,451  $  3,683
Net realized gains (losses).........................    2,267       (6)   12,261      (237)    6,293      (309)
Change in unrealized gains (losses).................    7,579   (2,001)   (5,162)   (6,259)   12,621    11,705
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    9,721   (2,021)   13,288    (3,643)   24,365    (8,331)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,799       --        --    53,500     3,223     3,661
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (10,564)      --   (16,720)  (10,000)  (33,179)  (32,497)
Contract maintenance charge.........................     (107)      --       (94)       --       (75)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   22,100    6,717   (21,025)  144,659   227,912   160,600
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   13,228    6,717   (37,839)  188,159   197,881   131,728
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   22,949    4,696   (24,551)  184,516   222,246   123,397
NET ASSETS AT BEGINNING OF PERIOD...................    4,696       --   184,516        --   190,052    66,655
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 27,645  $ 4,696  $159,965  $184,516  $412,298  $190,052
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      840       --    17,852        --    18,608     6,291
       Units issued.................................    3,362      975     6,430    25,490    30,746    21,515
       Units redeemed...............................   (1,186)    (135)  (10,070)   (7,638)  (13,994)   (9,198)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,016      840    14,212    17,852    35,360    18,608
                                                     ========  =======  ========  ========  ========  ========

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                 ----------------------  ------------------  -------------------
                                                           AST                   AST                 AST
                                                      PRESERVATION             QMA US        SCHRODERS MULTI-ASSET
                                                    ASSET ALLOCATION        EQUITY ALPHA       WORLD STRATEGIES
                                                 ----------------------  ------------------  -------------------
                                                    2009        2008       2009      2008      2009        2008
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (13,639) $  (17,542) $    706  $  1,468  $    257   $     431
Net realized gains (losses).....................    (39,005)   (334,685)  (15,943)   (8,714)    2,886     (78,711)
Change in unrealized gains (losses).............  1,391,623    (332,203)   23,979   (28,090)  158,744      (4,800)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................  1,338,979    (684,430)    8,742   (35,336)  161,887     (83,080)
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................  1,748,606   4,794,226        --    13,375   221,304     548,322
Benefit payments................................         --          --        --        --        --          --
Payments on termination.........................   (413,573)   (253,721)       --        --    (4,756)    (21,196)
Contract maintenance charge.....................    (23,385)     (1,380)       (9)       --    (2,622)        (62)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  1,530,423     288,277   (50,354)   80,997   116,065    (274,525)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  2,842,071   4,827,402   (50,363)   94,372   329,991     252,539
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  4,181,050   4,142,972   (41,621)   59,036   491,878     169,459
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  4,623,800     480,828    70,734    11,698   304,945     135,486
                                                 ----------  ----------  --------  --------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $8,804,850  $4,623,800  $ 29,113  $ 70,734  $796,823   $ 304,945
                                                 ==========  ==========  ========  ========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    555,571      45,849    11,993     1,198    42,633      13,020
       Units issued.............................    854,566   1,023,879     1,616    20,192   101,752      97,970
       Units redeemed...........................   (515,093)   (514,157)   (9,513)   (9,397)  (55,565)    (68,357)
                                                 ----------  ----------  --------  --------  --------   ---------
    Units outstanding at end of period..........    895,044     555,571     4,096    11,993    88,820      42,633
                                                 ==========  ==========  ========  ========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED          ADVANCED               ADVANCED
                                                       SERIES TRUST      SERIES TRUST           SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     ---------------  ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH   SMALL-CAP VALUE       ASSET ALLOCATION
                                                     ---------------- ------------------  -----------------------
                                                      2009     2008     2009      2008       2009         2008
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (18) $   (35) $     44  $   (105) $   29,014  $     9,463
Net realized gains (losses).........................    (40)  (1,035)  (10,811)   (2,102)   (235,334)  (1,203,370)
Change in unrealized gains (losses).................    535      (13)   13,916    (9,676)  1,028,477     (553,539)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from operations...    477   (1,083)    3,149   (11,883)    822,157   (1,747,446)
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --    1,220       108     6,904     447,043    5,164,320
Benefit payments....................................     --       --        --        --          --           --
Payments on termination.............................     --       --    (7,734)  (12,144)   (113,695)    (199,226)
Contract maintenance charge.........................     (2)      --       (21)       (2)     (6,460)        (621)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,211      642     6,529    20,839     689,901   (2,674,928)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  1,209    1,862    (1,118)   15,597   1,016,789    2,289,545
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  1,686      779     2,031     3,714   1,838,946      542,099
NET ASSETS AT BEGINNING OF PERIOD...................    779       --    25,826    22,112   3,352,670    2,810,571
                                                     ------  -------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD......................... $2,465  $   779  $ 27,857  $ 25,826  $5,191,616  $ 3,352,670
                                                     ======  =======  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    123       --     3,948     2,342     451,295      275,676
       Units issued.................................    359    1,250     1,868     5,325     341,473    1,220,834
       Units redeemed...............................   (188)  (1,127)   (2,429)   (3,719)   (221,233)  (1,045,215)
                                                     ------  -------  --------  --------  ----------  -----------
    Units outstanding at end of period..............    294      123     3,387     3,948     571,535      451,295
                                                     ======  =======  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE            AST
                                                           GLOBAL           LARGE-CAP         T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     -----------------  -----------------  ------------------
                                                       2009      2008     2009     2008      2009      2008
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  4,636  $ 1,994  $  (364) $   (401) $     49  $   (702)
Net realized gains (losses).........................    3,518   (1,336)  (2,001)   (4,790)   17,857     3,598
Change in unrealized gains (losses).................       67   (4,614)  13,004   (10,603)   22,540   (70,061)
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    8,221   (3,956)  10,639   (15,794)   40,446   (67,165)
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................    3,277      500       --     1,220    11,375    37,928
Benefit payments....................................       --       --       --        --        --        --
Payments on termination.............................   (5,937)    (202)      --        --    (5,465)   (1,386)
Contract maintenance charge.........................      (48)     (10)     (35)      (18)      (75)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   46,801   57,796    6,171    17,480     2,418    68,467
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   44,093   58,084    6,136    18,682     8,253   104,990
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,314   54,128   16,775     2,888    48,699    37,825
NET ASSETS AT BEGINNING OF PERIOD...................   60,278    6,150   21,820    18,932    81,916    44,091
                                                     --------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $112,592  $60,278  $38,595  $ 21,820  $130,615  $ 81,916
                                                     ========  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,891      579    3,688     1,876    14,260     3,785
       Units issued.................................    4,690    9,545    1,182     8,321     5,812    14,834
       Units redeemed...............................     (629)  (4,233)    (557)   (6,509)   (4,632)   (4,359)
                                                     --------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    9,952    5,891    4,313     3,688    15,440    14,260
                                                     ========  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                             ADVANCED            ADVANCED
                                                  ADVANCED SERIES TRUST    SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  -------------- -----------------------
                                                                                                 FRANKLIN
                                                                               AST            TEMPLETON VIP
                                                         AST UBS          WESTERN ASSET       FOUNDING FUNDS
                                                      DYNAMIC ALPHA       CORE PLUS BOND        ALLOCATION
                                                 -----------------------  -------------- -----------------------
                                                    2009         2008        2009 (C)       2009       2008 (Z)
                                                 ----------  -----------  -------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (18,936) $   (33,472)      $ --      $   40,446  $    22,710
Net realized gains (losses).....................     83,946     (447,272)        --        (143,192)    (395,144)
Change in unrealized gains (losses).............    433,391     (126,446)        --         648,973     (158,649)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    498,401     (607,190)        --         546,227     (531,083)
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    340,806    3,629,254         --         261,160    3,484,538
Benefit payments................................         --           --         --              --           --
Payments on termination.........................   (140,362)    (105,733)        --         (45,942)      (3,738)
Contract maintenance charge.....................    (10,363)      (1,402)        --         (11,215)        (434)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    600,156   (2,194,562)        --         677,148   (1,277,392)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    790,237    1,327,557         --         881,151    2,202,974
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,288,638      720,367         --       1,427,378    1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,114,945    1,394,578         --       1,671,891           --
                                                 ----------  -----------       ----      ----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,403,583  $ 2,114,945       $ --      $3,099,269  $ 1,671,891
                                                 ==========  ===========       ====      ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    269,020      144,050         --         251,264           --
       Units issued.............................    363,052      733,132         18         387,368      700,299
       Units redeemed...........................   (271,432)    (608,162)       (18)       (275,492)    (449,035)
                                                 ----------  -----------       ----      ----------  -----------
    Units outstanding at end of period..........    360,640      269,020         --         363,140      251,264
                                                 ==========  ===========       ====      ==========  ===========

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      ADVANCED       ADVANCED      ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                    SERIES TRUST   SERIES TRUST  SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                                                   PROFUND      PROFUND       PROFUND
                                       PROFUND       PROFUND     VP LARGE-CAP  VP MID-CAP     VP TELE-      PROFUND
                                    VP FINANCIALS VP HEALTH CARE    VALUE        VALUE     COMMUNICATIONS VP UTILITIES
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                      2009 (D)       2009 (D)      2009 (E)     2009 (D)      2009 (D)      2009 (F)
                                    ------------- -------------- ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......    $   (28)      $   (22)      $  1,461      $   (2)      $   (22)      $   773
Net realized gains (losses)........      2,147           670         10,158          10           362            30
Change in unrealized gains
 (losses)..........................         --            --          2,680       1,362            --         2,368
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from operations...................      2,119           648         14,299       1,370           340         3,171
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      2,779         2,779             --          --         2,779            --
Benefit payments...................         --            --             --          --            --            --
Payments on termination............         --            --             --          --            --          (671)
Contract maintenance charge........         --            --             --          --            --            --
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     (4,898)       (3,426)       193,554       2,285        (3,119)       26,202
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from contract transactions........     (2,119)         (647)       193,554       2,285          (340)       25,531
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS........................         --             1        207,853       3,655            --        28,702
NET ASSETS AT BEGINNING
 OF PERIOD.........................         --            --             --          --            --            --
                                       -------       -------       --------      ------       -------       -------
NET ASSETS AT END OF
 PERIOD............................    $    --       $     1       $207,853      $3,655       $    --       $28,702
                                       =======       =======       ========      ======       =======       =======
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........         --            --             --          --            --            --
       Units issued................        813           379         56,781         438           439         3,732
       Units redeemed..............       (813)         (379)       (28,375)         --          (439)          (90)
                                       -------       -------       --------      ------       -------       -------
    Units outstanding at end of
     period........................         --            --         28,406         438            --         3,642
                                       =======       =======       ========      ======       =======       =======

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS            INSURANCE FUNDS             INSURANCE FUNDS
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  -------------------------  --------------------------
                                                  AIM V. I.                                              AIM V. I.
                                                BASIC BALANCED         AIM V. I. BASIC VALUE       CAPITAL APPRECIATION
                                          -------------------------  -------------------------  --------------------------
                                              2009         2008          2009         2008          2009          2008
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   669,815  $    786,202  $    14,340  $   (102,657) $   (602,601) $ (1,720,955)
Net realized gains (losses)..............  (2,227,441)   (1,328,155)  (2,058,170)    2,366,124    (6,200,014)   (1,946,468)
Change in unrealized gains (losses)......   6,757,038   (12,431,727)   5,608,725   (13,115,524)   19,619,234   (60,709,415)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   5,199,412   (12,973,680)   3,564,895   (10,852,057)   12,816,619   (64,376,838)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,225        43,646           --         4,530        99,526       374,593
Benefit payments.........................    (630,871)     (899,720)    (219,220)     (462,872)   (2,374,975)   (3,604,826)
Payments on termination..................  (2,257,085)   (5,979,746)  (1,615,103)   (3,215,225)   (6,071,240)  (17,492,609)
Contract maintenance charge..............     (11,350)      (13,554)      (5,170)       (6,926)      (57,422)      (68,831)
Transfers among the sub-accounts
 and with the Fixed Account--net.........    (203,942)   (1,573,339)    (480,306)   (1,575,212)   (2,821,162)   (6,265,405)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,098,023)   (8,422,713)  (2,319,799)   (5,255,705)  (11,225,273)  (27,057,078)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,101,389   (21,396,393)   1,245,096   (16,107,762)    1,591,346   (91,433,916)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,061,509    39,457,902    8,632,295    24,740,057    75,717,518   167,151,434
                                          -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $20,162,898  $ 18,061,509  $ 9,877,391  $  8,632,295  $ 77,308,864  $ 75,717,518
                                          ===========  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,508,587     3,321,755    1,255,138     1,710,089    11,546,847    14,459,948
       Units issued......................     338,748       278,031       88,058        71,211       558,321       548,993
       Units redeemed....................    (723,089)   (1,091,199)    (359,519)     (526,162)   (2,202,975)   (3,462,094)
                                          -----------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,124,246     2,508,587      983,677     1,255,138     9,902,193    11,546,847
                                          ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS             INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                  AIM V. I.                                              AIM V. I.
                                             CAPITAL DEVELOPMENT        AIM V. I. CORE EQUITY       DIVERSIFIED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2009         2008          2009          2008          2009         2008
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (127,212) $   (209,958) $    382,661  $    838,695  $   956,301  $   979,944
Net realized gains (losses)..............    (872,870)    1,990,105    (3,206,618)    2,377,730   (1,007,044)  (1,422,334)
Change in unrealized gains (losses)......   4,118,822   (10,700,350)   27,219,368   (55,044,098)   1,014,290   (2,134,406)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,118,740    (8,920,203)   24,395,411   (51,827,673)     963,547   (2,576,796)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         737         2,835       136,389       362,152       35,145       72,290
Benefit payments.........................    (218,446)     (347,602)   (3,262,292)   (6,953,337)    (354,145)    (526,147)
Payments on termination..................  (1,037,919)   (2,196,113)   (9,150,623)  (24,194,037)  (1,328,340)  (3,593,864)
Contract maintenance charge..............      (4,266)       (5,332)      (76,933)      (86,251)      (4,394)      (5,052)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (529,559)   (1,181,496)   (3,806,854)   (7,855,159)     854,213     (385,705)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,789,453)   (3,727,708)  (16,160,313)  (38,726,632)    (797,521)  (4,438,478)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,329,287   (12,647,911)    8,235,098   (90,554,305)     166,026   (7,015,274)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,639,300    21,287,211   104,365,148   194,919,453   11,029,506   18,044,780
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,968,587  $  8,639,300  $112,600,246  $104,365,148  $11,195,532  $11,029,506
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     903,898     1,156,252    10,686,364    13,757,442    1,094,590    1,494,794
       Units issued......................      53,896        58,852       432,358       436,740      171,921      140,132
       Units redeemed....................    (216,196)     (311,206)   (2,002,987)   (3,507,818)    (254,606)    (540,336)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     741,598       903,898     9,115,735    10,686,364    1,011,905    1,094,590
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                AIM VARIABLE              AIM VARIABLE              AIM VARIABLE
                                               INSURANCE FUNDS          INSURANCE FUNDS           INSURANCE FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                  AIM V. I.                                          AIM V. I.
                                            GOVERNMENT SECURITIES     AIM V. I. HIGH YIELD      INTERNATIONAL GROWTH
                                          ------------------------  -----------------------  -------------------------
                                              2009         2008        2009         2008         2009         2008
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   582,486  $   494,543  $  445,732  $   602,258  $    24,604  $   (377,764)
Net realized gains (losses)..............   1,134,428      346,192    (458,264)    (561,355)      (5,344)    3,624,004
Change in unrealized gains (losses)......  (2,078,087)   1,496,248   2,608,146   (2,318,399)   7,828,194   (24,566,029)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (361,173)   2,336,984   2,595,614   (2,277,496)   7,847,454   (21,319,789)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,070      202,519       2,830       35,881       30,832       150,870
Benefit payments.........................    (844,933)  (1,606,138)   (234,141)    (190,368)    (845,538)     (911,918)
Payments on termination..................  (2,936,365)  (4,927,187)   (747,032)  (1,717,332)  (2,660,697)   (6,077,606)
Contract maintenance charge..............      (7,497)      (7,753)     (3,171)      (3,398)     (16,946)      (19,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,951,644)   4,362,886      31,954     (436,209)  (1,138,599)   (3,648,798)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,739,369)  (1,975,673)   (949,560)  (2,311,426)  (4,630,948)  (10,507,078)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,100,542)     361,311   1,646,054   (4,588,922)   3,216,506   (31,826,867)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,070,248   22,708,937   5,649,216   10,238,138   26,972,919    58,799,786
                                          -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,969,706  $23,070,248  $7,295,270  $ 5,649,216  $30,189,425  $ 26,972,919
                                          ===========  ===========  ==========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,525,465    1,660,149     715,570      949,547    2,389,969     3,091,736
       Units issued......................     248,423      471,438      79,936       56,636      132,974       133,949
       Units redeemed....................    (637,370)    (606,122)   (181,837)    (290,613)    (533,847)     (835,716)
                                          -----------  -----------  ----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,136,518    1,525,465     613,669      715,570    1,989,096     2,389,969
                                          ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS           INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  -------------------------
                                                  AIM V. I.                 AIM V. I.
                                              LARGE CAP GROWTH         MID CAP CORE EQUITY       AIM V. I. MONEY MARKET
                                          ------------------------  -------------------------  -------------------------
                                              2009         2008         2009         2008          2009         2008
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (84,805) $  (184,844) $   (18,305) $     (1,487) $  (259,438) $    146,819
Net realized gains (losses)..............    (417,057)     122,802     (785,205)    2,227,053           --            --
Change in unrealized gains (losses)......   2,270,440   (6,243,875)   4,256,573    (8,150,080)          --            --
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   1,768,578   (6,305,917)   3,453,063    (5,924,514)    (259,438)      146,819
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,173       22,630       23,583        28,365       31,729       100,916
Benefit payments.........................    (336,312)    (226,676)    (540,610)     (661,328)     815,237    (1,888,730)
Payments on termination..................    (923,601)  (3,167,681)  (1,561,097)   (3,424,748)  (6,713,853)  (14,860,701)
Contract maintenance charge..............      (6,281)      (8,072)      (5,761)       (6,475)      (7,119)       (7,201)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     174,298     (310,722)     517,470      (792,178)      42,625    18,162,692
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,086,723)  (3,690,521)  (1,566,415)   (4,856,363)  (5,831,381)    1,506,976
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     681,855   (9,996,438)   1,886,648   (10,780,877)  (6,090,819)    1,653,795
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,305,407   18,301,845   12,842,982    23,623,859   23,393,613    21,739,818
                                          -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,987,262  $ 8,305,407  $14,729,630  $ 12,842,982  $17,302,794  $ 23,393,613
                                          ===========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,079,998    1,447,748    1,120,076     1,439,601    1,946,938     1,818,316
       Units issued......................     108,577      133,796      218,037       153,999      727,290     1,760,095
       Units redeemed....................    (247,849)    (501,546)    (319,462)     (473,524)  (1,224,406)   (1,631,473)
                                          -----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................     940,726    1,079,998    1,018,651     1,120,076    1,449,822     1,946,938
                                          ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE             AIM VARIABLE        AIM VARIABLE INSURANCE
                                               INSURANCE FUNDS           INSURANCE FUNDS         FUNDS SERIES II
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  ------------------------  ---------------------
                                                                                                    AIM V. I.
                                             AIM V. I. TECHNOLOGY      AIM V. I. UTILITIES      BASIC BALANCED II
                                           -----------------------  ------------------------  ---------------------
                                              2009         2008         2009         2008        2009       2008
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (35,474) $   (46,451) $   226,375  $   118,028  $  26,733  $   33,810
Net realized gains (losses)...............    (93,143)      49,120     (187,564)   1,598,467    (51,798)     14,890
Change in unrealized gains (losses).......  1,243,200   (1,872,573)     791,488   (5,924,660)   270,846    (682,242)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations...............................  1,114,583   (1,869,904)     830,299   (4,208,165)   245,781    (633,542)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,566        2,141        2,907       59,706         --          --
Benefit payments..........................    (50,522)     (50,681)    (262,174)    (291,743)   (13,699)    (43,119)
Payments on termination...................   (166,851)    (536,480)    (550,983)  (1,792,980)   (94,967)   (133,429)
Contract maintenance charge...............     (2,118)      (2,307)      (3,837)      (4,885)        --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    354,818     (415,021)    (207,291)    (313,409)   (83,931)    (80,728)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions....................    138,893   (1,002,348)  (1,021,378)  (2,343,311)  (192,597)   (257,276)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  1,253,476   (2,872,252)    (191,079)  (6,551,476)    53,184    (890,818)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,985,470    4,857,722    7,307,921   13,859,397    906,532   1,797,350
                                           ----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD............... $3,238,946  $ 1,985,470  $ 7,116,842  $ 7,307,921  $ 959,716  $  906,532
                                           ==========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    280,525      375,301      528,154      668,053    133,453     160,341
       Units issued.......................     79,679       27,005       21,573       62,256        230       2,815
       Units redeemed.....................    (64,662)    (121,781)     (95,889)    (202,155)   (26,294)    (29,703)
                                           ----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of period....    295,542      280,525      453,838      528,154    107,389     133,453
                                           ==========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE    AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                      FUNDS SERIES II           FUNDS SERIES II        FUNDS SERIES II
                                                        SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------------  -----------------------  ---------------------
                                                                                   AIM V. I.              AIM V. I.
                                                  AIM V. I. BASIC VALUE II  CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                                 -------------------------  -----------------------  ----------------------
                                                     2009         2008         2009         2008       2009        2008
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (47,449) $   (170,089) $  (49,238) $   (91,894) $ (5,776)  $  (8,423)
Net realized gains (losses).....................  (1,608,447)    2,278,057    (107,539)     120,187   (33,860)     74,394
Change in unrealized gains (losses).............   5,242,032   (11,711,986)    806,935   (3,138,788)  158,174    (389,265)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   3,586,136    (9,604,018)    650,158   (3,110,495)  118,538    (323,294)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       2,767        16,449       1,950        4,767        --          44
Benefit payments................................    (133,739)     (160,798)    (14,077)     (62,809)       --      (3,214)
Payments on termination.........................    (842,539)   (1,397,612)   (123,755)    (361,948)  (21,163)    (10,127)
Contract maintenance charge.....................     (40,233)      (46,363)    (10,660)     (12,690)       --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (758,522)      405,775    (118,206)    (732,738)  (23,935)    (60,359)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,772,266)   (1,182,549)   (264,748)  (1,165,418)  (45,098)    (73,656)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,813,870   (10,786,567)    385,410   (4,275,913)   73,440    (396,950)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,651,910    19,438,477   3,716,103    7,992,016   336,338     733,288
                                                 -----------  ------------  ----------  -----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $10,465,780  $  8,651,910  $4,101,513  $ 3,716,103  $409,778   $ 336,338
                                                 ===========  ============  ==========  ===========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,178,179     1,259,674     445,445      545,611    41,629      47,215
       Units issued.............................      67,431       159,243       9,233       12,008       135       1,624
       Units redeemed...........................    (269,972)     (240,738)    (42,959)    (112,174)   (5,430)     (7,210)
                                                 -----------  ------------  ----------  -----------  --------   ---------
    Units outstanding at end of period..........     975,638     1,178,179     411,719      445,445    36,334      41,629
                                                 ===========  ============  ==========  ===========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II        FUNDS SERIES II          FUNDS SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 -----------------------  ---------------------  -----------------------
                                                                               AIM V. I.                AIM V. I.
                                                 AIM V. I. CORE EQUITY II DIVERSIFIED INCOME II  GOVERNMENT SECURITIES II
                                                 -----------------------  ---------------------  -----------------------
                                                    2009         2008       2009        2008         2009        2008
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (3,673) $     3,646  $ 21,536   $  32,234   $    28,543  $   43,806
Net realized gains (losses).....................   (128,976)      50,800   (41,878)    (28,159)       89,132       4,017
Change in unrealized gains (losses).............    710,010   (1,336,017)   44,870     (80,713)     (167,422)    154,448
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    577,361   (1,281,571)   24,528     (76,638)      (49,747)    202,271
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --       13,020       270         692         1,000         600
Benefit payments................................    (46,989)      (6,179)       --          --       (16,873)    (47,772)
Payments on termination.........................   (248,630)    (494,144)  (26,178)    (29,524)     (142,017)   (140,949)
Contract maintenance charge.....................     (9,605)     (10,564)       --          --            --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (130,925)    (166,233)  (73,563)    (66,368)   (1,154,093)  1,332,245
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (436,149)    (664,100)  (99,471)    (95,200)   (1,311,983)  1,144,124
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    141,212   (1,945,671)  (74,943)   (171,838)   (1,361,730)  1,346,395
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,672,454    4,618,125   356,571     528,409     2,435,487   1,089,092
                                                 ----------  -----------  --------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,813,666  $ 2,672,454  $281,628   $ 356,571   $ 1,073,757  $2,435,487
                                                 ==========  ===========  ========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    327,926      389,485    37,719      46,380       195,099      95,391
       Units issued.............................     26,817       11,043       619       4,578         3,247     127,255
       Units redeemed...........................    (79,930)     (72,602)  (11,095)    (13,239)     (111,015)    (27,547)
                                                 ----------  -----------  --------   ---------   -----------  ----------
    Units outstanding at end of period..........    274,813      327,926    27,243      37,719        87,331     195,099
                                                 ==========  ===========  ========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II         FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                   ---------------------   ----------------------  ---------------------
                                                                                 AIM V. I.               AIM V. I.
                                                   AIM V. I. HIGH YIELD II INTERNATIONAL GROWTH II  LARGE CAP GROWTH II
                                                   ---------------------   ----------------------  ---------------------
                                                     2009         2008       2009        2008         2009       2008
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ 28,634    $  40,293   $ (1,021)  $  (12,691)  $  (9,326) $  (12,854)
Net realized gains (losses).......................  (13,319)     (34,426)   (21,106)     113,892     (25,810)      9,123
Change in unrealized gains (losses)...............  157,536     (167,357)   195,275     (681,650)    162,343    (400,710)
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from operations.  172,851     (161,490)   173,148     (580,449)    127,207    (404,441)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --      104,033        486        1,768          --          --
Benefit payments..................................       --     (103,410)    (4,693)          --     (16,583)     (5,916)
Payments on termination...........................  (67,453)     (27,973)   (24,953)     (42,467)   (128,937)    (71,888)
Contract maintenance charge.......................       --           --         --           --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (16,649)     (90,402)   (66,906)    (296,094)    (10,345)     14,568
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (84,102)    (117,752)   (96,066)    (336,793)   (155,865)    (63,236)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   88,749     (279,242)    77,082     (917,242)    (28,658)   (467,677)
NET ASSETS AT BEGINNING OF PERIOD.................  372,103      651,345    718,906    1,636,148     638,630   1,106,307
                                                   --------    ---------   --------   ----------   ---------  ----------
NET ASSETS AT END OF PERIOD....................... $460,852    $ 372,103   $795,988   $  718,906   $ 609,972  $  638,630
                                                   ========    =========   ========   ==========   =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   36,341       46,539     58,762       78,304      83,786      87,996
       Units issued...............................       67        8,669      4,594        2,283         262       9,402
       Units redeemed.............................   (6,383)     (18,867)   (14,265)     (21,825)    (19,279)    (13,612)
                                                   --------    ---------   --------   ----------   ---------  ----------
    Units outstanding at end of period............   30,025       36,341     49,091       58,762      64,769      83,786
                                                   ========    =========   ========   ==========   =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II       FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------------
                                                        AIM V. I.                AIM V. I.             AIM V. I.
                                                  MID CAP CORE EQUITY II      MONEY MARKET II        TECHNOLOGY II
                                                 -----------------------  ----------------------  ---------------------
                                                    2009         2008        2009        2008       2009        2008
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,177) $   (23,424) $  (24,878) $    6,735  $   (664)   $ (1,224)
Net realized gains (losses).....................   (216,937)     613,597          --          --    (3,661)     (1,658)
Change in unrealized gains (losses).............  1,171,368   (2,323,511)         --          --    22,219     (43,739)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    930,254   (1,733,338)    (24,878)      6,735    17,894     (46,621)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,340       24,574          --          54        --         138
Benefit payments................................    (53,299)     (78,692)    (44,911)    (70,790)       --          --
Payments on termination.........................   (529,631)    (935,397)   (239,276)   (333,839)   (6,174)     (6,994)
Contract maintenance charge.....................    (11,957)     (13,475)         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (53,510)    (193,829)   (109,779)     91,137    (9,692)    (22,653)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (643,057)  (1,196,819)   (393,966)   (313,439)  (15,866)    (29,509)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    287,197   (2,930,157)   (418,844)   (306,703)    2,028     (76,130)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,809,074    6,739,231   2,045,065   2,351,768    42,982     119,112
                                                 ----------  -----------  ----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $4,096,271  $ 3,809,074  $1,626,221  $2,045,065  $ 45,010    $ 42,982
                                                 ==========  ===========  ==========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    392,170      488,368     197,679     228,198     6,214       9,382
       Units issued.............................     33,528       23,540       5,135      27,467        12         345
       Units redeemed...........................    (93,611)    (119,738)    (43,504)    (57,986)   (2,016)     (3,513)
                                                 ----------  -----------  ----------  ----------   --------   --------
    Units outstanding at end of period..........    332,087      392,170     159,310     197,679     4,210       6,214
                                                 ==========  ===========  ==========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          ALLIANCE                   ALLIANCE
                                          AIM VARIABLE INSURANCE     BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             FUNDS SERIES II        PRODUCT SERIES FUND         PRODUCT SERIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------   -------------------------  --------------------------
                                                AIM V. I.                 ALLIANCE            ALLIANCE BERNSTEIN VPS
                                              UTILITIES II          BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                          --------------------   -------------------------  --------------------------
                                             2009        2008        2009         2008          2009          2008
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  11,394   $   7,881  $  (421,494) $   (646,423) $  1,353,617  $    180,350
Net realized gains (losses)..............   (46,670)    106,463   (1,073,282)      179,734    (7,354,828)   16,626,507
Change in unrealized gains (losses)......    81,438    (421,041)   8,500,633   (20,707,289)   18,261,334   (77,351,929)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    46,162    (306,697)   7,005,857   (21,173,978)   12,260,123   (60,545,072)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180      59,013        6,239        68,559        51,235       374,644
Benefit payments.........................   (13,172)    (58,721)    (687,410)     (702,491)   (2,274,671)   (2,442,835)
Payments on termination..................   (34,056)    (34,414)  (2,002,398)   (6,470,584)   (5,566,717)  (21,713,105)
Contract maintenance charge..............        --          --      (81,005)     (100,518)     (110,261)     (140,409)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (119,112)    (58,644)     (47,954)   (3,099,047)   (2,517,431)   (6,705,934)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (166,160)    (92,766)  (2,812,528)  (10,304,081)  (10,417,845)  (30,627,639)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (119,998)   (399,463)   4,193,329   (31,478,059)    1,842,278   (91,172,711)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   572,011     971,474   24,187,037    55,665,096    74,598,130   165,770,841
                                          ---------   ---------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 452,013   $ 572,011  $28,380,366  $ 24,187,037  $ 76,440,408  $ 74,598,130
                                          =========   =========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    42,025      47,502    3,865,908     5,068,225     9,098,062    11,799,587
       Units issued......................        69       5,548      314,624       301,736       380,248       481,186
       Units redeemed....................   (12,773)    (11,025)    (738,244)   (1,504,053)   (1,612,779)   (3,182,711)
                                          ---------   ---------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    29,321      42,025    3,442,288     3,865,908     7,865,531     9,098,062
                                          =========   =========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ALLIANCE                   ALLIANCE                   ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                             INTERNATIONAL VALUE          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (124,675) $   (237,374) $  (336,702) $   (475,415) $  (187,719) $   (415,555)
Net realized gains (losses)..............  (3,570,253)      944,465     (808,690)      (72,245)  (1,018,398)    2,750,162
Change in unrealized gains (losses)......   9,677,749   (22,997,660)   7,339,820   (13,611,973)   8,844,055   (15,783,343)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,982,821   (22,290,569)   6,194,428   (14,159,633)   7,637,938   (13,448,736)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,059        81,364       10,134       460,152        2,303        22,623
Benefit payments.........................    (348,190)     (893,213)    (474,170)   (1,093,110)    (536,660)     (275,658)
Payments on termination..................  (1,489,483)   (2,346,674)  (1,588,163)   (4,558,790)  (1,966,037)   (6,109,650)
Contract maintenance charge..............    (116,389)     (137,322)     (26,234)      (29,349)    (122,396)     (154,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,682,658)    3,221,779     (759,984)     (464,474)  (1,397,649)   (2,967,625)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,634,661)      (74,066)  (2,838,417)   (5,685,571)  (4,020,439)   (9,484,545)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,348,160   (22,364,635)   3,356,011   (19,845,204)   3,617,499   (22,933,281)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,508,783    42,873,418   19,367,384    39,212,588   21,471,044    44,404,325
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $22,856,943  $ 20,508,783  $22,723,395  $ 19,367,384  $25,088,543  $ 21,471,044
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,725,634     2,617,431    3,924,336     4,752,977    1,815,255     2,375,213
       Units issued......................     385,655       739,884      267,934       536,456       75,475       122,754
       Units redeemed....................    (812,189)     (631,681)    (793,980)   (1,365,097)    (379,292)     (682,712)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   2,299,100     2,725,634    3,398,290     3,924,336    1,511,438     1,815,255
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ALLIANCE                  ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND     PORTFOLIOS, INC
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS           ALLIANCE         AMERICAN CENTURY
                                                      UTILITY INCOME         BERNSTEIN VPS VALUE       VP BALANCED
                                                 ------------------------  -----------------------  ----------------
                                                   2009 (G)       2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   132,414  $    66,227  $   30,419  $    15,862  $   700  $   239
Net realized gains (losses).....................  (1,596,636)     616,964    (243,563)     (37,649)    (179)   1,309
Change in unrealized gains (losses).............   1,752,896   (3,657,462)    593,078   (1,449,111)   1,953   (6,640)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................     288,674   (2,974,271)    379,934   (1,470,898)   2,474   (5,092)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --       11,137      (1,000)       1,000       --       --
Benefit payments................................     (72,701)     (30,259)    (42,353)     (20,128)      --       --
Payments on termination.........................    (244,235)  (1,149,860)   (166,624)    (254,113)    (540)    (681)
Contract maintenance charge.....................     (13,059)     (24,647)    (10,634)     (11,304)      (9)      (7)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,149,184)      93,273     184,999      (77,719)      (1)     (22)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (4,479,179)  (1,100,356)    (35,612)    (362,264)    (550)    (710)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...............  (4,190,505)  (4,074,627)    344,322   (1,833,162)   1,924   (5,802)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,190,505    8,265,132   1,913,545    3,746,707   17,905   23,707
                                                 -----------  -----------  ----------  -----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,190,505  $2,257,867  $ 1,913,545  $19,829  $17,905
                                                 ===========  ===========  ==========  ===========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     423,573      518,987     274,118      311,265    1,449    1,507
       Units issued.............................      34,366      103,795      63,567       32,497       --       --
       Units redeemed...........................    (457,939)    (199,209)    (65,400)     (69,644)     (39)     (58)
                                                 -----------  -----------  ----------  -----------  -------  -------
    Units outstanding at end of period..........          --      423,573     272,285      274,118    1,410    1,449
                                                 ===========  ===========  ==========  ===========  =======  =======

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK        DREYFUS VARIABLE
                                                      GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------   ---------------------  -------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE          DREYFUS STOCK
                                                         GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     ------------------   ---------------------  -------------------
                                                       2009       2008       2009       2008       2009       2008
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (85)  $    (103) $   3,206  $    5,052  $    (66) $  (1,151)
Net realized gains (losses).........................  (1,776)     12,460    (17,513)     58,543   (13,917)    20,819
Change in unrealized gains (losses).................   8,477     (28,794)   120,870    (448,429)   41,357   (104,057)
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from operations...   6,616     (16,437)   106,563    (384,834)   27,374    (84,389)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --          85        150       5,000        --         --
Benefit payments....................................      --      (4,292)    (3,090)    (61,577)       --         --
Payments on termination.............................  (4,374)    (14,584)  (143,869)   (147,293)  (24,849)   (22,994)
Contract maintenance charge.........................     (21)        (52)      (452)       (533)     (135)      (139)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,296    (103,293)     2,485    (135,991)     (460)     4,168
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,099)   (122,136)  (144,776)   (340,394)  (25,444)   (18,965)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    4,517.  (138,573)   (38,213)   (725,228)     1,930  (103,354)
NET ASSETS AT BEGINNING OF PERIOD...................   20,002.    158,575    565,319   1,290,547   119,928    223,282
                                                     -------   ---------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................  $24,519.  $  20,002  $ 527,106  $  565,319  $121,858  $ 119,928
                                                     =======   =========  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,113      17,438     72,839     104,229    15,914     17,238
       Units issued.................................     643       1,267      4,811       7,063       811        623
       Units redeemed...............................    (905)    (15,592)   (24,212)    (38,453)   (3,896)    (1,947)
                                                     -------   ---------  ---------  ----------  --------  ---------
    Units outstanding at end of period..............   2,851       3,113     53,438      72,839    12,829     15,914
                                                     =======   =========  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     DREYFUS VARIABLE
                                                     INVESTMENT FUND      DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -------------------   ----------------------
                                                           VIF                                            DWS
                                                       MONEY MARKET          DWS BOND VIP A      CAPITAL GROWTH VIP A
                                                 -----------------------  -------------------   ----------------------
                                                    2009         2008       2009        2008       2009        2008
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,112) $     8,450  $ 36,330   $  32,465  $    6,485  $    5,035
Net realized gains (losses).....................         --           --    (3,954)    (14,236)    (38,340)      7,615
Change in unrealized gains (losses).............         --           --    11,325    (126,016)    301,738    (563,985)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (24,112)       8,450    43,701    (107,787)    269,883    (551,335)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      3,228           --        --          30       2,200       7,525
Benefit payments................................     75,110      (88,076)      984      20,538      (1,186)      3,900
Payments on termination.........................   (939,374)  (1,672,397)  (10,123)    (36,660)    (18,560)    (85,091)
Contract maintenance charge.....................       (621)        (419)       --          --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    212,772    2,716,525    20,639    (223,170)    (16,773)    (36,273)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (648,885)     955,633    11,500    (239,262)    (34,319)   (109,939)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (672,997)     964,083    55,201    (347,049)    235,564    (661,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,737,238      773,155   469,103     816,152   1,032,402   1,693,676
                                                 ----------  -----------  --------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,064,241  $ 1,737,238  $524,304   $ 469,103  $1,267,966  $1,032,402
                                                 ==========  ===========  ========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    156,203       70,655    39,173      56,326     121,831     132,978
       Units issued.............................    265,183      357,426     1,923        (171)     13,804      10,036
       Units redeemed...........................   (324,343)    (271,878)   (1,036)    (16,982)    (16,831)    (21,183)
                                                 ----------  -----------  --------   ---------  ----------  ----------
    Units outstanding at end of period..........     97,043      156,203    40,060      39,173     118,804     121,831
                                                 ==========  ===========  ========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DWS VARIABLE SERIES I   DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -------------------   -------------------
                                                          DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                     OPPORTUNITIES VIP A        INCOME VIP A             VIP A
                                                   -----------------------  -------------------   -------------------
                                                      2009         2008       2009        2008      2009        2008
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    8,273  $    (5,887) $  5,771   $   6,937  $ 16,704   $   5,241
Net realized gains (losses).......................    (26,664)     222,625   (27,174)    124,282   (18,890)    123,240
Change in unrealized gains (losses)...............    368,460   (1,027,131)  139,795    (376,024)  131,247    (547,080)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from operations.    350,069     (810,393)  118,392    (244,805)  129,061    (418,599)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      2,380        5,868        --          --     1,680       4,467
Benefit payments..................................        (42)      (6,697)     (108)         --      (489)      1,650
Payments on termination...........................     (1,330)     (78,963)  (36,691)     (4,657)  (22,072)    (32,193)
Contract maintenance charge.......................         --           --        --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (6,307)     (82,749)    4,024         836       514     (16,501)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................     (5,299)    (162,541)  (32,775)     (3,821)  (20,367)    (42,577)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................    344,770     (972,934)   85,617    (248,626)  108,694    (461,176)
NET ASSETS AT BEGINNING OF PERIOD.................    755,113    1,728,047   386,573     635,199   415,395     876,571
                                                   ----------  -----------  --------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD....................... $1,099,883  $   755,113  $472,190   $ 386,573  $524,089   $ 415,395
                                                   ==========  ===========  ========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     54,345       61,759    55,505      55,856    48,803      52,933
       Units issued...............................      4,619          441       569         347       678       6,623
       Units redeemed.............................     (5,155)      (7,855)   (5,152)       (698)   (3,014)    (10,753)
                                                   ----------  -----------  --------   ---------  --------   ---------
    Units outstanding at end of period............     53,809       54,345    50,922      55,505    46,467      48,803
                                                   ==========  ===========  ========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ---------------------  ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  ---------------------  ---------------------
                                                    2009        2008        2009       2008       2009        2008
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   42,743  $   56,865  $  (2,050) $   19,116  $ (1,983)  $  (2,937)
Net realized gains (losses).....................    (17,124)    (21,854)        --          --    (5,838)    (12,875)
Change in unrealized gains (losses).............    269,869    (592,176)        --          --   105,981    (245,822)
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    295,488    (557,165)    (2,050)     19,116    98,160    (261,634)
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --         250         --      35,020       540         540
Benefit payments................................    (28,213)     31,177         --          --        --          --
Payments on termination.........................    (35,246)   (137,589)  (101,745)    (26,902)   (2,737)    (21,756)
Contract maintenance charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     16,803     (36,099)  (235,407)   (124,884)     (131)     69,312
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................    (46,656)   (142,261)  (337,152)   (116,766)   (2,328)     48,096
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS...............    248,832    (699,426)  (339,202)    (97,650)   95,832    (213,538)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,351,788   2,051,214    935,248   1,032,898   250,990     464,528
                                                 ----------  ----------  ---------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $1,600,620  $1,351,788  $ 596,046  $  935,248  $346,822   $ 250,990
                                                 ==========  ==========  =========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    154,572     169,227     87,449      98,429    39,149      36,335
       Units issued.............................      3,384       4,278      7,550      15,175       814       6,215
       Units redeemed...........................     (8,612)    (18,933)   (39,044)    (26,155)   (1,211)     (3,401)
                                                 ----------  ----------  ---------  ----------  --------   ---------
    Units outstanding at end of period..........    149,344     154,572     55,955      87,449    38,752      39,149
                                                 ==========  ==========  =========  ==========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FEDERATED             FIDELITY VARIABLE        FIDELITY VARIABLE
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  -----------------------
                                              2009         2008         2009         2008        2009         2008
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (154,856) $   104,769  $       989  $   (45,058) $    9,761  $    12,778
Net realized gains (losses)..............          --           --     (977,682)    (153,139)   (140,140)    (151,398)
Change in unrealized gains (losses)......          --           --    2,840,379   (5,299,776)    422,444     (757,710)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    (154,856)     104,769    1,863,686   (5,497,973)    292,065     (896,332)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,186        4,020       28,530       54,967         605        1,545
Benefit payments.........................    (462,246)    (433,484)     (65,782)    (185,062)    (19,988)     (84,487)
Payments on termination..................  (4,281,688)  (4,065,096)  (1,201,109)  (2,001,180)   (141,139)    (618,038)
Contract maintenance charge..............      (8,330)      (3,181)      (6,416)      (7,111)       (670)        (990)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  13,292,837    1,323,997       99,537     (204,124)    134,456     (224,077)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   8,557,759   (3,173,744)  (1,145,240)  (2,342,509)    (26,736)    (926,047)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   8,402,903   (3,068,975)     718,446   (7,840,482)    265,329   (1,822,379)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,591,679   10,660,654    6,434,780   14,275,262     959,510    2,781,889
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,994,582  $ 7,591,679  $ 7,153,226  $ 6,434,780  $1,224,839  $   959,510
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     627,765      893,573      629,773      793,131     108,753      178,711
       Units issued......................   1,231,496      289,533       83,709       70,280      24,868        3,440
       Units redeemed....................    (571,778)    (555,341)    (187,291)    (233,638)    (24,255)     (73,398)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   1,287,483      627,765      526,191      629,773     109,366      108,753
                                          ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                  VIP GROWTH            VIP HIGH INCOME           VIP INDEX 500
                                           -----------------------  -----------------------  -----------------------
                                              2009         2008        2009         2008        2009         2008
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (29,145) $   (32,534) $   78,320  $   117,869  $   55,231  $    44,485
Net realized gains (losses)...............   (424,595)     (82,559)   (158,365)    (161,233)   (210,347)     138,927
Change in unrealized gains (losses).......  1,196,871   (3,143,691)    523,630     (458,096)  1,275,854   (3,403,803)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................    743,131   (3,258,784)    443,585     (501,460)  1,120,738   (3,220,391)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     25,500       62,164       3,401        9,796      27,193       34,380
Benefit payments..........................    (31,837)     (13,703)    (65,578)     (90,714)    (54,757)    (166,449)
Payments on termination...................   (426,802)    (863,456)   (294,413)    (451,976)   (816,715)  (1,423,014)
Contract maintenance charge...............     (4,743)      (5,762)     (1,028)      (1,082)     (4,727)      (5,588)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (82,576)    (114,513)    (34,307)    (268,751)    274,160     (423,578)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (520,458)    (935,270)   (391,925)    (802,727)   (574,846)  (1,984,249)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    222,673   (4,194,054)     51,660   (1,304,187)    545,892   (5,204,640)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  3,263,620    7,457,674   1,262,589    2,566,776   4,707,354    9,911,994
                                           ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $3,486,293  $ 3,263,620  $1,314,249  $ 1,262,589  $5,253,246  $ 4,707,354
                                           ==========  ===========  ==========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    540,382      642,675     156,146      233,449     689,822      903,650
       Units issued.......................     59,955       58,898       8,128        9,450     127,743       44,385
       Units redeemed.....................   (140,056)    (161,191)    (49,608)     (86,753)   (195,642)    (258,213)
                                           ----------  -----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period....    460,281      540,382     114,666      156,146     621,923      689,822
                                           ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                         FIDELITY
                                                                                                    VARIABLE INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE       PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP ASSET
                                                             VIP                                      MANAGER GROWTH
                                                    INVESTMENT GRADE BOND        VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2009        2008        2009         2008       2009     2008
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  188,646  $   95,914  $   10,247  $    22,850  $   (10) $    150
Net realized gains (losses).......................    (39,693)    (59,669)   (172,699)     318,740      164      (372)
Change in unrealized gains (losses)...............    166,875    (180,369)    452,139   (1,691,054)  25,158   (24,019)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    315,828    (144,124)    289,687   (1,349,464)  25,312   (24,241)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      9,255      21,942       8,292       22,406       --        --
Benefit payments..................................    (31,545)    (96,058)     (2,524)     (28,887)      --        --
Payments on termination...........................   (418,564)   (634,510)   (234,465)    (848,420)      --    (2,125)
Contract maintenance charge.......................     (1,706)     (1,853)     (1,555)      (1,891)      --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (97,217)     (5,323)    (10,408)       1,093   22,974      (140)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (539,777)   (715,802)   (240,660)    (855,699)  22,974    (2,265)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................   (223,949)   (859,926)     49,027   (2,205,163)  48,286   (26,506)
NET ASSETS AT BEGINNING OF PERIOD.................  2,599,594   3,459,520   1,437,110    3,642,273   39,759    66,265
                                                   ----------  ----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,375,645  $2,599,594  $1,486,137  $ 1,437,110  $88,045  $ 39,759
                                                   ==========  ==========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    184,295     234,249     171,538      241,023    5,013     5,279
       Units issued...............................     26,534      50,649      20,337       26,578    3,563        13
       Units redeemed.............................    (63,372)   (100,603)    (48,857)     (96,063)      --      (279)
                                                   ----------  ----------  ----------  -----------  -------  --------
    Units outstanding at end of period............    147,457     184,295     143,018      171,538    8,576     5,013
                                                   ==========  ==========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------------  -----------------------  --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           -------------------------  -----------------------  --------------------------
                                               2009         2008         2009         2008        2009           2008
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (286,283) $   (737,851) $    3,298  $     2,996  $  189,996    $   146,131
Net realized gains (losses)...............  (8,312,960)   (5,032,118)   (231,605)    (189,765)   (598,093)        (5,959)
Change in unrealized gains (losses).......  28,272,625   (43,134,239)    462,860     (981,386)  2,120,811     (2,842,962)
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................  19,673,382   (48,904,208)    234,553   (1,168,155)  1,712,714     (2,702,790)
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      70,703       681,072       2,400        2,400      11,370          3,280
Benefit payments..........................    (972,860)   (1,805,209)    (32,523)     (29,142)    (43,959)       (15,037)
Payments on termination...................  (5,222,159)   (7,635,393)   (283,098)    (644,049)   (720,775)      (558,007)
Contract maintenance charge...............    (352,222)     (396,580)       (520)        (617)    (49,990)       (39,176)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   2,129,905    10,254,156     (32,636)    (605,862)    210,065      5,577,637
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (4,346,633)    1,098,046    (346,377)  (1,277,270)   (593,289)     4,968,697
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  15,326,749   (47,806,162)   (111,824)  (2,445,425)  1,119,425      2,265,907
NET ASSETS AT BEGINNING OF
 PERIOD...................................  62,220,358   110,026,520   1,129,660    3,575,085   8,586,306      6,320,399
                                           -----------  ------------  ----------  -----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $77,547,107  $ 62,220,358  $1,017,836  $ 1,129,660  $9,705,731    $ 8,586,306
                                           ===========  ============  ==========  ===========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   8,276,099     8,136,808     151,277      270,725   1,045,628        566,354
       Units issued.......................   1,353,134     2,321,633       7,911       50,809     266,283        867,640
       Units redeemed.....................  (1,841,273)   (2,182,342)    (52,818)    (170,257)   (343,051)      (388,366)
                                           -----------  ------------  ----------  -----------   ----------   -----------
    Units outstanding at end of period....   7,787,960     8,276,099     106,370      151,277     968,860      1,045,628
                                           ===========  ============  ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2009         2008        2009         2008        2009        2008
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   103,327  $    63,798  $   14,608  $    15,635  $   66,667  $   44,672
Net realized gains (losses)...............    (464,492)    (178,783)   (200,155)      79,473     (38,306)    (55,623)
Change in unrealized gains (losses).......   1,967,614   (2,617,372)    810,520   (1,292,595)    364,040    (366,694)
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   1,606,449   (2,732,357)    624,973   (1,197,487)    392,401    (377,645)
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,821       83,554       1,697       19,330      16,200      42,051
Benefit payments..........................     (23,976)     (48,212)         --      (16,215)    (41,789)   (199,982)
Payments on termination...................  (1,205,218)    (971,059)    (53,095)    (254,070)   (364,315)   (626,118)
Contract maintenance charge...............     (45,014)     (28,358)    (14,325)     (10,629)    (16,631)    (17,616)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,585,554    2,528,245     321,124    1,219,699   1,090,718   1,859,328
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................     326,167    1,564,170     255,401      958,115     684,183   1,057,663
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,932,616   (1,168,187)    880,374     (239,372)  1,076,584     680,018
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,433,458    6,601,645   1,986,860    2,226,232   2,615,887   1,935,869
                                           -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 7,366,074  $ 5,433,458  $2,867,234  $ 1,986,860  $3,692,471  $2,615,887
                                           ===========  ===========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     723,789      581,385     284,171      193,831     275,479     179,300
       Units issued.......................     370,617      468,685     140,320      140,336     167,271     253,252
       Units redeemed.....................    (319,051)    (326,281)   (106,714)     (49,996)    (97,452)   (157,073)
                                           -----------  -----------  ----------  -----------  ----------  ----------
    Units outstanding at end of period....     775,355      723,789     317,777      284,171     345,298     275,479
                                           ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 ------------------------  ----------------------  ----------------------
                                                     2009         2008        2009        2008        2009        2008
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (71,702) $   (86,507) $  (3,894)  $  (6,668)  $  (19,988) $  (25,441)
Net realized gains (losses).....................    (733,335)     947,903    (57,162)      7,927     (131,639)   (144,355)
Change in unrealized gains (losses).............   2,852,943   (7,235,910)   115,396    (379,655)     635,126    (797,283)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,047,906   (6,374,514)    54,340    (378,396)     483,499    (967,079)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       1,028       50,089        180         180        7,567      65,256
Benefit payments................................    (130,581)    (182,708)      (304)    (12,836)      (2,870)    (11,838)
Payments on termination.........................    (757,926)  (1,021,596)  (157,744)   (137,007)    (109,486)   (190,749)
Contract maintenance charge.....................     (50,371)     (52,957)      (209)       (240)      (5,695)     (5,386)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     342,761    1,138,322     (5,497)    165,679       29,239     577,060
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (595,089)     (68,850)  (163,574)     15,776      (81,245)    434,343
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,452,817   (6,443,364)  (109,234)   (362,620)     402,254    (532,736)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,790,637   15,234,001    359,421     722,041    1,191,587   1,724,323
                                                 -----------  -----------  ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $10,243,454  $ 8,790,637  $ 250,187   $ 359,421   $1,593,841  $1,191,587
                                                 ===========  ===========  =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
       Units issued.............................     167,742      253,403      2,603      61,058       48,055     102,036
       Units redeemed...........................    (244,349)    (241,896)   (31,174)    (63,916)     (58,925)    (62,254)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
    Units outstanding at end of period..........   1,060,962    1,137,569     34,865      63,436      175,767     186,637
                                                 ===========  ===========  =========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------------
                                                                                                      VIP INVESTMENT
                                                      VIP HIGH INCOME           VIP INDEX 500           GRADE BOND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                 ------------------------  -----------------------  ----------------------
                                                     2009         2008        2009         2008       2009        2008
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   464,611  $   577,189  $   49,774  $    45,971  $   383     $    482
Net realized gains (losses).....................    (578,410)    (432,614)   (368,181)    (119,386)    (744)        (855)
Change in unrealized gains (losses).............   2,649,775   (2,600,104)  1,949,323   (3,322,645)     771         (211)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from
 operations.....................................   2,535,976   (2,455,529)  1,630,916   (3,396,060)     410         (584)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        (856)       6,019       6,821       40,955       --           --
Benefit payments................................     (84,236)    (263,427)   (102,547)     (58,082)      --       (5,805)
Payments on termination.........................  (1,129,317)  (1,464,058)   (835,055)    (568,891)  (6,846)      (3,387)
Contract maintenance charge.....................     (36,454)     (35,663)    (36,706)     (35,749)     (19)         (36)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................      80,445     (280,136)    820,921    1,011,473      235         (553)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,170,418)  (2,037,265)   (146,566)     389,706   (6,630)      (9,781)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,365,558   (4,492,794)  1,484,350   (3,006,354)  (6,220)     (10,365)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,770,778   11,263,572   6,059,281    9,065,635    7,497       17,862
                                                 -----------  -----------  ----------  -----------   -------     --------
NET ASSETS AT END OF PERIOD..................... $ 8,136,336  $ 6,770,778  $7,543,631  $ 6,059,281  $ 1,277     $  7,497
                                                 ===========  ===========  ==========  ===========   =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     785,374      963,641     870,821      804,594      653        1,479
       Units issued.............................     126,097      137,527     314,793      256,902       18          304
       Units redeemed...........................    (242,785)    (315,794)   (312,798)    (190,675)    (573)      (1,130)
                                                 -----------  -----------  ----------  -----------   -------     --------
    Units outstanding at end of period..........     668,686      785,374     872,816      870,821       98          653
                                                 ===========  ===========  ==========  ===========   =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE             FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND       INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS
                                              (SERVICE CLASS 2)             (SERVICE CLASS 2)      FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                          ---------------------------  --------------------------  ---------------------
                                                                            VIP MONEY MARKET           VIP OVERSEAS
                                          VIP MIDCAP (SERVICE CLASS 2)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ---------------------------  --------------------------  ---------------------
                                              2009          2008           2009          2008        2009        2008
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,230)  $   (353,372)  $   (305,528) $    140,400  $    174   $   2,276
Net realized gains (losses)..............  (1,913,213)     2,655,535             --            --   (54,906)      6,752
Change in unrealized gains (losses)......   7,788,175    (14,348,074)            --            --    66,589    (128,206)
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 operations..............................   5,670,732    (12,045,911)      (305,528)      140,400    11,857    (119,178)
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      22,701        155,837            548         4,156        --          --
Benefit payments.........................    (459,136)      (736,031)      (811,892)     (175,341)       --          --
Payments on termination..................  (1,414,285)    (2,542,858)   (10,256,588)  (10,909,482)  (62,545)     (6,042)
Contract maintenance charge..............     (93,124)      (105,598)      (125,968)      (78,129)      (35)        (32)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     254,043       (390,921)     8,747,588    28,452,593        19      92,631
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,689,801)    (3,619,571)    (2,446,312)   17,293,797   (62,561)     86,557
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,980,931    (15,665,482)    (2,751,839)   17,434,197   (50,704)    (32,621)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,456,604     32,122,086     27,081,793     9,647,596   148,905     181,526
                                          -----------   ------------   ------------  ------------  --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $20,437,535   $ 16,456,604   $ 24,329,954  $ 27,081,793  $ 98,201   $ 148,905
                                          ===========   ============   ============  ============  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,113,060      2,415,359      2,544,214       914,917    17,081      11,471
       Units issued......................     290,535        453,601      2,073,118     3,246,143       223      10,606
       Units redeemed....................    (487,035)      (755,900)    (2,289,244)   (1,616,846)   (8,305)     (4,996)
                                          -----------   ------------   ------------  ------------  --------   ---------
    Units outstanding at end of
     period..............................   1,916,560      2,113,060      2,328,088     2,544,214     8,999      17,081
                                          ===========   ============   ============  ============  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  ------------------------
                                             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND             FRANKLIN
                                             GROWTH SECURITIES         INCOME SECURITIES       HIGH INCOME SECURITIES
                                          -----------------------  -------------------------  ------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (64,380) $   (74,065) $ 1,363,288  $  1,004,850  $   483,850  $   805,609
Net realized gains (losses)..............   (133,665)      17,197   (4,929,841)    1,581,511     (406,670)    (345,760)
Change in unrealized gains (losses)......  1,249,193   (1,936,776)  12,811,157   (29,021,121)   3,157,461   (3,012,907)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,051,148   (1,993,644)   9,244,604   (26,434,760)   3,234,641   (2,553,058)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       24,436       93,427       601,574        3,987       26,650
Benefit payments.........................    (38,083)    (101,680)    (649,328)   (1,667,585)    (330,228)    (187,345)
Payments on termination..................   (364,301)    (372,304)  (3,269,073)   (6,740,409)    (996,882)  (1,477,723)
Contract maintenance charge..............    (23,796)     (24,275)    (215,688)     (252,091)     (31,893)     (30,833)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     57,727      521,191   (1,321,407)   (3,908,186)   1,891,309      (90,882)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (368,453)      47,368   (5,362,069)  (11,966,697)     536,293   (1,760,133)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    682,695   (1,946,276)   3,882,535   (38,401,457)   3,770,934   (4,313,191)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,599,653    5,545,929   41,665,750    80,067,207    7,572,460   11,885,651
                                          ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,282,348  $ 3,599,653  $45,548,285  $ 41,665,750  $11,343,394  $ 7,572,460
                                          ==========  ===========  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    436,784      427,784    4,023,407     4,937,690      850,316    1,006,469
       Units issued......................     68,015      124,804      440,622       509,201      334,217      139,039
       Units redeemed....................   (107,460)    (115,804)    (932,830)   (1,423,484)    (276,062)    (295,192)
                                          ----------  -----------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    397,339      436,784    3,531,199     4,023,407      908,471      850,316
                                          ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                    FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE          TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        ---------------------------  -------------------------  -------------------------
                                                  FRANKLIN               FRANKLIN LARGE CAP         FRANKLIN SMALL CAP
                                             INCOME SECURITIES           GROWTH SECURITIES           VALUE SECURITIES
                                        ---------------------------  -------------------------  -------------------------
                                            2009           2008          2009         2008          2009         2008
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 12,246,612  $   9,914,902  $   (76,984) $   (181,719) $    34,436  $   (232,863)
Net realized gains (losses)............  (11,208,626)    (2,939,549)  (3,151,430)    2,265,015   (1,139,224)    3,403,472
Change in unrealized gains
 (losses)..............................   52,961,231    (94,024,615)  14,758,429   (29,065,414)   9,994,800   (22,391,996)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   53,999,217    (87,049,262)  11,530,015   (26,982,118)   8,890,012   (19,221,387)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,157      2,010,590       50,486       378,522       49,999       336,660
Benefit payments.......................   (4,401,586)    (4,465,454)  (1,005,453)   (1,578,678)    (875,423)     (910,844)
Payments on termination................  (17,136,524)   (38,212,613)  (3,983,035)   (6,254,794)  (2,879,122)   (6,811,770)
Contract maintenance charge............     (757,224)      (849,356)    (232,226)     (262,327)    (160,884)     (185,146)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (176,278)   (10,228,653)    (859,018)      534,398     (578,041)   (3,633,308)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (22,326,455)   (51,745,486)  (6,029,246)   (7,182,879)  (4,443,471)  (11,204,408)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   31,672,762   (138,794,748)   5,500,769   (34,164,997)   4,446,541   (30,425,795)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  176,273,630    315,068,378   45,512,143    79,677,140   35,580,317    66,006,112
                                        ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $207,946,392  $ 176,273,630  $51,012,912  $ 45,512,143  $40,026,858  $ 35,580,317
                                        ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   19,065,181     23,606,779    5,906,156     6,664,268    2,695,455     3,301,606
       Units issued....................    1,914,718      3,336,625      686,033     1,132,907      328,806       415,755
       Units redeemed..................   (4,130,254)    (7,878,223)  (1,408,078)   (1,891,019)    (637,558)   (1,021,906)
                                        ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period............................   16,849,645     19,065,181    5,184,111     5,906,156    2,386,703     2,695,455
                                        ============  =============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                 FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                           FRANKLIN SMALL MID CAP          FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT       DISCOVERY SECURITIES (H)
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008         2009         2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (30,611) $   (41,897) $   876,501  $ 1,163,191  $  (100,642) $    172,814
Net realized gains (losses)..............    (75,203)     405,709      400,273       54,119     (723,110)      646,586
Change in unrealized gains (losses)......    777,957   (1,742,072)    (755,791)   1,022,427    5,184,732   (10,712,026)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    672,143   (1,378,260)     520,983    2,239,737    4,360,980    (9,892,626)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      9,357        5,343       23,760      200,838       45,133       347,770
Benefit payments.........................    (12,681)     (38,116)    (732,223)    (483,738)    (894,782)     (552,697)
Payments on termination..................   (128,697)    (363,387)  (6,506,995)  (4,433,766)  (2,250,461)   (2,466,769)
Contract maintenance charge..............     (7,959)      (8,527)    (175,852)    (148,319)    (122,018)     (123,712)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     34,002       44,488    4,665,577   21,643,020    1,268,297     2,340,403
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (105,978)    (360,199)  (2,725,733)  16,778,035   (1,953,831)     (455,005)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    566,165   (1,738,459)  (2,204,750)  19,017,772    2,407,149   (10,347,631)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,741,673    3,480,132   44,052,970   25,035,198   22,417,932    32,765,563
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $2,307,838  $ 1,741,673  $41,848,220  $44,052,970  $24,825,081  $ 22,417,932
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,258      182,533    3,759,046    2,255,117    2,483,614     2,548,008
       Units issued......................     20,691       18,012    1,748,827    3,338,518      431,217       851,392
       Units redeemed....................    (27,966)     (42,287)  (1,989,146)  (1,834,589)    (652,007)     (915,786)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    150,983      158,258    3,518,727    3,759,046    2,262,824     2,483,614
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                    FRANKLIN                    FRANKLIN
                                            TEMPLETON VARIABLE          TEMPLETON VARIABLE          TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                       ---------------------------  -------------------------  ---------------------------
                                                                       TEMPLETON DEVELOPING             TEMPLETON
                                         MUTUAL SHARES SECURITIES       MARKETS SECURITIES          FOREIGN SECURITIES
                                       ---------------------------  -------------------------  ---------------------------
                                           2009           2008          2009         2008          2009           2008
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    353,748  $   2,160,602  $   626,585  $    379,147  $  2,146,067  $   1,391,748
Net realized gains (losses)...........   (9,333,133)     3,372,009   (2,402,646)    6,758,313    (6,122,162)    15,925,875
Change in unrealized gains
 (losses).............................   32,282,465    (81,144,632)  14,262,973   (31,906,724)   40,127,434   (107,344,430)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from operations......................   23,303,080    (75,612,021)  12,486,912   (24,769,264)   36,151,339    (90,026,808)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,701      1,193,164       54,165       382,065       113,875      1,029,872
Benefit payments......................   (2,847,766)    (2,904,798)    (349,870)     (463,099)   (2,442,879)    (2,527,447)
Payments on termination...............   (9,677,640)   (23,260,679)  (2,113,633)   (4,074,804)  (10,113,888)   (25,871,416)
Contract maintenance charge...........     (462,706)      (573,428)    (122,055)     (140,848)     (539,081)      (649,083)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,473,331)   (12,915,466)     470,591    (1,815,459)   (3,204,896)    (6,955,381)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions...........  (15,352,742)   (38,461,207)  (2,060,802)   (6,112,145)  (16,186,869)   (34,973,455)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    7,950,338   (114,073,228)  10,426,110   (30,881,409)   19,964,470   (125,000,263)
NET ASSETS AT BEGINNING
 OF PERIOD............................  109,604,582    223,677,810   19,432,975    50,314,384   115,017,462    240,017,725
                                       ------------  -------------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $117,554,920  $ 109,604,582  $29,859,085  $ 19,432,975  $134,981,932  $ 115,017,462
                                       ============  =============  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   10,508,420     13,307,223    1,005,564     1,212,686     9,582,503     11,823,812
       Units issued...................      996,534      1,386,120      180,440       283,094     1,188,118      1,646,972
       Units redeemed.................   (2,386,203)    (4,184,923)    (275,999)     (490,216)   (2,405,503)    (3,888,281)
                                       ------------  -------------  -----------  ------------  ------------  -------------
    Units outstanding at end of
     period...........................    9,118,751     10,508,420      910,005     1,005,564     8,365,118      9,582,503
                                       ============  =============  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          FRANKLIN                    FRANKLIN
                                                     TEMPLETON VARIABLE          TEMPLETON VARIABLE      GOLDMAN SACHS
                                                   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST VARIABLE INSURANCE
                                                         SUB-ACCOUNT                SUB-ACCOUNT        TRUST SUB-ACCOUNT
                                                   -------------------------  -----------------------  -----------------
                                                          TEMPLETON                  TEMPLETON
                                                   GLOBAL BOND SECURITIES (I)    GROWTH SECURITIES     VIT CAPITAL GROWTH
                                                   -------------------------  -----------------------  -----------------
                                                      2009          2008         2009         2008       2009     2008
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  344,955    $   75,474   $   22,632  $     8,398  $  (251) $   (422)
Net realized gains (losses).......................    216,539       187,948     (141,403)     106,594     (114)      (38)
Change in unrealized gains (losses)...............    (41,406)     (138,186)     455,778   (1,396,365)   9,941   (15,510)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    520,088       125,236      337,007   (1,281,373)   9,576   (15,970)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      6,559         8,180        2,015        3,180       --        --
Benefit payments..................................   (974,292)      (71,219)      (3,890)     (16,298)      --        --
Payments on termination...........................   (352,102)     (696,002)    (160,902)    (821,010)      --        --
Contract maintenance charge.......................     (8,162)       (7,915)        (703)        (844)     (27)      (29)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    795,372       (78,123)        (911)    (245,695)      --    (2,599)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (532,625)     (845,079)    (164,391)  (1,080,667)     (27)   (2,628)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................    (12,537)     (719,843)     172,616   (2,362,040)   9,549   (18,598)
NET ASSETS AT BEGINNING OF PERIOD.................  2,867,122     3,586,965    1,369,415    3,731,455   21,022    39,620
                                                    ----------   ----------   ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,854,585    $2,867,122   $1,542,031  $ 1,369,415  $30,571  $ 21,022
                                                    ==========   ==========   ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    151,688       198,932      122,064      190,433    3,759     4,093
       Units issued...............................    104,640        50,535        3,717        3,222       --        --
       Units redeemed.............................   (125,614)      (97,779)     (19,884)     (71,591)      (4)     (334)
                                                    ----------   ----------   ----------  -----------  -------  --------
    Units outstanding at end of period............    130,714       151,688      105,897      122,064    3,755     3,759
                                                    ==========   ==========   ==========  ===========  =======  ========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       GOLDMAN SACHS
                                                    GOLDMAN SACHS VARIABLE   GOLDMAN SACHS VARIABLE      VARIABLE
                                                       INSURANCE TRUST          INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -----------------------  -------------------
                                                                                                       VIT STRATEGIC
                                                    VIT GROWTH AND INCOME      VIT MID CAP VALUE     INTERNATIONAL EQUITY
                                                   -----------------------  -----------------------  -------------------
                                                      2009         2008        2009         2008       2009       2008
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    6,817  $     8,046  $    7,917  $   (47,861) $     9    $    59
Net realized gains (losses).......................   (447,415)    (573,314)   (485,878)    (571,702)    (971)       147
Change in unrealized gains (losses)...............  1,329,085   (2,479,967)  1,732,208   (2,329,918)   1,363     (2,842)
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from operations.    888,487   (3,045,235)  1,254,247   (2,949,481)     401     (2,636)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        234       37,854         759          515       --         --
Benefit payments..................................    (82,941)    (155,502)    (12,208)     (27,028)      --         --
Payments on termination...........................   (473,987)    (686,446)   (354,353)    (736,841)  (2,194)    (1,395)
Contract maintenance charge.......................    (29,413)     (32,137)    (25,228)     (29,774)      (7)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    478,619     (785,942)    (67,414)    (840,196)   2,013          1
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................   (107,488)  (1,622,173)   (458,444)  (1,633,324)    (188)    (1,394)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................    780,999   (4,667,408)    795,803   (4,582,805)     213     (4,030)
NET ASSETS AT BEGINNING OF PERIOD.................  5,075,100    9,742,508   4,411,826    8,994,631    2,456      6,486
                                                   ----------  -----------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD....................... $5,856,098  $ 5,075,100  $5,207,629  $ 4,411,826  $ 2,669    $ 2,456
                                                   ==========  ===========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    622,831      779,280     539,325      684,851      278        397
       Units issued...............................    129,068       78,376      32,378       11,726      306         (4)
       Units redeemed.............................   (135,041)    (234,825)    (86,413)    (157,252)    (258)      (115)
                                                   ----------  -----------  ----------  -----------   -------   -------
    Units outstanding at end of period............    616,858      622,831     485,290      539,325      326        278
                                                   ==========  ===========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE
                                                      INSURANCE TRUST          INSURANCE TRUST      JANUS ASPEN SERIES
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  -----------------
                                                      VIT STRUCTURED            VIT STRUCTURED
                                                     SMALL CAP EQUITY         U. S. EQUITY FUND      FORTY PORTFOLIO
                                                 ------------------------  -----------------------  -----------------
                                                     2009         2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (49,293) $  (158,153) $   29,516  $   (15,549) $  (212) $   (270)
Net realized gains (losses).....................  (1,743,127)  (2,246,335)   (807,763)    (574,462)     281       236
Change in unrealized gains (losses).............   4,235,335   (3,528,223)  2,204,244   (4,454,161)   5,161   (10,286)
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from
 operations.....................................   2,442,915   (5,932,711)  1,425,997   (5,044,172)   5,230   (10,320)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         622           90         450       28,053       --        --
Benefit payments................................    (105,955)    (407,841)   (198,600)    (192,719)      --        --
Payments on termination.........................    (989,176)  (1,499,473)   (703,762)    (819,670)  (1,050)     (465)
Contract maintenance charge.....................     (50,457)     (62,519)    (41,117)     (46,985)     (33)      (36)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (296,352)  (1,117,615)    (50,953)    (104,532)     (54)       89
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,441,318)  (3,087,358)   (993,982)  (1,135,853)  (1,137)     (412)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,001,597   (9,020,069)    432,015   (6,180,025)   4,093   (10,732)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,298,930   19,318,999   8,001,612   14,181,637   12,435    23,167
                                                 -----------  -----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD..................... $11,300,527  $10,298,930  $8,433,627  $ 8,001,612  $16,528  $ 12,435
                                                 ===========  ===========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,537,059    1,876,718   1,068,293    1,181,736    1,229     1,260
       Units issued.............................     151,307      154,555     135,941      154,005       --        60
       Units redeemed...........................    (350,424)    (494,214)   (259,290)    (267,448)     (95)      (91)
                                                 -----------  -----------  ----------  -----------  -------  --------
    Units outstanding at end of period..........   1,337,942    1,537,059     944,944    1,068,293    1,134     1,229
                                                 ===========  ===========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES JANUS ASPEN SERIES   LAZARD RETIREMENT
                                                               (SERVICE SHARES)   (SERVICE SHARES)      SERIES, INC.
                                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                              ------------------ ------------------   ---------------
                                                                FOREIGN STOCK         OVERSEAS            EMERGING
                                                               (SERVICE SHARES)  (SERVICE SHARES) (J)  MARKETS EQUITY
                                                              ------------------ ------------------   ---------------
                                                                  2008 (AA)        2009     2008 (AB)  2009     2008
                                                              ------------------ --------   --------- -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................      $  1,363      $   (138)  $     75  $   7   $   (174)
Net realized gains (losses)..................................        16,956        27,910      6,199     88      6,905
Change in unrealized gains (losses)..........................       (21,539)       33,570    (33,557)   386    (10,004)
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from operations............        (3,220)       61,342    (27,283)   481     (3,273)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................            --            --         --     --         --
Benefit payments.............................................            --            --         --     --    (17,369)
Payments on termination......................................            --       (34,024)        --     --         --
Contract maintenance charge..................................            --           (35)        --     (4)        (3)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (51,084)      (51,084)    51,084   (285)       183
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from contract transactions.       (51,084)      (85,143)    51,084   (289)   (17,189)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS............................       (54,304)      (23,801)    23,801    192    (20,462)
NET ASSETS AT BEGINNING OF PERIOD............................        54,304        23,801         --    735     21,197
                                                                   --------      --------   --------  -----   --------
NET ASSETS AT END OF PERIOD..................................      $     --      $     --   $ 23,801  $ 927   $    735
                                                                   ========      ========   ========  =====   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        (2,452)        2,452         --     27        400
       Units issued..........................................            --            --      2,452     --          7
       Units redeemed........................................        (2,452)       (2,452)        --     (6)      (380)
                                                                   --------      --------   --------  -----   --------
    Units outstanding at end of period.......................            --            --      2,452     21         27
                                                                   ========      ========   ========  =====   ========

--------
(j)Previously known as International Growth (Service Shares)
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   LEGG MASON              LEGG MASON
                                                 PARTNERS VARIABLE      PARTNERS VARIABLE
                                                     INCOME             PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                                 TRUST SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------     ---------------------  ------------------------
                                                 LEGG MASON CLEARBRIDGE LEGG MASON CLEARBRIDGE
                                                 VARIABLE FUNDAMENTAL   VARIABLE INVESTORS
                                                 VALUE PORTFOLIO I (K)  PORTFOLIO I (L)                ALL VALUE
                                                 ------------------     ---------------------  ------------------------
                                                 2009         2008       2009        2008          2009         2008
                                                 ----        -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ --       $   (54)    $    4     $   (79)    $  (141,158) $  (142,208)
Net realized gains (losses).....................   (9)       (1,462)        (4)        548        (379,421)     (10,789)
Change in unrealized gains (losses).............  210           256        192      (2,273)      2,639,547   (4,042,712)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from
 operations.....................................  201        (1,260)       192      (1,804)      2,118,968   (4,195,709)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   --            --         --          --           2,550       15,598
Benefit payments................................   --        (5,832)        --      (7,451)       (213,818)    (216,662)
Payments on termination.........................   --            --         --          --        (669,925)  (1,077,212)
Contract maintenance charge.....................   (2)           (2)        (2)         (2)        (34,330)     (36,736)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68             6        164         (27)        304,121     (527,731)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   66        (5,828)       162      (7,480)       (611,402)  (1,842,743)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   267.....  (7,088)...     354...  (9,284)...    1,507,566  (6,038,452)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   725.....    7,813...     820...   10,104...    9,341,425   15,379,877
                                                  ----       -------     ------     -------    -----------  -----------
NET ASSETS AT END OF PERIOD.....................  $992.....  $   725...  $1,174...  $   820...  $10,848,991  $ 9,341,425
                                                  ====       =======     ======     =======    ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................  122           823         95         739         979,481    1,131,777
       Units issued.............................    9             1         16          --         129,627      156,482
       Units redeemed...........................   --          (702)        (1)       (644)       (190,599)    (308,778)
                                                  ----       -------     ------     -------    -----------  -----------
    Units outstanding at end of period..........  131           122        110          95         918,509      979,481
                                                  ====       =======     ======     =======    ===========  ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------  -------------------------  ------------------------
                                              BOND-DEBENTURE           GROWTH AND INCOME        GROWTH OPPORTUNITIES
                                        -------------------------  -------------------------  ------------------------
                                            2009         2008          2009         2008          2009         2008
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 1,546,271  $  1,685,248  $  (130,323) $    (82,265) $  (195,856) $  (271,008)
Net realized gains (losses)............  (1,135,021)   (1,274,952)  (2,515,347)   (2,602,501)    (704,514)    (273,113)
Change in unrealized gains
 (losses)..............................   8,171,951    (7,763,417)   6,228,600   (14,090,240)   5,340,518   (7,299,204)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,583,201    (7,353,121)   3,582,930   (16,775,006)   4,440,148   (7,843,325)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      34,987       250,359       10,629        93,563       18,459      258,125
Benefit payments.......................    (921,832)     (925,095)    (726,034)     (846,022)    (210,349)    (272,477)
Payments on termination................  (7,710,401)   (3,800,017)  (1,599,454)   (4,497,592)    (925,876)  (1,596,762)
Contract maintenance charge............    (149,261)     (148,995)    (120,878)     (148,346)     (63,154)     (70,194)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   6,714,373    (1,561,802)    (324,628)   (3,770,570)    (546,300)    (138,635)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,032,134)   (6,185,550)  (2,760,365)   (9,168,967)  (1,727,220)  (1,819,943)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    6,551,067  (13,538,671)      822,565  (25,943,973)    2,712,928  (9,663,268)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   28,306,315    41,844,986   24,562,036    50,506,009   11,305,709   20,968,977
                                        -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................  $34,857,382  $ 28,306,315  $25,384,601  $ 24,562,036  $14,018,637  $11,305,709
                                        ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,999,760     3,599,110    3,013,029     3,878,633    1,279,378    1,442,833
       Units issued....................   1,244,453       713,820      245,127       459,316      136,619      346,491
       Units redeemed..................  (1,448,550)   (1,313,170)    (596,814)   (1,324,920)    (308,029)    (509,946)
                                        -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period............................   2,795,663     2,999,760    2,661,342     3,013,029    1,107,968    1,279,378
                                        ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 MFS VARIABLE          MFS VARIABLE
                                                  LORD ABBETT SERIES FUND      INSURANCE TRUST       INSURANCE TRUST
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------------  ---------------------  -------------------
                                                       MID-CAP VALUE              MFS GROWTH         MFS HIGH INCOME
                                                 -------------------------  ---------------------  -------------------
                                                     2009         2008         2009       2008       2009       2008
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (278,937) $   (154,064) $  (8,474) $  (14,376) $ 30,905  $  50,506
Net realized gains (losses).....................  (4,385,082)   (2,615,778)   (99,229)    (72,587)  (48,023)   (29,022)
Change in unrealized gains (losses).............  10,300,690   (16,379,315)   358,342    (443,070)  181,754   (218,880)
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   5,636,671   (19,149,157)   250,639    (530,033)  164,636   (197,396)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      29,996       347,574        100       4,816       261      1,789
Benefit payments................................    (735,884)     (782,477)    (2,254)    (11,275)       --     (4,147)
Payments on termination.........................  (2,246,946)   (4,030,933)  (169,381)   (370,858)  (92,865)  (134,034)
Contract maintenance charge.....................    (110,711)     (132,580)      (895)       (977)     (291)      (332)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,129,944)   (2,320,292)    50,262     (44,510)    1,980     57,952
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (4,193,489)   (6,918,708)  (122,168)   (422,804)  (90,915)   (78,772)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,443,182   (26,067,865)   128,471    (952,837)   73,721   (276,168)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  26,078,955    52,146,820    765,601   1,718,438   453,165    729,333
                                                 -----------  ------------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $27,522,137  $ 26,078,955  $ 894,072  $  765,601  $526,886  $ 453,165
                                                 ===========  ============  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,371,297     4,023,673    113,403     158,403    48,771     55,426
       Units issued.............................     301,418       522,827     19,301       1,359     2,875      7,511
       Units redeemed...........................    (816,803)   (1,175,203)   (29,737)    (46,359)  (12,130)   (14,166)
                                                 -----------  ------------  ---------  ----------  --------  ---------
    Units outstanding at end of period..........   2,855,912     3,371,297    102,967     113,403    39,516     48,771
                                                 ===========  ============  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                       MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                                     INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -----------------------  ---------------------
                                                   MFS INVESTORS TRUST       MFS NEW DISCOVERY          MFS RESEARCH
                                                 -----------------------  -----------------------  ---------------------
                                                    2009         2008        2009         2008        2009       2008
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $    5,518  $   (11,967) $  (23,323) $   (30,247) $       8  $   (8,517)
Net realized gains (losses).....................    (76,174)     237,235    (174,730)     383,638    (32,375)    (13,436)
Change in unrealized gains (losses).............    424,077   (1,171,223)  1,063,886   (1,439,246)   192,086    (368,756)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................    353,421     (945,955)    865,833   (1,085,855)   159,719    (390,709)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      3,580       11,803      14,180       15,400      1,200       1,800
Benefit payments................................    (12,469)     (25,543)     (5,268)      (6,960)    (2,954)    (17,226)
Payments on termination.........................   (268,913)    (362,460)   (308,773)    (394,678)  (102,446)   (167,880)
Contract maintenance charge.....................     (1,368)      (1,628)     (1,929)      (2,056)      (340)       (440)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (23,465)    (158,368)     66,176      (82,122)    18,097     (13,232)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (302,635)    (536,196)   (235,614)    (470,416)   (86,443)   (196,978)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     50,786   (1,482,151)    630,219   (1,556,271)    73,276    (587,687)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,688,785    3,170,936   1,523,655    3,079,926    597,095   1,184,782
                                                 ----------  -----------  ----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD..................... $1,739,571  $ 1,688,785  $2,153,874  $ 1,523,655  $ 670,371  $  597,095
                                                 ==========  ===========  ==========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    225,105      278,454     164,996      199,462     91,192     114,590
       Units issued.............................      9,299        5,435      21,631       19,261      3,651         237
       Units redeemed...........................    (48,349)     (58,784)    (39,683)     (53,727)   (14,715)    (23,635)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
    Units outstanding at end of period..........    186,055      225,105     146,944      164,996     80,128      91,192
                                                 ==========  ===========  ==========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    MFS VARIABLE
                                                        MFS VARIABLE           MFS VARIABLE        INSURANCE TRUST
                                                       INSURANCE TRUST       INSURANCE TRUST       (SERVICE CLASS)
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -------------------  --------------------
                                                                                                     MFS GROWTH
                                                      MFS RESEARCH BOND       MFS UTILITIES        (SERVICE CLASS)
                                                   ----------------------  -------------------  --------------------
                                                      2009        2008       2009       2008       2009       2008
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   48,144  $   35,110  $  5,451  $    (248) $  (4,355) $  (7,998)
Net realized gains (losses).......................    (18,128)    (18,328)  (10,789)    35,368    (23,450)    20,000
Change in unrealized gains (losses)...............    163,872     (87,144)   67,205   (163,150)   102,124   (239,257)
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from operations.    193,888     (70,362)   61,867   (128,030)    74,319   (227,255)
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     14,512      14,660       400      1,000         --         --
Benefit payments..................................     (1,912)    (13,321)       --         --         --     (3,266)
Payments on termination...........................   (357,973)   (407,977)  (46,422)  (173,121)  (159,936)   (72,554)
Contract maintenance charge.......................     (1,323)     (1,309)     (103)      (100)      (113)      (122)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (50,003)    (66,582)   92,589      4,046     19,550    125,899
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (396,699)   (474,529)   46,464   (168,175)  (140,499)    49,957
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS.................   (202,811)   (544,891)  108,331   (296,205)   (66,180)  (177,298)
NET ASSETS AT BEGINNING OF PERIOD.................  1,660,416   2,205,307   145,992    442,197    358,233    535,531
                                                   ----------  ----------  --------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD....................... $1,457,605  $1,660,416  $254,323  $ 145,992  $ 292,053  $ 358,233
                                                   ==========  ==========  ========  =========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    116,509     149,064    10,607     19,636     56,962     52,309
       Units issued...............................      6,445      15,351     7,002        918      4,413     19,265
       Units redeemed.............................    (33,695)    (47,906)   (3,566)    (9,947)   (26,813)   (14,612)
                                                   ----------  ----------  --------  ---------  ---------  ---------
    Units outstanding at end of period............     89,259     116,509    14,043     10,607     34,562     56,962
                                                   ==========  ==========  ========  =========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------   --------------------   ---------------------
                                                  MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                    (SERVICE CLASS)        (SERVICE CLASS)       (SERVICE CLASS)
                                                 --------------------   --------------------   ---------------------
                                                    2009        2008       2009        2008      2009        2008
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (307)  $  (4,833) $  (4,117)  $  (6,799) $   (579)  $  (3,915)
Net realized gains (losses).....................    (1,342)     73,820    (24,117)     82,493      (781)     38,190
Change in unrealized gains (losses).............    50,374    (246,968)   171,548    (303,824)   41,199    (160,313)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    48,725    (177,981)   143,314    (228,130)   39,839    (126,038)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --         60          60        --          --
Benefit payments................................        --      (4,695)        --     (30,139)   (1,716)     (3,272)
Payments on termination.........................  (106,855)   (169,084)  (108,115)    (64,997)  (39,287)   (147,921)
Contract maintenance charge.....................      (178)       (217)      (120)       (116)      (59)       (122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       347     (68,175)   (12,043)   (152,534)   14,247     (17,493)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (106,686)   (242,171)  (120,218)   (247,726)  (26,815)   (168,808)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (57,961)   (420,152)    23,096    (475,856)   13,024    (294,846)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   255,645     675,797    263,027     738,883   161,395     456,241
                                                 ---------   ---------  ---------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $ 197,684   $ 255,645  $ 286,123   $ 263,027  $174,419   $ 161,395
                                                 =========   =========  =========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    33,993      59,133     42,603      71,158    22,851      40,720
       Units issued.............................       314         392      3,224       2,012     2,192         630
       Units redeemed...........................   (13,248)    (25,532)   (17,037)    (30,567)   (5,770)    (18,499)
                                                 ---------   ---------  ---------   ---------  --------   ---------
    Units outstanding at end of period..........    21,059      33,993     28,790      42,603    19,273      22,851
                                                 =========   =========  =========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)       INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------  -------------------------  ---------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)          AGGRESSIVE EQUITY         CAPITAL OPPORTUNITIES
                                          -----------------------  -------------------------  ---------------------------
                                             2009         2008         2009         2008          2009           2008
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   31,578  $    (3,570) $  (171,338) $   (222,729) $ (1,637,123) $  (2,672,522)
Net realized gains (losses)..............    (44,231)     339,933     (252,579)      588,395    (9,056,751)    (3,945,458)
Change in unrealized gains (losses)......    322,224   (1,053,569)   6,287,908   (10,603,671)   94,011,113   (127,134,589)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations..............................    309,571     (717,206)   5,863,991   (10,238,005)   83,317,239   (133,752,569)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,200        1,200       50,910         4,612        79,471        322,599
Benefit payments.........................     (1,512)     (76,377)    (340,655)     (438,790)   (4,855,385)    (6,205,548)
Payments on termination..................    (91,055)    (132,825)    (549,521)   (2,848,664)  (13,474,340)   (32,888,798)
Contract maintenance charge..............       (147)        (180)     (10,720)      (12,852)     (120,903)      (137,950)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     68,855      (69,522)    (696,336)   (1,228,818)   (5,999,458)    (8,894,241)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 contract transactions...................    (22,659)    (277,704)  (1,546,322)   (4,524,512)  (24,370,615)   (47,803,938)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    286,912     (994,910)   4,317,669   (14,762,517)   58,946,624   (181,556,507)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,079,880    2,074,790    9,506,711    24,269,228   132,556,115    314,112,622
                                          ----------  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.................................. $1,366,792  $ 1,079,880  $13,824,380  $  9,506,711  $191,502,739  $ 132,556,115
                                          ==========  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     79,735       96,265    1,256,393     1,606,868     6,491,940      7,900,565
       Units issued......................     14,264          634       73,201        83,189       144,628        150,350
       Units redeemed....................    (16,101)     (17,164)    (229,063)     (433,664)   (1,030,938)    (1,558,975)
                                          ----------  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...     77,898       79,735    1,100,531     1,256,393     5,605,630      6,491,940
                                          ==========  ===========  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  ------------------------
                                                DIVIDEND GROWTH             EUROPEAN EQUITY           GLOBAL ADVANTAGE
                                          ---------------------------  -------------------------  ------------------------
                                              2009           2008          2009         2008        2009 (M)       2008
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    918,058  $  (2,343,502) $ 1,306,511  $  1,044,504  $    36,700  $   (31,812)
Net realized gains (losses)..............   (2,950,087)     9,396,324   (1,077,824)   18,295,936   (2,591,668)      77,592
Change in unrealized gains (losses)......   35,506,562   (119,866,802)  11,339,599   (65,197,374)   2,262,200   (5,285,454)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   33,474,533   (112,813,980)  11,568,286   (45,856,934)    (292,768)  (5,239,674)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,441        466,973       61,817       184,514       68,565          853
Benefit payments.........................   (5,944,677)    (8,398,380)  (1,702,223)   (2,089,573)    (101,007)    (409,603)
Payments on termination..................  (14,299,350)   (39,195,879)  (4,424,051)  (12,276,579)    (139,937)  (1,359,663)
Contract maintenance charge..............     (130,181)      (156,420)     (36,668)      (46,311)      (1,687)      (6,690)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,346,396)   (11,788,567)  (2,335,328)   (4,590,739)  (5,374,646)    (485,681)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (26,593,163)   (59,072,273)  (8,436,453)  (18,818,688)  (5,548,712)  (2,260,784)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    6,881,370   (171,886,253)   3,131,833   (64,675,622)  (5,841,480)  (7,500,458)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  171,790,989    343,677,242   53,201,317   117,876,939    5,841,480   13,341,938
                                          ------------  -------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $178,672,359  $ 171,790,989  $56,333,150  $ 53,201,317  $        --  $ 5,841,480
                                          ============  =============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,576,751     10,694,718    2,530,730     3,139,709      903,438    1,141,217
       Units issued......................      182,166        162,568       71,666        59,399       21,450       24,577
       Units redeemed....................   (1,453,010)    (2,280,535)    (450,995)     (668,378)    (924,888)    (262,356)
                                          ------------  -------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    7,305,907      8,576,751    2,151,401     2,530,730           --      903,438
                                          ============  =============  ===========  ============  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                            GLOBAL DIVIDEND GROWTH          HIGH YIELD               INCOME BUILDER
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008          2009         2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 2,016,563  $  1,369,904  $   937,134  $   178,508  $   280,295  $   (129,407)
Net realized gains (losses)..............  (6,632,740)   16,721,475   (1,568,970)  (2,777,353)  (1,080,915)    2,767,352
Change in unrealized gains (losses)......  11,744,078   (64,782,183)   5,622,055   (1,680,026)   3,836,494    (8,837,682)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   7,127,901   (46,690,804)   4,990,219   (4,278,871)   3,035,874    (6,199,737)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     (32,031)      159,545        5,656       93,150       (8,147)      105,840
Benefit payments.........................  (1,828,951)   (2,563,842)    (686,030)    (567,737)    (567,949)     (697,573)
Payments on termination..................  (4,856,173)  (14,257,102)  (1,063,373)  (2,118,485)  (1,503,096)   (3,806,659)
Contract maintenance charge..............     (39,868)      (50,210)     (12,355)     (12,501)      (9,030)      (10,265)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,162,990)   (5,352,290)     (70,711)  (1,140,120)    (297,357)     (556,551)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,920,013)  (22,063,899)  (1,826,813)  (3,745,693)  (2,385,579)   (4,965,208)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,792,112)  (68,754,703)   3,163,406   (8,024,564)     650,295   (11,164,945)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  57,768,341   126,523,044   12,526,055   20,550,619   15,007,860    26,172,805
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $55,976,229  $ 57,768,341  $15,689,461  $12,526,055  $15,658,155  $ 15,007,860
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,937,129     5,010,989    1,351,966    1,684,696    1,177,308     1,483,229
       Units issued......................      95,450       102,445      114,008       56,907       91,678       100,779
       Units redeemed....................    (699,164)   (1,176,305)    (281,931)    (389,637)    (268,255)     (406,700)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of period...   3,333,415     3,937,129    1,184,043    1,351,966    1,000,731     1,177,308
                                          ===========  ============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                          --------------------------  ------------------------  --------------------------
                                              2009          2008          2009         2008         2009          2008
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,809,223  $    710,382  $   475,727  $    91,574  $ (1,290,063) $  1,074,408
Net realized gains (losses)..............     (863,907)   (2,303,706)    (659,939)  (1,473,786)           --            --
Change in unrealized gains (losses)......   16,465,431   (11,825,608)     828,256   (2,284,250)           --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   19,410,747   (13,418,932)     644,044   (3,666,462)   (1,290,063)    1,074,408
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       40,254       674,863        1,295       56,590       319,572       430,900
Benefit payments.........................   (4,866,087)   (5,360,948)    (527,114)    (666,676)   (3,138,680)   (6,088,040)
Payments on termination..................  (11,098,021)  (21,391,270)  (1,553,420)  (4,156,580)  (32,918,633)  (35,831,243)
Contract maintenance charge..............      (50,708)      (53,589)      (9,378)      (9,960)      (54,187)      (48,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      601,654    (3,793,381)   1,982,636     (956,826)    7,751,921    44,159,101
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (15,372,908)  (29,924,325)    (105,981)  (5,733,452)  (28,040,007)    2,621,976
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    4,037,839   (43,343,257)     538,063   (9,399,914)  (29,330,070)    3,696,384
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,833,297   145,176,554   15,256,468   24,656,382   107,348,994   103,652,610
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $105,871,136  $101,833,297  $15,794,531  $15,256,468  $ 78,018,924  $107,348,994
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,809,984     6,145,996    1,528,725    2,071,423     7,145,064     6,893,124
       Units issued......................      341,697       326,894      391,550      253,578     2,383,526     3,968,898
       Units redeemed....................   (1,004,200)   (1,662,906)    (400,686)    (796,276)   (4,239,821)   (3,716,958)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,147,481     4,809,984    1,519,589    1,528,725     5,288,769     7,145,064
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                S&P 500 INDEX                STRATEGIST                   UTILITIES
                                          -------------------------  --------------------------  --------------------------
                                              2009         2008          2009          2008          2009          2008
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   435,681  $    456,240  $  1,104,055  $ (1,036,094) $  1,100,574  $   (722,592)
Net realized gains (losses)..............  (1,107,815)      674,365    (7,474,506)   11,719,819    10,904,961    17,787,205
Change in unrealized gains (losses)......   7,755,938   (21,459,640)   26,717,710   (56,472,529)   (3,042,545)  (54,762,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   7,083,804   (20,329,035)   20,347,259   (45,788,804)    8,962,990   (37,698,226)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,578       121,800       153,273       686,200        47,835        87,228
Benefit payments.........................  (1,012,438)   (1,364,677)   (4,966,147)   (5,837,874)   (2,955,696)   (3,405,529)
Payments on termination..................  (1,990,571)   (6,864,121)  (12,695,266)  (23,567,705)   (5,900,045)  (14,174,451)
Contract maintenance charge..............     (23,786)      (27,752)      (68,013)      (74,741)      (37,702)      (46,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     589,963    (1,347,207)      (12,004)   (3,721,509)   (2,465,117)   (2,886,370)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,427,254)   (9,481,957)  (17,588,157)  (32,515,629)  (11,310,725)  (20,425,443)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,656,550   (29,810,992)    2,759,102   (78,304,433)   (2,347,735)  (58,123,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,895,799    60,706,791   126,026,636   204,331,069    65,177,637   123,301,306
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $35,552,349  $ 30,895,799  $128,785,738  $126,026,636  $ 62,829,902  $ 65,177,637
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,976,486     4,836,473     5,406,472     6,555,902     3,369,461     4,164,895
       Units issued......................     417,867       417,336       370,156       264,379       125,148       156,405
       Units redeemed....................    (724,009)   (1,277,323)     (997,909)   (1,413,809)     (765,186)     (951,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   3,670,344     3,976,486     4,778,719     5,406,472     2,729,423     3,369,461
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                              AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES         DIVIDEND GROWTH
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (239,618) $   (357,986) $  (837,901) $ (1,172,756) $   (20,893) $ (1,090,496)
Net realized gains (losses)..............      75,452     1,357,108     (379,592)    2,887,789   (1,645,174)    1,344,114
Change in unrealized gains (losses)......   7,087,581   (13,183,905)  28,109,155   (45,803,300)  12,598,038   (36,801,617)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   6,923,415   (12,184,783)  26,891,662   (44,088,267)  10,931,971   (36,547,999)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,588        45,550       30,201       126,134       10,648       126,592
Benefit payments.........................    (180,132)     (334,962)  (1,338,881)   (2,099,092)  (1,017,107)   (2,028,307)
Payments on termination..................  (1,113,781)   (3,378,363)  (3,760,103)  (11,616,007)  (3,199,354)  (11,055,161)
Contract maintenance charge..............     (24,863)      (24,671)    (145,441)     (167,375)    (100,319)     (118,801)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (706,471)     (736,187)  (4,054,582)   (1,372,030)  (1,260,701)   (4,144,807)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,018,659)   (4,428,633)  (9,268,806)  (15,128,370)  (5,566,833)  (17,220,484)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,904,756   (16,613,416)  17,622,856   (59,216,637)   5,365,138   (53,768,483)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,423,878    28,037,294   44,054,011   103,270,648   55,406,920   109,175,403
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,328,634  $ 11,423,878  $61,676,867  $ 44,054,011  $60,772,058  $ 55,406,920
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,870,119     2,334,631    6,953,097     8,548,169    6,855,122     8,451,886
       Units issued......................      46,094       111,612      231,836       657,255      178,875       236,343
       Units redeemed....................    (300,966)     (576,124)  (1,310,449)   (2,252,327)    (847,720)   (1,833,107)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   1,615,247     1,870,119    5,874,484     6,953,097    6,186,277     6,855,122
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                               EUROPEAN EQUITY           GLOBAL ADVANTAGE        GLOBAL DIVIDEND GROWTH
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008        2009 (M)       2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   315,110  $    143,650  $     9,427  $   (69,475) $   853,362  $    385,669
Net realized gains (losses)..............    (172,553)    6,332,959   (1,288,067)     294,096   (2,957,173)    8,579,299
Change in unrealized gains (losses)......   3,687,426   (21,660,306)   1,045,866   (4,248,365)   5,749,172   (32,212,590)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   3,829,983   (15,183,697)    (232,774)  (4,023,744)   3,645,361   (23,247,622)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,618        25,754           --       25,058        2,893        65,548
Benefit payments.........................    (381,087)     (450,979)      (7,881)    (151,497)    (344,753)     (631,873)
Payments on termination..................  (1,108,672)   (4,372,071)     (57,778)  (1,384,047)  (1,701,811)   (7,537,490)
Contract maintenance charge..............     (32,421)      (40,264)      (1,091)     (10,781)     (68,577)      (83,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (942,051)   (2,192,066)  (4,124,409)     (38,471)    (772,376)   (3,440,159)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,442,613)   (7,029,626)  (4,191,159)  (1,559,738)  (2,884,624)  (11,627,728)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,387,370   (22,213,323)  (4,423,933)  (5,583,482)     760,737   (34,875,350)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,294,699    39,508,022    4,423,933   10,007,415   28,496,630    63,371,980
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $18,682,069  $ 17,294,699  $        --  $ 4,423,933  $29,257,367  $ 28,496,630
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,095,932     2,706,028      688,306      857,479    2,978,643     3,861,469
       Units issued......................      56,240        85,113       13,860       68,696      200,668       175,694
       Units redeemed....................    (358,840)     (695,209)    (702,166)    (237,869)    (494,562)   (1,058,520)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,793,332     2,095,932           --      688,306    2,684,749     2,978,643
                                          ===========  ============  ===========  ===========  ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                 HIGH YIELD               INCOME BUILDER               INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  -------------------------  --------------------------
                                              2009         2008         2009         2008          2009          2008
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   839,970  $   122,845  $   175,899  $   (230,775) $  4,404,680  $    344,545
Net realized gains (losses)..............    (605,942)    (917,292)    (971,972)    2,997,498      (950,167)   (3,310,704)
Change in unrealized gains (losses)......   4,591,823   (3,741,513)   3,597,816    (9,926,937)   21,691,230   (15,792,304)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   4,825,851   (4,535,960)   2,801,743    (7,160,214)   25,145,743   (18,758,463)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      41,765       20,853        2,250        10,416        39,129       183,851
Benefit payments.........................    (340,227)    (266,430)    (175,454)     (429,327)   (3,855,059)   (3,486,964)
Payments on termination..................  (1,238,028)  (3,568,909)  (1,758,556)   (7,482,608)  (11,519,202)  (22,327,012)
Contract maintenance charge..............     (43,109)     (45,730)     (22,960)      (25,673)     (365,642)     (407,136)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (494,733)  (1,502,550)    (204,726)   (3,468,512)    2,775,125   (14,279,500)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,074,332)  (5,362,766)  (2,159,446)  (11,395,704)  (12,925,649)  (40,316,761)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,751,519   (9,898,726)     642,297   (18,555,918)   12,220,094   (59,075,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,774,408   22,673,134   14,457,988    33,013,906   132,404,970   191,480,194
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,525,927  $12,774,408  $15,100,285  $ 14,457,988  $144,625,064  $132,404,970
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,903,907    2,582,417   11,768,606     2,329,610     1,414,516    15,284,325
       Units issued......................     132,742       75,177    1,200,972       196,478        95,304     1,152,667
       Units redeemed....................    (382,057)    (753,687)  (2,273,539)   (1,111,572)     (305,542)   (4,668,386)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,654,592    1,903,907   10,696,039     1,414,516     1,204,278    11,768,606
                                          ===========  ===========  ===========  ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                       INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   -------------------------  --------------------------  -------------------------
                                        LIMITED DURATION             MONEY MARKET               S&P 500 INDEX
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                   -------------------------  --------------------------  -------------------------
                                       2009         2008          2009          2008          2009         2008
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)........................... $ 1,484,522  $     57,158  $ (1,579,222) $    484,906  $   623,672  $    436,226
Net realized gains (losses).......  (2,507,432)   (5,001,154)           --            --   (2,137,923)    2,365,077
Change in unrealized gains
 (losses).........................   3,207,337   (10,074,222)           --            --   17,776,479   (50,385,982)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations..................   2,184,427   (15,018,218)   (1,579,222)      484,906   16,262,228   (47,584,679)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      35,448       120,391       372,036       827,259       12,859       208,286
Benefit payments..................  (1,229,776)   (1,536,341)   (2,228,360)   (5,160,864)  (1,215,818)   (3,030,038)
Payments on termination...........  (5,730,333)  (14,683,995)  (26,911,027)  (49,307,561)  (4,569,298)  (15,289,856)
Contract maintenance
 charge...........................    (143,798)     (158,180)     (268,864)     (322,518)    (233,548)     (251,321)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   2,542,619    (5,037,888)     (126,383)   64,508,756     (474,866)     (998,656)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (4,525,840)  (21,296,013)  (29,162,598)   10,545,072   (6,480,671)  (19,361,585)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS....................  (2,341,413)  (36,314,231)  (30,741,820)   11,029,978    9,781,557   (66,946,264)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  61,309,545    97,623,776   108,867,981    97,838,003   71,981,738   138,928,002
                                   -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END
  OF PERIOD....................... $58,968,132  $ 61,309,545  $ 78,126,161  $108,867,981  $81,763,295  $ 71,981,738
                                   ===========  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,856,290     9,079,466    10,268,197     9,271,121    9,510,430    11,519,410
       Units issued...............     916,764       784,581     3,112,704     9,051,854      945,129       675,216
       Units redeemed.............  (1,417,995)   (3,007,757)   (5,901,181)   (8,054,778)  (1,716,225)   (2,684,196)
                                   -----------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end
     of period....................   6,355,059     6,856,290     7,479,720    10,268,197    8,739,334     9,510,430
                                   ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   NEUBERGER & BERMAN
                                                     INVESTMENT SERIES          INVESTMENT SERIES      ADVISORS MANAGEMENT
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)             TRUST
                                                        SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -------------------------  -------------------
                                                         STRATEGIST                 UTILITIES              AMT MID-CAP
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)            GROWTH
                                                 -------------------------  -------------------------  -------------------
                                                     2009         2008          2009         2008             2008
                                                 -----------  ------------  -----------  ------------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   186,692  $   (723,010) $   217,100  $   (264,806)       $   (46)
Net realized gains (losses).....................  (2,282,298)    4,302,708    3,554,125     4,298,696             --
Change in unrealized gains (losses).............  10,965,917   (23,089,046)  (1,217,724)  (13,515,252)          (941)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from
 operations.....................................   8,870,311   (19,509,348)   2,553,501    (9,481,362)          (987)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      34,955        99,226        5,583        80,744             --
Benefit payments................................  (1,305,181)   (2,003,737)    (548,903)     (940,443)            --
Payments on termination.........................  (3,651,772)  (11,203,240)  (1,040,534)   (4,265,534)        (5,290)
Contract maintenance charge.....................    (116,204)     (106,494)     (19,354)      (23,894)            (7)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   3,215,220    (1,713,743)     424,233      (220,793)            (1)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,822,982)  (14,927,988)  (1,178,975)   (5,369,920)        (5,298)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   7,047,329   (34,437,335)   1,374,526   (14,851,282)        (6,285)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  51,317,968    85,755,304   15,979,819    30,831,101          6,285
                                                 -----------  ------------  -----------  ------------        -------
NET ASSETS AT END OF PERIOD..................... $58,365,297  $ 51,317,968  $17,354,345  $ 15,979,819        $    --
                                                 ===========  ============  ===========  ============        =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   4,860,700     6,083,134    1,833,527     2,332,514            331
       Units issued.............................     630,511       452,752      196,734       189,587             --
       Units redeemed...........................    (800,649)   (1,675,186)    (324,364)     (688,574)          (331)
                                                 -----------  ------------  -----------  ------------        -------
    Units outstanding at end of period..........   4,690,562     4,860,700    1,705,897     1,833,527             --
                                                 ===========  ============  ===========  ============        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 NEUBERGER & BERMAN
                                                 ADVISORS MANAGEMENT       OPPENHEIMER               OPPENHEIMER
                                                        TRUST         VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                                 ------------------  -----------------------  ------------------------
                                                                           OPPENHEIMER               OPPENHEIMER
                                                    AMT PARTNERS             BALANCED           CAPITAL APPRECIATION
                                                 ------------------  -----------------------  ------------------------
                                                   2009      2008       2009         2008         2009         2008
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    196  $   (830) $  (27,080) $    76,695  $   (46,970) $  (100,080)
Net realized gains (losses).....................   (7,630)    9,629    (469,325)    (124,290)    (388,055)      53,558
Change in unrealized gains (losses).............   20,935   (48,884)    815,817   (1,827,635)   2,039,475   (4,400,287)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   13,501   (40,085)    319,412   (1,875,230)   1,604,450   (4,446,809)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       3,660        3,410       47,067       80,621
Benefit payments................................       --   (11,504)    (19,383)    (391,730)     (46,643)     (67,681)
Payments on termination.........................   (6,151)  (36,793)   (415,892)  (1,474,805)  (1,065,354)  (1,926,890)
Contract maintenance charge.....................      (32)      (40)     (1,122)      (1,480)      (5,127)      (6,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (7,293)     (584)    332,110     (333,982)    (241,433)    (284,267)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (13,476)  (48,921)   (100,627)  (2,198,587)  (1,311,490)  (2,204,392)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       25   (89,006)    218,785   (4,073,817)     292,960   (6,651,201)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   31,181   120,187   1,884,328    5,958,145    4,514,952   11,166,153
                                                 --------  --------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 31,206  $ 31,181  $2,103,113  $ 1,884,328  $ 4,807,912  $ 4,514,952
                                                 ========  ========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,016     7,253     237,179      418,260      693,028      919,161
       Units issued.............................      758         6      56,087       30,330       58,210      106,838
       Units redeemed...........................   (2,158)   (3,243)    (78,457)    (211,411)    (234,497)    (332,971)
                                                 --------  --------  ----------  -----------  -----------  -----------
    Units outstanding at end of period..........    2,616     4,016     214,809      237,179      516,741      693,028
                                                 ========  ========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ------------------------  ----------------------
                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                  CORE BOND             GLOBAL SECURITIES           HIGH INCOME
                                           -----------------------  ------------------------  ----------------------
                                              2009         2008         2009         2008        2009        2008
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (20,664) $   119,148  $    46,496  $    25,966  $  (4,839) $    81,414
Net realized gains (losses)...............   (377,005)    (194,775)    (497,387)     744,334   (251,926)    (171,392)
Change in unrealized gains (losses).......    501,628   (1,265,389)   1,753,670   (4,733,021)   336,305   (1,090,604)
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    103,959   (1,341,016)   1,302,779   (3,962,721)    79,540   (1,180,582)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      6,675       26,912       36,730       88,254      4,204        6,946
Benefit payments..........................    (21,777)     (61,978)     (51,405)    (128,196)    (8,366)     (13,901)
Payments on termination...................   (355,547)    (719,545)  (1,076,511)  (2,031,231)   (52,165)    (241,958)
Contract maintenance charge...............     (1,335)      (1,757)      (4,276)      (5,257)      (326)        (713)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     56,393       39,273     (612,392)    (635,996)    46,147       13,987
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (315,591)    (717,095)  (1,707,854)  (2,712,426)   (10,506)    (235,639)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (211,632)  (2,058,111)    (405,075)  (6,675,147)    69,034   (1,416,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,849,449    3,907,560    4,878,178   11,553,325    327,016    1,743,237
                                           ----------  -----------  -----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $1,637,817  $ 1,849,449  $ 4,473,103  $ 4,878,178  $ 396,050  $   327,016
                                           ==========  ===========  ===========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    215,279      273,549      414,850      578,476    118,768      133,070
       Units issued.......................     33,201       56,899       26,490       46,622     32,896       44,297
       Units redeemed.....................    (72,221)    (115,169)    (170,776)    (210,248)   (35,445)     (58,599)
                                           ----------  -----------  -----------  -----------  ---------  -----------
    Units outstanding at end of period....    176,259      215,279      270,564      414,850    116,219      118,768
                                           ==========  ===========  ===========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  ----------------------
                                                                          OPPENHEIMER
                                                 OPPENHEIMER              MAIN STREET              OPPENHEIMER
                                                 MAIN STREET               SMALL CAP               MIDCAP FUND
                                           -----------------------  -----------------------  ----------------------
                                              2009         2008        2009         2008        2009        2008
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,783  $     9,438  $   (5,848) $   (21,847) $  (9,937) $   (18,481)
Net realized gains (losses)...............   (244,508)     324,473     (67,529)     311,076   (101,515)     (28,007)
Change in unrealized gains (losses).......    774,954   (2,330,029)    597,880   (1,569,204)   294,690     (687,041)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    543,229   (1,996,118)    524,503   (1,279,975)   183,238     (733,529)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,896        3,840      14,525       31,521         60        2,583
Benefit payments..........................    (54,526)    (108,198)    (19,004)        (496)    (6,547)      (6,703)
Payments on termination...................   (561,976)  (1,160,123)   (375,005)    (752,298)  (104,459)    (445,374)
Contract maintenance charge...............     (1,702)      (2,286)     (2,562)      (3,002)      (479)        (583)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (9,717)    (424,399)     (7,827)    (224,025)    24,902     (105,787)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (624,025)  (1,691,166)   (389,873)    (948,300)   (86,523)    (555,864)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (80,796)  (3,687,284)    134,630   (2,228,275)    96,715   (1,289,393)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,498,510    6,185,794   1,741,488    3,969,763    641,388    1,930,781
                                           ----------  -----------  ----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $2,417,714  $ 2,498,510  $1,876,118  $ 1,741,488  $ 738,103  $   641,388
                                           ==========  ===========  ==========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    361,952      541,717     134,741      188,550    136,006      207,623
       Units issued.......................     46,532       19,727      17,236       24,288     35,892        6,150
       Units redeemed.....................   (129,818)    (199,492)    (44,561)     (78,097)   (42,379)     (77,767)
                                           ----------  -----------  ----------  -----------  ---------  -----------
    Units outstanding at end of period....    278,666      361,952     107,416      134,741    129,519      136,006
                                           ==========  ===========  ==========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER                OPPENHEIMER
                                                OPPENHEIMER          VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  -------------------------
                                                                                                     OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER                  CAPITAL
                                               STRATEGIC BOND            BALANCED (SS)            APPRECIATION (SS)
                                          -----------------------  -------------------------  -------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (31,734) $   240,237  $  (271,560) $    329,218  $  (645,765) $   (986,559)
Net realized gains (losses)..............   (112,348)     179,644   (2,578,623)     (179,572)  (2,180,138)       16,725
Change in unrealized gains (losses)......    645,807   (1,239,638)   5,895,761   (15,311,712)  17,056,722   (33,884,527)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    501,725     (819,757)   3,045,578   (15,162,066)  14,230,819   (34,854,361)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,651        4,970       17,580       118,581       44,317       591,699
Benefit payments.........................    (47,594)    (240,111)    (350,057)     (619,744)    (682,724)     (849,868)
Payments on termination..................   (820,065)  (1,138,253)  (1,600,367)   (3,570,830)  (3,537,287)   (6,798,604)
Contract maintenance charge..............     (1,145)      (1,390)     (81,437)     (113,918)    (204,115)     (229,546)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (27,128)    (431,945)    (402,819)   (2,887,717)  (2,635,293)     (436,275)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (889,281)  (1,806,729)  (2,417,100)   (7,073,628)  (7,015,102)   (7,722,594)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (387,556)  (2,626,486)     628,478   (22,235,694)   7,215,717   (42,576,955)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,811,940    6,438,426   17,361,936    39,597,630   38,312,734    80,889,689
                                          ----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $3,424,384  $ 3,811,940  $17,990,414  $ 17,361,936  $45,528,451  $ 38,312,734
                                          ==========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    283,854      405,319    1,944,095     2,462,392    4,530,192     5,117,365
       Units issued......................     57,313       83,988      200,919       352,906      325,590     1,013,581
       Units redeemed....................   (124,400)    (205,453)    (461,438)     (871,203)  (1,061,242)   (1,600,754)
                                          ----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...    216,767      283,854    1,683,576     1,944,095    3,794,540     4,530,192
                                          ==========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                   GLOBAL                  OPPENHEIMER
                                                CORE BOND (SS)            SECURITIES (SS)            HIGH INCOME (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (509,986) $  1,495,917  $    85,359  $    (80,230) $  (220,666) $  1,576,831
Net realized gains (losses)..............  (3,093,346)   (1,679,428)  (1,400,668)    1,642,186   (3,570,261)   (2,635,460)
Change in unrealized gains (losses)......   6,089,497   (20,831,196)   7,992,226   (18,182,167)   6,936,998   (25,237,720)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   2,486,165   (21,014,707)   6,676,917   (16,620,211)   3,146,071   (26,296,349)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,612       446,025       62,307       269,102       11,254       144,635
Benefit payments.........................  (1,053,803)   (1,526,082)    (623,960)     (658,112)    (148,016)     (474,767)
Payments on termination..................  (2,550,494)   (4,435,917)  (1,739,732)   (3,397,380)    (938,866)   (3,958,558)
Contract maintenance charge..............    (178,014)     (207,896)     (74,836)      (91,094)     (80,961)     (110,697)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,664,287     3,324,258   (1,275,519)   (3,367,129)   1,321,866     6,122,926
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     936,588    (2,399,612)  (3,651,740)   (7,244,613)     165,277     1,723,539
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,422,753   (23,414,319)   3,025,177   (23,864,824)   3,311,348   (24,572,810)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,808,694    56,223,013   20,791,071    44,655,895   12,540,669    37,113,479
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $36,231,447  $ 32,808,694  $23,816,248  $ 20,791,071  $15,852,017  $ 12,540,669
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   5,071,333     5,213,991    1,565,108     1,975,479    4,040,732     2,525,760
       Units issued......................   1,443,942     2,181,709      139,886       263,963      911,602     2,950,987
       Units redeemed....................  (1,297,909)   (2,324,367)    (397,928)     (674,334)    (830,145)   (1,436,015)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,217,366     5,071,333    1,307,066     1,565,108    4,122,189     4,040,732
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                MAIN STREET                OPPENHEIMER
                                               MAIN STREET (SS)            SMALL CAP (SS)            MIDCAP FUND (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    27,634  $   (280,308) $  (243,602) $   (489,715) $  (145,670) $   (247,627)
Net realized gains (losses)..............  (3,511,339)    4,945,288   (1,772,664)    1,741,274     (821,277)       55,295
Change in unrealized gains (losses)......  17,965,754   (46,211,775)   9,851,227   (18,019,807)   3,351,145    (9,048,990)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  14,482,049   (41,546,795)   7,834,961   (16,768,248)   2,384,198    (9,241,322)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     125,031       520,210       42,340       258,708       10,652        80,166
Benefit payments.........................  (1,109,924)   (1,626,874)    (368,515)     (668,470)    (140,785)     (159,668)
Payments on termination..................  (5,110,609)   (9,093,240)  (2,159,902)   (3,904,682)    (677,134)   (2,085,211)
Contract maintenance charge..............    (309,961)     (352,916)    (139,056)     (156,929)     (52,563)      (64,766)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,121,864)      131,626   (1,271,930)   (2,447,865)    (275,115)     (815,735)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,527,327)  (10,421,194)  (3,897,063)   (6,919,238)  (1,134,945)   (3,045,214)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   5,954,722   (51,967,989)   3,937,898   (23,687,486)   1,249,253   (12,286,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  61,293,717   113,261,706   24,922,020    48,609,506    8,817,371    21,103,907
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $67,248,439  $ 61,293,717  $28,859,918  $ 24,922,020  $10,066,624  $  8,817,371
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,194,591     6,913,064    2,003,980     2,385,682    1,041,351     1,245,807
       Units issued......................     567,532     1,026,963      235,275       338,004       85,241       168,525
       Units redeemed....................  (1,366,093)   (1,745,436)    (516,031)     (719,706)    (212,959)     (372,981)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,396,030     6,194,591    1,723,224     2,003,980      913,633     1,041,351
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          OPPENHEIMER              PIMCO               PIMCO
                                                     VARIABLE ACCOUNT FUNDS   VARIABLE INSURANCE VARIABLE INSURANCE
                                                    (SERVICE SHARES ("SS"))        TRUST               TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------  -----------------  ----------------
                                                                                FOREIGN BOND
                                                          OPPENHEIMER           (US DOLLAR-
                                                      STRATEGIC BOND (SS)         HEDGED)          MONEY MARKET
                                                   -------------------------  -----------------  ----------------
                                                       2009         2008       2009      2008      2009      2008
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $(1,248,040) $  4,315,134  $   35   $    46   $  (334)  $   182
Net realized gains (losses).......................  (1,148,406)      940,365     216      (122)       --        --
Change in unrealized gains (losses)...............  16,633,969   (25,350,997)    (12)      (96)       --        --
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from operations.  14,237,523   (20,095,498)    239      (172)     (334)      182
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     137,331       904,080      --        --        --        --
Benefit payments..................................  (2,012,004)   (2,715,846)     --        --        --        --
Payments on termination...........................  (7,537,050)  (15,406,862)     --        --    (4,555)   (2,111)
Contract maintenance charge.......................    (418,122)     (478,725)     (9)      (10)      (57)      (60)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,116,805    (6,081,339)    211    (1,428)    5,736      (417)
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (8,713,040)  (23,778,692)    202    (1,438)    1,124    (2,588)
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................   5,524,483   (43,874,190)    441    (1,610)      790    (2,406)
NET ASSETS AT BEGINNING OF PERIOD.................  93,917,702   137,791,892   1,711     3,321    23,044    25,450
                                                   -----------  ------------  ------   -------   -------   -------
NET ASSETS AT END OF PERIOD....................... $99,442,185  $ 93,917,702  $2,152   $ 1,711   $23,834   $23,044
                                                   ===========  ============  ======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   7,484,091     9,241,577     149       278     2,152     2,394
       Units issued...............................     947,971     1,585,339      16        --       538       138
       Units redeemed.............................  (1,634,179)   (3,342,824)     (1)     (129)     (432)     (380)
                                                   -----------  ------------  ------   -------   -------   -------
    Units outstanding at end of period............   6,797,883     7,484,091     164       149     2,258     2,152
                                                   ===========  ============  ======   =======   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                       PIMCO                   PIMCO
                                           VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                                                                   PIMCO VIT
                                                                                                    EMERGING
                                              PIMCO TOTAL             PIMCO VIT COMMODITY         MARKETS BOND
                                                 RETURN               REALRETURN STRATEGY       (ADVISOR SHARES)
                                           -----------------------  -----------------------  -----------------------
                                             2009        2008          2009         2008        2009         2008
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    41     $    196     $  130,753  $    92,565  $   47,691   $  47,256
Net realized gains (losses)...............      61          441        127,797      (19,356)    (30,660)      5,773
Change in unrealized gains (losses).......      46         (232)       727,691   (1,914,727)    255,294    (231,932)
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     148          405        986,241   (1,841,518)    272,325    (178,903)
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          3,200       12,387         274      40,387
Benefit payments..........................      --           --        (20,533)     (55,718)    (81,588)     (8,791)
Payments on termination...................  (2,469)     (12,051)      (130,362)    (346,210)    (66,621)   (138,509)
Contract maintenance charge...............      (6)         (26)       (20,642)     (21,923)     (7,180)     (5,163)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     158         (371)     1,118,662    1,669,178     510,215     391,181
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,317)     (12,448)       950,325    1,257,714     355,100     279,105
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,169)     (12,043)     1,936,566     (583,804)    627,425     100,202
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,319       15,362      2,015,059    2,598,863     840,243     740,041
                                            -------     --------    ----------  -----------  ----------   ---------
NET ASSETS AT END OF PERIOD............... $ 1,150     $  3,319     $3,951,625  $ 2,015,059  $1,467,668   $ 840,243
                                            =======     ========    ==========  ===========  ==========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     254        1,213        317,764      226,126      89,915      66,443
       Units issued.......................      11           --        199,905      234,587      64,783      58,565
       Units redeemed.....................    (187)        (959)       (70,483)    (142,949)    (32,222)    (35,093)
                                            -------     --------    ----------  -----------  ----------   ---------
    Units outstanding at end of period....      78          254        447,186      317,764     122,476      89,915
                                            =======     ========    ==========  ===========  ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     PIMCO                     PIMCO
                                           VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST     PREMIER VIT
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  ------------------------  --------------------
                                                PIMCO VIT REAL            PIMCO VIT TOTAL            NACM
                                                    RETURN                    RETURN               SMALL CAP
                                               (ADVISOR SHARES)          (ADVISOR SHARES)      PORTFOLIO CLASS I (N)
                                           ------------------------  ------------------------  --------------------
                                               2009         2008         2009         2008       2009       2008
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   107,723  $   192,550  $   969,225  $   699,241  $    (7)   $   (27)
Net realized gains (losses)...............     264,449       60,290    1,214,814      728,364   (1,317)       409
Change in unrealized gains (losses).......     905,157   (1,251,975)     965,028     (815,432)   1,284     (1,308)
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 operations...............................   1,277,329     (999,135)   3,149,067      612,173      (40)      (926)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       30,174        7,714       48,678       --         --
Benefit payments..........................    (184,642)    (163,367)    (551,249)    (352,413)      --         --
Payments on termination...................  (1,372,176)  (5,479,268)  (3,305,141)  (6,682,491)  (1,207)        --
Contract maintenance charge...............     (47,595)     (41,826)    (155,557)    (109,371)      (3)        (6)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,883,586    4,995,310   11,154,987    5,733,419       --         --
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 contract transactions....................     279,173     (658,977)   7,150,754   (1,362,178)  (1,210)        (6)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,556,502   (1,658,112)  10,299,821     (750,005)  (1,250)      (932)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,164,408    9,822,520   23,111,609   23,861,614    1,250      2,182
                                           -----------  -----------  -----------  -----------   -------    -------
NET ASSETS AT END OF PERIOD............... $ 9,720,910  $ 8,164,408  $33,411,430  $23,111,609  $    --    $ 1,250
                                           ===========  ===========  ===========  ===========   =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     813,514      895,035    2,039,224    2,169,170      120        121
       Units issued.......................     343,530      762,064    1,361,782    1,275,094       --         --
       Units redeemed.....................    (325,172)    (843,585)    (771,733)  (1,405,040)    (120)        (1)
                                           -----------  -----------  -----------  -----------   -------    -------
    Units outstanding at end of period....     831,872      813,514    2,629,273    2,039,224       --        120
                                           ===========  ===========  ===========  ===========   =======    =======

--------
(n)Previously known as Premier VIT NACM Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              PREMIER VIT      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------  ------------------------  ------------------------
                                                                    VT AMERICAN               VT CAPITAL
                                            OPCAP BALANCED       GOVERNMENT INCOME           APPRECIATION
                                           ----------------  ------------------------  ------------------------
                                           2009 (M)   2008       2009         2008     2009 (O)(P)      2008
                                           -------- -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243  $    70  $ 1,194,503  $ 1,504,636  $    86,899  $   (96,909)
Net realized gains (losses)...............  (4,373)     702      341,120     (285,299)  (5,158,463)     480,320
Change in unrealized gains (losses).......   3,911   (3,817)   6,036,751   (1,817,286)   4,619,172   (5,090,637)
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (219)  (3,045)   7,572,374     (597,949)    (452,392)  (4,707,226)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       66,856      306,811          542       22,058
Benefit payments..........................      --       --   (1,122,282)  (1,537,749)     (23,136)    (279,237)
Payments on termination...................    (412)    (505)  (5,609,613)  (9,202,580)     (67,703)  (1,714,929)
Contract maintenance charge...............      (6)     (18)    (108,907)     (96,995)      (3,559)     (27,089)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (5,362)      25    1,016,814    4,798,237   (5,952,301)      87,368
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,780)    (498)  (5,757,132)  (5,732,276)  (6,046,157)  (1,911,829)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,999)  (3,543)   1,815,242   (6,330,225)  (6,498,549)  (6,619,055)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,999    9,542   41,620,916   47,951,141    6,498,549   13,117,604
                                           -------  -------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $    --  $ 5,999  $43,436,158  $41,620,916  $        --  $ 6,498,549
                                           =======  =======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     789      850    3,186,249    3,631,106    1,198,678    1,468,254
       Units issued.......................      --       69      751,302    1,103,162        2,731      153,428
       Units redeemed.....................    (789)    (130)  (1,133,063)  (1,548,019)  (1,201,409)    (423,004)
                                           -------  -------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....      --      789    2,804,488    3,186,249           --    1,198,678
                                           =======  =======  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                                 VT CAPITAL              VT DISCOVERY              VT DIVERSIFIED
                                               OPPORTUNITIES                GROWTH                     INCOME
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008     2009 (P)(Q)      2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (28,238) $   (42,545) $   (10,835) $  (165,428) $ 2,301,132  $  2,854,734
Net realized gains (losses)..............   (312,525)    (384,420)  (3,743,200)   1,397,723   (2,370,454)   (3,433,592)
Change in unrealized gains (losses)......  1,677,276   (1,566,138)   3,600,148   (7,591,844)  17,162,129   (17,648,095)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  1,336,513   (1,993,103)    (153,887)  (6,359,549)  17,092,807   (18,226,953)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,790        5,944        2,091       51,478       77,195        88,432
Benefit payments.........................    (99,511)     (18,743)     (17,944)    (122,965)  (1,249,646)   (2,279,369)
Payments on termination..................   (263,091)    (845,619)     (46,974)  (1,632,798)  (4,994,176)  (13,110,164)
Contract maintenance charge..............    (14,153)     (14,379)      (4,621)     (40,129)    (105,591)     (109,923)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    385,160     (412,488)  (7,161,906)    (571,411)     (92,223)   (2,429,560)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     13,195   (1,285,285)  (7,229,354)  (2,315,825)  (6,364,441)  (17,840,584)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,349,708   (3,278,388)  (7,383,241)  (8,675,374)  10,728,366   (36,067,537)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,065,443    6,343,831    7,383,241   16,058,615   35,080,415    71,147,952
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,415,151  $ 3,065,443  $        --  $ 7,383,241  $45,808,781  $ 35,080,415
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    288,971      382,446    2,154,236    2,620,175    3,544,700     4,904,049
       Units issued......................     73,792       55,964        3,212      192,575      470,515       564,167
       Units redeemed....................    (72,662)    (149,439)  (2,157,448)    (658,514)    (991,888)   (1,923,516)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    290,101      288,971           --    2,154,236    3,023,327     3,544,700
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  -------------------------
                                                                             VT THE GEORGE
                                                   VT EQUITY                  PUTNAM FUND              VT GLOBAL ASSET
                                                    INCOME                     OF BOSTON                  ALLOCATION
                                          --------------------------  --------------------------  -------------------------
                                            2009 (R )       2008          2009          2008          2009         2008
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (190,121) $    179,377  $  2,424,498  $  4,445,807  $ 1,242,425  $    937,451
Net realized gains (losses)..............      234,695       561,709    (9,204,960)    2,508,580   (1,512,825)     (319,187)
Change in unrealized gains (losses)......   26,826,357   (11,495,845)   23,141,018   (67,603,096)   8,448,755   (15,765,375)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   26,870,931   (10,754,759)   16,360,556   (60,648,709)   8,178,355   (15,147,111)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      129,160        36,499       128,897       599,250       36,961       221,958
Benefit payments.........................   (1,778,012)     (586,670)   (1,676,705)   (2,921,650)    (406,816)     (517,478)
Payments on termination..................   (7,267,413)   (6,163,850)   (6,340,302)  (24,821,965)  (2,955,678)   (6,688,813)
Contract maintenance charge..............     (370,478)      (71,042)     (276,100)     (335,038)    (119,678)     (127,130)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   64,860,029     3,185,288    (2,592,437)  (11,834,571)   1,319,893      (516,927)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   55,573,286    (3,599,775)  (10,756,647)  (39,313,974)  (2,125,318)   (7,628,390)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   82,444,217   (14,354,534)    5,603,909   (99,962,683)   6,053,037   (22,775,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   20,816,335    35,170,869    76,072,023   176,034,706   26,809,661    49,585,162
                                          ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $103,260,552  $ 20,816,335  $ 81,675,932  $ 76,072,023  $32,862,698  $ 26,809,661
                                          ============  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,857,214     2,131,569     9,817,443    13,314,550    3,028,227     3,663,921
       Units issued......................   15,528,137       533,008       505,002       880,194      477,224       704,806
       Units redeemed....................   (9,394,177)     (807,363)   (1,826,397)   (4,377,301)    (717,943)   (1,340,500)
                                          ------------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508     3,028,227
                                          ============  ============  ============  ============  ===========  ============

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                  VT GLOBAL                  VT GLOBAL                  VT GLOBAL
                                                    EQUITY                HEALTH CARE (S)             UTILITIES (T)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (308,052) $    460,918  $  (470,200) $   (605,693) $   589,538  $    326,944
Net realized gains (losses)..............  (2,986,389)   (4,139,269)   3,220,444     1,019,134      603,026     2,095,659
Change in unrealized gains (losses)......   8,971,464   (18,252,419)   4,460,926    (8,474,211)    (223,334)  (15,970,280)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,677,023   (21,930,770)   7,211,170    (8,060,770)     969,230   (13,547,677)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      26,501        48,835      230,675       147,655      100,655        93,905
Benefit payments.........................    (335,752)   (1,052,789)    (591,459)     (611,672)    (501,833)   (1,191,976)
Payments on termination..................  (1,542,293)   (7,394,089)  (2,651,179)   (6,865,463)  (2,040,282)   (7,238,709)
Contract maintenance charge..............     (91,714)     (106,356)    (144,419)     (141,405)     (70,131)      (87,785)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,222,071)     (883,505)  (1,295,384)   (2,856,415)  (1,154,274)   (1,450,914)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,165,329)   (9,387,904)  (4,451,766)  (10,327,300)  (3,665,865)   (9,875,479)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,511,694   (31,318,674)   2,759,404   (18,388,070)  (2,696,635)  (23,423,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,592,805    53,911,479   33,195,230    51,583,300   25,182,271    48,605,427
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $25,104,499  $ 22,592,805  $35,954,634  $ 33,195,230  $22,485,636  $ 25,182,271
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,024,138     5,115,566    3,362,364     4,274,307    2,221,327     2,932,020
       Units issued......................     197,308       350,752      322,301       314,105      250,943       392,549
       Units redeemed....................    (727,866)   (1,442,180)    (752,225)   (1,226,048)    (606,782)   (1,103,242)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   3,493,580     4,024,138    2,932,440     3,362,364    1,865,488     2,221,327
                                          ===========  ============  ===========  ============  ===========  ============

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ---------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                 VT GROWTH                  VT HIGH
                                                     INCOME                  OPPORTUNITIES                 YIELD
                                          ---------------------------  ------------------------  -------------------------
                                              2009           2008          2009         2008         2009         2008
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,420,576  $   2,469,102  $   (63,958) $  (188,208) $ 4,654,755  $  5,646,355
Net realized gains (losses)..............  (26,895,996)     7,003,699     (754,686)  (1,335,206)  (3,570,041)   (4,057,758)
Change in unrealized gains (losses)......   69,566,817   (147,922,862)   4,125,145   (4,604,291)  19,461,222   (20,025,902)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   45,091,397   (138,450,061)   3,306,501   (6,127,705)  20,545,936   (18,437,305)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      399,301        578,938       18,515       14,116      163,886       141,295
Benefit payments.........................   (4,975,661)    (7,538,709)     (49,523)    (386,781)  (1,205,669)   (1,475,166)
Payments on termination..................  (15,554,718)   (56,215,165)    (634,515)  (2,106,177)  (5,169,121)  (11,945,961)
Contract maintenance charge..............     (604,615)      (696,967)     (42,224)     (40,883)    (204,190)     (210,065)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,967,941)   (24,597,348)     297,914     (439,481)    (509,645)   (6,033,530)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (27,703,634)   (88,469,251)    (409,833)  (2,959,206)  (6,924,739)  (19,523,427)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   17,387,763   (226,919,312)   2,896,668   (9,086,911)  13,621,197   (37,960,732)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  183,218,770    410,138,082    8,853,194   17,940,105   46,171,737    84,132,469
                                          ------------  -------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $200,606,533  $ 183,218,770  $11,749,862  $ 8,853,194  $59,792,934  $ 46,171,737
                                          ============  =============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   25,666,932     34,906,987    2,985,105    3,714,696    4,230,215     5,637,130
       Units issued......................    1,275,024      1,196,485      370,142      222,391      715,121       517,494
       Units redeemed....................   (5,037,163)   (10,436,540)    (499,577)    (951,982)  (1,242,377)   (1,924,409)
                                          ------------  -------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   21,904,793     25,666,932    2,855,670    2,985,105    3,702,959     4,230,215
                                          ============  =============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  ---------------------------  -------------------------
                                                                                                             VT
                                                                                 VT                    INTERNATIONAL
                                                                           INTERNATIONAL                 GROWTH AND
                                                 VT INCOME                     EQUITY                      INCOME
                                        --------------------------  ---------------------------  -------------------------
                                            2009          2008          2009           2008          2009         2008
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  5,499,363  $  9,804,175  $ (2,065,308) $   1,548,660  $  (344,638) $    267,342
Net realized gains (losses)............   (5,624,894)   (5,682,362)  (17,035,142)    30,656,640   (3,831,100)    6,916,142
Change in unrealized gains
 (losses)..............................   45,504,357   (45,213,517)   47,135,096   (156,905,622)   9,678,938   (33,659,268)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   45,378,826   (41,091,704)   28,034,646   (124,700,322)   5,503,200   (26,475,784)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      149,198       502,259       202,024        832,065       94,286        90,190
Benefit payments.......................   (3,090,112)   (4,457,175)   (2,493,311)    (4,480,221)    (412,195)     (785,172)
Payments on termination................  (13,413,258)  (28,011,475)   (9,308,243)   (34,556,848)  (2,032,522)   (9,067,553)
Contract maintenance charge............     (468,620)     (506,314)     (503,105)      (606,687)     (98,854)     (124,145)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (3,854,729)  (14,395,185)   (6,121,686)   (11,283,010)  (1,036,516)   (3,120,413)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,677,521)  (46,867,890)  (18,224,321)   (50,094,701)  (3,485,801)  (13,007,093)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   24,701,305   (87,959,594)    9,810,325   (174,795,023)   2,017,399   (39,482,877)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,751,216   200,710,810   139,838,903    314,633,926   26,204,690    65,687,567
                                        ------------  ------------  ------------  -------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $137,452,521  $112,751,216  $149,649,228  $ 139,838,903  $28,222,089  $ 26,204,690
                                        ============  ============  ============  =============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   12,142,900    16,149,283    15,306,614     19,162,030    2,828,593     3,773,162
       Units issued....................    1,588,901     1,781,726     1,215,515      1,661,234      265,190       305,941
       Units redeemed..................   (3,483,786)   (5,788,109)   (3,191,603)    (5,516,650)    (642,551)   (1,250,510)
                                        ------------  ------------  ------------  -------------  -----------  ------------
    Units outstanding at end of
     period............................   10,248,015    12,142,900    13,330,526     15,306,614    2,451,232     2,828,593
                                        ============  ============  ============  =============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                      VT
                                                INTERNATIONAL
                                                     NEW                                               VT MID CAP
                                                OPPORTUNITIES               VT INVESTORS                  VALUE
                                          -------------------------  -------------------------  ------------------------
                                              2009         2008        2009 (O)       2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    14,133  $     57,539  $  (135,089) $   (997,151) $   (74,277) $  (112,016)
Net realized gains (losses)..............    (519,126)      969,748   (5,913,033)   (8,059,324)  (1,615,013)   1,552,847
Change in unrealized gains (losses)......   6,546,075   (16,167,524)  23,182,069   (35,326,779)   3,899,838   (7,537,402)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,041,082   (15,140,237)  17,133,947   (44,383,254)   2,210,548   (6,096,571)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,324       152,980      145,085       199,854        6,295       35,848
Benefit payments.........................     (88,264)     (363,232)  (1,175,659)   (2,375,832)     593,126     (285,488)
Payments on termination..................  (1,083,565)   (3,803,137)  (4,760,972)  (18,120,960)  (1,273,262)  (2,533,071)
Contract maintenance charge..............     (93,096)      (99,632)    (257,862)     (268,886)     (28,978)     (35,362)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (588,682)   (1,919,618)   2,282,812    (6,209,535)    (602,986)    (519,260)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,798,283)   (6,032,639)  (3,766,596)  (26,775,359)  (1,305,805)  (3,337,333)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,242,799   (21,172,876)  13,367,351   (71,158,613)     904,743   (9,433,904)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,318,875    39,491,751   57,782,366   128,940,979    7,112,828   16,546,732
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $22,561,674  $ 18,318,875  $71,149,717  $ 57,782,366  $ 8,017,571  $ 7,112,828
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,503,412     3,052,613   10,758,957    14,392,675      686,279      899,790
       Units issued......................     158,385       312,951    2,433,958       720,645      149,905      185,942
       Units redeemed....................    (398,647)     (862,152)  (2,832,262)   (4,354,363)    (272,152)    (399,453)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,263,150     2,503,412   10,360,653    10,758,957      564,032      686,279
                                          ===========  ============  ===========  ============  ===========  ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                 VT MONEY                     VT NEW
                                                  MARKET                  OPPORTUNITIES               VT NEW VALUE
                                        --------------------------  -------------------------  --------------------------
                                            2009          2008        2009 (Q)       2008      2009 (P)(R )      2008
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,868,665) $  1,689,351  $  (521,946) $   (939,161) $  1,858,739  $    494,415
Net realized gains (losses)............           --            --   (6,606,420)   (8,442,020)  (82,689,825)   15,989,563
Change in unrealized gains
 (losses)..............................           --            --   21,314,340   (22,247,489)   76,611,056   (83,898,957)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (1,868,665)    1,689,351   14,185,974   (31,628,670)   (4,220,030)  (67,414,979)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      366,510     2,447,045      165,423       440,354         9,522       713,210
Benefit payments.......................   (2,826,480)  (10,573,553)    (927,864)   (1,537,239)     (156,923)   (2,256,424)
Payments on termination................  (43,939,183)  (77,078,223)  (3,818,655)  (10,286,626)     (785,299)  (18,861,175)
Contract maintenance charge............     (623,525)     (633,586)    (245,688)     (235,587)      (31,721)     (380,864)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   31,722,543    85,934,212    4,547,796    (4,216,996)  (67,622,054)   (3,986,566)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (15,300,135)       95,895     (278,988)  (15,836,094)  (68,586,475)  (24,771,819)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (17,168,800)    1,785,246   13,906,986   (47,464,764)  (72,806,505)  (92,186,798)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  159,604,535   157,819,289   44,020,269    91,485,033    72,806,505   164,993,303
                                        ------------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $142,435,735  $159,604,535  $57,927,255  $ 44,020,269  $         --  $ 72,806,505
                                        ============  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,696,768    14,737,011    8,464,893    10,619,576     8,325,791    10,279,598
       Units issued....................   10,168,754    14,154,913    2,407,637       339,367        42,749     1,228,105
       Units redeemed..................  (11,476,508)  (14,195,156)  (2,253,891)   (2,494,050)   (8,368,540)   (3,181,912)
                                        ------------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   13,389,014    14,696,768    8,618,639     8,464,893            --     8,325,791
                                        ============  ============  ===========  ============  ============  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                   VT OTC &
                                                   EMERGING                                             VT SMALL CAP
                                                    GROWTH                   VT RESEARCH                   VALUE
                                          --------------------------  -------------------------  -------------------------
                                           2009 (U)(P)      2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (19,203) $   (270,717) $   (75,518) $   (177,950) $   122,640  $     24,796
Net realized gains (losses)..............  (16,084,530)   (2,477,730)  (2,243,204)   (1,565,783)  (7,251,296)   14,329,837
Change in unrealized gains (losses)......   15,748,401    (8,369,568)  11,170,771   (21,222,133)  19,944,310   (51,334,649)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     (355,332)  (11,118,015)   8,852,049   (22,965,866)  12,815,654   (36,980,016)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       11,322        39,431      186,488       277,809       61,750       194,910
Benefit payments.........................       (8,038)     (317,190)    (684,671)   (1,285,107)  (1,023,275)   (1,685,020)
Payments on termination..................     (129,878)   (2,873,578)  (2,497,226)   (8,488,371)  (3,961,517)  (14,074,989)
Contract maintenance charge..............       (7,684)      (79,566)    (125,492)     (140,041)    (123,364)     (146,649)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (11,504,843)     (651,755)  (1,689,001)   (2,564,193)  (2,015,207)   (6,860,214)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (11,639,121)   (3,882,658)  (4,809,902)  (12,199,903)  (7,061,613)  (22,571,962)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,994,453)  (15,000,673)   4,042,147   (35,165,769)   5,754,041   (59,551,978)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   11,994,453    26,995,126   31,642,071    66,807,840   49,461,588   109,013,566
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $ 11,994,453  $35,684,218  $ 31,642,071  $55,215,629  $ 49,461,588
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,304,416     5,171,588    5,038,351     6,451,601    4,400,592     5,748,770
       Units issued......................       40,438       337,890      304,833       267,504      395,143       303,802
       Units redeemed....................   (4,344,854)   (1,205,062)  (1,014,519)   (1,680,754)    (975,125)   (1,651,980)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................           --     4,304,416    4,328,665     5,038,351    3,820,610     4,400,592
                                          ============  ============  ===========  ============  ===========  ============

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     RIDGEWORTH VARIABLE TRUST
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  ---------------------------  ------------------------
                                                                                                    RIDGEWORTH LARGE CAP
                                                   VT VISTA                   VT VOYAGER                 CORE EQUITY
                                          -------------------------  ---------------------------  ------------------------
                                            2009 (U)       2008          2009           2008        2009 (M)       2008
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (561,785) $   (676,852) $   (834,048) $  (2,571,289) $     4,733  $   (14,344)
Net realized gains (losses)..............  (2,755,515)   (2,564,395)  (12,527,604)   (21,618,630)  (1,057,592)     172,687
Change in unrealized gains (losses)......  16,842,787   (23,245,175)   77,780,458    (55,684,831)     954,967   (1,340,082)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  13,525,487   (26,486,422)   64,418,806    (79,874,750)     (97,892)  (1,181,739)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      71,339       148,843       309,102      1,057,491           --        3,954
Benefit payments.........................    (761,648)   (1,222,694)   (2,573,146)    (3,866,547)     (11,689)     (36,851)
Payments on termination..................  (2,582,139)   (8,520,670)  (10,306,977)   (29,536,252)    (108,699)    (669,377)
Contract maintenance charge..............    (196,512)     (154,217)     (554,148)      (558,766)        (962)      (3,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   9,403,944    (4,710,809)   (5,817,188)   (15,911,293)  (1,352,703)    (190,264)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   5,934,984   (14,459,547)  (18,942,357)   (48,815,367)  (1,474,053)    (896,497)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  19,460,471   (40,945,969)   45,476,449   (128,690,117)  (1,571,945)  (2,078,236)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,890,611    68,836,580   115,941,904    244,632,021    1,571,945    3,650,181
                                          -----------  ------------  ------------  -------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $47,351,082  $ 27,890,611  $161,418,353  $ 115,941,904  $        --  $ 1,571,945
                                          ===========  ============  ============  =============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,905,921     6,528,296    19,902,868     26,242,472      186,504      268,856
       Units issued......................   3,050,326       249,491     1,601,328        865,840        1,576       12,375
       Units redeemed....................  (1,696,580)   (1,871,866)   (4,222,425)    (7,205,444)    (188,080)     (94,727)
                                          -----------  ------------  ------------  -------------  -----------  -----------
    Units outstanding at end of
     period..............................   6,259,667     4,905,921    17,281,771     19,902,868           --      186,504
                                          ===========  ============  ============  =============  ===========  ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                             RIDGEWORTH LARGE CAP      RIDGEWORTH LARGE CAP       RIDGEWORTH MID CAP
                                                 GROWTH STOCK              VALUE EQUITY               CORE EQUITY
                                           ------------------------  ------------------------  ------------------------
                                             2009 (M)       2008       2009 (M)       2008       2009 (M)       2008
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    30,460  $  (129,495) $    54,226  $    79,237  $    10,249  $   (34,524)
Net realized gains (losses)...............  (5,136,455)   1,156,452   (2,945,626)   1,316,158   (2,180,130)     230,417
Change in unrealized gains (losses).......   5,112,992   (6,584,834)   2,323,580   (5,893,361)   2,075,372   (2,309,650)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................       6,997   (5,557,877)    (567,820)  (4,497,966)     (94,509)  (2,113,757)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         545       13,497        1,815        9,512        1,483        6,951
Benefit payments..........................    (101,475)    (224,112)    (113,189)    (280,590)     (45,258)     (79,906)
Payments on termination...................    (475,003)  (2,507,666)    (450,723)  (2,499,605)    (165,391)    (819,254)
Contract maintenance charge...............      (2,469)      (8,431)      (2,548)      (8,518)        (564)      (2,832)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (6,205,732)    (448,280)  (6,640,517)    (407,248)  (2,301,597)    (220,608)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (6,784,134)  (3,174,992)  (7,205,162)  (3,186,449)  (2,511,327)  (1,115,649)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (6,777,137)  (8,732,869)  (7,772,982)  (7,684,415)  (2,605,836)  (3,229,406)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   6,777,137   15,510,006    7,772,982   15,457,397    2,605,836    5,835,242
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 6,777,137  $        --  $ 7,772,982  $        --  $ 2,605,836
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     545,799      754,937      533,819      710,758      247,895      331,340
       Units issued.......................       2,010       28,773        3,644       14,076        4,605        7,295
       Units redeemed.....................    (547,809)    (237,911)    (537,463)    (191,015)    (252,500)     (90,740)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      545,799           --      533,819           --      247,895
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        THE UNIVERSAL
                                                      RIDGEWORTH VARIABLE    RYDEX VARIABLE TRUST INSTITUTIONAL FUNDS, INC.
                                                       TRUST SUB-ACCOUNT       SUB-ACCOUNT               SUB-ACCOUNT
                                                   ------------------------  -------------------  -------------------------
                                                          RIDGEWORTH         RYDEX VT NASDAQ
                                                           SMALL CAP               100                  VAN KAMPEN UIF
                                                         VALUE EQUITY         STRATEGY FUND             CAPITAL GROWTH
                                                   ------------------------  -------------------  -------------------------
                                                     2009 (M)       2008      2009       2008         2009         2008
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $     8,428  $     7,808  $  (1)    $   (29)   $  (421,636) $   (559,103)
Net realized gains (losses).......................  (4,025,900)   1,091,462   (271)        339       (854,750)    1,057,160
Change in unrealized gains (losses)...............   4,014,617   (3,295,139)   231      (1,604)    13,956,146   (24,854,278)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from operations.      (2,855)  (2,195,869)   (41)     (1,294)    12,679,760   (24,356,221)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         365        6,911     --          --         21,833       166,317
Benefit payments..................................     (30,047)     (56,464)    --          --       (967,776)     (964,319)
Payments on termination...........................    (176,928)  (1,458,312)  (590)     (4,685)    (2,081,140)   (5,438,274)
Contract maintenance charge.......................      (4,700)      (9,304)    --          (5)       (55,720)      (58,502)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (3,277,000)    (755,615)    --          --     (2,058,894)   (1,897,253)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (3,488,310)  (2,272,784)  (590)     (4,690)    (5,141,697)   (8,192,031)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (3,491,165)  (4,468,653)  (631)     (5,984)     7,538,063   (32,548,252)
NET ASSETS AT BEGINNING OF PERIOD.................   3,491,165    7,959,818    631       6,615     22,578,124    55,126,376
                                                   -----------  -----------   -----     -------   -----------  ------------
NET ASSETS AT END OF PERIOD....................... $        --  $ 3,491,165  $  --     $   631    $30,116,187  $ 22,578,124
                                                   ===========  ===========   =====     =======   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period......     239,174      350,845     73         435      3,844,300     4,747,906
       Units issued...............................      29,765        7,584     --          --        158,709       523,129
       Units redeemed.............................    (268,939)    (119,255)   (73)       (362)      (835,214)   (1,426,735)
                                                   -----------  -----------   -----     -------   -----------  ------------
    Units outstanding at end of period............          --      239,174     --          73      3,167,795     3,844,300
                                                   ===========  ===========   =====     =======   ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      THE UNIVERSAL              THE UNIVERSAL          THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                       SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                                 ------------------------  -------------------------  ------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF         VAN KAMPEN UIF
                                                        CORE PLUS                   EMERGING                GLOBAL
                                                      FIXED INCOME               MARKETS EQUITY          VALUE EQUITY
                                                 ------------------------  -------------------------  ------------------------
                                                    2009         2008          2009         2008        2009         2008
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79,233   $   40,414   $  (470,992) $   (726,490) $   930      $    434
Net realized gains (losses).....................    (35,618)     (29,939)   (1,722,004)   15,199,742   (8,603)       10,707
Change in unrealized gains (losses).............     37,367     (176,388)   16,865,660   (47,927,754)   8,650       (29,817)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from
 operations.....................................     80,982     (165,913)   14,672,664   (33,454,502)     977       (18,676)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --           --        52,739        38,894       --            --
Benefit payments................................    (73,752)    (101,189)     (670,183)     (560,601)      --            --
Payments on termination.........................   (216,128)    (223,597)   (1,484,809)   (8,313,929)  (8,608)       (3,823)
Contract maintenance charge.....................       (371)        (389)      (14,126)      (15,069)     (27)          (39)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    453,112     (288,286)    2,046,838    (2,076,193)     275          (626)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from contract
 transactions...................................    162,861     (613,461)      (69,541)  (10,926,898)  (8,360)       (4,488)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    243,843     (779,374)   14,603,123   (44,381,400)  (7,383)      (23,164)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    993,450    1,772,824    22,241,663    66,623,063   26,533        49,697
                                                 ----------   ----------   -----------  ------------    -------     --------
NET ASSETS AT END OF PERIOD..................... $1,237,293   $  993,450   $36,844,786  $ 22,241,663  $19,150      $ 26,533
                                                 ==========   ==========   ===========  ============    =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     87,884      138,973     1,971,083     2,501,960    3,004         3,318
       Units issued.............................     41,539        1,555       341,586       242,129       25            55
       Units redeemed...........................    (27,540)     (52,644)     (364,051)     (773,006)  (1,190)         (369)
                                                 ----------   ----------   -----------  ------------    -------     --------
    Units outstanding at end of period..........    101,883       87,884     1,948,618     1,971,083    1,839         3,004
                                                 ==========   ==========   ===========  ============    =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL                 THE UNIVERSAL              THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                    SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                                 ------------------------  -------------------------  -------------------------
                                                                                 VAN KAMPEN UIF
                                                  VAN KAMPEN UIF                 INTERNATIONAL              VAN KAMPEN UIF
                                                    HIGH YIELD                       MAGNUM                 MID CAP GROWTH
                                                 ------------------------  -------------------------  -------------------------
                                                   2009         2008           2009         2008          2009         2008
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   367      $   639      $   236,823  $    436,006  $  (302,720) $   (237,716)
Net realized gains (losses).....................     343          379       (2,203,933)    2,996,354   (1,855,359)    7,622,383
Change in unrealized gains (losses).............   1,081       (3,104)       6,446,903   (19,163,731)  10,006,419   (23,201,476)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations.....................................   1,791       (2,086)       4,479,793   (15,731,371)   7,848,340   (15,816,809)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --           --            3,598        38,644        2,909        36,385
Benefit payments................................      --           --         (704,021)     (729,282)    (542,405)     (876,195)
Payments on termination.........................  (1,244)      (1,097)      (1,162,455)   (4,891,704)  (1,447,449)   (4,217,896)
Contract maintenance charge.....................     (14)         (17)          (8,980)      (10,081)      (8,448)       (8,723)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (31)        (442)        (180,899)     (362,661)    (682,349)   (1,238,388)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...................................  (1,289)      (1,556)      (2,052,757)   (5,955,084)  (2,677,742)   (6,304,817)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     502       (3,642)       2,427,036   (21,686,455)   5,170,598   (22,121,626)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   5,342        8,984       16,897,093    38,583,548   16,009,889    38,131,515
                                                   -------      -------    -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD..................... $ 5,844      $ 5,342      $19,324,129  $ 16,897,093  $21,180,487  $ 16,009,889
                                                   =======      =======    ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     504          644        2,241,569     2,796,650    1,673,653     2,085,370
       Units issued.............................       2          103          292,875       276,521      162,884       208,778
       Units redeemed...........................    (112)        (243)        (554,437)     (831,602)    (412,916)     (620,495)
                                                   -------      -------    -----------  ------------  -----------  ------------
    Units outstanding at end of period..........     394          504        1,980,007     2,241,569    1,423,621     1,673,653
                                                   =======      =======    ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 THE UNIVERSAL              THE UNIVERSAL           THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------------  -------------------------  ------------------------
                                                 VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  U.S. MID CAP                U.S. REAL             VAN KAMPEN UIF
                                                     VALUE                      ESTATE                  VALUE
                                           -------------------------  -------------------------  ------------------------
                                               2009         2008          2009         2008        2009          2008
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (213,859) $   (698,025) $   308,322  $    606,872  $  1,340     $   2,992
Net realized gains (losses)...............  (6,117,575)   23,613,993   (3,040,544)   13,372,956   (19,772)       (1,945)
Change in unrealized gains (losses).......  23,337,971   (64,554,584)   7,591,218   (27,749,353)   38,152       (74,650)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations...............................  17,006,537   (41,638,616)   4,858,996   (13,769,525)   19,720       (73,603)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,324       108,137        8,605        67,909        --            --
Benefit payments..........................  (1,190,807)   (1,614,256)    (587,251)     (740,885)   (8,799)      (24,376)
Payments on termination...................  (4,089,817)  (15,632,639)  (1,507,079)   (7,395,946)  (14,641)      (57,624)
Contract maintenance charge...............     (67,999)      (76,780)     (10,493)      (12,443)      (96)          (99)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (2,310,798)   (7,130,375)     136,011    (4,170,629)   (7,590)      (11,169)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions....................  (7,607,097)  (24,345,913)  (1,960,207)  (12,251,994)  (31,126)      (93,268)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   9,399,440   (65,984,529)   2,898,789   (26,021,519)  (11,406)     (166,871)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  51,011,886   116,996,415   20,587,876    46,609,395    85,574       252,445
                                           -----------  ------------  -----------  ------------   --------     ---------
NET ASSETS AT END OF PERIOD............... $60,411,326  $ 51,011,886  $23,486,665  $ 20,587,876  $ 74,168     $  85,574
                                           ===========  ============  ===========  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,830,452     7,725,721    1,251,391     1,726,345     9,106        17,265
       Units issued.......................     249,627       369,799      140,467       101,367     1,056           235
       Units redeemed.....................  (1,041,830)   (2,265,068)    (257,945)     (576,321)   (4,047)       (8,394)
                                           -----------  ------------  -----------  ------------   --------     ---------
    Units outstanding at end of period....   5,038,249     5,830,452    1,133,913     1,251,391     6,115         9,106
                                           ===========  ============  ===========  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   --------------------------  -------------------------
                                                                           VAN KAMPEN UIF               VAN KAMPEN UIF
                                                VAN KAMPEN UIF                EMERGING                     EMERGING
                                          CAPITAL GROWTH (CLASS II)    MARKETS DEBT (CLASS II)    MARKETS EQUITY (CLASS II)
                                          -------------------------   --------------------------  -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (138,990)  $   (219,661) $ 1,258,989   $ 1,374,430   $  (247,022)  $   (442,670)
Net realized gains (losses)..............    (145,309)       407,488     (854,602)      (55,857)   (1,491,340)     8,535,830
Change in unrealized gains (losses)......   4,439,121     (8,507,557)   4,474,082    (5,565,198)    9,374,581    (27,939,017)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 operations..............................   4,154,822     (8,319,730)   4,878,469    (4,246,625)    7,636,219    (19,845,857)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,402         19,611       55,476       210,877        19,403         25,704
Benefit payments.........................    (187,051)      (961,364)    (407,058)     (186,771)     (215,169)      (202,464)
Payments on termination..................    (650,132)      (982,266)  (1,918,285)   (3,391,622)   (1,548,340)    (6,091,790)
Contract maintenance charge..............     (32,384)       (35,805)    (100,875)     (109,214)      (89,861)      (125,593)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,974)      (972,853)     625,427    (2,120,539)      546,883     (3,153,369)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,599,139)    (2,932,677)  (1,745,315)   (5,597,269)   (1,287,084)    (9,547,512)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,555,683    (11,252,407)   3,133,154    (9,843,894)    6,349,135    (29,393,369)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,452,124     18,704,531   18,941,693    28,785,587    12,285,904     41,679,273
                                          -----------   ------------  -----------   -----------   -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $10,007,807   $  7,452,124  $22,074,847   $18,941,693   $18,635,039   $ 12,285,904
                                          ===========   ============  ===========   ===========   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     921,448      1,145,736    1,264,082     1,611,492       654,269        945,069
       Units issued......................      33,240        142,882      162,499       153,771        92,308         64,436
       Units redeemed....................    (198,349)      (367,170)    (278,202)     (501,181)     (153,251)      (355,236)
                                          -----------   ------------  -----------   -----------   -----------   ------------
    Units outstanding at end of
     period..............................     756,339        921,448    1,148,379     1,264,082       593,326        654,269
                                          ===========   ============  ===========   ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       THE UNIVERSAL
                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL      INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------   -------------------------   -----------------------
                                                VAN KAMPEN UIF              VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  EQUITY AND                    GLOBAL                  INT'L GROWTH
                                              INCOME (CLASS II)          FRANCHISE (CLASS II)        EQUITY (CLASS II)
                                          -------------------------   -------------------------   -----------------------
                                              2009          2008          2009          2008         2009         2008
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   567,693   $    507,706  $ 4,287,072   $     68,425  $  (30,265) $   (71,686)
Net realized gains (losses)..............  (2,050,677)       889,973     (160,330)     4,898,031    (303,664)     (65,365)
Change in unrealized gains (losses)......  10,222,886    (18,767,451)  12,292,926    (37,643,881)  1,389,961   (2,475,294)
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,739,902    (17,369,772)  16,419,668    (32,677,425)  1,056,032   (2,612,345)
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,426        384,086       37,579        363,891          --       54,420
Benefit payments.........................  (1,300,853)    (1,622,106)  (1,215,180)    (1,224,761)    (68,286)     (40,021)
Payments on termination..................  (4,480,323)    (9,435,717)  (5,275,710)   (11,057,698)   (150,007)    (426,249)
Contract maintenance charge..............    (178,749)      (206,201)    (323,204)      (377,184)    (23,503)     (21,536)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (271,234)    (5,536,936)  (2,797,877)    (7,026,071)    160,242      895,829
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,193,733)   (16,416,874)  (9,574,392)   (19,321,823)    (81,554)     462,443
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,546,169    (33,786,646)   6,845,276    (51,999,248)    974,478   (2,149,902)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,934,132     81,720,778   67,172,026    119,171,274   3,061,925    5,211,827
                                          -----------   ------------  -----------   ------------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $50,480,301   $ 47,934,132  $74,017,302   $ 67,172,026  $4,036,403  $ 3,061,925
                                          ===========   ============  ===========   ============  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,556,043      5,858,010    5,440,415      6,729,214     502,258      432,590
       Units issued......................     456,334        645,822      355,038        612,502     129,131      228,618
       Units redeemed....................  (1,031,012)    (1,947,789)  (1,102,542)    (1,901,301)   (138,026)    (158,950)
                                          -----------   ------------  -----------   ------------  ----------  -----------
    Units outstanding at end of
     period..............................   3,981,365      4,556,043    4,692,911      5,440,415     493,363      502,258
                                          ===========   ============  ===========   ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   -------------------------   -------------------------
                                                                            VAN KAMPEN UIF              VAN KAMPEN UIF
                                                VAN KAMPEN UIF              SMALL COMPANY                U.S. MID CAP
                                          MID CAP GROWTH (CLASS II)       GROWTH (CLASS II)            VALUE (CLASS II)
                                          -------------------------   -------------------------   -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (504,647)  $   (447,632) $  (211,978)  $   (286,107) $  (206,452)  $   (555,740)
Net realized gains (losses)..............  (4,365,672)    10,722,001   (1,065,192)     1,148,490   (6,463,315)    15,734,906
Change in unrealized gains (losses)......  18,035,301    (36,884,476)   5,880,984     (9,586,835)  20,023,617    (45,707,511)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 operations..............................  13,164,982    (26,610,107)   4,603,814     (8,724,452)  13,353,850    (30,528,345)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     110,096        281,192       23,798         44,758       24,092        251,709
Benefit payments.........................    (600,001)      (606,140)    (344,163)      (288,681)    (979,497)    (1,145,180)
Payments on termination..................  (2,648,763)    (7,918,613)    (778,472)    (1,508,482)  (2,879,570)    (6,986,003)
Contract maintenance charge..............    (179,900)      (216,008)     (65,515)       (67,225)    (226,001)      (263,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,346,215)       106,184     (379,140)    (1,018,101)  (3,566,628)      (386,941)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (6,664,783)    (8,353,385)  (1,543,492)    (2,837,731)  (7,627,604)    (8,530,157)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   6,500,199    (34,963,492)   3,060,322    (11,562,183)   5,726,246    (39,058,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,843,283     62,806,775   11,621,636     23,183,819   40,747,228     79,805,730
                                          -----------   ------------  -----------   ------------  -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $34,343,482   $ 27,843,283  $14,681,958   $ 11,621,636  $46,473,474   $ 40,747,228
                                          ===========   ============  ===========   ============  ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,169,916      3,587,382    1,011,155      1,182,095    3,723,846      4,183,056
       Units issued......................     334,259      1,079,923      110,037         99,059      228,872        667,512
       Units redeemed....................    (984,333)    (1,497,389)    (234,981)      (269,999)    (843,648)    (1,126,722)
                                          -----------   ------------  -----------   ------------  -----------   ------------
    Units outstanding at end of
     period..............................   2,519,842      3,169,916      886,211      1,011,155    3,109,070      3,723,846
                                          ===========   ============  ===========   ============  ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL      VAN KAMPEN LIFE            VAN KAMPEN LIFE
                                            FUNDS, INC. (CLASS II)         INVESTMENT TRUST           INVESTMENT TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                VAN KAMPEN UIF
                                                   U.S. REAL
                                               ESTATE (CLASS II)          LIT CAPITAL GROWTH            LIT COMSTOCK
                                          --------------------------  -------------------------  -------------------------
                                              2009          2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    618,977  $    798,200  $  (320,260) $   (330,647) $ 1,239,358  $    717,825
Net realized gains (losses)..............  (12,864,734)   22,622,835   (2,264,622)   (1,837,373)  (3,503,709)    1,940,202
Change in unrealized gains (losses)......   24,898,064   (51,361,578)  13,534,015   (17,725,762)  11,005,018   (27,195,100)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   12,652,307   (27,940,543)  10,949,133   (19,893,782)   8,740,667   (24,537,073)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       68,431       272,405       28,709       268,457       76,481        51,191
Benefit payments.........................     (931,097)   (1,208,293)    (651,738)     (856,061)  (1,419,372)   (1,484,499)
Payments on termination..................   (3,184,357)   (8,209,237)  (1,634,940)   (4,587,830)  (3,019,699)   (8,901,669)
Contract maintenance charge..............     (247,036)     (310,116)     (25,973)      (28,621)     (24,276)      (29,015)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,583,564)   (3,536,483)  (1,099,637)   (1,504,129)  (2,060,414)   (5,643,692)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (8,877,623)  (12,991,724)  (3,383,579)   (6,708,184)  (6,447,280)  (16,007,684)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,774,684   (40,932,267)   7,565,554   (26,601,966)   2,293,387   (40,544,757)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   47,539,474    88,471,741   18,810,257    45,412,223   38,124,904    78,669,661
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,314,158  $ 47,539,474  $26,375,811  $ 18,810,257  $40,418,291  $ 38,124,904
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,316,683     3,775,593    3,875,954     4,616,891    4,330,573     5,663,574
       Units issued......................      659,868       781,237      224,345       304,861      287,123       262,657
       Units redeemed....................   (1,146,055)   (1,240,147)    (761,687)   (1,045,798)    (996,102)   (1,595,658)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    2,830,496     3,316,683    3,338,612     3,875,954    3,621,594     4,330,573
                                          ============  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN
                                               VAN KAMPEN LIFE          VAN KAMPEN LIFE           LIFE INVESTMENT
                                              INVESTMENT TRUST         INVESTMENT TRUST           TRUST (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------  ------------------------  -------------------------
                                                                                                    LIT CAPITAL
                                               LIT GOVERNMENT          LIT MONEY MARKET          GROWTH (CLASS II)
                                           ----------------------  ------------------------  -------------------------
                                              2009        2008       2009 (V)       2008         2009         2008
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   49,859  $   42,175  $   (48,189) $    22,958  $  (532,609) $   (692,142)
Net realized gains (losses)...............    (10,067)    (10,048)          --           --   (1,087,895)      969,923
Change in unrealized gains (losses).......    (46,509)    (33,141)          --           --   16,603,977   (27,932,825)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations...............................     (6,717)     (1,014)     (48,189)      22,958   14,983,473   (27,655,044)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      2,827       4,490       25,128       32,583       42,388       149,184
Benefit payments..........................     (3,199)         --           --      (56,836)    (534,928)     (543,110)
Payments on termination...................   (151,222)   (207,185)  (1,383,915)  (1,664,249)  (1,831,602)   (6,723,619)
Contract maintenance charge...............       (736)       (786)      (6,797)      (7,801)    (107,115)     (117,540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (111,412)    (28,667)  (2,271,248)   1,978,427   (2,073,733)   (2,461,863)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions....................   (263,742)   (232,148)  (3,636,832)     282,124   (4,504,990)   (9,696,948)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (270,459)   (233,162)  (3,685,021)     305,082   10,478,483   (37,351,992)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,172,195   1,405,357    3,685,021    3,379,939   26,105,452    63,457,444
                                           ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............... $  901,736  $1,172,195  $        --  $ 3,685,021  $36,583,935  $ 26,105,452
                                           ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     96,359     116,043      318,896      294,148    4,416,207     5,416,063
       Units issued.......................     22,463      18,809      196,744      284,643      205,261       513,990
       Units redeemed.....................    (44,511)    (38,493)    (515,640)    (259,895)    (843,117)   (1,513,846)
                                           ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period....     74,311      96,359           --      318,896    3,778,351     4,416,207
                                           ==========  ==========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   VAN KAMPEN                  VAN KAMPEN                 VAN KAMPEN
                                                LIFE INVESTMENT             LIFE INVESTMENT            LIFE INVESTMENT
                                                TRUST (CLASS II)            TRUST (CLASS II)           TRUST (CLASS II)
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  -------------------------
                                                                         LIT GROWTH AND INCOME        LIT MID CAP GROWTH
                                            LIT COMSTOCK (CLASS II)            (CLASS II)                 (CLASS II)
                                          ---------------------------  -------------------------  -------------------------
                                              2009           2008          2009         2008          2009         2008
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,823,770  $   1,531,658  $ 1,645,256  $    318,418  $  (182,196) $   (259,356)
Net realized gains (losses)..............  (11,337,107)     7,009,730   (4,296,229)    3,115,976   (1,482,457)    5,425,218
Change in unrealized gains (losses)......   42,579,696   (104,699,949)  19,943,191   (50,606,944)   6,321,039   (14,096,010)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   35,066,359    (96,158,561)  17,292,218   (47,172,550)   4,656,386    (8,930,148)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       61,771        600,481      125,468       448,881       14,287        75,220
Benefit payments.........................   (3,746,540)    (3,911,096)  (1,954,481)   (2,639,827)    (150,466)      (56,023)
Payments on termination..................  (11,256,863)   (33,375,062)  (6,343,504)  (15,257,592)    (675,266)   (2,751,310)
Contract maintenance charge..............     (536,141)      (658,891)    (418,891)     (491,515)     (45,555)      (47,227)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,364,646)   (15,139,508)  (1,135,780)   (7,226,819)    (108,771)     (122,616)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (21,842,419)   (52,484,076)  (9,727,188)  (25,166,872)    (965,771)   (2,901,956)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   13,223,940   (148,642,637)   7,565,030   (72,339,422)   3,690,615   (11,832,104)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  149,245,690    297,888,327   84,836,686   157,176,108    9,250,198    21,082,302
                                          ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $162,469,630  $ 149,245,690  $92,401,716  $ 84,836,686  $12,940,813  $  9,250,198
                                          ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,334,172     20,552,912    7,078,488     8,749,257    1,132,497     1,352,937
       Units issued......................      915,827      1,382,696      681,845       678,700      127,131       177,557
       Units redeemed....................   (3,169,248)    (5,601,436)  (1,444,987)   (2,349,469)    (228,779)     (397,997)
                                          ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...   14,080,751     16,334,172    6,315,346     7,078,488    1,030,849     1,132,497
                                          ============  =============  ===========  ============  ===========  ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          VAN KAMPEN
                                                                       LIFE INVESTMENT
                                                                       TRUST (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                          LIT MONEY
                                                                      MARKET (CLASS II)
                                                                  -------------------------
                                                                    2009 (V)        2008
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (492,553) $    57,700
Net realized gains (losses)......................................           --           --
Change in unrealized gains (losses)..............................           --           --
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................     (492,553)      57,700
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       34,543      495,967
Benefit payments.................................................     (785,869)  (1,533,306)
Payments on termination..........................................   (8,666,083)  (7,804,928)
Contract maintenance charge......................................     (155,167)    (156,284)
Transfers among the sub-accounts and with the Fixed Account--net.  (25,165,760)  11,383,305
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (34,738,336)   2,384,754
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (35,230,889)   2,442,454
NET ASSETS AT BEGINNING OF PERIOD................................   35,230,889   32,788,435
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $         --  $35,230,889
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    3,347,861    3,117,995
       Units issued..............................................    1,442,010    2,857,851
       Units redeemed............................................   (4,789,871)  (2,627,985)
                                                                  ------------  -----------
    Units outstanding at end of period...........................           --    3,347,861
                                                                  ============  ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 AssetManager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST JPMorgan International Equity
    AST Advanced Strategies                                AST Large-Cap Value
    AST Aggressive Asset Allocation                        AST Lord Abbett Bond Debenture
    AST AllianceBernstein Core Value                       AST Marsico Capital Growth
    AST AllianceBernstein Growth & Income                  AST MFS Global Equity
    AST American Century Income & Growth                   AST MFS Growth
    AST Balanced Asset Allocation                          AST Mid-Cap Value
    AST Bond Portfolio 2018 (For the period                AST Money Market
       beginning January 28, 2008 and ended                AST Neuberger Berman/LSV Mid-Cap Value
       December 31, 2009)                                  AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Neuberger Berman Small-Cap Growth
       beginning January 28, 2008 and ended                AST Niemann Capital Growth Asset Allocation
       December 31, 2009)                                  AST Parametric Emerging Markets Equity (For
    AST Bond Portfolio 2020 (For the period                   period beginning July 21, 2008, and ended
       beginning January 2, 2009 and ended                    December 31, 2009)
       December 31, 2009)                                  AST PIMCO Limited Maturity Bond
    AST Capital Growth Asset Allocation                    AST PIMCO Total Return Bond
    AST CLS Growth Asset Allocation                        AST Preservation Asset Allocation
    AST CLS Moderate Asset Allocation                      AST QMA US Equity Alpha
    AST Cohen & Steers Realty                              AST Schroders Multi-Asset World Strategies
    AST DeAm Large-Cap Value                               AST Small-Cap Growth
    AST DeAm Small-Cap Value (For the period               AST Small-Cap Value
       beginning January 1, 2008 and ended July 18,        AST T. Rowe Price Asset Allocation
       2008)                                               AST T. Rowe Price Global Bond
    AST Federated Aggressive Growth                        AST T. Rowe Price Large-Cap Growth
    AST First Trust Balanced Target                        AST T. Rowe Price Natural Resources
    AST First Trust Capital Appreciation Target            AST UBS Dynamic Alpha
    AST Focus Four Plus Portfolio (For the period          AST Western Assets Core Plus Bond*
       beginning July 21, 2008 and ended
       November 13, 2009)                              AIM VARIABLE INSURANCE FUNDS
    AST Global Real Estate (For the period beginning       AIM V. I. Basic Balanced
       July 21, 2008 and ended December 31, 2009)          AIM V. I. Basic Value
    AST Goldman Sachs Concentrated Growth                  AIM V. I. Capital Appreciation
    AST Goldman Sachs Mid-Cap Growth                       AIM V. I. Capital Development
    AST Goldman Sachs Small-Cap Value                      AIM V. I. Core Equity
    AST High Yield                                         AIM V. I. Diversified Income
    AST Horizon Growth Asset Allocation                    AIM V. I. Government Securities
    AST Horizon Moderate Asset Allocation                  AIM V. I. High Yield
    AST International Growth                               AIM V. I. International Growth
    AST International Value                                AIM V. I. Large Cap Growth
    AST Investment Grade Bond (For the period              AIM V. I. Mid Cap Core Equity
       beginning January 28, 2008 and ended                AIM V. I. Money Market
       December 31, 2009)                                  AIM V. I. Technology
                                                           AIM V. I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS SERIES II              FEDERATED INSURANCE SERIES
    AIM V. I. Basic Balanced II                         Federated Prime Money Fund II
    AIM V. I. Basic Value II
    AIM V. I. Capital Appreciation II               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Capital Development II                    VIP Contrafund
    AIM V. I. Core Equity II                            VIP Equity-Income
    AIM V. I. Diversified Income II                     VIP Growth
    AIM V. I. Government Securities II                  VIP High Income
    AIM V. I. High Yield II                             VIP Index 500
    AIM V. I. International Growth II                   VIP Investment Grade Bond
    AIM V. I. Large Cap Growth II                       VIP Overseas
    AIM V. I. Mid Cap Core Equity II
    AIM V. I. Money Market II                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Technology II                         (SERVICE CLASS 2)
    AIM V. I. Utilities II                              VIP Asset Manager Growth (Service Class 2)
                                                        VIP Contrafund (Service Class 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Growth                        VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Growth & Income               VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS International Value           VIP Freedom 2030 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth              VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value           VIP Growth & Income (Service Class 2)
    AllianceBernstein VPS Utility Income (For the       VIP Growth (Service Class 2)
       period beginning January 1, 2009 and ended       VIP Growth Stock Portfolio (Service Class 2)
       September 25, 2009)                                 (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Value                            Stock Portfolio (Service Class 2))
                                                        VIP High Income (Service Class 2)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP Index 500 (Service Class 2)
    American Century VP Balanced                        VIP Investment Grade Bond (Service Class 2)
                                                        VIP MidCap (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.          VIP Money Market (Service Class 2)
    Dreyfus Socially Responsible Growth Fund            VIP Overseas (Service Class 2)

DREYFUS STOCK INDEX FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE
    Dreyfus Stock Index Fund                        PRODUCTS TRUST
                                                        Franklin Flex Cap Growth Securities
DREYFUS VARIABLE INVESTMENT FUND                        Franklin Growth and Income Securities
    VIF Growth & Income                                 Franklin High Income Securities
    VIF Money Market                                    Franklin Income Securities
                                                        Franklin Large Cap Growth Securities
DWS VARIABLE SERIES I                                   Franklin Small Cap Value Securities
    DWS Bond VIP A                                      Franklin Small-Mid Cap Growth Securities
    DWS Capital Growth VIP A                            Franklin U.S. Government
    DWS Global Opportunities VIP A                      Mutual Global Discovery Securities (Previously
    DWS Growth and Income VIP A                            known as Mutual Discovery Securities)
    DWS International VIP A                             Mutual Shares Securities
                                                        Templeton Developing Markets Securities
DWS VARIABLE SERIES II                                  Templeton Foreign Securities
    DWS Balanced VIP A II                               Templeton Global Bond Securities (Previously
    DWS Money Market VIP A II                              known as Templeton Global Income
    DWS Small Cap Growth VIP A II                          Securities)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS          MFS VARIABLE INSURANCE TRUST (CONTINUED)
TRUST (CONTINUED)                                           MFS Investors Trust
    Templeton Growth Securities                             MFS New Discovery
    Franklin Templeton VIP Founding Funds                   MFS Research
       Allocation (For the period beginning May 1,          MFS Research Bond
       2008 and ended December 31, 2009)                    MFS Utilities

GOLDMAN SACHS VARIABLE INSURANCE TRUST                  MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    VIT Capital Growth                                      MFS Growth (Service Class)
    VIT Growth and Income                                   MFS Investors Trust (Service Class)
    VIT Mid Cap Value                                       MFS New Discovery (Service Class)
    VIT Strategic International Equity                      MFS Research (Service Class)
    VIT Structured Small Cap Equity                         MFS Utilities (Service Class)
    VIT Structured U. S. Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
JANUS ASPEN SERIES                                          Aggressive Equity
    Forty Portfolio                                         Capital Opportunities
                                                            Dividend Growth
JANUS ASPEN SERIES (SERVICE SHARES)                         European Equity
    Foreign Stock (Service Shares) (On April 30, 2008       Global Advantage (For the period beginning
       Foreign Stock (Service Shares) merged into              January 1, 2009 and ended April 24, 2009)
       International Growth (Service Shares)) (For          Global Dividend Growth
       the period beginning January 1, 2008 and             High Yield
       ended April 29, 2008)                                Income Builder
    Overseas (Service Shares) (Previously known as          Income Plus
       International Growth (Service Shares) For the        Limited Duration
       period beginning January 1, 2008 and ended           Money Market
       December 31, 2009)                                   S&P 500 Index
                                                            Strategist
LAZARD RETIREMENT SERIES, INC.                              Utilities
    Emerging Markets Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
LEGG MASON VARIABLE INCOME TRUST                        (CLASS Y SHARES)
    Legg Mason ClearBridge Variable Fundamental             Aggressive Equity (Class Y Shares)
       Value Portfolio I (Previously known as Legg          Capital Opportunities (Class Y Shares)
       Mason Variable Fundamental Value Portfolio)          Dividend Growth (Class Y Shares)
                                                            European Equity (Class Y Shares)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC              Global Advantage (Class Y Shares) (For the
    Legg Mason ClearBridge Variable Investors                  period beginning January 1, 2009 and ended
       Portfolio I (Previously known as Legg Mason             April 24, 2009)
       Variable Investors Portfolio I)                      Global Dividend Growth (Class Y Shares)
                                                            High Yield (Class Y Shares)
LORD ABBETT SERIES FUND                                     Income Builder (Class Y Shares)
    All Value                                               Income Plus (Class Y Shares)
    Bond-Debenture                                          Limited Duration (Class Y Shares)
    Growth and Income                                       Money Market (Class Y Shares)
    Growth Opportunities                                    S&P 500 Index (Class Y Shares)
    Mid-Cap Value                                           Strategist (Class Y Shares)
                                                            Utilities (Class Y Shares)
MFS VARIABLE INSURANCE TRUST
    MFS Growth
    MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
    AMT Mid-Cap Growth*                            PIMCO VIT RealReturn (Advisor Shares)
    AMT Partners                                   PIMCO VIT Total Return (Advisor Shares)

OPPENHEIMER VARIABLE ACCOUNT FUNDS             PREMIER VARIABLE INSURANCE TRUST
    Oppenheimer Balanced                           OpCap Balanced (For the period beginning
    Oppenheimer Capital Appreciation                  January 1, 2009 and ended April 24, 2009)
    Oppenheimer Core Bond                          NACM Small Cap Portfolio Class I (Previously
    Oppenheimer Global Securities                     known as NACM Small Cap)*
    Oppenheimer High Income
    Oppenheimer Main Street                    PUTNAM VARIABLE TRUST
    Oppenheimer Main Street Small Cap              VT American Government Income
    Oppenheimer MidCap Fund                        VT Capital Appreciation (For the period
    Oppenheimer Strategic Bond                        beginning January 1, 2009 and ended
                                                      February 12, 2009) (On February 13, 2009,
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    VT Capital Appreciation merged into
(SERVICE SHARES ("SS"))                               VT Investors)
    Oppenheimer Balanced (SS)                      VT Capital Opportunities
    Oppenheimer Capital Appreciation (SS)          VT Discovery Growth (For the period beginning
    Oppenheimer Core Bond (SS)                        January 1, 2009 and ended February 12,
    Oppenheimer Global Securities (SS)                2009) (On February 13, 2009,
    Oppenheimer High Income (SS)                      VT Discovery Growth merged into
    Oppenheimer Main Street (SS)                      VT New Opportunities)
    Oppenheimer Main Street                        VT Diversified Income
       Small Cap (SS)                              VT Equity Income
    Oppenheimer Midcap Fund (SS)                   VT The George Putnam Fund of Boston
    Oppenheimer Strategic Bond (SS)                VT Global Asset Allocation
                                                   VT Global Equity
PROFUNDS VP                                        VT Global Health Care (Previously known as
    ProFund VP Consumer Services*                     VT Health Sciences)
    ProFund VP Consumer Goods Portfolio*           VT Global Utilities (Previously known as
    ProFund VP Financials*                            VT Utilities Growth and Income)
    ProFund VP Health Care*                        VT Growth and Income
    ProFund VP Industrials*                        VT Growth Opportunities
    ProFund VP Mid-Cap Growth*                     VT High Yield
    ProFund VP Mid-Cap Value                       VT Income
    ProFund VP Real Estate*                        VT International Equity
    ProFund VP Small-Cap Growth*                   VT International Growth and Income
    ProFund VP Small-Cap Value*                    VT International New Opportunities
    ProFund VP Telecommunications*                 VT Investors
    ProFund VP Utilities                           VT Mid Cap Value
    ProFund VP Large-Cap Growth*                   VT Money Market
    ProFund VP Large-Cap Value                     VT New Opportunities
                                                   VT New Value (For the period beginning
PIMCO VARIABLE INSURANCE TRUST                        January 1, 2009 and ended February 12,
    Foreign Bond (US Dollar Hedged)                   2009) (On February 13, 2009, VT New
    Money Market                                      Value merged into VT Equity Income)
    PIMCO Total Return
    PIMCO VIT Commodity Real Return Strategy
    PIMCO VIT Emerging Markets Bond
       (Advisor Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    VT OTC & Emerging Growth (For the period             Van Kampen UIF Capital Growth (Class II)
       beginning January 1, 2009 and ended               Van Kampen UIF Emerging Markets Debt
       February 12, 2009) (On February 13, 2009,            (Class II)
       VT OTC & Emerging Growth merged into              Van Kampen UIF Emerging Markets Equity
       VT Vista)                                            (Class II)
    VT Research                                          Van Kampen UIF Equity and Income (Class II)
    VT Small Cap Value                                   Van Kampen UIF Global Franchise (Class II)
    VT Vista                                             Van Kampen UIF Int'l Growth Equity (Class II)
    VT Voyager                                           Van Kampen UIF Mid Cap Growth (Class II)
                                                         Van Kampen UIF Small Company Growth
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                   (Class II)
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)      Van Kampen UIF U.S. Mid Cap Value (Class II)
    RidgeWorth Large Cap Core Equity                     Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Growth Stock
    RidgeWorth Large Cap Value Equity                VAN KAMPEN LIFE INVESTMENT TRUST
    RidgeWorth Mid-Cap Core Equity Fund                  LIT Capital Growth
    RidgeWorth Small Cap Value Equity                    LIT Comstock
                                                         LIT Government
RYDEX VARIABLE TRUST                                     LIT Money Market (For the period beginning
    Rydex VT Nasdaq 100 Strategy Fund*                      January 1, 2009 and ended December 18,
                                                            2009)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Van Kampen UIF Capital Growth                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Van Kampen UIF Core Plus Fixed Income                LIT Capital Growth (Class II)
    Van Kampen UIF Emerging Markets Equity               LIT Comstock (Class II)
    Van Kampen UIF Global Value Equity                   LIT Growth and Income (Class II)
    Van Kampen UIF High Yield                            LIT MidCap Growth (Class II)
    Van Kampen UIF International Magnum                  LIT Money Market (Class II) (For the period
    Van Kampen UIF Mid Cap Growth                           beginning January 1, 2009 and ended
    Van Kampen UIF U.S. Mid Cap Value                       December 18, 2009)
    Van Kampen UIF U.S. Real Estate
    Van Kampen UIF Value

--------
*  Fund was available, but had no assets at December 31, 2009

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board ("FASB") guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                               PURCHASES
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation............ $ 2,636,241
         AST Advanced Strategies.............................   1,308,401
         AST Aggressive Asset Allocation.....................      29,553
         AST AllianceBernstein Core Value....................      26,657
         AST AllianceBernstein Growth & Income...............         619
         AST American Century Income & Growth................       4,006
         AST Balanced Asset Allocation.......................   5,686,853
         AST Bond Portfolio 2018.............................   1,050,781
         AST Bond Portfolio 2019.............................     771,048
         AST Bond Portfolio 2020 (a).........................       4,140
         AST Capital Growth Asset Allocation.................   2,857,684
         AST CLS Growth Asset Allocation.....................     150,669
         AST CLS Moderate Asset Allocation...................     954,038
         AST Cohen & Steers Realty...........................       3,014
         AST DeAm Large-Cap Value............................       2,950
         AST Federated Aggressive Growth.....................       2,395
         AST First Trust Balanced Target.....................   2,052,991
         AST First Trust Capital Appreciation Target.........   6,601,239
         AST Focus Four Plus (b).............................      20,487
         AST Global Real Estate..............................         890
         AST Goldman Sachs Concentrated Growth...............       6,752
         AST Goldman Sachs Mid-Cap Growth....................       3,400
         AST Goldman Sachs Small-Cap Value...................          30
         AST High Yield......................................      16,863
         AST Horizon Growth Asset Allocation.................      88,800
         AST Horizon Moderate Asset Allocation...............     324,144
         AST International Growth............................       8,637
         AST International Value.............................       4,286
         AST Investment Grade Bond...........................  12,229,224
         AST JPMorgan International Equity...................      20,641
         AST Large-Cap Value.................................         186

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(b)For the period beginning January 1, 2009 and ended November 13, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                     ----------
 Investments in the Advanced Series Trust Sub-Accounts (continued):
    AST Lord Abbett Bond-Debenture.................................. $   22,987
    AST Marsico Capital Growth......................................     21,636
    AST MFS Global Equity...........................................      4,492
    AST MFS Growth..................................................      6,459
    AST Mid-Cap Value...............................................     16,766
    AST Money Market................................................  1,763,668
    AST Neuberger Berman/LSV Mid-Cap Value..........................      4,390
    AST Neuberger Berman Mid-Cap Growth.............................      3,787
    AST Neuberger Berman Small-Cap Growth...........................      1,643
    AST Niemann Capital Growth Asset Allocation.....................    204,090
    AST Parametric Emerging Markets Equity..........................     24,059
    AST PIMCO Limited Maturity Bond.................................     82,321
    AST PIMCO Total Return Bond.....................................    370,693
    AST Preservation Asset Allocation...............................  6,091,611
    AST QMA US Equity Alpha.........................................     10,673
    AST Schroders Multi-Asset World Strategies......................    749,516
    AST Small-Cap Growth............................................      2,359
    AST Small-Cap Value.............................................     13,232
    AST T. Rowe Price Asset Allocation..............................  2,552,027
    AST T. Rowe Price Global Bond...................................     59,206
    AST T. Rowe Price Large-Cap Growth..............................      9,329
    AST T. Rowe Price Natural Resources.............................     72,238
    AST UBS Dynamic Alpha...........................................  2,974,391
    AST Western Asset Core Plus Bond (c)............................        168
    Franklin Templeton VIP Founding Funds Allocation................  2,387,665
    ProFund VP Financials (d).......................................      2,778
    ProFund VP Health Care (d)......................................      2,778
    ProFund VP Large-Cap Value (e)..................................    381,424
    ProFund VP Mid-Cap Value (d)....................................      2,321
    ProFund VP Telecommunications (d)...............................      2,778
    ProFund VP Utilities (f)........................................     27,150

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Balanced........................................  2,677,734
    AIM V. I. Basic Value...........................................    578,348
    AIM V. I. Capital Appreciation..................................  1,926,717
    AIM V. I. Capital Development...................................    415,207
    AIM V. I. Core Equity...........................................  3,465,695
    AIM V. I. Diversified Income....................................  2,662,305
    AIM V. I. Government Securities.................................  4,224,386
    AIM V. I. High Yield............................................    963,599

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts (continued):
   AIM V. I. International Growth............................................... $1,482,488
   AIM V. I. Large Cap Growth...................................................    679,496
   AIM V. I. Mid Cap Core Equity................................................  2,481,217
   AIM V. I. Money Market.......................................................  6,435,730
   AIM V. I. Technology.........................................................    614,077
   AIM V. I. Utilities..........................................................    589,075

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..................................................     41,505
   AIM V. I. Basic Value II.....................................................    589,187
   AIM V. I. Capital Appreciation II............................................     79,767
   AIM V. I. Capital Development II.............................................        953
   AIM V. I. Core Equity II.....................................................    250,401
   AIM V. I. Diversified Income II..............................................     32,191
   AIM V. I. Government Securities II...........................................    126,297
   AIM V. I. High Yield II......................................................     35,189
   AIM V. I. International Growth II............................................     76,932
   AIM V. I. Large Cap Growth II................................................      1,427
   AIM V. I. Mid Cap Core Equity II.............................................    317,705
   AIM V. I. Money Market II....................................................     53,097
   AIM V. I. Technology II......................................................         43
   AIM V. I. Utilities II.......................................................     23,945

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................  1,420,218
   AllianceBernstein VPS Growth & Income........................................  3,449,761
   AllianceBernstein VPS International Value....................................  2,239,212
   AllianceBernstein VPS Large Cap Growth.......................................    866,011
   AllianceBernstein VPS Small/Mid Cap Value....................................  1,467,155
   AllianceBernstein VPS Utility Income (g).....................................    419,673
   AllianceBernstein VPS Value..................................................    425,711

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        966

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................      3,439

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     71,734

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,488
   VIF Money Market.............................................................  2,198,239

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................ $    63,547
   DWS Capital Growth VIP A..................................................................     113,988
   DWS Global Opportunities VIP A............................................................     104,460
   DWS Growth and Income VIP A...............................................................      13,167
   DWS International VIP A...................................................................      25,692

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................      83,652
   DWS Money Market VIP A II.................................................................      83,258
   DWS Small Cap Growth VIP A II.............................................................       5,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................  15,247,517

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................     706,913
   VIP Equity-Income.........................................................................     214,293
   VIP Growth................................................................................     276,056
   VIP High Income...........................................................................     146,676
   VIP Index 500.............................................................................     882,921
   VIP Investment Grade Bond.................................................................     512,512
   VIP Overseas..............................................................................     141,887

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      24,135
   VIP Contrafund (Service Class 2)..........................................................   7,015,421
   VIP Equity-Income (Service Class 2).......................................................      40,469
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   2,398,358
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,454,447
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     787,033
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,752,251
   VIP Growth & Income (Service Class 2).....................................................     916,834
   VIP Growth (Service Class 2)..............................................................      11,122
   VIP Growth Stock (Service Class 2)........................................................     266,749
   VIP High Income (Service Class 2).........................................................   1,519,526
   VIP Index 500 (Service Class 2)...........................................................   2,086,990
   VIP Investment Grade Bond (Service Class 2)...............................................         686
   VIP Mid Cap (Service Class 2).............................................................   1,996,059
   VIP Money Market (Service Class 2)........................................................  16,167,234
   VIP Overseas (Service Class 2)............................................................       3,522

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     410,585
   Franklin Growth and Income Securities.....................................................   4,205,770
   Franklin High Income Securities...........................................................   3,544,736
   Franklin Income Securities................................................................  25,569,126
   Franklin Large Cap Growth Securities......................................................   2,732,657

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                       PURCHASES
                                                                                      -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Small Cap Value Securities............................................... $ 4,532,257
   Franklin Small Mid-Cap Growth Securities..........................................     171,383
   Franklin U.S. Government..........................................................  16,943,113
   Mutual Global Discovery Securities (h)............................................   3,878,948
   Mutual Shares Securities..........................................................   7,483,780
   Templeton Developing Markets Securities...........................................   4,318,581
   Templeton Foreign Securities......................................................  17,752,239
   Templeton Global Bond Securities (i)..............................................   1,943,618
   Templeton Growth Securities.......................................................      78,132

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth................................................................         121
   VIT Growth and Income.............................................................     929,168
   VIT Mid Cap Value.................................................................     266,115
   VIT Strategic International Equity................................................       2,058
   VIT Structured Small Cap Equity...................................................     684,545
   VIT Structured U.S. Equity Fund...................................................     707,925

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          10

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Overseas (Service Shares) (j).....................................................       1,031

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................          21

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)..........          80

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)..................         181

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.........................................................................   1,122,357
   Bond-Debenture....................................................................  11,888,765
   Growth and Income.................................................................   1,161,305
   Growth Opportunities..............................................................     741,233
   Mid-Cap Value.....................................................................   1,179,718

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth........................................................................      76,992
   MFS High Income...................................................................      68,065
   MFS Investors Trust...............................................................      84,023

--------
(h)Previously known as Mutual Discovery Securities
(i)Previously known as Templeton Global Income Securities
(l)Previously known as Legg Mason Variable Investors Portfolio I
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
   MFS New Discovery........................................................................ $   188,870
   MFS Research.............................................................................      30,048
   MFS Research Bond........................................................................     142,886
   MFS Utilities............................................................................     106,514

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      27,300
   MFS Investors Trust (Service Class)......................................................       5,310
   MFS New Discovery (Service Class)........................................................      12,461
   MFS Research (Service Class).............................................................      14,567
   MFS Utilities (Service Class)............................................................     196,531

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     468,899
   Capital Opportunities....................................................................   1,127,237
   Dividend Growth..........................................................................   3,662,261
   European Equity..........................................................................   4,979,732
   Global Advantage (m).....................................................................     104,257
   Global Dividend Growth...................................................................   3,022,686
   High Yield...............................................................................   1,763,380
   Income Builder...........................................................................   1,006,370
   Income Plus..............................................................................   7,829,748
   Limited Duration.........................................................................   3,376,390
   Money Market.............................................................................  15,760,267
   S&P 500 Index............................................................................   2,872,810
   Strategist...............................................................................   5,468,949
   Utilities................................................................................  21,270,658

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     272,772
   Capital Opportunities (Class Y Shares)...................................................     783,821
   Dividend Growth (Class Y Shares).........................................................   1,605,276
   European Equity (Class Y Shares).........................................................   1,605,275
   Global Advantage (Class Y Shares) (m)....................................................      54,366
   Global Dividend Growth (Class Y Shares)..................................................   2,441,285
   High Yield (Class Y Shares)..............................................................   1,689,857
   Income Builder (Class Y Shares)..........................................................     896,163
   Income Plus (Class Y Shares).............................................................  14,266,768
   Limited Duration (Class Y Shares)........................................................   7,296,871
   Money Market (Class Y Shares)............................................................  23,660,618
   S&P 500 Index (Class Y Shares)...........................................................   7,205,334
   Strategist (Class Y Shares)..............................................................   5,789,872
   Utilities (Class Y Shares)...............................................................   6,924,793

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       3,661

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced..................................................................... $   450,165
   Oppenheimer Capital Appreciation.........................................................     171,755
   Oppenheimer Core Bond....................................................................     217,888
   Oppenheimer Global Securities............................................................     347,227
   Oppenheimer High Income..................................................................      75,287
   Oppenheimer Main Street..................................................................     188,634
   Oppenheimer Main Street Small Cap........................................................     195,989
   Oppenheimer MidCap Fund..................................................................     125,903
   Oppenheimer Strategic Bond...............................................................     615,665

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................     938,681
   Oppenheimer Capital Appreciation (SS)....................................................   1,015,905
   Oppenheimer Core Bond (SS)...............................................................   5,890,686
   Oppenheimer Global Securities (SS).......................................................   1,889,651
   Oppenheimer High Income (SS).............................................................   2,003,407
   Oppenheimer Main Street (SS).............................................................   2,712,625
   Oppenheimer Main Street Small Cap (SS)...................................................   1,611,272
   Oppenheimer MidCap Fund (SS).............................................................     423,993
   Oppenheimer Strategic Bond (SS)..........................................................   6,222,190

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         489
   Money Market.............................................................................       5,756
   PIMCO Total Return.......................................................................         248
   PIMCO VIT Commodity RealReturn Strategy..................................................   1,807,702
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     724,253
   PIMCO VIT Real Return (Advisor Shares)...................................................   3,498,507
   PIMCO VIT Total Return (Advisor Shares)..................................................  15,344,836

Investments in the Premier VIT Sub-Accounts:
   OpCap Balanced (m).......................................................................         270

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................   6,060,365
   VT Capital Appreciation (n)(o)...........................................................     106,346
   VT Capital Opportunities.................................................................     716,058
   VT Discovery Growth (p)(o)...............................................................       3,619
   VT Diversified Income....................................................................   5,055,048
   VT Equity Income (r).....................................................................  71,355,286
   VT The George Putnam Fund of Boston......................................................   4,548,779
   VT Global Asset Allocation...............................................................   4,526,188

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                           PURCHASES
                                                                          -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Equity...................................................... $   210,125
   VT Global Health Care (s).............................................   4,727,921
   VT Global Utilities (t)...............................................   3,259,538
   VT Growth and Income..................................................   7,535,734
   VT Growth Opportunities...............................................     810,301
   VT High Yield.........................................................  10,172,519
   VT Income.............................................................  13,834,745
   VT International Equity...............................................   3,975,380
   VT International Growth and Income....................................     682,423
   VT International New Opportunities....................................     855,810
   VT Investors (n)......................................................   7,157,262
   VT Mid Cap Value......................................................     977,271
   VT Money Market.......................................................  69,890,900
   VT New Opportunities (p)..............................................   7,664,302
   VT New Value (o)(q)...................................................   2,094,163
   VT OTC & Emerging Growth (o)(u).......................................      24,147
   VT Research...........................................................     666,021
   VT Small Cap Value....................................................   2,601,988
   VT Vista (u)..........................................................  11,899,112
   VT Voyager............................................................   6,109,227

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund (m).............................      17,504
   RidgeWorth Large Cap Growth Stock (m).................................      67,561
   RidgeWorth Large Cap Value Equity Fund (m)............................      96,083
   RidgeWorth Mid-Cap Core Equity Fund (m)...............................      30,273
   RidgeWorth Small Cap Value Equity Fund (m)............................      28,125

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth.........................................     612,669
   Van Kampen UIF Core Plus Fixed Income.................................     572,663
   Van Kampen UIF Emerging Markets Equity................................   3,654,112
   Van Kampen UIF Global Value Equity....................................       1,479
   Van Kampen UIF High Yield.............................................         475
   Van Kampen UIF International Magnum...................................   2,066,188
   Van Kampen UIF Mid Cap Growth.........................................   1,334,057
   Van Kampen UIF U.S. Mid Cap Value.....................................   1,640,815
   Van Kampen UIF U.S. Real Estate.......................................   1,713,937
   Van Kampen UIF Value..................................................       4,104

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $    178,743
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,824,306
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,580,445
   Van Kampen UIF Equity and Income (Class II)......................................    3,837,251
   Van Kampen UIF Global Franchise (Class II).......................................   10,944,424
   Van Kampen UIF Int'l Growth Equity (Class II)....................................      697,308
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,422,824
   Van Kampen UIF Small Company Growth (Class II)...................................    1,125,123
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................    1,366,781
   Van Kampen UIF U.S. Real Estate (Class II).......................................    6,319,544

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth...............................................................      837,232
   LIT Comstock.....................................................................    2,778,487
   LIT Government...................................................................      305,055
   LIT Money Market (v).............................................................    2,035,449

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II)....................................................      987,342
   LIT Comstock (Class II)..........................................................    9,265,736
   LIT Growth and Income (Class II).................................................    6,642,988
   LIT Mid Cap Growth (Class II)....................................................    1,045,285
   LIT Money Market (Class II) (v)..................................................   11,894,959
                                                                                     ------------
                                                                                     $787,529,607
                                                                                     ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2009...............  831    $ 8.37 -  8.66     $7,097        2.23%       1.15 - 2.60%     21.20 -  22.94%
   2008...............  867      6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ad)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2009...............  257      8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ad)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2009...............   14      7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ad)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2009...............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ad)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2009...............    2      7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ad)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2009...............    1      7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ad)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2009...............  971      8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ad)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2009...............   98     11.19 - 11.28      1,105        0.29        1.50 - 2.00      -7.89 -  -7.44
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2009...............   33     11.05 - 11.14        366        0.52        1.50 - 2.00      -9.51 -  -9.07
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2020
   2009 (a)..........    0    $ 8.82 -  8.82     $    2       0.00%        1.50 - 1.50%    -11.82 - -11.82%
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2009..............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ad).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2009..............  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2009..............    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ad).........    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2009..............    2      7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (x)..........    2      6.05 -  6.10         13       6.23         1.15 - 1.65    - 38.32 - -38.01
   2007 (ad).........  < 1      9.77 -  9.84          1       0.00         1.00 - 2.65     - 2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008..............   --        NA - NA            --       0.00           -- - --            NA - NA
   2007 (ad).........  < 1      8.80 -  8.86        < 1       0.00         1.00 - 2.65    - 11.40 - -12.12

   AST Federated Aggressive Growth
   2009..............    1      7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............    2      5.62 -  5.66         12       0.00         1.15 - 1.65    - 45.00 - -44.73
   2007 (ad).........  < 1     10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2009..............  327      8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............  275      6.63 -  6.77      1,845       3.49         1.15 - 2.60    - 36.15 - -35.23
   2007 (ad).........  238     10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(x)For the period beginning January 1, 2008 and ended July 18, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target
   2009.............. 1,369   $ 7.47 -  7.73    $10,439       2.21%        1.15 - 2.60%     22.78 -  24.54%
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60    - 42.22 - -41.38
   2007 (ad).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (b)..........    --      N/A - N/A           --         --         1.00 - 2.95      11.11 -  17.15
   2008 (y)..........     2     7.46 -  7.49         13       0.00         1.15 - 2.00    - 25.36 - -25.09

   AST Global Real Estate
   2009..............    <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
   2008 (y)..........   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15    - 39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2009..............     5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
   2008..............     5     6.13 -  6.16         30       0.53         1.15 - 1.50    - 41.15 - -40.95
   2007 (ad).........   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2009..............     6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
   2008..............     6     6.09 -  6.12         38       0.00         1.15 - 1.50    - 41.67 - -41.47
   2007 (ad).........   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2009..............    <1     9.60 -  9.60          3       1.27         1.15 - 1.15      25.40 -  25.40
   2008..............   < 1     7.66 -  7.66          2       0.00         1.15 - 1.15    - 23.68 - -23.68

   AST High Yield
   2009..............     3    10.31 - 10.41         35       6.83         1.15 - 1.55      33.48 -  34.01
   2008..............     5     7.72 -  7.77         39       9.59         1.15 - 1.55    - 26.68 -  26.39
   2007 (ad).........   < 1    10.48 - 10.56          2       0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10    - 29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00    - 24.68 - -24.25

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST International Growth
   2009..............    10   $ 7.21 -  7.30    $    75        1.84%       1.15 - 1.65%     33.09 -  33.75%
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00    - 51.21 - -50.80
   2007 (ad).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2009..............    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00    - 45.10 - -44.64
   2007 (ad).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2009..............   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (w).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2009..............     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ad).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2009..............     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ad).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2009..............     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ad).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2009..............    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ad).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2009..............     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ad).........     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2009..............    2    $ 8.35 -  8.35     $   16       0.21%        1.15 - 1.15%     22.89 -  22.89%
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ad).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ad).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman /LSV Mid-Cap Value
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ad).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 -  43.83
   2007 (ad).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ad).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2009..............   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2009..............    3      9.15 -  9.20         28       1.00         1.15 - 1.50      64.05 -  64.62
   2008 (y)..........    1      5.59 -  5.59          5       0.00         1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2009..............   14     11.16 - 11.29        160       4.81         1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185       4.32         1.15 - 1.65      -0.53 -  -0.03

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST PIMCO Total Return Bond
   2009..............   35    $11.59 - 11.83     $  412        2.67%       1.15 - 2.00%     14.24 -  15.20%
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ad).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ad).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ad).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ad).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ad).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ad).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ad).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ad).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2009..............   15    $ 8.42 -  8.52     $  131       1.45%        1.15 - 1.65%     46.92 -  47.65%
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ad).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2009..............  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ad).........  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (c)..........   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (z)..........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

   ProFund VP Financials
   2009 (d)..........   --      6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2009 (d)..........   --      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Large-Cap Value
   2009 (e)..........   28      7.32 -  7.32        208       2.30         2.10 - 2.10      17.01 -  17.01

   ProFund VP Mid-Cap Value
   2009 (d)..........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

   ProFund VP Telecommunications
   2009 (d)..........   --      7.69 -  7.69          0       9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2009 (f)..........    4      7.88 -  7.88         29       6.68         1.50 - 1.50       9.10 -   9.10

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2009................  2,124  $ 7.97 - 10.32    $ 20,163      4.84%        1.10 - 1.85%     31.37 -  32.38%
   2008................  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14

   AIM V. I. Basic Value
   2009................    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58

   AIM V. I. Capital Appreciation
   2009................  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08

   AIM V. I. Capital Development
   2009................    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41

   AIM V. I. Core Equity
   2009................  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16

   AIM V. I. Diversified Income
   2009................  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2009................ 1,137   $13.92 - 15.24    $16,970       4.25%        1.10 - 1.70%     -1.70 -   1.11%
   2008................ 1,525    14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55

   AIM V. I. High Yield
   2009................   614    12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60

   AIM V. I. International Growth
   2009................ 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24

   AIM V. I. Large Cap Growth
   2009................   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (ae)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2009................ 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44

   AIM V. I. Money Market
   2009................ 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2009.................   296   $10.80 - 11.17    $ 3,239       0.00%        1.10 - 1.70%     54.75 -  55.68%
   2008.................   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007.................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006.................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005.................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06

   AIM V. I. Utilities
   2009.................   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008.................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007.................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006.................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005.................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2009.................   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008.................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007.................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006.................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005.................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65

   AIM V. I. Basic Value II
   2009.................   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008................. 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................. 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................. 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07

   AIM V. I. Capital Appreciation II
   2009.................   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008.................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007.................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006.................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005.................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2009................   36    $10.95 - 11.59     $  410       0.00%        1.30 - 2.00%     39.18 -  40.16%
   2008................   42      7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86

   AIM V. I. Core Equity II
   2009................  275      9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72

   AIM V. I. Diversified Income II
   2009................   27      9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35

   AIM V. I. Government Securities II
   2009................   87     11.83 - 12.61      1,074       2.87         1.30 - 2.10      -2.33 -   1.55
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10

   AIM V. I. High Yield II
   2009................   30     14.72 - 15.56        461       8.40         1.30 - 2.00      49.06 -  50.10
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11

   AIM V. I. International Growth II
   2009................   49     15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2009................   65    $ 9.25 -  9.52     $  610       0.01%        1.30 - 2.10%     23.07 -  24.06%
   2008................   84      7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (ae)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2009................  332     11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89

   AIM V. I. Money Market II
   2009................  159      9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -   1.23
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95

   AIM V. I. Technology II
   2009................    4     10.54 - 10.87         45       0.00         1.30 - 1.85      54.26 -  55.11
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63

   AIM V. I. Utilities II
   2009................   29     15.08 - 15.56        452       3.64         1.30 - 1.85      12.51 -  13.13
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2009..............  3,442  $ 6.43 - 11.47    $ 28,380      0.00%        0.70 - 2.59%     29.43 -  31.94%
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 - - 1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86

   AllianceBernstein VPS Growth & Income
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87

   AllianceBernstein VPS International Value
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (af).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   AllianceBernstein VPS Large Cap Growth
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04

   AllianceBernstein VPS Small/Mid Cap Value
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   AllianceBernstein VPS Utility Income
   2009 (g)...............   --       N/A - N/A       $   --       5.56%        1.29 - 2.59%      7.29 -   8.34%
   2008...................  424    $ 9.59 - 10.06      4,191       2.95         1.29 - 2.59     -38.40 - -37.57
   2007...................  519     15.56 - 16.12      8,265       2.05         1.29 - 2.59      18.87 -  20.46
   2006...................  460     13.09 - 13.38      6,119       2.45         1.29 - 2.59      30.91 -  33.83
   2005 (af)..............  290     10.89 - 10.98      3,174       0.29         1.29 - 2.44       8.92 -   9.78

   AllianceBernstein VPS Value
   2009...................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008...................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (af)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2009...................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2009...................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2009.................   53    $ 8.66 - 10.26     $  527       1.91%        1.15 - 1.85%     24.00 -  24.89%
   2008.................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007.................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006.................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005.................  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2009.................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008.................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007.................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006.................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005.................   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17

   VIF Money Market
   2009.................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -   1.02
   2008.................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007.................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006.................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005.................   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49

Investments in the
  DWS Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2009.................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008.................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007.................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006.................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005.................   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89

   DWS Capital Growth VIP A
   2009.................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008.................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007.................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006.................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005.................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2009..................   54    $20.29 - 20.52     $1,100       1.61%        0.70 - 0.80%     47.02 -  47.17%
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006..................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005..................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36

   DWS Growth and Income VIP A
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006..................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005..................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33

   DWS International VIP A
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006..................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005..................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36

Investments in the
  DWS Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2009..................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008..................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007..................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006..................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (af).............  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

   DWS Money Market VIP A II
   2009..................   56     10.62 - 10.66        596       0.45         0.70 - 0.80       -0.47 - -0.37
   2008..................   87     10.67 - 10.70        935       2.62         0.70 - 0.80        1.83 -  1.93
   2007..................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80        4.16 -  4.27
   2006 (ag).............  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80        0.64 -  0.66

--------
(ag)For the period beginning November 3, 2006, and ending December 31, 2006
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series II
  Sub-Accounts
  (continued):
   DWS Small Cap Growth VIP A II
   2009..................    39   $ 8.91 -  8.96    $   347       0.00%        0.70 - 0.80%     39.48 -  39.62%
   2008..................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007..................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006..................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (af).............    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2009.................. 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85       -1.41 - -0.70
   2008..................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85        0.66 -  1.38
   2007..................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85        2.84 -  3.58
   2006..................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85        2.60 -  3.33
   2005..................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85        0.81 -  1.53

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2009..................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008..................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007..................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006..................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005.................. 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60

   VIP Equity-Income
   2009..................   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006..................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005..................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66

   VIP Growth
   2009..................   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..................   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..................   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006..................   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63
   2005.................. 1,080     6.45 - 10.58      9,443       0.51         1.15 - 1.65       4.07 -   4.59

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2009..................   115   $11.56 - 12.45    $ 1,314        7.37%       1.15 - 1.65%     41.60 -  42.31%
   2008..................   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..................   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..................   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..................   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53

   VIP Index 500
   2009..................   622     8.16 -  8.49      5,253        2.40        1.15 - 1.65      24.53 -  25.16
   2008..................   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..................   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.................. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.................. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63

   VIP Investment Grade Bond
   2009..................   147    15.53 - 16.19      2,376        8.84        1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..................   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93

   VIP Overseas
   2009..................   143     8.98 -  9.07      1,486        1.93        1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..................   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2009..................     9    10.14 - 10.36         88        1.57        1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93         40        1.75        1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55         66        3.65        1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73         63        1.52        1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19         49        1.48        1.35 - 1.60       1.91 -   2.17

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)
   2009.................. 7,788   $ 9.01 - 10.79    $ 77,547      1.12%        1.29 - 2.59%     31.96 -  33.72%
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17

   VIP Equity-Income (Service Class 2)
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99

   VIP Freedom 2010 Portfolio (Service Class 2)
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ah).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ah).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ah).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2009..................   345    10.42 - 10.82       3,692      3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56       2,616      4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -   4.54
   2006 (ah).............    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -   3.73

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2009.................. 1,061   $ 9.24 -  9.83    $10,243        0.84%       1.29 - 2.59%     23.73 -  25.38%
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (af).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2009..................    35     6.82 -  7.12        250        0.15        1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08

   VIP Growth Stock (Service Class 2)
   2009..................   176     8.83 -  9.16      1,594        0.05        1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ah).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2009..................   669    11.54 - 12.19      8,136        7.88        1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98

   VIP Index 500 (Service Class 2)
   2009..................   873     8.34 -  8.71      7,544        2.27        1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2009..................    <1   $13.06 - 13.06    $     1       9.98%        1.50 - 1.50%     13.74 -  13.74%
   2008..................     1    11.48 - 11.48          7       5.56         1.50 - 1.50     -4.91 -   -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37

   VIP Mid Cap (Service Class 2)
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (af).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59     -2.13 -   -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ah)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (af).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (af).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2009..............  3,531  $11.89 - 13.17    $ 45,548      4.62%        1.29 - 2.69%     23.15 -  24.92%
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 - - 4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18

   Franklin High Income Securities
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00

   Franklin Income Securities
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50

   Franklin Large Cap Growth Securities
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49

   Franklin Small Cap Value Securities
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2009..............    151  $15.62 - 18.29    $  2,308      0.00%        1.15 - 2.34%     40.22 -  41.93%
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59

   Franklin U.S. Government
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09

   Mutual Global Discovery Securities (h)
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (af).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29

   Templeton Developing Markets Securities
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20

--------
(h)Previously known as Mutual Discovery Securities
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2009...............  8,365  $13.26 - 17.10    $134,982       3.25%       1.15 - 2.69%     33.36 -  35.48%
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91

   Templeton Global Bond Securities (i)
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39

   Templeton Growth Securities
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2009...............      4    6.99 - 10.62          31       0.47        1.15 - 1.65      45.33 -  46.06
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77

   VIT Growth and Income
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46

--------
(i)Previously known as Templeton Global Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2009...............   485   $10.22 - 10.88    $ 5,208       1.72%        1.29 - 2.59%     29.70 -  31.43%
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005...............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01

   VIT Strategic International Equity
   2009...............    <1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005...............     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41

   VIT Structured Small Cap Equity
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005............... 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67

   VIT Structured U.S. Equity Fund
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005...............   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2009...............     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...............     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...............     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006...............     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005...............     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
  (Service Shares)
  Sub-Account:
   Foreign Stock (Service Shares)
   2008 (aa)(ac)......   --         N/A - N/A      $--         0.00%        0.00 - 0.00%          N/A - N/A
   2007...............    2    $22.14 - 22.14       54         1.44         1.50 - 1.50      16.47 -  16.47%
   2006...............    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005...............    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares) (j)
   2009...............   --         N/A - N/A       --         0.75         1.50 - 1.50      76.39 -  76.39
   2008 (ab)(ac)......    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2009...............   <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
   2008...............  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007...............  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006...............    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005...............    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67

Investments in the
  Legg Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)
   2009...............   <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
   2008...............  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (ai)..........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008
(ac)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ai)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)
   2009..................   < 1   $10.64 - 10.64    $     1       1.78%        1.50 - 1.50%     22.63 -  22.63%
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   All Value
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40

   Bond-Debenture
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01

   Growth and Income
   2009.................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32

   Growth Opportunities
   2009.................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51

--------
(l)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Mid-Cap Value
   2009................. 2,856   $ 9.13 -  9.79    $27,522       0.45%        1.29 - 2.59%     23.33 -  24.98%
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94

   MFS High Income
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89

   MFS Investors Trust
   2009.................   186     8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09

   MFS New Discovery
   2009.................   147    14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Research
   2009.................   80    $ 7.16 -  9.45     $  670       1.44%        1.15 - 1.65%     28.41 -  29.05%
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57

   MFS Research Bond
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26

   MFS Utilities
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46

   MFS Investors Trust (Service Class)
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2009................     29  $ 9.54 -  9.96    $    286      0.00%        1.35 - 1.85%     59.91 -  60.72%
   2008................     43    5.96 -  6.20         263      0.00         1.35 - 1.85     -40.64 - -40.34
   2007................     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006................    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005................    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62

   MFS Research (Service Class)
   2009................     19    8.73 -  9.12         174      1.09         1.35 - 1.85      27.79 -  28.44
   2008................     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007................     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006................     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005................     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12

   MFS Utilities (Service Class)
   2009................     78   14.78 - 18.88       1,367      4.06         1.35 - 2.00      30.21 -  31.08
   2008................     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007................     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006................    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005................    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005................  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31

   Capital Opportunities
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005................ 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Dividend Growth
   2009...............  7,306  $ 9.10 - 10.90    $178,672      1.84%        0.70 - 2.05%     21.78 -  23.44%
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87

   European Equity
   2009...............  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93

   Global Advantage
   2009 (m)...........     --     N/A - N/A            --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05

   Global Dividend Growth
   2009...............  3,333   10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60

   High Yield
   2009...............  1,184    7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2009...............  1,001  $12.59 - 14.44    $ 15,658      3.19%        0.70 - 2.05%     22.62 -  24.29%
   2008...............  1,177   10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21

   Income Plus
   2009...............  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61

   Limited Duration
   2009...............  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16

   Money Market
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07

   S&P 500 Index
   2009...............  3,670    8.07 -  8.67      35,552      2.69         0.70 - 2.05      23.77 -  25.45
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91

   Strategist
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Utilities
   2009...............  2,729  $ 9.08 - 10.06    $ 62,830      3.00%        0.70 - 1.98%     16.92 -  18.43%
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15

   Capital Opportunities (Class Y Shares)
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005............... 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38

   Dividend Growth (Class Y Shares)
   2009...............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00

   European Equity (Class Y Shares)
   2009...............  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...............  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...............  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...............  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005...............  3,838   14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Advantage (Class Y Shares)
   2009 (m)...........     --     N/A - N/A      $     --      0.80%        1.29 - 2.59%     -4.78 -  -4.38%
   2008...............    688  $10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...............    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...............  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005...............  1,190   14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07

   Global Dividend Growth (Class Y Shares)
   2009...............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008...............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007...............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006...............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005...............  5,317   14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81

   High Yield (Class Y Shares)
   2009...............  1,655   13.45 - 14.69      15,526      7.67         1.29 - 2.59      40.54 -  42.41
   2008...............  1,904    9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007...............  2,582   12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006...............  3,372   12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005...............  4,278   11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61

   Income Builder (Class Y Shares)
   2009...............  1,204   12.57 - 13.73      15,100      2.82         1.29 - 2.59      21.66 -  23.29
   2008...............  1,415   10.33 - 11.14      14,458      0.76         1.29 - 2.59     -28.35 - -27.39
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34

   Income Plus (Class Y Shares)
   2009............... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Limited Duration (Class Y Shares)
   2009...............  6,355  $ 8.34 -  9.11    $ 58,968      4.16%        1.29 - 2.59%      2.82 -   4.20%
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20

   Money Market (Class Y Shares)
   2009...............  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59        1.21 - -0.11

   S&P 500 Index (Class Y Shares)
   2009...............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09

   Strategist (Class Y Shares)
   2009...............  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008...............  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007...............  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97
   2006...............  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 -  13.27
   2005...............  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -   6.67

   Utilities (Class Y Shares)
   2009...............  1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
   2008...............  1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31
   2007...............  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 -  18.48
   2006...............  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 -  18.48
   2005...............  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 -  12.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts
  (continued):
   AMT Mid-Cap Growth
   2008................    --        N/A - N/A    $    --       0.00%        0.00 - 0.00%          N/A - N/A
   2007................   < 1   $18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59%
   2006................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14
   2005................     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 -  12.44

   AMT Partners
   2009................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48
   2005................    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 -  16.19

Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts:
   Oppenheimer Balanced
   2009................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70

   Oppenheimer Capital Appreciation
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90

   Oppenheimer Core Bond
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities
   2009................  271    $12.69 - 17.15    $ 4,473       2.23%        1.15 - 1.85%     37.19 -  38.17%
   2008................  415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................  635     15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................  731     13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00

   Oppenheimer High Income
   2009................  116      3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................  144     13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................  161     12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05

   Oppenheimer Main Street
   2009................  279      8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................  751     11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................  973      9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77

   Oppenheimer Main Street Small Cap
   2009................  107     16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2008................  135     12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007................  189     20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006................  218     21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005................  238     18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56

   Oppenheimer MidCap Fund
   2009................  130      6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008................  136      5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007................  208     10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006................  290      9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005................  351      9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05

   Oppenheimer Strategic Bond
   2009................  217     14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................  426     13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005................  519     13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2009................. 1,684   $ 9.93 - 10.91    $ 17,990      0.00%        1.29 - 2.59%     18.45 -  20.03%
   2008................. 1,944     8.38 -  9.09      17,362      2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34      39,598      2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99      42,541      1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61      40,379      1.52         1.29 - 2.59       1.00 -   2.34

   Oppenheimer Capital Appreciation (SS)
   2009................. 3,795    11.13 - 12.24      45,528      0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60      38,313      0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................. 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51

   Oppenheimer Core Bond (SS)
   2009................. 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................. 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................. 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................. 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005.................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02

   Oppenheimer Global Securities (SS)
   2009................. 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................. 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................. 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................. 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................. 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59

   Oppenheimer High Income (SS)
   2009................. 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................. 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................. 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69

   Oppenheimer Main Street (SS)
   2009................. 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................. 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS)
   2009................ 1,723   $15.58 - 17.12    $ 28,860      0.63%        1.29 - 2.59%     33.34 -  35.12%
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30

   Oppenheimer MidCap Fund (SS)
   2009................   914    10.34 - 11.28      10,067      0.00         1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54

   Oppenheimer Strategic Bond (SS)
   2009................ 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2009................   < 1    13.10 - 13.10           2      3.25         1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57

   Money Market
   2009................     2    10.56 - 10.56          24      0.11         1.50 - 1.50      -1.39 -   1.39
   2008................     2    10.71 - 10.71          23      2.32         1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63          25      4.34         1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29           9      4.50         1.50 - 1.50       3.05 -   3.05
   2005................     1     9.99 -  9.99           9      1.89         1.50 - 1.50       1.23 -   1.23

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO Total Return
   2009............   < 1   $14.70 - 14.70    $     1       2.60%        1.50 - 1.50%     12.36 -  12.36%
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91

   PIMCO VIT Commodity RealReturn Strategy
   2009............   447     8.58 -  8.96      3,952       5.99         1.29 - 2.44      38.16 -  39.79
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ah).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2009............   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ah).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2009............   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ah).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2009............ 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ah)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (n)
   2009............    --        N/A - N/A         --         --         1.50 - 1.50      13.84 -  13.84
   2008............   < 1    10.40 - 10.40          1       0.00         1.50 - 1.50     -42.51 - -42.51
   2007............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44

--------
(n)Previously known as Premier VIT NACM Small Cap
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts
  (continued):
   OpCap Balanced
   2009 (m).............    --        N/A - N/A    $    --       4.76%        1.50 - 1.50%     -3.57 -  -3.57%
   2008.................     1   $ 7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005.................     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005................. 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55

   VT Capital Appreciation
   2009 (o)(p)..........    --        N/A - N/A         --       1.56         0.80 - 2.15      -7.07 -  -6.92
   2008................. 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007................. 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................. 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005................. 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02

   VT Capital Opportunities
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006.................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005.................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37

   VT Discovery Growth
   2009 (p)(q)..........    --        N/A - N/A         --       0.03         0.80 - 2.15      -2.15 -  -1.99
   2008................. 2,154     3.17 -  3.54      7,383       0.00         0.80 - 2.15     -44.52 - -43.75
   2007................. 2,620     5.71 -  6.29     16,059       0.00         0.80 - 2.15       7.93 -   9.43
   2006................. 2,971     5.29 -  5.75     16,757       0.00         0.80 - 2.15       8.69 -  10.18
   2005................. 3,413     4.87 -  5.22     17,568       0.00         0.80 - 2.15       4.95 -   6.39

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2009..............  3,023  $14.38 - 16.54    $ 45,809      7.06%        0.80 - 2.15%     52.02 -  54.11%
   2008..............  3,545    9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005..............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23

   VT Equity Income
   2009 (r)..........  7,991    7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005..............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66

   VT The George Putnam Fund of Boston
   2009..............  8,496    9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005.............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17

   VT Global Asset Allocation
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005..............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12

   VT Global Equity
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005..............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91

   VT Global Health Care (s)
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 -  12.29

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT Global Utilities (t)
   2009.................  1,865  $11.51 - 17.74    $ 22,486       3.78%       0.80 - 2.69%      4.47 -   6.50%
   2008.................  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007.................  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98
   2006.................  3,637   13.17 - 21.51      50,959       2.86        0.80 - 2.69      23.63 -  26.02
   2005.................  4,306   10.45 - 17.40      48,184       1.93        0.80 - 2.69       5.66 -   7.71
   VT Growth and Income
   2009................. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008................. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007................. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006................. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005................. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50

   VT Growth Opportunities
   2009.................  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008.................  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007.................  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006.................  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005.................  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28

   VT High Yield
   2009.................  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008.................  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007.................  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006.................  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005.................  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27

   VT Income
   2009................. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008................. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007................. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006................. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005................. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54

   VT International Equity
   2009................. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008................. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007................. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006................. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005................. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42

--------
(t)Previously known as VT Utilities Growth and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT International Growth and Income
   2009.................  2,451  $ 9.90 - 11.92    $ 28,222      0.00%        0.80 - 2.15%     23.48 -  25.18%
   2008.................  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007.................  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006.................  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005.................  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19

   VT International New Opportunities
   2009.................  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008.................  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007.................  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006.................  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005.................  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42

   VT Investors
   2009 (o)............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008................. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007................. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006................. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005................. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94

   VT Mid Cap Value
   2009.................    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008.................    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007.................    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006.................  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005.................    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54

   VT Money Market
   2009................. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008................. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007................. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006................. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005.................  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71

   VT New Opportunities
   2009 (q).............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008.................  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007................. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006................. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005................. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2009 (p)(r).......     --       N/A - N/A    $     --      2.82%        0.80 - 2.69%     -5.97 -  -5.75%
   2008..............  8,326  $ 6.11 -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51

   VT OTC & Emerging Growth
   2009 (p)(u).......     --       N/A - N/A          --        --         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00

   VT Research
   2009..............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17

   VT Small Cap Value
   2009..............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29

   VT Vista
   2009 (u)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008..............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00         0.80 - 2.69       9.14 -  11.25

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2009.............. 17,282  $ 7.28 - 13.28    $161,418      0.81%        0.70 - 2.69%     59.49 -  62.75%
   2008.............. 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007.............. 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96

Investments in the
  RidgeWorth
  Variable Trust
  Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009 (m)..........     --     N/A -   N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008..............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007..............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006..............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005..............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78

   RidgeWorth Large Cap Growth Stock
   2009 (m)..........     --       N/A - N/A          --      0.95         1.15 - 2.69       1.32 -   1.82
   2008..............    546    6.92 -  7.62       6,777      0.25         1.15 - 2.34     -42.07 - -41.36
   2007..............    755   11.80 - 13.15      15,510      0.38         1.15 - 2.34      12.57 -  13.95
   2006..............  1,120   10.35 - 11.68      21,018      0.27         1.15 - 2.34       8.24 -   9.56
   2005..............  1,599    9.45 - 10.79      28,572      0.13         1.15 - 2.34      -3.21 -  -2.03

   RidgeWorth Large Cap Value Equity Fund
   2009 (m)..........     --       N/A - N/A          --      1.24         1.15 - 2.69      -5.81 -  -5.34
   2008..............    534    9.71 - 10.24       7,773      2.09         1.15 - 2.19     -34.26 - -33.56
   2007..............    711   14.61 - 15.57      15,457      1.51         1.15 - 2.19       1.28 -   2.36
   2006..............  1,011   14.27 - 15.37      22,014      1.40         1.15 - 2.19      19.79 -  21.07
   2005..............  1,458   11.79 - 12.83      27,023      1.56         1.15 - 2.19       1.48 -   2.57

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (m)..........     --       N/A - N/A          --      0.91         1.15 - 2.69      -1.03 -  -0.54
   2008..............    248    7.39 -  9.46       2,606      0.68         1.15 - 2.09     -41.90 - -41.34
   2007..............    331   12.60 - 16.29       5,835      0.22         1.15 - 2.09       2.97 -   3.97
   2006..............    480   12.12 - 15.82       8,465      0.39         1.15 - 2.09       8.41 -   9.46
   2005..............    639   11.07 - 14.59      10,606      0.44         1.15 - 2.09      11.94 -  13.02

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Small Cap Value Equity Fund
   2009 (m)..............    --        N/A - N/A    $    --       0.78%        1.15 - 2.69%      1.60 -   2.11%
   2008..................   239   $11.93 - 19.87      3,491       1.63         1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 -  14.78
   2005..................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 -  61.15

Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --        N/A - N/A         --         --         1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1       0.04         1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7       0.08         1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5       0.00         1.50 - 1.50       4.19 -   4.19
   2005..................   < 1    12.57 - 12.57          4       0.00         1.50 - 1.50      -0.40 -  -0.40

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009.................. 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008.................. 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007.................. 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05
   2006.................. 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -   3.38
   2005.................. 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 -  14.90

   Van Kampen UIF Core Plus Fixed Income
   2009..................   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008..................    88    10.97 - 12.98        993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007..................   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006..................   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -   2.55
   2005..................   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -   3.03

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2009................  1,949  $17.30 - 26.03    $ 36,845       0.00%       0.70 - 2.20%     66.15 -  68.66%
   2008................  1,971   10.25 - 15.67      22,242       0.00        0.70 - 2.20     -57.57 - -56.93
   2007................  2,502   23.81 - 36.93      66,623       0.44        0.70 - 2.20      37.38 -  39.47
   2006................  3,270   17.07 - 25.15      63,047       0.75        0.70 - 2.20      34.17 -  36.19
   2005................  3,778   12.53 - 20.03      54,052       0.36        0.70 - 2.20      30.95 -  32.92

   Van Kampen UIF Global Value Equity
   2009................      2    9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008................      3    8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007................      3   13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41
   2006................      4   13.17 - 16.03          54       1.59        1.15 - 1.85      18.97 -  19.83
   2005................      4   11.07 - 13.38          47       1.04        1.15 - 1.85       3.88 -   4.62

   Van Kampen UIF High Yield
   2009................     <1   14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008................      1   10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007................      1   13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44
   2006................      1   13.61 - 13.61           9       8.01        1.50 - 1.50       7.00 -   7.00
   2005................      1   12.72 - 12.72           8       0.76        1.50 - 1.50      -0.45 -  -0.45

   Van Kampen UIF International Magnum
   2009................  1,980   10.29 - 12.09      19,324       2.82        0.70 - 2.20      29.65 -  31.61
   2008................  2,242    7.82 -  9.33      16,897       3.22        0.70 - 2.20     -45.83 - -45.01
   2007................  2,797   14.22 - 17.22      38,584       1.49        0.70 - 2.20      12.08 -  13.79
   2006................  3,317   12.50 - 14.05      40,739       0.09        0.70 - 2.20      22.42 -  24.26
   2005................  3,465   10.06 - 11.48      34,680       1.20        0.70 - 2.20       8.66 -  10.30

   Van Kampen UIF Mid Cap Growth
   2009................  1,424   14.68 - 15.97      21,180       0.00        0.70 - 2.30      54.08 -  56.56
   2008................  1,674    9.53 - 10.20      16,010       0.81        0.70 - 2.30     -47.98 - -47.14
   2007................  2,085   18.32 - 19.30      38,132       0.00        0.70 - 2.30      19.86 -  21.81
   2006................  2,642   15.28 - 15.85      40,057       0.00        0.70 - 2.30       6.80 -   8.51
   2005................  2,911   14.31 - 14.60      41,086       0.00        0.70 - 2.30      14.88 -  16.75

   Van Kampen UIF U.S. Mid Cap Value
   2009................  5,038   11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008................  5,830    8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007................  7,726   15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006................  9,904   14.41 - 17.00     141,489       0.28        0.70 - 2.69      17.46 -  19.86
   2005................ 11,514   12.26 - 14.18     138,619       0.31        0.70 - 2.69       9.30 -  11.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate
   2009................ 1,134   $15.32 - 26.22    $23,487       2.84%        0.70 - 2.30%     25.43 -  27.46%
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................ 2,397    24.84 - 40.50     79,513       1.10         0.70 - 2.30      34.92 -  37.09
   2005................ 2,895    18.41 - 29.54     70,733       1.20         0.70 - 2.30      14.37 -  16.24

   Van Kampen UIF Value
   2009................     6    10.56 - 11.17         74       3.22         1.35 - 2.00      28.38 -  29.23
   2008................     9     8.70 - 10.40         86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007................    17    13.85 - 16.40        252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006................    22    14.58 - 17.11        342       1.68         1.15 - 2.00      14.56 -  15.56
   2005................    26    12.72 - 14.81        347       1.32         1.15 - 2.00       3.37 -  27.24

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2009................ 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43
   2008................ 1,264    14.92 - 16.19     18,942       7.44         1.29 - 2.59     -17.18 - -16.08
   2007................ 1,611    15.64 - 18.02     28,786       7.28         1.29 - 2.59       3.62 -   5.01
   2006................ 1,755    14.19 - 14.89     29,699       8.87         1.29 - 2.59       7.94 -   9.38
   2005................ 1,663    13.61 - 16.11     25,554       7.44         1.29 - 2.59       9.24 -  10.69

   Van Kampen UIF Emerging Markets Equity (Class II)
   2009................   593    29.46 - 32.18     18,635       0.00         1.29 - 2.59      65.71 -  67.92
   2008................   654    17.78 - 19.16     12,286       0.00         1.29 - 2.59     -57.87 - -57.30
   2007................   945    42.19 - 44.88     41,679       0.41         1.29 - 2.59      36.80 -  38.64
   2006................ 1,095    30.84 - 32.37     34,945       0.75         1.29 - 2.59      33.63 -  35.40
   2005................   903    23.08 - 23.91     21,348       0.35         1.29 - 2.59      30.31 -  32.05

   Van Kampen UIF Equity and Income (Class II)
   2009................ 3,981    12.19 - 12.99     50,480       2.68         1.29 - 2.59      19.32 -  20.91
   2008................ 4,556    10.88 - 11.73     47,934       2.44         1.29 - 2.59     -24.69 - -23.68
   2007................ 5,858    13.21 - 14.45     81,721       1.87         1.29 - 2.59       0.67 -   2.02
   2006................ 6,061    14.36 - 15.07     83,763       1.17         1.29 - 2.59       9.67 -  11.13
   2005................ 4,725    13.09 - 13.56     58,796       0.67         1.29 - 2.59       4.61 -   6.00

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Capital Growth (Class II)
   2009................   756   $12.30 - 13.00    $ 10,008      0.00%        1.29 - 2.59%     60.87 -  63.02%
   2008................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 -  13.99

   Van Kampen UIF Global Franchise (Class II)
   2009................ 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................ 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 -  10.54

   Van Kampen UIF Int'l Growth Equity (Class II)
   2009................   493     7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008................   502     5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007................   433    11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006 (ah)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2009................ 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................ 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................ 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59      14.27 -  15.79

   Van Kampen UIF Small Company Growth (Class II)
   2009................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................ 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59       9.97 -  11.43

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2009................ 3,109    12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
   2008................ 3,724    11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59       4.94 -   6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59      17.51 -  19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59       9.25 -  10.71

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2009................ 2,830   $17.03 - 17.56    $ 51,314      2.71%        1.29 - 2.69%     25.03 -  26.84%
   2008................ 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69      13.62 -  15.25

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth
   2009................ 3,339     5.81 -  9.59      26,376      0.11         0.70 - 2.30      62.30 -  64.91
   2008................ 3,876     3.52 -  5.91      18,810      0.54         0.70 - 2.30     -50.15 - -49.34
   2007................ 4,617     6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 -  16.14
   2006................ 6,027     5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -   2.14
   2005................ 7,916     5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -   7.18

   LIT Comstock
   2009................ 3,622    10.46 - 11.72      40,418      4.52         0.70 - 2.30      25.85 -  27.88
   2008................ 4,331     8.31 -  9.16      38,125      2.68         0.70 - 2.30     -37.14 - -36.12
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30      13.64 -  15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30       1.98 -   3.64

   LIT Government
   2009................    74    11.83 - 12.20         902      6.07         1.25 - 1.65      -0.68 -  -0.28
   2008................    96    11.91 - 12.24       1,172      4.61         1.25 - 1.65       0.14 -   0.55
   2007................   116    11.90 - 12.17       1,405      4.92         1.25 - 1.65       5.57 -   5.99
   2006................   142    11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -   2.06
   2005................   146    11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -   2.25

   LIT Money Market
   2009 (v)............    --     N/A  - N/A            --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13
   2005................   273    10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -   1.41

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II)
   2009............  3,778  $11.64 - 12.67    $ 36,584      0.00%        1.29 - 2.59%     61.35 -  63.51%
   2008............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30
   2005............  6,958   12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -   6.25

   LIT Comstock (Class II)
   2009............ 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008............ 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007............ 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006............ 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55
   2005............ 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -   2.77

   LIT Growth and Income (Class II)
   2009............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48
   2005............  9,458   15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -   8.31

   LIT Mid Cap Growth (Class II)
   2009............  1,031   12.32 - 14.26      12,941      0.00         0.70 - 2.59      52.33 -  55.28
   2008............  1,132    7.94 -  9.36       9,250      0.00         0.70 - 2.59     -48.22 - -47.21
   2007............  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 -  16.78
   2006............  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -   4.19
   2005............  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 -  10.34

   LIT Money Market (Class II)
   2009 (v)........     --    N/A  - N/A            --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008............  3,348   10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007............  3,118   10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006............  3,035    9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83
   2005............  3,045    9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -   1.11

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
                                                    --------------------------
($ IN MILLIONS)                                       2009      2008     2007
                                                    -------   -------   ------
REVENUES
Premiums (net of reinsurance ceded of $528, $534
   and $625)                                        $   581   $   585   $  502
Contract charges (net of reinsurance ceded of
   $278, $340 and $315)                                 952       911      942
Net investment income                                 2,974     3,720    4,205
Realized capital gains and losses:
   Total other-than-temporary impairment losses      (1,592)   (2,434)    (210)
   Portion of loss recognized in other
      comprehensive income                              316        --       --
                                                    -------   -------   ------
      Net other-than-temporary impairment losses
         recognized in earnings                      (1,276)   (2,434)    (210)
   Sales and other realized capital gains and
      losses                                            856      (618)      13
                                                    -------   -------   ------
      Total realized capital gains and losses          (420)   (3,052)    (197)
                                                    -------   -------   ------
                                                      4,087     2,164    5,452
COSTS AND EXPENSES
Contract benefits (net of reinsurance ceded of
   $601, $1,099 and $646)                             1,402     1,397    1,364
Interest credited to contractholder funds (net of
   reinsurance ceded of $32, $43 and $47)             2,076     2,356    2,628
Amortization of deferred policy acquisition costs       888       643      518
Operating costs and expenses                            321       383      318
Restructuring and related charges                        24         1        2
Interest expense                                         42        16       20
                                                    -------   -------   ------
                                                      4,753     4,796    4,850
Gain (loss) on disposition of operations                  7        (4)     (10)
                                                    -------   -------   ------
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX
   (BENEFIT) EXPENSE                                   (659)   (2,636)     592
                                                    -------   -------   ------
Income tax (benefit) expense                           (112)     (946)     180
                                                    -------   -------   ------
NET (LOSS) INCOME                                      (547)   (1,690)     412
                                                    -------   -------   ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     1,899    (2,253)    (409)
                                                    -------   -------   ------
COMPREHENSIVE INCOME (LOSS)                         $ 1,352   $(3,943)  $    3
                                                    =======   =======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                 -----------------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                   2009      2008
                                                                                 -------   -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $49,842 and $49,136)   $47,658   $42,446
   Mortgage loans                                                                  7,780    10,012
   Equity securities, at fair value (cost $159 and $106)                             183        82
   Limited partnership interests                                                   1,028     1,187
   Short-term, at fair value (amortized cost $1,669 and $3,855)                    1,669     3,858
   Policy loans                                                                      823       813
   Other                                                                           1,076     1,374
                                                                                 -------   -------
      Total investments                                                           60,217    59,772
Cash                                                                                 145        93
Deferred policy acquisition costs                                                  3,664     6,701
Reinsurance recoverables                                                           4,016     3,923
Accrued investment income                                                            540       542
Deferred income taxes                                                                203     1,382
Other assets                                                                         963     1,294
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL ASSETS                                                               $78,820   $81,946
                                                                                 =======   =======
LIABILITIES
Contractholder funds                                                             $50,850   $56,780
Reserve for life-contingent contract benefits                                     12,256    12,256
Unearned premiums                                                                     30        32
Payable to affiliates, net                                                           119       142
Other liabilities and accrued expenses                                             1,432     1,638
Surplus notes due to related parties                                                 675       650
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL LIABILITIES                                                           74,434    79,737
                                                                                 -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5         5
Additional capital paid-in                                                         3,189     2,475
Retained income                                                                    1,969     2,066
Accumulated other comprehensive loss:
   Unrealized net capital gains and losses:
      Unrealized net capital losses on fixed income securities with OTTI            (274)       --
      Other unrealized net capital gains and losses                               (1,146)   (4,362)
      Unrealized adjustment to DAC, DSI and insurance reserves                       643     2,025
                                                                                 -------   -------
         Total unrealized net capital gains and losses                              (777)   (2,337)
                                                                                 -------   -------
         Total accumulated other comprehensive loss                                 (777)   (2,337)
                                                                                 -------   -------
         Total shareholder's equity                                                4,386     2,209
                                                                                 -------   -------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $78,820   $81,946
                                                                                 =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
($ IN MILLIONS)                                                         2009       2008      2007
                                                                      --------   -------   -------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                            $    --    $    --   $    5
Redemption of stock                                                        --         --       (5)
                                                                      --------   -------   -------
Balance, end of year                                                       --         --       --
                                                                      --------   -------   -------
COMMON STOCK                                                                5          5        5
                                                                      --------   -------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              2,475      1,108    1,108
Capital contributions                                                     697      1,349       --
Forgiveness of payable due to parent (see Note 4)                          17         --       --
Gain on reinsurance transaction with affiliate (see Note 4)                --         18       --
                                                                      --------   -------   -------
Balance, end of year                                                    3,189      2,475    1,108
                                                                      --------   -------   -------
RETAINED INCOME
Balance, beginning of year                                              2,066      3,734    4,055
Net (loss) income                                                        (547)    (1,690)     412
Cumulative effect of change in accounting principle                       481         --       (8)
(Loss) gain on transfers of investments to/from parent (see Note 4)       (36)        22       --
Forgiveness of payable due to parent (see Note 4)                           5         --       --
Dividends                                                                  --         --     (725)
                                                                      --------   -------   -------
Balance, end of year                                                    1,969      2,066    3,734
                                                                      --------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                             (2,337)       (84)     325
Cumulative effect of change in accounting principle                      (339)        --       --
Change in unrealized net capital gains and losses                       1,899     (2,253)    (409)
                                                                      --------   -------   -------
Balance, end of year                                                     (777)    (2,337)     (84)
                                                                      --------   -------   -------
TOTAL SHAREHOLDER'S EQUITY                                            $ 4,386    $ 2,209   $4,763
                                                                      ========   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31,
                                                    ------------------------------
($ IN MILLIONS)                                       2009       2008       2007
                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                   $   (547)  $ (1,690)  $    412
Adjustments to reconcile net (loss) income to net
   cash provided by operating activities:
   Amortization and other non-cash items                (277)      (423)      (289)
   Realized capital gains and losses                     420      3,052        197
   (Gain) loss on disposition of operations               (7)         4         10
   Interest credited to contractholder funds           2,076      2,356      2,628
   Changes in:
      Policy benefit and other insurance reserves       (446)      (446)      (290)
      Unearned premiums                                   (2)        (2)        (1)
      Deferred policy acquisition costs                  485         47        (29)
      Reinsurance recoverables                          (236)      (167)      (276)
      Income taxes                                       412       (828)       112
      Other operating assets and liabilities             (29)        --        104
                                                    --------   --------   --------
         Net cash provided by operating activities     1,849      1,903      2,578
                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
   Fixed income securities                            13,621     11,083     11,222
   Equity securities                                      35        131         73
   Limited partnership interests                          78        100        181
   Mortgage loans                                        335        248         --
   Other investments                                     485        135        156
Investment collections:
   Fixed income securities                             3,652      2,530      2,981
   Mortgage loans                                      1,695        800      1,506
   Other investments                                     105         95        383
Investment purchases:
   Fixed income securities                           (16,720)    (6,498)   (12,096)
   Equity securities                                    (102)      (133)      (101)
   Limited partnership interests                        (209)      (410)      (673)
   Mortgage loans                                        (18)    (1,115)    (2,637)
   Other investments                                     (26)      (120)      (693)
Change in short-term investments, net                  2,275     (4,529)        31
Change in policy loans and other investments, net       (193)      (359)        30
Disposition of operations                                 --         (3)        (5)
                                                    --------   --------   --------
         Net cash provided by investing activities     5,013      1,955        358
                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties              --        800         --
Capital contributions                                    250        607         --
Note payable to parent                                    --         --       (500)
Redemption of redeemable preferred stock                  --         --        (11)
Contractholder fund deposits                           3,340      9,253      7,948
Contractholder fund withdrawals                      (10,400)   (14,610)    (9,736)
Dividends paid                                            --         --       (725)
                                                    --------   --------   --------
         Net cash used in financing activities        (6,810)    (3,950)    (3,024)
                                                    --------   --------   --------
NET INCREASE (DECREASE) IN CASH                           52        (92)       (88)
CASH AT BEGINNING OF YEAR                                 93        185        273
                                                    --------   --------   --------
CASH AT END OF YEAR                                 $    145   $     93   $    185
                                                    ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products, and voluntary accident and health insurance. The principal individual products are fixed annuities; interest-sensitive, traditional and variable life insurance; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

($ IN MILLIONS)                                   2009     2008     2007
                                                 ------   ------   ------
PREMIUMS
   Traditional life insurance /(1)/              $  387   $  368   $  260
   Immediate annuities with life contingencies      102      132      204
   Accident and health                               92       85       38
                                                 ------   ------   ------
     TOTAL PREMIUMS                                 581      585      502
CONTRACT CHARGES
   Interest-sensitive life insurance /(1)/          907      855      862
   Fixed annuities                                   44       55       79
   Variable annuities                                 1        1        1
                                                 ------   ------   ------
      TOTAL CONTRACT CHARGES                        952      911      942
                                                 ------   ------   ------
         TOTAL PREMIUMS AND CONTRACT CHARGES     $1,533   $1,496   $1,444
                                                 ======   ======   ======

----------
/(1)/ Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007, these ceded reinsurance premiums were $90 million.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and, through March 31, 2010, financial service firms, such as banks and broker-dealers. Effective March 31, 2010, the Company will no longer wholesale or provide distribution support to banks and broker-dealers. Although the Company will continue to service inforce contracts sold through these channels, the Company will no longer solicit new sales through the Company's direct relationships with banks or broker-dealers. Certain of the Company's master brokerage agencies and independent agents may continue to wholesale the Company's products to banks and broker-dealers through their relationships.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is generally on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued. The Company recognizes other-than-temporary impairment losses on equity securities when the decline in fair value is deemed other than temporary including when the Company does not have a positive intent and ability to hold an impaired security until recovery.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in annuity product contracts and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

     Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge derivative financial instruments Based upon the type of derivative instrument and strategy, the income statement effects, including fair value gains and losses and accrued periodic settlements, of derivatives for which hedge accounting is not applied are reported in a single line item with the results of the associated risk.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending transactions and securities sold under agreements to repurchase ("repurchase agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products exposed to investment credit losses in excess of the Company's expectations that may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the higher credit losses.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $16 million and $19 million at December 31, 2009 and 2008, respectively. Amortization expense of the present value of future profits was $3 million, $5 million and $5 million in 2009, 2008 and 2007, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2009 and 2008. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2009 or 2008.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, DAC and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

Recognition and Presentation of Other-Than-Temporary Impairments

     In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings.

     The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information, and requires that the annual disclosures be made for interim periods. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the interim period of adoption.

     The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption resulted in the reclassification of $733 million of previously recorded OTTI write-downs from retained income to unrealized capital losses. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was an increase in retained income of $481 million and a decrease in unrealized net capital gains and losses of $339 million, with a net benefit to equity of $142 million. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance. The adoption did not have an impact on the Company's Consolidated Statement of Operations and Comprehensive Income. The effect of the adoption on net income for interim periods after adoption is not determinable. The accounting standard incorporates management's intent as a critical component to the determination of the amount recorded and this assessment process was changed as of April 1, 2009 to an intent to sell model from an intent to hold model.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

     In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

     The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the quarterly reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

Interim Disclosures about Fair Value of Financial Instruments

     In April 2009, the FASB issued new accounting guidance to require disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. The disclosures are not required for earlier periods presented for comparative purposes. The Company adopted the provisions of the new guidance as of June 30, 2009. The new guidance affects disclosures only and therefore the adoption had no impact on the Company's results of operations or financial position.

Noncontrolling Interests in Consolidated Financial Statements

     In December 2007, the FASB issued new accounting guidance which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such, net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statements of operations, if material. All changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained should be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, a parent is required to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. The new guidance requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption did not have an effect on the Company's results of operations or financial position.

Disclosures about Derivative Instruments and Hedging Activities

     In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

     In September 2009, the FASB issued new accounting guidance relating to investments that are required or permitted to be measured or disclosed at fair value when the investment does not have a readily determinable fair value and is accounted for using measurement principles pertaining to investment companies. As a practical expedient, the guidance allows a reporting entity to measure the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent). The amendments include additional disclosure requirements. The adoption as of December 31, 2009 had no effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. Additional amendments include a requirement to perform ongoing reassessments to determine whether an entity is the primary beneficiary of a VIE and elimination of the quantitative approach for determining the primary beneficiary of a VIE. In February 2010, the FASB issued an amendment to the new accounting guidance which defers the effective date indefinitely for interests in entities that have attributes of investment companies or for which it is industry practice to utilize measurement principles consistent with those followed by investment companies. The amendment does not apply when certain conditions exist and does not apply to certain entities including securitization and asset-backed financing entities. The guidance is effective for fiscal years beginning after November 15, 2009. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

Disclosures about Fair Value Measurements

     In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

Embedded Credit Derivatives Scope Exception

     In March 2010, the FASB issued accounting guidance amendments which clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under the derivatives accounting guidance. The amendments are effective for fiscal quarters beginning after June 15, 2010. Early adoption is permitted at the beginning of the first fiscal quarter after the accounting guidance amendments are issued. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

3.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, and other investments, as well as mergers completed with equity securities and limited partnerships, totaled $372 million, $17 million and $72 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and for funds received from the Company's security repurchase business activities were $449 million, $320 million and $1.75 billion at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $168 million, $20 million and $72 million at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses or other investments.

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN MILLIONS)                                                          2009     2008      2007
                                                                        -----   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $  --   $   348   $    34
Net change in short-term investments                                     (277)    1,129       443
                                                                        -----   -------   -------
   Operating cash flow (used) provided                                  $(277)  $ 1,477   $   477
                                                                        =====   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(340)  $(1,817)  $(2,294)
Liabilities for collateral and security repurchase, end of year          (617)     (340)   (1,817)
                                                                        -----   -------   -------
   Operating cash flow provided (used)                                  $ 277   $(1,477)  $  (477)
                                                                        =====   =======   =======

     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $435 million, $467 million and $477 million in 2009, 2008 and 2007, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $49 million, $73 million and $74 million of structured settlement annuities, a type of immediate annuity, in 2009, 2008 and 2007, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $6 million, $12 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium income for 2009, 2008 and 2007, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.80 billion and $4.85 billion at December 31, 2009 and 2008, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $10 million, $19 million and $27 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

     Surplus notes due to related parties outstanding at December 31 consisted of the following:

($ IN MILLIONS)                                 2009   2008
                                                ----   ----
5.06% Surplus Note, due 2035                    $100   $100
6.18% Surplus Note, due 2036                     100    100
5.93% Surplus Note, due 2038                      50     50
7.00% Surplus Note, due 2028                     400    400
6.74% Surplus Note, due 2029                      25     --
                                                ----   ----
   Surplus notes due to related parties /(1)/   $675   $650
                                                ====   ====

----------
/(1)/ No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2009 and 2008 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

     On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued on December 30, 2009 a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

     The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2009, 2008 and 2007, the Company incurred $14 million, $13 million and $11 million, respectively, of interest expense related to these surplus notes. Additionally, in 2009, 2008 and 2007, the Company recorded net investment income on the notes due from Kennett of $14 million, $12 million and $11 million, respectively.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. In 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million and $3 million, respectively.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note totaled $5 million in 2007.

REDEEMABLE PREFERRED STOCK

     Prior to its redemption in 2007, the Company had outstanding redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbrook Holdings, LLC, a wholly owned subsidiary of AIC. During 2007, all outstanding redeemable preferred stock, totaling $11 million, was redeemed.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

INVESTMENT SALES AND PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. Since the transfer of the investments was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of sale with the difference to fair value recorded as a decrease to retained income of $20 million after-tax ($30 million pre-tax).

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2009, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT BENEFIT PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                 GROSS UNREALIZED
                                     AMORTIZED   ----------------     FAIR
($ IN MILLIONS)                        COST       GAINS    LOSSES    VALUE
                                     ---------   ------   -------   -------
AT DECEMBER 31, 2009
U.S. government and agencies          $ 3,426    $  168   $   (13)  $ 3,581
Municipal                               5,578        50      (519)    5,109
Corporate                              27,314     1,015      (790)   27,539
Foreign government                      1,906       258       (11)    2,153
RMBS                                    5,596        76    (1,006)    4,666
CMBS                                    3,390        30      (952)    2,468
ABS                                     2,616        48      (537)    2,127
Redeemable preferred stock                 16        --        (1)       15
                                      -------    ------   -------   -------
     Total fixed income securities    $49,842    $1,645   $(3,829)  $47,658
                                      =======    ======   =======   =======
AT DECEMBER 31, 2008
U.S. government and agencies          $ 2,792    $  895    $   --   $ 3,687
Municipal                               3,976        28      (696)    3,308
Corporate                              27,416       408    (3,555)   24,269
Foreign government                      1,652       513       (65)    2,100
RMBS                                    4,933        62    (1,022)    3,973
CMBS                                    5,712        10    (1,992)    3,730
ABS                                     2,639         5    (1,275)    1,369
Redeemable preferred stock                 16        --        (6)       10
                                      -------    ------   -------   -------
     Total fixed income securities    $49,136    $1,921   $(8,611)  $42,446
                                      =======    ======   =======   =======

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                         AMORTIZED     FAIR
($ IN MILLIONS)                             COST      VALUE
                                         ---------   -------
Due in one year or less                   $ 1,387    $ 1,397
Due after one year through five years      13,773     14,105
Due after five years through ten years     10,606     10,939
Due after ten years                        15,864     14,424
                                          -------    -------
                                           41,630     40,865
RMBS and ABS                                8,212      6,793
                                          -------    -------
   Total                                  $49,842    $47,658
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN MILLIONS)                         2009     2008     2007
                                       ------   ------   ------
Fixed income securities                $2,595   $3,112   $3,589
Mortgage loans                            488      580      552
Equity securities                           5        7        4
Limited partnership interests               8       29       87
Short-term investments                     13       98       72
Other                                     (39)      23      171
                                       ------   ------   ------
   Investment income, before expense    3,070    3,849    4,475
   Investment expense                     (96)    (129)    (270)
                                       ------   ------   ------
      Net investment income            $2,974   $3,720   $4,205
                                       ======   ======   ======

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN MILLIONS)                         2009      2008     2007
                                       ------   -------   -----
Fixed income securities                $(255)   $(2,004)  $(172)
Mortgage loans                          (143)       (90)     (1)
Equity securities                        (21)       (29)      6
Limited partnership interests           (283)       (76)     34
Derivatives                              357       (815)    (57)
Other                                    (75)       (38)     (7)
                                       ------   -------   -----
   Realized capital gains and losses   $(420)   $(3,052)  $(197)
                                       ======   =======   =====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN MILLIONS)                            2009      2008     2007
                                         -------   -------   -----
Impairment write-downs /(1)/             $(1,009)  $(1,227)  $(118)
Change in intent write-downs /(2)/          (267)   (1,207)    (92)
                                         -------   -------   -----
Net OTTI losses recognized in earnings    (1,276)   (2,434)   (210)
Sales                                        637       184      70
Valuation of derivative instruments          315      (985)    (63)
Settlement of derivative instruments          41       197       6
EMA LP income /(3)/                         (137)      (14)     --
                                         -------   -------   -----
   Realized capital gains and losses     $  (420)  $(3,052)  $(197)
                                         =======   =======   =====

----------
/(1)/ Beginning April 1, 2009 for fixed income securities, impairment write-downs reflect the credit loss component of issue specific other-than-temporary declines in fair value where the amortized cost basis is not expected to be entirely recovered. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where the Company could not reasonably assert that the recovery period would be temporary.
/(2)/ Beginning April 1, 2009 for fixed income securities, change in intent write-downs reflect instances where the Company has made a decision to sell the security or it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, change in intent write-downs reflect instances where the Company could not assert a positive intent to hold until recovery.
/(3)/ Beginning in the fourth quarter of 2008, income from EMA LP is reported in realized capital gains and losses. EMA LP income for periods prior to the fourth quarter of 2008 is reported in net investment income.

     Gross gains of $931 million, $516 million and $140 million and gross losses of $267 million, $317 million and $191 million were realized on sales of fixed income securities during 2009, 2008 and 2007, respectively.

     Other-than-temporary impairment losses by asset type for the year ended December 31, 2009 are as follows:

                                                   INCLUDED
($ IN MILLIONS)                           TOTAL     IN OCI      NET
                                         -------   --------   -------
Fixed income securities:
   Municipal                             $   (25)    $  --    $   (25)
   Corporate                                (188)      (11)      (199)
   Foreign government                        (17)       --        (17)
   RMBS                                     (434)      251       (183)
   CMBS                                     (411)      102       (309)
   ABS                                      (201)      (26)      (227)
                                         -------   --------   -------
      Total fixed income securities       (1,276)      316       (960)
Mortgage loans                              (102)       --       (102)
Equity securities                            (29)       --        (29)
Limited partnership interests               (148)       --       (148)
Other                                        (37)       --        (37)
                                         -------   --------   -------
OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES   $(1,592)    $ 316    $(1,276)
                                         =======   ========   =======

     The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities at December 31, 2009, which were not included in earnings, are presented in the following table. The amount excludes $136 million of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ IN MILLIONS)

Corporate         $ (18)
RMBS               (323)
CMBS               (127)
ABS                 (90)
                  -----
   Total          $(558)
                  =====

     A rollforward of the amount recognized in earnings related to credit losses for fixed income securities is presented in the following table.

($ IN MILLIONS)
Beginning balance of cumulative credit loss for securities held at April 1, 2009        $(1,059)
Additional credit loss for securities previously other-than-temporarily impaired           (111)
Additional credit loss for securities not previously other-than-temporarily impaired       (411)
Reduction in credit loss for securities disposed or collected                               773
Reduction in credit loss for securities other-than-temporarily impaired to fair value        --
Change in credit loss due to accretion of increase in cash flows and time value
   of cash flows for securities previously other-than-temporarily impaired                   --
                                                                                        -------
Ending balance at December 31, 2009                                                     $  (808)
                                                                                        =======


     The Company uses its best estimate of future cash flows expected to be collected from the fixed income security discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition of the issue or issuer(s), expected defaults, expected recoveries, the value of underlying collateral and current subordination levels, vintage, geographic concentration, available reserves or escrows, third party guarantees and other credit enhancements. Additionally, other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The unrealized loss deemed to be related to factors other than credit remains classified in OCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to determine a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   GROSS UNREALIZED
($ IN MILLIONS)                                           FAIR     ----------------   UNREALIZED NET
AT DECEMBER 31, 2009                                      VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                         -------   ------   -------   --------------
Fixed income securities /(1)/                            $47,658   $1,645   $(3,829)     $(2,184)
Equity securities                                            183       31        (7)          24
Short-term investments                                     1,669       --        --           --
Derivative instruments /(2)/                                 (20)       2       (20)         (18)
                                                                                         -------
   Unrealized net capital gains and losses, pre-tax                                       (2,178)
Amounts recognized for:
   Insurance reserves /(3)/                                                                   --
   DAC and DSI /(4)/                                                                         990
                                                                                         -------
      Amounts recognized                                                                     990
                                                                                         -------
   Deferred income taxes                                                                     411
                                                                                         -------
   Unrealized net capital gains and losses, after-tax                                    $  (777)
                                                                                         =======

----------
/(1)/ Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1,762) million related to other unrealized net capital gains and losses.
/(2)/ Included in the fair value of derivative securities are $(2) million classified as assets and $18 million classified as liabilities.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                  GROSS UNREALIZED
                                                          FAIR    ----------------   UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                        -------   ------   -------   --------------
Fixed income securities                                 $42,446   $1,921   $(8,611)     $(6,690)
Equity securities                                            82        1       (25)         (24)
Short-term investments                                    3,858        4        (1)           3
Derivative instruments /(1)/                                 16       23        (9)          14
                                                                                        -------
   Unrealized net capital gains and losses, pre-tax                                      (6,697)
Amounts recognized for:
   Insurance reserves                                                                      (378)
   DAC and DSI                                                                            3,493
                                                                                        -------
      Amounts recognized                                                                  3,115
Deferred income taxes                                                                     1,245
                                                                                        -------
Unrealized net capital gains and losses, after-tax                                      $(2,337)
                                                                                        =======

----------
/(1)/ Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                          2009      2008      2007
                                                       -------   -------   -------
Fixed income securities                                $ 4,506   $(7,139)  $(1,139)
Equity securities                                           48       (24)      (11)
Short-term investments                                      (3)        3        --
Derivative instruments                                     (32)       46       (16)
                                                       -------   -------   -------
      Total                                              4,519    (7,114)   (1,166)
Amounts recognized for:
   Insurance reserves                                      378       681        70
   DAC and DSI                                          (2,503)    2,980       467
                                                       -------   -------   -------
      (Decrease) increase in amounts recognized         (2,125)    3,661       537
Deferred income taxes                                     (834)    1,200       220
                                                       -------   -------   -------
Increase (decrease) in unrealized net capital gains
   and losses                                          $ 1,560   $(2,253)  $  (409)
                                                       =======   =======   =======

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

     For equity securities, the Company considers various factors, including whether the Company has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

     The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost for fixed income securities and cost for equity securities is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                                  -----------------------------   -----------------------------
                                                  NUMBER                          NUMBER                             TOTAL
                                                    OF       FAIR    UNREALIZED     OF       FAIR    UNREALIZED   UNREALIZED
                                                  ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES       LOSSES
                                                  ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2009
Fixed income securities
   U.S. government and agencies                       27   $ 1,952    $   (13)        --   $    --    $    --      $   (13)
   Municipal                                         144     1,634        (62)       280     1,912       (457)        (519)
   Corporate                                         300     3,979       (131)       398     5,155       (659)        (790)
   Foreign government                                 10       360        (11)         1         1         --          (11)
   RMBS                                              162       604        (14)       310     1,727       (992)      (1,006)
   CMBS                                               19       186         (3)       257     1,796       (949)        (952)
   ABS                                                21       203        (19)       163     1,363       (518)        (537)
   Redeemable preferred stock                          1        --         --          1        13         (1)          (1)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities /(1)/           684     8,918       (253)     1,410    11,967     (3,576)      (3,829)
Equity securities                                      7        11         (2)         1        13         (5)          (7)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities      691   $ 8,929    $  (255)     1,411   $11,980    $(3,581)     $(3,836)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities             650   $ 8,667    $  (191)     1,119   $10,260    $(2,467)     $(2,658)
Below investment grade fixed income securities        34       251        (62)       291     1,707     (1,109)      (1,171)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities                 684   $ 8,918    $  (253)     1,410   $11,967    $(3,576)     $(3,829)
                                                   =====   =======    =======      =====   =======    =======      =======
AT DECEMBER 31, 2008
Fixed income securities
   Municipal                                         400   $ 2,460    $  (653)        26   $   199    $   (43)     $  (696)
   Corporate                                       1,282    12,781     (1,779)       446     4,344     (1,776)      (3,555)
   Foreign government                                 43       304        (53)         2        13        (12)         (65)
   RMBS                                              209     1,154       (293)       226       973       (729)      (1,022)
   CMBS                                              289     2,646       (786)       176       901     (1,206)      (1,992)
   ABS                                                61       348       (100)       166       926     (1,175)      (1,275)
   Redeemable preferred stock                          3         9         (6)        --        --         --           (6)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287    19,702     (3,670)     1,042     7,356     (4,941)      (8,611)
Equity securities                                     39        55        (25)        --        --         --          (25)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities    2,326   $19,757    $(3,695)     1,042   $ 7,356    $(4,941)     $(8,636)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities           2,104   $18,791    $(3,343)       906   $ 6,757    $(4,481)     $(7,824)
Below investment grade fixed income securities       183       911       (327)       136       599       (460)        (787)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287   $19,702    $(3,670)     1,042   $ 7,356    $(4,941)     $(8,611)
                                                   =====   =======    =======      =====   =======    =======      =======

----------
/(1)/ Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $16 million for the less than 12 month category and $468 million for the 12 months or greater category.

     As of December 31, 2009, $981 million of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $981 million, $892 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of

Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2009, the remaining $2.86 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Investment grade securities comprising $1.77 billion of these unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy. Of the $2.86 billion, $1.08 billion are related to below investment grade fixed income securities and $5 million are related to equity securities. Of these amounts, $977 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2009. Unrealized losses on below investment grade securities are principally related to RMBS, ABS and CMBS and were the result of wider credit spreads than at initial purchase which was largely due to the impact of macroeconomic conditions and credit market deterioration on real estate valuations. Securities in an unrealized loss position were evaluated based on discounted cash flows and credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. RMBS and ABS in an unrealized loss position were evaluated with credit enhancements from bond insurers where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying security, as well as with credit enhancements from bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.

     As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2009, the Company had the intent and ability to hold the equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2009 and 2008, the carrying value of equity method limited partnership interests totaled $495 million and $627 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment. In 2009, 2008 and 2007, the Company had write-downs of $5 million, $13 million and $9 million, respectively, related to equity method limited partnership interests.

     As of December 31, 2009 and 2008, the carrying value for cost method limited partnership interests was $533 million and $560 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is estimated to be equivalent to the reported net asset value of the underlying funds. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; significantly reduced valuations of the investments held by limited partnerships; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations, for further consideration. In 2009, 2008 and 2007, the Company had write-downs of $143 million, $53 million and $0.3 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will not collect the contractual principal and interest. The net carrying value of impaired loans at December 31, 2009 and 2008 was $377 million and $159 million, respectively. Total valuation allowances of $94 million and $3 million were held on impaired loans at December 31, 2009 and 2008, respectively. The Company recognized $96 million and $3 million of realized capital losses related to increases in the valuation allowances on impaired loans for the years ended December 31, 2009 and 2008, respectively. There were no valuation allowances prior to December 31, 2008. Realized capital losses recognized on mortgage loans held for sale totaled $6 million, $73 million and $28 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. The Company recognized interest income on impaired loans of $7 million, $6 million and $0.2 million during 2009, 2008 and 2007, respectively. The average balance of impaired loans was $313 million, $43 million and $3 million during 2009, 2008 and 2007, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2009   2008
                                                      ----   ----
California                                            16.8%  18.3%
Texas                                                 10.2    8.9
New York                                               7.5    8.9
New Jersey                                             6.4    7.2
Delaware                                               6.1    9.3
Illinois                                               5.6    2.9
Oregon                                                 4.3    5.3
Virginia                                               3.6    6.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009   2008
                                                      ----   ----
California                                            22.9%  21.0%
Illinois                                               9.3    9.0
New York                                               6.4    5.8
Pennsylvania                                           6.0    6.2
New Jersey                                             6.0    6.1
Texas                                                  5.0    7.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009    2008
                                                     -----   -----
Office buildings                                      35.2%   32.5%
Retail                                                24.4    24.5
Warehouse                                             22.9    22.6
Apartment complex                                     12.1    15.5
Other                                                  5.4     4.9
                                                     -----   -----
   Total                                             100.0%  100.0%
                                                     =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2009 for loans that were not in foreclosure are as follows:

($ IN MILLIONS)    NUMBER    CARRYING
                  OF LOANS     VALUE    PERCENT
                  --------   --------   -------

2010                  74      $  923     12.0%
2011                  82       1,126     14.6
2012                  94       1,076     13.9
2013                  71         660      8.5
Thereafter           380       3,946     51.0
                     ---      ------    -----
   Total             701      $7,731    100.0%
                     ===      ======    =====

     In 2009, $741 million of commercial mortgage loans were contractually due. Of these, 67% were paid as due, 22% were extended generally for less than one year, 9% have been refinanced and 2% were foreclosed or in the process of foreclosure. As of December 31, 2009, the Company has five loans totaling $49 million that are in foreclosure. Additionally, the Company has $72 million of delinquent loans that are not in the process of foreclosure.

CONCENTRATION OF CREDIT RISK

     At December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2009 and 2008, fixed income securities with a carrying value of $434 million and $307 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million, $34 million and $11 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.84 billion and $1.73 billion at December 31, 2009 and 2008, respectively.

     At December 31, 2009, fixed income securities and short-term investments with a carrying value of $61 million were on deposit with regulatory authorities as required by law.

     At December 31, 2009, the carrying value of fixed income securities that were non-income producing was $3 million. No other investments were non-income producing at December 31, 2009.

6.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

     a)  Quoted prices for similar assets or liabilities in active markets;

     b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities. As of December 31, 2009, 75.1% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

     . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

     .    Fixed income securities:

          U.S. government and agencies: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          Municipal: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

          Corporate, including privately placed: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

          Foreign government; RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS -credit card, auto and student loans; Redeemable preferred stock: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Equity securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Short-term: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

Level 3 measurements

     .    Fixed income securities:

          Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and are categorized as Level 3 as a result of the significance of non-market observable inputs, which may include projections of future cash flows.

          Corporate, including privately placed: Valued based on non-binding broker quotes or based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable. Equity-indexed notes, which are senior unsecured debt obligations of corporate issuers, are categorized as Level 3 as a result of the significance of non-market observable inputs.

          RMBS - Subprime residential mortgage-backed securities ("Subprime") and Alt-A: Subprime and certain Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain Subprime and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A are categorized as Level 3.

          CMBS: Valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

          ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

          ABS - student loans and other: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

     . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Non-market observable inputs such as volatility assumptions may be significant to the valuation of the instruments.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER      SIGNIFICANT    COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2009
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS:
   Fixed income securities:
      U.S. government and agencies            $ 1,596         $ 1,985        $   --                        $ 3,581
      Municipal                                    --           4,363           746                          5,109
      Corporate                                    --          25,519         2,020                         27,539
      Foreign government                           --           2,133            20                          2,153
      RMBS                                         --           3,614         1,052                          4,666
      CMBS                                         --           1,146         1,322                          2,468
      ABS                                          --             417         1,710                          2,127
      Redeemable preferred stock                   --              14             1                             15
                                              -------         -------        ------                        -------
         Total fixed income securities          1,596          39,191         6,871                         47,658

   Equity securities                              129              27            27                            183
   Short-term investments                         133           1,536            --                          1,669
   Other investments:
      Free-standing derivatives                    --             808            32         $ (411)            429
   Separate account assets                      9,072              --            --                          9,072
   Other assets                                    --              --             2                              2
                                              -------         -------        ------         ------         -------
      TOTAL RECURRING BASIS ASSETS             10,930          41,562         6,932           (411)         59,013
   Non-recurring basis /(1)/                       --              --           219                            219
                                              -------         -------        ------         ------         -------
TOTAL ASSETS AT FAIR VALUE                    $10,930         $41,562        $7,151         $ (411)        $59,232
                                              =======         =======        ======         ======         =======
% of total assets at fair value                  18.4%           70.2%         12.1%          (0.7)%         100.0%
LIABILITIES:
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $    --         $  (217)       $ (110)                       $  (327)
   Other liabilities:
      Free-standing derivatives                    (1)           (556)          (85)        $  243            (399)
                                              -------         -------        ------         ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $    (1)        $  (773)       $ (195)        $  243         $  (726)
                                              =======         =======        ======         ======         =======
% of total liabilities at fair value              0.1%          106.5%         26.9%         (33.5)%         100.0%

----------
/(1)/ Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER       SIGNIFICANT   COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2008
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS
   Fixed income securities:
      U.S. government and agencies            $  276          $ 3,411        $    --                       $ 3,687
      Municipal                                   --            2,605            703                         3,308
      Corporate                                   --           14,402          9,867                        24,269
      Foreign government                          --            2,100             --                         2,100
      RMBS                                        --            2,162          1,811                         3,973
      CMBS                                        --            3,320            410                         3,730
      ABS                                         --               28          1,341                         1,369
      Redeemable preferred stock                  --                9              1                            10
                                              ------          -------        -------                       -------
         Total fixed income securities           276           28,037         14,133                        42,446
   Equity securities                               1               54             27                            82
   Short-term investments                        342            3,516             --                         3,858
   Other investments:
      Free-standing derivatives                   --              605             13        $ (480)            138
   Separate account assets                     8,239               --             --                         8,239
   Other assets                                   (1)              --              1                            --
                                              ------          -------        -------        ------         -------
      TOTAL RECURRING BASIS ASSETS             8,857           32,212         14,174          (480)         54,763
   Non-recurring basis /(1)/                      --               --            244                           244
                                              ------          -------        -------        ------         -------
TOTAL ASSETS AT FAIR VALUE                    $8,857          $32,212        $14,418        $ (480)        $55,007
                                              ======          =======        =======        ======         =======
% of total assets at fair value                 16.1%            58.6%          26.2%         (0.9)%         100.0%
LIABILITIES
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $   --          $   (37)       $  (265)                      $  (302)
   Other liabilities:
      Free-standing derivatives                   --           (1,118)          (106)       $  460            (764)
                                              ------          -------        -------        ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $   --          $(1,155)       $  (371)       $  460         $(1,066)
                                              ======          =======        =======        ======         =======
% of total liabilities at fair value              --%           108.4%          34.8%        (43.2)%         100.0%

----------
/(1)/ Includes $164 million of mortgage loans, $70 million of limited partnership interests and $10 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

     When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                DECEMBER 31,       NET     OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2009           2009/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   703         $  (3)      $   31        $   (39)     $    54      $  746            $  (1)
      Corporate                     9,867            18        1,158         (1,591)      (7,432)      2,020               54
      Foreign government               --            --           --             30          (10)         20               --
      RMBS                          1,811          (125)         247           (304)        (577)      1,052              (96)
      CMBS                            410          (398)         801            (75)         584       1,322             (318)
      ABS                           1,341          (194)         852           (120)        (169)      1,710             (123)
      Redeemable preferred
         stock                          1            --           --             --           --           1               --
                                  -------         -----       ------        -------      -------      ------            -----
         Total fixed income
            securities             14,133          (702)       3,089         (2,099)      (7,550)      6,871             (484)
   Equity securities                   27            (2)           3             (1)          --          27               (3)
   Other investments:
      Free-standing
         derivatives, net             (93)           76           --            (36)          --         (53)/(2)/         98
   Other assets                         1             1           --             --           --           2                1
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 ASSETS              $14,068         $(627)      $3,092        $(2,136)     $(7,550)     $6,847            $(388)
                                  =======         =====       ======        =======      =======      ======            =====
LIABILITIES
   Contractholder funds:
      Derivatives embedded in
         annuity contracts        $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 LIABILITIES         $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  =======         =====       ======        =======      =======      ======            =====

----------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.
/(2)/ Comprises $32 million of assets and $(85) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds, and $(148) million in contract benefits.

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                 JANUARY 1,       NET      OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2008           2008/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   231       $    --       $   (72)      $   (12)      $  556     $   703           $    --
      Corporate                    11,845          (320)       (1,147)       (1,019)         508       9,867              (367)
      Foreign government               --            --            --            (5)           5          --                --
      RMBS                          3,034          (507)         (511)         (491)         286       1,811              (464)
      CMBS                            790          (453)         (312)         (391)         776         410              (192)
      ABS                           2,930          (338)         (987)         (404)         140       1,341              (317)
      Redeemable preferred
         stock                         --             1            --            --           --           1                --
                                  -------       -------       -------       -------       ------     -------           -------
   Total fixed income
      securities                   18,830        (1,617)       (3,029)       (2,322)       2,271      14,133            (1,340)
   Equity securities                   61            (3)          (12)           20          (39)         27                (3)
   Other investments:
      Free-standing
         derivatives, net              (6)         (125)           --            38           --         (93)/(2)/         (37)
   Other assets                         2            (1)           --            --           --           1                (1)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 ASSETS           $18,887       $(1,746)      $(3,041)      $(2,264)      $2,232     $14,068           $(1,381)
                                  =======       =======       =======       =======       ======     =======           =======
LIABILITIES
   Contractholder funds:
      Derivatives embedded
         in annuity contracts     $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 LIABILITIES      $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  =======       =======       =======       =======       ======     =======           =======

----------
/(1)/ The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.
/(2)/ Comprises $13 million of assets and $(106) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

     Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS
                                       DECEMBER 31, 2009   DECEMBER 31, 2008
                                       -----------------   -----------------
                                       CARRYING    FAIR    CARRYING    FAIR
($ IN MILLIONS)                          VALUE     VALUE     VALUE     VALUE
                                       --------   ------   --------   ------
Mortgage loans                          $7,780    $6,220    $10,012   $8,700
Limited partnership interests - cost
   basis                                   533       521        560      541
Bank loans                                 359       329        981      675
Notes due from related party               275       233        250      185

     The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES
                                        DECEMBER 31, 2009    DECEMBER 31, 2008
                                       ------------------   ------------------
                                       CARRYING     FAIR    CARRYING     FAIR
($ IN MILLIONS)                          VALUE     VALUE      VALUE     VALUE
                                       --------   ------    --------   -------
Contractholder funds on investment
   contracts                            $39,824   $38,196    $45,989   $42,484
Surplus notes due to related parties        675       611        650       566
Liability for collateral                    617       617        340       340

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.   DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL
     INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting.

     The Company uses derivatives to partially mitigate potential adverse impacts from increases in credit spreads. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors and futures are acquired to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in selling protection credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2009, the Company pledged $9 million of securities and cash in the form of margin deposits.

     The net impact to pre-tax income for derivatives includes valuation and settlements of derivatives. For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are reported in net income. For embedded derivatives in convertible fixed income securities and equity-indexed notes, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

     The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position at December 31, 2009.

                                                                      ASSET DERIVATIVES
                                         ---------------------------------------------------------------------------
                                                                        Volume/(1)/
                                                                   --------------------
                                                                                Number     Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                   Notional       of      value,   Gross     Gross
CONTRACTS)                                Balance sheet location    amount    contracts     net    asset   liability
                                         -----------------------   --------   ---------   ------   -----   ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate swap agreements            Other investments       $   45           --    $ (3)    $ --      $ (3)
   Foreign currency swap agreements         Other investments           23           --      (2)      --        (2)
                                                                    ------     --------    ----     ----      ----
      Total                                                         $   68           --    $ (5)    $ --      $ (5)
                                                                    ------     --------    ----     ----      ----
DERIVATIVES NOT DESIGNATED AS
   ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other investments       $1,106           --    $ 57     $ 61      $ (4)
      Interest rate cap and floor
         agreements                         Other investments           52           --       2        2        --
      Financial futures contracts
         and options                          Other assets              --          404      --       --        --
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants/(2)/                      Other investments           62       19,850     385      385        --
      Options, financial futures and
         warrants                             Other assets              --          102      --       --        --
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other investments           53           --       1        1        --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Conversion options in fixed
         income securities               Fixed income securities       315           --     117      117        --
      Equity-indexed call options in
         fixed income securities         Fixed income securities       475           --      89       89        --
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
         Protection                         Other investments           83           --      (3)       2        (5)
      Credit Default Swaps - Selling
         Protection                         Other investments           14           --      --       --        --
   OTHER CONTRACTS
      Other contracts                       Other investments           75           --      --       --        --
      Other contracts                         Other assets               6           --       2        2        --
                                                                    ------     --------    ----     ----      ----
      Total                                                         $2,241       20,356    $650     $659      $ (9)
                                                                    ------     --------    ----     ----      ----
TOTAL DERIVATIVE ASSETS                                             $2,309       20,356    $645     $659      $(14)
                                                                    ======     ========    ====     ====      ====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                           LIABILITY DERIVATIVES
                                            -----------------------------------------------------------------------------------
                                                                                       Volume/(1)/
                                                                                  -------------------
                                                                                                        Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                                  Notional  Number of  value,  Gross    Gross
CONTRACTS)                                          Balance sheet location         amount   contracts    net   asset  liability
                                            ------------------------------------  --------  ---------  ------  -----  ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 2,443        --   $(230)   $ --    $(230)
      Foreign currency swap agreements      Other liabilities & accrued expenses       179        --     (18)      3      (21)
      Foreign currency and interest rate
         swap agreements                    Other liabilities & accrued expenses       870        --     231     231       --
      Foreign currency and interest rate
         swap agreements                    Contractholder funds                        --        --      44      44       --
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $ 3,492        --   $  27    $278    $(251)
                                                                                   -------    ------   -----    ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 6,087        --   $  32    $ 69    $ (37)
      Interest rate swaption agreements     Other liabilities & accrued expenses     1,000        --      15      15       --
      Interest rate cap and floor
         agreements                         Other liabilities & accrued expenses     3,896        --     (16)      9      (25)
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants                           Other liabilities & accrued expenses        45    19,946    (213)      3     (216)
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other liabilities & accrued expenses        54        --       3       3       --
      Foreign currency forwards and
         options                            Other liabilities & accrued expenses       185        --       2       2       --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Guaranteed accumulation benefits              Contractholder funds             1,113        --     (66)     --      (66)
      Guaranteed withdrawal benefits                Contractholder funds               810        --     (41)     --      (41)
      Equity-indexed options in life and
         annuity product contracts                  Contractholder funds             4,321        --    (217)     --     (217)
      Other embedded derivative financial
         instruments                                Contractholder funds                85        --      (3)     --       (3)
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
      Protection                            Other liabilities & accrued expenses       550        --     (29)      4      (33)
   Credit Default Swaps - Selling
      Protection                            Other liabilities & accrued expenses     1,070        --     (60)      6      (66)
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $19,216    19,946   $(593)   $111    $(704)
                                                                                   -------    ------   -----    ----    -----
TOTAL DERIVATIVE LIABILITIES                                                       $22,708    19,946   $(566)   $389    $(955)
                                                                                   =======    ======   =====    ====    =====
TOTAL DERIVATIVES                                                                  $25,017    40,302   $  79
                                                                                   =======    ======   =====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                CARRYING VALUE
                                                        NOTIONAL   FAIR    ------------------------
($ IN MILLIONS)                                          AMOUNT    VALUE   ASSETS     (LIABILITIES)
                                                        --------   -----   ------     -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                        $10,354    $(799)   $ 22         $  (821)
   Financial futures contracts and options                4,359       (1)     --              (1)
   Interest rate cap and floor agreements                 5,688      (35)      2             (37)
                                                        -------    -----   ----          -------
      Total interest rate contracts                      20,401     (835)     24            (859)
EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants               5,056       49      97             (48)
FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                       1,233      222       9             213
   Foreign currency forwards and options                     10       --      --              --
                                                        -------    -----   -----         -------
      Total foreign currency contracts                    1,243      222      9              213
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                517      (73)     (1)            (72)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                         985     (147)     --            (147)
   Guaranteed withdrawal benefits                           744     (119)     --            (119)
   Conversion options in fixed income securities            378       90      90              --
   Equity-indexed call options in fixed income
      securities                                            800      132     132              --
   Equity-indexed call options in fixed income
      securities                                          4,150      (37)     --             (37)
   Other embedded derivative financial instruments          135        1      --               1
                                                        -------    -----   -----         -------
      Total embedded derivative financial instruments     7,192      (80)    222            (302)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection               1,145       31       9              22
   Other                                                     81        3       3              --
                                                        -------    -----   -----         -------
      Total other derivative instruments                  1,226       34      12              22
                                                        -------    -----   -----         -------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                  $35,635    $(683)   $363/(1)/    $(1,046)/(2)/
                                                        =======    =====   =====         =======

----------
/(1)/ Presented in the Consolidated Statements of Financial Position as $222
      million fixed income securities, $138 million other investments and $3 million other assets.
/(2)/ Presented in the Consolidated Statements of Financial Position as $302 million contractholder funds and $744 million other liabilities and accrued expenses.

     The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $3 million during the next twelve months.

                                                                 YEAR ENDED
($ IN MILLIONS)                                              DECEMBER 31, 2009
                                                             -----------------
EFFECTIVE PORTION
Loss recognized in OCI on derivatives during the period             $(35)
Loss recognized in OCI on derivatives during the term of
   the hedging relationship                                         $(18)
Gain reclassified from AOCI into income (net investment
   income)                                                          $  2
Loss reclassified from AOCI into income (realized capital
   gains and losses)                                                $ (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS
   TESTING

Gain recognized in income on derivatives (realized capital
   gains and losses)                                                $ --

     For cash flow hedges, unrealized net pre-tax (gains) and losses included in accumulated other comprehensive income were $(18) million and $16 million at December 31, 2009 and 2008, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(34) million, $48 million and $(16) million in 2009, 2008 and 2007, respectively.

     The following table presents gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

                                                                                                  TOTAL GAIN
                                                         REALIZED                 INTEREST          (LOSS)
                                               NET       CAPITAL                 CREDITED TO    RECOGNIZED IN
                                           INVESTMENT   GAINS AND   CONTRACT   CONTRACTHOLDER   NET INCOME ON
($ IN MILLIONS)                              INCOME       LOSSES    BENEFITS        FUNDS        DERIVATIVES
                                           ----------   ---------   --------   --------------   -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING
   HEDGING RELATIONSHIPS
   Interest rate contracts                     $30         $ 12       $ --          $(13)            $ 29
   Foreign currency and interest rate
      contracts                                 --           (9)        --            77               68
                                               ---         ----       ----          ----             ----
      Subtotal                                  30            3         --            64               97
                                               ---         ----       ----          ----             ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate contracts                      --          280         --            --              280
   Equity and index contracts                   --           --         --           115              115
   Embedded derivative financial
      instruments                               --           60        158          (184)              34
   Foreign currency contracts                   --            3         --            --                3
   Credit default contracts                     --           14         --            --               14
   Other contracts                              --           --         --             3                3
                                               ---         ----       ----          ----             ----
      Subtotal                                  --          357        158           (66)             449
                                               ---         ----       ----          ----             ----
      Total                                    $30         $360       $158          $ (2)            $546
                                               ===         ====       ====          ====             ====

     The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $1 million, $4 million and $13 million in 2009, 2008 and 2007, respectively.

     The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

($ IN MILLIONS)                             GAIN (LOSS) ON DERIVATIVES    GAIN (LOSS) ON HEDGED RISK
                                            --------------------------   ----------------------------
                                                            FOREIGN
                                            INTEREST      CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED          RATE      INTEREST RATE   CONTRACTHOLDER
   IN NET INCOME ON DERIVATIVES             CONTRACTS      CONTRACTS          FUNDS       INVESTMENTS
-----------------------------------------   ---------   --------------   --------------   -----------
Interest credited to contractholder funds      $(26)          $39             $(13)          $  --
Net investment income                           164            --               --            (164)
Realized capital gains and losses                12            (9)              --              --
                                               ----           ---             ----           -----
   Total                                       $150           $30             $(13)          $(164)
                                               ====           ===             ====           =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2009, counterparties pledged $168 million in cash to the Company, and the Company pledged $162 million in securities to counterparties which includes $122 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $40 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31 as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions).

($ IN MILLIONS)                          2009                                                 2008
                 ---------------------------------------------------  ---------------------------------------------------
                 Number of                              Exposure,     Number of                              Exposure,
                  counter-  Notional      Credit          net of       counter-  Notional      Credit         net of
RATING /(1)/      parties    amount   exposure/(2)/  collateral/(2)/   parties    amount   Exposure/(2)/  collateral/(2)/
---------------  ---------  --------  -------------  ---------------  ---------  --------  -------------  ---------------
AA-                  --      $   --        $ --            $--             1      $  236        $ 5             $ 5
A+                    3       6,666         151             18             2         242          8               8
A                     2       1,041          48             17             2       1,730         35              15
A-                    1         145          23             23             1         216         25              25
                    ---      ------        ----            ---           ---      ------        ---             ---
Total                 6      $7,852        $222            $58             6      $2,424        $73             $53
                    ===      ======        ====            ===           ===      ======        ===             ===

----------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

     The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, 2009, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ IN MILLIONS)

Gross liability fair value of contracts containing
   credit-risk-contingent features                       $ 386
Gross asset fair value of contracts containing
   credit-risk-contingent features and subject to MNAs    (233)
Collateral posted under MNAs for contracts containing
   credit-risk-contingent features                        (122)
                                                         -----
Maximum amount of additional exposure for contracts
   with credit-risk-contingent features if all
   features were triggered concurrently                  $  31
                                                         =====

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:

                                  NOTIONAL AMOUNT
                         CREDIT RATING UNDERLYING NOTIONAL
                       ------------------------------------
                                            BB AND            FAIR
($ IN MILLIONS)         AA      A     BBB    LOWER    TOTAL   VALUE
                       ----   ----   ----   ------   ------   -----
SINGLE NAME
   Investment grade
      corporate debt   $ 50   $ 65   $ 41    $ 15    $  171   $ (5)
   High yield debt       --     --     --       8         8     --
   Municipal             25     --     --      --        25     (4)
                       ----   ----   ----    ----    ------   ----
      Subtotal           75     65     41      23       204     (9)
BASKETS
   TRANCHE
   Investment grade
      corporate debt     --     --     --      65        65    (27)
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt     --     45     15      --        60     --
   Municipal             20    135     --      --       155    (28)
                       ----   ----   ----    ----    ------   ----
      Subtotal           20    180     15      65       280    (55)
                       ----   ----   ----    ----    ------   ----
INDEX
   Investment grade
      corporate debt     14    159    408      19       600      4
                       ----   ----   ----    ----    ------   ----
TOTAL                  $109   $404   $464    $107    $1,084   $(60)
                       ====   ====   ====    ====    ======   ====

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                    NOTIONAL AMOUNT
                           CREDIT RATING UNDERLYING NOTIONAL
                       -----------------------------------------
                                                  BB AND            FAIR
($ IN MILLIONS)        AAA    AA      A     BBB    LOWER   TOTAL   VALUE
                       ---   ----   ----   ----   ------   -----   -----
SINGLE NAME
   Investment grade
      corporate debt   $10   $ --   $115   $ 91     $--     $216   $(10)
   High yield debt      --     --     --     --       6        6     (3)
   Municipal            --     25     --     --      --       25    (11)
   Sovereign            --     --     --     20       5       25     (1)
                       ---   ----   ----   ----     ---     ----   ----
      Subtotal          10     25    115    111      11      272    (25)
BASKETS
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt    --     --     30     60      --       90     (5)
      Municipal         --    120     35     --      --      155    (43)
                       ---   ----   ----   ----     ---     ----   ----
         Subtotal       --    120     65     60      --      245    (48)
                       ---   ----   ----   ----     ---     ----   ----
TOTAL                  $10   $145   $180   $171     $11     $517   $(73)
                       ===   ====   ====   ====     ===     ====   ====

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. When a credit event occurs in a tranche of a basket, there is no impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2009                  2008
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
($ IN MILLIONS)                           AMOUNT     VALUE     AMOUNT      VALUE
                                       -----------   -----   -----------   -----
Commitments to invest in limited
   partnership interests                   $802       $--      $1,075       $--
Commitments to invest - other                 3        --           2        --
Commitments to extend mortgage loans          3        --           3        --
Private placement commitments                 7        --          --        --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of investment securities and cash totaling $398 million and liabilities primarily consisting of long-term debt totaling $371 million at December 31, 2009. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was zero at December 31, 2009.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN MILLIONS)                                               2009      2008
                                                            -------   -------
Immediate fixed annuities:
   Structured settlement annuities                          $ 6,406   $ 6,628
   Other immediate fixed annuities                            2,043     2,101
Traditional life insurance                                    2,662     2,538
Accident and health                                           1,053       920
Other                                                            92        69
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,256   $12,256
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                             INTEREST                ESTIMATION
              PRODUCT                                  MORTALITY                               RATE                    METHOD
----------------------------------   --------------------------------------------   -------------------------   --------------------
Structured settlement annuities      U.S. population with projected calendar year   Interest rate assumptions   Present value of
                                     improvements; mortality rates adjusted for     range from 1.3% to 9.9%     contractually
                                     each impaired life based on reduction in                                   specified future
                                     life expectancy                                                            benefits

Other immediate fixed annuities      1983 group annuity mortality table with        Interest rate assumptions   Present value of
                                     internal modifications; 1983 individual        range from 1.0% to 11.5%    expected future
                                     annuity mortality table;  Annuity 2000                                     benefits based on
                                     mortality table with internal modifications;                               historical
                                     1983 individual annuity mortality table with                               experience
                                     internal modifications

Traditional life insurance           Actual company experience plus loading         Interest rate assumptions   Net level premium
                                                                                    range from 4.0% to 11.3%    reserve method using
                                                                                                                the Company's
                                                                                                                withdrawal
                                                                                                                experience rates

Accident and health                  Actual company experience plus loading                                     Unearned premium;
                                                                                                                additional contract
                                                                                                                reserves for
                                                                                                                mortality risk

Other:
   Variable annuity guaranteed       100% of Annuity 2000 mortality table           Interest rate assumptions   Projected benefit
      minimum death benefits /(1)/                                                  range from 4.5% to 5.5%     ratio applied to
                                                                                                                cumulative
                                                                                                                assessments

----------------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential").

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2009.

     At December 31, contractholder funds consist of the following:

($ IN MILLIONS)                                     2009      2008
                                                  -------   -------
Interest-sensitive life insurance                 $ 9,662   $ 9,308
Investment contracts:
   Fixed annuities                                 36,030    37,625
   Funding agreements backing medium-term notes     4,699     9,314
   Other investment contracts                         459       533
                                                  -------   -------
      Total contractholder funds                  $50,850   $56,780
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                           INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
---------------------------------   ------------------------------   ------------------------------
Interest-sensitive life insurance   Interest rates credited range    Either a percentage of account
                                    from 2.0% to 6.0%                balance or dollar amount
                                                                     grading off generally over 20
                                                                     years

Fixed annuities                     Interest rates credited range    Either a declining or a level
                                    from 0.5% to 9.9% for            percentage charge generally
                                    immediate annuities and 0% to    over nine years or less.
                                    16% for other fixed annuities    Additionally, approximately
                                    (which include equity-indexed    28.1% of fixed annuities are
                                    annuities whose returns are      subject to market value
                                    indexed to the S&P 500)          adjustment for discretionary
                                                                     withdrawals

Funding agreements backing medium   Interest rates credited range    Not applicable
-term notes                         from 0% to 6.5%
                                    (excluding currency-swapped
                                    medium-term notes)

Other investment contracts:         Interest rates used in           Withdrawal and surrender
  Guaranteed minimum income,        establishing reserves range      charges are based on the terms
  accumulation and withdrawal       from 1.8% to 10.3%               of the related
  benefits on variable                                               interest-sensitive life
  annuities/(1)/ and secondary                                       insurance or fixed annuity
  guarantees on                                                      contract
  interest-sensitive life
  insurance and fixed
  annuities

------------

/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

      Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN MILLIONS)                                            2009       2008
                                                          -------   -------
Balance, beginning of year                                $56,780   $60,464
Deposits                                                    3,327     9,286
Interest credited                                           1,974     2,350
Benefits                                                   (1,553)   (1,701)
Surrenders and partial withdrawals                         (4,086)   (4,329)
Maturities and retirements of institutional products       (4,773)   (8,599)
Contract charges                                             (860)     (819)
Net transfers from separate accounts                           11        19
Fair value hedge adjustments for institutional products        25       (56)
Other adjustments                                               5       165
                                                          -------   -------
Balance, end of year                                      $50,850   $56,780
                                                          =======   =======

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.93 billion and $7.07 billion of equity, fixed income and balanced mutual funds and $568 million and $730 million of money market mutual funds at December 31, 2009 and 2008, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                          -------------------
($ IN MILLIONS)                                             2009       2008
                                                          --------   --------
In the event of death
   Separate account value                                 $  8,496   $  7,802
   Net amount at risk /(1)/                               $  2,153   $  3,971
   Average attained age of contractholders                65 years   64 years
At annuitization (includes income benefit guarantees)
   Separate account value                                 $  2,101   $  1,846
   Net amount at risk /(2)/                               $    906   $  1,459
   Weighted average waiting period until annuitization
      options available                                    3 years    4 years
For cumulative periodic withdrawals
   Separate account value                                 $    786   $    718
   Net amount at risk /(3)/                               $     42   $    159
Accumulation at specified dates
   Separate account value                                 $  1,113   $    984
   Net amount at risk /(4)/                               $     97   $    223
   Weighted average waiting period until guarantee date    8 years    9 years

----------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
/(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance at the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

($ IN MILLIONS)                           LIABILITY FOR                              LIABILITY FOR
                                      GUARANTEES RELATED TO     LIABILITY FOR     GUARANTEES RELATED
                                       DEATH BENEFITS AND         GUARANTEES        TO ACCUMULATION
                                       INTEREST-SENSITIVE     RELATED TO INCOME     AND WITHDRAWAL
                                          LIFE PRODUCTS            BENEFITS            BENEFITS         TOTAL
                                     ----------------------   -----------------   ------------------   ------
Balance at December 31, 2008 /(1)/            $ 115                  $219                $266           $600
   Less reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Net balance at December 31, 2008                 34                    19                  --             53
Incurred guaranteed benefits                     13                    --                   1             14
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    12                    --                   1             13
Net balance at December 31, 2009                 46                    19                   1             66
   Plus reinsurance recoverables                109                   268                 107            484
                                              -----                  ----                ----           ----
Balance, December 31, 2009 /(2)/              $ 155                  $287                $108           $550
                                              =====                  ====                ====           ====
Balance at December 31, 2007 /(3)/            $ 145                  $ 45                $ --           $190
   Less reinsurance recoverables                121                    26                  --            147
                                              -----                  ----                ----           ----
Net balance at December 31, 2007                 24                    19                  --             43
Incurred guaranteed benefits                     11                    --                  --             11
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    10                    --                  --             10
Net balance at December 31, 2008                 34                    19                  --             53
   Plus reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Balance, December 31, 2008 /(1)/              $ 115                  $219                $266           $600
                                              =====                  ====                ====           ====


----------

/(1)/ Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.
/(2)/ Included in the total liability balance at December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.
/(3)/ Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to September 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.57 billion at December 31, 2009 and 2008, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential. In addition, as of December 31, 2009 and 2008, the Company had reinsurance recoverables of $175 million and $181 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2009, the gross life insurance in force was $532.60 billion of which $251.89 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                             2009     2008     2007
                                                          -------   ------   -------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $ 2,215   $2,275   $2,342
Assumed
   Affiliate                                                  102       70       16
   Non-affiliate                                               22       25       26
Ceded-non-affiliate                                          (806)    (874)    (940)
                                                          -------   ------   -------
      Premiums and contract charges, net of reinsurance   $ 1,533   $1,496   $1,444
                                                          =======   ======   =======


     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009      2008     2007
                                              ------   -------   ------
CONTRACT BENEFITS
Direct                                        $1,915   $ 2,428   $1,973
Assumed
   Affiliate                                      66        42       10
   Non-affiliate                                  22        26       27
Ceded-non-affiliate                             (601)   (1,099)    (646)
                                              ------   -------   ------
      Contract benefits, net of reinsurance   $1,402   $ 1,397   $1,364
                                              ======   =======   ======

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                              2009     2008     2007
                                            ------   ------   ------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                      $2,085   $2,373   $2,644
Assumed
   Affiliate                                    11       11       13
   Non-affiliate                                12       15       18
Ceded-non-affiliate                            (32)     (43)     (47)
                                            ------   ------   ------
      Interest credited to contractholder
         funds, net of  reinsurance         $2,076   $2,356   $2,628
                                            ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)   REINSURANCE RECOVERABLE ON
                   PAID AND UNPAID BENEFITS
                  --------------------------
                      2009           2008
                  ------------   -----------
Annuities            $1,667         $1,734
Life insurance        1,528          1,465
Long-term care          732            630
Other                    89             94
                     ------         ------
Total                $4,016         $3,923
                     ======         ======

     At both December 31, 2009 and 2008, approximately 93% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                            2009     2008     2007
                                                         -------   ------   ------
Balance, beginning of year                               $ 6,701   $3,905   $3,485
Impact of adoption of new OTTI accounting guidance
   before  unrealized impact /(1)/                          (176)      --       --
Impact of adoption of new OTTI accounting guidance
   effect of unrealized capital gains and losses /(2)/       176       --       --
Reinsurance assumed /(3)/                                     --       32       --
Impact of adoption of new internal replacements
   accounting guidance /(4)/                                  --       --      (11)
Acquisition costs deferred                                   403      596      547
Amortization charged to income                              (888)    (643)    (518)
Effect of unrealized gains and losses                     (2,552)   2,811      402
                                                         -------   ------   ------
Balance, end of year                                     $ 3,664   $6,701   $3,905
                                                         =======   ======   ======


----------
/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.
/(3)/ In 2008, DAC increased as a result of a reinsurance transaction with AHL
      (see Note 4).
/(4)/ The adoption of new accounting guidance related to internal replacements resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

($ IN MILLIONS)                                    2009   2008   2007
                                                  -----   ----   -----
Balance, beginning of year                        $ 453   $295    $225
Impact of adopting new OTTI accounting guidance
   before unrealized impact /(1)/                   (35)    --      --
Impact of adopting new OTTI accounting guidance
   effect of unrealized capital gains and
   losses /(2)/                                      35     --      --
Impact of adoption of new internal replacements
   accounting guidance /(3)/                         --     --      (2)
Sales inducements deferred                           28     47      64
Amortization charged to income                     (129)   (53)    (57)
Effect of unrealized gains and losses              (157)   164      65
                                                  -----   ----   -----
Balance, end of year                              $ 195   $453    $295
                                                  =====   ====   =====

----------

/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustments to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.
/(3)/ The adoption of new accounting guidance related to internal replacements resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

11.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2009 and 2008, the liability balance included in other liabilities and accrued expenses was $29 million and $30 million, respectively. The related premium tax offsets included in other assets were $28 million and $29 million as of December 31, 2009 and 2008, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. New York law currently contains an aggregate limit on guaranty funds under the Life Insurance Corporation of New York of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's average market share for New York, based on assessable premiums, was approximately 3.1% in 2009.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $160 million at December 31, 2009. The obligations associated with these fixed income securities expire at various dates during the next five years.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

     . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

     . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN MILLIONS)                            2009    2008
                                          -----   ------
DEFERRED ASSETS
Unrealized net capital losses             $ 422   $1,254
Life and annuity reserves                   309      306
Difference in tax bases of investments       31      381
Net operating loss carryforward              --      208
Other assets                                 34       43
                                          -----   ------
   Total deferred assets                    796    2,192
Valuation allowance                          --       (9)
                                          -----   ------
   Net deferred assets                      796    2,183
DEFERRED LIABILITIES
DAC                                        (569)    (790)
Other liabilities                           (24)     (11)
                                          -----   ------
   Total deferred liabilities              (593)    (801)
                                          -----   ------
      Net deferred asset                  $ 203   $1,382
                                          =====   ======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets decreased by $9 million in 2009.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ IN MILLIONS)                                    2009    2008   2007
                                                  -----   -----   ----
Current                                           $(426)  $(640)  $111
Deferred (including $208 million tax benefit of
   operating loss carryforward in 2008)             314    (306)    69
                                                  -----   -----   ----
Total income tax (benefit) expense                $(112)  $(946)  $180
                                                  =====   =====   ====

     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance.

     The Company received refunds of $515 million and $118 million in 2009 and 2008, respectively and paid income taxes of $68 million in 2007. The Company had a current income tax receivable of $440 million and $529 million at December 31, 2009 and 2008, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2009    2008    2007
                                                        -------   -----   ----
Statutory federal income tax rate - (benefit) expense   (35.0)%   (35.0)% 35.0%
Dividends received deduction                             (1.6)     (0.5)  (2.7)
Tax credits                                              (0.5)     (0.2)  (2.3)
Other                                                    (0.7)     (0.2)   0.4
Valuation allowance                                      20.8        --     --
                                                        -------   -----   ----
   Effective income tax rate - (benefit) expense        (17.0)%   (35.9)% 30.4%
                                                        =======   =====   ====

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2009 and 2008 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $14 million, $13 million and $21 million of interest on debt in 2009, 2008 and 2007, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2009, 2008 and 2007 was $(929) million, $(1.98) billion and $172 million, respectively. Statutory capital and surplus was $3.47 billion and $3.25 billion as of December 31, 2009 and 2008, respectively.

     There are no permitted practices utilized as of December 31, 2009.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to admit deferred tax assets that were expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that were expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2009 or 2008. During 2010, ALIC will not be able to pay dividends without prior Illinois Department of Insurance approval since it does not have unassigned funds out of which to pay. As of December 31, 2009, ALIC's unassigned funds reflected a deficit position of $486 million.

     Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. The allocated cost to the Company for the pension plans in 2009, 2008 and 2007 was $14 million, $16 million and $24 million, respectively.

     The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation will no longer offer medical benefits for Medicare-eligible retirees but will instead provide a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $2 million, $4 million and $6 million for postretirement benefits other than pension plans in 2009, 2008 and 2007, respectively.

     AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the 401(k) Savings Plan was $8 million, $6 million and $12 million in 2009, 2008 and 2007, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009                         2008                      2007
                                    --------------------------   --------------------------   ---------------------
                                      PRE-              AFTER-     PRE-              AFTER-    PRE-          AFTER-
                                      TAX       TAX      TAX       TAX       TAX      TAX      TAX    TAX     TAX
                                    -------   -------   ------   -------   ------   -------   -----   ----   ------
Unrealized net holding gains
  (losses) arising during the
  period, net of related
  offsets                           $ 2,570   $  (896)  $1,674   $(5,525)  $1,925   $(3,600)  $(492)  $172    $(320)
Less: reclassification
  adjustment of realized
  capital gains and losses             (346)      121     (225)   (2,072)     725    (1,347)    137    (48)      89
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Unrealized net capital gains
  and losses                          2,916    (1,017)   1,899    (3,453)   1,200    (2,253)   (629)   220     (409)
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Other comprehensive income (loss)   $ 2,916   $(1,017)  $1,899   $(3,453)  $1,200   $(2,253)  $(629)  $220    $(409)
                                    =======   =======   ======   =======   ======   =======   =====   ====    =====

17.  QUARTERLY RESULTS (UNAUDITED)

($ IN MILLIONS)    FIRST QUARTER   SECOND QUARTER   THIRD QUARTER    FOURTH QUARTER
                  --------------   --------------   -------------   ---------------
                   2009     2008    2009     2008   2009     2008    2009     2008
                  ------   -----   ------   -----   ----    -----   -----   -------
Revenues          $1,139   $ 916   $1,254   $ 362   $865    $ 710   $ 829   $   176
Net loss            (336)   (115)      --    (368)   (57)    (184)   (154)   (1,023)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                                                                             AMOUNT AT
                                                                                               WHICH
                                                                        COST/                 SHOWN IN
                                                                      AMORTIZED     FAIR    THE BALANCE
($ IN MILLIONS)                                                          COST      VALUE       SHEET
                                                                      ---------   -------   -----------
Type of investment
------------------
Fixed Maturities:
   Bonds:
      United States government, government agencies and
       authorities ................................................    $ 3,426    $ 3,581    $ 3,581
      States, municipalities and political subdivisions ...........      5,578      5,109      5,109
      Foreign governments .........................................      1,906      2,153      2,153
      Public utilities ............................................      5,369      5,569      5,569
      Convertibles and bonds with warrants attached ...............        775        768        768
      All other corporate bonds ...................................     21,171     21,203     21,203
   Asset-backed securities ........................................      2,616      2,127      2,127
   Residential mortgage-backed securities .........................      5,596      4,666      4,666
   Commercial mortgage-backed securities ..........................      3,390      2,468      2,468
   Redeemable preferred stocks ....................................         15         14         14
                                                                       -------    -------    -------
      Total fixed maturities ......................................     49,842    $47,658     47,658
                                                                                  =======
Equity Securities:
   Common Stocks:
      Public utilities ............................................          1    $     1          1
      Banks, trusts and insurance companies .......................         11         15         15
      Industrial, miscellaneous and all other .....................        126        151        151
   Non-redeemable preferred stocks ................................         21         16         16
                                                                       -------    -------    -------
      Total equity securities .....................................        159    $   183        183
                                                                                  =======
Mortgage loans on real estate .....................................      7,780    $ 6,220      7,780
                                                                                  =======
Real estate acquired in satisfaction of debt ......................         10                    10
Policy loans ......................................................        823                   823
Derivative instruments ............................................        431    $   429        429
                                                                                  =======
Limited partnership interests .....................................      1,028                 1,028
Other long-term investments .......................................        637                   637
Short-term investments ............................................      1,669    $ 1,669      1,669
                                                                                  =======
                                                                       -------               -------
      Total investments ...........................................    $62,379               $60,217
                                                                       =======               =======

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE

                                                                                            PERCENTAGE
                                                                                             OF AMOUNT
                                                     CEDED TO        ASSUMED                  ASSUMED
                                         GROSS        OTHER         FROM OTHER      NET          TO
($ IN MILLIONS)                         AMOUNT    COMPANIES/(1)/    COMPANIES     AMOUNT        NET
                                       --------   --------------    ----------   --------   ----------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Life insurance in force .............  $509,750     $251,894         $22,849    $280,705       8.1%
Premiums and contract charges:
Life insurance.......................  $  2,039     $    669         $    71    $  1,441       4.9%
Accident-health insurance............       176          137              53          92      57.6%
                                       --------     --------         -------    --------
Total premiums and contract
charges .............................  $  2,215     $    806         $   124    $  1,533       8.1%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2008
----------------------------
Life insurance in force..............  $505,372     $249,644         $22,853    $278,581       8.2%
Premiums and contract charges:
Life insurance.......................  $  2,096     $    733         $    48    $  1,411       3.4%
Accident-health insurance............       179          141              47          85      55.3%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,275     $    874         $    95    $  1,496       6.4%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2007
----------------------------
Life insurance in force..............  $490,484     $244,827         $11,490    $257,147       4.5%
Premiums and contract charges:
Life insurance.......................  $  2,168     $    804         $    42    $  1,406       3.0%
Accident-health insurance............       174          136              --          38        --%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,342     $    940         $    42    $  1,444       2.9%
                                       ========     ========         =======    ========

----------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2009, 2008 or 2007.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ IN MILLIONS)                                                        ADDITIONS
                                                                  -------------------
                                                                   CHARGED
                                                      BALANCE AT  TO COSTS                          BALANCE
                                                       BEGINNING     AND      OTHER                 AT END
DESCRIPTION                                            OF PERIOD  EXPENSES  ADDITIONS  DEDUCTIONS  OF PERIOD
-----------                                           ----------  --------  ---------  ----------  ---------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Allowance for deferred tax assets ..................      $ 9       $137       $--       $(146)       $--
Allowance for estimated losses on mortgage loans....        3         96        --           5         94

YEAR ENDED DECEMBER 31, 2008
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $ 9       $  --        $ 9
Allowance for estimated losses on mortgage loans....       --          3        --          --          3

YEAR ENDED DECEMBER 31, 2007
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $--       $  --        $--
Allowance for estimated losses on mortgage loans....       --         --        --          --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. Filed herewith.

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Don Civgin                              Director

Matthew S. Easley                       Director and Vice President

Judith P. Greffin                       Director, Senior Vice President and
                                        Chief Investment Officer

Mark R. LaNeve                          Director

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Group Vice President and
                                        Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director, President and Chief
                                        Executive Officer

Robert K. Becker                        Senior Vice President

Thomas W. Evans                         Senior Vice President and Chief
                                        Marketing Officer

Mark A. Green                           Senior Vice President

Richard C. Crist Jr.                    Vice President and Chief Privacy
                                        Officer

D. Scott Harper                         Vice President

Mary J. McGinn                          Vice President and Assistant Secretary

Steven C. Verney                        Treasurer

Charles C. Baggs                        Assistant Vice President

Darryl L. Baltimore                     Assistant Vice President

James R. Baumstark                      Assistant Vice President

Laura J. Clark                          Assistant Vice President

Errol Cramer                            Assistant Vice President and Appointed
                                        Actuary

Lawrence W. Dahl                        Assistant Vice President

Sarah R. Donahue                        Assistant Vice President

Michael Downing                         Assistant Vice President

Lisa J. Flanary                         Assistant Vice President

Michael H. Haney                        Assistant Vice President

Keith A. Hauschildt                     Assistant Vice President and Chief
                                        Compliance Officer

Atif (A.J.) Ijaz                        Assistant Vice President

Mario Rizzo                             Assistant Vice President and Assistant
                                        Treasurer

Mary Springberg                         Assistant Vice President

Robert E. Transon                       Assistant Vice President

Timothy N. Vander Pas                   Assistant Vice President

Richard Zaharias                        Assistant Vice President

Doris J. Bryant                         Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Dean M. Way                             Illustration Actuary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 25, 2010 (File No. 001-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of February 28, 2010 there were 24,692 contracts.

(b)Variable Annuity 3.

As of February 28, 2010 there were 12,352 contracts.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. Incorporated, is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Walid A. Chammah                       Director
 Charles Chasin                         Director
 Shelley S. Hanan                       Director
 James P. Gorman                        Director, Chairman, President,
                                        & Chief Executive Officer
 Fred J. Gonfiantini                    Chief Financial Officer
 Stephen Daffron                        Chief Operations Officer
 John H. Faulkner                       General Counsel and Secretary
 David K. Wong                          Treasurer
 Jill W. Ostergaard                     Chief Compliance Officer
 Joseph D'Auria                         Controller
 Greame McEvoy                          Assistant Treasurer
 Daniel B. Park                         Assistant Treasurer
 William Pike                           Assistant Treasurer
 W. Gary Beeson                         Assistant Secretary
 Martin M. Cohen                        Assistant Secretary
 Margaret T. Dugan                      Assistant Secretary
 Cheryl A. Grassmann                    Assistant Secretary
 Jeanne E. Greeley                      Assistant Secretary
 Charlene R. Herzer                     Assistant Secretary
 Susan M. Krause                        Assistant Secretary
 Jacob E. Tyler                         Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(c)Compensation of Morgan Stanley & Co. Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2009.

                                 (2)
    (1)                    Net Underwriting      (3)          (4)
Name of Principal           Discounts and   Compensation   Brokerage      (5)
Underwriter                  Commissions    on Redemption Commissions Compensation
-----------------          ---------------- ------------- ----------- ------------
Morgan Stanley & Co. Inc..       N/A             N/A      $12,814,297     N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2010.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                                             BY:        /s/ Susan L. Lees
                                                  ------------------------------
                                                          Susan L. Lees
                                                     Senior Vice President,
                                                  General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2010.


*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/MICHAEL B. BOYLE   Director and Senior Vice President
--------------------
Michael B. Boyle

*/DON CIVGIN         Director
--------------------
Don Civgin

*/MATTHEW S. EASLEY  Director and Vice President
--------------------
Matthew S. Easley

*/JUDITH P. GREFFIN Director, Senior Vice President and Chief Investment -------------------- Officer
Judith P. Greffin

*MARK R. LANEVE      Director
--------------------
Mark R. LaNeve

/S/SUSAN L. LEES     Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/MATTHEW E. WINTER Director, President and Chief Executive Officer -------------------- (Principal Executive Officer)
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- ------------------------------------------------------------------

    10      Consent of Independent Registered Public Accounting Firm

    99 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter